UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22487

DBX ETF Trust

(Exact name of registrant as specified in charter)

875 Third Avenue

New York, New York 10022

(Address of principal executive offices) (Zip code)

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 454-4500

Date of fiscal year end: May 31

Date of reporting period: November 30, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

November 30, 2021

Semi-Annual Report

DBX ETF Trust

Xtrackers Eurozone Equity ETF (EURZ)

Xtrackers International Real Estate ETF (HAUZ)

Xtrackers Japan JPX-Nikkei 400 Equity ETF (JPN)

DBX ETF Trust

To our Shareholders: (Unaudited)

Dear Shareholder,

We are pleased to provide this semi-annual report on three of our sector ETFs for the period ended November 30, 2021.

The global reopening continued during the reporting period, with trade restrictions being lifted in developed and emerging markets. The pace of economic recovery has been faster than expected, which, apart from growth, also accelerated inflation above central banks’ targets. The reopening of economies drove rapid increases in output and strong company earnings growth. The U.S. GDP1 experienced accelerated growth despite softening in Q3 2021 due to a slowdown in spending growth along with lower fixed investments and exports. Global equity markets became more volatile as fear of inflation precipitated a rise in longer-term interest rates, with central banks emphasizing the transitory nature of higher current inflation and their commitment to avoiding withdrawal of support prematurely.

The Eurozone made a rapid recovery since most restrictions were lifted in April this year; however, supply chain disruptions and heightened concerns of rising inflation along with the detection of the Omicron COVID-19 variant kept the markets in check. On the positive side, the Eurozone PMI2 flash survey rebounded in November, after three consecutive months of decline, as demand for services increased. The European Central Bank (ECB) signaled a “moderately lower” pace of asset purchases in Q4 2021. The Bank of England hinted that a modest tightening of monetary policy may be necessary to meet its inflation target before the asset purchase program ends. Among the market sectors, energy outperformed while information technology, especially semiconductor-related stocks, saw a robust advance. The consumer discretionary sector contracted as luxury goods companies faced pressure due to demand concerns from China.

Japan’s economy contracted in Q3 2021, falling below expectations, as global supply disruptions and fresh COVID-19 cases hit business and consumer spending, raising challenges for the new government’s growth plans. Prime Minister Yoshihide Suga faced constant public criticism for the government’s approach to tackling the virus and eventually announced his resignation, leading to Fumio Kishida becoming the country’s 100th prime minister. The automobile sector suffered major production cuts due to the shortage of semiconductors and the spread of COVID-19 in Southeast Asia, an important supplier of parts, bringing down personal consumption, exports, and capital expenditure. However, consumer turnout recovered sharply as the state of emergency and “special stricter measures” were lifted completely toward the end of September.

Global real estate markets continued their recovery, with some markets posting record year-to-date investment activity. With the hybrid working model introduced and adopted by various organizations, overall sentiment and activity in office markets across the globe improved, although at differing speeds. Leasing activity continued to pick up in many major retail markets. Prime spaces were highly sought after in countries with high vaccination rates and reduced containment measures, while markets dependent on international tourism spending lagged. Demand for logistics space outpaced supply and remained robust across the U.S., EMEA and Asia Pacific markets as a lack of space resulted in higher rents and vacancies hitting record lows. However, in the aftermath of Evergrande Group’s debt crisis, China’s real estate sector has continued to struggle. The country’s developers face USD12bn in trust payments due in December, a significant challenge for an industry whose liquidity crisis has spooked global markets.

We believe the global economy is positioned for an uneven recovery, with countries emerging from the crisis facing different challenges. The pandemic continues to affect economies, particularly emerging markets, as new variants of the virus cause uncertainty. High energy prices, rising inflation, and persistent supply constraints continue to threaten the overall recovery. Meanwhile, rate hikes by global central banks and the winding up of pandemic-era asset purchase programs appear imminent.

1

Our team appreciates your trust and looks forward to serving your investment needs through innovative index-driven strategies.

Sincerely,

/s/ Freddi Klassen

Freddi Klassen

President and Chief Executive Officer

1 The gross domestic product (GDP) is the monetary value of all the finished goods and services produced within a country’s borders in a specific time period.

2 Purchasing Managers’ Indexes (PMI) are economic indicators derived from monthly surveys of private sector companies.

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

2

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers Eurozone Equity ETF (EURZ)

The Xtrackers Eurozone Equity ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of NASDAQ Eurozone Large Mid Cap Index (the “Underlying Index”). The Underlying Index is designed to track the performance of equity securities of large- and mid-capitalization companies based in the countries in the Economic and Monetary Union (the “EMU” or “Eurozone”) of the European Union (“EU”). It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of November 30, 2021 (23.8% of Net Assets)

Description	% of Net Assets
ASML Holding NV (Netherlands)	4.8%
LVMH Moet Hennessy Louis Vuitton SE (France)	3.9%
SAP SE (Germany)	2.4%
Siemens AG (Germany)	2.2%
L’Oreal SA (France)	2.0%
TotalEnergies SE (France)	2.0%
Sanofi (France)	1.9%
Schneider Electric SE (France)	1.7%
Allianz SE (Germany)	1.5%
Air Liquide SA (France)	1.4%

Country Diversification* as of November 30, 2021

France	33.6%
Germany	26.0%
Netherlands	15.3%
Spain	7.2%
Italy	6.1%
Finland	3.6%
Belgium	3.1%
Ireland	2.1%
Other	3.0%

Total	100.0%

Sector Diversification* as of November 30, 2021

Consumer Discretionary	16.4%
Industrials	15.6%
Financials	15.0%
Information Technology	14.5%
Consumer Staples	7.8%
Materials	7.1%
Health Care	6.6%
Utilities	6.3%
Communication Services	5.2%
Energy	3.6%
Real Estate	1.9%

Total	100.0%

* As a percent of total investments excluding exchange-traded funds, securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 7.

3

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers International Real Estate ETF (HAUZ)

The Xtrackers International Real Estate ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the iSTOXX Developed and Emerging Markets ex USA PK VN Real Estate Index (the “Underlying Index”). The Underlying Index is a free-float capitalization weighted index that provides exposure to publicly traded real estate securities in countries outside the United States, excluding Pakistan and Vietnam. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of November 30, 2021 (17.6% of Net Assets)

Description	% of Net Assets
Vonovia SE (Germany)	2.7%
Goodman Group (Australia)	2.7%
Segro PLC (United Kingdom)	2.0%
Mitsui Fudosan Co. Ltd. (Japan)	1.8%
Mitsubishi Estate Co. Ltd. (Japan)	1.7%
Sun Hung Kai Properties Ltd. (Hong Kong)	1.7%
Link (Hong Kong)	1.6%
Sumitomo Realty & Development Co. Ltd. (Japan)	1.3%
China Resources Land Ltd. (Hong Kong)	1.1%
CK Asset Holdings Ltd. (Hong Kong)	1.0%

Sector Diversification* as of November 30, 2021

Real Estate Operations/Development	32.5%
Diversified	16.2%
Real Estate Management/Services	14.4%
Warehouse/Industry	10.1%
Shopping Centers	8.1%
Office Property	6.7%
Apartments	3.7%
Other	8.3%

Total	100.0%

Country Diversification* as of November 30, 2021

Japan	20.6%
Hong Kong	11.7%
Australia	10.2%
United Kingdom	8.3%
Canada	6.6%
Sweden	6.3%
Singapore	6.0%
Germany	4.8%
France	2.7%
Israel	2.4%
Belgium	2.3%
Philippines	2.3%
Other	15.8%

Total	100.0%

* As a percent of total investments excluding exchange-traded funds, securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 12.

4

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers Japan JPX-Nikkei 400 Equity ETF (JPN)

The Xtrackers Japan JPX-Nikkei 400 Equity ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the JPX-Nikkei 400 Index (the “Underlying Index”). The Underlying Index is designed to track the performance of equity securities of issuers who are primarily listed on the following sections of the Tokyo Stock Exchange (“TSE”): the first section (for large companies), the second section (for middle-sized companies), “Mothers” (for high-growth and emerging stocks) and JASDAQ. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of November 30, 2021 (17.2% of Net Assets)

Description	% of Net Assets
Recruit Holdings Co. Ltd.	2.0%
Tokyo Electron Ltd.	2.0%
Sony Group Corp.	1.9%
Hoya Corp.	1.8%
Keyence Corp.	1.7%
Nippon Telegraph & Telephone Corp.	1.6%
Hitachi Ltd.	1.6%
Nidec Corp.	1.6%
Toyota Motor Corp.	1.5%
Daikin Industries Ltd.	1.5%

Sector Diversification* as of November 30, 2021

Industrials	24.9%
Consumer Discretionary	15.3%
Information Technology	14.5%
Health Care	11.0%
Financials	9.6%
Consumer Staples	8.0%
Communication Services	6.7%
Materials	5.3%
Real Estate	2.7%
Utilities	1.1%
Energy	0.9%

Total	100.0%

* As a percent of total investments excluding securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 22.

5

DBX ETF Trust

Fees and Expenses (Unaudited)

As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares, and (2) ongoing costs, including unitary advisory fees and other Fund expenses. In the most recent six-month period Xtrackers International Real Estate ETF and Xtrackers Japan JPX-Nikkei 400 Equity ETF limited these expenses; had they not done so, expenses would have been higher. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples in the tables are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (June 1, 2021 to November 30, 2021).

Actual expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses (which is not the Funds’ actual return). The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value June 1, 2021	Ending Account Value November 30, 2021	Annualized Expense Ratio	Expenses Paid During the Period Per $1,000(1)
Xtrackers Eurozone Equity ETF
Actual	$1,000.00	$938.70	0.09%	$0.44
Hypothetical (5% return before expenses)	$1,000.00	$1,024.62	0.09%	$0.46
Xtrackers International Real Estate ETF
Actual	$1,000.00	$972.50	0.10%	$0.49
Hypothetical (5% return before expenses)	$1,000.00	$1,024.57	0.10%	$0.51
Xtrackers Japan JPX-Nikkei 400 Equity ETF
Actual	$1,000.00	$972.40	0.09%	$0.45
Hypothetical (5% return before expenses)	$1,000.00	$1,024.62	0.09%	$0.46

(1) Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183 (the number of days in the most recent six-month period), then divided by 365.

6

DBX ETF Trust

Schedule of Investments

Xtrackers Eurozone Equity ETF

November 30, 2021 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 97.8%
Austria — 0.9%
ANDRITZ AG	35	$1,655
BAWAG Group AG, 144A*	30	1,737
Erste Group Bank AG	145	6,295
OMV AG	71	3,754
Raiffeisen Bank International AG	68	2,007
Telekom Austria AG*	67	561
Verbund AG	54	5,622
voestalpine AG	62	2,085

(Cost $20,600)		23,716

Belgium — 3.1%
Ackermans & van Haaren NV	12	1,975
Aedifica SA REIT	17	2,262
Ageas SA/NV	75	3,852
Anheuser-Busch InBev SA/NV	444	24,616
Cofinimmo SA REIT	13	2,028
D’ieteren SA/NV	11	1,990
Elia Group SA/NV	33	4,082
Etablissements Franz Colruyt NV	27	1,256
Groupe Bruxelles Lambert SA	38	4,086
KBC Group NV	135	11,248
Proximus SADP (a)	68	1,226
Sofina SA	8	3,681
Solvay SA	36	4,008
UCB SA	58	6,276
Umicore SA	89	4,309
Warehouses De Pauw CVA REIT	64	2,951

(Cost $91,251)		79,846

Finland — 3.5%
Elisa OYJ	73	4,352
Fortum OYJ	212	6,063
Huhtamaki OYJ	48	2,049
Kesko OYJ, Class B	126	3,934
Kojamo OYJ	85	1,940
Kone OYJ, Class B	191	12,521
Metso Outotec OYJ	349	3,508
Neste OYJ	203	9,544
Nokia OYJ*	2,630	14,549
Nokian Renkaat OYJ	55	2,034
Sampo OYJ, Class A	226	11,038
Stora Enso OYJ, Class R	305	5,141
UPM-Kymmene OYJ	251	9,055
Valmet OYJ	67	2,730
Wartsila OYJ Abp	225	3,111

(Cost $81,069)		91,569

France — 33.5%
Accor SA*	78	2,298
Aeroports de Paris*	14	1,625
Air Liquide SA	228	37,423
Airbus SE*	295	32,780
Alstom SA	142	5,032
Alten SA	12	1,972
Amundi SA, 144A	30	2,480
Arkema SA	23	2,993
Atos SE	49	2,085

	Number of Shares	Value
France (Continued)
AXA SA	993	$27,216
BioMerieux	22	3,100
BNP Paribas SA	524	32,487
Bollore SA	447	2,383
Bouygues SA	105	3,540
Bureau Veritas SA	141	4,438
Capgemini SE	75	17,230
Carrefour SA	270	4,443
Cie de Saint-Gobain	218	13,785
Cie Generale des Etablissements Michelin SCA	78	11,457
CNP Assurances	81	1,967
Covivio REIT	22	1,813
Credit Agricole SA	642	8,719
Danone SA	311	18,200
Dassault Systemes SE	345	20,655
Edenred	104	4,626
Eiffage SA	44	4,072
Electricite de France SA	241	3,361
Engie SA	900	12,977
EssilorLuxottica SA	144	28,693
Eurazeo SE	21	1,710
Faurecia SE	66	2,816
Gecina SA REIT	24	3,226
Getlink SE	204	2,997
Hermes International	17	31,630
ICADE REIT	16	1,128
Ipsen SA	18	1,745
JCDecaux SA*	25	636
Kering SA	35	26,844
Klepierre SA REIT*	105	2,208
La Francaise des Jeux SAEM, 144A	50	2,302
Legrand SA	129	14,053
L’Oreal SA	116	51,901
LVMH Moet Hennessy Louis Vuitton SE	129	99,696
Orange SA	895	9,580
Orpea SA	25	2,347
Pernod Ricard SA	97	22,110
Publicis Groupe SA	116	7,461
Remy Cointreau SA	10	2,330
Renault SA*	103	3,300
Rexel SA*	116	2,118
Safran SA	151	16,789
Sanofi	511	48,235
Sartorius Stedim Biotech	12	7,043
Schneider Electric SE	256	45,015
SCOR SE	90	2,815
SEB SA	17	2,505
Societe Generale SA	342	10,604
Sodexo SA*	42	3,500
SOITEC*	11	2,880
Teleperformance	27	11,023
Thales SA	54	4,406
TotalEnergies SE	1,110	50,739
Ubisoft Entertainment SA*	54	2,754
Unibail-Rodamco-Westfield REIT*	58	3,800
Valeo	102	2,932

See Notes to Financial Statements.	7

DBX ETF Trust

Schedule of Investments

Xtrackers Eurozone Equity ETF (Continued)

November 30, 2021 (Unaudited)

	Number of Shares	Value
France (Continued)
Veolia Environnement SA	291	$9,302
Vinci SA	260	24,484
Vivendi SE	384	4,863
Wendel SE	14	1,593
Worldline SA, 144A*	116	6,056

(Cost $773,968)		867,326

Germany — 24.2%
1&1 AG	21	592
adidas AG	85	24,450
Allianz SE	185	40,073
BASF SE	413	26,907
Bayer AG	451	22,600
Bayerische Motoren Werke AG	156	14,922
Bechtle AG	36	2,585
Beiersdorf AG	57	5,660
Brenntag SE	72	6,135
Carl Zeiss Meditec AG	15	2,988
Commerzbank AG*	512	3,593
Continental AG*	50	5,330
Covestro AG, 144A	87	4,881
CTS Eventim AG & Co. KGaA*	28	1,808
Daimler AG	380	35,501
Delivery Hero SE, 144A*	81	10,731
Deutsche Bank AG*(b)	918	11,015
Deutsche Boerse AG	84	13,105
Deutsche Lufthansa AG*	494	2,981
Deutsche Post AG	440	25,838
Deutsche Telekom AG	1,966	34,495
E.ON SE	1,064	13,047
Evonik Industries AG	100	2,995
Evotec SE*	47	2,211
Fielmann AG	12	781
Fraport AG Frankfurt Airport Services Worldwide*	18	1,117
Fresenius Medical Care AG & Co. KGaA	94	5,585
Fresenius SE & Co. KGaA	192	7,239
FUCHS PETROLUB SE	14	484
GEA Group AG	67	3,373
Hannover Rueck SE	30	5,222
HeidelbergCement AG	72	4,793
Hella GmbH & Co. KGaA	22	1,476
HelloFresh SE*	76	7,648
Henkel AG & Co. KGaA	50	3,689
HOCHTIEF AG	9	675
Infineon Technologies AG	587	26,383
KION Group AG	37	3,973
Knorr-Bremse AG	30	2,964
LANXESS AG	32	1,847
LEG Immobilien SE	35	4,865
Merck KGaA	57	14,044
MTU Aero Engines AG	23	4,270
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	65	17,439
Nemetschek SE	29	3,649
Puma SE	44	5,287
Rational AG	2	1,833
RWE AG	310	11,916

	Number of Shares	Value
Germany (Continued)
SAP SE	497	$63,316
Scout24 SE, 144A	36	2,375
Siemens AG	361	57,408
Siemens Energy AG*	195	5,145
Sixt SE*	6	969
Symrise AG	53	7,427
TAG Immobilien AG	69	1,903
Talanx AG	26	1,155
TeamViewer AG, 144A*	81	1,093
Telefonica Deutschland Holding AG	447	1,186
thyssenkrupp AG*	209	2,290
TUI AG*	479	1,256
Uniper SE	49	2,119
United Internet AG	45	1,679
Varta AG	8	1,014
Vonovia SE	246	13,568
Wacker Chemie AG	9	1,540
Zalando SE, 144A*	81	7,318

(Cost $600,960)		627,756

Greece — 0.1%
Hellenic Telecommunications Organization SA	123	2,112
OPAP SA	95	1,312

(Cost $3,260)		3,424

Ireland — 2.1%
AIB Group PLC*	401	873
Bank of Ireland Group PLC*	400	2,167
CRH PLC	381	18,406
Glanbia PLC	94	1,207
Kerry Group PLC, Class A	76	9,290
Kingspan Group PLC	67	7,708
Ryanair Holdings PLC, ADR*	92	8,791
Smurfit Kappa Group PLC	119	6,030

(Cost $42,046)		54,472

Italy — 6.1%
A2A SpA	779	1,514
Amplifon SpA	62	3,009
Assicurazioni Generali SpA (a)	627	12,513
Atlantia SpA*	103	1,870
Banca Generali SpA	28	1,141
Banca Mediolanum SpA	129	1,198
Buzzi Unicem SpA	48	1,001
Davide Campari-Milano NV	263	3,810
De’ Longhi SpA	24	799
DiaSorin SpA	6	1,275
Enel SpA	3,272	24,702
Eni SpA	1,231	16,131
FinecoBank Banca Fineco SpA	290	5,056
Hera SpA	586	2,246
Infrastrutture Wireless Italiane SpA, 144A	173	1,974
Interpump Group SpA	37	2,482
Intesa Sanpaolo SpA	8,435	20,085
Italgas SpA	235	1,473
Mediobanca Banca di Credito Finanziario SpA (a)	357	3,926

See Notes to Financial Statements.	8

DBX ETF Trust

Schedule of Investments

Xtrackers Eurozone Equity ETF (Continued)

November 30, 2021 (Unaudited)

	Number of Shares	Value
Italy (Continued)
Moncler SpA	111	$8,006
Nexi SpA, 144A*	248	3,784
Pirelli & C SpA, 144A	160	978
Poste Italiane SpA, 144A	231	2,897
Prysmian SpA	129	4,761
Recordati Industria Chimica e Farmaceutica SpA	33	2,059
Reply SpA	11	2,121
Snam SpA	1,019	5,705
Telecom Italia SpA	5,126	2,654
Telecom Italia SpA-RSP	2,643	1,283
Terna — Rete Elettrica Nazionale	621	4,597
UniCredit SpA	948	11,407

(Cost $146,238)		156,457

Luxembourg — 0.9%
APERAM SA	21	1,001
ArcelorMittal SA	302	8,135
Aroundtown SA	587	3,502
Eurofins Scientific SE	60	7,627
Tenaris SA	235	2,291

(Cost $19,497)		22,556

Netherlands — 15.2%
Aalberts NV	36	2,196
ABN AMRO Bank NV, 144A	408	5,787
Adyen NV, 144A*	13	35,814
Aegon NV	771	3,394
Akzo Nobel NV	88	9,204
Argenx SE*	23	6,395
ASM International NV	21	9,379
ASML Holding NV	157	123,633
ASR Nederland NV	62	2,633
BE Semiconductor Industries NV	30	2,828
Euronext NV, 144A	43	4,204
EXOR NV	56	4,898
Heineken Holding NV	52	4,305
Heineken NV	115	11,383
IMCD NV	21	4,635
ING Groep NV	1,862	25,586
Just Eat Takeaway.com NV, 144A*	86	5,343
Koninklijke Ahold Delhaize NV	481	16,053
Koninklijke DSM NV	79	16,909
Koninklijke KPN NV	1,385	4,055
Koninklijke Philips NV	402	14,115
Koninklijke Vopak NV	34	1,284
NN Group NV	125	6,182
OCI NV*	30	816
Prosus NV*	427	34,086
Randstad NV	57	3,575
Signify NV, 144A	60	2,710
Universal Music Group NV	637	18,147
Wolters Kluwer NV	124	13,854

(Cost $266,350)		393,403

Poland — 0.0%
InPost SA* (Cost $1,574)	86	952

	Number of Shares	Value
Portugal — 0.5%
EDP — Energias de Portugal SA	1,266	$6,889
Galp Energia SGPS SA	225	2,094
Jeronimo Martins SGPS SA	121	2,617

(Cost $10,544)		11,600

Spain — 7.1%
Acciona SA	12	2,127
ACS Actividades de Construccion y Servicios SA	112	2,674
Aena SME SA, 144A*	36	5,248
Amadeus IT Group SA*	198	12,588
Banco Bilbao Vizcaya Argentaria SA	2,991	15,832
Banco Santander SA	7,888	24,417
Bankinter SA	309	1,511
CaixaBank SA	2,106	5,391
Cellnex Telecom SA, 144A*	275	16,108
Enagas SA	113	2,555
Endesa SA	156	3,483
Ferrovial SA	259	7,160
Grifols SA (a)	144	2,566
Iberdrola SA	2,612	29,118
Industria de Diseno Textil SA	547	17,153
Inmobiliaria Colonial Socimi SA REIT*	137	1,234
Mapfre SA (a)	471	959
Merlin Properties Socimi SA REIT	137	1,517
Naturgy Energy Group SA	160	4,376
Red Electrica Corp. SA	214	4,513
Repsol SA	629	6,932
Siemens Gamesa Renewable Energy SA*	113	2,993
Telefonica SA (a)	2,684	12,074

(Cost $217,395)		182,529

Switzerland — 0.6%
STMicroelectronics NV (Cost $6,867)	325	15,767

TOTAL COMMON STOCKS (Cost $2,281,619)		2,531,373

PREFERRED STOCKS — 1.8%
Germany — 1.7%
Bayerische Motoren Werke AG	26	2,031
FUCHS PETROLUB SE	34	1,516
Henkel AG & Co. KGaA	87	6,826
Porsche Automobil Holding SE	72	6,012
Sartorius AG	14	9,565
Sixt SE	8	723
Volkswagen AG	100	18,196

(Cost $40,026)		44,869

Spain — 0.1%
Grifols SA, Class B (Cost $2,851)	129	1,368

TOTAL PREFERRED STOCKS (Cost $42,877)		46,237

RIGHTS — 0.0%
Germany — 0.0%
Vonovia SE*, expires 1/7/22 (Cost $0)	246	861

See Notes to Financial Statements.	9

DBX ETF Trust

Schedule of Investments

Xtrackers Eurozone Equity ETF (Continued)

November 30, 2021 (Unaudited)

	Number of Shares	Value
EXCHANGE-TRADED FUNDS — 0.2%
iShares MSCI Eurozone ETF (a) (Cost $4,034)	85	$4,046

SECURITIES LENDING COLLATERAL — 0.8%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (c)(d) (Cost $20,156)	20,156	20,156

CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares”, 0.04% (c) (Cost $255)	255	255

TOTAL INVESTMENTS — 100.6% (Cost $2,348,941)		$2,602,928
Other assets and liabilities, net — (0.6%)		(15,835)

NET ASSETS — 100.0%		$2,587,093

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2021 is as follows:

Value ($) at 5/31/2021	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2021	Value ($) at 11/30/2021
COMMON STOCKS — 0.4%
Germany — 0.4%
Deutsche Bank AG*(b)
14,310	611	(1,155)		(337)	(2,414)	—	—	918	11,015

SECURITIES LENDING COLLATERAL — 0.8%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (c)(d)
135,258	—	(115,102	)(e)	—	—	2	—	20,156	20,156

CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares”, 0.04% (c)
394	44,192	(44,331)		—	—	0	—	255	255

149,962	44,803	(160,588)		(337)	(2,414)	2	—	21,329	31,426

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2021 amounted to $33,713, which is 1.3% of net assets.

(b)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $16,795.

(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2021.

ADR:	American Depositary Receipt
REIT:	Real Estate Investment Trust
RSP:	Risparmio (Convertible Savings Shares)
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

See Notes to Financial Statements.	10

DBX ETF Trust

Schedule of Investments

Xtrackers Eurozone Equity ETF (Continued)

November 30, 2021 (Unaudited)

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2021 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (f)	$2,531,373	$—	$—	$2,531,373
Preferred Stocks (f)	46,237	—	—	46,237
Rights	861	—	—	861
Exchange-Traded Funds	4,046	—	—	4,046
Short-Term Investments (f)	20,411	—	—	20,411

TOTAL	$2,602,928	$—	$—	$2,602,928

(f)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.	11

DBX ETF Trust

Schedule of Investments

Xtrackers International Real Estate ETF

November 30, 2021 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 98.8%
Australia — 10.1%
Abacus Property Group REIT	194,493	$495,080
ALE Property Group REIT (a)	47,257	186,972
Arena REIT	169,814	538,218
Aventus Group REIT	187,134	444,503
BWP Trust REIT	232,906	680,385
Centuria Industrial REIT	231,243	613,221
Centuria Office REIT	223,736	358,527
Charter Hall Group REIT	221,546	3,034,925
Charter Hall Long Wale REIT	266,940	916,085
Charter Hall Retail REIT	241,619	712,691
Charter Hall Social Infrastructure REIT	163,903	435,808
Cromwell Property Group REIT	762,273	464,821
Dexus REIT	512,984	4,062,880
GDI Property Group REIT	282,868	218,619
Goodman Group REIT	806,694	14,122,347
GPT Group REIT	766,708	2,864,953
Growthpoint Properties Australia Ltd. REIT	158,343	465,934
Home Consortium Ltd. REIT	103,543	535,945
HomeCo Daily Needs REIT	188,977	184,242
Ingenia Communities Group REIT	171,606	748,315
Lifestyle Communities Ltd.	46,728	681,204
Mirvac Group REIT	1,901,249	3,855,511
National Storage REIT	521,504	935,524
REA Group Ltd.	24,289	2,796,700
Rural Funds Group REIT	181,921	381,814
Scentre Group REIT	2,477,163	5,427,377
Shopping Centres Australasia Property Group REIT	509,741	1,004,781
Stockland REIT	1,137,782	3,525,473
US Masters Residential Property Fund REIT*	204,814	47,924
Vicinity Centres REIT	2,194,625	2,637,588
Waypoint REIT	364,069	663,428

(Cost $45,217,110)		54,041,795

Austria — 0.4%
CA Immobilien Anlagen AG	22,848	933,553
IMMOFINANZ AG*(a)	38,548	889,487
S IMMO AG	21,424	475,545

(Cost $2,148,916)		2,298,585

Belgium — 2.3%
Aedifica SA REIT	17,331	2,305,819
Ascencio REIT	2,090	116,684
Atenor	2,428	151,406
Befimmo SA REIT	11,135	393,554
Care Property Invest NV REIT	12,522	359,417
Cofinimmo SA REIT	13,496	2,105,486
Home Invest Belgium SA REIT	996	135,092
Immobel SA (a)	2,046	166,275
Intervest Offices & Warehouses NV REIT	11,893	366,797
Montea NV REIT	6,133	880,862
Nextensa REIT (a)	1,660	135,653
Retail Estates NV REIT	4,760	370,764
VGP NV	4,580	1,214,061
Warehouses De Pauw CVA REIT	67,281	3,101,962

	Number of Shares	Value
Belgium (Continued)
Xior Student Housing NV REIT	9,884	$553,490

(Cost $10,142,745)		12,357,322

Brazil — 0.4%
Aliansce Sonae Shopping Centers SA	67,340	245,105
BR Malls Participacoes SA*	423,609	592,444
Cyrela Brazil Realty SA Empreendimentos e Participacoes	155,455	374,282
Ez Tec Empreendimentos e Participacoes SA	73,002	234,438
Multiplan Empreendimentos Imobiliarios SA	151,747	526,540

(Cost $3,467,992)		1,972,809

Canada — 6.5%
Allied Properties Real Estate Investment Trust REIT	60,495	1,945,291
Altus Group Ltd.	20,107	1,025,413
American Hotel Income Properties REIT LP*(a)	41,445	126,971
Artis Real Estate Investment Trust REIT	36,241	313,309
Boardwalk Real Estate Investment Trust REIT	16,053	665,747
Canadian Apartment Properties REIT	82,614	3,661,858
Chartwell Retirement Residences	103,831	892,778
Choice Properties Real Estate Investment Trust REIT (a)	120,643	1,328,879
Colliers International Group, Inc.	18,143	2,439,150
Cominar Real Estate Investment Trust REIT	71,339	638,425
Crombie Real Estate Investment Trust REIT (a)	46,706	624,422
CT Real Estate Investment Trust REIT (a)	33,319	430,383
Dream Industrial Real Estate Investment Trust REIT	96,560	1,223,184
Dream Office Real Estate Investment Trust REIT	16,981	286,326
DREAM Unlimited Corp., Class A	12,031	323,940
First Capital Real Estate Investment Trust REIT (a)	95,631	1,306,092
FirstService Corp.	17,332	3,317,508
Granite Real Estate Investment Trust REIT (a)	29,579	2,212,509
H&R Real Estate Investment Trust REIT (a)	136,941	1,674,933
InterRent Real Estate Investment Trust REIT (a)	67,509	867,807
Killam Apartment Real Estate Investment Trust REIT	52,518	902,321
Minto Apartment Real Estate Investment Trust REIT, 144A	17,815	302,472
Morguard Corp.	2,333	240,066
Morguard North American Residential Real Estate Investment Trust REIT	14,812	200,449
NorthWest Healthcare Properties Real Estate Investment Trust REIT (a)	95,610	984,571
RioCan Real Estate Investment Trust REIT (a)	151,053	2,502,242

See Notes to Financial Statements.	12

DBX ETF Trust

Schedule of Investments

Xtrackers International Real Estate ETF (Continued)

November 30, 2021 (Unaudited)

	Number of Shares	Value
Canada (Continued)
SmartCentres Real Estate Investment Trust REIT (a)	62,193	$1,445,740
Summit Industrial Income REIT	75,990	1,334,031
Tricon Residential, Inc.	101,190	1,383,593
True North Commercial Real Estate Investment Trust REIT	39,268	215,503

(Cost $29,219,799)		34,815,913

Chile — 0.1%
Cencosud Shopping SA	227,488	239,527
Parque Arauco SA*	351,502	337,532
Plaza SA	119,658	126,393

(Cost $1,205,434)		703,452

China — 1.3%
A-Living Smart City Services Co. Ltd., 144A	277,473	654,188
China Resources Mixc Lifestyle Services Ltd., 144A	303,853	1,504,483
China Vanke Co. Ltd., Class H	813,078	1,841,872
Colour Life Services Group Co. Ltd.*(b)	166,598	24,789
Guangzhou R&F Properties Co. Ltd., Class H (a)	768,715	416,116
Jinke Smart Services Group Co. Ltd., Class H	66,287	265,714
Poly Property Services Co. Ltd., Class H	69,548	472,821
Powerlong Real Estate Holdings Ltd.	673,786	406,215
Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class B	136,332	118,609
Shanghai Lingang Holdings Corp. Ltd., Class B	56,106	59,809
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	533,652	483,489
Shanghai Shibei Hi-Tech Co. Ltd., Class B	120,865	32,996
Shenzhen Wongtee International Enterprise Co. Ltd., Class B*	41,029	7,684
Sino-Ocean Group Holding Ltd.	1,337,278	312,198
Zhenro Properties Group Ltd. (a)	956,183	539,673

(Cost $9,749,040)		7,140,656

Denmark — 0.0%
Jeudan A/S (Cost $183,742)	4,576	184,227

Egypt — 0.1%
Arab Co. for Asset Management & Development*	207,345	6,688
Egyptians Housing Development & Reconstruction*	330,000	9,219
Emaar Misr for Development SAE*	226,940	38,041
Heliopolis Housing	135,100	42,633
Medinet Nasr Housing	407,521	61,583
Palm Hills Developments SAE	635,916	72,275
Six of October Development & Investment	55,509	69,115
Talaat Moustafa Group	455,211	236,717

(Cost $530,761)		536,271

	Number of Shares	Value
Finland — 0.5%
Citycon OYJ (a)	44,937	$346,986
Kojamo OYJ	100,659	2,297,760

(Cost $2,334,249)		2,644,746

France — 2.7%
Altarea SCA REIT	1,867	341,283
ARGAN SA REIT	4,879	600,803
Carmila SA REIT	29,234	402,109
Covivio REIT	22,516	1,855,688
Covivio Hotels SACA REIT (a)	1,993	35,781
Gecina SA REIT	22,610	3,038,708
ICADE REIT	14,935	1,053,199
Klepierre SA REIT*	99,608	2,094,939
Mercialys SA REIT	37,344	346,364
Nexity SA	19,710	839,059
Unibail — Rodamco-Westfield REIT*	56,188	3,680,872

(Cost $15,896,483)		14,288,805

Germany — 4.6%
alstria office REIT-AG REIT	80,460	1,766,033
Deutsche EuroShop AG	23,880	378,192
DIC Asset AG	17,501	284,061
Hamborner REIT AG REIT	36,135	383,389
Instone Real Estate Group SE, 144A	22,670	472,071
LEG Immobilien SE	34,815	4,839,689
PATRIZIA AG	21,591	485,571
TAG Immobilien AG	70,205	1,936,058
Vonovia SE	249,049	13,736,149

(Cost $24,140,473)		24,281,213

Greece — 0.1%
LAMDA Development SA* (Cost $300,607)	40,148	317,690

Hong Kong — 11.6%
Asia Standard International Group Ltd.	112,346	12,393
C C Land Holdings Ltd.	569,220	128,508
C&D International Investment Group Ltd.	218,024	416,144
Champion REIT	1,173,682	606,725
China Jinmao Holdings Group Ltd.	3,047,917	930,500
China Motor Bus Co. Ltd.	8,543	109,365
China Overseas Grand Oceans Group Ltd.	859,529	389,199
China Overseas Land & Investment Ltd.	1,786,055	4,114,695
China Overseas Property Holdings Ltd.	618,724	580,958
China Resources Land Ltd.	1,382,189	5,753,322
China Shandong Hi-Speed Financial Group Ltd.*(a)	3,148,257	319,032
Chinese Estates Holdings Ltd.	229,781	113,773
Chuang’s Consortium International Ltd.	88,749	9,904
CK Asset Holdings Ltd.	949,873	5,434,216
CSI Properties Ltd.	1,212,350	33,435
Emperor International Holdings Ltd.	299,495	38,033
ESR Cayman Ltd., 144A*	827,973	2,740,138
Far East Consortium International Ltd.	473,343	145,114
Fullshare Holdings Ltd.*	2,499,231	34,303
Hang Lung Group Ltd.	396,929	878,800
Hang Lung Properties Ltd.	906,930	1,798,539

See Notes to Financial Statements.	13

DBX ETF Trust

Schedule of Investments

Xtrackers International Real Estate ETF (Continued)

November 30, 2021 (Unaudited)

	Number of Shares	Value
Hong Kong (Continued)
Henderson Land Development Co. Ltd.	636,020	$2,602,543
HKR International Ltd.	291,741	108,900
Hong Kong Ferry Holdings Co. Ltd.	105,487	73,474
Hongkong Land Holdings Ltd.	558,687	3,016,910
Hysan Development Co. Ltd.	291,580	890,166
Joy City Property Ltd.	1,112,083	55,634
K Wah International Holdings Ltd.	487,598	188,888
Kerry Properties Ltd.	283,317	735,926
Kowloon Development Co. Ltd.	164,884	214,040
Lai Sun Development Co. Ltd.*	71,182	35,519
Landing International Development Ltd.*	164,942	4,930
Langham Hospitality Investments and Langham Hospitality Investments Ltd.*(c)	438,887	48,416
Link REIT	1,001,784	8,686,750
New World Development Co. Ltd.	680,412	2,688,185
Poly Property Group Co. Ltd.	873,749	219,674
Prosperity REIT	626,702	241,168
Regal Real Estate Investment Trust REIT	319,029	59,747
SEA Holdings Ltd.	71,653	55,147
Shenzhen Investment Ltd.	1,133,722	257,405
Shun Tak Holdings Ltd.*	634,716	169,348
Sino Land Co. Ltd.	1,633,134	1,952,425
Sun Hung Kai Properties Ltd.	747,405	9,088,681
Suncity Group Holdings Ltd.*(a)	647,515	10,964
Sunlight Real Estate Investment Trust REIT	488,408	284,430
Swire Properties Ltd.	508,182	1,207,249
TAI Cheung Holdings Ltd.	145,594	88,710
Wang On Properties Ltd.	990,390	10,417
Wharf Real Estate Investment Co. Ltd.	748,172	3,790,837
Yuexiu Property Co. Ltd.	618,955	577,999

(Cost $68,306,089)		61,951,578

India — 1.3%
Brigade Enterprises Ltd.	71,174	475,851
DLF Ltd.	470,168	2,344,818
Godrej Properties Ltd.*	64,333	1,709,241
Indiabulls Real Estate Ltd.*	196,414	438,029
Macrotech Developers Ltd., 144A*	35,189	663,863
Oberoi Realty Ltd.*	57,045	632,104
Omaxe Ltd.*	16,452	15,357
Prestige Estates Projects Ltd.	82,232	461,480
Sobha Ltd.	18,945	215,925
Sunteck Realty Ltd.	31,395	180,928

(Cost $4,551,097)		7,137,596

Indonesia — 0.4%
PT Alam Sutera Realty Tbk*	6,817,894	81,877
PT Andalan Perkasa Abadi Tbk*	507,804	2,269
PT Bumi Serpong Damai Tbk*	4,430,183	335,608
PT Ciputra Development Tbk	4,456,237	326,692
PT Jaya Real Property Tbk	1,739,294	59,505
PT Jaya Sukses Makmur Sentosa Tbk*	823,481	21,848
PT Kawasan Industri Jababeka Tbk*	7,173,162	86,644
PT Lippo Cikarang Tbk	278,468	27,220
PT Lippo Karawaci Tbk*	15,551,104	160,696

	Number of Shares	Value
Indonesia (Continued)
PT Pakuwon Jati Tbk*	7,447,705	$255,840
PT Pollux Properties Indonesia Tbk*	586,060	81,838
PT PP Properti Tbk*	6,178,504	29,765
PT Puradelta Lestari Tbk	4,712,912	71,734
PT Summarecon Agung Tbk*	4,947,172	300,509

(Cost $1,872,126)		1,842,045

Ireland — 0.1%
Hibernia REIT PLC REIT (Cost $443,108)	320,196	464,932

Israel — 2.4%
Adgar Investment and Development Ltd.	44,199	102,492
AFI Properties Ltd.	4,999	290,993
Africa Israel Residences Ltd. (a)	3,644	213,043
Airport City Ltd.*	32,227	674,377
Alony Hetz Properties & Investments Ltd.	70,997	1,217,291
Alrov Properties and Lodgings Ltd.*	1,256	76,580
Amot Investments Ltd.	86,901	673,275
Arad Investment & Industrial Development Ltd.	2,179	294,070
Azrieli Group Ltd.	17,590	1,607,338
Big Shopping Centers Ltd.	5,327	819,682
Blue Square Real Estate Ltd.	2,199	198,218
Duniec Brothers Ltd.	1,066	67,499
Electra Real Estate Ltd. (a)	10,914	204,725
Gav-Yam Lands Corp. Ltd.	64,789	760,857
Gazit-Globe Ltd.	33,148	249,979
Israel Canada T.R Ltd.	55,427	294,670
Isras Investment Co. Ltd.	781	190,128
Lahav L.R. Real Estate Ltd. (a)	38,099	77,138
Megureit Israel Ltd. REIT*	36,440	86,860
Melisron Ltd.*	11,118	973,242
Menivim- The New REIT Ltd. REIT	279,593	204,638
Mivne Real Estate KD Ltd.	320,044	1,287,023
Norstar Holdings, Inc. (a)	6,245	50,049
Prashkovsky Investments and Construction Ltd.	3,388	117,641
Property & Building Corp. Ltd.*	1,424	196,336
Reit 1 Ltd. REIT	89,379	618,148
REIT Azorim HF Living Ltd. REIT*(a)	23,022	123,270
Sella Capital Real Estate Ltd. REIT	102,410	361,449
Summit Real Estate Holdings Ltd.*	19,913	390,404
Villar International Ltd. (a)	2,340	133,761

(Cost $8,765,554)		12,555,176

Italy — 0.0%
COIMA RES SpA REIT, 144A	10,819	88,168
Immobiliare Grande Distribuzione SIIQ SpA REIT*	26,681	103,911

(Cost $208,066)		192,079

Japan — 20.4%
Activia Properties, Inc. REIT (a)	337	1,282,170
Advance Residence Investment Corp. REIT	664	2,037,994
Aeon Mall Co. Ltd.	44,800	634,053
AEON REIT Investment Corp. REIT	732	979,911

See Notes to Financial Statements.	14

DBX ETF Trust

Schedule of Investments

Xtrackers International Real Estate ETF (Continued)

November 30, 2021 (Unaudited)

	Number of Shares	Value
Japan (Continued)
Comforia Residential REIT, Inc. REIT	318	$893,408
CRE Logistics REIT, Inc. REIT	238	459,043
Daibiru Corp.	29,300	377,782
Daito Trust Construction Co. Ltd.	33,300	3,604,360
Daiwa House REIT Investment Corp. REIT	940	2,678,145
Daiwa Office Investment Corp. REIT (a)	142	892,932
Daiwa Securities Living Investments Corp. REIT	1,034	996,254
ES-Con Japan Ltd.	17,200	113,611
ESCON Japan Reit Investment Corp. REIT	143	171,154
Frontier Real Estate Investment Corp. REIT	259	1,133,674
Fukuoka REIT Corp. REIT	358	514,559
GA Technologies Co. Ltd.*(a)	7,100	85,291
Global One Real Estate Investment Corp. REIT	475	498,657
GLP J REIT	2,171	3,447,367
Goldcrest Co. Ltd.	7,200	94,609
Hankyu Hanshin REIT, Inc. REIT (a)	337	469,535
Health Care & Medical Investment Corp. REIT	160	217,711
Heiwa Real Estate Co. Ltd.	15,800	473,116
Heiwa Real Estate REIT, Inc. REIT	429	569,380
Hoshino Resorts REIT, Inc. REIT	103	577,841
Hulic Co. Ltd.	285,100	2,701,727
Hulic Reit, Inc. REIT	593	870,607
Ichigo Office REIT Investment Corp. REIT (a)	734	553,352
Ichigo, Inc.	111,300	278,385
Industrial & Infrastructure Fund Investment Corp. REIT	988	1,764,643
Invincible Investment Corp. REIT	3,012	1,009,350
Itochu Advance Logistics Investment Corp. REIT	262	396,421
Japan Excellent, Inc. REIT	448	523,972
Japan Hotel REIT Investment Corp. REIT	2,149	1,109,088
Japan Logistics Fund, Inc. REIT	424	1,172,540
Japan Metropolitan Fund Invest REIT	3,340	2,876,851
Japan Prime Realty Investment Corp. REIT	448	1,595,984
Japan Real Estate Investment Corp. REIT	662	3,818,838
Kabuki-Za Co. Ltd.	4,200	175,516
Keihanshin Building Co. Ltd.	25,200	305,609
Kenedix Office Investment Corp. REIT (a)	217	1,316,773
Kenedix Residential Next Investment Corp. REIT	373	677,047
Kenedix Retail REIT Corp. REIT	289	712,924
Ki-Star Real Estate Co. Ltd.	3,100	232,886
LaSalle Logiport REIT	852	1,404,680
Leopalace21 Corp.*	117,100	201,105
LIFULL Co. Ltd.	39,000	88,617
Mirai Corp. REIT	787	368,738
Mitsubishi Estate Co. Ltd.	666,600	9,187,802
Mitsubishi Estate Logistics REIT Investment Corp. REIT	186	774,829
Mitsui Fudosan Co. Ltd.	461,100	9,486,368
Mitsui Fudosan Logistics Park, Inc. REIT	250	1,283,632

	Number of Shares	Value
Japan (Continued)
Mori Hills REIT Investment Corp. REIT	786	$1,041,124
Mori Trust Hotel Reit, Inc. REIT	138	153,988
Mori Trust Sogo Reit, Inc. REIT	440	548,716
Nippon Accommodations Fund, Inc. REIT	252	1,376,018
Nippon Building Fund, Inc. REIT	791	4,876,481
Nippon Kanzai Co. Ltd.	9,600	231,323
Nippon Prologis REIT, Inc. REIT (a)	1,063	3,459,232
NIPPON REIT Investment Corp. REIT	226	838,954
Nomura Real Estate Holdings, Inc.	56,000	1,215,729
Nomura Real Estate Master Fund, Inc. REIT	2,246	3,192,606
NTT UD REIT Investment Corp. REIT	456	603,208
One REIT, Inc. REIT	105	272,060
Open House Co. Ltd.	38,200	2,166,612
Orix JREIT, Inc. REIT	1,327	2,109,503
Pressance Corp.	10,400	156,992
Relo Group, Inc.	56,300	1,037,790
SAMTY Co. Ltd. (a)	15,300	308,035
Samty Residential Investment Corp. REIT	205	214,488
Sankei Real Estate, Inc. REIT	150	163,944
Sekisui House Reit, Inc. REIT	2,034	1,477,872
SOSiLA Logistics REIT, Inc. REIT (a)	315	443,877
SRE Holdings Corp.*	3,200	255,053
Star Asia Investment Corp. REIT	765	414,351
Starts Corp., Inc.	15,500	331,582
Starts Proceed Investment Corp. REIT	109	216,378
Sumitomo Realty & Development Co. Ltd.	228,600	7,125,064
Sun Frontier Fudousan Co. Ltd.	10,700	90,278
Takara Leben Co. Ltd.	40,300	94,410
Takara Leben Real Estate Investment Corp. REIT	210	205,848
Tama Home Co. Ltd. (a)	7,800	157,312
TOC Co. Ltd.	30,800	150,820
Tokyo Tatemono Co. Ltd.	99,800	1,413,346
Tokyu Fudosan Holdings Corp.	289,800	1,495,643
Tokyu REIT, Inc. REIT	428	702,622
Tosei Corp.	16,400	139,092
Tosei Reit Investment Corp. REIT	134	149,289
United Urban Investment Corp. REIT (a)	1,516	1,930,632

(Cost $111,968,889)		108,851,113

Jersey — 0.1%
Atrium European Real Estate Ltd.* (Cost $182,175)	57,101	225,919

Luxembourg — 1.0%
ADLER Group SA, 144A (a)	41,699	405,296
Aroundtown SA	463,475	2,764,943
Grand City Properties SA	50,628	1,191,026
Shurgard Self Storage SA	11,912	732,085

(Cost $6,147,999)		5,093,350

Malaysia — 0.6%
AmFIRST Real Estate Investment Trust REIT	442,600	40,986
Axis Real Estate Investment Trust REIT	511,239	239,141
Capitaland Malaysia Trust REIT	167,538	23,869

See Notes to Financial Statements.	15

DBX ETF Trust

Schedule of Investments

Xtrackers International Real Estate ETF (Continued)

November 30, 2021 (Unaudited)

	Number of Shares	Value
Malaysia (Continued)
Eastern & Oriental Bhd*	106,136	$15,751
Eco World Development Group Bhd	447,200	89,196
Eco World International Bhd	546,800	58,426
IGB Bhd*	126,721	58,674
IGB Real Estate Investment Trust REIT	693,600	270,095
IOI Properties Group Bhd	517,125	137,523
Iskandar Waterfront City Bhd*	161,200	13,205
KIP REIT	222,352	43,821
KLCCP Stapled Group (c)	92,900	143,161
KSL Holdings Bhd*	197,300	29,046
Land & General Bhd	1,261,100	32,939
LBS Bina Group Bhd	473,669	57,922
Mah Sing Group Bhd	504,900	88,716
Malton Bhd*	97,400	11,910
Matrix Concepts Holdings Bhd	252,496	128,901
MKH Bhd	125,900	38,564
Paramount Corp. Bhd	202,240	34,575
Pavilion Real Estate Investment Trust REIT	320,300	96,588
Sentral REIT	154,400	32,812
Sime Darby Property Bhd	1,014,146	152,911
SP Setia Bhd Group*	628,005	190,869
Sunway Bhd	1,014,161	406,965
Sunway Real Estate Investment Trust REIT	715,900	243,081
Symphony Life Bhd	322,700	34,097
Tropicana Corp. Bhd*	81,091	20,410
UEM Sunrise Bhd*	413,100	30,407
UOA Development Bhd	169,400	66,368
YNH Property Bhd*	181,600	114,699
Yong Tai Bhd*	1,071,775	25,449
YTL Hospitality REIT	360,700	78,367

(Cost $3,231,524)		3,049,444

Mexico — 0.7%
CFE Capital S de RL de CV REIT	397,566	488,228
Corp. Inmobiliaria Vesta SAB de CV	314,671	536,520
Fibra MTY SAPI de CV REIT	456,970	257,092
Fibra Uno Administracion SA de CV REIT	1,371,843	1,257,605
Macquarie Mexico Real Estate Management SA de CV REIT, 144A	360,981	415,247
PLA Administradora Industrial S de RL de CV REIT	390,407	467,082
Prologis Property Mexico SA de CV REIT (a)	219,446	492,514

(Cost $4,095,072)		3,914,288

Netherlands — 0.1%
CTP NV, 144A (Cost $782,391)	33,805	703,942

New Zealand — 0.7%
Argosy Property Ltd.	414,242	416,096
Goodman Property Trust REIT	495,714	829,328
Kiwi Property Group Ltd.	751,914	589,424
Precinct Properties New Zealand Ltd. (a)	595,393	628,365
Property for Industry Ltd.	244,307	460,955
Stride Property Group (c)	229,136	323,471

	Number of Shares	Value
New Zealand (Continued)
Vital Healthcare Property Trust REIT	185,242	$360,199

(Cost $3,525,460)		3,607,838

Norway — 0.3%
Entra ASA, 144A	61,313	1,367,394
Olav Thon Eiendomsselskap ASA	12,573	266,602
Selvaag Bolig ASA	23,873	121,967
Solon Eiendom ASA*	12,544	60,164

(Cost $1,350,586)		1,816,127

Philippines — 2.3%
8990 Holdings, Inc.	1,071,600	216,511
AREIT, Inc. REIT	253,100	233,082
Ayala Corp.	136,595	2,266,417
Ayala Land, Inc.	3,893,996	2,666,326
Belle Corp.*	1,131,000	30,753
DDMP Reit, Inc. REIT	3,792,000	135,469
DoubleDragon Corp.	277,670	42,104
Filinvest Land, Inc.	3,636,000	80,824
GT Capital Holdings, Inc.	46,581	526,966
Megaworld Corp.	5,739,600	357,693
Robinsons Land Corp.	972,161	351,548
SM Prime Holdings, Inc.	6,933,257	5,146,448
Vista Land & Lifescapes, Inc.	1,409,900	107,453

(Cost $12,117,169)		12,161,594

Poland — 0.1%
Atal SA	5,265	61,862
Develia SA	248,552	167,952
Dom Development SA	4,722	142,700
Echo Investment SA (a)	68,559	72,267
Globe Trade Centre SA*(a)	80,668	136,322
MLP Group SA*	4,552	85,839

(Cost $660,643)		666,942

Romania — 0.2%
NEPI Rockcastle PLC (Cost $1,155,435)	173,660	1,069,135

Russia — 0.5%
LSR Group PJSC	27,813	279,247
PIK Group PJSC	176,385	2,568,187

(Cost $2,239,375)		2,847,434

Singapore — 6.0%
AIMS APAC REIT	227,700	232,491
ARA LOGOS Logistics Trust REIT (a)	629,022	408,292
Ascendas India Trust	429,800	435,709
Ascendas Real Estate Investment Trust REIT	1,620,169	3,450,311
Ascott Residence Trust	896,596	647,362
Bukit Sembawang Estates Ltd.	79,100	290,752
CapitaLand China Trust REIT	502,047	424,734
CapitaLand Integrated Commercial Trust REIT	2,177,392	3,350,689
Capitaland Investment Ltd.*	1,227,463	3,007,895
CDL Hospitality Trusts (c)	370,100	302,310
Chip Eng Seng Corp. Ltd.	233,700	71,585
City Developments Ltd.	222,098	1,137,095

See Notes to Financial Statements.	16

DBX ETF Trust

Schedule of Investments

Xtrackers International Real Estate ETF (Continued)

November 30, 2021 (Unaudited)

	Number of Shares	Value
Singapore (Continued)
Cromwell European Real Estate Investment Trust REIT	169,919	$480,065
ESR REIT	1,265,671	433,844
Far East Hospitality Trust (c)	467,800	197,881
First Real Estate Investment Trust REIT	754,600	159,599
Frasers Centrepoint Trust REIT	486,600	805,588
Frasers Hospitality Trust (c)	390,000	130,839
Frasers Logistics & Commercial Trust REIT	1,400,078	1,501,014
Frasers Property Ltd.	394,300	327,828
GuocoLand Ltd.	156,000	176,348
Ho Bee Land Ltd.	106,500	215,928
Keppel REIT	940,300	761,210
Keppel DC REIT	596,055	1,021,573
Keppel Pacific Oak US REIT	372,754	294,476
Lendlease Global Commercial REIT	370,000	237,465
Lippo Malls Indonesia Retail Trust REIT*	2,128,400	83,823
Manulife US Real Estate Investment Trust REIT (b)	734,026	518,956
Mapletree Commercial Trust REIT	1,049,170	1,560,957
Mapletree Industrial Trust REIT	943,422	1,816,456
Mapletree Logistics Trust REIT	1,384,369	1,877,932
Mapletree North Asia Commercial Trust REIT	998,000	727,856
OUE Commercial Real Estate Investment Trust REIT	1,265,739	410,789
Parkway Life Real Estate Investment Trust REIT	190,200	683,868
Prime US REIT	263,900	220,357
Singapore Land Group Ltd.	81,800	157,497
SPH REIT	448,700	325,607
Starhill Global REIT	712,309	324,686
Suntec Real Estate Investment Trust REIT	843,900	904,739
UOL Group Ltd.	223,817	1,123,043
Wing Tai Holdings Ltd.	219,200	294,153
Yanlord Land Group Ltd.	309,700	246,197

(Cost $31,535,812)		31,779,799

South Africa — 0.8%
Attacq Ltd. REIT*(a)	351,155	151,211
Equites Property Fund Ltd. REIT	318,330	415,004
Fortress REIT Ltd., Class A REIT	519,577	407,912
Fortress REIT Ltd., Class B REIT*	537,269	100,589
Growthpoint Properties Ltd. REIT	1,423,176	1,185,702
Hyprop Investments Ltd. REIT	142,688	287,090
Redefine Properties Ltd. REIT*	2,353,632	734,420
Resilient REIT Ltd. REIT	154,567	538,929
SA Corporate Real Estate Ltd. REIT	1,062,085	149,134
Vukile Property Fund Ltd. REIT	332,998	259,977

(Cost $4,502,970)		4,229,968

South Korea — 0.3%
ESR Kendall Square REIT Co. Ltd. REIT	62,733	350,658
JR Global REIT	77,022	344,294
Koramco Energy Plus REIT	20,405	108,561
Korea Asset In Trust Co. Ltd.	27,109	91,284
Korea Real Estate Investment & Trust Co. Ltd.	78,954	170,151

	Number of Shares	Value
South Korea (Continued)
LOTTE Reit Co. Ltd. REIT	54,847	$251,172
Seobu T&D	17,392	124,009
Shinhan Alpha REIT Co. Ltd. REIT	22,123	147,872
SK D&D Co. Ltd.	3,893	92,745

(Cost $1,653,771)		1,680,746

Spain — 0.7%
Aedas Homes SA, 144A	6,963	191,236
Inmobiliaria Colonial Socimi SA REIT*	130,700	1,176,928
Lar Espana Real Estate Socimi SA REIT	36,465	193,322
Merlin Properties Socimi SA REIT	162,527	1,800,134
Neinor Homes SA, 144A*	26,445	325,645

(Cost $3,758,178)		3,687,265

Sweden — 6.2%
Atrium Ljungberg AB, Class B	19,636	433,629
Castellum AB (a)	146,369	4,108,145
Catena AB	14,375	902,922
Cibus Nordic Real Estate AB	18,878	513,415
Corem Property Group AB, Class B	385,110	1,411,056
Corem Property Group AB, Class D	3,082	104,435
Dios Fastigheter AB	41,566	526,749
Eastnine AB	5,406	90,312
Fabege AB	132,677	2,208,432
Fastighets AB Balder, Class B*	50,372	3,757,903
FastPartner AB, Class A	82,682	1,251,888
Heba Fastighets AB, Class B	19,481	350,777
Hemnet Group AB*	14,687	268,502
Hufvudstaden AB, Class A	56,359	847,121
JM AB	26,607	1,186,873
John Mattson Fastighetsforetagen AB*	9,273	209,991
K-fast Holding AB*	32,882	320,497
NP3 Fastigheter AB	12,986	494,414
Nyfosa AB	81,320	1,489,348
Pandox AB*	47,284	678,932
Platzer Fastigheter Holding AB, Class B	29,479	456,737
Sagax AB, Class A	2,791	110,721
Sagax AB, Class B	79,666	3,100,712
Sagax AB, Class D	56,385	201,936
Samhallsbyggnadsbolaget i Norden AB	554,376	4,022,184
Samhallsbyggnadsbolaget i Norden AB, Class D	74,989	256,830
Stendorren Fastigheter AB*	6,241	216,981
Wallenstam AB, Class B	108,493	1,940,385
Wihlborgs Fastigheter AB	66,199	1,561,108

(Cost $23,173,296)		33,022,935

Switzerland — 1.8%
Allreal Holding AG	7,102	1,461,229
Fundamenta Real Estate AG	14,171	300,142
Intershop Holding AG	598	369,630
Mobimo Holding AG*	3,178	1,030,257
PSP Swiss Property AG	21,884	2,554,001
Swiss Prime Site AG	36,476	3,437,116
Zug Estates Holding AG, Class B	132	278,150

(Cost $9,489,728)		9,430,525

See Notes to Financial Statements.	17

DBX ETF Trust

Schedule of Investments

Xtrackers International Real Estate ETF (Continued)

November 30, 2021 (Unaudited)

	Number of Shares	Value
Taiwan — 1.2%
Cathay No. 1 REIT	674,578	$436,464
Cathay No. 2 REIT	313,150	222,773
Cathay Real Estate Development Co. Ltd.	246,110	174,373
Chong Hong Construction Co. Ltd.	107,050	284,907
Farglory Land Development Co. Ltd.	96,970	225,297
Fubon No. 1 REIT	260,311	165,898
Fubon No. 2 REIT	325,246	183,769
Highwealth Construction Corp.	531,830	883,689
Hong Pu Real Estate Development Co. Ltd.	127,265	101,384
Huaku Development Co. Ltd.	119,396	393,771
Huang Hsiang Construction Corp.	63,033	83,426
Hung Sheng Construction Ltd.	158,807	127,939
KEE TAI Properties Co. Ltd.	249,049	134,805
Kindom Development Co. Ltd.	197,887	274,008
Kuo Yang Construction Co. Ltd.	101,987	86,015
O-Bank No1 Real Estate Investment Trust REIT	87,357	28,559
Prince Housing & Development Corp.	648,034	307,650
Radium Life Tech Co. Ltd.	225,672	80,677
Ruentex Development Co. Ltd.	672,142	1,551,962
Shin Kong No.1 REIT	566,898	406,551
Shining Building Business Co. Ltd.*	310,319	119,978
Sinyi Realty, Inc.	162,918	190,431
Taiwan Land Development Corp.*	243,531	37,662

(Cost $5,114,688)		6,501,988

Thailand — 1.6%
Amata Corp. PCL, NVDR	416,500	239,783
Ananda Development PCL, NVDR*	819,700	37,704
AP Thailand PCL, NVDR	1,274,800	329,127
Asset World Corp. PCL, NVDR*	4,014,500	509,891
Bangkok Land PCL, NVDR	6,223,300	193,915
Central Pattana PCL, NVDR	1,589,400	2,452,669
CP Tower Growth Leasehold Property Fund	800	208
CPN Retail Growth Leasehold REIT*	896,900	548,294
Frasers Property Thailand Industrial Freehold & Leasehold REIT	792,300	300,955
Frasers Property Thailand PCL, NVDR	303,825	98,277
Golden Ventures Leasehold Real Estate Investment Trust REIT	13,500	4,126
Grand Canal Land PCL, NVDR*	572,300	36,345
IMPACT Growth Real Estate Investment Trust REIT	318,832	175,039
Land & Houses PCL, NVDR	4,175,500	1,034,659
LH Hotel Leasehold Real Estate Investment Trust, Class F REIT*	11,700	2,951
LPN Development PCL, NVDR	741,600	103,876
Noble Development PCL, NVDR	406,057	72,903
Origin Property PCL, NVDR	546,200	170,194
Platinum Group PCL, NVDR*	697,700	62,529
Principal Capital PCL, NVDR*	521,900	68,146
Property Perfect PCL, NVDR	4,031,730	58,626
Pruksa Holding PCL, NVDR	429,000	165,502
Quality Houses PCL, NVDR	4,396,700	289,656
Sansiri PCL, NVDR	6,851,400	243,985

	Number of Shares	Value
Thailand (Continued)
SC Asset Corp. PCL, NVDR	897,500	$85,762
Singha Estate PCL, NVDR*	1,331,500	71,914
Supalai PCL, NVDR	741,700	460,020
U City PCL, NVDR*	1,511,700	89,722
Univentures PCL, NVDR	312,000	35,184
WHA Corp. PCL, NVDR	4,676,300	455,175
WHA Premium Growth Freehold & Leasehold Real Estate InvestmentTrust, Class F REIT	727,200	276,227

(Cost $9,424,810)		8,673,364

Turkey — 0.1%
AKIS Gayrimenkul Yatirimi AS REIT*	160,390	21,381
Akmerkez Gayrimenkul Yatirim Ortakligi AS REIT	2,473	7,376
Alarko Gayrimenkul Yatirim Ortakligi AS REIT	23,960	51,465
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	982,365	165,728
Halk Gayrimenkul Yatirim Ortakligi AS REIT	186,729	37,127
Ihlas Gayrimenkul Proje Gelistirme Ve Ticaret AS*	360,980	23,924
Is Gayrimenkul Yatirim Ortakligi AS REIT*	170,152	33,318
Kiler Gayrimenkul Yatirim Ortakligi AS REIT*	103,647	16,783
Nurol Gayrimenkul Yatirim Ortakligi AS REIT*	45,900	34,569
Ozderici Gayrimenkul Yatirim Ortakligi AS REIT*	88,325	10,710
Panora Gayrimenkul Yatirim Ortakligi	31,657	18,096
Peker Gayrimenkul Yatirim Ortakligi AS*	402,260	30,902
Reysas Gayrimenkul Yatirim Ortakligi AS, Class O REIT*	72,262	18,994
Servet Gayrimenkul Yatirim Ortakligi AS, Class O*	5,028	35,974
Sinpas Gayrimenkul Yatirim Ortakligi AS REIT*	76,724	23,114
Torunlar Gayrimenkul Yatirim Ortakligi AS REIT*	56,728	16,363
Vakif Gayrimenkul Yatirim Ortakligi AS REIT*	135,626	18,386
Yeni Gimat Gayrimenkul Ortakligi AS	71,105	96,394
Ziraat Gayrimenkul Yatirim Ortakligi AS*	305,858	55,055

(Cost $1,060,629)		715,659

United Kingdom — 8.2%
Assura PLC REIT	1,268,498	1,135,318
Big Yellow Group PLC REIT	88,206	1,904,489
British Land Co. PLC REIT	413,778	2,785,317
Capital & Counties Properties PLC REIT	338,193	725,283
CLS Holdings PLC	72,142	194,228
Derwent London PLC REIT	48,952	2,195,484
Empiric Student Property PLC REIT	280,915	303,267
Grainger PLC	328,700	1,296,783
Great Portland Estates PLC REIT	99,129	939,674
Hammerson PLC REIT	1,607,907	642,646

See Notes to Financial Statements.	18

DBX ETF Trust

Schedule of Investments

Xtrackers International Real Estate ETF (Continued)

November 30, 2021 (Unaudited)

	Number of Shares	Value
United Kingdom (Continued)
Helical PLC	56,416	$327,663
Land Securities Group PLC REIT	329,171	3,166,038
LondonMetric Property PLC REIT	441,481	1,582,856
LXI REIT PLC REIT	328,678	642,695
Picton Property Income Ltd. REIT	257,938	340,228
Primary Health Properties PLC REIT	630,832	1,251,887
Rightmove PLC	417,330	4,123,291
Safestore Holdings PLC REIT	101,371	1,785,056
Savills PLC	68,645	1,213,320
Segro PLC REIT	576,296	10,742,780
Shaftesbury PLC REIT	101,963	829,617
Tritax Big Box REIT PLC REIT	826,577	2,602,677
UK Commercial Property REIT Ltd. REIT	363,099	366,050
UNITE Group PLC REIT	156,768	2,200,558
Workspace Group PLC REIT	61,173	643,813

(Cost $36,643,205)		43,941,018

United States — 0.0%
Eagle Hospitality Trust*(b) (Cost $94,982)	173,500	23,769

TOTAL COMMON STOCKS (Cost $502,592,178)		527,421,052

RIGHTS — 0.2%
France — 0.0%
Altarea SCA*(a) , expires 12/9/21 (Cost $0)	1,889	4,063

Germany — 0.2%
Vonovia SE* , expires 1/7/22 (Cost $0)	246,448	862,720

Singapore — 0.0%
Mapletree Industrial Trust* , expires 12/21/21 (Cost $0)	50,822	742

South Korea — 0.0%
ESR Kendall Square REIT Co. Ltd.* , expires 12/14/21 (Cost $0)	30,095	5,320

	Number of Shares	Value
Thailand — 0.0%
Origin Property PCL* , expires 12/14/21 (b) (Cost $0)	7,629	$0

TOTAL RIGHTS (Cost $0)		872,845

WARRANTS — 0.0%
Malaysia — 0.0%
Paramount Corp. Bhd*, expires 7/28/24 (Cost $0)	7,840	130

Thailand — 0.0%
Noble Development PCL*, expires 1/12/24 (Cost $0)	54,825	1,595

TOTAL WARRANTS (Cost $0)		1,725

EXCHANGE-TRADED FUNDS — 0.1%
iShares Global REIT ETF	11,000	316,910
Vanguard Global ex-U.S. Real Estate ETF	1,500	82,785

TOTAL EXCHANGE-TRADED FUNDS (Cost $310,340)		399,695

SECURITIES LENDING COLLATERAL — 1.4%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (d)(e) (Cost $7,668,675)	7,668,675	7,668,675

CASH EQUIVALENTS — 0.2%
DWS Government Money Market Series “Institutional Shares”, 0.04% (d) (Cost $1,089,238)	1,089,238	1,089,238

TOTAL INVESTMENTS — 100.7% (Cost $511,660,431)		$537,453,230
Other assets and liabilities, net — (0.7%)		(3,893,668)

NET ASSETS — 100.0%		$533,559,562

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2021 is as follows:

Value ($) at 5/31/2021	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2021	Value ($) at 11/30/2021
SECURITIES LENDING COLLATERAL — 1.4%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01%, (d)(e)
20,979,642	—	(13,310,967	)(f)	—	—	310	—	7,668,675	7,668,675

CASH EQUIVALENTS — 0.2%
DWS Government Money Market Series “Institutional Shares”, 0.04% (d)
61,186	32,100,475	(31,072,423)		—	—	185	—	1,089,238	1,089,238

21,040,828	32,100,475	(44,383,390)		—	—	495	—	8,757,913	8,757,913

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2021 amounted to $21,301,066, which is 4.0% of net assets.

See Notes to Financial Statements.	19

DBX ETF Trust

Schedule of Investments

Xtrackers International Real Estate ETF (Continued)

November 30, 2021 (Unaudited)

(b)	Investment was valued using significant unobservable inputs.
(c)	Stapled Security—A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $15,300,207.

(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2021.

NVDR:	Non Voting Depositary Receipt
PJSC:	Public Joint Stock Company
REIT:	Real Estate Investment Trust
SAE:	Societe Anonyme Egyptienne
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At November 30, 2021, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)
CAC40 10 EURO Futures	EUR	1	$80,292	$75,595	12/17/2021	$(4,697)
E-Mini S&P 500 Futures	USD	2	445,890	456,625	12/17/2021	10,735
EURO STOXX 50 Futures	EUR	5	230,329	229,454	12/17/2021	(875)
MINI TOPIX Index Futures	JPY	16	290,109	267,172	12/09/2021	(22,937)
SPI 200 Futures	AUD	1	127,018	128,178	12/16/2021	1,160

Total net unrealized depreciation						$(16,614)

For information on the Fund’s policy and additional disclosures regarding open futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

AUD	Australian Dollar
EUR	Euro
JPY	Japanese Yen
USD	U.S. Dollar

See Notes to Financial Statements.	20

DBX ETF Trust

Schedule of Investments

Xtrackers International Real Estate ETF (Continued)

November 30, 2021 (Unaudited)

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2021 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (g)	$526,853,538	$—	$567,514	$527,421,052
Rights (g)	862,720	10,125	0	872,845
Warrants (g)	1,725	—	—	1,725
Exchange-Traded Funds	399,695	—	—	399,695
Short-Term Investments (g)	8,757,913	—	—	8,757,913
Derivatives (h)
Futures Contracts	11,895	—	—	11,895

TOTAL	$536,887,486	$10,125	$567,514	$537,465,125

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (h)
Futures Contracts	$(28,509)	$—	$—	$(28,509)

TOTAL	$(28,509)	$—	$—	$(28,509)

(g)	See Schedule of Investments for additional detailed categorizations.
(h)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

During the period ended November 30, 2021, the amount of transfers from Level 1 to Level 3 was $521,115 and from Level 3 to Level 1 was $3,698. The investments were transferred from Level 1 to Level 3 due to the lack of observable market data due to a decrease in market activity. The investments was transferred from Level 3 to Level 1 due to the availability of a pricing source supported by observable inputs.

See Notes to Financial Statements.	21

DBX ETF Trust

Schedule of Investments

Xtrackers Japan JPX-Nikkei 400 Equity ETF

November 30, 2021 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 99.1%
Communication Services — 6.7%
Capcom Co. Ltd.	1,000	$24,915
Dip Corp.	200	7,010
GungHo Online Entertainment, Inc.	240	6,426
Hakuhodo DY Holdings, Inc.	1,400	20,875
Kakaku.com, Inc.	700	19,574
KDDI Corp.	7,900	229,601
Koei Tecmo Holdings Co. Ltd.	360	15,076
Konami Holdings Corp.	400	20,468
Mixi, Inc.	400	7,120
Nexon Co. Ltd.	2,500	49,628
Nintendo Co. Ltd.	501	221,059
Nippon Telegraph & Telephone Corp.	11,400	313,752
SoftBank Group Corp.	3,300	175,252
Square Enix Holdings Co. Ltd.	400	20,890
Toei Animation Co. Ltd. (a)	50	7,217
Toho Co. Ltd.	700	31,133
Z Holdings Corp.	15,900	105,304

(Cost $1,378,359)		1,275,300

Consumer Discretionary — 15.2%
ABC-Mart, Inc.	170	7,995
Aisin Corp.	700	25,708
Bandai Namco Holdings, Inc.	1,000	77,828
Bic Camera, Inc.	700	5,777
Bridgestone Corp.	3,100	125,726
Casio Computer Co. Ltd.	1,000	12,982
Denso Corp.	2,500	183,430
Fast Retailing Co. Ltd.	132	78,355
Food & Life Cos. Ltd.	700	29,746
Goldwin, Inc.	251	14,258
Haseko Corp.	1,000	11,925
Hikari Tsushin, Inc.	137	19,860
Honda Motor Co. Ltd.	9,000	245,797
Iida Group Holdings Co. Ltd.	900	18,611
Isuzu Motors Ltd.	3,400	45,874
Izumi Co. Ltd.	200	5,540
Kohnan Shoji Co. Ltd.	200	5,848
Koito Manufacturing Co. Ltd.	700	40,257
KOMEDA Holdings Co. Ltd.	200	3,424
K’s Holdings Corp.	900	9,107
Marui Group Co. Ltd.	1,000	18,372
McDonald’s Holdings Co. Japan Ltd.	600	26,686
NGK Spark Plug Co. Ltd.	900	14,965
Nifco, Inc.	600	16,487
Nitori Holdings Co. Ltd.	462	73,362
Nojima Corp.	100	1,960
Open House Co. Ltd.	400	22,687
Oriental Land Co. Ltd.	1,213	190,585
PALTAC Corp.	200	7,759
Pan Pacific International Holdings Corp.	2,100	35,806
Panasonic Corp.	11,900	130,219
Pressance Corp.	200	3,019
Rinnai Corp.	264	24,925
Ryohin Keikaku Co. Ltd.	1,300	21,009
Sekisui Chemical Co. Ltd.	2,200	35,748
Sekisui House Ltd.	3,800	73,962

	Number of Shares	Value
Consumer Discretionary (Continued)
Seria Co. Ltd.	300	$9,115
Shimano, Inc.	430	118,913
Sony Group Corp.	3,000	365,274
Stanley Electric Co. Ltd.	800	20,799
Subaru Corp.	3,300	62,268
Sumitomo Electric Industries Ltd.	4,100	53,784
Sumitomo Forestry Co. Ltd.	900	18,128
Sumitomo Rubber Industries Ltd.	1,000	10,031
Suzuki Motor Corp.	2,600	104,989
T-Gaia Corp.	100	1,423
Token Corp.	100	7,882
Toyo Tire Corp.	400	6,080
Toyoda Gosei Co. Ltd.	600	11,990
Toyota Boshoku Corp.	300	5,916
Toyota Motor Corp.	16,630	293,070
TS Tech Co. Ltd.	600	7,044
USS Co. Ltd.	1,200	17,607
Workman Co. Ltd.	200	10,410
Yamaha Corp.	600	30,754
Yamaha Motor Co. Ltd.	1,500	37,769
Yokohama Rubber Co. Ltd.	700	10,887
Zensho Holdings Co. Ltd.	300	6,819
ZOZO, Inc.	800	25,470

(Cost $2,944,670)		2,902,021

Consumer Staples — 7.9%
Ain Holdings, Inc.	200	10,762
Ajinomoto Co., Inc.	2,700	81,015
Ariake Japan Co. Ltd.	100	5,637
Asahi Group Holdings Ltd.	2,700	99,730
Calbee, Inc.	700	15,708
Cosmos Pharmaceutical Corp.	74	11,477
Create SD Holdings Co. Ltd.	200	5,496
Fancl Corp.	600	18,099
Ito En Ltd.	400	23,497
Japan Tobacco, Inc. (a)	6,000	120,137
Kagome Co. Ltd.	400	9,741
Kao Corp.	2,500	127,416
Kewpie Corp.	400	8,134
Kikkoman Corp.	800	61,015
Kirin Holdings Co. Ltd.	3,900	62,410
Kobayashi Pharmaceutical Co. Ltd.	340	26,710
Kobe Bussan Co. Ltd.	800	30,155
Kose Corp.	162	19,504
Kusuri no Aoki Holdings Co. Ltd.	100	6,332
Lawson, Inc.	200	9,758
Life Corp.	100	2,955
Lion Corp.	1,300	18,445
MatsukiyoCocokara & Co.	600	23,515
MEIJI Holdings Co. Ltd.	800	46,924
Morinaga & Co. Ltd.	300	9,327
Morinaga Milk Industry Co. Ltd.	300	14,373
NH Foods Ltd.	700	23,858
Nichirei Corp.	400	9,163
Nippon Suisan Kaisha Ltd.	1,200	6,056
Nissin Foods Holdings Co. Ltd.	364	26,736
Pigeon Corp.	700	14,186

See Notes to Financial Statements.	22

DBX ETF Trust

Schedule of Investments

Xtrackers Japan JPX-Nikkei 400 Equity ETF (Continued)

November 30, 2021 (Unaudited)

	Number of Shares	Value
Consumer Staples (Continued)
Pola Orbis Holdings, Inc.	700	$12,466
Prima Meat Packers Ltd.	200	4,176
Rohto Pharmaceutical Co. Ltd.	500	14,245
Seven & i Holdings Co. Ltd.	4,400	176,473
Shiseido Co. Ltd.	2,000	114,545
Sugi Holdings Co. Ltd.	200	12,577
Sundrug Co. Ltd.	400	10,530
Suntory Beverage & Food Ltd.	600	21,163
Toyo Suisan Kaisha Ltd.	400	16,205
Tsuruha Holdings, Inc.	184	20,742
Unicharm Corp.	2,200	94,708
Welcia Holdings Co. Ltd.	700	24,814
Yakult Honsha Co. Ltd.	700	34,955
Yaoko Co. Ltd.	200	11,784

(Cost $1,714,561)		1,517,654

Energy — 0.9%
Cosmo Energy Holdings Co. Ltd.	400	7,838
ENEOS Holdings, Inc.	17,000	63,392
Idemitsu Kosan Co. Ltd.	1,200	30,976
Inpex Corp.	6,200	51,164
Iwatani Corp.	300	15,139

(Cost $257,593)		168,509

Financials — 9.5%
Acom Co. Ltd.	2,100	6,233
AEON Financial Service Co. Ltd.	700	7,564
Aozora Bank Ltd.	400	8,708
Chiba Bank Ltd.	3,400	19,793
Concordia Financial Group Ltd.	6,700	24,370
Dai-ichi Life Holdings, Inc.	5,300	106,752
Daiwa Securities Group, Inc.	8,000	44,451
Financial Products Group Co. Ltd.	300	1,456
Fukuoka Financial Group, Inc.	900	14,569
Fuyo General Lease Co. Ltd.	100	6,323
JAFCO Group Co. Ltd.	100	6,271
Japan Exchange Group, Inc.	2,800	60,638
Mebuki Financial Group, Inc.	5,500	10,850
Mitsubishi HC Capital, Inc.	4,100	19,282
Mitsubishi UFJ Financial Group, Inc.	50,900	269,596
Mizuho Financial Group, Inc.	14,100	174,100
Mizuho Leasing Co. Ltd.	200	5,221
MS&AD Insurance Group Holdings, Inc.	2,700	78,852
Nomura Holdings, Inc.	16,900	71,056
Orient Corp.	3,700	4,041
ORIX Corp.	6,600	130,495
Resona Holdings, Inc.	12,900	47,217
SBI Holdings, Inc.	1,400	36,053
Seven Bank Ltd.	3,400	6,827
Shinsei Bank Ltd.	900	15,187
Sompo Holdings, Inc.	1,900	78,212
Sumitomo Mitsui Financial Group, Inc.	7,800	254,378
Sumitomo Mitsui Trust Holdings, Inc.	2,000	62,706
T&D Holdings, Inc.	3,100	36,639
Tokio Marine Holdings, Inc.	3,700	186,002
Tokyo Century Corp.	200	9,547
Zenkoku Hosho Co. Ltd.	300	13,105

(Cost $2,129,218)		1,816,494

	Number of Shares	Value
Health Care — 10.9%
Alfresa Holdings Corp.	1,200	$16,254
Asahi Intecc Co. Ltd.	1,200	26,294
Astellas Pharma, Inc.	9,700	152,020
Chugai Pharmaceutical Co. Ltd.	3,500	113,435
Daiichi Sankyo Co. Ltd.	8,899	221,368
Eisai Co. Ltd.	1,300	78,690
Hoya Corp.	2,200	349,148
Japan Lifeline Co. Ltd.	300	2,795
JCR Pharmaceuticals Co. Ltd.	200	4,402
Kaken Pharmaceutical Co. Ltd.	200	7,125
Kyowa Kirin Co. Ltd.	1,300	36,294
M3, Inc.	1,950	105,087
Medipal Holdings Corp.	1,200	21,560
Nihon Kohden Corp.	400	11,784
Nippon Shinyaku Co. Ltd.	300	22,194
Olympus Corp.	5,800	129,695
Ono Pharmaceutical Co. Ltd.	2,600	57,372
Otsuka Holdings Co. Ltd.	2,300	83,983
PeptiDream, Inc.*	300	7,562
Santen Pharmaceutical Co. Ltd.	2,000	26,492
Sawai Group Holdings Co. Ltd.	200	7,398
Shionogi & Co. Ltd.	1,400	97,690
Ship Healthcare Holdings, Inc.	600	13,369
Sumitomo Dainippon Pharma Co. Ltd.	800	9,737
Sysmex Corp.	1,000	124,708
Takeda Pharmaceutical Co. Ltd.	8,300	221,562
Terumo Corp.	3,200	130,429
Towa Pharmaceutical Co. Ltd.	200	4,626

(Cost $2,268,420)		2,083,073

Industrials — 24.7%
Aeon Delight Co. Ltd.	200	6,244
AGC, Inc.	1,000	48,879
Aica Kogyo Co. Ltd.	300	8,759
Amada Co. Ltd.	1,300	12,170
BayCurrent Consulting, Inc.	75	31,243
Benefit One, Inc.	600	28,112
Central Japan Railway Co.	906	124,476
COMSYS Holdings Corp.	300	6,542
Daifuku Co. Ltd.	634	50,756
Daikin Industries Ltd.	1,382	281,768
DMG Mori Co. Ltd.	700	10,937
Ebara Corp.	400	21,489
en Japan, Inc.	200	6,235
EXEO Group, Inc.	700	14,833
FANUC Corp.	999	195,718
Fuji Corp.	700	15,345
Fuji Electric Co. Ltd.	600	31,388
Hankyu Hanshin Holdings, Inc.	1,500	44,454
Hazama Ando Corp.	800	5,925
Hino Motors Ltd.	1,300	10,808
Hitachi Construction Machinery Co. Ltd.	300	8,719
Hitachi Ltd.	5,300	312,179
Hitachi Transport System Ltd.	300	12,233
Hoshizaki Corp.	300	22,775
IHI Corp.*	800	15,085
INFRONEER Holdings, Inc.	900	7,443

See Notes to Financial Statements.	23

DBX ETF Trust

Schedule of Investments

Xtrackers Japan JPX-Nikkei 400 Equity ETF (Continued)

November 30, 2021 (Unaudited)

	Number of Shares	Value
Industrials (Continued)
IR Japan Holdings Ltd.	50	$3,122
ITOCHU Corp.	7,900	226,818
Japan Elevator Service Holdings Co. Ltd.	400	7,486
Japan Steel Works Ltd.	300	9,049
Kajima Corp.	2,600	28,646
Kanamoto Co. Ltd. (a)	300	5,691
Kandenko Co. Ltd.	400	2,853
Kanematsu Corp.	700	7,589
Kintetsu World Express, Inc.	300	7,208
Komatsu Ltd.	5,100	116,423
Kubota Corp.	5,500	114,752
Kumagai Gumi Co. Ltd.	100	2,314
Kyudenko Corp.	300	8,878
Kyushu Railway Co.	700	14,765
Makita Corp.	1,500	65,842
Marubeni Corp.	10,500	94,093
Maruwa Unyu Kikan Co. Ltd.	300	3,646
Meitec Corp.	200	11,731
MINEBEA MITSUMI, Inc.	1,800	47,558
Mirait Holdings Corp.	300	5,192
MISUMI Group, Inc.	1,400	58,999
Mitsubishi Corp.	8,300	247,878
Mitsubishi Electric Corp.	11,400	143,021
Mitsubishi Heavy Industries Ltd.	1,800	40,599
Mitsui & Co. Ltd.	8,600	193,669
Mitsui OSK Lines Ltd.	600	34,348
Miura Co. Ltd.	700	24,567
MonotaRO Co. Ltd.	1,400	27,816
Nabtesco Corp.	400	11,572
NGK Insulators Ltd.	1,200	18,992
Nichias Corp.	300	6,780
Nidec Corp.	2,698	308,900
Nihon M&A Center Holdings, Inc.	1,800	52,869
Nippo Corp.	300	10,595
Nippon Express Co. Ltd.	300	17,095
Nippon Steel Trading Corp.	100	4,056
Nippon Yusen KK	900	58,655
Nishimatsu Construction Co. Ltd.	300	8,944
NSK Ltd.	2,000	13,580
Obayashi Corp.	3,200	23,561
OSG Corp.	700	10,147
Outsourcing, Inc.	400	5,298
Penta-Ocean Construction Co. Ltd.	1,300	7,453
Persol Holdings Co. Ltd.	1,000	28,887
Pilot Corp.	200	7,301
Recruit Holdings Co. Ltd.	6,300	382,899
Sankyu, Inc.	400	15,888
Sanwa Holdings Corp.	1,100	11,751
Secom Co. Ltd.	1,059	71,480
Senko Group Holdings Co. Ltd.	300	2,447
SG Holdings Co. Ltd.	1,900	42,001
Shimizu Corp.	3,400	21,470
SMC Corp.	327	209,226
SMS Co. Ltd.	300	11,189
Sohgo Security Services Co. Ltd.	400	17,050
Sojitz Corp.	1,220	17,256
Sumitomo Corp.	6,900	93,949

	Number of Shares	Value
Industrials (Continued)
Sumitomo Heavy Industries Ltd.	400	$8,881
Sumitomo Mitsui Construction Co. Ltd.	1,000	3,646
Taisei Corp.	1,100	32,067
Takeuchi Manufacturing Co. Ltd.	200	4,787
TechnoPro Holdings, Inc.	700	19,235
Toda Corp.	1,400	8,236
TOKAI Holdings Corp.	300	2,182
Tokyu Construction Co. Ltd.	700	3,976
TOTO Ltd.	800	35,440
Toyota Industries Corp.	900	73,874
Toyota Tsusho Corp.	1,100	48,003
UT Group Co. Ltd.	100	3,567
Yamato Holdings Co. Ltd.	1,400	30,874
Yaskawa Electric Corp.	1,200	53,794

(Cost $4,889,783)		4,708,921

Information Technology — 14.3%
Advantest Corp.	850	74,785
Anritsu Corp.	600	9,327
Azbil Corp.	600	26,527
Bell System24 Holdings, Inc.	200	2,211
Brother Industries Ltd.	1,400	24,093
Daiwabo Holdings Co. Ltd.	300	4,780
Digital Garage, Inc.	200	8,772
Disco Corp.	144	41,344
Elecom Co. Ltd.	400	4,668
FUJIFILM Holdings Corp.	2,000	157,312
Fujitsu Ltd.	1,025	169,667
GMO Payment Gateway, Inc.	200	26,826
Hamamatsu Photonics KK	750	46,105
Horiba Ltd.	300	17,834
Infocom Corp.	100	1,681
Information Services International-Dentsu Ltd.	200	6,482
Itochu Techno-Solutions Corp.	400	13,017
Japan Material Co. Ltd.	600	8,201
Justsystems Corp.	200	9,142
Keyence Corp.	532	329,522
Kyocera Corp.	1,600	94,849
Lasertec Corp.	500	130,983
MCJ Co. Ltd.	200	1,737
Murata Manufacturing Co. Ltd.	3,300	243,551
NEC Corp.	1,400	63,129
NEC Networks & System Integration Corp.	300	4,780
Nihon Unisys Ltd.	400	11,555
Nomura Research Institute Ltd.	2,100	90,255
NS Solutions Corp.	200	6,059
NTT Data Corp.	3,000	63,252
Obic Co. Ltd.	339	62,668
Omron Corp.	900	86,913
Optorun Co. Ltd.	200	3,951
Oracle Corp.	269	26,439
Otsuka Corp.	600	27,425
Rakus Co. Ltd.	400	10,815
Renesas Electronics Corp.*	6,100	77,469
SCREEN Holdings Co. Ltd.	200	20,256

See Notes to Financial Statements.	24

DBX ETF Trust

Schedule of Investments

Xtrackers Japan JPX-Nikkei 400 Equity ETF (Continued)

November 30, 2021 (Unaudited)

	Number of Shares	Value
Information Technology (Continued)
SCSK Corp.	800	$15,183
Seiko Epson Corp.	1,300	20,952
Shimadzu Corp.	1,500	63,543
SUMCO Corp.	1,600	35,059
Systena Corp.	2,800	11,639
Taiyo Yuden Co. Ltd.	700	38,593
TDK Corp.	1,727	68,444
TIS, Inc.	1,000	30,913
Tokyo Electron Ltd.	719	378,924
Tokyo Seimitsu Co. Ltd.	200	8,455
Trend Micro, Inc.	400	23,075
Ulvac, Inc.	200	11,449
Wacom Co. Ltd.	800	6,158
Yokogawa Electric Corp.	1,000	18,803

(Cost $2,395,278)		2,739,572

Materials — 5.2%
Air Water, Inc.	1,000	14,769
Asahi Holdings, Inc.	400	6,743
Asahi Kasei Corp.	7,300	68,889
Daicel Corp.	1,300	8,965
Daio Paper Corp.	300	4,753
Denka Co. Ltd.	600	17,676
DIC Corp.	700	17,539
FP Corp.	200	6,596
Kansai Paint Co. Ltd.	1,200	26,950
Kuraray Co. Ltd.	1,800	14,965
Mitsubishi Chemical Holdings Corp.	7,300	57,361
Mitsubishi Gas Chemical Co., Inc.	1,000	16,637
Mitsui Chemicals, Inc.	900	24,136
Mitsui Mining & Smelting Co. Ltd.	300	7,741
Nippon Paint Holdings Co. Ltd. (a)	4,300	45,179
Nippon Sanso Holdings Corp.	1,000	21,163
Nissan Chemical Corp.	600	34,559
Nitto Denko Corp.	700	48,703
NOF Corp.	300	14,796
Oji Holdings Corp.	5,000	23,119
Rengo Co. Ltd.	1,100	7,431
Shin-Etsu Chemical Co. Ltd.	1,581	264,556
Showa Denko KK	1,000	22,035
Sumitomo Chemical Co. Ltd.	8,700	40,150
Sumitomo Metal Mining Co. Ltd.	1,400	52,193
Taiheiyo Cement Corp.	600	11,620
Teijin Ltd.	900	10,312
Tokai Carbon Co. Ltd.	1,100	11,403
Tokuyama Corp.	300	4,714
Toray Industries, Inc.	7,800	45,394
Tosoh Corp.	1,900	27,292
Ube Industries Ltd.	700	11,713
Zeon Corp.	900	9,535

(Cost $1,173,031)		999,587

Real Estate — 2.7%
Aeon Mall Co. Ltd.	600	8,492
Daito Trust Construction Co. Ltd.	300	32,472
Daiwa House Industry Co. Ltd.	3,200	93,454
Hulic Co. Ltd.	2,500	23,691

	Number of Shares	Value
Real Estate (Continued)
Ichigo, Inc.	1,300	$3,251
Katitas Co. Ltd.	300	11,070
Mitsubishi Estate Co. Ltd.	7,200	99,238
Mitsui Fudosan Co. Ltd.	5,100	104,924
Nomura Real Estate Holdings, Inc.	700	15,197
Relo Group, Inc.	600	11,060
SAMTY Co. Ltd.	200	4,027
Starts Corp., Inc.	100	2,139
Sumitomo Realty & Development Co. Ltd.	2,300	71,687
Tokyo Tatemono Co. Ltd.	1,200	16,994
Tokyu Fudosan Holdings Corp.	3,300	17,031

(Cost $580,841)		514,727

Utilities — 1.1%
Chubu Electric Power Co., Inc.	3,400	34,316
Chugoku Electric Power Co., Inc.	1,400	10,986
Electric Power Development Co. Ltd.	900	11,454
eRex Co. Ltd.	200	4,506
Hokkaido Electric Power Co., Inc.	900	3,717
Kansai Electric Power Co., Inc.	4,300	38,893
Kyushu Electric Power Co., Inc.	2,400	17,142
Osaka Gas Co. Ltd.	2,000	32,181
RENOVA, Inc.*	200	9,424
Tohoku Electric Power Co., Inc.	2,600	17,998
Tokyo Gas Co. Ltd.	2,200	37,685

(Cost $304,975)		218,302

TOTAL COMMON STOCKS (Cost $20,036,729)		18,944,160

SECURITIES LENDING COLLATERAL — 0.8%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (b)(c) (Cost $156,627)	156,627	156,627

CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “Institutional Shares”, 0.04% (b) (Cost $11,264)	11,264	11,264

TOTAL INVESTMENTS — 100.0% (Cost $20,204,620)		$19,112,051
Other assets and liabilities, net — (0.0)%		(8,922)

NET ASSETS — 100.0%		$19,103,129

See Notes to Financial Statements.	25

DBX ETF Trust

Schedule of Investments

Xtrackers Japan JPX-Nikkei 400 Equity ETF (Continued)

November 30, 2021 (Unaudited)

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2021 is as follows:

Value ($) at 5/31/2021	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2021	Value ($) at 11/30/2021
SECURITIES LENDING COLLATERAL — 0.8%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (b)(c)
77,510	79,117	(d)	—	—	—	13	—	156,627	156,627

CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “Institutional Shares”, 0.04% (b)
15,458	278,043		(282,237)	—	—	5	—	11,264	11,264

92,968	357,160		(282,237)	—	—	18	—	167,891	167,891

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2021 amounted to $159,492, which is 0.8% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $11,096.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2021.

At November 30, 2021, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Depreciation
JPX-Nikkei 400 Index Futures	JPY	10	$161,963	$150,821	12/09/2021	$(11,142)

For information on the Fund’s policy and additional disclosures regarding open futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

JPY	Japanese Yen

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2021 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$18,944,160	$—	$—	$18,944,160
Short-Term Investments (e)	167,891	—	—	167,891

TOTAL	$19,112,051	$—	$—	$19,112,051

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (f)
Futures Contracts	$(11,142)	$—	$—	$(11,142)

TOTAL	$(11,142)	$—	$—	$(11,142)

(e)	See Schedule of Investments for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.	26

DBX ETF Trust

Statements of Assets and Liabilities

November 30, 2021 (Unaudited)

	Xtrackers Eurozone Equity ETF	Xtrackers International Real Estate ETF	Xtrackers Japan JPX-Nikkei 400 Equity ETF
Assets
Investment in non-affiliated securities at value	$2,571,502	$528,695,317	$18,944,160
Investment in affiliated securities at value	11,015	—	—
Investment in DWS Government Money Market Series	255	1,089,238	11,264
Investment in DWS Government & Agency Securities Portfolio*	20,156	7,668,675	156,627
Foreign currency at value	2,588	—	49,835
Deposit with broker for futures contracts	—	67,132	6,148
Receivables:
Investment securities sold	—	2,425,399	131,435
Capital shares	—	4,126,565	—
Variation margin on futures contracts	—	742	—
Dividends	618	1,513,536	116,864
Interest	—	36	—
Securities lending income	21	14,286	68
Foreign tax reclaim	1,298	149,588	—

Total assets	$2,607,453	$545,750,514	$19,416,401

Liabilities
Due to foreign custodian	$—	$186,720	$—
Payable upon return of securities loaned	20,156	7,668,675	156,627
Payables:
Investment securities purchased	—	3,931,104	151,081
Investment advisory fees	204	44,832	1,355
Variation margin on futures contracts	—	—	4,209
Deferred foreign tax payable	—	359,621	—

Total liabilities	20,360	12,190,952	313,272

Net Assets, at value	$2,587,093	$533,559,562	$19,103,129

Net Assets Consist of
Paid-in capital	$2,749,000	$524,163,568	$19,708,676
Distributable earnings (loss)	(161,907)	9,395,994	(605,547)

Net Assets, at value	$2,587,093	$533,559,562	$19,103,129

Number of Common Shares outstanding	100,001	19,400,001	600,001

Net Asset Value	$25.87	$27.50	$31.84

Investment in non-affiliated securities at cost	$2,319,443	$502,902,518	$20,036,729

Investment in affiliated securities at cost	$9,087	$—	$—

Value of securities loaned	$33,713	$21,301,066	$159,492

Investment in DWS Government Money Market Series at cost	$255	$1,089,238	$11,264

Investment in DWS Government & Agency Securities Portfolio at cost*	$20,156	$7,668,675	$156,627

Non-cash collateral for securities on loan	$16,795	$15,300,207	$11,096

Foreign currency at cost	$2,583	$(170,526)	$49,437

*	Represents collateral on securities loaned.

See Notes to Financial Statements.	27

DBX ETF Trust

Statements of Operations

For the Six Months Ended November 30, 2021 (Unaudited)

	Xtrackers Eurozone Equity ETF	Xtrackers International Real Estate ETF	Xtrackers Japan JPX-Nikkei 400 Equity ETF
Investment Income
Unaffiliated dividend income*	$15,264	$8,692,111	$181,291
Income distributions from affiliated funds	0	185	5
Affiliated securities lending income	2	310	13
Unaffiliated non-cash dividend income	13,103	—	—
Unaffiliated securities lending income, net of borrower rebates	1,175	82,623	1,212

Total investment income	29,544	8,775,229	182,521

Expenses
Investment advisory fees	1,239	304,134	9,943
Other expenses	57	172	57

Total expenses	1,296	304,306	10,000

Less fees waived (see note 3):
Waiver	—	(50,815)	(2)

Net expenses	1,296	253,491	9,998

Net investment income (loss)	28,248	8,521,738	172,523

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments**	(2,252)	(1,575,902)	(379,996)
Investments in affiliates	(337)	—	—
In-kind redemptions	—	962,459	2,636,025
Futures contracts	—	174,411	1,715
Foreign currency transactions	(140)	(85,268)	(3,160)

Net realized gain (loss)	(2,729)	(524,300)	2,254,584

Net change in unrealized appreciation (depreciation) on:
Investments***	(192,023)	(23,689,481)	(2,729,640)
Investments in affiliates	(2,414)	—	—
Futures contracts	—	(82,329)	(7,695)
Foreign currency translations	(133)	(52,928)	(2,405)

Net change in unrealized appreciation (depreciation)	(194,570)	(23,824,738)	(2,739,740)

Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	(197,299)	(24,349,038)	(485,156)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(169,051)	$(15,827,300)	$(312,633)

* Unaffiliated foreign tax withheld	$4,809	$678,333	$20,145
** Including foreign taxes	$—	$8,259	$—
*** Including change in deferred foreign taxes	$—	$257,171	$—

See Notes to Financial Statements.	28

DBX ETF Trust

Statements of Changes in Net Assets

	Xtrackers Eurozone Equity ETF		Xtrackers International Real Estate ETF
	For the Six Months Ended November 30, 2021 (Unaudited)	Year Ended May 31, 2021	For the Six Months Ended November 30, 2021 (Unaudited)	Year Ended May 31, 2021
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$28,248	$64,525	$8,521,738	$11,340,684
Net realized gain (loss)	(2,729)	(107,402)	(524,300)	(7,184,905)
Net change in net unrealized appreciation (depreciation)	(194,570)	1,033,887	(23,824,738)	85,212,771

Net increase (decrease) in net assets resulting from operations	(169,051)	991,010	(15,827,300)	89,368,550

Distributions to Shareholders	(40,985)	(68,438)	(14,408,060)	(10,236,025)

Fund Shares Transactions
Proceeds from shares sold	—	—	108,955,403	147,772,936
Value of shares redeemed	—	(2,013,187)	(2,843,826)	—

Net increase (decrease) in net assets resulting from fund share transactions	—	(2,013,187)	106,111,577	147,772,936

Total net increase (decrease) in Net Assets	(210,036)	(1,090,615)	75,876,217	226,905,461

Net Assets
Beginning of period	2,797,129	3,887,744	457,683,345	230,777,884

End of period	$2,587,093	$2,797,129	$533,559,562	$457,683,345

Changes in Shares Outstanding
Shares outstanding, beginning of period	100,001	200,001	15,700,001	10,100,001
Shares sold	—	—	3,800,000	5,600,000
Shares redeemed	—	(100,000)	(100,000)	—

Shares outstanding, end of period	100,001	100,001	19,400,001	15,700,001

See Notes to Financial Statements.	29

DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Xtrackers Japan JPX-Nikkei 400 Equity ETF
	For the Six Months Ended November 30, 2021 (Unaudited)	Year Ended May 31, 2021
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$172,523	$297,186
Net realized gain (loss)	2,254,584	443,179
Net change in net unrealized appreciation (depreciation)	(2,739,740)	2,871,009

Net increase (decrease) in net assets resulting from operations	(312,633)	3,611,374

Distributions to Shareholders	(193,035)	(402,982)

Fund Shares Transactions
Proceeds from shares sold	1,610,599	29,855,461
Value of shares redeemed	(28,202,978)	(8,615,493)

Net increase (decrease) in net assets resulting from fund share transactions	(26,592,379)	21,239,968

Total net increase (decrease) in Net Assets	(27,098,047)	24,448,360

Net Assets
Beginning of period	46,201,176	21,752,816

End of period	$19,103,129	$46,201,176

Changes in Shares Outstanding
Shares outstanding, beginning of period	1,400,001	800,001
Shares sold	50,000	900,000
Shares redeemed	(850,000)	(300,000)

Shares outstanding, end of period	600,001	1,400,001

See Notes to Financial Statements.	30

DBX ETF Trust

Financial Highlights

Xtrackers Eurozone Equity ETF Selected Per Share Data	For the Six Months Ended 11/30/2021 (Unaudited)		Years Ended May 31,
			2021	2020		2019		2018	2017
Net Asset Value, beginning of period	$27.97		$19.44	$21.10		$23.60		$23.94	$20.25

Income (loss) from investment operations:
Net investment income (loss) (a)	0.28		0.62	0.32		0.65		0.73	0.74
Net realized and unrealized gain (loss)	(1.97)		8.59	(1.37)		(2.52)		(0.68)	3.74

Total from investment operations	(1.69)		9.21	(1.05)		(1.87)		0.05	4.48

Less distributions from:
Net investment income	(0.41)		(0.68)	(0.61)		(0.63)		(0.39)	(0.79)

Total distributions	(0.41)		(0.68)	(0.61)		(0.63)		(0.39)	(0.79)

Net Asset Value, end of period	$25.87		$27.97	$19.44		$21.10		$23.60	$23.94

Total Return (%)	(6.13	)**	48.46 (b)	(5.29)		(8.09	)(b)	0.22 (b)	23.01

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	3		3	4		2		2	2
Ratio of expenses before fee waiver (%)	0.09	*	0.09	0.09		0.10		0.27	0.45
Ratio of expenses after fee waiver (%)	0.09	*	0.09	0.09		0.09		0.26	0.45
Ratio of net investment income (loss) (%)	1.58	*	2.65	1.52		3.00		3.01	3.62
Portfolio turnover rate (%) (c)	6	**	14	9		14		93	20

Xtrackers International Real Estate ETF Selected Per Share Data	For the Six Months Ended 11/30/2021 (Unaudited)		Years Ended May 31,
			2021	2020		2019		2018	2017
Net Asset Value, beginning of period	$29.15		$22.85	$27.84		$29.17		$26.22	$22.27

Income (loss) from investment operations:
Net investment income (loss) (a)	0.48		0.92	0.84		1.14		0.68	0.56
Net realized and unrealized gain (loss)	(1.25)		6.28	(4.74)		(1.98)		3.01	3.89

Total from investment operations	(0.77)		7.20	(3.90)		(0.84)		3.69	4.45

Less distributions from:
Net investment income	(0.88)		(0.90)	(1.09)		(0.49)		(0.74)	(0.50)

Total distributions	(0.88)		(0.90)	(1.09)		(0.49)		(0.74)	(0.50)

Net Asset Value, end of period	$27.50		$29.15	$22.85		$27.84		$29.17	$26.22

Total Return (%)	(2.75	)**(b)	32.15 (b)	(14.80	)(b)	(2.78	)(b)	14.20	20.34

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	534		458	231		60		4	4
Ratio of expenses before fee waiver (%)	0.12	*	0.12	0.12		0.30		0.60	0.60
Ratio of expenses after fee waiver (%)	0.10	*	0.10	0.10		0.28		0.60	0.60
Ratio of net investment income (loss) (%)	3.36	*	3.55	3.21		4.25		2.40	2.34
Portfolio turnover rate (%) (c)	10	**	9	12		43		24	14

(a)	Based on average shares outstanding during the period.
(b)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(c)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	31

DBX ETF Trust

Financial Highlights (Continued)

Xtrackers Japan JPX-Nikkei 400 Equity ETF Selected Per Share Data	For the Six Months Ended 11/30/2021 (Unaudited)		Years Ended May 31,
			2021	2020	2019		2018	2017
Net Asset Value, beginning of period	$33.00		$27.19	$25.84	$29.39		$26.24	$23.19

Income (loss) from investment operations:
Net investment income (loss) (a)	0.26		0.50	0.58	0.28		0.40	0.35
Net realized and unrealized gain (loss)	(1.16)		5.95	1.47	(3.62)		3.30	3.04

Total from investment operations	(0.90)		6.45	2.05	(3.34)		3.70	3.39

Less distributions from:
Net investment income	(0.26)		(0.64)	(0.70)	(0.21)		(0.55)	(0.34)

Total distributions	(0.26)		(0.64)	(0.70)	(0.21)		(0.55)	(0.34)

Net Asset Value, end of period	$31.84		$33.00	$27.19	$25.84		$29.39	$26.24

Total Return (%)	(2.76	)**(b)	23.98 (b)	7.87 (b)	(11.35	)(b)(c)	14.21 (b)	14.75

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	19		46	22	30		128	10
Ratio of expenses before fee waiver (%)	0.09	*	0.09	0.09	0.10		0.21	0.40
Ratio of expenses after fee waiver (%)	0.09	*	0.09	0.09	0.09		0.18	0.40
Ratio of net investment income (loss) (%)	1.56	*	1.66	2.14	1.00		1.39	1.46
Portfolio turnover rate (%)(d)	19	**	25	12	149		78	22

(a)	Based on average shares outstanding during the period.
(b)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(c)	The Fund’s total return includes a reimbursement by the Advisor for a realized loss on a trade executed incorrectly, which otherwise would have reduced total return by 0.22%.
(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	32

DBX ETF Trust

Notes to Financial Statements (Unaudited)

1. Organization

DBX ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end registered management investment company organized as a Delaware statutory trust.

As of November 30, 2021, the Trust consists of thirty-five investment series of exchange-traded funds (“ETFs”) (each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on the Funds listed below:

Xtrackers Eurozone Equity ETF
Xtrackers International Real Estate ETF
Xtrackers Japan JPX-Nikkei 400 Equity ETF

DBX Advisors LLC (“DBX” or the “Advisor”), an indirect, wholly-owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees (“Board”).

Xtrackers Eurozone Equity ETF offers shares that are listed and traded on the Cboe BZX Exchange (“Cboe”). Xtrackers International Real Estate ETF and Xtrackers Japan JPX-Nikkei 400 Equity ETF offer shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large specified lots consisting of 50,000 shares, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Funds’ distributor. Shares are not individually redeemable securities of the Funds, and owners of the shares may acquire those shares from the Funds, or tender such shares for redemption to the Funds, in Creation Units only.

The investment objective of each Fund is to track the performance, before fees and expenses, of a particular index (the “Underlying Index”). The underlying indices for the Funds are

Fund	Underlying Index
Xtrackers Eurozone Equity ETF	NASDAQ Eurozone Large Mid Cap Index
Xtrackers International Real Estate ETF	iSTOXX Developed and Emerging Markets ex USA PK VN Real Estate Index
Xtrackers Japan JPX-Nikkei 400 Equity ETF	JPX-Nikkei 400 Index

The NASDAQ Eurozone Large Mid Cap Index is designed to track the performance of equity securities of large-and mid-capitalization companies based in the countries in the Economic and Monetary Union of the European Union. The NASDAQ Eurozone Large Mid Cap Index is rebalanced semi-annually in March and September.

The iSTOXX Developed and Emerging Markets ex USA PK VN Real Estate Index is a free-float capitalization weighted index that provides exposure to publicly traded real estate securities in countries outside the United States, excluding Pakistan and Vietnam. The iSTOXX Developed and Emerging Markets ex USA PK VN Real Estate Index is rebalanced quarterly.

The JPX-Nikkei Index 400 Net Total Return Index is designed to reflect the performance of the Japanese stock market, specifically companies which are primarily listed on the following sections of the Tokyo Stock Exchange (“TSE”): the first section (for large companies), the second section (for middle-sized companies), “Mothers” (for high-growth and emerging stocks) and JASDAQ. The JPX-Nikkei Index 400 Index is rebalanced annually in August.

Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement between the Index Provider and DBX. There is no charge to the Funds in connection with these licensing agreements.

Each Fund is a diversified series of the Trust. In addition, each Fund, with the exception of Xtrackers International Real Estate ETF, may change its diversification status over time and then change it back again, without shareholder approval, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index each Fund tracks.

Pursuant to the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss to be remote.

33

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund qualifies as an investment company under Topic 946 of the Accounting Standards Codification of U.S. GAAP. The following is a summary of significant accounting policies followed by the Funds.

Security Valuation    The NAV of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities and ETFs are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1.

Investments in open-end investment companies are valued at their NAV each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Funds’ valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s Underlying Index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s Underlying Index.

Disclosure about the classification of the fair value measurements is included in a table following the Fund’s Schedule of Investments.

Cash    Cash consists of cash held at banks and is on deposit with major financial institutions.

Investment Transactions and Investment Income    Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Dividend income is net of any foreign taxes withheld at source. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the

34

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

Fund is informed of such dividends. Interest income is recorded on the accrual basis. Distributions received from foreign domiciled corporations, generally determined to be passive foreign investment companies for tax reporting purposes, are included in dividend income.

Tax Information and Dividends and Distributions to Shareholders    It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of each Fund to pay out dividends from its net investment income, if any, semi-annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Funds’ tax positions taken or expected to be taken on foreign, federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statements of Operations. For the period ended November 30, 2021, the Funds did not incur any interest or penalties.

At May 31, 2021, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these capital loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

	Short-Term	Long-Term	Total Amount
Xtrackers Eurozone Equity ETF	$102,804	$317,314	$420,118
Xtrackers International Real Estate ETF	1,633,855	1,064,331	2,698,186
Xtrackers Japan JPX-Nikkei 400 Equity ETF	1,422,425	151,796	1,574,221

As of May 31, 2021, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation or depreciation and the aggregated gross unrealized appreciation (depreciation) on investments were as follows:

	Aggregate Tax Cost	Net Unrealized Appreciation (Depreciation)	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)
Xtrackers Eurozone Equity ETF	$2,497,880	$429,866	$572,915	$(143,049)
Xtrackers International Real Estate ETF	447,626,158	28,865,164	42,904,036	(14,038,872)
Xtrackers Japan JPX-Nikkei 400 Equity ETF	44,791,478	1,279,960	2,808,308	(1,528,348)

The tax character of current year distributions will be determined at the end of the current fiscal year.

Foreign Taxes    The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net

35

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

realized gain (loss) categories, and deferred foreign taxes on unrealized gains are included in net change in unrealized appreciation (depreciation). Receivables and payables related to foreign taxes as of November 30, 2021, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

Foreign Currency Translations    The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending    The Funds may lend securities to certain financial institutions under the terms of their securities lending agreement. During the term of the loans, the Funds continue to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Funds require the borrowers of the securities to maintain collateral with the Funds consisting of cash and/or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the period ended November 30, 2021, the Funds invested the cash collateral into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.03% annualized effective rate as of November 30, 2021) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Funds receive compensation for lending their securities either in the form of fees or by earning interest on invested cash collateral, net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Funds are not able to recover securities lent, the Funds may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Funds are also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of November 30, 2021, the Funds listed below had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.

Remaining Contractual Maturity of the Agreements, as of November 30, 2021

Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 days	>90 days	Total
Xtrackers Eurozone Equity ETF
Common Stocks	$16,326	$—	$—	$16,795	$33,121
Exchange-Traded Funds	3,830	—	—	—	3,830

Total Borrowings	$20,156	$—	$—	$16,795	$36,951

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$36,951

Xtrackers International Real Estate ETF
Common Stocks	$7,668,675	$—	$337,842	$14,962,365	$22,968,882

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$22,968,882

Xtrackers Japan JPX-Nikkei 400 Equity ETF
Common Stocks	$156,627	$—	$224	$10,872	$167,723

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$167,723

36

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

Derivatives

Futures Contracts    Each Fund may enter into futures contracts. These futures contracts will be used to simulate investment in the respective Underlying Index, to facilitate trading or to reduce transaction costs. Each Fund will enter into futures contracts that are traded on a U.S. or non-U.S. exchange. No Fund will use futures for speculative purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. For the period ended November 30, 2021, Xtrackers International Real Estate ETF and Xtrackers Japan JPX-Nikkei 400 Equity ETF utilized futures in order to simulate investment in the Funds’ Underlying Index. To the extent required by law, liquid assets committed to futures contracts will be maintained.

At the time each Fund enters into a futures contract, each Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is affected. Pursuant to the contract, each Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by each Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures contracts is generally less than privately negotiated futures contracts, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, provides a guarantee of performance. The guarantee is supported by a daily payment system (i.e., margin requirements).

Use of long futures contracts subjects each Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects each Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

A summary of the open futures contracts as of November 30, 2021 is included in a table following the Funds’ Schedule of Investments.

The following tables summarize the value of the Funds’ derivative instruments held as of November 30, 2021 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

	Asset Derivatives		Liability Derivatives
Xtrackers International Real Estate ETF

Equity contracts	Unrealized appreciation on futures contracts*	$11,895	Unrealized depreciation on futures contracts*	$28,509

Xtrackers Japan JPX-Nikkei 400 Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$—	Unrealized depreciation on futures contracts*	$11,142

*

Includes cumulative appreciation or cumulative depreciation on futures contracts as disclosed in the Schedule of Investments. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

Additionally, the amount of realized and unrealized gains and losses on derivative instruments recognized in the Funds’ earnings during the period ended November 30, 2021 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Net Realized Gain (Loss) from:

Futures Contracts— Equity Contracts
Xtrackers International Real Estate ETF	$174,411
Xtrackers Japan JPX-Nikkei 400 Equity ETF	1,715

37

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

Net Change in Unrealized Appreciation (Depreciation) on:

Futures Contracts — Equity Contracts
Xtrackers International Real Estate ETF	$(82,329)
Xtrackers Japan JPX-Nikkei 400 Equity ETF	(7,695)

For the period ended November 30, 2021 the average monthly volume of derivatives was as follows:

Futures Contracts (Contract Value)
Xtrackers International Real Estate ETF	$2,073,910
Xtrackers Japan JPX-Nikkei 400 Equity ETF	163,115

Affiliated Cash Management Vehicles    The Funds may invest uninvested cash balances in DWS Government Money Market Series and DWS ESG Liquidity Fund, affiliated money market funds which are managed by DWS Investment Management Americas, Inc. (“DIMA”), also an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Government Money Market Series seeks to maintain a stable NAV, and DWS ESG Liquidity Fund maintains a floating NAV. The Funds indirectly bear their proportionate share of the expenses of each affiliated money market fund in which they invest. The Advisor will waive an amount of the unitary advisory fee payable to the Advisor by the Funds equal to such acquired fund’s fees and expenses on the Funds’ assets invested in the affiliated money market funds.

3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees. Under an investment advisory agreement between the Trust, on behalf of the Funds, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate.

For its investment advisory services to the Funds below, the Advisor was entitled to receive a unitary advisory fee based on each Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to:

Unitary Advisory Fee
Xtrackers Eurozone Equity ETF	0.09%
Xtrackers International Real Estate ETF	0.12%
Xtrackers Japan JPX-Nikkei 400 Equity ETF	0.09%

The Advisor for Xtrackers International Real Estate ETF has contractually agreed, until September 30, 2022, to waive a portion of its unitary advisory fee to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, taxes, brokerage expenses, distribution fees or expenses, litigation expenses and other extraordinary expenses) from exceeding 0.10% of the Fund’s average daily net assets. This agreement may only be terminated by the Fund’s Board (and may not be terminated by the Advisor) prior to that time. For the period ended November 30, 2021, the Advisor waived $50,689 of the expenses of the Fund.

The Advisor for the Funds below has contractually agreed to waive a portion of its unitary advisory fee in an amount equal to the acquired funds’ fees and expenses attributable to the Funds’ investments in affiliated cash management vehicles. For the period ended November 30, 2021, the Advisor waived expenses of the Funds as follows:

Expenses Waived
Xtrackers International Real Estate ETF	$126
Xtrackers Japan JPX-Nikkei 400 Equity ETF	2

38

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

Out of the unitary advisory fee, the Advisor pays substantially all expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services and expenses of the Independent Trustees. Each Fund is responsible for the payment of, interest expense, acquired fund fees and expenses, taxes, brokerage expenses, distribution fees or expenses, if any, litigation expenses and extraordinary expenses.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent, Lending Agent and Transfer Agent for each Fund.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

The Board of Trustees is currently comprised of three Independent Trustees. The Advisor paid retainer fees and attendance fees to each Independent Trustee; retainer fees to the Chairman of the Board of Trustees and Chairman of the Audit Committee; and attendance fees to each member of the Audit Committee (which is comprised of all of the Funds’ Independent Trustees).

4. Investment Portfolio Transactions

For the period ended November 30, 2021, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales
Xtrackers Eurozone Equity ETF	$163,076	$177,312
Xtrackers International Real Estate ETF	60,502,647	49,326,805
Xtrackers Japan JPX-Nikkei 400 Equity ETF	4,593,439	4,654,195

For the period ended November 30, 2021, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

	Purchases	Sales
Xtrackers International Real Estate ETF	$88,821,748	$2,607,059
Xtrackers Japan JPX-Nikkei 400 Equity ETF	1,608,966	28,111,987

5. Fund Share Transactions

As of November 30, 2021, there were unlimited Fund shares, no par value, authorized by the Trust. Fund shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the respective Fund’s Underlying Index and an amount of cash, which under certain circumstances may include cash in lieu of portfolio securities. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

6. Line of Credit

The Trust has entered into a senior unsecured credit facility with a syndication of banks which allows the Xtrackers International Real Estate ETF and certain other funds managed by the Advisor to borrow up to $105 million. The Fund may borrow money under this credit facility to the extent necessary for temporary or emergency purposes, including the funding of shareholder redemption requests, trade settlements, and as necessary to distribute to shareholders any income necessary to maintain the Fund’s status as a regulated investment company. Borrowings are charged an interest rate of 1.25% per annum plus the greater of the Federal Funds Effective Rate or the one-month LIBOR Rate. The Fund may borrow up to the lesser of 33 percent of its net assets as permitted by the Act or 25 percent of adjusted total net assets. The Fund had no outstanding loans at November 30, 2021.

39

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

7. Other — COVID-19 Pandemic

A novel coronavirus known as COVID-19, declared a pandemic by the World Health Organization, has caused significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain interruptions. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to low vaccination rates and/or the lack of effectiveness of current vaccines against new variants. The pandemic has affected and may continue to affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The Funds’ and their investments may be adversely affected by the effects of the COVID-19 pandemic, and the pandemic may result in the Funds and their service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others. Management will continue to monitor the impact COVID-19 has on the Funds and reflect the consequences as appropriate in the Funds’ accounting and financial reporting.

40

DBX ETF Trust

Additional Information (Unaudited)

Proxy Voting Policies and Procedures

The Funds’ policies and procedures for voting proxies for portfolio securities and information about how each Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — www.Xtrackers.com (click on “Resources” and “Proxy Voting” at the top of the page) — or on the SEC’s Web site — www.sec.gov. To obtain a written copy of the Funds’ policies and procedures without charge, upon request, call us toll free at (855) 329-3837.

Portfolio Holdings Information

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-PORT. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and are available by calling the Trust at 855-329-3837.

Information about each Fund’s portfolio holdings is available daily at www.Xtrackers.com.

Discount & Premium Information

Information regarding how often shares of each Fund traded on NYSE Arca or Cboe, as applicable, at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.Xtrackers.com.

41

DBX ETF Trust

Privacy Policy Notice (Unaudited)

DBX Advisors LLC (“Advisors”) collects non-public information about you from the following sources: (i) information received from you on applications or other forms; and (ii) information about your transactions with the Advisors, Advisors’ affiliates and third-party service providers and vendors. Advisors does not disclose any non-public personal information about you to anyone, other than as set forth below, as permitted by applicable law and regulation. Advisors may disclose non-public personal information about you to the funds in which you invest, to Advisors’ affiliates, and to non-affiliated companies that work with Advisors to service your account(s), or to provide services or process transactions that you have requested. Advisors may disclose non-public personal information in situations that may include, but are not limited to, in response to legal and/or regulatory inquiries and the proposed or actual sale, assignment merger or other transfer of all or a portion of Advisors’ business to another business entity. Advisors may also disclose non-public personal information about you to parties representing you, such as your investment representative, your accountant, your tax advisor, or to other third parties at your direction/consent. Advisors will not sell, rent, license or trade your personal and financial information to or with third parties for their own direct marketing use unless you give us general or specific consent to do so. If you decide to close your account(s) or become an inactive customer, Advisors will adhere to the privacy policies and practices as described in this notice. Advisors restricts access to your personal and account information to those employees who need to know that information to provide products and services to you. Advisors maintains reasonable and customary physical, electronic and procedural safeguards to guard your non-public personal information.

California residents may go to https://fundsus.dws.com/us/en-us/legal-resources/privacy-policy.html to obtain additional information relating to their rights under California state law.

Advisors reserves the right, at their discretion, to change, modify, add, or remove portions of this Privacy Policy Notice, and any of the policies described herein, at any time. Advisors will indicate any such changes to the Privacy Policy Notice at the privacy link which can be found at www.Xtrackers.com. At all times, you are bound by the then-current version of the Privacy Policy and all applicable laws. Advisors highly recommends that you review this Privacy Policy Notice from time to time to ensure that you are familiar with the most recent version. The examples contained in this Privacy Policy Notice are illustrations; they are not intended to be exclusive.

Rev. 12/2021

42

DBX ETF Trust

This report is intended for the shareholders of DBX ETF Trust.

This report must be preceded or accompanied by a prospectus.

Investing involves risk, including possible loss of principal. Stocks may decline in value. Foreign investing involves greater and different risks than investing in U.S. companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. There are special risks associated with an investment in real estate, including REITS. These risks include credit risk, interest rate fluctuations and the impact of varied economic conditions. Investing in foreign securities, particularly those of emerging markets, present certain risks such as currency fluctuations, political and economical changes, and market risks. Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Funds investing in a single industry, country or in a limited geographic region generally are more volatile than more diversified funds. The European financial markets have recently experienced volatility and adverse trends in recent years due to concerns about economic downturns or rising government debt levels in several European countries, including Greece, Ireland, Italy, Portugal and Spain. A default or debt restructuring by any European country would adversely impact holders of that country’s debt, and sellers of credit default swaps linked to that country’s creditworthiness (which may be located in countries other than those listed in the previous sentence). These events have adversely affected the exchange rate of the euro, the common currency of certain EU countries, and may continue to significantly affect every country in Europe, including countries that do not use the euro. Italy, Portugal and Spain currently have high levels of debt and public spending, which may stifle economic growth, contribute to prolonged periods of recession or lower sovereign debt ratings and adversely impact investments in the Funds. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Performance of a Fund may diverge from that of an Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. A fund that focuses its investments in Japan can be impacted by the events and developments in Japan, which can adversely affect performance. An investment in any Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with that fund. Please read the prospectus for more information.

War, terrorism, economic uncertainty, trade disputes, public health crises (including the ongoing pandemic spread of the novel coronavirus) and related geopolitical events could lead to increased market volatility, disruption to U.S. and world economies and markets and may have significant adverse effects on the Funds and their investments.

Shares of the Funds are bought and sold at market price (not NAV) throughout the day on the NYSE Arca, Inc. or Cboe BZX Exchange, Inc., as applicable. Transactions in Fund shares may result in brokerage commissions and may generate tax consequences. There can be no assurance that an active trading market for shares of a Fund will develop or be maintained.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. (“ALPS”). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

Nasdaq® and NASDAQ Eurozone Large Mid Cap Index are registered trademarks of Nasdaq, Inc. (which with its affiliates is referred to as the “Corporations”) and are licensed for use by DBX Advisors LLC. The Product(s) have not been passed on by the Corporations as to their legality or suitability. The Product(s) are not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE PRODUCT(S).

The iSTOXX Developed and Emerging Markets ex USA PK VN Real Estate Index is the intellectual property (including registered trademarks) of STOXX Limited, Zug, Switzerland (“STOXX”), Deutsche Börse Group or their licensors, which is used under license. Xtrackers International Real Estate ETF is neither sponsored nor promoted, distributed or in any other manner supported by STOXX, Deutsche Börse Group or their licensors, research partners or data providers and STOXX, Deutsche Börse Group and their licensors, research partners or data providers do not give any warranty, and exclude any liability (whether in negligence or otherwise) with respect thereto generally or specifically in relation to any errors, omissions or interruptions in the Index or its data.

The “JPX-Nikkei Index 400” is a copyrightable work calculated through such methodology as independently developed by Nikkei Inc. (hereinafter called “Nikkei”), and Tokyo Stock Exchange, Inc. (hereinafter called “TSE”) and Nikkei and TSE jointly own copyrights and any other intellectual property rights subsisting in the “JPX-Nikkei Index 400” itself and the methodology to calculate the “JPX-Nikkei Index 400.” The ownership of trademarks and any other intellectual property rights with respect to marks representing the “JPX-Nikkei Index 400 belong” to Nikkei, TSE and Japan Exchange Group, Inc. Nikkei and TSE have no obligation to publish the “JPX-Nikkei Index 400” continuously, and Nikkei and TSE shall not be liable for any errors, delays or suspension of the publication of the “JPXNikkei Index 400.” Nikkei and TSE shall have the right to make any changes in the “JPX-Nikkei Index 400” regarding the calculation methods, etc., and to discontinue the publication thereof.

The Funds or securities referred to herein are not sponsored, endorsed, issued, sold or promoted by MSCI, and MSCI bears no liability with respect to any such Funds or securities or any index on which such Funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with DBX Advisors LLC and any related Funds.

Copyright © 2022 DWS Group. All rights reserved. XtrackersTM is a trademark of DWS Invesment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Not FDIC Insured  |  No Bank Guarantee  |  May Lose Value

DBX ETF Trust

Investment advisor DBX Advisors LLC 875 Third Avenue New York, NY 10022	Administrator, custodian, fund accounting agent, lending agent & transfer agent The Bank of New York Mellon 240 Greenwich Street New York, NY 10286	Distributor ALPS Distributors, Inc. 1290 Broadway Suite 1000 Denver, CO 80203

Independent registered public accounting firm Ernst & Young LLP One Manhattan West New York, NY, 10001	Legal counsel Vedder Price P.C. 1633 Broadway New York, NY 10019

R-049074-6 (1/22) DBX005043 (1/23)

November 30, 2021

Semi-Annual Report

DBX ETF Trust

Xtrackers MSCI EAFE Hedged Equity ETF (DBEF)

DBX ETF Trust

To our Shareholders: (Unaudited)

Dear Shareholder,

We are pleased to provide this semi-annual report on our Xtrackers MSCI EAFE Hedged Equity ETF for the period ended November 30, 2021.

An easing of restrictions as COVID-19 vaccines were rolled out in addition to central-bank fiscal and monetary policy support helped the global economic recovery. In the U.S., although growth contracted during the reporting period, the economy regained momentum, with the period ending with increasing personal consumption expenditure. Moreover, the unemployment rate declined and jobless claims plummeted. However, inflation increased due to rising prices of food, shelter, energy and other essentials. Giving a rising inflation environment, the Federal Reserve Board indicated tapering its quantitative easing program and hiking the interest rate sooner than expected. The Eurozone recovered amid growing demand and steady vaccination rates, although it faced headwinds from supply chain bottlenecks and inflation. Steep inflation and lower COVID-19 vaccination rates deterred growth in emerging markets.

The Eurozone’s manufacturing sector remained dull, while the services sector remained buoyant as unemployment rates declined gradually. The European Central Bank reiterated that the current spike in inflation is transitory but indicated that the very generous monetary policy will be reassessed at some point in the future. In France, the services sector recovered at the end of the period, coupled with an upswing in tourism and notable industrial growth, despite input-related issues and weaker demand. Germany’s economic recovery was the slowest in the Eurozone as business and consumer confidence continued to deteriorate during the period due to the materials shortages and inflated energy prices that hindered manufacturing activity. However, unemployment rates edged down significantly. The UK’s GDP1 growth slowed as the period ended, owing to supply bottlenecks and fuel shortages . However, retail sales picked up swiftly at the start of the festive season. Concerning Brexit2 negotiations, both the EU and Britain remained in a deadlock with regard to the Northern Ireland Protocol.

In Japan, soaring vaccination rates and an end to the state of emergency boosted industrial expansion as the period ended. After being elected prime minister, Fumio Kishida announced an economic stimulus package for the youth and ailing businesses in an effort to deliver a sense of security. China’s economy experienced a healthy rebound on a recovery in domestic demand, an easing of power shortages and a drop in raw material prices. Australia’s economy recovered on successful vaccination programs and relaxed COVID-19 related restrictions.

We believe the global economy is positioned for an uneven recovery, with countries recovering from the crisis facing novel difficulties. The emergence of new variants of the coronavirus continues to create uncertainty, particularly in emerging markets. Rising energy prices, a spike in inflation, and persistent supply constraints are impeding overall recovery. Monetary policy would play a vital role as global central banks attempt to balance economic recovery with an accommodative stance while keeping watch on possible hyperinflation.

Our team appreciates your trust and looks forward to serving your investment needs through innovative index-driven strategies.

Sincerely,

/s/ Freddi Klassen

Freddi Klassen

President and Chief Executive Officer

1 The gross domestic product (GDP) is the monetary value of all the finished goods and services produced within a country’s borders in a specific time period.

2 Brexit is a combination of the words “Britain” and “Exit” and describes the exit of the United Kingdom from the European Union.

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

1

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers MSCI EAFE Hedged Equity ETF (DBEF)

The Xtrackers MSCI EAFE Hedged Equity ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI EAFE US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to track developed market performance while mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of November 30, 2021 (13.1% of Net Assets)

Description	% of Net Assets
Nestle SA (Switzerland)	2.1%
ASML Holding NV (Netherlands)	1.9%
Roche Holding AG (Switzerland)	1.7%
LVMH Moet Hennessy Louis Vuitton SE (France)	1.3%
Toyota Motor Corp. (Japan)	1.1%
Novo Nordisk A/S (Denmark)	1.1%
Novartis AG (Switzerland)	1.0%
AstraZeneca PLC (United Kingdom)	1.0%
Royal Dutch Shell PLC (Netherlands)	1.0%
Sony Group Corp. (Japan)	0.9%

Country Diversification* as of November 30, 2021

Japan	23.2%
United Kingdom	12.5%
France	11.1%
Switzerland	10.8%
Germany	8.7%
Australia	7.1%
Netherlands	6.4%
Sweden	3.7%
Hong Kong	2.8%
Denmark	2.7%
Spain	2.3%
Italy	2.0%
Other	6.7%

Total	100.0%

Sector Diversification* as of November 30, 2021

Financials	16.8%
Industrials	15.9%
Consumer Discretionary	12.8%
Health Care	12.7%
Consumer Staples	10.3%
Information Technology	9.8%
Materials	7.4%
Communication Services	4.8%
Utilities	3.4%
Energy	3.3%
Real Estate	2.8%

Total	100.0%

* As a percent of total investments excluding securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 4.

2

DBX ETF Trust

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares, and (2) ongoing costs, including unitary advisory fees and other Fund expenses. In the most resent six-month period the Fund limited these expenses; had it not done so, expenses would have been higher. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The examples in the tables are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (June 1, 2021 to November 30, 2021).

Actual expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses (which is not the Funds’ actual return). The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value June 1, 2021	Ending Account Value November 30, 2021	Annualized Expense Ratio	Expenses Paid During the Period Per $1,000(1)
Xtrackers MSCI EAFE Hedged Equity ETF
Actual	$1,000.00	$1,025.50	0.35%	$1.78
Hypothetical (5% return before expenses)	$1,000.00	$1,023.31	0.35%	$1.78

(1) Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183 (the number of days in the most recent six-month period), then divided by 365.

3

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF

November 30, 2021 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 96.8%
Australia — 6.9%
Afterpay Ltd.*	51,129	$3,967,291
Ampol Ltd.	58,308	1,191,665
APA Group (a)	274,542	1,865,091
Aristocrat Leisure Ltd.	149,588	4,703,619
ASX Ltd.	44,721	2,882,852
Aurizon Holdings Ltd.	449,562	1,079,985
AusNet Services Ltd.	448,355	811,809
Australia & New Zealand Banking Group Ltd.	697,048	13,266,987
BHP Group Ltd. (b)	708,450	19,882,591
BHP Group PLC	518,407	14,247,605
BlueScope Steel Ltd.	112,615	1,587,089
Brambles Ltd.	336,622	2,402,011
Cochlear Ltd.	15,785	2,450,760
Coles Group Ltd.	322,712	4,145,417
Commonwealth Bank of Australia	431,129	28,637,052
Computershare Ltd.	148,966	2,027,176
Crown Resorts Ltd.*	104,714	822,592
CSL Ltd.	110,517	24,169,555
Dexus REIT	253,290	2,016,831
Domino’s Pizza Enterprises Ltd.	14,191	1,312,255
Endeavour Group Ltd.	341,348	1,666,811
Evolution Mining Ltd.	382,976	1,100,208
Fortescue Metals Group Ltd.	405,517	4,917,131
Goodman Group REIT	403,427	7,100,426
GPT Group REIT	453,392	1,703,267
IDP Education Ltd.	51,032	1,272,509
Insurance Australia Group Ltd.	592,426	1,870,838
Lendlease Corp. Ltd. (a)	153,715	1,170,269
Macquarie Group Ltd.	86,137	12,080,385
Magellan Financial Group Ltd.	29,644	700,728
Medibank Pvt Ltd.	635,492	1,562,887
Mirvac Group REIT	915,997	1,867,491
National Australia Bank Ltd.	790,461	15,383,015
Newcrest Mining Ltd.	204,164	3,437,616
Northern Star Resources Ltd.	249,088	1,676,190
Oil Search Ltd.	454,942	1,235,604
Orica Ltd.	108,036	1,090,511
Origin Energy Ltd.	424,039	1,450,927
Qantas Airways Ltd.*	226,558	817,200
QBE Insurance Group Ltd.	352,963	2,923,706
Ramsay Health Care Ltd.	45,211	2,153,520
REA Group Ltd.	12,282	1,421,761
Reece Ltd.	72,931	1,217,580
Rio Tinto Ltd.	88,458	5,895,859
Santos Ltd.	434,276	1,975,081
Scentre Group REIT	1,325,736	2,920,209
SEEK Ltd.	76,692	1,902,513
Sonic Healthcare Ltd.	110,454	3,362,077
South32 Ltd.	1,138,871	2,865,811
Stockland REIT	579,324	1,804,685
Suncorp Group Ltd.	309,053	2,383,738
Sydney Airport*(a)	370,349	2,191,228
Tabcorp Holdings Ltd.	524,628	1,862,427
Telstra Corp. Ltd.	1,017,417	2,951,833
Transurban Group (a)	744,910	7,253,588

	Number of Shares	Value
Australia (Continued)
Treasury Wine Estates Ltd.	166,761	$1,438,395
Vicinity Centres REIT	852,476	1,030,031
Washington H Soul Pattinson & Co. Ltd.	50,484	1,118,493
Wesfarmers Ltd.	272,684	11,052,611
Westpac Banking Corp.	878,678	12,853,029
WiseTech Global Ltd.	35,096	1,312,705
Woodside Petroleum Ltd.	235,168	3,592,516
Woolworths Group Ltd.	308,821	8,986,244

(Cost $272,765,587)		282,043,886

Austria — 0.2%
Erste Group Bank AG	82,255	3,598,020
OMV AG	33,681	1,794,143
Raiffeisen Bank International AG	35,114	1,044,154
Verbund AG	16,338	1,713,926
voestalpine AG	30,329	1,027,757

(Cost $6,839,146)		9,178,000

Belgium — 0.8%
Ageas SA/NV	43,952	2,274,473
Anheuser-Busch InBev SA/NV	182,914	10,217,599
Elia Group SA/NV	6,406	798,429
Etablissements Franz Colruyt NV	13,202	618,959
Groupe Bruxelles Lambert SA	29,072	3,149,349
KBC Group NV	59,898	5,028,205
Proximus SADP (b)	34,239	622,064
Sofina SA	3,668	1,700,559
Solvay SA	17,954	2,014,174
UCB SA	30,401	3,314,695
Umicore SA	47,346	2,309,427

(Cost $39,958,152)		32,047,933

Chile — 0.1%
Antofagasta PLC (Cost $1,291,347)	97,263	1,785,099

Denmark — 2.6%
A.P. Moller — Maersk A/S, Class A	759	2,172,441
A.P. Moller — Maersk A/S, Class B	1,377	4,152,334
Ambu A/S, Class B (b)	37,845	1,072,250
Carlsberg A/S, Class B	24,664	3,836,238
Chr Hansen Holding A/S	25,239	1,877,780
Coloplast A/S, Class B	28,343	4,637,537
Danske Bank A/S	164,423	2,715,394
Demant A/S*	25,556	1,222,501
DSV A/S	50,195	10,930,260
Genmab A/S*	15,728	6,087,051
GN Store Nord AS	29,150	1,675,798
Novo Nordisk A/S, Class B	408,405	43,887,127
Novozymes A/S, Class B	49,299	3,737,005
Orsted A/S, 144A	45,352	5,842,412
Pandora A/S	23,982	2,976,814
ROCKWOOL International A/S, Class B	2,267	944,439
Tryg A/S	83,376	2,020,894
Vestas Wind Systems A/S	241,605	8,105,325

(Cost $63,250,863)		107,893,600

See Notes to Financial Statements.	4

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

November 30, 2021 (Unaudited)

	Number of Shares	Value
Finland — 1.2%
Elisa OYJ	32,871	$1,974,297
Fortum OYJ	107,811	3,106,843
Kesko OYJ, Class B	66,121	2,080,163
Kone OYJ, Class B	81,804	5,403,156
Neste OYJ	101,697	4,817,527
Nokia OYJ*	1,292,337	7,202,889
Nordea Bank Abp	771,602	9,167,989
Orion OYJ, Class B	24,406	1,004,466
Sampo OYJ, Class A	120,522	5,930,722
Stora Enso OYJ, Class R	137,307	2,331,906
UPM-Kymmene OYJ	134,361	4,883,743
Wartsila OYJ Abp	114,872	1,600,446

(Cost $43,830,885)		49,504,147

France — 10.8%
Accor SA*	40,213	1,193,498
Aeroports de Paris*	7,042	823,391
Air Liquide SA	115,329	19,072,481
Airbus SE*	141,135	15,801,250
Alstom SA (b)	76,173	2,719,489
Amundi SA, 144A	16,035	1,335,711
Arkema SA	15,942	2,090,029
AXA SA	462,635	12,775,827
BioMerieux	9,435	1,339,670
BNP Paribas SA	269,513	16,835,469
Bollore SA	240,641	1,292,507
Bouygues SA	53,762	1,826,097
Bureau Veritas SA	72,644	2,303,502
Capgemini SE	38,421	8,893,306
Carrefour SA	147,841	2,451,285
Cie de Saint-Gobain	120,981	7,708,156
Cie Generale des Etablissements Michelin SCA	40,800	6,038,405
CNP Assurances	40,164	982,514
Covivio REIT	11,519	956,524
Credit Agricole SA	310,558	4,249,694
Danone SA	157,023	9,258,373
Dassault Aviation SA	5,998	568,675
Dassault Systemes SE	163,342	9,853,249
Edenred	57,263	2,566,508
Eiffage SA	20,495	1,911,072
Electricite de France SA	113,487	1,594,663
Engie SA	437,660	6,358,249
EssilorLuxottica SA	70,060	14,065,140
Eurazeo SE	8,490	696,623
Faurecia SE	7,779	333,213
Faurecia SE	20,220	869,104
Gecina SA REIT	11,112	1,504,694
Getlink SE	103,023	1,524,742
Hermes International	7,573	14,196,863
Ipsen SA	8,765	856,265
Kering SA	18,002	13,911,516
Klepierre SA REIT*	45,487	963,900
La Francaise des Jeux SAEM, 144A	22,862	1,060,447
Legrand SA	64,126	7,038,358
L’Oreal SA	61,046	27,519,841
LVMH Moet Hennessy Louis Vuitton SE	67,116	52,261,448

	Number of Shares	Value
France (Continued)
Orange SA (b)	480,803	$5,185,603
Orpea SA	12,063	1,140,967
Pernod Ricard SA	50,240	11,537,886
Publicis Groupe SA	54,603	3,538,411
Remy Cointreau SA	5,079	1,192,340
Renault SA*	44,469	1,435,304
Safran SA	82,090	9,196,252
Sanofi	275,862	26,236,042
Sartorius Stedim Biotech	6,433	3,803,962
Schneider Electric SE	131,918	23,371,806
SEB SA	6,826	1,013,345
Societe Generale SA	194,305	6,069,855
Sodexo SA*	20,387	1,711,872
Suez SA	85,224	1,907,439
Teleperformance	14,096	5,798,224
Thales SA	25,799	2,120,668
TotalEnergies SE	610,199	28,103,218
Ubisoft Entertainment SA*	20,857	1,071,760
Unibail-Rodamco-Westfield REIT*	15,906	1,049,870
Unibail-Rodamco-Westfield CDI*	285,626	977,321
Valeo	56,144	1,626,207
Veolia Environnement SA	164,377	5,294,330
Vinci SA	132,217	12,544,598
Vivendi SE	190,143	2,425,965
Wendel SE	7,133	817,852
Worldline SA, 144A*	55,818	2,936,320

(Cost $345,699,326)		441,709,165

Germany — 8.0%
adidas AG	46,362	13,436,607
Allianz SE	100,551	21,944,885
BASF SE	220,560	14,477,943
Bayer AG	235,958	11,913,557
Bayerische Motoren Werke AG	80,057	7,715,563
Bechtle AG	19,534	1,412,952
Beiersdorf AG	24,522	2,453,435
Brenntag SE	37,064	3,181,997
Carl Zeiss Meditec AG	9,637	1,933,944
Commerzbank AG*	230,793	1,631,964
Continental AG*	26,992	2,898,923
Covestro AG, 144A	46,314	2,617,833
Daimler AG	208,668	19,641,992
Delivery Hero SE, 144A*(b)	38,847	5,185,439
Deutsche Bank AG*(c)	495,837	5,994,428
Deutsche Boerse AG	45,674	7,179,329
Deutsche Lufthansa AG*	197,627	1,201,555
Deutsche Post AG	241,787	14,305,576
Deutsche Telekom AG	821,536	14,523,409
E.ON SE	538,939	6,658,533
Evonik Industries AG	47,458	1,432,207
Fresenius Medical Care AG & Co. KGaA	48,270	2,889,337
Fresenius SE & Co. KGaA	100,417	3,814,510
GEA Group AG	38,332	1,944,518
Hannover Rueck SE	14,541	2,550,326
HeidelbergCement AG	36,069	2,419,173
HelloFresh SE*	39,256	3,980,111

See Notes to Financial Statements.	5

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

November 30, 2021 (Unaudited)

	Number of Shares	Value
Germany (Continued)
Henkel AG & Co. KGaA	22,860	$1,699,419
Infineon Technologies AG	320,545	14,515,764
KION Group AG	16,918	1,830,413
Knorr-Bremse AG	16,827	1,674,769
LANXESS AG	18,784	1,092,415
LEG Immobilien SE	17,101	2,395,190
Merck KGaA	30,960	7,685,963
MTU Aero Engines AG	12,909	2,414,885
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	33,576	9,076,025
Nemetschek SE	13,342	1,691,665
Puma SE	26,172	3,168,519
Rational AG	1,210	1,117,295
RWE AG	154,475	5,982,745
SAP SE	253,537	32,543,377
Scout24 SE, 144A	20,812	1,383,130
Siemens AG	185,590	29,736,294
Siemens Energy AG*	95,822	2,547,267
Siemens Healthineers AG, 144A	66,632	4,860,495
Symrise AG	30,740	4,340,350
Telefonica Deutschland Holding AG	248,821	665,399
Uniper SE	27,968	1,218,626
United Internet AG	23,853	896,764
Volkswagen AG	7,521	2,101,686
Vonovia SE	131,445	7,304,521
Zalando SE, 144A*	54,976	5,004,076

(Cost $311,004,381)		326,287,098

Hong Kong — 2.8%
AIA Group Ltd.	2,934,306	30,874,559
BOC Hong Kong Holdings Ltd.	895,076	2,703,134
Budweiser Brewing Co. APAC Ltd., 144A	384,882	977,259
Chow Tai Fook Jewellery Group Ltd.	469,895	842,412
CK Asset Holdings Ltd.	495,579	2,834,422
CK Hutchison Holdings Ltd.	654,617	4,100,800
CK Infrastructure Holdings Ltd.	140,799	815,219
CLP Holdings Ltd.	398,736	3,906,570
ESR Cayman Ltd., 144A*	491,965	1,627,686
Futu Holdings Ltd., ADR*(b)	11,759	558,435
Galaxy Entertainment Group Ltd.*	536,931	2,936,664
Hang Lung Properties Ltd.	477,412	946,498
Hang Seng Bank Ltd.	179,460	3,175,876
Henderson Land Development Co. Ltd.	380,214	1,555,377
HK Electric Investments & HK Electric Investments Ltd. (a)	657,181	643,023
HKT Trust & HKT Ltd. (a)	879,446	1,193,196
Hong Kong & China Gas Co. Ltd.	2,705,744	4,038,838
Hong Kong Exchanges & Clearing Ltd.	293,356	16,176,337
Hongkong Land Holdings Ltd.	277,400	1,497,960
Jardine Matheson Holdings Ltd.	51,757	2,928,929
Link REIT	509,531	4,417,068
Melco Resorts & Entertainment Ltd., ADR*	44,793	437,180
MTR Corp. Ltd.	358,266	1,911,242
New World Development Co. Ltd.	360,615	1,424,332
Power Assets Holdings Ltd.	325,932	1,962,363

	Number of Shares	Value
Hong Kong (Continued)
Sino Land Co. Ltd.	738,656	$882,826
SITC International Holdings Co. Ltd.	309,822	1,241,592
Sun Hung Kai Properties Ltd.	318,262	3,869,099
Swire Pacific Ltd., Class A	130,300	721,011
Swire Properties Ltd.	279,206	663,105
Techtronic Industries Co. Ltd.	327,762	6,762,876
WH Group Ltd., 144A	2,047,827	1,284,159
Wharf Real Estate Investment Co. Ltd.	401,983	2,036,205
Xinyi Glass Holdings Ltd.	441,430	1,076,686

(Cost $101,326,581)		113,022,938

Ireland — 1.0%
CRH PLC	189,318	9,215,167
DCC PLC	23,021	1,695,558
Experian PLC	221,735	9,967,507
Flutter Entertainment PLC*	39,998	5,432,070
James Hardie Industries PLC CDI	109,763	4,355,876
Kerry Group PLC, Class A	37,548	4,624,537
Kingspan Group PLC	35,926	4,164,006
Smurfit Kappa Group PLC	59,920	3,059,348

(Cost $28,051,338)		42,514,069

Israel — 0.7%
Azrieli Group Ltd.	10,247	935,964
Bank Hapoalim BM	280,224	2,739,162
Bank Leumi Le-Israel BM	357,951	3,463,731
Check Point Software Technologies Ltd.*	26,200	2,916,322
CyberArk Software Ltd.*	9,615	1,661,953
Elbit Systems Ltd.	6,061	886,858
Fiverr International Ltd.*	8,000	1,132,960
ICL Group Ltd.	169,972	1,489,436
Inmode Ltd.*	12,590	956,840
Israel Discount Bank Ltd., Class A*	276,215	1,697,452
Kornit Digital Ltd.*	11,077	1,715,938
Mizrahi Tefahot Bank Ltd.	32,100	1,186,456
Nice Ltd.*	15,112	4,310,249
Teva Pharmaceutical Industries Ltd., ADR*	263,662	2,175,211
Wix.com Ltd.*	13,368	2,042,630

(Cost $27,777,687)		29,311,162

Italy — 2.0%
Amplifon SpA	33,758	1,650,848
Assicurazioni Generali SpA (b)	261,339	5,254,901
Atlantia SpA*	114,981	2,103,352
Davide Campari-Milano NV	145,026	2,116,781
DiaSorin SpA	5,945	1,272,596
Enel SpA	1,983,056	15,083,942
Eni SpA	604,891	7,986,496
Ferrari NV	30,003	7,883,922
FinecoBank Banca Fineco SpA	143,157	2,514,870
Infrastrutture Wireless Italiane SpA, 144A	80,181	921,609
Intesa Sanpaolo SpA	3,943,503	9,461,212
Mediobanca Banca di Credito Finanziario SpA (b)	144,229	1,598,081
Moncler SpA	48,920	3,555,171

See Notes to Financial Statements.	6

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

November 30, 2021 (Unaudited)

	Number of Shares	Value
Italy (Continued)
Nexi SpA, 144A*	123,081	$1,892,092
Poste Italiane SpA, 144A	119,330	1,507,601
Prysmian SpA	60,441	2,247,629
Recordati Industria Chimica e Farmaceutica SpA	24,923	1,567,022
Snam SpA	471,231	2,658,222
Telecom Italia SpA	2,251,965	1,174,819
Terna — Rete Elettrica Nazionale	327,350	2,441,326
UniCredit SpA	509,523	6,177,220

(Cost $76,893,147)		81,069,712

Japan — 22.5%
Advantest Corp.	47,900	4,233,388
Aeon Co. Ltd.	157,600	3,687,116
AGC, Inc.	45,500	2,234,043
Aisin Corp.	35,154	1,296,874
Ajinomoto Co., Inc.	117,447	3,539,983
ANA Holdings, Inc.*	46,900	929,204
Asahi Group Holdings Ltd.	109,565	4,065,251
Asahi Intecc Co. Ltd.	50,300	1,107,147
Asahi Kasei Corp.	293,000	2,777,454
Astellas Pharma, Inc.	445,932	7,020,268
Azbil Corp.	27,900	1,239,068
Bandai Namco Holdings, Inc.	48,200	3,768,243
Benefit One, Inc.	19,500	917,769
Bridgestone Corp.	138,076	5,625,160
Brother Industries Ltd.	56,900	983,612
Canon, Inc.	240,386	5,316,628
Capcom Co. Ltd.	42,900	1,073,686
Central Japan Railway Co.	34,854	4,810,213
Chiba Bank Ltd.	118,000	690,034
Chubu Electric Power Co., Inc.	148,900	1,509,616
Chugai Pharmaceutical Co. Ltd.	161,300	5,251,329
Concordia Financial Group Ltd.	255,615	933,950
Cosmos Pharmaceutical Corp. (b)	4,800	747,804
CyberAgent, Inc.	98,600	1,825,716
Dai Nippon Printing Co. Ltd.	59,700	1,406,477
Daifuku Co. Ltd.	24,821	1,996,044
Dai-ichi Life Holdings, Inc.	246,738	4,992,169
Daiichi Sankyo Co. Ltd.	419,693	10,487,220
Daikin Industries Ltd.	59,488	12,183,370
Daito Trust Construction Co. Ltd.	15,413	1,675,815
Daiwa House Industry Co. Ltd.	136,736	4,011,294
Daiwa House REIT Investment Corp. REIT	531	1,519,693
Daiwa Securities Group, Inc.	326,587	1,822,831
Denso Corp.	104,053	7,669,001
Dentsu Group, Inc.	55,500	1,772,504
Disco Corp.	6,900	1,990,003
East Japan Railway Co.	72,353	4,471,695
Eisai Co. Ltd.	57,752	3,511,563
ENEOS Holdings, Inc.	715,128	2,678,685
FANUC Corp.	46,117	9,075,708
Fast Retailing Co. Ltd.	14,217	8,477,249
Fuji Electric Co. Ltd.	34,500	1,812,978
FUJIFILM Holdings Corp.	86,254	6,815,008
Fujitsu Ltd.	47,302	7,865,184

	Number of Shares	Value
Japan (Continued)
GLP J REIT	1,121	$1,788,086
GMO Payment Gateway, Inc.	10,000	1,347,370
Hakuhodo DY Holdings, Inc.	63,559	951,965
Hamamatsu Photonics KK	33,200	2,050,126
Hankyu Hanshin Holdings, Inc.	54,140	1,611,723
Hikari Tsushin, Inc.	5,000	728,093
Hino Motors Ltd.	79,900	667,276
Hirose Electric Co. Ltd.	7,366	1,241,406
Hitachi Construction Machinery Co. Ltd.	24,300	709,426
Hitachi Ltd.	237,101	14,028,677
Hitachi Metals Ltd.*	53,600	996,746
Honda Motor Co. Ltd.	389,799	10,693,738
Hoshizaki Corp.	12,700	968,496
Hoya Corp.	88,774	14,152,320
Hulic Co. Ltd.	74,100	705,371
Ibiden Co. Ltd.	24,700	1,544,911
Idemitsu Kosan Co. Ltd.	50,184	1,301,272
Iida Group Holdings Co. Ltd.	40,000	830,893
Inpex Corp.	251,317	2,083,284
Isuzu Motors Ltd.	140,700	1,906,953
Ito En Ltd.	12,000	708,099
ITOCHU Corp.	284,354	8,200,947
Itochu Techno-Solutions Corp.	24,300	794,342
Japan Airlines Co. Ltd.*	35,473	645,220
Japan Exchange Group, Inc.	121,878	2,651,373
Japan Metropolitan Fund Invest REIT	1,768	1,529,707
Japan Post Bank Co. Ltd.	97,458	800,115
Japan Post Holdings Co. Ltd.*	584,913	4,429,473
Japan Post Insurance Co. Ltd.	53,900	838,291
Japan Real Estate Investment Corp. REIT	303	1,755,784
Japan Tobacco, Inc.	287,041	5,773,324
JFE Holdings, Inc.	113,785	1,324,732
JSR Corp.	46,800	1,755,492
Kajima Corp.	106,500	1,178,675
Kakaku.com, Inc.	37,300	1,047,706
Kansai Electric Power Co., Inc.	178,967	1,626,037
Kansai Paint Co. Ltd.	42,400	956,518
Kao Corp.	113,904	5,831,490
KDDI Corp.	393,933	11,500,676
Keio Corp.	24,260	1,096,728
Keisei Electric Railway Co. Ltd.	30,828	848,189
Keyence Corp.	47,270	29,411,236
Kikkoman Corp.	35,982	2,756,705
Kintetsu Group Holdings Co. Ltd.*	38,440	1,108,634
Kirin Holdings Co. Ltd.	198,723	3,194,406
Kobayashi Pharmaceutical Co. Ltd.	11,200	883,832
Kobe Bussan Co. Ltd.	33,900	1,283,602
Koei Tecmo Holdings Co. Ltd.	14,300	601,553
Koito Manufacturing Co. Ltd.	25,000	1,444,243
Komatsu Ltd.	210,873	4,835,518
Konami Holdings Corp.	21,366	1,098,213
Kose Corp.	7,500	907,020
Kubota Corp.	246,281	5,161,584
Kurita Water Industries Ltd.	24,500	1,148,759
Kyocera Corp.	76,300	4,543,507

See Notes to Financial Statements.	7

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

November 30, 2021 (Unaudited)

	Number of Shares	Value
Japan (Continued)
Kyowa Kirin Co. Ltd.	64,500	$1,808,864
Lasertec Corp.	18,400	4,841,934
Lawson, Inc.	12,600	617,543
Lion Corp.	53,600	763,919
Lixil Corp.	61,000	1,505,100
M3, Inc.	105,642	5,718,790
Makita Corp.	52,300	2,306,040
Marubeni Corp.	374,400	3,370,213
Mazda Motor Corp.*	134,900	1,095,574
McDonald’s Holdings Co. Japan Ltd.	22,722	1,015,138
Medipal Holdings Corp.	38,600	696,634
MEIJI Holdings Co. Ltd.	31,390	1,849,493
Mercari, Inc.*	24,100	1,469,005
MINEBEA MITSUMI, Inc.	87,420	2,320,166
MISUMI Group, Inc.	68,200	2,887,044
Mitsubishi Chemical Holdings Corp.	297,700	2,349,785
Mitsubishi Corp.	311,725	9,351,612
Mitsubishi Electric Corp.	437,979	5,519,539
Mitsubishi Estate Co. Ltd.	284,451	3,938,301
Mitsubishi Gas Chemical Co., Inc.	35,100	586,578
Mitsubishi HC Capital, Inc.	200,600	947,675
Mitsubishi Heavy Industries Ltd.	76,499	1,733,215
Mitsubishi UFJ Financial Group, Inc.	3,009,252	16,010,653
Mitsui & Co. Ltd.	382,260	8,647,223
Mitsui Chemicals, Inc.	41,600	1,120,644
Mitsui Fudosan Co. Ltd.	227,326	4,697,957
Miura Co. Ltd.	19,400	683,939
Mizuho Financial Group, Inc.	574,558	7,126,380
MonotaRO Co. Ltd.	61,400	1,225,447
MS&AD Insurance Group Holdings, Inc.	106,121	3,113,171
Murata Manufacturing Co. Ltd.	138,077	10,236,522
NEC Corp.	57,659	2,611,705
Nexon Co. Ltd.	113,245	2,258,188
NGK Insulators Ltd.	62,600	995,198
Nidec Corp.	107,146	12,322,714
Nihon M&A Center Holdings, Inc.	73,300	2,162,653
Nintendo Co. Ltd.	27,271	12,087,204
Nippon Building Fund, Inc. REIT	382	2,365,639
Nippon Express Co. Ltd.	17,900	1,024,576
Nippon Paint Holdings Co. Ltd. (b)	167,010	1,762,666
Nippon Prologis REIT, Inc. REIT (b)	545	1,781,550
Nippon Sanso Holdings Corp.	39,400	837,601
Nippon Shinyaku Co. Ltd.	11,500	854,603
Nippon Steel Corp.	204,909	3,080,841
Nippon Telegraph & Telephone Corp.	308,502	8,528,940
Nippon Yusen KK	38,900	2,546,645
Nissan Chemical Corp.	29,549	1,709,652
Nissan Motor Co. Ltd.*	561,442	2,795,910
Nisshin Seifun Group, Inc.	46,100	667,223
Nissin Foods Holdings Co. Ltd.	15,700	1,158,385
Nitori Holdings Co. Ltd.	18,501	2,951,060
Nitto Denko Corp.	36,324	2,538,679
Nomura Holdings, Inc.	729,254	3,079,983
Nomura Real Estate Holdings, Inc.	26,436	576,501
Nomura Real Estate Master Fund, Inc. REIT	1,014	1,447,867

	Number of Shares	Value
Japan (Continued)
Nomura Research Institute Ltd.	77,243	$3,334,771
NTT Data Corp.	150,934	3,196,674
Obayashi Corp.	151,300	1,119,006
Obic Co. Ltd.	16,400	3,045,393
Odakyu Electric Railway Co. Ltd.	72,150	1,395,957
Oji Holdings Corp.	189,468	879,999
Olympus Corp.	278,716	6,260,538
Omron Corp.	44,792	4,345,064
Ono Pharmaceutical Co. Ltd.	90,506	2,006,129
Open House Co. Ltd.	20,000	1,139,470
Oracle Corp.	8,100	799,717
Oriental Land Co. Ltd.	48,100	7,591,489
ORIX Corp.	292,646	5,812,273
Orix JREIT, Inc. REIT	620	990,047
Osaka Gas Co. Ltd.	90,300	1,459,531
Otsuka Corp.	27,700	1,271,845
Otsuka Holdings Co. Ltd.	94,067	3,450,275
Pan Pacific International Holdings Corp.	99,872	1,710,552
Panasonic Corp.	527,085	5,793,808
Persol Holdings Co. Ltd.	40,900	1,186,818
Pola Orbis Holdings, Inc.	26,200	468,673
Rakuten Group, Inc.	199,086	2,044,843
Recruit Holdings Co. Ltd.	329,553	20,119,832
Renesas Electronics Corp.*	301,100	3,841,166
Resona Holdings, Inc.	487,925	1,793,972
Ricoh Co. Ltd.	157,500	1,397,554
Rinnai Corp.	7,900	749,219
Rohm Co. Ltd.	20,900	1,965,471
Ryohin Keikaku Co. Ltd.	61,200	993,515
Santen Pharmaceutical Co. Ltd.	79,551	1,058,475
SBI Holdings, Inc.	59,425	1,537,211
SCSK Corp.	37,500	714,933
Secom Co. Ltd.	51,100	3,464,683
Seiko Epson Corp.	67,559	1,093,758
Sekisui Chemical Co. Ltd.	86,000	1,403,724
Sekisui House Ltd.	144,351	2,822,274
Seven & i Holdings Co. Ltd.	184,776	7,444,331
SG Holdings Co. Ltd.	75,100	1,667,634
Sharp Corp.	53,373	599,670
Shimadzu Corp.	56,300	2,395,745
Shimano, Inc.	17,694	4,915,217
Shimizu Corp.	132,200	838,567
Shin-Etsu Chemical Co. Ltd.	85,004	14,288,282
Shionogi & Co. Ltd.	63,395	4,443,567
Shiseido Co. Ltd.	96,057	5,526,241
Shizuoka Bank Ltd.	102,700	726,854
SMC Corp.	13,982	8,986,529
SoftBank Corp.	688,300	9,514,476
SoftBank Group Corp.	288,628	15,397,238
Sohgo Security Services Co. Ltd.	15,200	650,843
Sompo Holdings, Inc.	78,135	3,230,884
Sony Group Corp.	305,816	37,403,514
Square Enix Holdings Co. Ltd.	20,200	1,059,725
Stanley Electric Co. Ltd.	32,500	848,764
Subaru Corp.	149,234	2,828,627
SUMCO Corp.	80,000	1,760,871

See Notes to Financial Statements.	8

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

November 30, 2021 (Unaudited)

	Number of Shares	Value
Japan (Continued)
Sumitomo Chemical Co. Ltd.	348,922	$1,617,509
Sumitomo Corp.	278,076	3,803,295
Sumitomo Dainippon Pharma Co. Ltd.	38,700	473,158
Sumitomo Electric Industries Ltd.	176,900	2,331,070
Sumitomo Metal Mining Co. Ltd.	60,000	2,246,915
Sumitomo Mitsui Financial Group, Inc.	317,415	10,398,441
Sumitomo Mitsui Trust Holdings, Inc.	81,681	2,572,516
Sumitomo Realty & Development Co. Ltd.	74,203	2,323,213
Suntory Beverage & Food Ltd.	30,700	1,087,747
Suzuki Motor Corp.	88,426	3,586,794
Sysmex Corp.	40,707	5,099,404
T&D Holdings, Inc.	127,400	1,512,547
Taisei Corp.	46,115	1,350,384
Taisho Pharmaceutical Holdings Co. Ltd.	8,234	406,473
Takeda Pharmaceutical Co. Ltd.	378,611	10,152,342
TDK Corp.	95,872	3,816,729
Terumo Corp.	154,444	6,323,412
TIS, Inc.	52,100	1,617,826
Tobu Railway Co. Ltd.	43,879	995,706
Toho Co. Ltd.	24,500	1,094,572
Tokio Marine Holdings, Inc.	150,150	7,582,220
Tokyo Century Corp.	7,100	340,443
Tokyo Electric Power Co. Holdings, Inc.*	346,700	929,359
Tokyo Electron Ltd.	35,964	19,039,110
Tokyo Gas Co. Ltd.	91,180	1,568,940
Tokyu Corp.	120,810	1,679,060
TOPPAN, Inc.	63,589	969,291
Toray Industries, Inc.	326,043	1,906,040
Toshiba Corp.	96,216	3,853,407
Tosoh Corp.	63,240	912,500
TOTO Ltd.	35,615	1,584,849
Toyo Suisan Kaisha Ltd.	23,400	952,271
Toyota Industries Corp.	35,600	2,935,303
Toyota Motor Corp.	2,569,820	45,492,191
Toyota Tsusho Corp.	50,711	2,222,966
Trend Micro, Inc.	36,776	2,131,046
Tsuruha Holdings, Inc.	8,500	962,534
Unicharm Corp.	97,100	4,198,919
USS Co. Ltd.	48,700	717,779
Welcia Holdings Co. Ltd.	23,600	840,359
West Japan Railway Co.	50,406	2,184,178
Yakult Honsha Co. Ltd.	31,179	1,563,984
Yamaha Corp.	32,581	1,677,546
Yamaha Motor Co. Ltd.	73,574	1,860,911
Yamato Holdings Co. Ltd.	70,471	1,561,104
Yaskawa Electric Corp.	55,820	2,513,591
Yokogawa Electric Corp.	56,844	1,073,667
Z Holdings Corp.	642,500	4,274,428
ZOZO, Inc.	30,597	978,530

(Cost $754,617,648)		925,600,807

Jordan — 0.0%
Hikma Pharmaceuticals PLC (Cost $1,358,159)	42,499	1,251,953

	Number of Shares	Value
Luxembourg — 0.3%
ArcelorMittal SA	171,417	$4,652,091
Aroundtown SA	250,334	1,504,691
Eurofins Scientific SE	31,893	4,085,025
Tenaris SA	113,711	1,117,049

(Cost $9,847,915)		11,358,856

Macau — 0.0%
Sands China Ltd.* (Cost $2,759,208)	621,772	1,428,848

Netherlands — 6.2%
ABN AMRO Bank NV, 144A	102,246	1,461,061
Adyen NV, 144A*	4,890	13,573,228
Aegon NV	437,942	1,942,478
Akzo Nobel NV	45,640	4,809,572
Argenx SE*	10,838	3,035,971
ASM International NV	11,207	5,043,275
ASML Holding NV	100,278	79,562,247
Euronext NV, 144A	21,188	2,086,947
EXOR NV	25,243	2,224,403
Heineken Holding NV	27,348	2,281,181
Heineken NV	62,175	6,200,887
IMCD NV	13,441	2,989,240
ING Groep NV	936,249	12,962,461
JDE Peet’s NV	22,386	611,850
Just Eat Takeaway.com NV, 144A*	41,622	2,605,163
Koninklijke Ahold Delhaize NV	253,507	8,524,447
Koninklijke DSM NV	43,700	9,423,871
Koninklijke KPN NV	816,424	2,408,284
Koninklijke Philips NV	219,194	7,754,704
NN Group NV	69,943	3,485,426
Prosus NV*	225,893	18,168,668
QIAGEN NV*	53,649	2,981,325
Randstad NV	27,344	1,727,924
Royal Dutch Shell PLC, Class A	997,118	20,912,879
Royal Dutch Shell PLC, Class B	891,214	18,696,462
Stellantis NV	504,901	8,669,293
Universal Music Group NV	170,719	4,900,333
Wolters Kluwer NV	63,797	7,181,681

(Cost $186,735,093)		256,225,261

New Zealand — 0.3%
Auckland International Airport Ltd.*	285,779	1,540,849
Fisher & Paykel Healthcare Corp. Ltd.	133,131	3,028,428
Mercury NZ Ltd.	165,495	679,961
Meridian Energy Ltd.	307,199	995,901
Ryman Healthcare Ltd.	97,245	816,348
Spark New Zealand Ltd.	420,792	1,321,077
Xero Ltd.*	32,289	3,333,815

(Cost $8,326,792)		11,716,379

Norway — 0.6%
Adevinta ASA*	65,734	941,907
Aker BP ASA	33,757	1,068,932
DNB Bank ASA	218,509	4,788,351
Equinor ASA	234,028	5,917,619
Gjensidige Forsikring ASA	44,696	1,015,037
Mowi ASA	101,681	2,318,150

See Notes to Financial Statements.	9

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

November 30, 2021 (Unaudited)

	Number of Shares	Value
Norway (Continued)
Norsk Hydro ASA	326,616	$2,126,992
Orkla ASA	175,803	1,609,810
Schibsted ASA, Class A	19,115	854,459
Schibsted ASA, Class B	22,244	859,308
Telenor ASA	170,421	2,522,055
Yara International ASA	42,599	2,098,735

(Cost $24,005,721)		26,121,355

Poland — 0.0%
InPost SA* (Cost $832,585)	45,009	502,025

Portugal — 0.2%
EDP — Energias de Portugal SA	710,800	3,896,778
Galp Energia SGPS SA	116,812	1,095,316
Jeronimo Martins SGPS SA	61,139	1,332,325

(Cost $5,565,791)		6,324,419

Singapore — 1.2%
Ascendas Real Estate Investment Trust REIT	748,299	1,601,285
CapitaLand Integrated Commercial Trust REIT	1,157,134	1,789,273
Capitaland Investment Ltd.*	597,900	1,472,239
City Developments Ltd.	104,600	538,120
DBS Group Holdings Ltd.	435,987	9,543,756
Genting Singapore Ltd.	1,351,978	762,906
Keppel Corp. Ltd.	346,800	1,296,164
Mapletree Commercial Trust REIT	545,000	814,774
Mapletree Logistics Trust REIT	621,674	847,396
Oversea-Chinese Banking Corp. Ltd.	802,887	6,460,518
Sea Ltd., ADR*	33,658	9,695,860
Singapore Airlines Ltd.*	364,050	1,299,273
Singapore Exchange Ltd.	196,200	1,283,988
Singapore Technologies Engineering Ltd.	363,300	1,014,380
Singapore Telecommunications Ltd.	1,996,489	3,452,943
United Overseas Bank Ltd.	286,354	5,344,939
UOL Group Ltd.	87,881	443,092
Venture Corp. Ltd.	60,000	813,895
Wilmar International Ltd.	450,366	1,356,494

(Cost $51,089,878)		49,831,295

Spain — 2.2%
ACS Actividades de Construccion y Servicios SA	60,621	1,458,194
Aena SME SA, 144A*	17,583	2,582,345
Amadeus IT Group SA*	107,215	6,867,550
Banco Bilbao Vizcaya Argentaria SA	1,599,645	8,531,080
Banco Santander SA	4,258,445	13,281,139
CaixaBank SA	1,064,807	2,746,078
Cellnex Telecom SA, 144A*	122,612	7,236,388
EDP Renovaveis SA	68,225	1,750,200
Enagas SA	65,372	1,489,441
Endesa SA	73,513	1,653,666
Ferrovial SA (b)	117,401	3,270,030
Grifols SA (b)	71,183	1,277,935
Iberdrola SA	1,395,983	15,679,866

	Number of Shares	Value
Spain (Continued)
Industria de Diseno Textil SA	267,337	$8,446,791
Naturgy Energy Group SA	46,420	1,279,272
Red Electrica Corp. SA	99,778	2,120,021
Repsol SA	340,275	3,778,406
Siemens Gamesa Renewable Energy SA*	55,583	1,483,254
Telefonica SA (b)	1,224,888	5,551,723

(Cost $121,146,462)		90,483,379

Sweden — 3.6%
Alfa Laval AB	75,408	2,928,328
Assa Abloy AB, Class B (b)	241,016	6,784,966
Atlas Copco AB, Class A	161,872	9,964,945
Atlas Copco AB, Class B	91,565	4,783,663
Boliden AB	66,844	2,310,309
Electrolux AB, Class B (b)	53,855	1,209,654
Embracer Group AB*	128,944	1,396,351
Epiroc AB, Class A	153,615	3,738,354
Epiroc AB, Class B	97,365	1,966,632
EQT AB	69,019	4,088,087
Essity AB, Class B	147,374	4,714,399
Evolution AB, 144A	40,086	4,227,582
Fastighets AB Balder, Class B*	25,691	1,929,212
Getinge AB, Class B	57,626	2,421,884
H & M Hennes & Mauritz AB, Class B (b)	173,328	3,076,089
Hexagon AB, Class B	471,309	6,900,648
Husqvarna AB, Class B	97,968	1,383,864
ICA Gruppen AB	26,664	1,579,344
Industrivarden AB, Class A	30,242	901,675
Industrivarden AB, Class C	37,710	1,116,388
Investment AB Latour, Class B	36,698	1,388,870
Investor AB, Class A	125,000	3,019,799
Investor AB, Class B	443,587	10,330,108
Kinnevik AB, Class B*	58,262	2,085,102
L E Lundbergforetagen AB, Class B	19,014	1,046,292
Lifco AB, Class B	57,787	1,572,309
Lundin Energy AB	45,647	1,617,682
Nibe Industrier AB, Class B	340,830	4,876,831
Sagax AB, Class B	41,388	1,621,457
Sandvik AB	270,797	6,740,264
Securitas AB, Class B	72,353	1,048,117
Sinch AB, 144A*	120,878	1,624,355
Skandinaviska Enskilda Banken AB, Class A	384,388	5,615,207
Skanska AB, Class B	82,442	1,906,623
SKF AB, Class B	99,284	2,282,910
Svenska Cellulosa AB SCA, Class B	141,003	2,306,127
Svenska Handelsbanken AB, Class A	355,371	3,777,800
Swedbank AB, Class A	226,254	4,576,025
Swedish Match AB	366,374	2,676,434
Tele2 AB, Class B (b)	120,355	1,723,457
Telefonaktiebolaget LM Ericsson, Class B	699,164	7,069,579
Telia Co. AB	664,907	2,574,666
Volvo AB, Class A	46,427	1,017,578

See Notes to Financial Statements.	10

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

November 30, 2021 (Unaudited)

	Number of Shares	Value
Sweden (Continued)
Volvo AB, Class B	345,128	$7,480,995

(Cost $113,473,522)		147,400,961

Switzerland — 10.5%
ABB Ltd.	403,201	14,005,860
Adecco Group AG	35,651	1,662,069
Alcon, Inc.	122,557	9,707,908
Bachem Holding AG	1,500	1,084,908
Baloise Holding AG	10,702	1,604,047
Barry Callebaut AG	917	2,177,507
Chocoladefabriken Lindt & Spruengli AG	26	3,211,590
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	247	3,042,939
Cie Financiere Richemont SA	126,064	18,771,253
Clariant AG*	45,868	901,822
Coca-Cola HBC AG*	46,386	1,432,467
Credit Suisse Group AG	645,564	6,266,833
EMS-Chemie Holding AG	1,827	1,745,307
Geberit AG	8,866	6,796,896
Givaudan SA	2,272	11,136,648
Glencore PLC*	2,395,945	11,378,952
Holcim Ltd.*	125,891	6,095,371
Julius Baer Group Ltd.	54,231	3,381,278
Kuehne + Nagel International AG	12,883	3,700,503
Logitech International SA	42,349	3,360,981
Lonza Group AG	17,801	14,406,779
Nestle SA	682,611	87,738,247
Novartis AG	532,030	42,560,082
Partners Group Holding AG	5,641	9,769,827
Roche Holding AG	170,367	66,741,998
Roche Holding AG	7,730	3,216,448
Schindler Holding AG	5,087	1,267,802
Schindler Holding AG Participation Certificates	10,038	2,591,369
SGS SA	1,437	4,346,767
Sika AG	33,924	13,328,671
Sonova Holding AG	13,586	5,127,770
STMicroelectronics NV	162,779	7,961,210
Straumann Holding AG	2,473	5,271,675
Swatch Group AG — Bearer	6,544	1,934,580
Swatch Group AG — Registered	13,006	744,475
Swiss Life Holding AG	7,625	4,400,332
Swiss Prime Site AG	20,621	1,958,664
Swiss Re AG	72,385	6,815,489
Swisscom AG	6,298	3,501,442
Temenos AG	16,176	2,076,512
UBS Group AG	876,487	15,218,346
VAT Group AG, 144A	6,347	3,062,710
Vifor Pharma AG	12,145	1,365,246
Zurich Insurance Group AG	35,934	14,838,603

(Cost $325,993,516)		431,710,183

United Kingdom — 12.1%
3i Group PLC	229,913	4,241,071
abrdn PLC	527,959	1,638,138
Admiral Group PLC	45,968	1,807,767

	Number of Shares	Value
United Kingdom (Continued)
Anglo American PLC	310,412	$11,443,722
Ashtead Group PLC	107,216	8,618,261
Associated British Foods PLC	82,478	2,109,371
AstraZeneca PLC	375,401	41,319,161
Auto Trader Group PLC, 144A	222,014	2,163,131
AVEVA Group PLC	27,561	1,175,519
Aviva PLC	930,291	4,763,379
BAE Systems PLC	773,728	5,641,089
Barclays PLC	4,110,512	10,070,900
Barratt Developments PLC	251,287	2,330,706
Berkeley Group Holdings PLC	27,425	1,562,542
BP PLC	4,848,232	20,984,724
British American Tobacco PLC	530,597	17,853,398
British Land Co. PLC REIT	199,903	1,352,702
BT Group PLC*	2,137,719	4,509,095
Bunzl PLC	81,192	3,096,906
Burberry Group PLC	93,846	2,193,546
CNH Industrial NV	244,632	4,065,844
Coca-Cola Europacific Partners PLC	48,637	2,401,209
Compass Group PLC*	429,235	8,348,849
Croda International PLC	33,673	4,529,844
Diageo PLC	570,589	28,832,708
Entain PLC*	135,746	3,013,138
Evraz PLC	123,780	948,219
Ferguson PLC	53,256	8,120,414
GlaxoSmithKline PLC	1,219,977	24,743,269
Halma PLC	90,977	3,631,058
Hargreaves Lansdown PLC	85,258	1,516,010
HSBC Holdings PLC	4,954,681	27,632,993
Imperial Brands PLC	223,263	4,578,642
Informa PLC*	350,314	2,175,755
InterContinental Hotels Group PLC*	45,915	2,716,768
Intertek Group PLC	40,382	2,867,904
J Sainsbury PLC	399,659	1,470,203
JD Sports Fashion PLC	695,910	2,062,998
Johnson Matthey PLC	44,301	1,234,924
Kingfisher PLC	487,260	2,052,965
Land Securities Group PLC REIT	162,380	1,570,010
Legal & General Group PLC	1,431,152	5,365,577
Lloyds Banking Group PLC	16,945,020	10,546,868
London Stock Exchange Group PLC	78,807	6,814,709
M&G PLC	599,074	1,489,105
Melrose Industries PLC	1,012,420	1,952,380
Mondi PLC	117,555	2,688,307
National Grid PLC	882,315	11,811,802
NatWest Group PLC	1,419,959	4,014,899
Next PLC	32,373	3,384,945
Ocado Group PLC*	116,970	2,793,158
Pearson PLC	189,387	1,494,125
Persimmon PLC	79,073	2,878,317
Phoenix Group Holdings PLC	151,406	1,289,123
Prudential PLC	626,236	10,627,333
Reckitt Benckiser Group PLC	170,973	13,893,265
RELX PLC	474,195	14,738,431
Rentokil Initial PLC	447,645	3,653,042
Rio Tinto PLC	274,181	16,817,531
Rolls-Royce Holdings PLC*	2,006,606	3,269,142

See Notes to Financial Statements.	11

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

November 30, 2021 (Unaudited)

	Number of Shares	Value
United Kingdom (Continued)
Sage Group PLC	278,717	$2,860,908
Schroders PLC	28,709	1,311,918
Segro PLC REIT	290,865	5,450,521
Severn Trent PLC	59,896	2,298,951
Smith & Nephew PLC	211,624	3,426,648
Smiths Group PLC	96,797	1,856,362
Spirax-Sarco Engineering PLC	17,698	3,678,907
SSE PLC	249,647	5,152,923
St James’s Place PLC	127,589	2,627,605
Standard Chartered PLC	624,959	3,459,308
Taylor Wimpey PLC	892,262	1,873,743
Tesco PLC	1,902,087	7,000,895
Unilever PLC	627,340	32,196,847
United Utilities Group PLC	158,103	2,280,370
Vodafone Group PLC (b)	6,713,227	9,762,161
Whitbread PLC*	46,681	1,740,199
WPP PLC	283,143	3,923,820

(Cost $552,568,242)		497,812,997

TOTAL COMMON STOCKS (Cost $3,477,008,972)		3,974,135,527

PREFERRED STOCKS — 0.5%
Germany — 0.5%
Bayerische Motoren Werke AG	12,897	1,015,079
FUCHS PETROLUB SE	16,232	728,985
Henkel AG & Co. KGaA	43,480	3,436,955
Porsche Automobil Holding SE	36,031	3,031,201
Sartorius AG	6,567	4,520,717
Volkswagen AG	44,770	8,208,074

(Cost $22,802,566)		20,941,011

TOTAL PREFERRED STOCKS (Cost $22,802,566)		20,941,011

	Number of Shares	Value
RIGHTS — 0.0%
Germany — 0.0%
Vonovia SE* , expires 1/7/22 (Cost $0)	131,445	$463,613

Singapore — 0.0%
Mapletree Industrial Trust* , expires 12/21/21 (Cost $0)	23,001	337

TOTAL RIGHTS (Cost $0)		463,950

WARRANTS — 0.0%
Switzerland — 0.0%
Cie Financiere Richemont SA*, expires 11/22/23 (Cost $0)	255,836	278,673

SECURITIES LENDING COLLATERAL — 0.4%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (d)(e) (Cost $14,611,184)	14,611,184	14,611,184

CASH EQUIVALENTS — 3.5%
DWS ESG Liquidity Fund “Capital Shares”, 0.08% (d)	11,376,638	11,374,362
DWS Government Money Market Series “Institutional Shares”, 0.04% (d)	134,552,933	134,552,933

TOTAL CASH EQUIVALENTS (Cost $145,929,571)		145,927,295

TOTAL INVESTMENTS — 101.2% (Cost $3,660,352,293)		$4,156,357,640
Other assets and liabilities, net — (1.2%)		(48,947,070)

NET ASSETS — 100.0%		$4,107,410,570

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2021 is as follows:

Value ($) at 5/31/2021	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2021	Value ($) at 11/30/2021
COMMON STOCKS — 0.2%
Germany — 0.2%
Deutsche Bank AG*(c)
6,993,425	386,440	(44,789)		607	(1,341,255)	—	—	495,837	5,994,428
SECURITIES LENDING COLLATERAL — 0.4%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (d)(e)
92,121,583	—	(77,510,399	)(f)	—	—	1,915	—	14,611,184	14,611,184
CASH EQUIVALENTS — 3.5%
DWS ESG Liquidity Fund “Capital Shares”, 0.08% (d)
11,370,965	4,535	—		—	(1,138)	4,609	—	11,376,638	11,374,362
DWS Government Money Market Series “Institutional Shares”, 0.04% (d)
37,987,992	839,045,458	(742,480,517)		—	—	14,645	—	134,552,933	134,552,933

148,473,965	839,436,433	(820,035,705)		607	(1,342,393)	21,169	—	161,036,592	166,532,907

See Notes to Financial Statements.	12

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

November 30, 2021 (Unaudited)

*	Non-income producing security.
(a)	Stapled Security — A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2021 amounted to $52,181,091, which is 1.3% of net assets.

(c)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $41,141,776.

(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2021.

ADR:	American Depositary Receipt
CDI:	Chess Depositary Interest
REIT:	Real Estate Investment Trust
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At November 30, 2021, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)
AMSTERDAM Index Futures	EUR	72	$13,182,909	$12,691,511	12/17/2021	$(491,398)
CAC40 10 EURO Futures	EUR	218	17,187,513	16,604,231	12/17/2021	(583,282)
DAX Index Futures	EUR	30	13,139,746	12,880,264	12/17/2021	(259,482)
FTSE/MIB Index Futures	EUR	4	584,926	585,241	12/17/2021	315
FTSE 100 Index Futures	GBP	168	15,756,243	15,817,850	12/17/2021	61,607
IBEX 35 Index Futures	EUR	50	4,940,624	4,725,457	12/17/2021	(215,167)
MSCI EAFE Futures	USD	50	5,921,750	5,588,750	12/17/2021	(333,000)
OMXS30 Index Futures	SEK	300	7,720,009	7,463,812	12/17/2021	(256,197)
SPI 200 Futures	AUD	79	10,294,012	10,180,376	12/16/2021	(113,636)
SWISS MKT IX Futures	CHF	100	13,122,907	13,287,947	12/17/2021	165,040
TOPIX Index Futures	JPY	174	30,672,183	29,186,005	12/09/2021	(1,486,178)

Total net unrealized depreciation						$(3,511,378)

As of November 30, 2021, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
Citigroup Global Markets	12/3/2021	AUD	2,195,700	USD	1,631,838	$66,552	$—
Citigroup Global Markets	12/3/2021	AUD	129,796,542	USD	97,474,607	4,944,363	—
JP Morgan & Chase Co.	12/3/2021	AUD	14,304,000	USD	10,744,052	546,919	—
JP Morgan & Chase Co.	12/3/2021	AUD	121,422,000	USD	91,200,732	4,640,589	—
RBC Capital Markets	12/3/2021	AUD	3,659,600	USD	2,645,690	36,809	—
RBC Capital Markets	12/3/2021	AUD	126,051,800	USD	94,685,700	4,825,034	—
Citigroup Global Markets	12/3/2021	CHF	16,533,000	USD	18,106,966	95,450	—
Citigroup Global Markets	12/3/2021	CHF	115,522,100	USD	126,519,144	666,110	—
JP Morgan & Chase Co.	12/3/2021	CHF	122,776,900	USD	134,468,094	711,476	—
RBC Capital Markets	12/3/2021	CHF	3,504,700	USD	3,755,733	—	(62,386)
RBC Capital Markets	12/3/2021	CHF	2,102,800	USD	2,301,457	10,608	—
RBC Capital Markets	12/3/2021	CHF	120,169,100	USD	131,611,971	696,365	—
Citigroup Global Markets	12/3/2021	DKK	232,498,900	USD	36,188,993	730,523	—
JP Morgan & Chase Co.	12/3/2021	DKK	215,090,200	USD	33,479,289	675,824	—
JP Morgan & Chase Co.	12/3/2021	DKK	43,875,000	USD	6,829,323	137,935	—
RBC Capital Markets	12/3/2021	DKK	228,239,200	USD	35,526,680	717,857	—
RBC Capital Markets	12/3/2021	DKK	6,726,200	USD	1,017,695	—	(8,119)
RBC Capital Markets	12/3/2021	DKK	4,035,700	USD	628,563	13,077	—
Citigroup Global Markets	12/3/2021	EUR	384,286,700	USD	444,955,963	9,072,980	—
Citigroup Global Markets	12/3/2021	EUR	35,663,000	USD	41,293,510	842,215	—

See Notes to Financial Statements.	13

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

November 30, 2021 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
JP Morgan & Chase Co.	12/3/2021	EUR	384,016,000	USD	444,655,199	$9,079,262	$—
RBC Capital Markets	12/3/2021	EUR	11,083,000	USD	12,470,315	—	(100,745)
RBC Capital Markets	12/3/2021	EUR	6,649,800	USD	7,705,196	162,561	—
RBC Capital Markets	12/3/2021	EUR	381,918,400	USD	442,234,009	9,037,307	—
Citigroup Global Markets	12/3/2021	GBP	2,450,900	USD	3,336,645	76,790	—
Citigroup Global Markets	12/3/2021	GBP	143,063,500	USD	196,100,430	5,816,763	—
JP Morgan & Chase Co.	12/3/2021	GBP	145,626,100	USD	199,616,831	5,924,741	—
RBC Capital Markets	12/3/2021	GBP	4,084,900	USD	5,466,381	33,200	—
RBC Capital Markets	12/3/2021	GBP	9,477,000	USD	12,990,418	385,397	—
RBC Capital Markets	12/3/2021	GBP	138,919,000	USD	190,423,497	5,652,282	—
Citigroup Global Markets	12/3/2021	HKD	287,096,200	USD	36,908,704	91,993	—
JP Morgan & Chase Co.	12/3/2021	HKD	276,398,100	USD	35,533,827	89,022	—
JP Morgan & Chase Co.	12/3/2021	HKD	4,897,400	USD	629,388	1,355	—
RBC Capital Markets	12/3/2021	HKD	8,162,300	USD	1,047,170	451	—
RBC Capital Markets	12/3/2021	HKD	309,868,700	USD	39,836,818	99,802	—
Citigroup Global Markets	12/3/2021	ILS	268,500	USD	85,732	532	—
Citigroup Global Markets	12/3/2021	ILS	14,959,300	USD	4,739,070	—	(7,776)
JP Morgan & Chase Co.	12/3/2021	ILS	18,492,800	USD	5,858,530	—	(9,557)
RBC Capital Markets	12/3/2021	ILS	447,600	USD	142,642	611	—
RBC Capital Markets	12/3/2021	ILS	14,437,700	USD	4,573,959	—	(7,374)
Citigroup Global Markets	12/3/2021	JPY	33,401,197,100	USD	292,974,967	—	(2,541,489)
Citigroup Global Markets	12/3/2021	JPY	602,275,200	USD	5,285,834	—	(42,785)
JP Morgan & Chase Co.	12/3/2021	JPY	34,150,618,000	USD	299,555,263	—	(2,591,681)
RBC Capital Markets	12/3/2021	JPY	41,609,008,700	USD	364,982,020	—	(3,152,894)
RBC Capital Markets	12/3/2021	JPY	1,003,791,900	USD	8,716,309	—	(164,721)
Citigroup Global Markets	12/3/2021	NOK	74,002,800	USD	8,746,084	564,163	—
JP Morgan & Chase Co.	12/3/2021	NOK	53,741,200	USD	6,351,449	409,698	—
JP Morgan & Chase Co.	12/3/2021	NOK	1,271,500	USD	149,115	8,535	—
RBC Capital Markets	12/3/2021	NOK	2,119,100	USD	238,038	3,746	—
RBC Capital Markets	12/3/2021	NOK	99,004,600	USD	11,700,943	754,765	—
Citigroup Global Markets	12/3/2021	NZD	5,150,500	USD	3,684,292	169,176	—
JP Morgan & Chase Co.	12/3/2021	NZD	75,400	USD	53,591	2,132	—
JP Morgan & Chase Co.	12/3/2021	NZD	3,078,400	USD	2,202,103	101,155	—
RBC Capital Markets	12/3/2021	NZD	125,700	USD	87,403	1,615	—
RBC Capital Markets	12/3/2021	NZD	5,217,900	USD	3,732,578	171,463	—
Citigroup Global Markets	12/3/2021	SEK	440,499,700	USD	51,299,634	2,431,553	—
Citigroup Global Markets	12/3/2021	SEK	7,536,000	USD	879,394	43,366	—
JP Morgan & Chase Co.	12/3/2021	SEK	445,918,700	USD	51,932,243	2,462,990	—
RBC Capital Markets	12/3/2021	SEK	402,251,000	USD	46,847,020	2,222,167	—
RBC Capital Markets	12/3/2021	SEK	55,252,000	USD	6,434,596	305,059	—
RBC Capital Markets	12/3/2021	SEK	12,560,000	USD	1,388,188	—	(5,192)
Citigroup Global Markets	12/3/2021	SGD	22,053,500	USD	16,351,430	189,904	—
JP Morgan & Chase Co.	12/3/2021	SGD	308,100	USD	228,348	2,562	—
JP Morgan & Chase Co.	12/3/2021	SGD	16,300,000	USD	12,085,761	140,589	—
RBC Capital Markets	12/3/2021	SGD	16,593,600	USD	12,303,490	143,158	—
RBC Capital Markets	12/3/2021	SGD	513,500	USD	375,951	—	(358)
Goldman Sachs & Co.	12/3/2021	USD	93,503,700	AUD	131,992,242	591,829	—
JP Morgan & Chase Co.	12/3/2021	USD	96,236,927	AUD	135,726,000	520,349	—
RBC Capital Markets	12/3/2021	USD	91,972,387	AUD	129,711,400	497,160	—
Goldman Sachs & Co.	12/3/2021	USD	142,704,109	CHF	132,055,100	1,160,442	—
JP Morgan & Chase Co.	12/3/2021	USD	132,674,411	CHF	122,776,900	1,082,207	—
RBC Capital Markets	12/3/2021	USD	135,919,306	CHF	125,776,600	1,105,269	—
Goldman Sachs & Co.	12/3/2021	USD	35,189,581	DKK	232,498,900	268,889	—
JP Morgan & Chase Co.	12/3/2021	USD	39,194,691	DKK	258,965,200	300,162	—
RBC Capital Markets	12/3/2021	USD	36,173,703	DKK	239,001,100	276,420	—
Goldman Sachs & Co.	12/3/2021	USD	472,703,781	EUR	419,949,700	3,630,496	—
JP Morgan & Chase Co.	12/3/2021	USD	432,248,410	EUR	384,016,000	3,327,527	—
RBC Capital Markets	12/3/2021	USD	449,855,783	EUR	399,651,200	3,454,615	—

See Notes to Financial Statements.	14

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

November 30, 2021 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs & Co.	12/3/2021	USD	192,515,842	GBP	145,514,400	$1,027,679	$—
JP Morgan & Chase Co.	12/3/2021	USD	192,663,767	GBP	145,626,100	1,028,322	—
RBC Capital Markets	12/3/2021	USD	201,732,688	GBP	152,480,900	1,076,727	—
Goldman Sachs & Co.	12/3/2021	USD	36,826,799	HKD	287,096,200	—	(10,087)
JP Morgan & Chase Co.	12/3/2021	USD	36,082,724	HKD	281,295,500	—	(9,884)
RBC Capital Markets	12/3/2021	USD	40,795,015	HKD	318,031,000	—	(11,279)
Goldman Sachs & Co.	12/3/2021	USD	4,833,225	ILS	15,227,800	—	(1,180)
JP Morgan & Chase Co.	12/3/2021	USD	5,869,519	ILS	18,492,800	—	(1,433)
RBC Capital Markets	12/3/2021	USD	4,724,630	ILS	14,885,300	—	(1,266)
Goldman Sachs & Co.	12/3/2021	USD	299,472,518	JPY	34,003,472,300	1,372,557	—
JP Morgan & Chase Co.	12/3/2021	USD	300,768,580	JPY	34,150,618,000	1,378,364	—
RBC Capital Markets	12/3/2021	USD	15,395,709	JPY	1,755,086,000	132,381	—
RBC Capital Markets	12/3/2021	USD	359,838,782	JPY	40,857,714,600	1,649,071	—
Goldman Sachs & Co.	12/3/2021	USD	8,121,984	NOK	74,002,800	59,937	—
JP Morgan & Chase Co.	12/3/2021	USD	6,037,821	NOK	55,012,700	44,510	—
RBC Capital Markets	12/3/2021	USD	11,098,560	NOK	101,123,700	81,910	—
Goldman Sachs & Co.	12/3/2021	USD	3,495,644	NZD	5,150,500	19,471	—
JP Morgan & Chase Co.	12/3/2021	USD	2,140,484	NZD	3,153,800	11,923	—
RBC Capital Markets	12/3/2021	USD	3,626,568	NZD	5,343,600	20,335	—
Goldman Sachs & Co.	12/3/2021	USD	49,372,284	SEK	448,035,700	331,825	—
JP Morgan & Chase Co.	12/3/2021	USD	49,138,671	SEK	445,918,700	330,582	—
RBC Capital Markets	12/3/2021	USD	51,799,688	SEK	470,063,000	348,082	—
Goldman Sachs & Co.	12/3/2021	USD	16,083,944	SGD	22,053,500	77,581	—
JP Morgan & Chase Co.	12/3/2021	USD	12,112,569	SGD	16,608,100	58,390	—
RBC Capital Markets	12/3/2021	USD	12,476,461	SGD	17,107,100	60,180	—
Goldman Sachs & Co.	1/5/2022	AUD	131,992,242	USD	93,549,238	—	(591,829)
JP Morgan & Chase Co.	1/5/2022	AUD	135,726,000	USD	96,282,667	—	(521,434)
RBC Capital Markets	1/5/2022	AUD	129,711,400	USD	92,012,987	—	(501,310)
Goldman Sachs & Co.	1/5/2022	CHF	132,055,100	USD	142,921,415	—	(1,161,890)
JP Morgan & Chase Co.	1/5/2022	CHF	122,776,900	USD	132,872,557	—	(1,087,446)
JP Morgan & Chase Co.	1/5/2022	CHF	4,998,000	USD	5,423,077	—	(30,165)
RBC Capital Markets	1/5/2022	CHF	125,776,600	USD	136,122,156	—	(1,110,774)
Goldman Sachs & Co.	1/5/2022	DKK	232,498,900	USD	35,228,296	—	(276,914)
JP Morgan & Chase Co.	1/5/2022	DKK	258,965,200	USD	39,244,287	—	(302,627)
RBC Capital Markets	1/5/2022	DKK	239,001,100	USD	36,219,696	—	(278,473)
Goldman Sachs & Co.	1/5/2022	EUR	419,949,700	USD	473,402,158	—	(3,616,511)
JP Morgan & Chase Co.	1/5/2022	EUR	384,016,000	USD	432,880,116	—	(3,321,651)
RBC Capital Markets	1/5/2022	EUR	399,651,200	USD	450,503,618	—	(3,458,090)
Goldman Sachs & Co.	1/5/2022	GBP	145,514,400	USD	192,676,199	—	(1,016,358)
JP Morgan & Chase Co.	1/5/2022	GBP	145,626,100	USD	192,819,878	—	(1,021,361)
RBC Capital Markets	1/5/2022	GBP	152,480,900	USD	201,897,977	—	(1,067,608)
Goldman Sachs & Co.	1/5/2022	HKD	287,096,200	USD	36,825,854	8,510	—
JP Morgan & Chase Co.	1/5/2022	HKD	281,295,500	USD	36,082,677	9,217	—
RBC Capital Markets	1/5/2022	HKD	318,031,000	USD	40,794,125	9,689	—
Goldman Sachs & Co.	1/5/2022	ILS	15,227,800	USD	4,837,831	—	(2,184)
JP Morgan & Chase Co.	1/5/2022	ILS	18,492,800	USD	5,879,222	1,457	—
RBC Capital Markets	1/5/2022	ILS	14,885,300	USD	4,730,673	—	(482)
Goldman Sachs & Co.	1/5/2022	JPY	34,003,472,300	USD	299,696,741	—	(1,366,637)
JP Morgan & Chase Co.	1/5/2022	JPY	34,150,618,000	USD	300,988,600	—	(1,377,591)
RBC Capital Markets	1/5/2022	JPY	40,857,714,600	USD	360,103,600	—	(1,646,560)
Goldman Sachs & Co.	1/5/2022	NOK	74,002,800	USD	8,119,857	—	(60,310)
JP Morgan & Chase Co.	1/5/2022	NOK	55,012,700	USD	6,036,695	—	(44,333)
RBC Capital Markets	1/5/2022	NOK	101,123,700	USD	11,096,490	—	(81,584)
Goldman Sachs & Co.	1/5/2022	SEK	448,035,700	USD	49,448,571	—	(329,726)
JP Morgan & Chase Co.	1/5/2022	SEK	445,918,700	USD	49,215,412	—	(327,679)
RBC Capital Markets	1/5/2022	SEK	470,063,000	USD	51,881,759	—	(343,846)
RBC Capital Markets	1/5/2022	SEK	80,176,000	USD	8,848,902	—	(58,925)
Goldman Sachs & Co.	1/5/2022	SGD	22,053,500	USD	16,081,598	—	(77,547)
JP Morgan & Chase Co.	1/5/2022	SGD	16,608,100	USD	12,110,749	—	(58,417)

See Notes to Financial Statements.	15

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

November 30, 2021 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
RBC Capital Markets	1/5/2022	SGD	17,107,100	USD	12,474,642	$—	$(60,154)
JP Morgan & Chase Co.	1/5/2022	USD	3,898,940	AUD	5,497,000	21,696	—
RBC Capital Markets	1/5/2022	USD	21,628,550	EUR	19,186,000	164,727	—
RBC Capital Markets	1/5/2022	USD	8,465,329	GBP	6,393,000	44,320	—
RBC Capital Markets	1/5/2022	USD	1,426,355	HKD	11,119,000	—	(449)
RBC Capital Markets	1/5/2022	USD	20,993,724	JPY	2,381,843,000	94,878	—
Goldman Sachs & Co.	1/6/2022	NZD	5,150,500	USD	3,494,460	—	(19,417)
JP Morgan & Chase Co.	1/6/2022	NZD	3,153,800	USD	2,139,730	—	(11,918)
RBC Capital Markets	1/6/2022	NZD	5,343,600	USD	3,625,339	—	(20,279)

Total unrealized appreciation (depreciation)						$101,690,237	$(33,982,685)

For information on the Fund’s policy and additional disclosures regarding open futures contracts and forward foreign currency contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
ILS	Israeli Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2021 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (g)	$3,974,135,527	$—	$—	$3,974,135,527
Preferred Stocks	20,941,011	—	—	20,941,011
Rights (g)	463,613	337	—	463,950
Warrants	278,673	—	—	278,673
Short-Term Investments (g)	160,538,479	—	—	160,538,479
Derivatives (h)
Forward Foreign Currency Contracts	—	101,690,237	—	101,690,237
Futures Contracts	226,962	—	—	226,962

TOTAL	$4,156,584,265	$101,690,574	$—	$4,258,274,839

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (h)
Forward Foreign Currency Contracts	$—	$(33,982,685)	$—	$(33,982,685)
Futures Contracts	(3,738,340)	—	—	(3,738,340)

TOTAL	$(3,738,340)	$(33,982,685)	$—	$(37,721,025)

(g)	See Schedule of Investments for additional detailed categorizations.
(h)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

See Notes to Financial Statements.	16

This Page is Intentionally Left Blank

17

DBX ETF Trust

Statement of Assets and Liabilities

November 30, 2021 (Unaudited)

Xtrackers MSCI EAFE Hedged Equity ETF
Assets
Investment in non-affiliated securities at value	$3,989,824,733
Investment in affiliated securities at value	5,994,428
Investment in DWS ESG Liquidity Fund*	11,374,362
Investment in DWS Government Money Market Series*	134,552,933
Investment in DWS Government & Agency Securities Portfolio**	14,611,184
Cash	14
Foreign currency at value	7,549,399
Unrealized appreciation on forward foreign currency contracts	101,690,237
Deposit with broker for futures contracts	8,555,377
Receivables:
Investment securities sold	18,109,127
Dividends	9,996,221
Interest	2,633
Securities lending income	32,501
Foreign tax reclaim	7,211,612

Total assets	$4,309,504,761

Liabilities
Payable upon return of securities loaned	$14,611,184
Payable upon return of deposit for forward foreign currency contracts	87,117,039
Unrealized depreciation on forward foreign currency contracts	33,982,685
Payables:
Investment securities purchased	61,255,314
Investment advisory fees	1,219,497
Variation margin on futures contracts	3,908,472

Total liabilities	202,094,191

Net Assets, at value	$4,107,410,570

Net Assets Consist of
Paid-in capital	$3,826,485,638
Distributable earnings (loss)	280,924,932

Net Assets, at value	$4,107,410,570

Number of Common Shares outstanding	108,550,800

Net Asset Value	$37.84

Investment in non-affiliated securities at cost	$3,484,439,368

Investment in affiliated securities at cost	$15,372,170

Value of securities loaned	$52,181,091

Investment in DWS ESG Liquidity Fund at cost*	$11,376,638

Investment in DWS Government Money Market Series at cost*	$134,552,933

Investment in DWS Government & Agency Securities Portfolio at cost**	$14,611,184

Non-cash collateral for securities on loan	$41,141,776

Foreign currency at cost	$8,131,749

* Includes collateral held for forward foreign currency contracts	$87,117,039

**	Represents collateral on securities loaned.

See Notes to Financial Statements.	18

DBX ETF Trust

Statement of Operations

For the Six Months Ended November 30, 2021 (Unaudited)

Xtrackers MSCI EAFE Hedged Equity ETF
Investment Income
Unaffiliated dividend income*	$40,425,034
Income distributions from affiliated funds	19,254
Affiliated securities lending income	1,915
Unaffiliated non-cash dividend income	7,979,562
Unaffiliated securities lending income, net of borrower rebates	675,056

Total investment income	49,100,821

Expenses
Investment advisory fees	7,194,718
Other expenses	11,342

Total expenses	7,206,060

Less fees waived (see note 3):
Waiver	(11,342)

Net expenses	7,194,718

Net investment income (loss)	41,906,103

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(10,206,727)
In-kind redemptions	9,961,624
In-kind redemptions in affiliates	607
Futures contracts	8,498,563
Foreign currency transactions	(1,583,546)
Forward foreign currency contracts	123,098,159

Net realized gain (loss)	129,768,680
Net change in unrealized appreciation (depreciation) on:
Investments	(174,380,039)
Investments in affiliates	(1,342,393)
Futures contracts	(5,094,485)
Foreign currency translations	(1,285,666)
Forward foreign currency contracts	109,936,346

Net change in unrealized appreciation (depreciation)	(72,166,237)

Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	57,602,443

Net Increase (Decrease) in Net Assets Resulting from Operations	$99,508,546

* Unaffiliated foreign tax withheld	$3,711,943

See Notes to Financial Statements.	19

DBX ETF Trust

Statements of Changes in Net Assets

	Xtrackers MSCI EAFE Hedged Equity ETF
	For the Six Months Ended November 30, 2021 (Unaudited)	Year Ended May 31, 2021
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$41,906,103	$88,399,193
Net realized gain (loss)	129,768,680	(203,628,166)
Net change in net unrealized appreciation (depreciation)	(72,166,237)	1,081,608,765

Net increase (decrease) in net assets resulting from operations	99,508,546	966,379,792

Distributions to Shareholders	(69,619,002)	(95,300,827)

Fund Shares Transactions
Proceeds from shares sold	153,521,140	14,993,565
Value of shares redeemed	(30,999,684)	(761,591,407)

Net increase (decrease) in net assets resulting from fund share transactions	122,521,456	(746,597,842)

Total net increase (decrease) in Net Assets	152,411,000	124,481,123

Net Assets
Beginning of period	3,954,999,570	3,830,518,447

End of period	$4,107,410,570	$3,954,999,570

Changes in Shares Outstanding
Shares outstanding, beginning of period	105,350,800	128,750,800
Shares sold	4,000,000	400,000
Shares redeemed	(800,000)	(23,800,000)

Shares outstanding, end of period	108,550,800	105,350,800

See Notes to Financial Statements.	20

DBX ETF Trust

Financial Highlights

Xtrackers MSCI EAFE Hedged Equity ETF Selected Per Share Data	For the Six Months Ended 11/30/2021 (Unaudited)		Years Ended May 31,
			2021	2020		2019		2018	2017
Net Asset Value, beginning of period	$37.54		$29.75	$30.87		$31.86		$30.68	$26.48

Income (loss) from investment operations:
Net investment income (loss)(a)	0.39		0.78	0.66		0.91		0.80	0.74
Net realized and unrealized gain (loss)	0.57		7.82	(0.76)		(1.00)		1.33	4.18

Total from investment operations	0.96		8.60	(0.10)		(0.09)		2.13	4.92

Less distributions from:
Net investment income	(0.66)		(0.81)	(1.02)		(0.90)		(0.95)	(0.72)

Total distributions	(0.66)		(0.81)	(1.02)		(0.90)		(0.95)	(0.72)

Net Asset Value, end of period	$37.84		$37.54	$29.75		$30.87		$31.86	$30.68

Total Return (%)	2.55	**(b)	29.41 (b)	(0.56	)(b)	(0.14	)(b)	7.05	19.17

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	4,107		3,955	3,831		4,715		6,140	8,638
Ratio of expenses before fee waiver (%)	0.35	*	0.35	0.36		0.36		0.35	0.35
Ratio of expenses after fee waiver (%)	0.35	*	0.35	0.36		0.36		0.35	0.35
Ratio of net investment income (loss) (%)	1.85	*	2.35	2.10		2.93		2.57	2.72
Portfolio turnover rate (%)(c)	1	**	8	9		5		10	14

(a)	Based on average shares outstanding during the period.
(b)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(c)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	21

DBX ETF Trust

Notes to Financial Statements (Unaudited)

1. Organization

DBX ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end registered management investment company organized as a Delaware statutory trust.

As of November 30, 2021, the Trust consists of thirty-five investment series of exchange-traded funds (“ETFs”) in operation and trading. These financial statements report on Xtrackers MSCI EAFE Hedged Equity ETF (the “Fund”), a diversified series of the Trust. The Fund may change its diversification status over time and then change it back again, without shareholder approval, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index the Fund tracks.

DBX Advisors LLC (“DBX” or the “Advisor”), an indirect, wholly-owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), serves as investment advisor to the Fund and has overall responsibility for the general management and administration of the Fund, subject to the supervision of the Fund’s Board of Trustees (“Board”).

The Fund offers shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large specified lots consisting of 200,000 shares, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Fund’s distributor. Shares are not individually redeemable securities of the Fund, and owners of shares may acquire those shares from the Fund or tender such shares for redemption to the Fund, in Creation Units only.

The investment objective of the Fund is to track the performance, before fees and expenses, of the MSCI EAFE US Dollar Hedged Index (the “Underlying Index”).

MSCI is the creator of the MSCI EAFE US Dollar Hedged Index. The MSCI EAFE US Dollar Hedged Index is designed to track developed market performance while mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index.

The Underlying Index is rebalanced monthly on the last trading day of the month, when the index will take into account the effect of rolling into new 1-month forward contracts based on the newly determined weights of currency to be sold for the next month’s index calculation. The currency weights are determined as of the close of two business days before the first calendar day of following month and remain constant intra month. This means that no changes in the weights are made during the month to account for changes in the indexes due to price movement of securities, corporate events, additions, deletions or any other changes. The daily calculation of the Underlying Index marks to market the one-month forward contracts on a daily basis by using an equal and offsetting forward position.

The Fund is entitled to use its Underlying Index pursuant to a licensing agreement between the Index Provider and DBX. There is no charge to the Fund in connection with the licensing agreement.

Pursuant to the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of the Accounting Standards Codification of U.S. GAAP. The following is a summary of significant accounting policies followed by the Fund.

Security Valuation    The NAV of the Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

22

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.

Investments in open-ended investment companies are valued at their NAV each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Fair value pricing could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Fund’s Underlying Index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s Underlying Index.

Disclosure about the classification of the fair value measurements is included in a table following the Fund’s Schedule of Investments.

Cash    Cash consists of cash held at banks and is on deposit with major financial institutions.

Investment Transactions and Investment Income    Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Dividend income is net of any foreign taxes withheld at source. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the fund is informed of such dividends. Interest income is recorded on the accrual basis.

Tax Information and Dividends and Distributions to Shareholders    It is the Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). The Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of the Fund to pay out dividends from its net investment income, if any, to investors semi-annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Fund may occasionally be required to make supplemental distributions at some other time during the year. The Fund reserves the right to declare special distributions if, in

23

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

their reasonable discretion, such action is necessary or advisable to preserve the status of the Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on foreign, federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements.

The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statement of Operations. For the period ended November 30, 2021, the Fund did not incur any interest or penalties.

At May 31, 2021, for Federal income tax purposes, the Fund had capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these capital loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

Short-Term	Long-Term	Total Amount
$79,777,782	$366,662,067	$446,439,849

As of May 31, 2021, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation or depreciation and the aggregated gross unrealized appreciation (depreciation) on investments were as follows:

Aggregate Tax Cost	Net Unrealized Appreciation (Depreciation)	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)
$3,375,577,270	$628,372,265	$1,020,633,853	$(392,261,588)

The tax character of current year distributions will be determined at the end of the current fiscal year.

Foreign Taxes    The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in their Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories. Receivables and payables related to foreign taxes as of November 30, 2021, if any, are disclosed in the Fund’s Statement of Assets and Liabilities.

Foreign Currency Translations    The books and records of the Fund is maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

24

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

Securities Lending    The Fund may lend securities to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of cash and/or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the period ended November 30, 2021, the Fund invested the cash collateral into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.03% annualized effective rate as of November 30, 2021) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of November 30, 2021, the Fund had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.

Remaining Contractual Maturity of the Agreements, as of May 31, 2021

Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 days	>90 days	Total
Common Stocks	$14,611,184	$—	$180,998	$40,960,778	$55,752,960

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$55,752,960

Derivatives

Forward Foreign Currency Contracts    The Fund may enter into forward foreign currency contracts (“forward currency contracts”) designed to offset the Fund’s exposure to non-U.S. currencies. In addition, the Fund may enter into forward currency contracts to facilitate local securities settlements or to protect against currency exposure in connection with distributions to shareholders.

A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. For the period ended November 30, 2021, the Fund invested in forward currency contracts to hedge against changes in the value of the U.S. dollar against specified non-U.S. currencies.

The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on forward currency contracts. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars reflects the total exposure the Fund has in that particular currency contract.

A summary of the open forward currency contracts as of November 30, 2021 is included in a table following the Fund’s Schedule of Investments. The investment in forward currency contracts short vs. U.S. dollars had a contract value generally indicative of a range of the total exposure the Fund had to the value of non U.S currencies during the period ended November 30, 2021.

Futures Contracts    The Fund may enter into futures contracts. These futures contracts will be used to simulate investment in the respective Underlying Index, to facilitate trading or to reduce transaction costs. The Fund will enter into futures contracts that are traded on a U.S. or non-U.S. exchange. The Fund will not use futures for speculative purposes. Futures contracts provide for the future sale by one party and purchase by another party of

25

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

a specified amount of a specific instrument or index at a specified future time and at a specified price. For the period ended November 30, 2021, the Fund utilized futures in order to simulate investment in the Fund’s Underlying Index. To the extent required by law, liquid assets committed to futures contracts will be maintained.

At the time the Fund enters into a futures contract, the Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures contracts is generally less than privately negotiated futures contracts, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, provides a guarantee of performance. The guarantee is supported by a daily payment system (i.e., margin requirements).

Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

A summary of the open futures contracts as of November 30, 2021 is included in a table following the Fund’s Schedule of Investments.

The following table summarizes the value of the Fund’s derivative instruments held as of November 30, 2021 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

	Asset Derivatives		Liability Derivatives

Equity contracts	Unrealized appreciation on futures contracts*	$226,962	Unrealized depreciation on futures contracts*	$3,738,340

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	101,690,237	Unrealized depreciation on forward foreign currency contracts	33,982,685

	Total	$101,917,199	Total	$37,721,025

*

Includes cumulative appreciation or cumulative depreciation of futures contracts as disclosed in the Schedule of Investments. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

Additionally, the amount of realized and unrealized gains and losses on derivative instruments recognized in the Fund’s earnings during the period ended November 30, 2021 and the related location in the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:

Net Realized Gain (Loss) from:

Futures Contracts — Equity Contracts	Forward Foreign Currency Contracts — Foreign Exchange Contracts	Total
$8,498,563	$123,098,159	$131,596,722
Net Change in Unrealized Appreciation (Depreciation) on:

Futures Contracts — Equity Contracts	Forward Foreign Currency Contracts — Foreign Exchange Contracts	Total
$(5,094,485)	$109,936,346	$104,841,861

26

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

For the period ended November 30, 2021 the average monthly volume of derivatives was as follows:

Futures Contracts (Contract Value)	Forward Foreign Currency Contracts (Contract Value)
$98,009,283	$(3,974,038,819)

As of November 30, 2021, the Fund has transactions subject to enforceable master netting agreements which govern the terms of certain transactions, and reduce the counterparty risk associated with such transactions. Master netting agreements allow a Fund to close out and net total exposure to a counterparty in the event of a deterioration in the credit quality or contractual default with respect to all of the transactions with a counterparty. As defined by the master netting agreement, the Fund may have collateral agreements with certain counterparties to mitigate risk. Interest expense from collateral received, if any, is included in Other expenses on the Statement of Operations. For financial reporting purposes the Statement of Assets and Liabilities generally shows derivatives assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by counterparty, including any collateral exposure, is included in the following tables:

	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Received(a)	Net Amount of Derivatives Assets	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Pledged(a)	Net Amount of Derivatives Liabilities
Citigroup Global Markets	$25,802,433	$(2,592,050)	$23,210,383	$—	$2,592,050	$(2,592,050)	$—	$—
Goldman Sachs & Co.	8,549,216	(8,530,590)	—	18,626	8,530,590	(8,530,590)	—	—
JP Morgan & Chase Co.	33,049,490	(10,717,177)	22,332,313	—	10,717,177	(10,717,177)	—	—
RBC Capital Markets	34,289,098	(12,142,868)	22,146,230	—	12,142,868	(12,142,868)	—	—

	$101,690,237	$(33,982,685)	$67,688,926	$18,626	$33,982,685	$(33,982,685)	$—	$—

(a)	The actual collateral received or pledged may be more than amount shown.

Affiliated Cash Management Vehicles    The Fund may invest uninvested cash balances in DWS Government Money Market Series and DWS ESG Liquidity Fund, affiliated money market funds which are managed by DWS Investment Management Americas, Inc. (“DIMA”), also an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Government Money Market Series seeks to maintain a stable NAV and DWS ESG Liquidity Fund maintains a floating NAV. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. The Advisor will waive an amount of the unitary advisory fee payable to the Advisor by the Funds equal to such acquired fund’s fees and expenses on the Funds’ assets invested in the affiliated money market funds.

3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Fund, subject to the supervision of the Fund’s Board of Trustees. Under an investment advisory agreement between the Trust, on behalf of the Fund, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Fund to operate.

27

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

For its investment advisory services to the Fund, the Advisor is entitled to receive a unitary advisory fee from the Fund based on the Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to 0.35%.

The Advisor for the Fund has contractually agreed to waive a portion of its unitary advisory fee in an amount equal to the acquired fund’s fees and expenses attributable to the Fund’s investments in affiliated cash management vehicles. For the period from June 1, 2020 through November 30, 2021, the Advisor waived $11,342 of expenses to the Fund.

Out of the unitary advisory fee, the Advisor pays substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, and expenses of the Independent Trustees. The Fund is responsible for the payment of interest expense, acquired fund fees and expenses, taxes, brokerage expenses, distribution fees or expenses, if any, litigation expenses and extraordinary expenses.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent, Lending Agent and Transfer Agent for the Fund.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Fund.

The Board of Trustees is currently comprised of three Independent Trustees. The Advisor paid retainer fees and attendance fees to each Independent Trustee; retainer fees to the Chairman of the Board of Trustees and Chairman of the Audit Committee; and attendance fees to each member of the Audit Committee (which is comprised of all of the Fund’s Independent Trustees).

4. Investment Portfolio Transactions

For the period ended November 30, 2021, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

Purchases	Sales
$226,711,740	$35,060,740

For the period ended November 30, 2021, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

Purchases	Sales
$144,115,444	$29,459,699

5. Fund Share Transactions

As of November 30, 2021, there were unlimited Fund shares, no par value, authorized by the Trust. Fund shares are issued and redeemed by the Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the Statement of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the Fund’s Underlying Index and an amount of cash, which under certain circumstances may include cash in lieu of portfolio securities. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

6. Other — COVID-19 Pandemic

A novel coronavirus known as COVID-19, declared a pandemic by the World Health Organization, has caused significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain interruptions. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to low vaccination rates and/or the lack of effectiveness of current vaccines against new variants. The pandemic has affected and may continue to

28

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The Fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and the pandemic may result in the Fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others. Management will continue to monitor the impact COVID-19 has on the Fund and reflect the consequences as appropriate in the Fund’s accounting and financial reporting.

29

DBX ETF Trust

Additional Information (Unaudited)

Proxy Voting Policies and Procedures

The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — www.Xtrackers.com (click on “Resources” and “Proxy Voting” at the top of the page) — or on the SEC’s Web site — www.sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (855) 329-3837.

Portfolio Holdings Information

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-PORT. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and are available by calling the Trust at 855-329-3837.

Information about the Fund’s portfolio holdings is available daily at www.Xtrackers.com.

Discount & Premium Information

Information regarding how often shares of the Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.Xtrackers.com.

30

DBX ETF Trust

Privacy Policy Notice (Unaudited)

DBX Advisors LLC (“Advisors”) collects non-public information about you from the following sources: (i) information received from you on applications or other forms; and (ii) information about your transactions with the Advisors, Advisors’ affiliates and third-party service providers and vendors. Advisors does not disclose any non-public personal information about you to anyone, other than as set forth below, as permitted by applicable law and regulation. Advisors may disclose non-public personal information about you to the funds in which you invest, to Advisors’ affiliates, and to non-affiliated companies that work with Advisors to service your account(s), or to provide services or process transactions that you have requested. Advisors may disclose non-public personal information in situations that may include, but are not limited to, in response to legal and/or regulatory inquiries and the proposed or actual sale, assignment merger or other transfer of all or a portion of Advisors’ business to another business entity. Advisors may also disclose non-public personal information about you to parties representing you, such as your investment representative, your accountant, your tax advisor, or to other third parties at your direction/consent. Advisors will not sell, rent, license or trade your personal and financial information to or with third parties for their own direct marketing use unless you give us general or specific consent to do so. If you decide to close your account(s) or become an inactive customer, Advisors will adhere to the privacy policies and practices as described in this notice. Advisors restricts access to your personal and account information to those employees who need to know that information to provide products and services to you. Advisors maintains reasonable and customary physical, electronic and procedural safeguards to guard your non-public personal information.

California residents may go to https://fundsus.dws.com/us/en-us/legal-resources/privacy-policy.html to obtain additional information relating to their rights under California state law.

Advisors reserves the right, at their discretion, to change, modify, add, or remove portions of this Privacy Policy Notice, and any of the policies described herein, at any time. Advisors will indicate any such changes to the Privacy Policy Notice at the privacy link which can be found at www.Xtrackers.com. At all times, you are bound by the then-current version of the Privacy Policy and all applicable laws. Advisors highly recommends that you review this Privacy Policy Notice from time to time to ensure that you are familiar with the most recent version. The examples contained in this Privacy Policy Notice are illustrations; they are not intended to be exclusive.

Rev. 12/2021

31

DBX ETF Trust

This report is intended for the shareholders of DBX ETF Trust.

This report must be preceded or accompanied by a prospectus.

Investing involves risk, including the possible loss of principal. Stocks may decline in value. Foreign investing involves greater and different risks than investing in U.S. companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. The Fund’s use of forward currency contracts may not be successful in hedging currency exchange rates changes and could eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar. Funds investing in a single industry, country or in a limited geographic region generally are more volatile than more diversified funds. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Performance of the Fund may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in the Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Fund. Please read the prospectus for more information.

War, terrorism, economic uncertainty, trade disputes, public health crises (including the ongoing pandemic spread of the novel coronavirus) and related geopolitical events could lead to increased market volatility, disruption to U.S. and world economies and markets and may have significant adverse effects on the Fund and its investments.

Shares of the Funds are bought and sold at market price (not NAV) throughout the day on the NYSE Arca, Inc. Transactions in Fund shares may result in brokerage commissions and may generate tax consequences. There can be no assurance that an active trading market for shares of a Fund will develop or be maintained.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. (“ALPS”). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

The Funds or securities referred to herein are not sponsored, endorsed, issued, sold or promoted by MSCI, and MSCI bears no liability with respect to any such Funds or securities or any index on which such Funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with DBX Advisors LLC and any related funds.

Copyright © 2022 DWS Group. All rights reserved. XtrackersTM is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Not FDIC Insured  |  No Bank Guarantee  |  May Lose Value

DBX ETF Trust

Investment advisor DBX Advisors LLC 875 Third Avenue New York, NY 10022	Administrator, custodian, fund accounting agent, lending agent & transfer agent The Bank of New York Mellon 240 Greenwich Street New York, NY 10286	Distributor ALPS Distributors, Inc. 1290 Broadway Suite 1000 Denver, CO 80203

Independent registered public accounting firm Ernst & Young LLP One Manhattan West New York, NY, 10001	Legal counsel Vedder Price P.C. 1633 Broadway New York, NY 10019

R-049078-6 (1/22) DBX005041 (1/23)

November 30, 2021

Semi-Annual Report

DBX ETF Trust

Xtrackers MSCI All World ex US Hedged Equity ETF (DBAW)

Xtrackers MSCI Emerging Markets Hedged Equity ETF (DBEM)

Xtrackers MSCI Europe Hedged Equity ETF (DBEU)

Xtrackers MSCI Eurozone Hedged Equity ETF (DBEZ)

Xtrackers MSCI Germany Hedged Equity ETF (DBGR)

Xtrackers MSCI Japan Hedged Equity ETF (DBJP)

DBX ETF Trust

To our Shareholders: (Unaudited)

Dear shareholder,

We are pleased to provide this semi-annual report on our six currency hedged equity ETFs for the period ended November 30, 2021.

The world economy has been recovering from its pandemic woes, supported largely by vaccine rollouts and accommodative fiscal and monetary policies by governments and central banks. However, leading central banks worldwide have signaled a tightening of monetary policies due to concerns of rising inflation. While most advanced economies were able to administer vaccines on a large scale thanks to robust vaccination drives, the outcome was more mixed in emerging markets. Global equity markets witnessed an incredible rally, as corporate profits soared around the world, breaking previous records. Emerging market equity indices lagged developed markets’ over the reporting period largely due to unexpected regulatory actions enforced in China.

The U.S. GDP1 experienced accelerated growth despite softening in Q3 2021, caused by a slowdown in spending growth along with lower fixed investments and exports. The labor market continued its gradual recovery as surge in demand for labor and record levels of job openings took the unemployment rate to its lowest since March 2020. The U.S. President Joe Biden signed the USD1.2tn bipartisan infrastructure bill into law, aimed at directing new funds primarily into the transportation, broadband, and utility sectors. The Federal Reserve Board took a hawkish stance and indicated at plans to wind down its bond purchase program and eventually raise interest rates to curb surging inflation.

The Eurozone GDP growth surprised on the upside in Q2 and Q3 2021 as the economy gradually opened up. France and Italy saw stronger-than-expected expansions, more than offsetting subdued growth in Spain. Germany’s economic growth cooled marginally as supply bottlenecks affected the industrial sector. Consumer confidence in the Eurozone remained choppy amid concerns over rising COVID-19 cases and the prospect of new pandemic-induced restrictions across the region. The prices of an array of commodities — particularly natural gas — and input components surged in Europe as countries restarted their economies. Delayed maintenance and reduced investment in the energy sector also contributed to the rise in prices. The UK economy fell behind its G-7 peers as supply chain disruptions weighed on its Q3 2021 GDP growth rate. The Bank of England said it would keep a close eye on the labor market, while keeping interest rates on hold.

China was among the first major economies to rebound rapidly from the pandemic; however, regulatory scrutiny across a range of industries impeded the nation’s growth. The real estate market saw extensive contraction as a result of Beijing’s efforts to reduce leverage in the property sector. Japan’s Tokyo Olympics was well received but failed to push up consumer spending, as audiences were prohibited from most events. However, overall sentiment in the country was buoyed by the appointment of Fumio Kishida as the new prime minister, after former Prime Minister Yoshihide Suga lost favor over his handling of the pandemic and decision to move ahead with conducting the Olympics. Taiwan benefited from consistently high demand for electronic components, while soaring energy prices in Europe put gas-rich Russia in a unique position, allowing the country to export natural gas to the continent on favorable terms.

We believe the global economy is positioned for an uneven recovery, with countries emerging from the crisis facing different challenges. The pandemic continues to exact a heavy toll, particularly across emerging markets, as new variants of the virus erupt to cause uncertainty in the economy. High energy prices, rising inflation, and persistent supply constraints continue to threaten overall recovery. We believe monetary policy will play a vital role as central banks around the world need to strike a balance with revitalizing the economy, taking an accommodative stance while also remaining watchful of a runaway inflation situation.

1

Our team appreciates your trust and looks forward to continue serving your investment needs through innovative index-driven strategies.

Sincerely,

/s/ Freddi Klassen

Freddi Klassen

President and Chief Executive Officer

1 The gross domestic product (GDP) is the monetary value of all the finished goods and services produced within a country’s borders in a specific time period.

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

2

This Page is Intentionally Left Blank

3

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers MSCI All World ex US Hedged Equity ETF (DBAW)

The Xtrackers MSCI All World ex US Hedged Equity ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI ACWI ex USA US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to track the performance of equity securities in developed and emerging stock markets (excluding the United States), while mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of November 30, 2021 (11.3% of Net Assets)

Description	% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	2.0%
Nestle SA (Switzerland)	1.3%
Tencent Holdings Ltd. (China)	1.3%
ASML Holding NV (Netherlands)	1.3%
Samsung Electronics Co. Ltd. (South Korea)	1.2%
Roche Holding AG (Switzerland)	1.1%
Alibaba Group Holding Ltd. (China)	0.9%
LVMH Moet Hennessy Louis Vuitton SE (France)	0.8%
Toyota Motor Corp. (Japan)	0.7%
Novo Nordisk A/S (Denmark)	0.7%

Country Diversification* as of November 30, 2021

Japan	14.7%
China	9.4%
United Kingdom	7.9%
Canada	7.4%
France	7.0%
Switzerland	6.8%
Germany	5.4%
Taiwan	4.5%
Australia	4.5%
Netherlands	4.0%
South Korea	3.6%
India	3.6%
Hong Kong	2.4%
Sweden	2.3%
Other	16.5%

Total	100.0%

Sector Diversification* as of November 30, 2021

Financials	19.1%
Information Technology	13.6%
Consumer Discretionary	12.6%
Industrials	12.3%
Health Care	9.4%
Consumer Staples	8.4%
Materials	7.9%
Communication Services	6.5%
Energy	4.8%
Utilities	3.0%
Real Estate	2.4%

Total	100.0%

* As a percent of total investments excluding securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 11.

4

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers MSCI Emerging Markets Hedged Equity ETF (DBEM)

The Xtrackers MSCI Emerging Markets Hedged Equity ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI EM US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to track emerging market performance while mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index. It is not possible to invest directly into and index.

Ten Largest Equity Holdings as of November 30, 2021 (24.6% of Net Assets)

Description	% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	6.7%
Tencent Holdings Ltd. (China)	4.3%
Samsung Electronics Co. Ltd. (South Korea)	4.2%
Alibaba Group Holding Ltd. (China)	3.1%
Meituan (China)	1.6%
Reliance Industries Ltd. (India)	1.2%
Infosys Ltd. (India)	1.0%
JD.com, Inc. (China)	0.9%
China Construction Bank Corp. (China)	0.8%
Housing Development Finance Corp. Ltd. (India)	0.8%

Country Diversification* as of November 30, 2021

China	32.0%
Taiwan	15.2%
South Korea	12.3%
India	12.2%
Brazil	4.0%
Russia	3.6%
Saudi Arabia	3.2%
South Africa	3.0%
Hong Kong	2.1%
Other	12.4%

Total	100.0%

Sector Diversification* as of November 30, 2021

Information Technology	21.7%
Financials	19.2%
Consumer Discretionary	14.5%
Communication Services	11.0%
Materials	8.4%
Consumer Staples	5.8%
Energy	5.5%
Industrials	5.0%
Health Care	4.6%
Utilities	2.3%
Real Estate	2.0%

Total	100.0%

* As a percent of total investments excluding securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 39.

5

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers MSCI Europe Hedged Equity ETF (DBEU)

The X-trackers MSCI Europe Hedged Equity ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Europe US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to track the performance of the developed markets in Europe, while mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of November 30, 2021 (19.4% of Net Assets)

Description	% of Net Assets
Nestle SA (Switzerland)	3.3%
ASML Holding NV (Netherlands)	3.0%
Roche Holding AG (Switzerland)	2.6%
LVMH Moet Hennessy Louis Vuitton SE (France)	1.9%
Novo Nordisk A/S (Denmark)	1.6%
Novartis AG (Switzerland)	1.6%
AstraZeneca PLC (United Kingdom)	1.5%
Royal Dutch Shell PLC (Netherlands)	1.5%
SAP SE (Germany)	1.2%
Unilever PLC (United Kingdom)	1.2%

Country Diversification* as of November 30, 2021

United Kingdom	19.2%
France	17.1%
Switzerland	16.6%
Germany	13.4%
Netherlands	9.9%
Sweden	5.7%
Denmark	4.2%
Spain	3.5%
Italy	3.1%
Other	7.3%

Total	100.0%

Sector Diversification* as of November 30, 2021

Financials	15.7%
Industrials	15.0%
Health Care	14.7%
Consumer Staples	12.7%
Consumer Discretionary	11.7%
Information Technology	8.7%
Materials	7.8%
Energy	4.6%
Utilities	4.3%
Communication Services	3.6%
Real Estate	1.2%

Total	100.0%

* As a percent of total investments excluding exchange-traded funds, securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 59.

6

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers MSCI Eurozone Hedged Equity ETF (DBEZ)

The Xtrackers MSCI Eurozone Hedged Equity ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI EMU IMI US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to track the performance of equity securities based in the countries in the European Monetary Union (the “EMU”), while seeking to mitigate exposure to fluctuations between the value of the U.S. dollar and the euro. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of November 30, 2021 (23.0% of Net Assets)

Description	% of Net Assets
ASML Holding NV (Netherlands)	5.3%
LVMH Moet Hennessy Louis Vuitton SE (France)	3.5%
SAP SE (Germany)	2.2%
Siemens AG (Germany)	2.0%
TotalEnergies SE (France)	1.9%
L’Oreal SA (France)	1.9%
Sanofi (France)	1.8%
Schneider Electric SE (France)	1.6%
Allianz SE (Germany)	1.5%
Daimler AG (Germany)	1.3%

Country Diversification* as of November 30, 2021

France	31.7%
Germany	26.1%
Netherlands	15.7%
Spain	7.1%
Italy	6.9%
Finland	3.6%
Belgium	3.0%
Ireland	2.2%
Other	3.7%

Total	100.0%

Sector Diversification* as of November 30, 2021

Consumer Discretionary	17.1%
Industrials	15.9%
Information Technology	14.5%
Financials	14.3%
Consumer Staples	7.4%
Health Care	7.4%
Materials	7.1%
Utilities	6.1%
Communication Services	4.4%
Energy	3.6%
Real Estate	2.2%

Total	100.0%

* As a percent of total investments excluding exchange-traded funds, securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 67.

7

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers MSCI Germany Hedged Equity ETF (DBGR)

The Xtrackers MSCI Germany Hedged Equity ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Germany US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to track the performance of the German equity market while mitigating exposure to fluctuations between the value of the U.S. dollar and the euro. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of November 30, 2021 (51.9% of Net Assets)

Description	% of Net Assets
SAP SE	9.0%
Siemens AG	8.3%
Allianz SE	6.1%
Daimler AG	5.4%
BASF SE	4.1%
Infineon Technologies AG	4.0%
Deutsche Telekom AG	4.0%
Deutsche Post AG	4.0%
adidas AG	3.7%
Bayer AG	3.3%

Sector Diversification* as of November 30, 2021

Consumer Discretionary	20.2%
Industrials	16.9%
Information Technology	14.2%
Financials	13.7%
Health Care	11.7%
Materials	7.8%
Communication Services	4.9%
Utilities	3.9%
Consumer Staples	3.4%
Real Estate	3.3%

Total	100.0%

* As a percent of total investments excluding exchange-traded funds, securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 76.

8

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers MSCI Japan Hedged Equity ETF (DBJP)

The Xtrackers MSCI Japan Hedged Equity ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Japan US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to track the performance of the Japanese equity market while mitigating exposure to fluctuations between the value of the U.S. dollar and Japanese yen. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of November 30, 2021 (23.7% of Net Assets)

Description	% of Net Assets
Toyota Motor Corp.	4.8%
Sony Group Corp.	3.9%
Keyence Corp.	3.1%
Recruit Holdings Co. Ltd.	2.1%
Tokyo Electron Ltd.	2.0%
Mitsubishi UFJ Financial Group, Inc.	1.7%
SoftBank Group Corp.	1.6%
Shin-Etsu Chemical Co. Ltd.	1.5%
Hoya Corp.	1.5%
Hitachi Ltd.	1.5%

Sector Diversification* as of November 30, 2021

Industrials	22.2%
Consumer Discretionary	19.4%
Information Technology	15.6%
Health Care	9.8%
Financials	8.9%
Communication Services	8.0%
Consumer Staples	6.6%
Materials	4.7%
Real Estate	3.3%
Utilities	0.8%
Energy	0.7%

Total	100.0%

* As a percent of total investments excluding exchange-traded funds, securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 79.

9

DBX ETF Trust

Fees and Expenses (Unaudited)

As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares, and (2) ongoing costs, including unitary advisory fees and other Fund expenses. In the most recent six-month period the Funds limted these expenses; had they not done so, expenses would have been higher. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples in the tables are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (June 1, 2021 to November 30, 2021).

Actual expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses (which is not the Funds’ actual return). The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5%hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value June 1, 2021	Ending Account Value November 30, 2021	Annualized Expense Ratio	Expenses Paid During the Period Per $1,000(1)
Xtrackers MSCI All World ex US Hedged Equity ETF
Actual	$1,000.00	$992.20	0.40%	$2.00
Hypothetical (5% return before expenses)	$1,000.00	$1,023.06	0.40%	$2.03
Xtrackers MSCI Emerging Markets Hedged Equity ETF
Actual	$1,000.00	$911.40	0.65%	$3.11
Hypothetical (5% return before expenses)	$1,000.00	$1,021.81	0.65%	$3.29
Xtrackers MSCI Europe Hedged Equity ETF
Actual	$1,000.00	$1,037.50	0.45%	$2.30
Hypothetical (5% return before expenses)	$1,000.00	$1,022.81	0.45%	$2.28
Xtrackers MSCI Eurozone Hedged Equity ETF
Actual	$1,000.00	$1,022.30	0.45%	$2.28
Hypothetical (5% return before expenses)	$1,000.00	$1,022.81	0.45%	$2.28
Xtrackers MSCI Germany Hedged Equity ETF
Actual	$1,000.00	$978.50	0.45%	$2.23
Hypothetical (5% return before expenses)	$1,000.00	$1,022.81	0.45%	$2.28
Xtrackers MSCI Japan Hedged Equity ETF
Actual	$1,000.00	$1,017.50	0.45%	$2.28
Hypothetical (5% return before expenses)	$1,000.00	$1,022.81	0.45%	$2.28

(1) Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183 (the number of days in the most recent six-month period), then divided by 365.

10

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF

November 30, 2021 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 96.2%
Australia — 4.3%
Afterpay Ltd.*	1,125	$87,293
Ampol Ltd.	1,608	32,863
APA Group (a)	6,274	42,622
Aristocrat Leisure Ltd.	3,112	97,853
ASX Ltd.	943	60,789
Aurizon Holdings Ltd.	10,799	25,943
AusNet Services Ltd.	10,044	18,186
Australia & New Zealand Banking Group Ltd.	14,569	277,293
BHP Group Ltd.	14,827	416,119
BHP Group PLC	11,020	302,867
BlueScope Steel Ltd.	3,145	44,323
Brambles Ltd.	7,093	50,613
Cochlear Ltd.	330	51,235
Coles Group Ltd.	6,753	86,746
Commonwealth Bank of Australia	9,091	603,855
Computershare Ltd.	2,470	33,613
Crown Resorts Ltd.*	2,212	17,377
CSL Ltd.	2,348	513,497
Dexus REIT	5,360	42,679
Domino’s Pizza Enterprises Ltd.	334	30,885
Endeavour Group Ltd.	6,318	30,851
Evolution Mining Ltd.	11,748	33,750
Fortescue Metals Group Ltd.	8,551	103,686
Goodman Group REIT	8,278	145,695
GPT Group REIT	10,194	38,296
IDP Education Ltd.	1,142	28,476
Insurance Australia Group Ltd.	11,016	34,788
Lendlease Corp. Ltd. (a)	3,221	24,522
Macquarie Group Ltd.	1,895	265,766
Magellan Financial Group Ltd.	675	15,956
Medibank Pvt Ltd.	14,392	35,395
Mirvac Group REIT	20,991	42,795
MMG Ltd.*	18,284	6,636
National Australia Bank Ltd.	16,937	329,608
Newcrest Mining Ltd.	3,701	62,316
Northern Star Resources Ltd.	5,519	37,139
Oil Search Ltd.	9,774	26,546
Orica Ltd.	2,039	20,582
Origin Energy Ltd.	9,947	34,035
Qantas Airways Ltd.*	3,945	14,230
QBE Insurance Group Ltd.	7,693	63,724
Ramsay Health Care Ltd.	993	47,299
REA Group Ltd.	298	34,496
Reece Ltd.	1,624	27,113
Rio Tinto Ltd.	1,826	121,706
Santos Ltd.	9,898	45,016
Scentre Group REIT	25,313	55,757
SEEK Ltd.	1,794	44,504
Sonic Healthcare Ltd.	2,252	68,548
South32 Ltd.	27,278	68,641
Stockland REIT	13,177	41,048
Suncorp Group Ltd.	5,846	45,090
Sydney Airport*(a)	7,195	42,570
Tabcorp Holdings Ltd.	12,392	43,992
Telstra Corp. Ltd.	22,494	65,262

	Number of Shares	Value
Australia (Continued)
Transurban Group (a)	15,039	$146,443
Treasury Wine Estates Ltd.	4,160	35,882
Vicinity Centres REIT	15,262	18,441
Washington H Soul Pattinson & Co. Ltd.	1,090	24,149
Wesfarmers Ltd.	5,894	238,900
Westpac Banking Corp.	18,814	275,205
WiseTech Global Ltd.	896	33,513
Woodside Petroleum Ltd.	5,090	77,757
Woolworths Group Ltd.	6,488	188,791

(Cost $5,521,816)		6,021,566

Austria — 0.1%
Erste Group Bank AG	1,763	77,118
OMV AG	824	43,893
Raiffeisen Bank International AG	827	24,592
Verbund AG	320	33,569
voestalpine AG	506	17,147

(Cost $170,829)		196,319

Belgium — 0.5%
Ageas SA/NV	760	39,329
Anheuser-Busch InBev SA/NV	3,902	217,966
Elia Group SA/NV	257	32,032
Etablissements Franz Colruyt NV	262	12,284
Groupe Bruxelles Lambert SA	577	62,506
KBC Group NV	1,274	106,948
Proximus SADP (b)	845	15,352
Sofina SA	71	32,917
Solvay SA	410	45,996
UCB SA	595	64,874
Umicore SA	1,031	50,290

(Cost $799,137)		680,494

Brazil — 0.8%
Ambev SA	24,810	70,875
Americanas SA*	1,806	9,740
Atacadao SA	1,728	4,712
B3 SA — Brasil Bolsa Balcao	31,865	62,972
Banco Bradesco SA	6,398	19,370
Banco BTG Pactual SA	6,203	23,105
Banco do Brasil SA	3,608	20,434
Banco Inter SA	1,197	7,714
Banco Santander Brasil SA	2,049	12,013
BB Seguridade Participacoes SA	5,043	18,730
BRF SA*	2,728	9,584
CCR SA	5,921	12,965
Centrais Eletricas Brasileiras SA	1,047	6,077
Cia de Saneamento Basico do Estado de Sao Paulo	1,764	10,568
Cia Siderurgica Nacional SA	2,953	11,430
Cosan SA	5,775	21,829
Energisa SA	1,284	10,390
Engie Brasil Energia SA	1,304	8,937
Equatorial Energia SA	4,715	18,929
Hapvida Participacoes e Investimentos SA, 144A	5,245	10,179
Hypera SA	1,860	8,973

See Notes to Financial Statements.	11

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2021 (Unaudited)

	Number of Shares	Value
Brazil (Continued)
JBS SA	5,044	$31,986
Klabin SA	2,672	11,345
Localiza Rent a Car SA	2,709	24,628
Lojas Renner SA	6,128	31,011
Magazine Luiza SA	14,268	19,796
Natura & Co. Holding SA*	6,051	28,727
Notre Dame Intermedica Participacoes SA	2,765	30,228
Petroleo Brasileiro SA	19,845	106,394
Raia Drogasil SA	4,370	17,397
Rede D’Or Sao Luiz SA, 144A	2,304	20,561
Rumo SA*	5,811	18,161
Suzano SA*	3,531	35,273
Telefonica Brasil SA	3,863	34,556
TIM SA	3,349	8,221
TOTVS SA	1,919	10,817
Ultrapar Participacoes SA	3,444	8,840
Vale SA	20,178	251,065
Via S/A*	5,215	5,260
Vibra Energia SA	5,262	20,367
WEG SA	7,976	45,726

(Cost $1,148,889)		1,139,885

Canada — 7.2%
Agnico Eagle Mines Ltd.	1,329	66,250
Air Canada*	941	15,322
Algonquin Power & Utilities Corp.	3,019	40,861
Alimentation Couche-Tard, Inc., Class B	4,288	157,093
AltaGas Ltd.	1,184	22,522
Ballard Power Systems, Inc.*	1,119	17,038
Bank of Montreal	3,444	358,675
Bank of Nova Scotia	6,119	382,147
Barrick Gold Corp.	6,266	119,095
Barrick Gold Corp.	2,794	53,806
BCE, Inc.	420	21,137
BlackBerry Ltd.*	2,629	25,046
Brookfield Asset Management, Inc., Class A	7,275	406,277
CAE, Inc.*	1,666	40,038
Cameco Corp.	1,874	43,701
Canadian Apartment Properties REIT	401	17,849
Canadian Imperial Bank of Commerce	2,283	254,580
Canadian National Railway Co.	3,657	463,362
Canadian Natural Resources Ltd.	6,093	249,167
Canadian Pacific Railway Ltd.	3,360	235,143
Canadian Tire Corp. Ltd., Class A	265	35,025
Canadian Utilities Ltd., Class A	732	19,654
Canopy Growth Corp.*	1,085	11,653
CCL Industries, Inc., Class B	836	41,026
Cenovus Energy, Inc.	6,904	81,932
CGI, Inc.*	1,107	92,480
Constellation Software, Inc.	100	170,159
Dollarama, Inc.	1,520	65,657
Emera, Inc.	1,304	59,910
Empire Co. Ltd., Class A	944	27,069
Enbridge, Inc.	10,226	383,680
Fairfax Financial Holdings Ltd.	146	64,797
First Quantum Minerals Ltd.	3,116	66,420

	Number of Shares	Value
Canada (Continued)
FirstService Corp.	230	$44,209
Fortis, Inc.	2,507	108,448
Franco-Nevada Corp.	951	130,413
George Weston Ltd.	413	43,587
GFL Environmental, Inc.	996	38,384
Gildan Activewear, Inc.	1,248	50,557
Great-West Lifeco, Inc.	1,272	36,922
Hydro One Ltd., 144A	1,364	33,346
iA Financial Corp., Inc.	589	31,298
IGM Financial, Inc.	605	21,866
Imperial Oil Ltd. (b)	1,530	50,579
Intact Financial Corp.	904	112,178
Ivanhoe Mines Ltd., Class A*	3,358	26,655
Keyera Corp. (b)	1,196	26,271
Kinross Gold Corp.	5,655	33,555
Kirkland Lake Gold Ltd.	1,358	53,695
Lightspeed Commerce, Inc.*	554	28,024
Loblaw Cos. Ltd.	892	67,243
Lundin Mining Corp.	3,657	28,713
Magna International, Inc.	1,412	105,835
Manulife Financial Corp. (b)	10,205	182,459
Metro, Inc.	1,292	61,654
National Bank of Canada	1,754	136,302
Northland Power, Inc.	991	29,665
Nutrien Ltd.	2,997	198,666
Nuvei Corp., 144A*	299	29,442
Onex Corp.	427	31,026
Open Text Corp.	1,367	64,805
Pan American Silver Corp.	1,140	29,119
Parkland Corp.	801	20,679
Pembina Pipeline Corp.	2,913	86,196
Power Corp. of Canada	2,734	88,198
Quebecor, Inc., Class B	928	20,653
Restaurant Brands International, Inc.	1,434	80,229
RioCan Real Estate Investment Trust REIT	1,411	23,472
Ritchie Bros Auctioneers, Inc.	597	40,523
Rogers Communications, Inc., Class B (b)	1,938	86,717
Royal Bank of Canada	7,243	716,107
Saputo, Inc.	1,186	26,256
Shaw Communications, Inc., Class B	2,382	68,992
Shopify, Inc., Class A*	582	884,324
Sun Life Financial, Inc. (b)	2,926	155,365
Suncor Energy, Inc. (b)	7,767	189,212
TC Energy Corp.	5,044	236,594
Teck Resources Ltd., Class B	2,814	74,632
TELUS Corp.	2,387	54,562
TFI International, Inc.	465	46,171
Thomson Reuters Corp.	883	105,653
TMX Group Ltd.	309	29,987
Toromont Industries Ltd.	397	33,346
Toronto-Dominion Bank	9,290	655,598
Tourmaline Oil Corp.	1,685	56,072
West Fraser Timber Co. Ltd.	413	33,959
Wheaton Precious Metals Corp.	2,290	95,763
WSP Global, Inc.	546	75,947

(Cost $7,541,763)		9,928,694

See Notes to Financial Statements.	12

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2021 (Unaudited)

	Number of Shares	Value
Chile — 0.1%
Antofagasta PLC	2,299	$42,194
Banco de Chile	190,744	18,443
Banco de Credito e Inversiones SA	205	6,938
Banco Santander Chile	312,455	13,973
Cencosud SA	8,433	13,454
Empresas CMPC SA	4,132	6,692
Empresas COPEC SA	1,142	8,424
Enel Americas SA	168,740	21,745
Enel Chile SA	123,794	5,386
Falabella SA	2,985	9,236

(Cost $180,484)		146,485

China — 9.1%
360 DigiTech, Inc., ADR*	473	11,011
360 Security Technology, Inc., Class A*	3,700	6,951
3SBio, Inc., 144A*	10,076	8,618
51job, Inc., ADR*	134	7,732
AAC Technologies Holdings, Inc.	3,752	16,359
AECC Aviation Power Co. Ltd., Class A	1,000	10,106
Agile Group Holdings Ltd.	7,637	5,034
Agora, Inc., ADR*	378	7,900
Agricultural Bank of China Ltd., Class A	19,900	9,096
Agricultural Bank of China Ltd., Class H	141,363	46,589
Aier Eye Hospital Group Co. Ltd., Class A	1,205	8,078
Air China Ltd., Class H*	10,436	6,571
Airtac International Group	527	16,205
Akeso, Inc., 144A*	2,000	12,721
Alibaba Group Holding Ltd.*	77,918	1,271,988
A-Living Smart City Services Co. Ltd., 144A	1,682	3,965
Aluminum Corp. of China Ltd., Class H*	19,623	9,638
Anhui Conch Cement Co. Ltd., Class A	1,200	6,827
Anhui Conch Cement Co. Ltd., Class H	5,526	25,121
Anhui Gujing Distillery Co. Ltd., Class B	1,210	16,741
ANTA Sports Products Ltd.	5,749	91,565
Asymchem Laboratories Tianjin Co. Ltd., Class A	200	16,120
Autohome, Inc., ADR	352	12,028
AviChina Industry & Technology Co. Ltd., Class H	23,032	15,181
Baidu, Inc., ADR*	1,458	218,467
Bank of Beijing Co. Ltd., Class A	11,100	7,637
Bank of China Ltd., Class A	16,800	8,048
Bank of China Ltd., Class H	393,799	136,855
Bank of Communications Co. Ltd., Class A	13,200	9,475
Bank of Communications Co. Ltd., Class H	49,017	28,538
Bank of Hangzhou Co. Ltd., Class A	4,400	9,510
Bank of Jiangsu Co. Ltd., Class A	13,000	12,027
Bank of Nanjing Co. Ltd., Class A	8,600	12,252
Bank of Ningbo Co. Ltd., Class A (c)	3,100	18,932
Bank of Shanghai Co. Ltd., Class A	5,590	6,278
Baoshan Iron & Steel Co. Ltd., Class A	10,200	10,446
BeiGene Ltd., ADR*	242	84,102
Beijing Capital International Airport Co. Ltd., Class H*	6,836	3,980
Beijing Kingsoft Office Software, Inc., Class A	256	10,891

	Number of Shares	Value
China (Continued)
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	13,800	$9,798
BGI Genomics Co. Ltd., Class A	500	7,461
Bilibili, Inc., ADR*(b)	808	53,336
BOE Technology Group Co. Ltd., Class A	15,500	11,735
BYD Co. Ltd., Class A	600	28,716
BYD Co. Ltd., Class H	4,002	157,247
BYD Electronic International Co. Ltd.	3,046	11,308
CanSino Biologics, Inc., Class H, 144A*(b)	468	10,287
CGN Power Co. Ltd., Class H, 144A	49,417	13,561
Changchun High & New Technology Industry Group, Inc., Class A	200	8,902
Chaozhou Three-Circle Group Co. Ltd., Class A	2,900	18,995
China Cinda Asset Management Co. Ltd., Class H	57,510	9,219
China CITIC Bank Corp. Ltd., Class H	42,425	18,226
China Communications Services Corp. Ltd., Class H	14,967	7,140
China Conch Venture Holdings Ltd.	7,357	35,898
China Construction Bank Corp., Class H	501,840	326,923
China CSSC Holdings Ltd., Class A	2,400	9,032
China Everbright Bank Co. Ltd., Class A	14,000	7,367
China Everbright Bank Co. Ltd., Class H	14,192	4,877
China Evergrande Group (b)	7,935	2,330
China Feihe Ltd., 144A	17,162	22,845
China Galaxy Securities Co. Ltd., Class A	7,370	12,074
China Galaxy Securities Co. Ltd., Class H	22,920	12,639
China Hongqiao Group Ltd.	7,896	7,655
China Huarong Asset Management Co. Ltd., Class H, 144A*(c)	38,726	5,065
China International Capital Corp. Ltd., Class H, 144A	8,852	21,455
China Lesso Group Holdings Ltd.	5,758	8,403
China Life Insurance Co. Ltd., Class A	700	3,249
China Life Insurance Co. Ltd., Class H	37,508	61,760
China Literature Ltd., 144A*(b)	2,150	15,081
China Longyuan Power Group Corp. Ltd., Class H	18,399	37,751
China Medical System Holdings Ltd.	5,555	9,147
China Meidong Auto Holdings Ltd.	2,773	13,442
China Merchants Bank Co. Ltd., Class A	6,900	53,637
China Merchants Bank Co. Ltd., Class H	20,417	157,880
China Merchants Securities Co. Ltd., Class A	4,500	12,030
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	1,800	3,237
China Minsheng Banking Corp. Ltd., Class A	13,500	8,249
China Minsheng Banking Corp. Ltd., Class H	30,378	11,687
China Molybdenum Co. Ltd., Class A	16,600	15,358
China Molybdenum Co. Ltd., Class H	16,036	9,891
China National Building Material Co. Ltd., Class H	17,277	18,655
China National Medicines Corp. Ltd., Class A	600	2,910

See Notes to Financial Statements.	13

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2021 (Unaudited)

	Number of Shares	Value
China (Continued)
China National Nuclear Power Co. Ltd., Class A	12,600	$13,517
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	1,300	10,990
China Oilfield Services Ltd., Class H	11,564	9,165
China Pacific Insurance Group Co. Ltd., Class A	1,600	6,808
China Pacific Insurance Group Co. Ltd., Class H	12,636	36,621
China Petroleum & Chemical Corp., Class A	9,200	5,838
China Petroleum & Chemical Corp., Class H	122,794	53,697
China Railway Group Ltd., Class A	15,300	12,737
China Railway Group Ltd., Class H	19,440	9,249
China Resources Mixc Lifestyle Services Ltd., 144A	3,720	18,414
China Shenhua Energy Co. Ltd., Class A	4,900	15,039
China Shenhua Energy Co. Ltd., Class H	18,610	38,566
China Southern Airlines Co. Ltd., Class A*	10,000	9,613
China Southern Airlines Co. Ltd., Class H*(b)	8,000	4,422
China State Construction Engineering Corp. Ltd., Class A	39,100	28,497
China Tourism Group Duty Free Corp. Ltd., Class A	500	16,135
China Tower Corp. Ltd., Class H, 144A	197,660	25,094
China United Network Communications Ltd., Class A	10,000	6,094
China Vanke Co. Ltd., Class A	3,600	10,325
China Vanke Co. Ltd., Class H	8,754	19,825
China Yangtze Power Co. Ltd., Class A (c)	6,200	19,019
China Yuhua Education Corp. Ltd., 144A	11,516	5,508
Chinasoft International Ltd.*	15,186	25,472
Chongqing Rural Commercial Bank Co. Ltd., Class A	25,500	15,300
Chongqing Zhifei Biological Products Co. Ltd., Class A	400	8,097
CIFI Ever Sunshine Services Group Ltd.	6,042	10,197
CIFI Holdings Group Co. Ltd.	12,563	6,847
CITIC Ltd.	27,932	25,217
CITIC Securities Co. Ltd., Class A	2,200	8,214
CITIC Securities Co. Ltd., Class H	12,292	29,319
Contemporary Amperex Technology Co. Ltd., Class A	747	79,786
COSCO SHIPPING Energy Transportation Co. Ltd., Class A	2,600	2,414
COSCO SHIPPING Holdings Co. Ltd., Class A*	6,630	18,089
COSCO SHIPPING Holdings Co. Ltd., Class H*	14,313	24,485
Country Garden Holdings Co. Ltd.	38,078	33,595
Country Garden Services Holdings Co. Ltd.	8,297	50,167
CRRC Corp. Ltd., Class A	15,100	14,444
CRRC Corp. Ltd., Class H	36,860	16,355
CSC Financial Co. Ltd., Class A	1,960	8,629

	Number of Shares	Value
China (Continued)
CSPC Pharmaceutical Group Ltd.	49,256	$51,037
Dada Nexus Ltd., ADR*	422	7,626
Dali Foods Group Co. Ltd., 144A	16,563	8,708
Daqo New Energy Corp., ADR*	264	15,138
DiDi Global, Inc., ADR*(b)	1,508	11,506
Dongfeng Motor Group Co. Ltd., Class H	13,324	12,371
Dongyue Group Ltd.	9,814	18,651
East Money Information Co. Ltd., Class A	3,840	20,893
ENN Energy Holdings Ltd.	4,675	87,769
Eve Energy Co. Ltd., Class A	900	20,673
Everbright Securities Co. Ltd., Class A	1,800	4,085
Flat Glass Group Co. Ltd., Class H (b)	2,751	12,065
Focus Media Information Technology Co. Ltd., Class A	3,200	3,554
Foshan Haitian Flavouring & Food Co. Ltd., Class A	780	13,759
Fosun International Ltd.	21,173	23,133
Founder Securities Co. Ltd., Class A	10,000	12,173
Foxconn Industrial Internet Co. Ltd., Class A	4,600	8,071
Fuyao Glass Industry Group Co. Ltd., Class A	1,100	7,946
Fuyao Glass Industry Group Co. Ltd., Class H, 144A	2,673	14,722
Ganfeng Lithium Co. Ltd., Class A	500	13,156
Ganfeng Lithium Co. Ltd., Class H, 144A	1,146	22,353
GCL System Integration Technology Co. Ltd., Class A*	1,000	679
GDS Holdings Ltd., ADR*(b)	384	21,519
Genscript Biotech Corp.*	6,014	31,620
GF Securities Co. Ltd., Class A	2,000	7,332
GF Securities Co. Ltd., Class H	6,449	11,231
Gigadevice Semiconductor Beijing, Inc., Class A	168	3,974
GoerTek, Inc., Class A	2,900	23,723
GOME Retail Holdings Ltd.*(b)	48,942	4,268
Great Wall Motor Co. Ltd., Class H	17,116	71,554
Greentown China Holdings Ltd. (b)	5,176	7,673
Greentown Service Group Co. Ltd.	4,614	4,426
Guangdong Haid Group Co. Ltd., Class A	1,300	13,101
Guangzhou Automobile Group Co. Ltd., Class H	13,551	13,867
Guangzhou R&F Properties Co. Ltd., Class H (b)	11,516	6,232
Guangzhou Tinci Materials Technology Co. Ltd., Class A	400	8,482
Guosen Securities Co. Ltd., Class A	5,900	10,222
Guotai Junan Securities Co. Ltd., Class A	3,400	8,935
Haidilao International Holding Ltd., 144A	4,880	10,776
Haier Smart Home Co. Ltd., Class A	1,100	4,703
Haier Smart Home Co. Ltd., Class H	11,155	41,770
Haitian International Holdings Ltd.	4,720	12,953
Haitong Securities Co. Ltd., Class A	5,000	9,291
Haitong Securities Co. Ltd., Class H	14,938	12,547
Hangzhou First Applied Material Co. Ltd., Class A	400	7,640
Hangzhou Tigermed Consulting Co. Ltd., Class H, 144A	518	8,257

See Notes to Financial Statements.	14

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2021 (Unaudited)

	Number of Shares	Value
China (Continued)
Hansoh Pharmaceutical Group Co. Ltd., 144A	5,758	$11,755
Hello Group, Inc., ADR (b)	712	8,238
Henan Shuanghui Investment & Development Co. Ltd., Class A	1,100	4,917
Hengan International Group Co. Ltd.	3,162	15,267
Hengli Petrochemical Co. Ltd., Class A	1,800	5,968
HengTen Networks Group Ltd.*	12,000	5,078
Hua Hong Semiconductor Ltd., 144A*	2,831	18,951
Hualan Biological Engineering, Inc., Class A	670	3,041
Huaneng Power International, Inc., Class A	3,500	3,414
Huaneng Power International, Inc., Class H	17,895	8,009
Huatai Securities Co. Ltd., Class A	1,700	4,224
Huatai Securities Co. Ltd., Class H, 144A	6,773	9,710
Huaxia Bank Co. Ltd., Class A	9,400	8,327
Huayu Automotive Systems Co. Ltd., Class A	4,400	17,831
Huazhu Group Ltd., ADR*	1,071	42,326
Hundsun Technologies, Inc., Class A	1,120	10,276
Hygeia Healthcare Holdings Co. Ltd., 144A	2,231	17,352
Iflytek Co. Ltd., Class A	900	7,634
I-Mab, ADR*	213	12,878
Industrial & Commercial Bank of China Ltd., Class A	14,000	10,071
Industrial & Commercial Bank of China Ltd., Class H	295,949	156,362
Industrial Bank Co. Ltd., Class A	9,100	25,743
Industrial Securities Co. Ltd., Class A	1,500	2,017
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A*	32,600	14,798
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	2,600	2,164
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	1,500	9,229
Innovent Biologics, Inc., 144A*	5,759	51,217
iQIYI, Inc., ADR*	1,259	7,856
JA Solar Technology Co. Ltd., Class A	900	12,293
JD Health International, Inc., 144A*	1,674	14,598
JD.com, Inc., ADR*	4,427	372,355
Jiangsu Expressway Co. Ltd., Class H	9,332	9,071
Jiangsu Hengli Hydraulic Co. Ltd., Class A	600	7,420
Jiangsu Hengrui Medicine Co. Ltd., Class A	1,800	14,185
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	400	10,951
Jiangxi Copper Co. Ltd., Class A	3,000	10,739
Jiangxi Copper Co. Ltd., Class H	4,184	6,739
Jiangxi Zhengbang Technology Co. Ltd., Class A	1,600	2,435
Jinxin Fertility Group Ltd., 144A*(b)	5,618	7,853
Jiumaojiu International Holdings Ltd., 144A	2,638	5,474
Kanzhun Ltd., ADR*	354	11,321
KE Holdings, Inc., ADR*	1,828	36,578
Kingdee International Software Group Co. Ltd.*	12,962	39,312

	Number of Shares	Value
China (Continued)
Kingsoft Cloud Holdings Ltd., ADR*(b)	272	$4,700
Kingsoft Corp. Ltd.	4,347	18,842
Kuaishou Technology, 144A*(b)	2,702	29,435
Kweichow Moutai Co. Ltd., Class A	400	121,308
KWG Group Holdings Ltd.	5,582	4,137
Lenovo Group Ltd.	33,752	34,496
Lens Technology Co. Ltd., Class A	2,610	8,605
Li Auto, Inc., ADR*(b)	2,891	102,457
Li Ning Co. Ltd.	11,610	131,912
Lingyi iTech Guangdong Co., Class A*	3,100	3,301
Logan Group Co. Ltd.	9,356	9,034
Longfor Group Holdings Ltd., 144A	8,291	39,339
LONGi Green Energy Technology Co. Ltd., Class A	1,600	21,970
Luxshare Precision Industry Co. Ltd., Class A	2,849	17,743
Luzhou Laojiao Co. Ltd., Class A	400	14,454
Mango Excellent Media Co. Ltd., Class A	1,200	8,201
Maxscend Microelectronics Co. Ltd., Class A	100	5,887
Meituan, Class B, 144A*	21,266	649,052
Metallurgical Corp. of China Ltd., Class A	21,100	12,561
Microport Scientific Corp.	3,836	16,037
Ming Yuan Cloud Group Holdings Ltd.*(b)	1,559	4,458
Minth Group Ltd.	3,269	15,133
Muyuan Foods Co. Ltd., Class A	1,534	12,626
Nanjing Securities Co. Ltd., Class A	4,800	7,178
NARI Technology Co. Ltd., Class A	2,760	17,952
NAURA Technology Group Co. Ltd., Class A	200	12,157
NetEase, Inc., ADR	2,080	224,078
New China Life Insurance Co. Ltd., Class A	2,400	14,291
New China Life Insurance Co. Ltd., Class H	4,480	11,978
New Hope Liuhe Co. Ltd., Class A*	1,400	3,160
New Oriental Education & Technology Group, Inc., ADR*	7,640	16,884
Ninestar Corp., Class A	548	3,774
Ningxia Baofeng Energy Group Co. Ltd., Class A	6,100	15,560
NIO, Inc., ADR*	6,933	271,288
Noah Holdings Ltd., ADR*	320	11,658
Nongfu Spring Co. Ltd., Class H, 144A (b)	9,995	57,294
OFILM Group Co. Ltd., Class A*	103	142
Oppein Home Group, Inc., Class A	500	9,537
Orient Securities Co. Ltd., Class A	1,600	3,534
People’s Insurance Co. Group of China Ltd., Class H	32,329	9,452
PetroChina Co. Ltd., Class A	7,700	5,697
PetroChina Co. Ltd., Class H	97,414	42,348
Pharmaron Beijing Co. Ltd., Class A	400	11,410
Pharmaron Beijing Co. Ltd., Class H, 144A	474	9,768
PICC Property & Casualty Co. Ltd., Class H	35,770	30,596
Pinduoduo, Inc., ADR*	2,214	147,231
Ping An Bank Co. Ltd., Class A	6,900	18,901
Ping An Healthcare and Technology Co. Ltd., 144A*(b)	2,194	8,272
Ping An Insurance Group Co. of China Ltd., Class A	4,700	35,598

See Notes to Financial Statements.	15

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2021 (Unaudited)

	Number of Shares	Value
China (Continued)
Ping An Insurance Group Co. of China Ltd., Class H	31,867	$220,879
Poly Developments and Holdings Group Co. Ltd., Class A	2,900	6,309
Postal Savings Bank of China Co. Ltd., Class A	14,000	11,171
Postal Savings Bank of China Co. Ltd., Class H, 144A	35,348	23,979
Power Construction Corp. of China Ltd., Class A	14,500	14,963
Qingdao Rural Commercial Bank Corp., Class A	1,600	960
RLX Technology, Inc., ADR*(b)	3,726	15,314
Rongsheng Petrochemical Co. Ltd., Class A	2,850	7,252
SAIC Motor Corp. Ltd., Class A	1,500	4,700
Sanan Optoelectronics Co. Ltd., Class A	1,800	9,904
Sangfor Technologies, Inc., Class A	400	12,327
Sany Heavy Equipment International Holdings Co. Ltd.	7,187	7,475
Sany Heavy Industry Co. Ltd., Class A	3,100	10,664
Seazen Group Ltd.*(c)	10,122	7,308
SF Holding Co. Ltd., Class A	2,000	19,235
Shaanxi Coal Industry Co. Ltd., Class A	5,400	10,076
Shandong Gold Mining Co. Ltd., Class A	2,200	6,600
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	14,122	19,957
Shanghai Baosight Software Co. Ltd., Class A	2,400	24,990
Shanghai Baosight Software Co. Ltd., Class B	2,600	12,665
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	3,173	16,418
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	3,931	3,562
Shanghai M&G Stationery, Inc., Class A	800	7,037
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	4,500	13,006
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	5,483	9,999
Shanghai Pudong Development Bank Co. Ltd., Class A	9,300	12,431
Shanghai Putailai New Energy Technology Co. Ltd., Class A	400	11,435
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	2,900	6,769
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	420	20,452
Shenwan Hongyuan Group Co. Ltd., Class A	11,900	9,439
Shenzhen Goodix Technology Co. Ltd., Class A	100	1,728
Shenzhen Inovance Technology Co. Ltd., Class A	1,050	10,819
Shenzhen Kangtai Biological Products Co. Ltd., Class A	560	10,108
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	280	15,764

	Number of Shares	Value
China (Continued)
Shenzhen Transsion Holdings Co. Ltd., Class A	633	$16,632
Shenzhou International Group Holdings Ltd.	4,138	78,005
Shimao Services Holdings Ltd., 144A (b)	3,479	4,310
Silergy Corp.	426	71,857
Sinopharm Group Co. Ltd., Class H	5,801	12,602
Sinotruk Hong Kong Ltd.	3,539	5,246
Smoore International Holdings Ltd., 144A (b)	9,944	59,424
Sunac China Holdings Ltd.	13,848	24,933
Sunac Services Holdings Ltd., 144A	4,577	7,290
Sungrow Power Supply Co. Ltd., Class A	500	12,682
Sunny Optical Technology Group Co. Ltd.	3,515	106,288
TAL Education Group, ADR*(b)	1,912	9,904
TCL Technology Group Corp., Class A	1,164	1,123
Tencent Holdings Ltd.	29,614	1,744,636
Tencent Music Entertainment Group, ADR*	3,379	24,295
Tianjin Zhonghuan Semiconductor Co. Ltd., Class A	1,100	7,775
Tianma Microelectronics Co. Ltd., Class A	1,000	1,963
Tingyi Cayman Islands Holding Corp.	10,308	19,960
Tongcheng-Elong Holdings Ltd.*	3,836	7,949
Tongwei Co. Ltd., Class A	1,700	11,995
Topsports International Holdings Ltd., 144A	6,923	8,043
TravelSky Technology Ltd., Class H	4,567	7,555
Trip.com Group Ltd., ADR*	2,605	71,638
Tsingtao Brewery Co. Ltd., Class A	800	12,411
Tsingtao Brewery Co. Ltd., Class H	1,897	15,289
Unigroup Guoxin Microelectronics Co. Ltd., Class A	340	12,331
Uni-President China Holdings Ltd.	10,782	10,577
Unisplendour Corp. Ltd., Class A	1,880	7,636
Venus MedTech Hangzhou, Inc., Class H, 144A*(b)	1,772	8,794
Vipshop Holdings Ltd., ADR*	2,409	23,536
Vnet Group, Inc., ADR*	420	4,082
Walvax Biotechnology Co. Ltd., Class A	300	3,242
Wanhua Chemical Group Co. Ltd., Class A	1,021	15,355
Want Want China Holdings Ltd.	27,088	22,892
Weibo Corp., ADR*(b)	305	12,142
Weichai Power Co. Ltd., Class A	2,800	6,786
Weichai Power Co. Ltd., Class H	9,672	17,191
Weimob, Inc., 144A*(b)	6,794	8,242
Wens Foodstuffs Group Co. Ltd., Class A	1,440	3,608
Will Semiconductor Co. Ltd., Class A	400	17,113
Wingtech Technology Co. Ltd., Class A	300	5,782
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	200	741
Wuliangye Yibin Co. Ltd., Class A	1,100	37,666
WuXi AppTec Co. Ltd., Class A	590	13,345
WuXi AppTec Co. Ltd., Class H, 144A	1,883	41,944
Wuxi Biologics Cayman, Inc., 144A*	18,575	252,971
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	912	11,355

See Notes to Financial Statements.	16

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2021 (Unaudited)

	Number of Shares	Value
China (Continued)
Xiaomi Corp., Class B, 144A*	72,470	$179,177
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	5,000	14,372
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	4,587	10,118
Xinyi Solar Holdings Ltd.	23,516	43,124
XPeng, Inc., ADR*(b)	2,136	117,480
Yadea Group Holdings Ltd., 144A	4,475	8,023
Yanzhou Coal Mining Co. Ltd., Class A	700	2,498
Yanzhou Coal Mining Co. Ltd., Class H (b)	9,558	15,003
Yihai International Holding Ltd.*	2,561	13,728
Yihai Kerry Arawana Holdings Co. Ltd., Class A	1,000	9,663
Yonyou Network Technology Co. Ltd., Class A	1,700	8,689
Yum China Holdings, Inc.	2,090	104,709
Yunnan Baiyao Group Co. Ltd., Class A	400	5,550
Yunnan Energy New Material Co. Ltd., Class A	300	11,978
Zai Lab Ltd., ADR*	390	27,008
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	200	14,042
Zhejiang Chint Electrics Co. Ltd., Class A	1,200	9,764
Zhejiang Dahua Technology Co. Ltd., Class A	3,900	15,039
Zhejiang Expressway Co. Ltd., Class H	6,113	5,762
Zhejiang Huayou Cobalt Co. Ltd., Class A	500	10,163
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	1,400	15,796
Zhejiang NHU Co. Ltd., Class A	1,800	8,208
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	2,800	10,217
ZhongAn Online P&C Insurance Co. Ltd., Class H, 144A*	2,108	7,191
Zhongjin Gold Corp. Ltd., Class A	9,000	11,776
Zhongsheng Group Holdings Ltd.	2,422	19,925
Zhuzhou CRRC Times Electric Co. Ltd.	2,038	13,433
Zijin Mining Group Co. Ltd., Class A	7,500	11,957
Zijin Mining Group Co. Ltd., Class H	27,737	36,850
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	4,400	4,824
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	3,126	2,052
ZTE Corp., Class A	1,512	7,286
ZTE Corp., Class H	3,657	9,919
ZTO Express Cayman, Inc., ADR	2,414	76,307

(Cost $11,681,325)		12,673,870

Colombia — 0.0%
Bancolombia SA	1,060	8,589
Ecopetrol SA	23,874	15,537
Grupo de Inversiones Suramericana SA	1,654	10,413
Interconexion Electrica SA ESP	1,750	9,768

(Cost $37,329)		44,307

Cyprus — 0.0%
TCS Group Holding PLC, GDR (Cost $33,089)	580	56,759

	Number of Shares	Value
Czech Republic — 0.0%
CEZ AS	888	$29,017
Komercni Banka AS	568	21,730

(Cost $38,435)		50,747

Denmark — 1.7%
A.P. Moller — Maersk A/S, Class A	16	45,796
A.P. Moller — Maersk A/S, Class B	33	99,511
Ambu A/S, Class B	889	25,188
Carlsberg A/S, Class B	477	74,193
Chr Hansen Holding A/S	511	38,018
Coloplast A/S, Class B	577	94,410
Danske Bank A/S	3,145	51,939
Demant A/S*	610	29,180
DSV A/S	1,020	222,111
Genmab A/S*	334	129,265
GN Store Nord AS	692	39,782
Novo Nordisk A/S, Class B	8,652	929,742
Novozymes A/S, Class B	1,072	81,261
Orsted AS, 144A	1,007	129,725
Pandora A/S	498	61,815
ROCKWOOL International A/S, Class B	44	18,331
Tryg A/S	1,896	45,956
Vestas Wind Systems A/S	5,267	176,696

(Cost $1,388,754)		2,292,919

Egypt — 0.0%
Commercial International Bank Egypt SAE*	7,798	25,450
Eastern Co. SAE	4,376	3,109

(Cost $27,118)		28,559

Finland — 0.8%
Elisa OYJ	799	47,989
Fortum OYJ	2,506	72,217
Kesko OYJ, Class B	1,255	39,482
Kone OYJ, Class B	1,688	111,492
Neste OYJ	2,256	106,870
Nokia OYJ*	28,777	160,390
Nordea Bank Abp	16,123	191,570
Orion OYJ, Class B	650	26,752
Sampo OYJ, Class A	2,390	117,609
Stora Enso OYJ, Class R	3,025	51,374
UPM-Kymmene OYJ	2,621	95,268
Wartsila OYJ Abp	2,465	34,343

(Cost $950,436)		1,055,356

France — 6.8%
Accor SA*	908	26,949
Aeroports de Paris*	138	16,136
Air Liquide SA	2,426	401,199
Airbus SE*	3,013	337,331
Alstom SA (b)	1,691	60,371
Amundi SA, 144A	350	29,155
Arkema SA	305	39,986
AXA SA	9,905	273,530
BioMerieux	217	30,812
BNP Paribas SA	5,683	354,996
Bollore SA	3,502	18,810

See Notes to Financial Statements.	17

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2021 (Unaudited)

	Number of Shares	Value
France (Continued)
Bouygues SA	1,072	$36,412
Bureau Veritas SA	1,619	51,338
Capgemini SE	818	189,342
Carrefour SA	3,103	51,449
Cie de Saint-Gobain	2,649	168,778
Cie Generale des Etablissements Michelin SCA	823	121,804
CNP Assurances	1,018	24,903
Covivio REIT	328	27,237
Credit Agricole SA	6,493	88,851
Danone SA	3,320	195,753
Dassault Aviation SA	138	13,084
Dassault Systemes SE	3,491	210,587
Edenred	1,341	60,103
Eiffage SA	423	39,443
Electricite de France SA	2,371	33,316
Engie SA	9,347	135,792
EssilorLuxottica SA	1,491	299,331
Eurazeo SE	227	18,626
Faurecia SE	428	18,396
Faurecia SE	153	6,554
Gecina SA REIT	250	33,853
Getlink SE	2,280	33,744
Hermes International	161	301,822
Ipsen SA	139	13,579
Kering SA	384	296,746
Klepierre SA REIT*	1,147	24,306
La Francaise des Jeux SAEM, 144A	516	23,934
Legrand SA	1,419	155,747
L’Oreal SA	1,301	586,497
LVMH Moet Hennessy Louis Vuitton SE	1,427	1,111,167
Orange SA	9,577	103,291
Orpea SA	271	25,632
Pernod Ricard SA	1,061	243,664
Publicis Groupe SA	1,171	75,884
Remy Cointreau SA	118	27,701
Renault SA*	1,071	34,568
Safran SA	1,756	196,718
Sanofi	5,828	554,276
Sartorius Stedim Biotech	142	83,967
Schneider Electric SE	2,783	493,062
SEB SA	124	18,408
Societe Generale SA	4,052	126,580
Sodexo SA*	459	38,542
Suez SA	1,656	37,064
Teleperformance	303	124,635
Thales SA	579	47,594
TotalEnergies SE	12,780	588,593
Ubisoft Entertainment SA*	465	23,894
Unibail-Rodamco-Westfield REIT*	729	48,117
Valeo	1,108	32,093
Veolia Environnement SA	3,153	101,553
Vinci SA	2,723	258,355
Vivendi SE	3,525	44,974
Wendel SE	152	17,428
Worldline SA, 144A*	1,184	62,285

(Cost $7,432,464)		9,370,647

	Number of Shares	Value
Germany — 5.0%
adidas AG	976	$282,864
Allianz SE	2,096	457,444
BASF SE	4,791	314,490
Bayer AG	5,001	252,501
Bayerische Motoren Werke AG	1,733	167,019
Bechtle AG	431	31,175
Beiersdorf AG	465	46,523
Brenntag SE	847	72,716
Carl Zeiss Meditec AG	230	46,156
Commerzbank AG*	4,827	34,132
Continental AG*	519	55,740
Covestro AG, 144A	1,052	59,463
Daimler AG (b)	4,370	411,350
Delivery Hero SE, 144A*(b)	807	107,721
Deutsche Bank AG*(d)	10,689	129,224
Deutsche Boerse AG	967	151,999
Deutsche Lufthansa AG*	2,338	14,215
Deutsche Post AG	5,112	302,457
Deutsche Telekom AG	16,913	298,994
E.ON SE	11,440	141,340
Evonik Industries AG	1,105	33,347
Fresenius Medical Care AG & Co. KGaA	1,000	59,858
Fresenius SE & Co. KGaA	2,286	86,838
GEA Group AG	693	35,155
Hannover Rueck SE	319	55,949
HeidelbergCement AG	749	50,236
HelloFresh SE*	865	87,701
Henkel AG & Co. KGaA	570	42,374
Infineon Technologies AG	6,684	302,682
KION Group AG	340	36,786
Knorr-Bremse AG	341	33,939
LANXESS AG	375	21,809
LEG Immobilien SE	402	56,305
Merck KGaA	660	163,848
MTU Aero Engines AG	306	57,243
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	726	196,247
Nemetschek SE	256	32,459
Puma SE	517	62,591
Rational AG	34	31,395
RWE AG	3,157	122,269
SAP SE	5,386	691,334
Scout24 SE, 144A	460	30,571
Siemens AG	3,921	628,245
Siemens Energy AG*	2,187	58,138
Siemens Healthineers AG, 144A	1,413	103,072
Symrise AG	673	95,025
Telefonica Deutschland Holding AG	3,568	9,542
Uniper SE	435	18,954
United Internet AG	431	16,204
Volkswagen AG	177	49,461
Vonovia SE	2,831	157,321
Zalando SE, 144A*	1,104	100,489

(Cost $6,349,524)		6,904,910

See Notes to Financial Statements.	18

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2021 (Unaudited)

	Number of Shares	Value
Greece — 0.1%
Alpha Services and Holdings SA*	11,100	$13,067
Eurobank Ergasias Services and Holdings SA*	15,253	15,205
FF Group*(c)	197	1,073
Hellenic Telecommunications Organization SA	1,504	26,020
JUMBO SA	741	10,412
OPAP SA	889	12,371
Public Power Corp. SA*	1,072	11,440

(Cost $87,511)		89,588

Hong Kong — 2.3%
AIA Group Ltd.	62,602	658,694
Alibaba Health Information Technology Ltd.*	17,988	16,586
Alibaba Pictures Group Ltd.*	54,478	5,589
Beijing Enterprises Holdings Ltd.	5,000	16,895
Beijing Enterprises Water Group Ltd.	31,122	11,614
BOC Hong Kong Holdings Ltd.	19,613	59,231
Bosideng International Holdings Ltd.	14,888	10,462
Brilliance China Automotive Holdings Ltd.*(c)	14,554	13,625
Budweiser Brewing Co. APAC Ltd., 144A	7,555	19,183
China Education Group Holdings Ltd.	6,638	12,207
China Everbright Environment Group Ltd.	17,909	11,896
China Gas Holdings Ltd.	14,079	25,313
China Jinmao Holdings Group Ltd.	29,075	8,874
China Mengniu Dairy Co. Ltd.*	19,368	108,042
China Merchants Port Holdings Co. Ltd.	6,983	10,764
China Overseas Land & Investment Ltd.	17,649	40,648
China Power International Development Ltd.	20,553	10,490
China Resources Beer Holdings Co. Ltd.	8,345	68,275
China Resources Cement Holdings Ltd.	11,200	8,187
China Resources Gas Group Ltd.	4,448	23,016
China Resources Land Ltd.	15,704	65,349
China Resources Power Holdings Co. Ltd.	8,149	21,162
China State Construction International Holdings Ltd.	8,909	9,026
China Taiping Insurance Holdings Co. Ltd.	8,853	12,329
China Traditional Chinese Medicine Holdings Co. Ltd.	3,270	1,577
China Youzan Ltd.*	61,777	5,546
Chow Tai Fook Jewellery Group Ltd.	8,400	15,059
CK Asset Holdings Ltd.	10,076	57,629
CK Hutchison Holdings Ltd.	14,628	91,636
CK Infrastructure Holdings Ltd.	3,275	18,962
CLP Holdings Ltd.	8,746	85,688
COSCO SHIPPING Ports Ltd.	8,723	6,857
ESR Cayman Ltd., 144A*	10,945	36,212
Far East Horizon Ltd. (b)	12,307	10,685
Futu Holdings Ltd., ADR*(b)	269	12,775
Galaxy Entertainment Group Ltd.*	10,410	56,936
Geely Automobile Holdings Ltd.	31,152	92,481
Guangdong Investment Ltd.	14,271	18,996
Hang Lung Properties Ltd.	8,765	17,377
Hang Seng Bank Ltd.	4,002	70,823

	Number of Shares	Value
Hong Kong (Continued)
Henderson Land Development Co. Ltd.	6,894	$28,202
HK Electric Investments & HK Electric Investments Ltd. (a)	12,131	11,870
HKT Trust & HKT Ltd. (a)	16,894	22,921
Hong Kong & China Gas Co. Ltd.	59,641	89,026
Hong Kong Exchanges & Clearing Ltd.	6,144	338,795
Hongkong Land Holdings Ltd.	6,700	36,180
Hopson Development Holdings Ltd.	3,520	8,577
Huabao International Holdings Ltd.	5,625	16,194
Hutchmed China Ltd., ADR*	304	10,293
Jardine Matheson Holdings Ltd.	1,021	57,778
Kingboard Holdings Ltd.	2,849	14,285
Kingboard Laminates Holdings Ltd.	7,089	12,564
Kunlun Energy Co. Ltd.	15,562	14,648
Link REIT	12,684	109,956
Melco Resorts & Entertainment Ltd., ADR*	1,344	13,117
MTR Corp. Ltd.	7,377	39,354
New World Development Co. Ltd.	12,077	47,701
Nine Dragons Paper Holdings Ltd.	12,014	13,496
Power Assets Holdings Ltd.	6,710	40,399
Shenzhen International Holdings Ltd.	4,309	4,697
Shimao Group Holdings Ltd.	6,017	6,944
Sino Biopharmaceutical Ltd.	47,813	34,888
Sino Land Co. Ltd.	15,642	18,695
SITC International Holdings Co. Ltd.	7,577	30,364
Sun Hung Kai Properties Ltd.	6,695	81,391
Swire Pacific Ltd., Class A	2,671	14,780
Swire Properties Ltd.	5,983	14,209
Techtronic Industries Co. Ltd.	7,091	146,312
Vinda International Holdings Ltd. (b)	3,290	8,902
WH Group Ltd., 144A	63,286	39,686
Wharf Holdings Ltd.	5,552	19,401
Wharf Real Estate Investment Co. Ltd.	7,713	39,069
Xinyi Glass Holdings Ltd.	8,402	20,493
Yuexiu Property Co. Ltd.	5,314	4,961

(Cost $3,097,513)		3,256,844

Hungary — 0.1%
MOL Hungarian Oil & Gas PLC	1,707	12,837
OTP Bank Nyrt*	1,264	69,994
Richter Gedeon Nyrt	779	20,732

(Cost $77,652)		103,563

India — 3.5%
ACC Ltd.	400	12,169
Adani Enterprises Ltd.	1,325	29,317
Adani Green Energy Ltd.*	1,753	30,216
Adani Ports & Special Economic Zone Ltd.	2,391	21,757
Adani Total Gas Ltd.	1,272	27,078
Adani Transmission Ltd.*	1,270	30,410
Ambuja Cements Ltd.	4,048	20,177
Apollo Hospitals Enterprise Ltd.	476	36,025
Asian Paints Ltd.	1,992	83,326
Aurobindo Pharma Ltd.	998	8,768
Avenue Supermarts Ltd., 144A*	1,043	65,380
Axis Bank Ltd.*	12,278	107,117
Bajaj Auto Ltd.	458	19,747

See Notes to Financial Statements.	19

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2021 (Unaudited)

	Number of Shares	Value
India (Continued)
Bajaj Finance Ltd.	1,431	$133,237
Bajaj Finserv Ltd.	207	47,479
Balkrishna Industries Ltd.	329	9,521
Bandhan Bank Ltd., 144A	3,030	10,985
Berger Paints India Ltd.	1,200	12,004
Bharat Electronics Ltd.	6,187	16,774
Bharat Forge Ltd.	2,232	20,601
Bharat Petroleum Corp. Ltd.	3,044	14,987
Bharti Airtel Ltd.*	12,189	118,115
Biocon Ltd.*	2,284	10,953
Britannia Industries Ltd.	592	27,929
Cholamandalam Investment and Finance Co. Ltd.	2,016	14,767
Cipla Ltd.	2,387	30,851
Coal India Ltd.	6,331	12,805
Colgate-Palmolive India Ltd.	750	14,314
Container Corp. Of India Ltd.	1,015	8,374
Dabur India Ltd.	2,525	19,989
Divi’s Laboratories Ltd.	695	45,119
DLF Ltd.	3,591	17,909
Dr. Reddy’s Laboratories Ltd.	600	37,331
Eicher Motors Ltd.	605	19,083
GAIL India Ltd.	7,774	13,427
Godrej Consumer Products Ltd.*	1,909	23,448
Godrej Properties Ltd.*	767	20,378
Grasim Industries Ltd.	1,418	31,368
Havells India Ltd.	1,309	23,694
HCL Technologies Ltd.	5,162	78,210
HDFC Asset Management Co. Ltd., 144A	537	17,944
HDFC Life Insurance Co. Ltd., 144A	5,677	51,427
Hero MotoCorp Ltd.	494	16,100
Hindalco Industries Ltd.	7,747	42,548
Hindustan Petroleum Corp. Ltd.	2,572	10,099
Hindustan Unilever Ltd.	4,442	136,982
Housing Development Finance Corp. Ltd.	8,697	309,344
ICICI Bank Ltd.	25,658	243,888
ICICI Lombard General Insurance Co. Ltd., 144A	1,159	22,167
ICICI Prudential Life Insurance Co. Ltd., 144A	2,550	20,123
Indian Oil Corp. Ltd.	8,950	14,166
Indian Railway Catering & Tourism Corp. Ltd.	1,558	16,484
Indraprastha Gas Ltd.	1,513	9,749
Indus Towers Ltd.	2,785	10,541
Info Edge India Ltd.	402	31,052
Infosys Ltd.	17,140	390,603
InterGlobe Aviation Ltd., 144A*	661	16,756
ITC Ltd.	19,706	57,989
JSW Steel Ltd.	4,058	32,852
Jubilant Foodworks Ltd.	552	26,817
Kotak Mahindra Bank Ltd.	2,865	74,793
Larsen & Toubro Infotech Ltd., 144A	225	20,388
Larsen & Toubro Ltd.	3,132	73,546
Lupin Ltd.	1,353	15,922
Mahindra & Mahindra Ltd.	5,544	61,635
Marico Ltd.	2,701	19,348

	Number of Shares	Value
India (Continued)
Maruti Suzuki India Ltd.	785	$73,826
Mindtree Ltd.	425	24,479
Motherson Sumi Systems Ltd.	5,715	15,958
Mphasis Ltd.	567	21,843
MRF Ltd.	18	17,875
Muthoot Finance Ltd.	540	10,248
Nestle India Ltd.	151	38,482
NTPC Ltd.	32,771	55,489
Oil & Natural Gas Corp. Ltd.	12,131	22,938
Page Industries Ltd.	15	7,663
Petronet LNG Ltd.	3,652	10,684
PI Industries Ltd.	318	12,142
Pidilite Industries Ltd.	786	23,070
Piramal Enterprises Ltd.	437	14,062
Power Grid Corp. of India Ltd.	20,114	55,335
Reliance Industries Ltd.	14,584	466,789
SBI Cards & Payment Services Ltd.*	822	10,396
SBI Life Insurance Co. Ltd., 144A	2,058	31,781
Shree Cement Ltd.	32	11,114
Shriram Transport Finance Co. Ltd.	903	16,902
Siemens Ltd.	413	11,826
SRF Ltd.	984	26,263
State Bank of India	9,814	60,142
Sun Pharmaceutical Industries Ltd.	4,538	45,505
Tata Consultancy Services Ltd.	4,744	222,778
Tata Consumer Products Ltd.	3,320	34,396
Tata Motors Ltd.*	7,221	44,064
Tata Power Co. Ltd.	8,273	23,866
Tata Steel Ltd.	3,409	48,591
Tech Mahindra Ltd.	3,239	66,435
Titan Co. Ltd.	1,841	58,192
Torrent Pharmaceuticals Ltd.	248	10,039
Trent Ltd.	962	12,985
UltraTech Cement Ltd.	466	46,095
United Spirits Ltd.*	1,528	17,952
UPL Ltd.	2,430	22,042
Vedanta Ltd.	5,028	22,670
Wipro Ltd.	7,795	66,097
Yes Bank Ltd.*	56,316	9,292
Zomato Ltd.*	9,586	19,458

(Cost $3,775,207)		4,878,166

Indonesia — 0.4%
PT Adaro Energy Tbk	30,996	3,679
PT Astra International Tbk	105,187	42,413
PT Bank Central Asia Tbk	252,785	128,400
PT Bank Mandiri Persero Tbk	103,803	50,733
PT Bank Negara Indonesia Persero Tbk	38,214	18,143
PT Bank Rakyat Indonesia Persero Tbk	358,404	102,348
PT Barito Pacific Tbk	131,246	8,431
PT Charoen Pokphand Indonesia Tbk	42,509	18,031
PT Gudang Garam Tbk	4,533	9,938
PT Indah Kiat Pulp & Paper Tbk	19,084	10,060
PT Indofood CBP Sukses Makmur Tbk	13,972	8,243
PT Indofood Sukses Makmur Tbk	18,861	8,296
PT Kalbe Farma Tbk	117,214	13,094
PT Merdeka Copper Gold Tbk*	69,800	17,837

See Notes to Financial Statements.	20

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2021 (Unaudited)

	Number of Shares	Value
Indonesia (Continued)
PT Sarana Menara Nusantara Tbk	151,046	$12,233
PT Semen Indonesia Persero Tbk	21,235	11,861
PT Telkom Indonesia Persero Tbk	271,038	75,506
PT Tower Bersama Infrastructure Tbk	44,462	9,375
PT Unilever Indonesia Tbk	43,218	13,518
PT United Tractors Tbk	10,339	15,412

(Cost $528,372)		577,551

Ireland — 0.7%
CRH PLC	3,961	192,804
DCC PLC	567	41,761
Experian PLC	4,745	213,299
Flutter Entertainment PLC*	827	112,314
Flutter Entertainment PLC*	48	6,505
James Hardie Industries PLC CDI	2,280	90,480
Kerry Group PLC, Class A	820	100,994
Kingspan Group PLC	850	98,519
Smurfit Kappa Group PLC	1,139	58,154

(Cost $682,669)		914,830

Israel — 0.5%
Azrieli Group Ltd.	228	20,825
Bank Hapoalim BM	5,768	56,382
Bank Leumi Le-Israel BM	6,695	64,784
Check Point Software Technologies Ltd.*	525	58,438
CyberArk Software Ltd.*	206	35,607
Elbit Systems Ltd.	131	19,168
Fiverr International Ltd.*	159	22,518
ICL Group Ltd.	3,526	30,898
Inmode Ltd.*	305	23,180
Israel Discount Bank Ltd., Class A*	7,337	45,089
Kornit Digital Ltd.*	254	39,347
Mizrahi Tefahot Bank Ltd.	725	26,797
Nice Ltd.*	329	93,837
Teva Pharmaceutical Industries Ltd., ADR*	5,675	46,819
Wix.com Ltd.*	270	41,256

(Cost $592,018)		624,945

Italy — 1.3%
Amplifon SpA	610	29,830
Assicurazioni Generali SpA	5,602	112,643
Atlantia SpA*	2,637	48,239
Davide Campari-Milano NV	3,072	44,839
DiaSorin SpA	136	29,112
Enel SpA	41,159	313,072
Eni SpA	12,902	170,348
Ferrari NV	656	172,378
FinecoBank Banca Fineco SpA	3,312	58,183
Infrastrutture Wireless Italiane SpA, 144A	1,980	22,758
Intesa Sanpaolo SpA	83,965	201,448
Mediobanca Banca di Credito Finanziario SpA (b)	3,818	42,304
Moncler SpA	1,114	80,958
Nexi SpA, 144A*	2,301	35,373
Poste Italiane SpA, 144A	2,466	31,155
Prysmian SpA	1,356	50,426
Recordati Industria Chimica e Farmaceutica SpA	575	36,153

	Number of Shares	Value
Italy (Continued)
Snam SpA	10,367	$58,480
Telecom Italia SpA	46,063	24,030
Terna — Rete Elettrica Nazionale	7,685	57,314
UniCredit SpA	10,325	125,175

(Cost $1,574,002)		1,744,218

Japan — 14.2%
Advantest Corp.	1,000	88,380
Aeon Co. Ltd.	3,800	88,903
AGC, Inc.	800	39,280
Aisin Corp.	800	29,513
Ajinomoto Co., Inc.	2,700	81,381
ANA Holdings, Inc.*	600	11,887
Asahi Group Holdings Ltd.	2,400	89,049
Asahi Intecc Co. Ltd.	1,100	24,212
Asahi Kasei Corp.	7,000	66,356
Astellas Pharma, Inc.	9,700	152,706
Azbil Corp.	500	22,206
Bandai Namco Holdings, Inc.	1,100	85,997
Benefit One, Inc.	500	23,533
Bridgestone Corp.	3,100	126,293
Brother Industries Ltd.	919	15,886
Canon, Inc.	5,400	119,432
Capcom Co. Ltd.	800	20,022
Central Japan Railway Co.	700	96,607
Chiba Bank Ltd.	3,600	21,052
Chubu Electric Power Co., Inc.	3,300	33,457
Chugai Pharmaceutical Co. Ltd.	3,764	122,542
Concordia Financial Group Ltd.	5,400	19,730
Cosmos Pharmaceutical Corp. (b)	100	15,579
CyberAgent, Inc.	1,800	33,330
Dai Nippon Printing Co. Ltd.	1,000	23,559
Daifuku Co. Ltd.	500	40,209
Dai-ichi Life Holdings, Inc.	5,500	111,280
Daiichi Sankyo Co. Ltd.	8,826	220,543
Daikin Industries Ltd.	1,313	268,907
Daito Trust Construction Co. Ltd.	300	32,618
Daiwa House Industry Co. Ltd.	3,271	95,958
Daiwa House REIT Investment Corp. REIT	11	31,481
Daiwa Securities Group, Inc.	8,800	49,117
Denso Corp.	2,300	169,517
Dentsu Group, Inc.	900	28,743
Disco Corp.	200	57,681
East Japan Railway Co.	1,570	97,032
Eisai Co. Ltd.	1,200	72,965
ENEOS Holdings, Inc.	13,893	52,040
FANUC Corp.	1,025	201,717
Fast Retailing Co. Ltd.	258	153,839
Fuji Electric Co. Ltd.	600	31,530
FUJIFILM Holdings Corp.	1,700	134,319
Fujitsu Ltd.	1,000	166,276
GLP J REIT	27	43,067
GMO Payment Gateway, Inc.	200	26,947
Hakuhodo DY Holdings, Inc.	1,200	17,973
Hamamatsu Photonics KK	600	37,050
Hankyu Hanshin Holdings, Inc.	1,100	32,747
Hikari Tsushin, Inc.	100	14,562

See Notes to Financial Statements.	21

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2021 (Unaudited)

	Number of Shares	Value
Japan (Continued)
Hino Motors Ltd.	1,000	$8,351
Hirose Electric Co. Ltd.	205	34,549
Hitachi Construction Machinery Co. Ltd.	600	17,517
Hitachi Ltd.	5,041	298,263
Hitachi Metals Ltd.*	1,148	21,348
Honda Motor Co. Ltd.	8,243	226,138
Hoshizaki Corp.	278	21,200
Hoya Corp.	1,878	299,390
Hulic Co. Ltd.	1,300	12,375
Ibiden Co. Ltd.	400	25,019
Idemitsu Kosan Co. Ltd.	1,032	26,760
Iida Group Holdings Co. Ltd.	500	10,386
Inpex Corp.	6,600	54,711
Isuzu Motors Ltd.	3,800	51,503
Ito En Ltd.	200	11,802
ITOCHU Corp.	6,400	184,580
Itochu Techno-Solutions Corp.	400	13,076
Japan Airlines Co. Ltd.*	500	9,095
Japan Exchange Group, Inc.	3,100	67,438
Japan Metropolitan Fund Invest REIT	46	39,800
Japan Post Bank Co. Ltd.	3,000	24,630
Japan Post Holdings Co. Ltd.*	12,499	94,653
Japan Post Insurance Co. Ltd.	1,100	17,108
Japan Real Estate Investment Corp. REIT	6	34,768
Japan Tobacco, Inc.	6,188	124,461
JFE Holdings, Inc.	2,900	33,763
JSR Corp.	800	30,008
Kajima Corp.	1,800	19,921
Kakaku.com, Inc.	500	14,044
Kansai Electric Power Co., Inc.	4,400	39,977
Kansai Paint Co. Ltd.	800	18,048
Kao Corp.	2,711	138,794
KDDI Corp.	8,100	236,475
Keio Corp.	500	22,604
Keisei Electric Railway Co. Ltd.	500	13,757
Keyence Corp.	1,000	622,197
Kikkoman Corp.	700	53,629
Kintetsu Group Holdings Co. Ltd.*	800	23,073
Kirin Holdings Co. Ltd.	4,600	73,943
Kobayashi Pharmaceutical Co. Ltd.	200	15,783
Kobe Bussan Co. Ltd.	700	26,505
Koei Tecmo Holdings Co. Ltd.	260	10,937
Koito Manufacturing Co. Ltd.	600	34,662
Komatsu Ltd.	4,900	112,362
Konami Holdings Corp.	400	20,560
Kose Corp.	200	24,187
Kubota Corp.	5,800	121,557
Kurita Water Industries Ltd.	400	18,755
Kyocera Corp.	1,484	88,369
Kyowa Kirin Co. Ltd.	1,400	39,262
Lasertec Corp.	400	105,259
Lawson, Inc.	300	14,703
Lion Corp.	1,032	14,708
Lixil Corp.	1,100	27,141
M3, Inc.	2,342	126,781
Makita Corp.	1,000	44,093
Marubeni Corp.	8,400	75,614

	Number of Shares	Value
Japan (Continued)
Mazda Motor Corp.*	3,700	$30,049
McDonald’s Holdings Co. Japan Ltd.	300	13,403
Medipal Holdings Corp.	865	15,611
MEIJI Holdings Co. Ltd.	500	29,460
Mercari, Inc.*	400	24,382
MINEBEA MITSUMI, Inc.	2,000	53,081
MISUMI Group, Inc.	1,500	63,498
Mitsubishi Chemical Holdings Corp.	6,800	53,673
Mitsubishi Corp.	6,644	199,317
Mitsubishi Electric Corp.	9,200	115,941
Mitsubishi Estate Co. Ltd.	6,300	87,225
Mitsubishi Gas Chemical Co., Inc.	600	10,027
Mitsubishi HC Capital, Inc.	1,500	7,086
Mitsubishi Heavy Industries Ltd.	1,500	33,985
Mitsubishi UFJ Financial Group, Inc.	62,900	334,658
Mitsui & Co. Ltd.	7,900	178,708
Mitsui Chemicals, Inc.	1,100	29,632
Mitsui Fudosan Co. Ltd.	5,200	107,464
Miura Co. Ltd.	400	14,102
Mizuho Financial Group, Inc.	12,650	156,901
MonotaRO Co. Ltd.	1,200	23,950
MS&AD Insurance Group Holdings, Inc.	2,700	79,207
Murata Manufacturing Co. Ltd.	3,000	222,409
NEC Corp.	1,100	49,825
Nexon Co. Ltd.	2,860	57,030
NGK Insulators Ltd.	1,000	15,898
Nidec Corp.	2,300	264,520
Nihon M&A Center Holdings, Inc.	1,400	41,306
Nintendo Co. Ltd.	620	274,800
Nippon Building Fund, Inc. REIT	7	43,349
Nippon Express Co. Ltd.	300	17,172
Nippon Paint Holdings Co. Ltd.	4,200	44,328
Nippon Prologis REIT, Inc. REIT (b)	10	32,689
Nippon Sanso Holdings Corp.	500	10,629
Nippon Shinyaku Co. Ltd.	200	14,863
Nippon Steel Corp.	4,510	67,809
Nippon Telegraph & Telephone Corp.	6,600	182,466
Nippon Yusen KK	800	52,373
Nissan Chemical Corp.	600	34,715
Nissan Motor Co. Ltd.*	13,000	64,738
Nisshin Seifun Group, Inc.	850	12,302
Nissin Foods Holdings Co. Ltd.	315	23,241
Nitori Holdings Co. Ltd.	401	63,963
Nitto Denko Corp.	700	48,923
Nomura Holdings, Inc.	15,500	65,464
Nomura Real Estate Holdings, Inc.	600	13,084
Nomura Real Estate Master Fund, Inc. REIT	29	41,408
Nomura Research Institute Ltd.	1,756	75,811
NTT Data Corp.	3,600	76,245
Obayashi Corp.	3,900	28,844
Obic Co. Ltd.	400	74,278
Odakyu Electric Railway Co. Ltd.	1,500	29,022
Oji Holdings Corp.	5,622	26,112
Olympus Corp.	5,800	130,280
Omron Corp.	900	87,305
Ono Pharmaceutical Co. Ltd.	1,600	35,465

See Notes to Financial Statements.	22

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2021 (Unaudited)

	Number of Shares	Value
Japan (Continued)
Open House Co. Ltd.	500	$28,487
Oracle Corp.	200	19,746
Oriental Land Co. Ltd.	1,025	161,773
ORIX Corp.	6,700	133,069
Orix JREIT, Inc. REIT	12	19,162
Osaka Gas Co. Ltd.	1,308	21,141
Otsuka Corp.	608	27,916
Otsuka Holdings Co. Ltd.	2,083	76,402
Pan Pacific International Holdings Corp.	2,700	46,244
Panasonic Corp.	11,500	126,410
Persol Holdings Co. Ltd.	1,000	29,018
Pola Orbis Holdings, Inc.	400	7,155
Rakuten Group, Inc.	5,100	52,383
Recruit Holdings Co. Ltd.	7,100	433,468
Renesas Electronics Corp.*	6,500	82,921
Resona Holdings, Inc.	12,200	44,856
Ricoh Co. Ltd.	4,300	38,155
Rinnai Corp.	200	18,968
Rohm Co. Ltd.	400	37,617
Ryohin Keikaku Co. Ltd.	1,350	21,916
Santen Pharmaceutical Co. Ltd.	1,600	21,289
SBI Holdings, Inc.	1,017	26,308
SCSK Corp.	900	17,158
Secom Co. Ltd.	1,100	74,582
Seiko Epson Corp.	1,500	24,285
Sekisui Chemical Co. Ltd.	2,200	35,909
Sekisui House Ltd.	3,500	68,430
Seven & i Holdings Co. Ltd.	4,087	164,659
SG Holdings Co. Ltd.	1,400	31,088
Sharp Corp.	900	10,112
Shimadzu Corp.	1,200	51,064
Shimano, Inc.	353	98,060
Shimizu Corp.	3,700	23,470
Shin-Etsu Chemical Co. Ltd.	1,755	294,997
Shionogi & Co. Ltd.	1,309	91,752
Shiseido Co. Ltd.	2,006	115,407
Shizuoka Bank Ltd.	3,200	22,648
SMC Corp.	252	161,966
SoftBank Corp.	14,700	203,200
SoftBank Group Corp.	6,200	330,747
Sohgo Security Services Co. Ltd.	400	17,127
Sompo Holdings, Inc.	1,500	62,025
Sony Group Corp.	6,500	794,997
Square Enix Holdings Co. Ltd.	400	20,985
Stanley Electric Co. Ltd.	500	13,058
Subaru Corp.	3,400	64,445
SUMCO Corp.	1,600	35,217
Sumitomo Chemical Co. Ltd.	8,300	38,477
Sumitomo Corp.	5,800	79,328
Sumitomo Dainippon Pharma Co. Ltd.	1,000	12,226
Sumitomo Electric Industries Ltd.	4,300	56,663
Sumitomo Metal Mining Co. Ltd.	1,400	52,428
Sumitomo Mitsui Financial Group, Inc.	6,600	216,214
Sumitomo Mitsui Trust Holdings, Inc.	1,610	50,706
Sumitomo Realty & Development Co. Ltd.	1,639	51,315
Suntory Beverage & Food Ltd.	700	24,802
Suzuki Motor Corp.	1,700	68,957

	Number of Shares	Value
Japan (Continued)
Sysmex Corp.	800	$100,217
T&D Holdings, Inc.	2,900	34,430
Taisei Corp.	900	26,355
Taisho Pharmaceutical Holdings Co. Ltd.	100	4,937
Takeda Pharmaceutical Co. Ltd.	8,087	216,851
TDK Corp.	1,800	71,659
Terumo Corp.	3,500	143,301
TIS, Inc.	1,100	34,158
Tobu Railway Co. Ltd.	1,092	24,780
Toho Co. Ltd.	500	22,338
Tokio Marine Holdings, Inc.	3,234	163,309
Tokyo Century Corp.	200	9,590
Tokyo Electric Power Co. Holdings, Inc.*	8,000	21,445
Tokyo Electron Ltd.	798	422,456
Tokyo Gas Co. Ltd.	1,700	29,252
Tokyu Corp.	3,400	47,254
TOPPAN, Inc.	1,500	22,865
Toray Industries, Inc.	7,200	42,091
Toshiba Corp.	2,051	82,142
Tosoh Corp.	900	12,986
TOTO Ltd.	640	28,480
Toyo Suisan Kaisha Ltd.	400	16,278
Toyota Industries Corp.	800	65,962
Toyota Motor Corp.	54,720	968,680
Toyota Tsusho Corp.	1,000	43,836
Trend Micro, Inc.	600	34,768
Tsuruha Holdings, Inc.	200	22,648
Unicharm Corp.	2,005	86,703
USS Co. Ltd.	1,100	16,213
Welcia Holdings Co. Ltd.	400	14,243
West Japan Railway Co.	1,000	43,332
Yakult Honsha Co. Ltd.	700	35,113
Yamaha Corp.	700	36,042
Yamaha Motor Co. Ltd.	1,300	32,881
Yamato Holdings Co. Ltd.	1,400	31,013
Yaskawa Electric Corp.	1,300	58,539
Yokogawa Electric Corp.	961	18,151
Z Holdings Corp.	14,200	94,470
ZOZO, Inc.	633	20,244

(Cost $16,084,962)		19,766,348

Jordan — 0.0%
Hikma Pharmaceuticals PLC (Cost $28,314)	868	25,570

Kuwait — 0.2%
Agility Public Warehousing Co. KSC	5,817	17,730
Boubyan Bank KSCP*	4,865	12,191
Kuwait Finance House KSCP	25,549	66,892
Mobile Telecommunications Co. KSCP	11,344	21,338
National Bank of Kuwait SAKP	35,195	114,485

(Cost $194,602)		232,636

Luxembourg — 0.2%
ArcelorMittal SA	3,711	100,713
Aroundtown SA	5,086	30,570
Eurofins Scientific SE	692	88,635
Reinet Investments SCA	743	12,307
Tenaris SA	2,552	25,070

(Cost $238,019)		257,295

See Notes to Financial Statements.	23

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2021 (Unaudited)

	Number of Shares	Value
Macau — 0.0%
Sands China Ltd.* (Cost $43,881)	9,660	$22,199

Malaysia — 0.4%
AMMB Holdings Bhd*	6,287	4,717
Axiata Group Bhd	13,276	12,294
CIMB Group Holdings Bhd	40,781	50,159
Dialog Group Bhd	16,100	9,787
DiGi.Com Bhd	21,544	21,332
Fraser & Neave Holdings Bhd	800	4,863
Genting Bhd	10,100	10,552
Genting Malaysia Bhd	21,700	14,273
HAP Seng Consolidated Bhd	2,069	3,734
Hartalega Holdings Bhd	9,900	15,256
Hong Leong Bank Bhd	5,082	21,817
Hong Leong Financial Group Bhd	1,753	7,159
IHH Healthcare Bhd	7,891	12,329
Inari Amertron Bhd	21,000	20,893
IOI Corp. Bhd	12,200	10,660
Kuala Lumpur Kepong Bhd	1,320	6,594
Malayan Banking Bhd	20,504	38,851
Malaysia Airports Holdings Bhd*	9,100	12,381
Maxis Bhd	13,500	15,002
MISC Bhd	6,700	10,579
Nestle Malaysia Bhd	300	9,517
Petronas Chemicals Group Bhd	9,057	18,280
Petronas Dagangan Bhd	1,500	7,088
Petronas Gas Bhd	4,741	18,935
PPB Group Bhd	1,840	7,785
Press Metal Aluminium Holdings Bhd	11,000	13,974
Public Bank Bhd	71,000	66,423
QL Resources Bhd	7,800	8,427
RHB Bank Bhd	7,059	8,850
Sime Darby Plantation Bhd	13,111	11,456
Telekom Malaysia Bhd	4,400	5,809
Tenaga Nasional Bhd	12,300	26,986
Top Glove Corp. Bhd	19,800	13,775
Westports Holdings Bhd	5,300	5,097

(Cost $545,427)		525,634

Mexico — 0.5%
Alfa SAB de CV, Class A	18,971	13,563
America Movil SAB de CV, Series L	191,902	168,342
Arca Continental SAB de CV	2,131	12,996
Becle SAB de CV	4,808	11,012
Cemex SAB de CV, Series CPO*	79,244	49,152
Coca-Cola Femsa SAB de CV	2,724	13,378
Fibra Uno Administracion SA de CV REIT	10,095	9,275
Fomento Economico Mexicano SAB de CV	10,678	75,918
Gruma SAB de CV, Class B	1,161	14,073
Grupo Aeroportuario del Pacifico SAB de CV, Class B*	2,082	24,050
Grupo Aeroportuario del Sureste SAB de CV, Class B	1,116	20,445
Grupo Bimbo SAB de CV, Series A	8,514	22,323
Grupo Carso SAB de CV, Series A1	3,539	10,294
Grupo Financiero Banorte SAB de CV, Class O	13,925	83,209

	Number of Shares	Value
Mexico (Continued)
Grupo Financiero Inbursa SAB de CV, Class O*	13,814	$13,329
Grupo Mexico SAB de CV, Series B	14,862	62,186
Grupo Televisa SAB, Series CPO	12,957	23,935
Industrias Penoles SAB de CV	525	6,437
Kimberly-Clark de Mexico SAB de CV, Class A	7,311	11,480
Megacable Holdings SAB de CV, Series CPO	2,305	6,390
Orbia Advance Corp. SAB de CV	5,998	13,969
Wal-Mart de Mexico SAB de CV	29,113	91,483

(Cost $805,968)		757,239

Netherlands — 3.9%
ABN AMRO Bank NV, 144A	2,234	31,923
Adyen NV, 144A*	99	274,795
Aegon NV	8,104	35,945
Akzo Nobel NV	942	99,269
Argenx SE*	249	69,751
ASM International NV	240	108,003
ASML Holding NV	2,167	1,719,334
Euronext NV, 144A	460	45,308
EXOR NV	490	43,179
Heineken Holding NV	587	48,964
Heineken NV	1,257	125,364
IMCD NV	325	72,279
ING Groep NV	20,162	279,145
JDE Peet’s NV	507	13,857
Just Eat Takeaway.com NV, 144A*	902	56,457
Koninklijke Ahold Delhaize NV	5,444	183,060
Koninklijke DSM NV	900	194,084
Koninklijke KPN NV	17,209	50,763
Koninklijke Philips NV	4,702	166,349
NN Group NV	1,363	67,922
Prosus NV*	4,822	387,835
QIAGEN NV*	1,119	62,184
Randstad NV	656	41,454
Royal Dutch Shell PLC, Class A	21,018	440,817
Royal Dutch Shell PLC, Class B	19,035	399,329
Stellantis NV	10,535	180,889
Universal Music Group NV	3,525	101,182
Wolters Kluwer NV	1,360	153,096

(Cost $4,074,760)		5,452,537

New Zealand — 0.2%
Auckland International Airport Ltd.*	5,276	28,447
Fisher & Paykel Healthcare Corp. Ltd.	3,034	69,017
Mercury NZ Ltd.	2,422	9,951
Meridian Energy Ltd.	7,121	23,085
Ryman Healthcare Ltd. (b)	2,525	21,197
Spark New Zealand Ltd.	10,559	33,150
Xero Ltd.*	639	65,976

(Cost $197,294)		250,823

Norway — 0.4%
Adevinta ASA*	1,461	20,935
Aker BP ASA	661	20,931
DNB Bank ASA	4,483	98,239

See Notes to Financial Statements.	24

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2021 (Unaudited)

	Number of Shares	Value
Norway (Continued)
Equinor ASA	4,888	$123,598
Gjensidige Forsikring ASA	1,151	26,139
Mowi ASA	2,402	54,761
Norsk Hydro ASA	7,606	49,532
Orkla ASA	4,034	36,939
Schibsted ASA, Class A	273	12,203
Schibsted ASA, Class B	602	23,256
Telenor ASA	3,557	52,640
Yara International ASA	904	44,538

(Cost $508,811)		563,711

Peru — 0.1%
Cia de Minas Buenaventura SAA, ADR*(b)	1,102	8,056
Credicorp Ltd.	323	38,114
Southern Copper Corp.	427	24,979

(Cost $88,371)		71,149

Philippines — 0.2%
Aboitiz Equity Ventures, Inc.	4,000	3,898
AC Energy Corp.	59,400	13,298
Ayala Corp.	1,460	24,225
Ayala Land, Inc.	38,500	26,362
Bank of the Philippine Islands	11,880	21,456
BDO Unibank, Inc.	10,090	24,832
Globe Telecom, Inc.	160	10,422
GT Capital Holdings, Inc.	1	11
International Container Terminal Services, Inc.	5,540	21,760
JG Summit Holdings, Inc.	23,280	26,129
Jollibee Foods Corp.	1,750	8,162
Manila Electric Co.	930	5,316
Metropolitan Bank & Trust Co.	491	486
Monde Nissin Corp., 144A*	39,200	13,242
PLDT, Inc.	240	8,002
SM Investments Corp.	1,155	22,465
SM Prime Holdings, Inc.	52,000	38,599
Universal Robina Corp.	4,820	12,723

(Cost $256,324)		281,388

Poland — 0.2%
Allegro.eu SA, 144A*	1,913	18,335
Bank Polska Kasa Opieki SA	822	23,766
CD Projekt SA	356	15,841
Cyfrowy Polsat SA	1,085	9,267
Dino Polska SA, 144A*	338	27,997
InPost SA*	915	10,206
KGHM Polska Miedz SA	713	24,486
LPP SA	6	19,546
Orange Polska SA*	3,647	7,579
PGE Polska Grupa Energetyczna SA*	4,845	9,777
Polski Koncern Naftowy ORLEN SA	1,623	28,404
Polskie Gornictwo Naftowe i Gazownictwo SA	6,505	8,768
Powszechna Kasa Oszczednosci Bank Polski SA*	4,919	52,146
Powszechny Zaklad Ubezpieczen SA	3,365	29,445
Santander Bank Polska SA	155	13,763

(Cost $288,366)		299,326

	Number of Shares	Value
Portugal — 0.1%
EDP — Energias de Portugal SA	14,154	$77,596
Galp Energia SGPS SA	2,789	26,152
Jeronimo Martins SGPS SA	1,145	24,951

(Cost $117,856)		128,699

Qatar — 0.2%
Barwa Real Estate Co.	8,950	7,598
Commercial Bank PSQC	8,970	16,137
Industries Qatar QSC	6,257	24,952
Masraf Al Rayan QSC	16,472	21,941
Mesaieed Petrochemical Holding Co.	20,910	11,945
Ooredoo QPSC	1,983	3,703
Qatar Electricity & Water Co. QSC	1,690	7,659
Qatar Fuel QSC	1,750	8,748
Qatar Gas Transport Co. Ltd.	18,209	16,504
Qatar International Islamic Bank QSC	4,987	12,752
Qatar Islamic Bank SAQ	7,732	36,526
Qatar National Bank QPSC	23,103	123,034

(Cost $234,516)		291,499

Romania — 0.0%
NEPI Rockcastle PLC (Cost $27,523)	2,300	14,266

Russia — 1.0%
Alrosa PJSC	14,578	25,322
Gazprom PJSC	60,473	276,184
Inter RAO UES PJSC	190,879	11,035
LUKOIL PJSC	2,094	186,421
Magnit PJSC, GDR	2,026	31,302
Norilsk Nickel PJSC	336	98,511
Mobile TeleSystems PJSC, ADR	2,755	22,067
Moscow Exchange MICEX-RTS PJSC	7,741	15,864
Novatek PJSC, GDR	467	102,320
Novolipetsk Steel PJSC	6,595	19,270
Ozon Holdings PLC, ADR*	306	12,588
PhosAgro PJSC, GDR	600	13,236
Polymetal International PLC	1,658	31,107
Polyus PJSC	188	36,821
Rosneft Oil Co. PJSC	5,827	44,745
Sberbank of Russia PJSC	54,998	236,664
Severstal PAO	1,187	25,278
Surgutneftegas PJSC	28,260	14,100
Tatneft PJSC	7,194	46,341
United Co RUSAL International PJSC*	19,590	18,297
VK Co. Ltd., GDR*	432	7,317
VTB Bank PJSC	16,181,878	10,456
X5 Retail Group NV, GDR	607	17,103
Yandex NV, Class A*	1,504	109,497

(Cost $1,124,786)		1,411,846

Saudi Arabia — 0.9%
Advanced Petrochemical Co.	842	15,374
Al Rajhi Bank	6,479	228,309
Alinma Bank	4,886	29,668
Almarai Co. JSC	788	10,051
Arab National Bank	2,656	15,490
Bank AlBilad*	2,759	31,550

See Notes to Financial Statements.	25

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2021 (Unaudited)

	Number of Shares	Value
Saudi Arabia (Continued)
Bank Al-Jazira	1,168	$5,654
Banque Saudi Fransi	2,705	28,985
Bupa Arabia for Cooperative Insurance Co.	297	10,687
Dar Al Arkan Real Estate Development Co*	4,027	9,822
Dr Sulaiman Al Habib Medical Services Group Co.	193	8,447
Etihad Etisalat Co.	2,362	19,769
Jarir Marketing Co.	225	11,119
Mobile Telecommunications Co. Saudi Arabia*	2,628	8,588
Mouwasat Medical Services Co.	305	13,886
National Industrialization Co.*	3,705	19,850
National Petrochemical Co.	769	8,199
Rabigh Refining & Petrochemical Co.*	1,926	11,294
Riyad Bank	6,677	49,834
SABIC Agri-Nutrients Co.	1,037	47,709
Sahara International Petrochemical Co.	2,629	26,945
Saudi Arabian Mining Co.*	2,145	40,881
Saudi Arabian Oil Co., 144A	10,456	96,572
Saudi Basic Industries Corp.	4,800	138,437
Saudi British Bank	3,759	30,059
Saudi Cement Co.	623	9,233
Saudi Electricity Co.	6,330	39,820
Saudi Industrial Investment Group	1,267	10,216
Saudi Kayan Petrochemical Co.*	4,804	21,359
Saudi National Bank	11,218	180,608
Saudi Telecom Co.	3,198	94,620
Savola Group	735	6,113
Yanbu National Petrochemical Co.	1,170	19,866

(Cost $1,090,119)		1,299,014

Singapore — 0.8%
Ascendas Real Estate Investment Trust REIT	15,646	33,481
BOC Aviation Ltd., 144A	736	5,196
CapitaLand Integrated Commercial Trust REIT	28,140	43,513
Capitaland Investment Ltd.*	13,257	32,643
City Developments Ltd.	1,600	8,231
DBS Group Holdings Ltd.	9,206	201,519
Genting Singapore Ltd.	40,200	22,684
JOYY, Inc., ADR (b)	268	13,722
Keppel Corp. Ltd.	7,800	29,153
Mapletree Commercial Trust REIT	7,000	10,465
Mapletree Logistics Trust REIT	9,652	13,157
Oversea-Chinese Banking Corp. Ltd.	17,265	138,925
Sea Ltd., ADR*	720	207,411
Singapore Airlines Ltd.*	8,050	28,730
Singapore Exchange Ltd.	4,393	28,749
Singapore Technologies Engineering Ltd.	8,730	24,375
Singapore Telecommunications Ltd.	44,100	76,271
United Overseas Bank Ltd.	6,322	118,003
UOL Group Ltd.	1,500	7,563
Venture Corp. Ltd.	1,500	20,347
Wilmar International Ltd.	9,037	27,219

(Cost $1,107,367)		1,091,357

	Number of Shares	Value
South Africa — 0.9%
Absa Group Ltd. (b)	3,570	$30,077
African Rainbow Minerals Ltd.	563	7,292
Anglo American Platinum Ltd.	333	35,613
AngloGold Ashanti Ltd.	1,885	40,899
Aspen Pharmacare Holdings Ltd.	1,936	29,002
Bid Corp. Ltd.	1,678	32,176
Bidvest Group Ltd.	1,829	20,791
Capitec Bank Holdings Ltd.	403	46,191
Clicks Group Ltd.	1,283	22,869
Discovery Ltd.*	2,493	20,891
Exxaro Resources Ltd.	1,065	10,165
FirstRand Ltd.	26,051	91,445
Gold Fields Ltd.	4,390	51,973
Growthpoint Properties Ltd. REIT	15,906	13,351
Harmony Gold Mining Co. Ltd.	2,006	8,627
Impala Platinum Holdings Ltd.	4,311	54,846
Kumba Iron Ore Ltd.	377	10,749
Mr Price Group Ltd.	1,001	12,524
MTN Group Ltd.*	9,063	92,077
MultiChoice Group	2,441	18,879
Naspers Ltd., Class N*	1,117	172,641
Nedbank Group Ltd.	2,464	25,590
Northam Platinum Holdings Ltd.*	1,927	26,919
Old Mutual Ltd.	18,588	14,200
Pepkor Holdings Ltd., 144A*	10,000	13,788
Rand Merchant Investment Holdings Ltd.	9,460	24,892
Remgro Ltd.	2,877	22,705
Sanlam Ltd.	10,218	35,591
Sasol Ltd.*	2,916	48,649
Shoprite Holdings Ltd.	2,858	35,428
Sibanye Stillwater Ltd.	12,234	38,798
SPAR Group Ltd.	854	8,731
Standard Bank Group Ltd.	6,796	55,393
Tiger Brands Ltd.	977	11,010
Vodacom Group Ltd.	3,172	26,626
Woolworths Holdings Ltd.	5,302	17,201

(Cost $1,161,782)		1,228,599

South Korea — 3.3%
Alteogen, Inc.*	130	7,518
Amorepacific Corp.	143	18,900
AMOREPACIFIC Group	63	2,188
BGF retail Co. Ltd.	34	4,179
Celltrion Healthcare Co. Ltd.*	464	31,639
Celltrion Pharm, Inc.*	53	5,354
Celltrion, Inc.*	481	83,818
Cheil Worldwide, Inc.	320	5,846
CJ CheilJedang Corp.	34	10,132
CJ ENM Co. Ltd.	120	13,718
Coway Co. Ltd.	253	14,419
DB Insurance Co. Ltd.	302	13,678
Doosan Bobcat, Inc.*	409	12,464
Doosan Heavy Industries & Construction Co. Ltd.*	1,368	21,881
Douzone Bizon Co. Ltd.	101	6,411
Ecopro BM Co. Ltd.	64	29,277
E-MART, Inc.	89	10,714

See Notes to Financial Statements.	26

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2021 (Unaudited)

	Number of Shares	Value
South Korea (Continued)
F&F Co. Ltd. / New*	27	$18,865
Green Cross Corp.	32	5,873
GS Engineering & Construction Corp.	342	10,566
GS Holdings Corp.	25	789
Hana Financial Group, Inc.	1,493	49,645
Hankook Tire & Technology Co. Ltd.	342	11,055
Hanmi Pharm. Co. Ltd.	34	7,227
Hanon Systems	837	9,125
Hanwha Solutions Corp.*	499	13,862
HLB, Inc.*	328	9,940
HMM Co. Ltd.*	1,216	24,158
Hotel Shilla Co. Ltd.	152	9,034
HYBE Co. Ltd.*	84	25,775
Hyundai Engineering & Construction Co. Ltd.	246	9,153
Hyundai Glovis Co. Ltd.	90	11,024
Hyundai Heavy Industries Holdings Co. Ltd.	340	15,141
Hyundai Mobis Co. Ltd.	340	63,111
Hyundai Motor Co.	779	128,205
Hyundai Steel Co.	525	16,397
Iljin Materials Co. Ltd.	143	15,469
Industrial Bank of Korea	1,244	10,786
Kakao Corp.	1,578	162,064
Kakao Games Corp.*	182	15,107
KakaoBank Corp.*	725	40,037
Kangwon Land, Inc.*	553	10,242
KB Financial Group, Inc.	2,132	94,764
Kia Corp.	1,419	92,936
Korea Aerospace Industries Ltd.	311	7,147
Korea Electric Power Corp.	1,065	18,603
Korea Investment Holdings Co. Ltd.	206	13,058
Korea Shipbuilding & Offshore Engineering Co. Ltd.*	181	13,332
Korea Zinc Co. Ltd.	70	29,081
Korean Air Lines Co. Ltd.*	650	14,500
Krafton, Inc.*	129	54,623
KT&G Corp.	559	38,540
Kumho Petrochemical Co. Ltd.	50	6,524
L&F Co. Ltd.	136	25,680
LG Chem Ltd.	248	144,888
LG Corp.	411	27,126
LG Display Co. Ltd.*	1,120	18,763
LG Electronics, Inc.	507	49,296
LG Household & Health Care Ltd.	53	47,026
LG Innotek Co. Ltd.	88	22,557
LG Uplus Corp.	922	10,517
Lotte Chemical Corp.	98	16,623
Mirae Asset Securities Co. Ltd.	1,783	12,878
NAVER Corp.	629	201,742
NCSoft Corp.	82	47,009
Netmarble Corp., 144A	128	12,607
NH Investment & Securities Co. Ltd.	483	5,021
Orion Corp.	110	8,991
Pan Ocean Co. Ltd.	1,682	7,320
Pearl Abyss Corp.*	90	9,978
POSCO	353	77,560

	Number of Shares	Value
South Korea (Continued)
POSCO Chemical Co. Ltd.	164	$21,744
S-1 Corp.	77	4,764
Samsung Biologics Co. Ltd., 144A*	91	68,103
Samsung C&T Corp.	485	43,074
Samsung Electro-Mechanics Co. Ltd.	327	45,833
Samsung Electronics Co. Ltd.	24,558	1,474,017
Samsung Engineering Co. Ltd.*	550	9,607
Samsung Fire & Marine Insurance Co. Ltd.	131	22,276
Samsung Heavy Industries Co. Ltd.*	2,773	11,835
Samsung Life Insurance Co. Ltd.	377	18,979
Samsung SDI Co. Ltd.	287	166,223
Samsung SDS Co. Ltd.	146	17,637
Samsung Securities Co. Ltd.	383	14,299
SD Biosensor, Inc.*	464	22,811
Seegene, Inc.	160	10,196
Shin Poong Pharmaceutical Co. Ltd.	149	4,127
Shinhan Financial Group Co. Ltd.	2,493	72,719
SK Biopharmaceuticals Co. Ltd.*	223	17,890
SK Bioscience Co. Ltd.*	97	22,905
SK Chemicals Co. Ltd.	54	6,319
SK Hynix, Inc.	2,799	268,613
SK IE Technology Co. Ltd., 144A*	114	14,923
SK Innovation Co. Ltd.*	284	46,501
SK Square Co. Ltd.*	139	7,957
SK Telecom Co. Ltd.	215	9,864
SK, Inc.	145	31,676
SKC Co. Ltd.	85	14,168
S-Oil Corp.	231	15,537
Woori Financial Group, Inc.	2,236	23,717
Yuhan Corp.	204	9,926

(Cost $3,249,048)		4,631,716

Spain — 1.4%
ACS Actividades de Construccion y Servicios SA	1,324	31,848
Aena SME SA, 144A*	356	52,284
Amadeus IT Group SA*	2,292	146,812
Banco Bilbao Vizcaya Argentaria SA	34,180	182,286
Banco Santander SA	3,531	11,517
Banco Santander SA	84,056	262,152
CaixaBank SA	23,611	60,891
Cellnex Telecom SA, 144A*	2,626	154,983
EDP Renovaveis SA	1,511	38,762
Enagas SA	1,141	25,997
Endesa SA	1,742	39,186
Ferrovial SA	2,471	68,826
Grifols SA	1,408	25,278
Iberdrola SA	30,277	340,075
Industria de Diseno Textil SA	5,567	175,895
Naturgy Energy Group SA	990	27,283
Red Electrica Corp. SA	2,266	48,147
Repsol SA	7,039	78,161
Siemens Gamesa Renewable Energy SA*	1,318	35,171
Telefonica SA (b)	25,279	114,575

(Cost $2,247,264)		1,920,129

See Notes to Financial Statements.	27

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2021 (Unaudited)

	Number of Shares	Value
Sweden — 2.3%
Alfa Laval AB	1,582	$61,434
Assa Abloy AB, Class B (b)	5,042	141,940
Atlas Copco AB, Class A	3,355	206,536
Atlas Copco AB, Class B	1,964	102,606
Boliden AB	1,601	55,335
Electrolux AB, Class B (b)	1,399	31,423
Embracer Group AB*	2,836	30,711
Epiroc AB, Class A	3,030	73,738
Epiroc AB, Class B	2,162	43,669
EQT AB	1,492	88,373
Essity AB, Class B	2,913	93,185
Evolution AB, 144A	878	92,596
Fastighets AB Balder, Class B*	503	37,772
Getinge AB, Class B	1,279	53,753
H & M Hennes & Mauritz AB, Class B (b)	3,543	62,878
Hexagon AB, Class B	9,993	146,312
Husqvarna AB, Class B	2,292	32,376
ICA Gruppen AB	414	24,522
Industrivarden AB, Class A	1,133	33,781
Industrivarden AB, Class C	575	17,023
Investment AB Latour, Class B	811	30,693
Investor AB, Class A	2,565	61,966
Investor AB, Class B	9,648	224,680
Kinnevik AB, Class B*	1,264	45,237
L E Lundbergforetagen AB, Class B	412	22,671
Lifco AB, Class B	1,442	39,235
Lundin Energy AB	1,033	36,609
Nibe Industrier AB, Class B	6,816	97,528
Sagax AB, Class B	996	39,020
Sandvik AB	5,726	142,523
Securitas AB, Class B	1,706	24,713
Sinch AB, 144A*	2,370	31,848
Skandinaviska Enskilda Banken AB, Class A (b)	8,713	127,281
Skanska AB, Class B	1,876	43,386
SKF AB, Class B	2,026	46,585
Svenska Cellulosa AB SCA, Class B	3,351	54,806
Svenska Handelsbanken AB, Class A	7,331	77,933
Swedbank AB, Class A	4,447	89,941
Swedish Match AB	8,166	59,654
Tele2 AB, Class B (b)	2,779	39,795
Telefonaktiebolaget LM Ericsson, Class B	14,828	149,933
Telia Co. AB	13,771	53,324
Volvo AB, Class A	687	15,058
Volvo AB, Class B	7,742	167,816

(Cost $2,520,195)		3,152,198

Switzerland — 6.6%
ABB Ltd.	8,522	296,026
Adecco Group AG	730	34,033
Alcon, Inc.	2,549	201,910
Bachem Holding AG	37	26,761
Baloise Holding AG	257	38,520
Barry Callebaut AG	19	45,117
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	10	123,196
Cie Financiere Richemont SA	2,634	392,209

	Number of Shares	Value
Switzerland (Continued)
Clariant AG*	1,231	$24,203
Coca-Cola HBC AG*	862	26,620
Credit Suisse Group AG	13,249	128,615
EMS-Chemie Holding AG	39	37,256
Geberit AG	186	142,592
Givaudan SA	48	235,281
Glencore PLC*	51,467	244,430
Holcim Ltd.*	2,794	135,280
Julius Baer Group Ltd.	1,100	68,585
Kuehne + Nagel International AG	269	77,267
Logitech International SA	900	71,428
Lonza Group AG	383	309,971
Nestle SA	14,341	1,843,296
Novartis AG	11,479	918,270
Partners Group Holding AG	116	200,904
Roche Holding AG	3,627	1,420,893
Roche Holding AG	155	64,496
Schindler Holding AG	100	24,923
Schindler Holding AG Participation Certificates	211	54,471
SGS SA	33	99,821
Sika AG	727	285,637
Sonova Holding AG	294	110,965
STMicroelectronics NV	3,589	175,531
Straumann Holding AG	54	115,111
Swatch Group AG — Bearer	168	49,665
Swatch Group AG — Registered	290	16,600
Swiss Life Holding AG	159	91,758
Swiss Prime Site AG	329	31,250
Swiss Re AG	1,520	143,117
Swisscom AG	122	67,827
Temenos AG	352	45,186
UBS Group AG	18,469	320,675
VAT Group AG, 144A	157	75,759
Vifor Pharma AG	236	26,529
Zurich Insurance Group AG	769	317,551

(Cost $6,903,234)		9,159,535

Taiwan — 4.3%
Accton Technology Corp.	2,826	29,323
Acer, Inc.	16,145	16,084
Advantech Co. Ltd.	1,562	21,460
ASE Technology Holding Co. Ltd.	16,687	61,216
Asia Cement Corp.	9,867	14,905
ASMedia Technology, Inc.	156	10,913
Asustek Computer, Inc.	2,962	37,552
AU Optronics Corp.	37,038	26,775
Catcher Technology Co. Ltd.	2,747	15,314
Cathay Financial Holding Co. Ltd.	39,943	86,194
Chailease Holding Co. Ltd.	6,249	55,513
Chang Hwa Commercial Bank Ltd.	22,356	13,186
Cheng Shin Rubber Industry Co. Ltd.	9,594	11,559
China Development Financial Holding Corp.	78,751	46,450
China Life Insurance Co. Ltd.	8,914	9,826
China Steel Corp.	62,447	73,105
Chunghwa Telecom Co. Ltd.	17,437	70,238

See Notes to Financial Statements.	28

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2021 (Unaudited)

	Number of Shares	Value
Taiwan (Continued)
Compal Electronics, Inc.	22,036	$18,347
CTBC Financial Holding Co. Ltd.	95,863	84,125
Delta Electronics, Inc.	10,680	98,332
E.Sun Financial Holding Co. Ltd.	80,039	77,579
Eclat Textile Co. Ltd.	1,161	24,260
eMemory Technology, Inc.	364	28,147
Evergreen Marine Corp. Taiwan Ltd.	12,974	58,094
Far Eastern New Century Corp.	15,056	15,108
Far EasTone Telecommunications Co. Ltd.	8,193	18,122
Feng TAY Enterprise Co. Ltd.	2,395	17,529
First Financial Holding Co. Ltd.	56,405	46,861
Formosa Chemicals & Fibre Corp.	18,162	51,015
Formosa Petrochemical Corp.	6,187	21,228
Formosa Plastics Corp.	21,913	80,781
Foxconn Technology Co. Ltd.	4,226	9,910
Fubon Financial Holding Co. Ltd.	40,121	105,481
Giant Manufacturing Co. Ltd.	1,660	18,597
Globalwafers Co. Ltd.	1,095	32,096
Hiwin Technologies Corp.	1,006	10,330
Hon Hai Precision Industry Co. Ltd.	64,450	239,910
Hotai Motor Co. Ltd.	1,345	29,314
Hua Nan Financial Holdings Co. Ltd.	46,185	33,553
Innolux Corp.	42,730	26,817
Inventec Corp.	13,870	12,870
Largan Precision Co. Ltd.	589	42,155
Lite-On Technology Corp.	9,228	20,013
MediaTek, Inc.	7,713	280,175
Mega Financial Holding Co. Ltd.	52,361	64,405
Micro-Star International Co. Ltd.	4,636	27,178
momo.com, Inc.	247	15,813
Nan Ya Plastics Corp.	25,043	74,306
Nan Ya Printed Circuit Board Corp.	945	21,276
Nanya Technology Corp.	6,135	16,372
Nien Made Enterprise Co. Ltd.	661	9,034
Novatek Microelectronics Corp.	2,548	42,658
Oneness Biotech Co. Ltd.*	1,300	13,910
Pegatron Corp.	8,977	21,503
Pou Chen Corp.	11,351	13,084
President Chain Store Corp.	2,267	21,933
Quanta Computer, Inc.	11,072	34,206
Realtek Semiconductor Corp.	1,982	39,562
Ruentex Development Co. Ltd.	5,287	12,208
Shanghai Commercial & Savings Bank Ltd.	19,102	31,843
Shin Kong Financial Holding Co. Ltd.	88,234	33,479
SinoPac Financial Holdings Co. Ltd.	46,659	25,675
Synnex Technology International Corp.	7,783	16,347
Taishin Financial Holding Co. Ltd.	44,205	29,571
Taiwan Cement Corp.	26,727	44,217
Taiwan Cooperative Financial Holding Co. Ltd.	58,146	49,667
Taiwan High Speed Rail Corp.	9,687	10,330
Taiwan Mobile Co. Ltd.	9,988	34,845
Taiwan Semiconductor Manufacturing Co. Ltd.	126,378	2,708,960
Unimicron Technology Corp.	6,000	49,201
Uni-President Enterprises Corp.	25,189	59,248

	Number of Shares	Value
Taiwan (Continued)
United Microelectronics Corp.	59,818	$137,043
Vanguard International Semiconductor Corp.	4,502	25,097
Voltronic Power Technology Corp.	382	21,776
Wan Hai Lines Ltd.	3,300	18,574
Win Semiconductors Corp.	1,988	25,919
Winbond Electronics Corp.	12,252	14,123
Wistron Corp.	8,893	9,147
Wiwynn Corp.	519	19,599
WPG Holdings Ltd.	10,759	19,464
Yageo Corp.	2,101	34,495
Yang Ming Marine Transport Corp.*	7,000	29,078
Yuanta Financial Holding Co. Ltd.	50,529	43,070
Zhen Ding Technology Holding Ltd.	2,151	7,581

(Cost $3,128,726)		6,026,159

Thailand — 0.5%
Advanced Info Service PCL, NVDR	6,800	41,570
Airports of Thailand PCL, NVDR	24,100	42,732
Bangkok Dusit Medical Services PCL, NVDR	56,000	37,059
Bangkok Expressway & Metro PCL, NVDR	59,300	14,870
Berli Jucker PCL, NVDR	6,900	6,757
BTS Group Holdings PCL, NVDR	42,600	11,631
Bumrungrad Hospital PCL, NVDR	1,700	7,265
Central Pattana PCL, NVDR	14,900	22,993
Central Retail Corp. PCL, NVDR	9,100	8,642
Charoen Pokphand Foods PCL, NVDR	21,500	15,185
CP ALL PCL, NVDR	33,800	58,678
Delta Electronics Thailand PCL, NVDR	1,200	15,882
Electricity Generating PCL, NVDR	1,600	7,882
Energy Absolute PCL, NVDR	9,000	21,901
Global Power Synergy PCL, Class F	4,900	10,688
Gulf Energy Development PCL, NVDR	17,510	20,395
Home Product Center PCL, NVDR	26,900	10,857
Indorama Ventures PCL, NVDR	9,500	11,065
Intouch Holdings PCL, NVDR	5,700	12,306
Krung Thai Bank PCL, NVDR	24,100	8,082
Krungthai Card PCL, NVDR	5,100	8,097
Land & Houses PCL, NVDR	49,100	12,167
Minor International PCL, NVDR*	17,794	14,389
PTT Exploration & Production PCL, NVDR	8,000	26,946
PTT Global Chemical PCL, NVDR	7,800	13,020
PTT Oil & Retail Business PCL, NVDR	15,000	11,128
PTT PCL, NVDR	46,900	49,409
Ratch Group PCL, NVDR	4,600	5,904
SCG Packaging PCL, NVDR	7,200	13,247
Siam Cement PCL	700	7,728
Siam Cement PCL, NVDR	4,300	47,469
Siam Commercial Bank PCL, NVDR	4,100	14,844
Srisawad Corp. PCL, NVDR	4,500	8,012
Thai Oil PCL, NVDR	9,600	13,247
Thai Union Group PCL, NVDR	18,300	10,698
True Corp. PCL, NVDR	60,100	8,061

(Cost $734,845)		650,806

See Notes to Financial Statements.	29

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2021 (Unaudited)

	Number of Shares	Value
Turkey — 0.1%
Akbank TAS	23,233	$11,066
Aselsan Elektronik Sanayi Ve Ticaret AS	7,557	12,002
BIM Birlesik Magazalar AS	2,277	11,545
Eregli Demir ve Celik Fabrikalari TAS	7,785	12,819
Ford Otomotiv Sanayi AS	265	4,763
KOC Holding AS	4,622	9,637
Turkcell Iletisim Hizmetleri AS	5,343	7,377
Turkiye Garanti Bankasi AS	12,741	10,630
Turkiye Petrol Rafinerileri AS*	899	9,963

(Cost $151,123)		89,802

United Arab Emirates — 0.3%
Abu Dhabi Commercial Bank PJSC	12,383	28,656
Abu Dhabi Islamic Bank PJSC	11,262	19,868
Abu Dhabi National Oil Co. for Distribution PJSC	13,198	14,876
Aldar Properties PJSC	19,526	21,370
Dubai Islamic Bank PJSC	24,164	33,946
Emaar Properties PJSC	14,089	17,989
Emirates NBD Bank PJSC	12,876	46,272
Emirates Telecommunications Group Co. PJSC	19,702	171,322
First Abu Dhabi Bank PJSC	21,551	112,534

(Cost $387,200)		466,833

United Kingdom — 7.6%
3i Group PLC	4,766	87,916
abrdn PLC	10,850	33,665
Admiral Group PLC	859	33,782
Anglo American PLC	6,443	237,529
Ashtead Group PLC	2,387	191,872
Associated British Foods PLC	1,842	47,109
AstraZeneca PLC	7,961	876,241
Auto Trader Group PLC, 144A	5,070	49,398
AVEVA Group PLC	712	30,368
Aviva PLC	19,518	99,938
BAE Systems PLC	15,307	111,600
Barclays PLC	88,004	215,613
Barratt Developments PLC	5,891	54,640
Berkeley Group Holdings PLC	643	36,635
BP PLC	103,898	449,704
British American Tobacco PLC	11,225	377,696
British Land Co. PLC REIT	4,865	32,920
BT Group PLC*	44,660	94,201
Bunzl PLC	1,880	71,709
Burberry Group PLC	2,316	54,134
CNH Industrial NV	5,237	87,040
Coca-Cola Europacific Partners PLC	1,054	52,036
Compass Group PLC*	9,142	177,817
Croda International PLC	671	90,266
Diageo PLC	12,166	614,766
Entain PLC*	2,855	63,372
Evraz PLC	3,276	25,096
Ferguson PLC	1,144	174,436
GlaxoSmithKline PLC	25,572	518,645
Halma PLC	1,990	79,425
Hargreaves Lansdown PLC	1,785	31,740

	Number of Shares	Value
United Kingdom (Continued)
HSBC Holdings PLC	105,007	$585,640
Imperial Brands PLC	4,855	99,566
Informa PLC*	7,593	47,159
InterContinental Hotels Group PLC*	1,053	62,306
Intertek Group PLC	847	60,153
J Sainsbury PLC	8,339	30,676
JD Sports Fashion PLC	13,560	40,198
Johnson Matthey PLC	1,058	29,493
Kingfisher PLC	11,180	47,105
Land Securities Group PLC REIT	3,442	33,280
Legal & General Group PLC	30,162	113,081
Lloyds Banking Group PLC	357,625	222,592
London Stock Exchange Group PLC	1,705	147,437
M&G PLC	14,684	36,500
Melrose Industries PLC	20,938	40,378
Mondi PLC	2,599	59,435
National Grid PLC	18,504	247,718
NatWest Group PLC	30,633	86,614
Next PLC	661	69,115
Ocado Group PLC*	2,359	56,331
Pearson PLC	4,380	34,555
Persimmon PLC	1,538	55,984
Phoenix Group Holdings PLC	2,864	24,385
Prudential PLC	13,233	224,566
Reckitt Benckiser Group PLC	3,601	292,617
RELX PLC	9,847	306,054
Rentokil Initial PLC	8,787	71,707
Rio Tinto PLC	5,681	348,457
Rolls-Royce Holdings PLC*	43,202	70,384
Sage Group PLC	6,226	63,907
Schroders PLC	655	29,932
Segro PLC REIT	6,078	113,896
Severn Trent PLC	1,216	46,673
Smith & Nephew PLC	4,378	70,889
Smiths Group PLC	2,300	44,109
Spirax-Sarco Engineering PLC	398	82,733
SSE PLC	5,309	109,582
St James’s Place PLC	2,751	56,655
Standard Chartered PLC	13,010	72,014
Taylor Wimpey PLC	20,583	43,224
Tesco PLC	38,668	142,323
Unilever PLC	13,509	693,320
United Utilities Group PLC	3,100	44,712
Vodafone Group PLC	145,134	211,049
Whitbread PLC*	931	34,706
WPP PLC	6,019	83,412

(Cost $10,853,750)		10,587,931

United States — 0.1%
Bausch Health Cos., Inc.*	1,690	40,112
Brookfield Renewable Corp., Class A	609	22,645
Legend Biotech Corp., ADR*	266	13,702
Parade Technologies Ltd.	433	33,170

(Cost $112,167)		109,629

TOTAL COMMON STOCKS (Cost $112,222,936)		133,547,095

See Notes to Financial Statements.	30

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2021 (Unaudited)

	Number of Shares	Value
PREFERRED STOCKS — 0.9%
Brazil — 0.3%
Alpargatas SA	1,066	$7,412
Banco Bradesco SA	25,979	92,006
Bradespar SA	857	7,584
Braskem SA, Class A*	1,034	9,205
Centrais Eletricas Brasileiras SA, Class B	2,235	12,742
Cia Energetica de Minas Gerais	4,398	10,279
Gerdau SA	4,611	21,161
Itau Unibanco Holding SA	24,308	96,768
Itausa SA	21,785	37,472
Petroleo Brasileiro SA	23,763	124,398

(Cost $422,663)		419,027

Chile — 0.1%
Sociedad Quimica y Minera de Chile SA, Class B (Cost $25,914)	769	48,424

Colombia — 0.0%
Bancolombia SA (Cost $22,691)	2,425	19,667

Germany — 0.3%
Bayerische Motoren Werke AG	210	16,529
FUCHS PETROLUB SE	425	19,087
Henkel AG & Co. KGaA	925	73,118
Porsche Automobil Holding SE	863	72,602
Sartorius AG	138	94,999
Volkswagen AG	947	173,622

(Cost $437,055)		449,957

Russia — 0.0%
Surgutneftegas PJSC (Cost $21,591)	39,214	19,873

South Korea — 0.2%
Hyundai Motor Co.	289	22,090
Hyundai Motor Co.—2nd Preferred	156	12,174
LG Chem Ltd.	22	5,982
LG Household & Health Care Ltd.	17	8,529
Samsung Electronics Co. Ltd.	4,217	226,843

(Cost $158,753)		275,618

TOTAL PREFERRED STOCKS (Cost $1,088,667)		1,232,566

	Principal Amount
CORPORATE BONDS — 0.0%
India — 0.0%
Britannia Industries Ltd. 8.00%, 8/28/22	INR 9,360	127
Series N3, 5.50%, 6/3/24	INR 17,168	229

(Cost $132)		356

TOTAL CORPORATE BONDS (Cost $132)		356

	Number of Shares	Value
RIGHTS — 0.0%
China — 0.0%
CIFI Holdings Group Co. Ltd.*, expires 12/27/21 (Cost $0)	628	$20

Germany — 0.0%
Vonovia SE*, expires 1/7/22 (Cost $0)	2,831	9,985

Singapore — 0.0%
Mapletree Industrial Trust*, expires 12/21/21 (Cost $0)	357	5

Thailand — 0.0%
Charoen Pokphand Foods PCL* , expires 12/31/22 (c)	307	0
CP ALL PCL* , expires 12/31/21 (c)	2,253	0

(Cost $0)		0

TOTAL RIGHTS (Cost $0)		10,010

WARRANTS — 0.0%
Switzerland — 0.0%
Cie Financiere Richemont SA*, expires 11/22/23 (Cost $0)	4,502	4,904

Thailand — 0.0%
BTS Group Holdings PCL*, expires 9/5/22	1,980	48
BTS Group Holdings PCL*, expires 11/7/24	3,960	60
BTS Group Holdings PCL*(c), expires 11/20/26	7,920	68

(Cost $0)		176

TOTAL WARRANTS (Cost $0)		5,080

SECURITIES LENDING COLLATERAL — 0.8%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (e)(f) (Cost $1,087,572)	1,087,572	1,087,572

CASH EQUIVALENTS — 3.9%
DWS Government Money Market Series “Institutional Shares”, 0.04% (e) (Cost $5,435,979)	5,435,979	5,435,979

TOTAL INVESTMENTS — 101.8% (Cost $119,835,286)		$141,318,658
Other assets and liabilities, net — (1.8%)		(2,458,910)

NET ASSETS — 100.0%		$138,859,748

See Notes to Financial Statements.	31

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2021 (Unaudited)

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2021 is as follows:

Value ($) at 5/31/2021	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2021	Value ($) at 11/30/2021
COMMON STOCKS — 0.1%
Germany — 0.1%
Deutsche Bank AG *(d)
132,123	23,260	—		—	(26,159)	—	—	10,689	129,224

SECURITIES LENDING COLLATERAL — 0.8%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (e)(f)
2,372,722	–	(1,285,150	) (g)	—	—	73	—	1,087,572	1,087,572

CASH EQUIVALENTS — 3.9%
DWS Government Money Market Series “Institutional Shares”, 0.04% (e)
1,498,682	18,934,029	(14,996,732)		—	—	682	—	5,435,979	5,435,979

4,003,527	18,957,289	(16,281,882)		—	(26,159)	755	—	6,534,240	6,652,775

*	Non-income producing security.
(a)	Stapled Security — A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2021 amounted to $1,953,624, which is 1.4% of net assets.

(c)	Investment was valued using significant unobservable inputs.
(d)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(e)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(f)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $968,472.

(g)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2021.

ADR:	American Depositary Receipt
CDI:	Chess Depositary Interest
CPO:	Ordinary Participation Certificates
GDR:	Global Depositary Receipt
JSC:	Joint Stock Company
KSC:	Kuwait Shareholding Company
KSCP:	Kuwait Shareholding Company Public
NVDR:	Non Voting Depositary Receipt
PJSC:	Public Joint Stock Company
PSQC:	Public Shareholders Qatari Company
QPSC:	Qatari Public Shareholders Company
QSC:	Qatari Shareholders Company
REIT:	Real Estate Investment Trust
SAE:	Societe Anonyme Egyptienne
SAQ:	Societe Anonyme Qatar
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At November 30, 2021, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)
MSCI EAFE Futures	USD	26	$3,035,780	$2,906,150	12/17/2021	$(129,630)
MSCI Emerging Markets Index Future	USD	23	1,445,004	1,394,145	12/17/2021	(50,859)
MINI S&P/TSX 60 Futures	CAD	7	336,374	341,383	12/16/2021	5,009

Total net unrealized depreciation						$(175,480)

See Notes to Financial Statements.	32

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2021 (Unaudited)

As of November 30, 2021, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
Citigroup Global Markets	12/3/2021	AUD	283,000	USD	212,544	$10,797	$—
Citigroup Global Markets	12/3/2021	AUD	1,229,900	USD	923,630	46,851	—
JP Morgan & Chase Co.	12/3/2021	AUD	3,594,200	USD	2,699,623	137,366	—
RBC Capital Markets	12/3/2021	AUD	3,545,000	USD	2,662,880	135,696	—
Citigroup Global Markets	12/3/2021	BRL	1,011,200	USD	178,194	—	(1,558)
JP Morgan & Chase Co.	12/3/2021	BRL	4,694,800	USD	827,015	—	(7,539)
RBC Capital Markets	12/3/2021	BRL	4,392,600	USD	774,504	—	(6,331)
Citigroup Global Markets	12/3/2021	CAD	668,000	USD	538,848	15,905	—
Citigroup Global Markets	12/3/2021	CAD	4,019,500	USD	3,242,604	95,949	—
JP Morgan & Chase Co.	12/3/2021	CAD	4,045,000	USD	3,263,184	96,565	—
RBC Capital Markets	12/3/2021	CAD	4,554,900	USD	3,674,551	108,759	—
Citigroup Global Markets	12/3/2021	CHF	355,000	USD	388,797	2,050	—
Citigroup Global Markets	12/3/2021	CHF	2,643,500	USD	2,895,146	15,243	—
JP Morgan & Chase Co.	12/3/2021	CHF	2,460,600	USD	2,694,906	14,259	—
RBC Capital Markets	12/3/2021	CHF	2,826,300	USD	3,095,429	16,378	—
Citigroup Global Markets	12/3/2021	CLP	102,090,400	USD	125,625	2,278	—
JP Morgan & Chase Co.	12/3/2021	CLP	13,480,400	USD	16,572	285	—
JP Morgan & Chase Co.	12/3/2021	CNH	10,327,200	USD	1,609,225	—	(12,492)
RBC Capital Markets	12/3/2021	CNH	2,474,300	USD	385,535	—	(3,013)
Citigroup Global Markets	12/3/2021	COP	204,235,700	USD	53,828	2,723	—
JP Morgan & Chase Co.	12/3/2021	COP	23,380,500	USD	6,155	304	—
Citigroup Global Markets	12/3/2021	CZK	1,161,500	USD	52,277	639	—
JP Morgan & Chase Co.	12/3/2021	DKK	970,000	USD	150,984	3,050	—
JP Morgan & Chase Co.	12/3/2021	DKK	7,156,900	USD	1,113,988	22,487	—
RBC Capital Markets	12/3/2021	DKK	7,880,700	USD	1,226,674	24,786	—
Citigroup Global Markets	12/3/2021	EUR	8,472,800	USD	9,810,443	200,042	—
JP Morgan & Chase Co.	12/3/2021	EUR	8,880,100	USD	10,282,339	209,952	—
RBC Capital Markets	12/3/2021	EUR	742,000	USD	859,177	17,553	—
RBC Capital Markets	12/3/2021	EUR	8,071,500	USD	9,346,216	190,995	—
Citigroup Global Markets	12/3/2021	GBP	184,000	USD	252,218	7,486	—
Citigroup Global Markets	12/3/2021	GBP	3,120,000	USD	4,276,656	126,855	—
JP Morgan & Chase Co.	12/3/2021	GBP	3,281,400	USD	4,497,976	133,502	—
RBC Capital Markets	12/3/2021	GBP	3,145,400	USD	4,311,563	127,979	—
Citigroup Global Markets	12/3/2021	HKD	1,361,000	USD	174,965	432	—
Citigroup Global Markets	12/3/2021	HKD	27,035,500	USD	3,475,648	8,663	—
JP Morgan & Chase Co.	12/3/2021	HKD	30,801,600	USD	3,959,863	9,920	—
RBC Capital Markets	12/3/2021	HKD	38,370,300	USD	4,932,898	12,358	—
Citigroup Global Markets	12/3/2021	HUF	17,124,900	USD	54,984	1,682	—
JP Morgan & Chase Co.	12/3/2021	HUF	16,042,500	USD	51,515	1,582	—
JP Morgan & Chase Co.	12/3/2021	IDR	3,953,831,100	USD	277,793	1,824	—
JP Morgan & Chase Co.	12/3/2021	IDR	853,775,000	USD	59,780	188	—
RBC Capital Markets	12/3/2021	IDR	3,734,227,700	USD	262,051	1,409	—
Citigroup Global Markets	12/3/2021	ILS	650,100	USD	205,950	—	(338)
RBC Capital Markets	12/3/2021	ILS	391,000	USD	123,871	—	(200)
Citigroup Global Markets	12/3/2021	INR	91,947,800	USD	1,222,856	—	(253)
JP Morgan & Chase Co.	12/3/2021	INR	276,769,900	USD	3,681,675	21	—
Citigroup Global Markets	12/3/2021	JPY	927,140,700	USD	8,132,314	—	(70,546)
JP Morgan & Chase Co.	12/3/2021	JPY	726,305,800	USD	6,370,858	—	(55,119)
RBC Capital Markets	12/3/2021	JPY	769,532,600	USD	6,750,114	—	(58,311)
Citigroup Global Markets	12/3/2021	KRW	1,938,771,500	USD	1,657,764	25,725	—
JP Morgan & Chase Co.	12/3/2021	KRW	2,136,251,100	USD	1,827,246	28,971	—
RBC Capital Markets	12/3/2021	KRW	2,003,441,900	USD	1,712,929	26,452	—
Citigroup Global Markets	12/3/2021	MXN	8,562,600	USD	414,871	15,801	—
JP Morgan & Chase Co.	12/3/2021	MXN	4,106,600	USD	198,995	7,602	—
RBC Capital Markets	12/3/2021	MXN	4,148,000	USD	200,974	7,652	—
RBC Capital Markets	12/3/2021	MYR	2,257,600	USD	543,542	7,543	—

See Notes to Financial Statements.	33

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2021 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
Citigroup Global Markets	12/3/2021	NOK	5,166,200	USD	610,572	$39,385	$—
JP Morgan & Chase Co.	12/3/2021	NZD	54,300	USD	38,843	1,784	—
RBC Capital Markets	12/3/2021	NZD	238,100	USD	170,323	7,824	—
JP Morgan & Chase Co.	12/3/2021	PHP	561,200	USD	11,107	—	(30)
RBC Capital Markets	12/3/2021	PHP	12,357,800	USD	244,419	—	(827)
Citigroup Global Markets	12/3/2021	PLN	1,073,200	USD	268,976	7,733	—
JP Morgan & Chase Co.	12/3/2021	PLN	150,900	USD	37,824	1,092	—
Citigroup Global Markets	12/3/2021	RUB	52,802,600	USD	744,212	31,589	—
Citigroup Global Markets	12/3/2021	RUB	4,021,000	USD	56,371	2,104	—
JP Morgan & Chase Co.	12/3/2021	RUB	50,069,300	USD	705,574	29,840	—
JP Morgan & Chase Co.	12/3/2021	SEK	1,174,000	USD	136,724	6,483	—
JP Morgan & Chase Co.	12/3/2021	SEK	14,937,100	USD	1,739,593	82,504	—
RBC Capital Markets	12/3/2021	SEK	13,478,800	USD	1,569,770	74,461	—
JP Morgan & Chase Co.	12/3/2021	SGD	764,700	USD	566,993	6,596	—
RBC Capital Markets	12/3/2021	SGD	470,500	USD	348,857	4,059	—
JP Morgan & Chase Co.	12/3/2021	THB	22,168,100	USD	664,113	6,242	—
JP Morgan & Chase Co.	12/3/2021	TRY	911,400	USD	93,365	26,877	—
Citigroup Global Markets	12/3/2021	TWD	55,604,700	USD	2,004,011	4,188	—
Citigroup Global Markets	12/3/2021	TWD	2,756,000	USD	99,140	21	—
JP Morgan & Chase Co.	12/3/2021	TWD	52,957,400	USD	1,908,375	3,761	—
RBC Capital Markets	12/3/2021	TWD	58,839,200	USD	2,120,484	4,332	—
Goldman Sachs & Co.	12/3/2021	USD	1,072,726	AUD	1,512,900	5,800	—
JP Morgan & Chase Co.	12/3/2021	USD	2,548,478	AUD	3,594,200	13,780	—
RBC Capital Markets	12/3/2021	USD	2,513,596	AUD	3,545,000	13,587	—
Goldman Sachs & Co.	12/3/2021	USD	178,953	BRL	1,011,200	799	—
JP Morgan & Chase Co.	12/3/2021	USD	132,095	BRL	750,000	1,226	—
JP Morgan & Chase Co.	12/3/2021	USD	697,306	BRL	3,944,800	3,927	—
RBC Capital Markets	12/3/2021	USD	777,486	BRL	4,392,600	3,349	—
Goldman Sachs & Co.	12/3/2021	USD	3,654,116	CAD	4,687,500	15,482	—
JP Morgan & Chase Co.	12/3/2021	USD	3,153,249	CAD	4,045,000	13,370	—
RBC Capital Markets	12/3/2021	USD	3,550,748	CAD	4,554,900	15,044	—
Goldman Sachs & Co.	12/3/2021	USD	3,240,301	CHF	2,998,500	26,349	—
JP Morgan & Chase Co.	12/3/2021	USD	2,658,958	CHF	2,460,600	21,689	—
RBC Capital Markets	12/3/2021	USD	3,054,215	CHF	2,826,300	24,836	—
Goldman Sachs & Co.	12/3/2021	USD	122,541	CLP	102,090,400	806	—
JP Morgan & Chase Co.	12/3/2021	USD	16,273	CLP	13,480,400	14	—
JP Morgan & Chase Co.	12/3/2021	USD	1,619,483	CNH	10,327,200	2,234	—
RBC Capital Markets	12/3/2021	USD	387,992	CNH	2,474,300	556	—
Goldman Sachs & Co.	12/3/2021	USD	50,961	COP	204,235,700	144	—
JP Morgan & Chase Co.	12/3/2021	USD	5,831	COP	23,380,500	20	—
Goldman Sachs & Co.	12/3/2021	USD	51,390	CZK	1,161,500	248	—
JP Morgan & Chase Co.	12/3/2021	USD	1,230,016	DKK	8,126,900	9,420	—
RBC Capital Markets	12/3/2021	USD	1,192,773	DKK	7,880,700	9,115	—
Goldman Sachs & Co.	12/3/2021	USD	9,537,153	EUR	8,472,800	73,248	—
JP Morgan & Chase Co.	12/3/2021	USD	9,995,441	EUR	8,880,100	76,947	—
RBC Capital Markets	12/3/2021	USD	9,920,661	EUR	8,813,500	76,185	—
Goldman Sachs & Co.	12/3/2021	USD	4,371,192	GBP	3,304,000	23,341	—
JP Morgan & Chase Co.	12/3/2021	USD	4,341,302	GBP	3,281,400	23,171	—
RBC Capital Markets	12/3/2021	USD	4,161,374	GBP	3,145,400	22,211	—
Goldman Sachs & Co.	12/3/2021	USD	3,642,515	HKD	28,396,500	—	(998)
JP Morgan & Chase Co.	12/3/2021	USD	3,951,025	HKD	30,801,600	—	(1,082)
RBC Capital Markets	12/3/2021	USD	4,921,901	HKD	38,370,300	—	(1,361)
Goldman Sachs & Co.	12/3/2021	USD	52,768	HUF	17,124,900	534	—
JP Morgan & Chase Co.	12/3/2021	USD	49,434	HUF	16,042,500	499	—
JP Morgan & Chase Co.	12/3/2021	USD	335,492	IDR	4,807,606,100	69	—
RBC Capital Markets	12/3/2021	USD	260,443	IDR	3,734,227,700	199	—
Goldman Sachs & Co.	12/3/2021	USD	206,338	ILS	650,100	—	(50)
RBC Capital Markets	12/3/2021	USD	124,104	ILS	391,000	—	(33)

See Notes to Financial Statements.	34

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2021 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs & Co.	12/3/2021	USD	1,224,526	INR	91,947,800	$—	$(1,416)
JP Morgan & Chase Co.	12/3/2021	USD	3,682,900	INR	276,769,900	—	(1,246)
Citigroup Global Markets	12/3/2021	USD	491,056	JPY	55,975,000	4,182	—
Goldman Sachs & Co.	12/3/2021	USD	7,672,454	JPY	871,165,700	35,168	—
JP Morgan & Chase Co.	12/3/2021	USD	6,396,662	JPY	726,305,800	29,315	—
RBC Capital Markets	12/3/2021	USD	6,777,366	JPY	769,532,600	31,059	—
Goldman Sachs & Co.	12/3/2021	USD	1,632,375	KRW	1,938,771,500	—	(336)
JP Morgan & Chase Co.	12/3/2021	USD	1,723,993	KRW	2,047,931,100	—	(65)
JP Morgan & Chase Co.	12/3/2021	USD	75,158	KRW	88,320,000	—	(811)
RBC Capital Markets	12/3/2021	USD	1,687,038	KRW	2,003,441,900	—	(561)
Goldman Sachs & Co.	12/3/2021	USD	398,344	MXN	8,562,600	726	—
JP Morgan & Chase Co.	12/3/2021	USD	191,098	MXN	4,106,600	295	—
RBC Capital Markets	12/3/2021	USD	192,998	MXN	4,148,000	325	—
RBC Capital Markets	12/3/2021	USD	536,247	MYR	2,257,600	—	(249)
Goldman Sachs & Co.	12/3/2021	USD	567,003	NOK	5,166,200	4,184	—
JP Morgan & Chase Co.	12/3/2021	USD	36,853	NZD	54,300	205	—
RBC Capital Markets	12/3/2021	USD	161,593	NZD	238,100	906	—
JP Morgan & Chase Co.	12/3/2021	USD	11,145	PHP	561,200	—	(8)
RBC Capital Markets	12/3/2021	USD	245,389	PHP	12,357,800	—	(143)
Goldman Sachs & Co.	12/3/2021	USD	259,459	PLN	1,073,200	1,784	—
JP Morgan & Chase Co.	12/3/2021	USD	36,482	PLN	150,900	251	—
Goldman Sachs & Co.	12/3/2021	USD	758,409	RUB	56,823,600	8,481	—
JP Morgan & Chase Co.	12/3/2021	USD	669,465	RUB	50,069,300	6,269	—
JP Morgan & Chase Co.	12/3/2021	USD	1,775,387	SEK	16,111,100	11,944	—
RBC Capital Markets	12/3/2021	USD	1,485,328	SEK	13,478,800	9,981	—
JP Morgan & Chase Co.	12/3/2021	USD	557,709	SGD	764,700	2,688	—
RBC Capital Markets	12/3/2021	USD	343,143	SGD	470,500	1,655	—
JP Morgan & Chase Co.	12/3/2021	USD	656,444	THB	22,168,100	1,428	—
JP Morgan & Chase Co.	12/3/2021	USD	68,641	TRY	911,400	—	(2,153)
Goldman Sachs & Co.	12/3/2021	USD	2,103,088	TWD	58,360,700	—	(4,145)
JP Morgan & Chase Co.	12/3/2021	USD	1,914,238	TWD	52,957,400	—	(9,625)
RBC Capital Markets	12/3/2021	USD	2,124,159	TWD	58,839,200	—	(8,006)
JP Morgan & Chase Co.	12/3/2021	USD	591,822	ZAR	9,483,200	4,149	—
RBC Capital Markets	12/3/2021	USD	623,984	ZAR	9,999,600	4,439	—
JP Morgan & Chase Co.	12/3/2021	ZAR	9,483,200	USD	621,572	25,601	—
RBC Capital Markets	12/3/2021	ZAR	9,999,600	USD	655,454	27,030	—
Citigroup Global Markets	12/6/2021	EGP	632,000	USD	39,822	—	(228)
Citigroup Global Markets	12/6/2021	KWD	70,000	USD	231,988	614	—
Citigroup Global Markets	12/6/2021	QAR	1,070,500	USD	293,916	—	(97)
Citigroup Global Markets	12/6/2021	SAR	4,894,000	USD	1,304,301	—	(188)
Citigroup Global Markets	12/6/2021	SAR	401,000	USD	106,862	—	(24)
Goldman Sachs & Co.	12/6/2021	USD	40,128	EGP	632,000	—	(78)
Goldman Sachs & Co.	12/6/2021	USD	231,405	KWD	70,000	—	(31)
Goldman Sachs & Co.	12/6/2021	USD	1,411,398	SAR	5,295,000	—	(23)
Citigroup Global Markets	12/7/2021	AED	1,162,100	USD	316,355	—	(24)
Goldman Sachs & Co.	12/7/2021	USD	316,381	AED	1,162,100	—	(2)
Goldman Sachs & Co.	1/5/2022	AED	1,162,100	USD	316,364	—	(7)
JP Morgan & Chase Co.	1/5/2022	AED	575,000	USD	156,536	—	(3)
Goldman Sachs & Co.	1/5/2022	AUD	1,512,900	USD	1,073,271	—	(5,777)
JP Morgan & Chase Co.	1/5/2022	AUD	3,594,200	USD	2,549,690	—	(13,808)
RBC Capital Markets	1/5/2022	AUD	3,545,000	USD	2,514,706	—	(13,701)
Goldman Sachs & Co.	1/5/2022	BRL	1,011,200	USD	177,804	—	(653)
JP Morgan & Chase Co.	1/5/2022	BRL	3,944,800	USD	692,739	—	(3,443)
RBC Capital Markets	1/5/2022	BRL	4,392,600	USD	772,495	—	(2,714)
Goldman Sachs & Co.	1/5/2022	CAD	4,687,500	USD	3,655,852	—	(15,342)
JP Morgan & Chase Co.	1/5/2022	CAD	159,000	USD	124,168	—	(359)
JP Morgan & Chase Co.	1/5/2022	CAD	4,045,000	USD	3,154,746	—	(13,249)
RBC Capital Markets	1/5/2022	CAD	4,554,900	USD	3,552,435	—	(14,908)

See Notes to Financial Statements.	35

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2021 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs & Co.	1/5/2022	CHF	2,998,500	USD	3,245,235	$—	$(26,382)
JP Morgan & Chase Co.	1/5/2022	CHF	2,460,600	USD	2,662,929	—	(21,794)
RBC Capital Markets	1/5/2022	CHF	2,826,300	USD	3,058,773	—	(24,960)
Goldman Sachs & Co.	1/5/2022	CLP	102,090,400	USD	122,093	—	(789)
JP Morgan & Chase Co.	1/5/2022	CLP	13,480,400	USD	16,205	—	(21)
JP Morgan & Chase Co.	1/5/2022	CNH	10,327,200	USD	1,615,253	—	(1,971)
RBC Capital Markets	1/5/2022	CNH	2,474,300	USD	386,981	—	(490)
Goldman Sachs & Co.	1/5/2022	COP	204,235,700	USD	50,761	—	(151)
JP Morgan & Chase Co.	1/5/2022	COP	23,380,500	USD	5,807	—	(22)
Goldman Sachs & Co.	1/5/2022	CZK	1,161,500	USD	51,362	—	(250)
JP Morgan & Chase Co.	1/5/2022	DKK	8,126,900	USD	1,231,572	—	(9,497)
RBC Capital Markets	1/5/2022	DKK	7,880,700	USD	1,194,290	—	(9,182)
Goldman Sachs & Co.	1/5/2022	EGP	632,000	USD	39,687	28	—
Goldman Sachs & Co.	1/5/2022	EUR	8,472,800	USD	9,551,193	—	(73,017)
JP Morgan & Chase Co.	1/5/2022	EUR	8,880,100	USD	10,010,048	—	(76,811)
RBC Capital Markets	1/5/2022	EUR	8,813,500	USD	9,934,947	—	(76,261)
Goldman Sachs & Co.	1/5/2022	GBP	3,304,000	USD	4,374,859	—	(23,057)
JP Morgan & Chase Co.	1/5/2022	GBP	3,281,400	USD	4,344,820	—	(23,014)
RBC Capital Markets	1/5/2022	GBP	3,145,400	USD	4,164,783	—	(22,023)
Goldman Sachs & Co.	1/5/2022	HKD	28,396,500	USD	3,642,510	930	—
JP Morgan & Chase Co.	1/5/2022	HKD	30,801,600	USD	3,951,020	1,009	—
RBC Capital Markets	1/5/2022	HKD	38,370,300	USD	4,921,793	1,169	—
Goldman Sachs & Co.	1/5/2022	HUF	17,124,900	USD	52,737	—	(510)
JP Morgan & Chase Co.	1/5/2022	HUF	16,042,500	USD	49,390	—	(492)
JP Morgan & Chase Co.	1/5/2022	IDR	4,807,606,100	USD	334,186	—	(245)
RBC Capital Markets	1/5/2022	IDR	3,734,227,700	USD	259,484	—	(281)
Goldman Sachs & Co.	1/5/2022	ILS	650,100	USD	206,679	51	—
RBC Capital Markets	1/5/2022	ILS	391,000	USD	124,263	—	(13)
Goldman Sachs & Co.	1/5/2022	INR	91,947,800	USD	1,219,977	1,001	—
JP Morgan & Chase Co.	1/5/2022	INR	276,769,900	USD	3,668,985	—	(225)
Goldman Sachs & Co.	1/5/2022	JPY	871,165,700	USD	7,678,209	—	(35,006)
JP Morgan & Chase Co.	1/5/2022	JPY	726,305,800	USD	6,401,341	—	(29,298)
RBC Capital Markets	1/5/2022	JPY	769,532,600	USD	6,782,353	—	(31,012)
Goldman Sachs & Co.	1/5/2022	KRW	1,938,771,500	USD	1,631,619	275	—
JP Morgan & Chase Co.	1/5/2022	KRW	2,047,931,100	USD	1,723,195	—	—
RBC Capital Markets	1/5/2022	KRW	2,003,441,900	USD	1,686,186	426	—
Goldman Sachs & Co.	1/5/2022	KWD	70,000	USD	231,214	—	—
Goldman Sachs & Co.	1/5/2022	MXN	8,562,600	USD	395,656	—	(655)
JP Morgan & Chase Co.	1/5/2022	MXN	4,106,600	USD	189,808	—	(262)
RBC Capital Markets	1/5/2022	MXN	4,148,000	USD	191,695	—	(291)
RBC Capital Markets	1/5/2022	MYR	2,257,600	USD	534,280	—	(1,085)
Goldman Sachs & Co.	1/5/2022	NOK	5,166,200	USD	566,897	—	(4,168)
JP Morgan & Chase Co.	1/5/2022	PHP	561,200	USD	11,121	—	(5)
RBC Capital Markets	1/5/2022	PHP	12,357,800	USD	244,830	—	(169)
Goldman Sachs & Co.	1/5/2022	PLN	1,073,200	USD	258,811	—	(1,826)
JP Morgan & Chase Co.	1/5/2022	PLN	150,900	USD	36,391	—	(257)
Goldman Sachs & Co.	1/5/2022	QAR	1,070,500	USD	293,972	—	(34)
Goldman Sachs & Co.	1/5/2022	SAR	5,295,000	USD	1,411,210	—	(68)
JP Morgan & Chase Co.	1/5/2022	SEK	16,111,100	USD	1,778,159	—	(11,839)
JP Morgan & Chase Co.	1/5/2022	SEK	1,817,000	USD	200,441	—	(1,434)
RBC Capital Markets	1/5/2022	SEK	13,478,800	USD	1,487,681	—	(9,860)
JP Morgan & Chase Co.	1/5/2022	SGD	764,700	USD	557,625	—	(2,690)
RBC Capital Markets	1/5/2022	SGD	470,500	USD	343,093	—	(1,654)
JP Morgan & Chase Co.	1/5/2022	THB	22,168,100	USD	655,812	—	(2,208)
JP Morgan & Chase Co.	1/5/2022	TRY	911,400	USD	67,472	2,020	—
Goldman Sachs & Co.	1/5/2022	TWD	58,360,700	USD	2,105,364	6,610	—
JP Morgan & Chase Co.	1/5/2022	TWD	2,575,000	USD	93,155	554	—
JP Morgan & Chase Co.	1/5/2022	TWD	52,957,400	USD	1,916,871	12,429	—

See Notes to Financial Statements.	36

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2021 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
RBC Capital Markets	1/5/2022	TWD	58,839,200	USD	2,127,154	$11,191	$—
JP Morgan & Chase Co.	1/5/2022	USD	101,428	AUD	143,000	564	—
RBC Capital Markets	1/5/2022	USD	553,509	EUR	491,000	4,216	—
JP Morgan & Chase Co.	1/5/2022	USD	231,699	GBP	175,000	1,241	—
JP Morgan & Chase Co.	1/5/2022	USD	600,375	HKD	4,681,000	—	(82)
JP Morgan & Chase Co.	1/5/2022	USD	196,138	INR	14,799,000	56	—
JP Morgan & Chase Co.	1/5/2022	USD	337,808	JPY	38,309,000	1,376	—
JP Morgan & Chase Co.	1/5/2022	USD	110,008	KRW	130,533,000	—	(173)
JP Morgan & Chase Co.	1/5/2022	USD	107,678	SAR	404,000	—	—
JP Morgan & Chase Co.	1/5/2022	ZAR	9,483,200	USD	588,958	—	(4,119)
RBC Capital Markets	1/5/2022	ZAR	9,999,600	USD	620,998	—	(4,375)
JP Morgan & Chase Co.	1/6/2022	NZD	54,300	USD	36,840	—	(205)
RBC Capital Markets	1/6/2022	NZD	238,100	USD	161,538	—	(904)
Goldman Sachs & Co.	1/11/2022	RUB	56,823,600	USD	752,290	—	(7,396)
JP Morgan & Chase Co.	1/11/2022	RUB	50,069,300	USD	664,014	—	(5,373)
JP Morgan & Chase Co.	1/11/2022	USD	91,227	RUB	6,837,000	178	—

Total unrealized appreciation (depreciation)						$3,001,636	$(881,410)

For information on the Fund’s policy and additional disclosures regarding open futures contracts and forward foreign currency contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

AED	Arab Emirates Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EGP	Egyptian Pound
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
KWD	Kuwaiti Dinar
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
QAR	Qatari Rial
RUB	Russian Ruble
SAR	Saudi Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

See Notes to Financial Statements.	37

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2021 (Unaudited)

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2021 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (h)	$133,482,073	$—	$65,022	$133,547,095
Preferred Stocks (h)	1,232,566	—	—	1,232,566
Corporate Bonds	—	356	—	356
Rights (h)	9,985	25	0	10,010
Warrants (h)	5,012	—	68	5,080
Short-Term Investments (h)	6,523,551	—	—	6,523,551
Derivatives (i)
Forward Foreign Currency Contracts	—	3,001,636	—	3,001,636
Futures Contracts	5,009	—	—	5,009

TOTAL	$141,258,196	$3,002,017	$65,090	$144,325,303

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (i)
Forward Foreign Currency Contracts	$—	$(881,410)	$—	$(881,410)
Futures Contracts	(180,489)	—	—	(180,489)

TOTAL	$(180,489)	$(881,410)	$—	$(1,061,899)

(h)	See Schedule of Investments for additional detailed categorizations.
(i)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

During the year ended November 30, 2021, the amount of transfers from Level 1 to Level 3 was $46,215, the amount of transfers from Level 3 to Level 2 was $236. The investments were transferred from Level 1 to Level 3 due to the lack of observable market data due to a decrease in market activity. The investment was transferred from Level 3 to Level 2 due to the availability of a pricing source supported by observable inputs.

See Notes to Financial Statements.	38

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF

November 30, 2021 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 95.9%
Australia — 0.0%
MMG Ltd.* (Cost $24,195)	44,722	$16,230

Brazil — 2.9%
Ambev SA	68,132	194,633
Americanas SA*	6,434	34,700
Atacadao SA	7,089	19,331
B3 SA — Brasil Bolsa Balcao	88,345	174,589
Banco Bradesco SA	21,298	64,479
Banco BTG Pactual SA	16,871	62,840
Banco do Brasil SA	11,750	66,547
Banco Inter SA	4,798	30,921
Banco Santander Brasil SA	5,519	32,357
BB Seguridade Participacoes SA	10,861	40,339
BRF SA*	9,181	32,254
CCR SA	17,851	39,088
Centrais Eletricas Brasileiras SA	3,954	22,950
Cia de Saneamento Basico do Estado de Sao Paulo	5,017	30,056
Cia Siderurgica Nacional SA	10,331	39,987
Cosan SA	15,389	58,169
Energisa SA	2,558	20,698
Engie Brasil Energia SA	2,037	13,961
Equatorial Energia SA	13,275	53,295
Hapvida Participacoes e Investimentos SA, 144A	17,140	33,263
Hypera SA	4,984	24,043
JBS SA	12,613	79,983
Klabin SA	10,581	44,926
Localiza Rent a Car SA	9,000	81,822
Lojas Renner SA	13,444	68,035
Magazine Luiza SA	41,285	57,281
Natura & Co. Holding SA*	13,410	63,665
Notre Dame Intermedica Participacoes SA	7,718	84,376
Petroleo Brasileiro SA	53,774	288,294
Raia Drogasil SA	16,193	64,463
Rede D’Or Sao Luiz SA, 144A	5,779	51,572
Rumo SA*	17,743	55,452
Suzano SA*	10,882	108,707
Telefonica Brasil SA	7,285	65,168
TIM SA	12,611	30,956
TOTVS SA	7,131	40,197
Ultrapar Participacoes SA	10,483	26,907
Vale SA	55,421	689,577
Via S/A*	19,678	19,847
Vibra Energia SA	16,619	64,326
WEG SA	24,219	138,847

(Cost $2,833,881)		3,212,901

Chile — 0.3%
Banco de Chile	636,726	61,566
Banco de Credito e Inversiones SA	773	26,160
Banco Santander Chile	985,378	44,066
Cencosud SA	21,678	34,585
Cia Cervecerias Unidas SA	1,715	13,681
Empresas CMPC SA	15,988	25,894
Empresas COPEC SA	5,759	42,480

	Number of Shares	Value
Chile (Continued)
Enel Americas SA	318,424	$41,034
Enel Chile SA	408,382	17,769
Falabella SA	10,460	32,364

(Cost $463,854)		339,599

China — 31.3%
360 DigiTech, Inc., ADR*	1,231	28,658
360 Security Technology, Inc., Class A*	7,500	14,089
3SBio, Inc., 144A*	18,468	15,797
51job, Inc., ADR*	451	26,023
AAC Technologies Holdings, Inc.	10,218	44,551
Addsino Co. Ltd., Class A	2,000	5,139
Advanced Micro-Fabrication Equipment Inc China, Class A*	525	13,197
AECC Aviation Power Co. Ltd., Class A	2,400	24,254
Agile Group Holdings Ltd.	16,661	10,982
Agora, Inc., ADR*	806	16,845
Agricultural Bank of China Ltd., Class A	81,700	37,343
Agricultural Bank of China Ltd., Class H	312,968	103,145
Aier Eye Hospital Group Co. Ltd., Class A	5,278	35,383
Air China Ltd., Class A*	1,000	1,253
Air China Ltd., Class H*	33,420	21,043
Airtac International Group	2,235	68,727
Akeso, Inc., 144A*	4,024	25,595
Alibaba Group Holding Ltd.*	215,764	3,522,282
A-Living Smart City Services Co. Ltd., 144A	8,456	19,931
Aluminum Corp. of China Ltd., Class A*	18,200	14,865
Aluminum Corp. of China Ltd., Class H*	52,118	25,598
Anhui Conch Cement Co. Ltd., Class A	3,000	17,067
Anhui Conch Cement Co. Ltd., Class H	17,397	79,087
Anhui Gujing Distillery Co. Ltd., Class A	360	14,344
Anhui Gujing Distillery Co. Ltd., Class B	1,400	19,370
ANTA Sports Products Ltd.	15,550	247,667
Apeloa Pharmaceutical Co. Ltd., Class A	800	5,192
Asymchem Laboratories Tianjin Co. Ltd., Class A	260	20,956
Autobio Diagnostics Co. Ltd., Class A	650	5,715
Autohome, Inc., ADR	1,095	37,416
Avary Holding Shenzhen Co. Ltd., Class A	1,000	6,321
AVIC Electromechanical Systems Co. Ltd., Class A	5,000	13,351
AVIC Industry-Finance Holdings Co. Ltd., Class A	2,300	1,387
AviChina Industry & Technology Co. Ltd., Class H	37,920	24,995
Baidu, Inc., ADR*	3,945	591,119
Bank of Beijing Co. Ltd., Class A	16,300	11,214
Bank of Chengdu Co. Ltd., Class A	6,555	11,542
Bank of China Ltd., Class A	35,100	16,815
Bank of China Ltd., Class H	1,141,132	396,572
Bank of Communications Co. Ltd., Class A	33,700	24,191
Bank of Communications Co. Ltd., Class H	126,714	73,773
Bank of Hangzhou Co. Ltd., Class A	5,960	12,881
Bank of Jiangsu Co. Ltd., Class A	16,222	15,008
Bank of Nanjing Co. Ltd., Class A	8,400	11,967

See Notes to Financial Statements.	39

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2021 (Unaudited)

	Number of Shares	Value
China (Continued)
Bank of Ningbo Co. Ltd., Class A (a)	4,700	$28,703
Bank of Shanghai Co. Ltd., Class A	12,540	14,083
Baoshan Iron & Steel Co. Ltd., Class A	17,500	17,922
BBMG Corp., Class A	22,100	9,338
BeiGene Ltd., ADR*	669	232,498
Beijing Capital International Airport Co. Ltd., Class H*	28,744	16,735
Beijing Dabeinong Technology Group Co. Ltd., Class A	2,100	2,992
Beijing Kingsoft Office Software, Inc., Class A	328	13,954
Beijing New Building Materials PLC, Class A	1,770	7,409
Beijing Roborock Technology Co. Ltd., Class A	100	12,753
Beijing Shiji Information Technology Co. Ltd., Class A	280	1,247
Beijing Shunxin Agriculture Co. Ltd., Class A	800	4,034
Beijing Sinnet Technology Co. Ltd., Class A	1,800	4,170
Beijing Tiantan Biological Products Corp. Ltd., Class A	1,440	6,788
Beijing United Information Technology Co. Ltd., Class A	300	5,600
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	300	11,804
Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A	200	5,831
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	43,500	30,884
Betta Pharmaceuticals Co. Ltd., Class A	600	7,844
BGI Genomics Co. Ltd., Class A	600	8,953
Bilibili, Inc., ADR*(b)	2,355	155,454
BOC International China Co. Ltd., Class A	2,100	4,489
BOE Technology Group Co. Ltd., Class A	33,800	25,590
BYD Co. Ltd., Class A	1,500	71,790
BYD Co. Ltd., Class H	11,477	450,956
BYD Electronic International Co. Ltd.	10,459	38,829
By-health Co. Ltd., Class A	2,100	7,765
C&S Paper Co. Ltd., Class A	1,800	4,705
Caitong Securities Co. Ltd., Class A	7,080	11,321
CanSino Biologics, Inc., Class A*	117	5,146
CanSino Biologics, Inc., Class H, 144A*(b)	1,146	25,189
CGN Power Co. Ltd., Class H, 144A	141,916	38,946
Changchun High & New Technology Industry Group, Inc., Class A	360	16,024
Changjiang Securities Co. Ltd., Class A	1,400	1,581
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	400	13,634
Chaozhou Three-Circle Group Co. Ltd., Class A	2,000	13,100
China Baoan Group Co. Ltd., Class A	1,700	4,734
China Bohai Bank Co. Ltd., Class H, 144A	45,874	13,648
China Cinda Asset Management Co. Ltd., Class H	118,807	19,044
China CITIC Bank Corp. Ltd., Class H	126,725	54,441
China Coal Energy Co. Ltd., Class H	26,975	13,560

	Number of Shares	Value
China (Continued)
China Communications Services Corp. Ltd., Class H	34,794	$16,598
China Conch Venture Holdings Ltd.	24,732	120,679
China Construction Bank Corp., Class A	10,400	9,409
China Construction Bank Corp., Class H	1,335,720	870,154
China CSSC Holdings Ltd., Class A	5,600	21,075
China Eastern Airlines Corp. Ltd., Class A*	14,800	10,833
China Everbright Bank Co. Ltd., Class A	58,500	30,782
China Everbright Bank Co. Ltd., Class H	45,782	15,734
China Evergrande Group (b)	25,065	7,361
China Feihe Ltd., 144A	51,330	68,326
China Galaxy Securities Co. Ltd., Class H	54,983	30,319
China Greatwall Technology Group Co. Ltd., Class A	3,300	7,288
China Hongqiao Group Ltd.	33,144	32,132
China Huarong Asset Management Co. Ltd., Class H, 144A*(a)	85,265	11,153
China International Capital Corp. Ltd., Class A	1,000	7,477
China International Capital Corp. Ltd., Class H, 144A	19,680	47,698
China Jushi Co. Ltd., Class A	4,572	12,567
China Lesso Group Holdings Ltd.	16,411	23,949
China Life Insurance Co. Ltd., Class A	2,400	11,140
China Life Insurance Co. Ltd., Class H	104,776	172,522
China Literature Ltd., 144A*(b)	5,780	40,544
China Longyuan Power Group Corp. Ltd., Class H	48,283	99,067
China Medical System Holdings Ltd.	19,414	31,967
China Meidong Auto Holdings Ltd.	7,824	37,926
China Merchants Bank Co. Ltd., Class A	18,263	141,967
China Merchants Bank Co. Ltd., Class H	55,516	429,291
China Merchants Energy Shipping Co. Ltd., Class A	9,240	6,342
China Merchants Securities Co. Ltd., Class A	6,100	16,308
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	5,700	10,251
China Minsheng Banking Corp. Ltd., Class A	30,600	18,697
China Minsheng Banking Corp. Ltd., Class H	82,700	31,816
China Molybdenum Co. Ltd., Class A	15,700	14,525
China Molybdenum Co. Ltd., Class H	54,450	33,586
China National Building Material Co. Ltd., Class H	57,199	61,761
China National Chemical Engineering Co. Ltd., Class A	5,200	9,083
China National Nuclear Power Co. Ltd., Class A	11,400	12,230
China National Software & Service Co. Ltd., Class A	600	4,887
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	3,600	30,433
China Oilfield Services Ltd., Class H	26,989	21,389
China Pacific Insurance Group Co. Ltd., Class A	5,100	21,701

See Notes to Financial Statements.	40

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2021 (Unaudited)

	Number of Shares	Value
China (Continued)
China Pacific Insurance Group Co. Ltd., Class H	38,389	$111,258
China Petroleum & Chemical Corp., Class A	41,100	26,081
China Petroleum & Chemical Corp., Class H	348,183	152,258
China Railway Group Ltd., Class A	18,600	15,484
China Railway Group Ltd., Class H	64,875	30,865
China Resources Mixc Lifestyle Services Ltd., 144A	8,589	42,515
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	200	767
China Shenhua Energy Co. Ltd., Class A	3,965	12,169
China Shenhua Energy Co. Ltd., Class H	52,181	108,136
China Southern Airlines Co. Ltd., Class A*	15,100	14,515
China Southern Airlines Co. Ltd., Class H*(b)	17,619	9,738
China State Construction Engineering Corp. Ltd., Class A	40,000	29,153
China Suntien Green Energy Corp. Ltd., Class H	24,340	17,074
China Tourism Group Duty Free Corp. Ltd., Class A	1,600	51,633
China Tower Corp. Ltd., Class H, 144A	649,865	82,504
China TransInfo Technology Co. Ltd., Class A	1,700	3,933
China United Network Communications Ltd., Class A	26,500	16,150
China Vanke Co. Ltd., Class A	9,400	26,960
China Vanke Co. Ltd., Class H	24,841	56,257
China Yangtze Power Co. Ltd., Class A (a)	21,100	64,727
China Yuhua Education Corp. Ltd., 144A	17,128	8,193
China Zheshang Bank Co. Ltd., Class A	8,500	4,579
Chinasoft International Ltd.*	38,000	63,739
Chindata Group Holdings Ltd., ADR*	1,225	11,588
Chongqing Brewery Co. Ltd., Class A*	500	11,356
Chongqing Changan Automobile Co. Ltd., Class A	5,740	15,661
Chongqing Zhifei Biological Products Co. Ltd., Class A	1,316	26,640
CIFI Ever Sunshine Services Group Ltd.	9,349	15,777
CIFI Holdings Group Co. Ltd.	48,411	26,385
CITIC Ltd.	88,516	79,912
CITIC Securities Co. Ltd., Class A	13,400	50,030
CITIC Securities Co. Ltd., Class H	30,249	72,151
Contemporary Amperex Technology Co. Ltd., Class A	2,064	220,454
COSCO SHIPPING Holdings Co. Ltd., Class A*	8,430	23,000
COSCO SHIPPING Holdings Co. Ltd., Class H*	53,973	92,331
Country Garden Holdings Co. Ltd.	112,321	99,098
Country Garden Services Holdings Co. Ltd.	24,853	150,272
CRRC Corp. Ltd., Class A	20,700	19,801
CRRC Corp. Ltd., Class H	50,571	22,439
CSC Financial Co. Ltd., Class A	2,925	12,878

	Number of Shares	Value
China (Continued)
CSPC Pharmaceutical Group Ltd.	127,741	$132,360
Dada Nexus Ltd., ADR*	845	15,269
Dali Foods Group Co. Ltd., 144A	24,956	13,121
Daqo New Energy Corp., ADR*	847	48,567
DaShenLin Pharmaceutical Group Co. Ltd., Class A	800	4,431
DHC Software Co. Ltd., Class A	800	912
DiDi Global, Inc., ADR*(b)	4,365	33,305
Dong-E-E-Jiao Co. Ltd., Class A	200	1,285
Dongfang Electric Corp. Ltd., Class A	4,580	14,676
Dongfeng Motor Group Co. Ltd., Class H	39,342	36,527
Dongxing Securities Co. Ltd., Class A	600	1,127
Dongyue Group Ltd.	22,000	41,811
East Money Information Co. Ltd., Class A	8,672	47,184
Ecovacs Robotics Co. Ltd., Class A	500	12,874
ENN Energy Holdings Ltd.	11,279	211,752
Eve Energy Co. Ltd., Class A	2,067	47,479
Everbright Securities Co. Ltd., Class A	4,800	10,895
Fangda Carbon New Material Co. Ltd., Class A	3,834	7,275
Fiberhome Telecommunication Technologies Co. Ltd., Class A	1,300	3,624
First Capital Securities Co. Ltd., Class A	900	984
Flat Glass Group Co. Ltd., Class A	700	5,006
Flat Glass Group Co. Ltd., Class H (b)	6,844	30,016
Focus Media Information Technology Co. Ltd., Class A	11,720	13,015
Foshan Haitian Flavouring & Food Co. Ltd., Class A	3,376	59,550
Fosun International Ltd.	39,850	43,540
Founder Securities Co. Ltd., Class A	14,700	17,894
Foxconn Industrial Internet Co. Ltd., Class A	3,700	6,492
Fu Jian Anjoy Foods Co. Ltd., Class A	200	5,457
Fuyao Glass Industry Group Co. Ltd., Class A	2,100	15,170
Fuyao Glass Industry Group Co. Ltd., Class H, 144A	8,369	46,095
Ganfeng Lithium Co. Ltd., Class A	1,200	31,573
Ganfeng Lithium Co. Ltd., Class H, 144A	3,714	72,442
GDS Holdings Ltd., ADR*(b)	1,284	71,955
Gemdale Corp., Class A	4,300	6,754
Genscript Biotech Corp.*	16,304	85,722
GF Securities Co. Ltd., Class A	6,700	24,563
GF Securities Co. Ltd., Class H	14,702	25,603
Giant Network Group Co. Ltd., Class A	300	476
Gigadevice Semiconductor Beijing, Inc., Class A	641	15,163
GoerTek, Inc., Class A	2,100	17,179
GOME Retail Holdings Ltd.*(b)	191,599	16,708
Gotion High-tech Co. Ltd., Class A*	1,200	12,538
Great Wall Motor Co. Ltd., Class A	1,900	17,864
Great Wall Motor Co. Ltd., Class H	46,959	196,315
Greenland Holdings Corp. Ltd., Class A	12,781	8,231
Greentown China Holdings Ltd. (b)	13,498	20,010
Greentown Service Group Co. Ltd.	20,281	19,454
Guangdong Haid Group Co. Ltd., Class A	1,885	18,997

See Notes to Financial Statements.	41

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2021 (Unaudited)

	Number of Shares	Value
China (Continued)
Guangdong Kinlong Hardware Products Co. Ltd., Class A	400	$9,613
Guanghui Energy Co. Ltd., Class A*	8,300	7,757
Guangzhou Automobile Group Co. Ltd., Class H	42,672	43,668
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	2,300	10,614
Guangzhou Haige Communications Group, Inc. Co., Class A	600	982
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	500	8,595
Guangzhou R&F Properties Co. Ltd., Class H	21,065	11,400
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	600	6,545
Guangzhou Tinci Materials Technology Co. Ltd., Class A	970	20,569
Guolian Securities Co. Ltd., Class A	1,900	3,745
Guosen Securities Co. Ltd., Class A	6,400	11,088
Guotai Junan Securities Co. Ltd., Class A	6,100	16,030
Guoyuan Securities Co. Ltd., Class A	6,630	7,758
Haidilao International Holding Ltd., 144A	14,948	33,009
Haier Smart Home Co. Ltd., Class A	6,500	27,791
Haier Smart Home Co. Ltd., Class H	32,251	120,765
Haitian International Holdings Ltd.	10,564	28,991
Haitong Securities Co. Ltd., Class A	7,800	14,494
Haitong Securities Co. Ltd., Class H	42,944	36,071
Hang Zhou Great Star Industrial Co. Ltd., Class A*	1,100	5,534
Hangzhou First Applied Material Co. Ltd., Class A	1,100	21,010
Hangzhou Robam Appliances Co. Ltd., Class A	200	989
Hangzhou Silan Microelectronics Co. Ltd., Class A	1,300	12,674
Hangzhou Tigermed Consulting Co. Ltd., Class A	600	12,938
Hangzhou Tigermed Consulting Co. Ltd., Class H, 144A	1,579	25,169
Hansoh Pharmaceutical Group Co. Ltd., 144A	18,665	38,106
Hello Group, Inc., ADR	2,217	25,651
Henan Shuanghui Investment & Development Co. Ltd., Class A	2,308	10,317
Hengan International Group Co. Ltd.	8,096	39,089
Hengli Petrochemical Co. Ltd., Class A	6,210	20,591
HengTen Networks Group Ltd.*	37,344	15,803
Hengyi Petrochemical Co. Ltd., Class A	7,241	11,908
Hesteel Co. Ltd., Class A	2,700	988
Hithink RoyalFlush Information Network Co. Ltd., Class A	500	9,215
Hongfa Technology Co. Ltd., Class A	500	5,695
Hua Hong Semiconductor Ltd., 144A*	6,970	46,657
Huaan Securities Co. Ltd., Class A	1,170	935
Huadian Power International Corp. Ltd., Class A	2,000	1,140
Huadong Medicine Co. Ltd., Class A	1,900	10,114

	Number of Shares	Value
China (Continued)
Huafon Chemical Co. Ltd., Class A	2,500	$4,202
Hualan Biological Engineering, Inc., Class A	2,573	11,680
Huaneng Power International, Inc., Class A	1,200	1,170
Huaneng Power International, Inc., Class H	57,583	25,771
Huatai Securities Co. Ltd., Class A	9,300	23,109
Huatai Securities Co. Ltd., Class H, 144A	23,737	34,032
Huaxia Bank Co. Ltd., Class A	14,100	12,491
Huaxin Cement Co. Ltd., Class A	1,500	4,175
Huayu Automotive Systems Co. Ltd., Class A	2,800	11,347
Huazhu Group Ltd., ADR*	2,523	99,709
Hubei Xingfa Chemicals Group Co. Ltd., Class A	1,000	6,275
Huizhou Desay Sv Automotive Co. Ltd., Class A	400	8,735
Humanwell Healthcare Group Co. Ltd., Class A	1,500	5,007
Hunan Valin Steel Co. Ltd., Class A	4,600	3,634
Hundsun Technologies, Inc., Class A	2,223	20,395
Hygeia Healthcare Holdings Co. Ltd., 144A	4,719	36,703
Iflytek Co. Ltd., Class A	2,050	17,388
I-Mab, ADR*	471	28,477
Imeik Technology Development Co. Ltd., Class A	200	17,743
Industrial & Commercial Bank of China Ltd., Class A	50,400	36,257
Industrial & Commercial Bank of China Ltd., Class H	778,308	411,212
Industrial Bank Co. Ltd., Class A	19,100	54,031
Industrial Securities Co. Ltd., Class A	11,000	14,790
Ingenic Semiconductor Co. Ltd., Class A	600	12,826
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A*	49,800	22,606
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	9,600	7,992
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	5,600	34,454
Innovent Biologics, Inc., 144A*	16,718	148,678
Inspur Electronic Information Industry Co. Ltd., Class A	1,585	8,091
Intco Medical Technology Co. Ltd., Class A	450	4,615
iQIYI, Inc., ADR*	4,033	25,166
JA Solar Technology Co. Ltd., Class A	1,400	19,123
Jafron Biomedical Co. Ltd., Class A	950	7,627
Jason Furniture Hangzhou Co. Ltd., Class A	900	9,464
JCET Group Co. Ltd., Class A	1,800	9,387
JD Health International, Inc., 144A*	4,995	43,557
JD.com, Inc., ADR*	12,538	1,054,571
Jiangsu Eastern Shenghong Co. Ltd., Class A	2,400	8,930

See Notes to Financial Statements.	42

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2021 (Unaudited)

	Number of Shares	Value
China (Continued)
Jiangsu Expressway Co. Ltd., Class H	21,342	$20,745
Jiangsu Hengli Hydraulic Co. Ltd., Class A	1,332	16,472
Jiangsu Hengrui Medicine Co. Ltd., Class A	6,178	48,685
Jiangsu King’s Luck Brewery JSC Ltd., Class A	1,540	13,655
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	1,200	32,853
Jiangsu Yoke Technology Co. Ltd., Class A	500	6,270
Jiangsu Zhongtian Technology Co. Ltd., Class A	3,000	8,755
Jiangxi Copper Co. Ltd., Class A	500	1,790
Jiangxi Copper Co. Ltd., Class H	17,222	27,739
Jiangxi Zhengbang Technology Co. Ltd., Class A	2,800	4,262
Jinke Properties Group Co. Ltd., Class A	1,400	906
Jinxin Fertility Group Ltd., 144A*(b)	19,640	27,453
JiuGui Liquor Co. Ltd., Class A	300	10,583
Jiumaojiu International Holdings Ltd., 144A	10,200	21,164
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	2,500	4,696
Joinn Laboratories China Co. Ltd., Class A	200	4,398
Jointown Pharmaceutical Group Co. Ltd., Class A	500	1,074
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A	980	5,057
Juewei Food Co. Ltd., Class A	1,200	12,237
Kanzhun Ltd., ADR*	781	24,976
KE Holdings, Inc., ADR*	5,329	106,633
Kingdee International Software Group Co. Ltd.*	36,372	110,310
Kingfa Sci & Tech Co. Ltd., Class A	1,700	3,623
Kingsoft Cloud Holdings Ltd., ADR*(b)	913	15,777
Kingsoft Corp. Ltd.	13,792	59,781
Kuaishou Technology, 144A*(b)	6,634	72,270
Kuang-Chi Technologies Co. Ltd., Class A*	1,600	5,823
Kunlun Tech Co. Ltd., Class A	1,800	5,968
Kweichow Moutai Co. Ltd., Class A	1,100	333,597
KWG Group Holdings Ltd.	16,119	11,948
LB Group Co. Ltd., Class A	2,300	10,101
Lenovo Group Ltd.	109,346	111,758
Lens Technology Co. Ltd., Class A	3,700	12,199
Lepu Medical Technology Beijing Co. Ltd., Class A	3,020	10,517
Li Auto, Inc., ADR*(b)	7,900	279,976
Li Ning Co. Ltd.	32,224	366,125
Liaoning Cheng Da Co. Ltd., Class A	400	1,161
Lingyi iTech Guangdong Co., Class A*	6,890	7,337
Logan Group Co. Ltd.	20,021	19,333
Longfor Group Holdings Ltd., 144A	26,797	127,147
LONGi Green Energy Technology Co. Ltd., Class A	4,910	67,420
Luxshare Precision Industry Co. Ltd., Class A	6,870	42,786

	Number of Shares	Value
China (Continued)
Luzhou Laojiao Co. Ltd., Class A	1,200	$43,361
Mango Excellent Media Co. Ltd., Class A	1,803	12,322
Maxscend Microelectronics Co. Ltd., Class A	280	16,484
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A*	3,708	4,345
Meituan, Class B, 144A*	58,302	1,779,415
Metallurgical Corp. of China Ltd., Class A	21,700	12,918
Microport Scientific Corp.	9,200	38,461
Ming Yang Smart Energy Group Ltd., Class A	1,200	6,007
Ming Yuan Cloud Group Holdings Ltd.*(b)	5,316	15,202
Minth Group Ltd.	10,444	48,349
Montage Technology Co. Ltd., Class A	489	6,322
Muyuan Foods Co. Ltd., Class A	4,464	36,741
Nanjing Securities Co. Ltd., Class A	4,000	5,981
NARI Technology Co. Ltd., Class A	4,644	30,206
National Silicon Industry Group Co. Ltd., Class A*	1,239	5,768
NAURA Technology Group Co. Ltd., Class A	565	34,344
NavInfo Co. Ltd., Class A*	2,200	5,384
NetEase, Inc., ADR	5,787	623,434
New China Life Insurance Co. Ltd., Class A	2,100	12,505
New China Life Insurance Co. Ltd., Class H	12,167	32,532
New Hope Liuhe Co. Ltd., Class A*	4,300	9,706
New Oriental Education & Technology Group, Inc., ADR*	22,628	50,008
Ninestar Corp., Class A	200	1,377
Ningbo Joyson Electronic Corp., Class A	1,500	5,388
Ningbo Tuopu Group Co. Ltd., Class A	900	9,479
Ningxia Baofeng Energy Group Co. Ltd., Class A	6,000	15,305
NIO, Inc., ADR*	19,337	756,657
Noah Holdings Ltd., ADR*	513	18,689
Nongfu Spring Co. Ltd., Class H, 144A (b)	24,719	141,695
Offshore Oil Engineering Co. Ltd., Class A	14,000	9,478
OFILM Group Co. Ltd., Class A*	4,100	5,641
Oppein Home Group, Inc., Class A	460	8,774
Orient Securities Co. Ltd., Class A	7,100	15,680
Ovctek China, Inc., Class A	900	8,072
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A*	6,600	3,919
People’s Insurance Co. Group of China Ltd., Class A	6,700	4,894
People’s Insurance Co. Group of China Ltd., Class H	120,316	35,178
Perfect World Co. Ltd., Class A	2,250	6,658
PetroChina Co. Ltd., Class A	13,632	10,085
PetroChina Co. Ltd., Class H	304,188	132,239
Pharmaron Beijing Co. Ltd., Class A	700	19,968
Pharmaron Beijing Co. Ltd., Class H, 144A	1,691	34,848

See Notes to Financial Statements.	43

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2021 (Unaudited)

	Number of Shares	Value
China (Continued)
PICC Property & Casualty Co. Ltd., Class H	97,667	$83,539
Pinduoduo, Inc., ADR*	6,353	422,474
Ping An Bank Co. Ltd., Class A	18,300	50,130
Ping An Healthcare and Technology Co. Ltd., 144A*(b)	6,511	24,548
Ping An Insurance Group Co. of China Ltd., Class A	10,900	82,557
Ping An Insurance Group Co. of China Ltd., Class H	89,711	621,811
Poly Developments and Holdings Group Co. Ltd., Class A	9,900	21,537
Postal Savings Bank of China Co. Ltd., Class A	23,800	18,991
Postal Savings Bank of China Co. Ltd., Class H, 144A	118,157	80,155
Power Construction Corp. of China Ltd., Class A	12,201	12,591
Powerlong Real Estate Holdings Ltd.	17,536	10,569
Raytron Technology Co. Ltd., Class A	344	4,690
RiseSun Real Estate Development Co. Ltd., Class A	8,800	5,722
RLX Technology, Inc., ADR*(b)	9,012	37,039
Rongsheng Petrochemical Co. Ltd., Class A	8,875	22,583
SAIC Motor Corp. Ltd., Class A	7,700	24,129
Sailun Group Co. Ltd., Class A	2,700	5,899
Sanan Optoelectronics Co. Ltd., Class A	4,700	25,861
Sangfor Technologies, Inc., Class A	375	11,557
Sany Heavy Equipment International Holdings Co. Ltd.	15,022	15,623
Sany Heavy Industry Co. Ltd., Class A	6,400	22,015
Satellite Chemical Co. Ltd., Class A	2,000	12,409
SDIC Capital Co. Ltd., Class A	10,032	12,622
SDIC Power Holdings Co. Ltd., Class A	5,900	9,221
Seazen Group Ltd.*(a)	25,352	18,304
Seazen Holdings Co. Ltd., Class A	2,200	10,747
SF Holding Co. Ltd., Class A	3,735	35,921
SG Micro Corp., Class A	300	16,163
Shaanxi Coal Industry Co. Ltd., Class A	7,100	13,249
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	338	994
Shandong Gold Mining Co. Ltd., Class A	4,536	13,608
Shandong Gold Mining Co. Ltd., Class H, 144A	12,538	22,510
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	1,560	7,204
Shandong Linglong Tyre Co. Ltd., Class A	1,400	8,466
Shandong Nanshan Aluminum Co. Ltd., Class A	6,800	4,689
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	37,778	53,387
Shanghai Bairun Investment Holding Group Co. Ltd., Class A	700	6,412
Shanghai Baosight Software Co. Ltd., Class A	1,300	13,536
Shanghai Baosight Software Co. Ltd., Class B	5,500	26,790
Shanghai Electric Group Co. Ltd., Class A	20,000	15,205

	Number of Shares	Value
China (Continued)
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	1,700	$14,953
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	7,093	36,702
Shanghai International Airport Co. Ltd., Class A*	900	6,101
Shanghai International Port Group Co. Ltd., Class A	11,400	8,577
Shanghai Jahwa United Co. Ltd., Class A	700	4,604
Shanghai Jinjiang International Hotels Co. Ltd., Class A	1,100	9,016
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	22,159	20,076
Shanghai M&G Stationery, Inc., Class A	1,475	12,974
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	500	1,445
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	13,412	24,457
Shanghai Pudong Development Bank Co. Ltd., Class A	30,000	40,101
Shanghai Putailai New Energy Technology Co. Ltd., Class A	800	22,870
Shanghai RAAS Blood Products Co. Ltd., Class A	5,600	5,761
Shanxi Coking Coal Energy Group Co. Ltd., Class A	3,640	4,563
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	700	1,187
Shanxi Meijin Energy Co. Ltd., Class A*	4,700	9,966
Shanxi Securities Co. Ltd., Class A	4,050	4,020
Shanxi Taigang Stainless Steel Co. Ltd., Class A	5,900	6,645
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	980	47,722
Shenergy Co. Ltd., Class A	1,100	1,064
Shenghe Resources Holding Co. Ltd., Class A	1,600	5,612
Shengyi Technology Co. Ltd., Class A	2,455	9,100
Shennan Circuits Co. Ltd., Class A	658	10,852
Shenwan Hongyuan Group Co. Ltd., Class A	21,000	16,657
Shenzhen Capchem Technology Co. Ltd., Class A	300	5,711
Shenzhen Energy Group Co. Ltd., Class A	6,260	7,935
Shenzhen Goodix Technology Co. Ltd., Class A	565	9,765
Shenzhen Inovance Technology Co. Ltd., Class A	2,800	28,851
Shenzhen Kangtai Biological Products Co. Ltd., Class A	470	8,484
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	1,008	56,750
Shenzhen Overseas Chinese Town Co. Ltd., Class A	12,200	11,364
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A*	200	888
Shenzhen SC New Energy Technology Corp., Class A	300	5,711
Shenzhen Sunway Communication Co. Ltd., Class A	1,100	4,319

See Notes to Financial Statements.	44

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2021 (Unaudited)

	Number of Shares	Value
China (Continued)
Shenzhen Transsion Holdings Co. Ltd., Class A	994	$26,117
Shenzhou International Group Holdings Ltd.	11,865	223,667
Shimao Services Holdings Ltd., 144A (b)	7,734	9,581
Sichuan Chuantou Energy Co. Ltd., Class A	6,100	10,942
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	400	1,194
Sichuan Swellfun Co. Ltd., Class A	500	10,234
Silergy Corp.	1,129	190,437
Sinolink Securities Co. Ltd., Class A	800	1,337
Sinoma Science & Technology Co. Ltd., Class A	1,000	5,733
Sinopec Shanghai Petrochemical Co. Ltd., Class A	1,200	867
Sinopharm Group Co. Ltd., Class H	19,268	41,857
Sinotruk Hong Kong Ltd.	11,437	16,955
Skshu Paint Co. Ltd., Class A	420	7,852
Smoore International Holdings Ltd., 144A (b)	25,789	154,112
Songcheng Performance Development Co. Ltd., Class A	2,520	5,225
SooChow Securities Co. Ltd., Class A	1,040	1,429
Spring Airlines Co. Ltd., Class A*	1,200	10,367
StarPower Semiconductor Ltd., Class A	200	15,079
Sunac China Holdings Ltd.	43,294	77,949
Sunac Services Holdings Ltd., 144A	11,025	17,560
Sungrow Power Supply Co. Ltd., Class A	1,200	30,437
Suning.com Co. Ltd., Class A*	8,800	5,322
Sunny Optical Technology Group Co. Ltd.	10,422	315,146
Sunwoda Electronic Co. Ltd., Class A	1,800	14,971
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	2,500	9,428
Suzhou Maxwell Technologies Co. Ltd., Class A	100	11,074
TAL Education Group, ADR*(b)	5,885	30,484
TBEA Co. Ltd., Class A	3,700	13,303
TCL Technology Group Corp., Class A	12,800	12,345
Tencent Holdings Ltd.	82,141	4,839,135
Tencent Music Entertainment Group, ADR*	9,566	68,780
Thunder Software Technology Co. Ltd., Class A	400	9,862
Tianjin Zhonghuan Semiconductor Co. Ltd., Class A	3,400	24,032
Tianma Microelectronics Co. Ltd., Class A	1,000	1,963
Tingyi Cayman Islands Holding Corp.	30,830	59,699
Tongcheng-Elong Holdings Ltd.*	13,365	27,697
Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	400	694
Tongkun Group Co. Ltd., Class A	2,000	6,201
Tongling Nonferrous Metals Group Co. Ltd., Class A	2,600	1,401
Tongwei Co. Ltd., Class A	3,100	21,873
Topchoice Medical Corp., Class A*	255	7,912
Topsports International Holdings Ltd., 144A	21,029	24,432

	Number of Shares	Value
China (Continued)
TravelSky Technology Ltd., Class H	13,127	$21,716
Trip.com Group Ltd., ADR*	7,420	204,050
Tsingtao Brewery Co. Ltd., Class A	1,000	15,514
Tsingtao Brewery Co. Ltd., Class H	7,218	58,175
Unigroup Guoxin Microelectronics Co. Ltd., Class A	700	25,386
Uni-President China Holdings Ltd.	21,376	20,970
Unisplendour Corp. Ltd., Class A	2,954	11,999
Venus MedTech Hangzhou, Inc., Class H, 144A*	2,953	14,655
Vipshop Holdings Ltd., ADR*	6,610	64,580
Vnet Group, Inc., ADR*	1,523	14,804
Walvax Biotechnology Co. Ltd., Class A	1,300	14,049
Wanhua Chemical Group Co. Ltd., Class A	3,015	45,345
Want Want China Holdings Ltd.	66,381	56,098
Weibo Corp., ADR*(b)	889	35,391
Weichai Power Co. Ltd., Class A	5,900	14,299
Weichai Power Co. Ltd., Class H	28,223	50,163
Weimob, Inc., 144A*(b)	26,144	31,716
Wens Foodstuffs Group Co. Ltd., Class A	7,480	18,740
Western Securities Co. Ltd., Class A	900	1,108
Will Semiconductor Co. Ltd., Class A	618	26,440
Wingtech Technology Co. Ltd., Class A	1,035	19,947
Winning Health Technology Group Co. Ltd., Class A	2,470	6,099
Wuchan Zhongda Group Co. Ltd., Class A	4,500	4,283
Wuhan Guide Infrared Co. Ltd., Class A	2,618	10,005
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	1,000	3,705
Wuliangye Yibin Co. Ltd., Class A	3,200	109,574
WUS Printed Circuit Kunshan Co. Ltd., Class A	2,200	5,239
WuXi AppTec Co. Ltd., Class A	2,057	46,526
WuXi AppTec Co. Ltd., Class H, 144A	5,158	114,894
Wuxi Biologics Cayman, Inc., 144A*	51,927	707,187
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	1,100	13,696
Wuxi Shangji Automation Co. Ltd., Class A	200	6,969
XCMG Construction Machinery Co. Ltd., Class A	8,400	7,824
Xiamen C & D, Inc., Class A	700	887
Xiaomi Corp., Class B, 144A*	202,441	500,521
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	5,333	15,329
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	8,785	19,377
Xinyi Solar Holdings Ltd.	70,876	129,973
XPeng, Inc., ADR*(b)	5,513	303,215
Yadea Group Holdings Ltd., 144A	18,437	33,053
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	1,100	6,744
Yanzhou Coal Mining Co. Ltd., Class A	2,200	7,851
Yanzhou Coal Mining Co. Ltd., Class H (b)	24,730	38,817
Yealink Network Technology Corp. Ltd., Class A	900	10,946

See Notes to Financial Statements.	45

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2021 (Unaudited)

	Number of Shares	Value
China (Continued)
Yifeng Pharmacy Chain Co. Ltd., Class A	1,430	$10,141
Yihai International Holding Ltd.*	7,063	37,860
Yihai Kerry Arawana Holdings Co. Ltd., Class A	900	8,697
Yonghui Superstores Co. Ltd., Class A	7,800	4,754
Yonyou Network Technology Co. Ltd., Class A	2,697	13,785
Yum China Holdings, Inc.	5,996	300,400
Yunda Holding Co. Ltd., Class A	3,160	9,867
Yunnan Aluminium Co. Ltd., Class A*	3,800	6,381
Yunnan Baiyao Group Co. Ltd., Class A	1,000	13,874
Yunnan Energy New Material Co. Ltd., Class A	800	31,942
Yutong Bus Co. Ltd., Class A	503	872
Zai Lab Ltd., ADR*	1,120	77,560
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	500	35,106
Zhejiang Century Huatong Group Co. Ltd., Class A*	8,280	9,533
Zhejiang Chint Electrics Co. Ltd., Class A	2,300	18,714
Zhejiang Dahua Technology Co. Ltd., Class A	4,900	18,895
Zhejiang Expressway Co. Ltd., Class H	14,525	13,691
Zhejiang Huayou Cobalt Co. Ltd., Class A	1,252	25,447
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	1,100	12,411
Zhejiang Juhua Co. Ltd., Class A	2,100	4,354
Zhejiang Longsheng Group Co. Ltd., Class A	5,300	10,414
Zhejiang NHU Co. Ltd., Class A	3,294	15,020
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	5,205	18,992
Zhejiang Supor Co. Ltd., Class A	945	9,135
Zhejiang Yongtai Technology Co. Ltd., Class A*	1,000	9,856
Zheshang Securities Co. Ltd., Class A	2,100	4,097
ZhongAn Online P&C Insurance Co. Ltd., Class H, 144A*	7,353	25,082
Zhongji Innolight Co. Ltd., Class A	700	4,194
Zhongjin Gold Corp. Ltd., Class A	900	1,178
Zhongsheng Group Holdings Ltd.	8,411	69,193
Zhongtai Securities Co. Ltd., Class A	4,000	6,534
Zhuzhou CRRC Times Electric Co. Ltd.	7,575	49,930
Zhuzhou Kibing Group Co. Ltd., Class A	1,800	4,518
Zijin Mining Group Co. Ltd., Class A	26,200	41,770
Zijin Mining Group Co. Ltd., Class H	73,303	97,386
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	6,976	7,648
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	19,474	12,786
ZTE Corp., Class A	2,900	13,975
ZTE Corp., Class H	11,757	31,888
ZTO Express Cayman, Inc., ADR	6,311	199,491

(Cost $28,315,982)		35,333,588

Colombia — 0.1%
Bancolombia SA	3,210	26,009
Ecopetrol SA	65,565	42,671
Grupo de Inversiones Suramericana SA	3,686	23,205

	Number of Shares	Value
Colombia (Continued)
Interconexion Electrica SA ESP	6,557	$36,601

(Cost $135,780)		128,486

Cyprus — 0.2%
TCS Group Holding PLC, GDR (Cost $96,164)	1,744	170,668

Czech Republic — 0.1%
CEZ AS	2,186	71,433
Komercni Banka AS	1,290	49,351
Moneta Money Bank AS, 144A*	3,735	15,941

(Cost $99,991)		136,725

Egypt — 0.1%
Commercial International Bank Egypt SAE*	24,222	79,051
Eastern Co. SAE	17,485	12,423
Fawry for Banking & Payment Technology Services SAE*	6,956	5,737

(Cost $93,824)		97,211

Greece — 0.2%
Alpha Services and Holdings SA*	31,866	37,513
Eurobank Ergasias Services and Holdings SA*	34,923	34,814
FF Group*(a)	1,458	7,937
Hellenic Telecommunications Organization SA	3,550	61,417
JUMBO SA	1,558	21,892
OPAP SA	3,212	44,696
Public Power Corp. SA*	3,043	32,475

(Cost $245,816)		240,744

Hong Kong — 2.1%
Alibaba Health Information Technology Ltd.*	58,863	54,273
Alibaba Pictures Group Ltd.*	164,638	16,890
Beijing Enterprises Holdings Ltd.	8,365	28,266
Beijing Enterprises Water Group Ltd.	74,972	27,977
Bosideng International Holdings Ltd.	55,421	38,947
Brilliance China Automotive Holdings Ltd.*(a)	44,597	41,749
China Education Group Holdings Ltd.	10,753	19,774
China Everbright Environment Group Ltd.	50,593	33,608
China Gas Holdings Ltd.	45,131	81,141
China Jinmao Holdings Group Ltd.	83,744	25,559
China Mengniu Dairy Co. Ltd.*	45,368	253,079
China Merchants Port Holdings Co. Ltd.	20,235	31,191
China Overseas Land & Investment Ltd.	56,228	129,502
China Overseas Property Holdings Ltd. (b)	19,032	17,865
China Power International Development Ltd.	62,334	31,814
China Resources Beer Holdings Co. Ltd.	20,380	166,741
China Resources Cement Holdings Ltd.	36,421	26,622
China Resources Gas Group Ltd.	13,295	68,794
China Resources Land Ltd.	45,067	187,538
China Resources Power Holdings Co. Ltd.	28,622	74,326

See Notes to Financial Statements.	46

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2021 (Unaudited)

	Number of Shares	Value
Hong Kong (Continued)
China State Construction International Holdings Ltd.	27,804	$28,168
China Taiping Insurance Holdings Co. Ltd.	23,320	32,477
China Traditional Chinese Medicine Holdings Co. Ltd.	42,000	20,251
China Youzan Ltd.*	203,418	18,260
COSCO SHIPPING Ports Ltd.	28,790	22,632
Far East Horizon Ltd.	29,983	26,030
Geely Automobile Holdings Ltd.	85,107	252,658
Guangdong Investment Ltd.	44,544	59,293
Hopson Development Holdings Ltd.	9,788	23,849
Huabao International Holdings Ltd.	14,000	40,305
Hutchmed China Ltd., ADR*	1,246	42,190
Kingboard Holdings Ltd.	9,863	49,454
Kingboard Laminates Holdings Ltd.	14,352	25,435
Kunlun Energy Co. Ltd.	54,388	51,194
Lee & Man Paper Manufacturing Ltd.	18,661	12,875
Nine Dragons Paper Holdings Ltd.	27,294	30,661
Shenzhen International Holdings Ltd.	20,427	22,266
Shimao Group Holdings Ltd.	18,475	21,323
Sino Biopharmaceutical Ltd.	144,666	105,559
Sun Art Retail Group Ltd. (b)	25,367	10,312
Vinda International Holdings Ltd.	5,708	15,445
Wharf Holdings Ltd.	19,318	67,506
Yuexiu Property Co. Ltd.	21,274	19,861

(Cost $1,957,867)		2,353,660

Hungary — 0.2%
MOL Hungarian Oil & Gas PLC	5,888	44,280
OTP Bank Nyrt*	3,183	176,259
Richter Gedeon Nyrt	2,049	54,531

(Cost $165,298)		275,070

India — 11.9%
ACC Ltd.	1,207	36,721
Adani Enterprises Ltd.	3,973	87,908
Adani Green Energy Ltd.*	5,813	100,198
Adani Ports & Special Economic Zone Ltd.	7,464	67,919
Adani Total Gas Ltd.	3,933	83,726
Adani Transmission Ltd.*	3,928	94,055
Ambuja Cements Ltd.	9,929	49,491
Apollo Hospitals Enterprise Ltd.	1,400	105,956
Asian Paints Ltd.	5,463	228,519
Aurobindo Pharma Ltd.	4,001	35,151
Avenue Supermarts Ltd., 144A*	2,465	154,517
Axis Bank Ltd.*	8,590	74,941
Axis Bank Ltd., GDR*	4,537	201,443
Bajaj Auto Ltd.	630	27,163
Bajaj Finance Ltd.	3,914	364,422
Bajaj Finserv Ltd.	589	135,096
Balkrishna Industries Ltd.	1,411	40,831
Bandhan Bank Ltd., 144A	9,449	34,255
Berger Paints India Ltd.	3,231	32,320
Bharat Electronics Ltd.	17,144	46,480
Bharat Forge Ltd.	3,229	29,803
Bharat Petroleum Corp. Ltd.	12,581	61,940

	Number of Shares	Value
India (Continued)
Bharti Airtel Ltd.*	34,983	$338,996
Biocon Ltd.*	6,024	28,889
Britannia Industries Ltd.	1,548	73,031
Cholamandalam Investment and Finance Co. Ltd.	5,759	42,185
Cipla Ltd.	7,037	90,949
Coal India Ltd.	21,989	44,474
Colgate-Palmolive India Ltd.	1,912	36,492
Container Corp. Of India Ltd.	3,854	31,795
Dabur India Ltd.	8,801	69,674
Divi’s Laboratories Ltd.	1,995	129,513
DLF Ltd.	9,082	45,294
Dr. Reddy’s Laboratories Ltd., ADR	1,701	106,210
Eicher Motors Ltd.	2,050	64,661
GAIL India Ltd.	20,635	35,640
Godrej Consumer Products Ltd.*	5,127	62,975
Godrej Properties Ltd.*	1,667	44,290
Grasim Industries Ltd.	3,716	82,202
Havells India Ltd.	3,538	64,042
HCL Technologies Ltd.	15,687	237,677
HDFC Asset Management Co. Ltd., 144A	732	24,461
HDFC Life Insurance Co. Ltd., 144A	11,513	104,295
Hero MotoCorp Ltd.	1,023	33,341
Hindalco Industries Ltd.	23,592	129,571
Hindustan Petroleum Corp. Ltd.	8,633	33,899
Hindustan Unilever Ltd.	11,868	365,985
Housing Development Finance Corp. Ltd.	24,305	864,505
ICICI Bank Ltd., ADR	10,048	185,486
ICICI Bank Ltd.	54,239	515,560
ICICI Lombard General Insurance Co. Ltd., 144A	3,203	61,260
ICICI Prudential Life Insurance Co. Ltd., 144A	5,085	40,127
Indian Oil Corp. Ltd.	25,147	39,802
Indian Railway Catering & Tourism Corp. Ltd.	3,220	34,069
Indraprastha Gas Ltd.	4,455	28,706
Indus Towers Ltd.	9,712	36,760
Info Edge India Ltd.	1,102	85,122
Infosys Ltd.	27,223	620,385
Infosys Ltd., ADR	21,960	495,857
InterGlobe Aviation Ltd., 144A*	1,544	39,139
ITC Ltd.	37,574	110,568
JSW Steel Ltd.	12,711	102,902
Jubilant Foodworks Ltd.	1,061	51,545
Kotak Mahindra Bank Ltd.	7,895	206,104
Larsen & Toubro Infotech Ltd., 144A	791	71,674
Larsen & Toubro Ltd.	9,248	217,164
Lupin Ltd.	3,643	42,871
Mahindra & Mahindra Ltd.	12,471	138,645
Marico Ltd.	7,349	52,644
Maruti Suzuki India Ltd.	1,930	181,509
Mindtree Ltd.	900	51,837
Motherson Sumi Systems Ltd.	18,654	52,088
Mphasis Ltd.	1,109	42,723
MRF Ltd.	31	30,785
Muthoot Finance Ltd.	1,978	37,537

See Notes to Financial Statements.	47

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2021 (Unaudited)

	Number of Shares	Value
India (Continued)
Nestle India Ltd.	485	$123,602
NTPC Ltd.	69,396	117,503
Oil & Natural Gas Corp. Ltd.	35,593	67,300
Page Industries Ltd.	93	47,508
Petronet LNG Ltd.	11,514	33,683
PI Industries Ltd.	1,322	50,477
Pidilite Industries Ltd.	1,989	58,380
Piramal Enterprises Ltd.	1,435	46,177
Power Grid Corp. of India Ltd.	44,875	123,454
Reliance Industries Ltd.	1,596	51,083
Reliance Industries Ltd., GDR, 144A	19,428	1,241,449
SBI Cards & Payment Services Ltd.*	3,211	40,611
SBI Life Insurance Co. Ltd., 144A	6,495	100,300
Shree Cement Ltd.	158	54,877
Shriram Transport Finance Co. Ltd.	2,939	55,012
Siemens Ltd.	1,068	30,581
SRF Ltd.	1,925	51,379
State Bank of India	25,942	158,978
Sun Pharmaceutical Industries Ltd.	12,424	124,583
Tata Consultancy Services Ltd.	12,988	609,915
Tata Consumer Products Ltd.	9,152	94,817
Tata Motors Ltd., ADR*(b)	5,045	154,074
Tata Power Co. Ltd.	19,890	57,379
Tata Steel Ltd.	10,178	145,074
Tech Mahindra Ltd.	9,128	187,224
Titan Co. Ltd.	5,070	160,258
Torrent Pharmaceuticals Ltd.	795	32,180
Trent Ltd.	2,877	38,833
UltraTech Cement Ltd.	1,407	139,174
United Spirits Ltd.*	4,191	49,239
UPL Ltd.	7,512	68,141
Vedanta Ltd.	16,541	74,581
Wipro Ltd., ADR	8,076	68,969
Wipro Ltd.	11,944	101,278
Yes Bank Ltd.*	179,838	29,673
Zomato Ltd.*	19,945	40,486

(Cost $8,177,651)		13,479,002

Indonesia — 1.4%
Aneka Tambang Tbk	120,904	19,416
PT Adaro Energy Tbk	190,060	22,559
PT Astra International Tbk	303,816	122,502
PT Bank Central Asia Tbk	792,190	402,387
PT Bank Mandiri Persero Tbk	275,574	134,684
PT Bank Negara Indonesia Persero Tbk	125,100	59,395
PT Bank Rakyat Indonesia Persero Tbk	930,595	265,745
PT Barito Pacific Tbk	449,719	28,887
PT Charoen Pokphand Indonesia Tbk	109,663	46,514
PT Gudang Garam Tbk	7,952	17,434
PT Indah Kiat Pulp & Paper Tbk	38,261	20,169
PT Indocement Tunggal Prakarsa Tbk	22,241	16,422
PT Indofood CBP Sukses Makmur Tbk	34,858	20,566
PT Indofood Sukses Makmur Tbk	57,856	25,449
PT Kalbe Farma Tbk	277,474	30,997
PT Merdeka Copper Gold Tbk*	142,354	36,377
PT Sarana Menara Nusantara Tbk	321,012	25,999
PT Semen Indonesia Persero Tbk	50,446	28,177

	Number of Shares	Value
Indonesia (Continued)
PT Telkom Indonesia Persero Tbk	698,598	$194,617
PT Tower Bersama Infrastructure Tbk	110,896	23,383
PT Unilever Indonesia Tbk	111,130	34,761
PT United Tractors Tbk	25,029	37,310

(Cost $1,450,154)		1,613,750

Kuwait — 0.6%
Agility Public Warehousing Co. KSC	17,118	52,174
Boubyan Bank KSCP*	19,212	48,141
Kuwait Finance House KSCP	66,601	174,373
Mabanee Co KPSC	7,944	20,484
Mobile Telecommunications Co. KSCP	28,925	54,408
National Bank of Kuwait SAKP	98,994	322,017

(Cost $542,669)		671,597

Luxembourg — 0.0%
Reinet Investments SCA (Cost $39,434)	2,089	34,602

Malaysia — 1.3%
AMMB Holdings Bhd*	25,746	19,318
Axiata Group Bhd	42,599	39,448
CIMB Group Holdings Bhd	87,543	107,675
Dialog Group Bhd	58,336	35,460
DiGi.Com Bhd	45,860	45,408
Fraser & Neave Holdings Bhd	1,800	10,941
Genting Bhd	32,067	33,502
Genting Malaysia Bhd	48,934	32,185
HAP Seng Consolidated Bhd	8,151	14,709
Hartalega Holdings Bhd	26,202	40,378
Hong Leong Bank Bhd	10,141	43,535
Hong Leong Financial Group Bhd	2,700	11,027
IHH Healthcare Bhd	21,735	33,959
Inari Amertron Bhd	41,500	41,288
IOI Corp. Bhd	32,394	28,306
Kuala Lumpur Kepong Bhd	7,010	35,021
Malayan Banking Bhd	60,540	114,712
Malaysia Airports Holdings Bhd*	16,200	22,041
Maxis Bhd	32,096	35,666
MISC Bhd	20,700	32,686
Nestle Malaysia Bhd	800	25,378
Petronas Chemicals Group Bhd	37,924	76,541
Petronas Dagangan Bhd	4,104	19,392
Petronas Gas Bhd	10,735	42,874
PPB Group Bhd	9,962	42,152
Press Metal Aluminium Holdings Bhd	44,100	56,022
Public Bank Bhd	197,010	184,310
QL Resources Bhd	17,100	18,474
RHB Bank Bhd	25,259	31,667
Sime Darby Bhd	34,123	17,744
Sime Darby Plantation Bhd	28,823	25,186
Telekom Malaysia Bhd	16,645	21,975
Tenaga Nasional Bhd	32,205	70,658
Top Glove Corp. Bhd	80,500	56,005
Westports Holdings Bhd	14,807	14,239

(Cost $1,507,980)		1,479,882

See Notes to Financial Statements.	48

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2021 (Unaudited)

	Number of Shares	Value
Mexico — 1.8%
Alfa SAB de CV, Class A	34,251	$24,487
America Movil SAB de CV, Series L	476,632	418,116
Arca Continental SAB de CV	6,647	40,538
Becle SAB de CV	8,852	20,274
Cemex SAB de CV, Series CPO*	213,459	132,401
Coca-Cola Femsa SAB de CV	8,593	42,203
Fibra Uno Administracion SA de CV REIT	49,523	45,499
Fomento Economico Mexicano SAB de CV	27,772	197,451
Gruma SAB de CV, Class B	3,316	40,194
Grupo Aeroportuario del Pacifico SAB de CV, Class B*	5,275	60,933
Grupo Aeroportuario del Sureste SAB de CV, Class B	3,041	55,712
Grupo Bimbo SAB de CV, Series A	23,488	61,583
Grupo Carso SAB de CV, Series A1	6,873	19,991
Grupo Financiero Banorte SAB de CV, Class O	36,604	218,728
Grupo Financiero Inbursa SAB de CV, Class O*	31,548	30,441
Grupo Mexico SAB de CV, Series B	43,503	182,026
Grupo Televisa SAB, Series CPO	34,758	64,207
Industrias Penoles SAB de CV	2,241	27,475
Kimberly-Clark de Mexico SAB de CV, Class A	24,734	38,838
Megacable Holdings SAB de CV, Series CPO	3,615	10,021
Orbia Advance Corp. SAB de CV	16,857	39,260
Promotora y Operadora de Infraestructura SAB de CV	2,738	18,828
Telesites SAB de CV	14,219	12,586
Wal-Mart de Mexico SAB de CV	74,073	232,764

(Cost $2,352,946)		2,034,556

Peru — 0.2%
Cia de Minas Buenaventura SAA, ADR*(b)	3,292	24,065
Credicorp Ltd.	987	116,466
Southern Copper Corp.	1,285	75,172

(Cost $253,077)		215,703

Philippines — 0.7%
Aboitiz Equity Ventures, Inc.	27,490	26,789
AC Energy Corp.	103,500	23,171
Ayala Corp.	3,826	63,482
Ayala Land, Inc.	120,724	82,663
Bank of the Philippine Islands	24,904	44,979
BDO Unibank, Inc.	28,395	69,881
Globe Telecom, Inc.	439	28,596
GT Capital Holdings, Inc.	1,565	17,705
International Container Terminal Services, Inc.	14,591	57,310
JG Summit Holdings, Inc.	42,654	47,873
Jollibee Foods Corp.	7,083	33,036
Manila Electric Co.	3,760	21,492
Metro Pacific Investments Corp.	192,127	15,481
Metropolitan Bank & Trust Co.	28,512	28,238
Monde Nissin Corp., 144A*	45,600	15,404

	Number of Shares	Value
Philippines (Continued)
PLDT, Inc.	1,061	$35,377
SM Investments Corp.	3,463	67,356
SM Prime Holdings, Inc.	148,591	110,297
Universal Robina Corp.	13,309	35,131

(Cost $878,165)		824,261

Poland — 0.7%
Allegro.eu SA, 144A*	5,002	47,941
Bank Polska Kasa Opieki SA	2,788	80,609
CD Projekt SA	1,001	44,542
Cyfrowy Polsat SA	2,976	25,418
Dino Polska SA, 144A*	763	63,199
KGHM Polska Miedz SA	2,073	71,191
LPP SA	15	48,865
mBank SA*	187	22,082
Orange Polska SA*	8,810	18,308
PGE Polska Grupa Energetyczna SA*	12,284	24,788
Polski Koncern Naftowy ORLEN SA	4,107	71,877
Polskie Gornictwo Naftowe i Gazownictwo SA	27,442	36,988
Powszechna Kasa Oszczednosci Bank Polski SA*	12,590	133,465
Powszechny Zaklad Ubezpieczen SA	8,923	78,081
Santander Bank Polska SA	485	43,066

(Cost $837,702)		810,420

Qatar — 0.7%
Barwa Real Estate Co.	30,787	26,136
Commercial Bank PSQC	28,021	50,409
Industries Qatar QSC	21,307	84,971
Masraf Al Rayan QSC	54,613	72,747
Mesaieed Petrochemical Holding Co.	66,023	37,717
Ooredoo QPSC	9,806	18,314
Qatar Electricity & Water Co. QSC	5,883	26,660
Qatar Fuel QSC	7,765	38,814
Qatar Gas Transport Co. Ltd.	33,234	30,122
Qatar International Islamic Bank QSC	12,810	32,755
Qatar Islamic Bank SAQ	15,836	74,809
Qatar National Bank QPSC	64,992	346,112

(Cost $657,977)		839,566

Romania — 0.0%
NEPI Rockcastle PLC (Cost $85,530)	6,574	40,775

Russia — 3.5%
Alrosa PJSC	35,559	61,767
Gazprom PJSC	168,751	770,697
Inter RAO UES PJSC	502,967	29,077
LUKOIL PJSC	3,627	322,898
LUKOIL PJSC, ADR	2,366	206,410
Magnit PJSC, GDR	4,783	73,897
MMC Norilsk Nickel PJSC	905	265,335
Mobile TeleSystems PJSC, ADR	6,756	54,116
Moscow Exchange MICEX-RTS PJSC	21,243	43,534
Novatek PJSC, GDR	1,313	287,678
Novolipetsk Steel PJSC	21,701	63,408
Ozon Holdings PLC, ADR*	718	29,536

See Notes to Financial Statements.	49

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2021 (Unaudited)

	Number of Shares	Value
Russia (Continued)
PhosAgro PJSC, GDR	2,205	$48,642
Polymetal International PLC	5,014	94,070
Polyus PJSC	488	95,577
Rosneft Oil Co. PJSC	552	4,239
Rosneft Oil Co. PJSC, GDR	15,924	120,608
Sberbank of Russia PJSC	150,593	648,022
Severstal PAO	725	15,439
Severstal PAO, GDR	2,304	48,384
Surgutneftegas PJSC, ADR	11,096	54,104
Tatneft PJSC	18,413	118,609
United Co RUSAL International PJSC*	40,289	37,631
VK Co. Ltd., GDR*	1,733	29,354
VTB Bank PJSC	43,225,935	27,932
VTB Bank PJSC, GDR	3,374	4,130
X5 Retail Group NV, GDR	1,793	50,520
Yandex NV, Class A*	4,381	318,954

(Cost $2,987,466)		3,924,568

Saudi Arabia — 3.2%
Abdullah Al Othaim Markets Co.	731	20,849
Advanced Petrochemical Co.	1,850	33,779
Al Rajhi Bank	17,610	620,546
Alinma Bank	13,590	82,520
Almarai Co. JSC	3,503	44,679
Arab National Bank	8,632	50,343
Bank AlBilad*	5,350	61,178
Bank Al-Jazira	5,352	25,907
Banque Saudi Fransi	8,345	89,420
Bupa Arabia for Cooperative Insurance Co.	826	29,723
Co. for Cooperative Insurance	703	14,523
Dar Al Arkan Real Estate Development Co.*	6,066	14,795
Dr Sulaiman Al Habib Medical Services Group Co.	727	31,819
Emaar Economic City*	7,036	20,780
Etihad Etisalat Co.	5,612	46,971
Jarir Marketing Co.	796	39,338
Mobile Telecommunications Co. Saudi Arabia*	7,368	24,078
Mouwasat Medical Services Co.	634	28,864
National Industrialization Co.*	4,594	24,613
National Petrochemical Co.	1,664	17,742
Rabigh Refining & Petrochemical Co.*	4,036	23,668
Riyad Bank	19,664	146,762
SABIC Agri-Nutrients Co.	3,093	142,300
Sahara International Petrochemical Co.	5,286	54,176
Saudi Arabian Mining Co.*	6,296	119,993
Saudi Arabian Oil Co., 144A	30,444	281,183
Saudi Basic Industries Corp.	12,894	371,876
Saudi British Bank	11,841	94,688
Saudi Cement Co.	1,309	19,400
Saudi Electricity Co.	12,439	78,249
Saudi Industrial Investment Group	3,185	25,681
Saudi Kayan Petrochemical Co.*	10,081	44,821
Saudi National Bank	31,486	506,918
Saudi Telecom Co.	8,632	255,398

	Number of Shares	Value
Saudi Arabia (Continued)
Savola Group	3,773	$31,378
Yanbu National Petrochemical Co.	3,623	61,517

(Cost $2,878,747)		3,580,475

Singapore — 0.1%
BOC Aviation Ltd., 144A	2,787	19,675
JOYY, Inc., ADR (b)	842	43,110

(Cost $73,772)		62,785

South Africa — 3.0%
Absa Group Ltd. (b)	10,625	89,516
African Rainbow Minerals Ltd.	1,500	19,429
Anglo American Platinum Ltd.	805	86,091
AngloGold Ashanti Ltd.	6,238	135,346
Aspen Pharmacare Holdings Ltd.	5,520	82,691
Bid Corp. Ltd.	4,775	91,561
Bidvest Group Ltd.	3,798	43,174
Capitec Bank Holdings Ltd.	1,153	132,155
Clicks Group Ltd.	2,584	46,059
Discovery Ltd.*	6,102	51,133
Exxaro Resources Ltd.	4,047	38,628
FirstRand Ltd.	72,275	253,701
Gold Fields Ltd.	12,981	153,683
Growthpoint Properties Ltd. REIT	44,381	37,252
Harmony Gold Mining Co. Ltd.	8,562	36,821
Impala Platinum Holdings Ltd.	11,570	147,198
Kumba Iron Ore Ltd.	971	27,686
Mr Price Group Ltd.	3,846	48,120
MTN Group Ltd.*	24,660	250,538
MultiChoice Group	5,575	43,117
Naspers Ltd., Class N*	2,966	458,418
Nedbank Group Ltd.	6,372	66,176
Northam Platinum Holdings Ltd.*	5,374	75,070
Old Mutual Ltd.	69,562	53,139
Pepkor Holdings Ltd., 144A*	12,091	16,671
Rand Merchant Investment Holdings Ltd.	12,924	34,006
Remgro Ltd.	7,357	58,060
Sanlam Ltd.	26,814	93,398
Sasol Ltd.*	8,142	135,837
Shoprite Holdings Ltd.	7,115	88,198
Sibanye Stillwater Ltd.	39,629	125,677
SPAR Group Ltd.	3,034	31,017
Standard Bank Group Ltd.	18,791	153,164
Tiger Brands Ltd.	2,448	27,586
Vodacom Group Ltd.	9,413	79,015
Woolworths Holdings Ltd.	15,153	49,160

(Cost $4,046,627)		3,358,491

South Korea — 11.4%
Alteogen, Inc.*	431	24,926
Amorepacific Corp.	484	63,968
AMOREPACIFIC Group	396	13,751
BGF retail Co. Ltd.	104	12,782
Celltrion Healthcare Co. Ltd.*	1,229	83,802
Celltrion Pharm, Inc.*	235	23,739
Celltrion, Inc.*	1,394	242,914
Cheil Worldwide, Inc.	1,203	21,976
CJ CheilJedang Corp.	119	35,463

See Notes to Financial Statements.	50

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2021 (Unaudited)

	Number of Shares	Value
South Korea (Continued)
CJ Corp.	217	$14,614
CJ ENM Co. Ltd.	150	17,148
CJ Logistics Corp.*	125	13,048
Coway Co. Ltd.	806	45,935
DB Insurance Co. Ltd.	766	34,692
Doosan Bobcat, Inc.*	786	23,953
Doosan Heavy Industries & Construction Co. Ltd.*	3,848	61,547
Douzone Bizon Co. Ltd.	297	18,852
Ecopro BM Co. Ltd.	156	71,362
E-MART, Inc.	280	33,707
F&F Co. Ltd. / New*	44	30,743
Green Cross Corp.	92	16,884
GS Engineering & Construction Corp.	1,008	31,142
GS Holdings Corp.	689	21,751
Hana Financial Group, Inc.	4,277	142,219
Hankook Tire & Technology Co. Ltd.	965	31,195
Hanmi Pharm. Co. Ltd.	92	19,555
Hanon Systems	2,382	25,968
Hanwha Solutions Corp.*	1,748	48,560
HLB, Inc.*	1,357	41,125
HMM Co. Ltd.*	3,714	73,786
Hotel Shilla Co. Ltd.	477	28,349
HYBE Co. Ltd.*	194	59,528
Hyundai Engineering & Construction Co. Ltd.	1,192	44,353
Hyundai Glovis Co. Ltd.	255	31,234
Hyundai Heavy Industries Holdings Co. Ltd.	670	29,837
Hyundai Mobis Co. Ltd.	964	178,939
Hyundai Motor Co.	1,959	322,405
Hyundai Steel Co.	1,375	42,943
Iljin Materials Co. Ltd.	324	35,048
Industrial Bank of Korea	4,197	36,391
Kakao Corp.	4,485	460,620
Kakao Games Corp.*	422	35,028
KakaoBank Corp.*	1,119	61,795
Kangwon Land, Inc.*	869	16,094
KB Financial Group, Inc.	5,695	253,132
Kia Corp.	3,791	248,287
Korea Aerospace Industries Ltd.	1,128	25,923
Korea Electric Power Corp.	3,690	64,456
Korea Investment Holdings Co. Ltd.	643	40,759
Korea Shipbuilding & Offshore Engineering Co. Ltd.*	558	41,102
Korea Zinc Co. Ltd.	125	51,930
Korean Air Lines Co. Ltd.*	2,411	53,785
Krafton, Inc.*	304	128,725
KT&G Corp.	1,662	114,587
Kumho Petrochemical Co. Ltd.	276	36,013
L&F Co. Ltd.	319	60,234
LG Chem Ltd.	663	387,341
LG Corp.	1,225	80,849
LG Display Co. Ltd.*	3,412	57,159
LG Electronics, Inc.	1,543	150,026
LG Household & Health Care Ltd.	135	119,783
LG Innotek Co. Ltd.	213	54,599

	Number of Shares	Value
South Korea (Continued)
LG Uplus Corp.	3,060	$34,904
Lotte Chemical Corp.	234	39,693
Lotte Shopping Co. Ltd.	157	11,036
Meritz Securities Co. Ltd.	4,531	19,014
Mirae Asset Securities Co. Ltd.	4,078	29,455
NAVER Corp.	1,780	570,907
NCSoft Corp.	244	139,880
Netmarble Corp., 144A	348	34,276
NH Investment & Securities Co. Ltd.	1,668	17,341
Orion Corp.	372	30,408
Pan Ocean Co. Ltd.	4,052	17,635
Pearl Abyss Corp.*	475	52,662
POSCO	1,064	233,777
POSCO Chemical Co. Ltd.	442	58,603
S-1 Corp.	230	14,231
Samsung Biologics Co. Ltd., 144A*	245	183,353
Samsung C&T Corp.	1,198	106,397
Samsung Electro-Mechanics Co. Ltd.	743	104,141
Samsung Electronics Co. Ltd.	67,749	4,066,423
Samsung Engineering Co. Ltd.*	2,216	38,709
Samsung Fire & Marine Insurance Co. Ltd.	463	78,732
Samsung Heavy Industries Co. Ltd.*	8,991	38,374
Samsung Life Insurance Co. Ltd.	1,039	52,304
Samsung SDI Co. Ltd.	789	456,968
Samsung SDS Co. Ltd.	522	63,058
Samsung Securities Co. Ltd.	639	23,857
SD Biosensor, Inc.*	366	17,993
Seegene, Inc.	518	33,010
Shin Poong Pharmaceutical Co. Ltd.	508	14,070
Shinhan Financial Group Co. Ltd.	6,243	182,103
SK Biopharmaceuticals Co. Ltd.*	373	29,924
SK Bioscience Co. Ltd.*	291	68,714
SK Chemicals Co. Ltd.	163	19,073
SK Hynix, Inc.	7,703	739,239
SK IE Technology Co. Ltd., 144A*	302	39,533
SK Innovation Co. Ltd.*	729	119,362
SK Square Co. Ltd.*	229	13,109
SK Telecom Co. Ltd.	355	16,287
SK, Inc.	615	134,348
SKC Co. Ltd.	290	48,337
S-Oil Corp.	642	43,182
Woori Financial Group, Inc.	7,256	76,964
Yuhan Corp.	787	38,293

(Cost $7,732,196)		12,842,040

Taiwan — 14.9%
Accton Technology Corp.	7,308	75,828
Acer, Inc.	42,329	42,170
Advantech Co. Ltd.	5,732	78,751
ASE Technology Holding Co. Ltd.	47,703	174,997
Asia Cement Corp.	21,679	32,747
ASMedia Technology, Inc.	416	29,100
Asustek Computer, Inc.	9,964	126,322
AU Optronics Corp.	116,186	83,991
Catcher Technology Co. Ltd.	7,116	39,669
Cathay Financial Holding Co. Ltd.	111,360	240,306

See Notes to Financial Statements.	51

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2021 (Unaudited)

	Number of Shares	Value
Taiwan (Continued)
Chailease Holding Co. Ltd.	18,724	$166,334
Chang Hwa Commercial Bank Ltd.	65,720	38,764
Cheng Shin Rubber Industry Co. Ltd.	27,949	33,674
China Development Financial Holding Corp.	185,186	109,229
China Life Insurance Co. Ltd.	24,850	27,393
China Steel Corp.	170,180	199,225
Chunghwa Telecom Co. Ltd.	55,440	223,319
Compal Electronics, Inc.	58,387	48,613
CTBC Financial Holding Co. Ltd.	260,703	228,781
Delta Electronics, Inc.	27,816	256,106
E.Sun Financial Holding Co. Ltd.	175,340	169,951
Eclat Textile Co. Ltd.	2,758	57,631
eMemory Technology, Inc.	921	71,217
Evergreen Marine Corp. Taiwan Ltd.	37,487	167,855
Far Eastern New Century Corp.	45,483	45,639
Far EasTone Telecommunications Co. Ltd.	24,704	54,642
Feng TAY Enterprise Co. Ltd.	6,259	45,809
First Financial Holding Co. Ltd.	152,735	126,892
Formosa Chemicals & Fibre Corp.	48,601	136,515
Formosa Petrochemical Corp.	16,223	55,663
Formosa Plastics Corp.	53,724	198,051
Foxconn Technology Co. Ltd.	13,464	31,572
Fubon Financial Holding Co. Ltd.	106,242	279,318
Giant Manufacturing Co. Ltd.	4,768	53,417
Globalwafers Co. Ltd.	3,091	90,603
Hiwin Technologies Corp.	3,793	38,947
Hon Hai Precision Industry Co. Ltd.	175,111	651,837
Hotai Motor Co. Ltd.	4,564	99,473
Hua Nan Financial Holdings Co. Ltd.	129,268	93,913
Innolux Corp.	132,196	82,966
Inventec Corp.	37,871	35,141
Largan Precision Co. Ltd.	1,482	106,068
Lite-On Technology Corp.	32,588	70,674
MediaTek, Inc.	21,400	777,356
Mega Financial Holding Co. Ltd.	156,078	191,979
Micro-Star International Co. Ltd.	10,332	60,570
momo.com, Inc.	650	41,612
Nan Ya Plastics Corp.	72,304	214,537
Nan Ya Printed Circuit Board Corp.	3,188	71,776
Nanya Technology Corp.	18,555	49,517
Nien Made Enterprise Co. Ltd.	2,452	33,511
Novatek Microelectronics Corp.	8,254	138,188
Oneness Biotech Co. Ltd.*	3,573	38,230
Pegatron Corp.	29,346	70,292
Pou Chen Corp.	37,225	42,909
President Chain Store Corp.	8,416	81,422
Quanta Computer, Inc.	39,057	120,664
Realtek Semiconductor Corp.	6,665	133,039
Ruentex Development Co. Ltd.	20,074	46,350
Shanghai Commercial & Savings Bank Ltd.	50,995	85,009
Shin Kong Financial Holding Co. Ltd.	147,522	55,975
SinoPac Financial Holdings Co. Ltd.	149,821	82,442
Synnex Technology International Corp.	18,736	39,353
Taishin Financial Holding Co. Ltd.	154,172	103,134
Taiwan Cement Corp.	70,696	116,960

	Number of Shares	Value
Taiwan (Continued)
Taiwan Cooperative Financial Holding Co. Ltd.	143,518	$122,590
Taiwan High Speed Rail Corp.	11,983	12,778
Taiwan Mobile Co. Ltd.	23,924	83,462
Taiwan Semiconductor Manufacturing Co. Ltd.	350,838	7,520,346
Unimicron Technology Corp.	17,396	142,649
Uni-President Enterprises Corp.	67,885	159,675
United Microelectronics Corp.	170,400	390,386
Vanguard International Semiconductor Corp.	14,065	78,407
Voltronic Power Technology Corp.	950	54,155
Wan Hai Lines Ltd.	8,778	49,408
Win Semiconductors Corp.	4,929	64,262
Winbond Electronics Corp.	43,782	50,467
Wistron Corp.	42,619	43,838
Wiwynn Corp.	1,267	47,847
WPG Holdings Ltd.	21,771	39,385
Yageo Corp.	5,435	89,233
Yang Ming Marine Transport Corp.*	22,682	94,221
Yuanta Financial Holding Co. Ltd.	131,601	112,174
Zhen Ding Technology Holding Ltd.	9,466	33,364

(Cost $7,246,261)		16,802,585

Thailand — 1.6%
Advanced Info Service PCL, NVDR	16,774	102,543
Airports of Thailand PCL, NVDR	62,900	111,530
Asset World Corp. PCL, NVDR*	125,500	15,940
B Grimm Power PCL, NVDR	10,800	12,660
Bangkok Commercial Asset Management PCL, NVDR	25,700	14,948
Bangkok Dusit Medical Services PCL, NVDR	121,600	80,471
Bangkok Expressway & Metro PCL, NVDR	109,100	27,358
Berli Jucker PCL, NVDR	19,000	18,607
BTS Group Holdings PCL, NVDR	125,844	34,358
Bumrungrad Hospital PCL, NVDR	7,000	29,913
Carabao Group PCL, NVDR	4,600	15,494
Central Pattana PCL, NVDR	27,200	41,973
Central Retail Corp. PCL, NVDR	28,600	27,159
Charoen Pokphand Foods PCL, NVDR	54,743	38,664
CP ALL PCL, NVDR	83,100	144,264
Delta Electronics Thailand PCL, NVDR	4,437	58,725
Electricity Generating PCL, NVDR	3,900	19,212
Energy Absolute PCL, NVDR	22,900	55,725
Global Power Synergy PCL, NVDR	10,800	23,557
Gulf Energy Development PCL, NVDR	41,850	48,746
Home Product Center PCL, NVDR	59,000	23,812
Indorama Ventures PCL, NVDR	28,597	33,309
Intouch Holdings PCL, NVDR	16,000	34,543
Krung Thai Bank PCL, NVDR	40,206	13,483
Krungthai Card PCL, NVDR	11,200	17,782
Land & Houses PCL, NVDR	124,100	30,751
Minor International PCL, NVDR*	44,960	36,358
Muangthai Capital PCL, NVDR	10,100	16,785
Osotspa PCL, NVDR	15,300	14,529
PTT Exploration & Production PCL, NVDR	20,213	68,081

See Notes to Financial Statements.	52

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2021 (Unaudited)

	Number of Shares	Value
Thailand (Continued)
PTT Global Chemical PCL, NVDR	31,000	$51,747
PTT Oil & Retail Business PCL, NVDR	42,700	31,679
PTT PCL	14,200	14,960
PTT PCL, NVDR	131,380	138,408
Ratch Group PCL, NVDR	11,200	14,375
SCG Packaging PCL, NVDR	18,600	34,222
Siam Cement PCL	4,758	52,525
Siam Cement PCL, NVDR	6,200	68,444
Siam Commercial Bank PCL, NVDR	12,098	43,800
Sri Trang Gloves Thailand PCL, NVDR	11,800	10,505
Srisawad Corp. PCL, NVDR	10,800	19,230
Thai Oil PCL, NVDR	18,157	25,055
Thai Union Group PCL, NVDR	39,800	23,268
True Corp. PCL, NVDR	189,500	25,418

(Cost $1,904,974)		1,764,916

Turkey — 0.2%
Akbank TAS	45,559	21,701
Aselsan Elektronik Sanayi Ve Ticaret AS	10,709	17,008
BIM Birlesik Magazalar AS	6,041	30,628
Eregli Demir ve Celik Fabrikalari TAS	22,527	37,095
Ford Otomotiv Sanayi AS	937	16,839
KOC Holding AS	10,044	20,942
Turkcell Iletisim Hizmetleri AS	16,503	22,786
Turkiye Garanti Bankasi AS	33,140	27,648
Turkiye Is Bankasi AS, Class C	23,610	11,332
Turkiye Petrol Rafinerileri AS*	2,020	22,387
Turkiye Sise ve Cam Fabrikalari AS	21,855	20,038

(Cost $595,793)		248,404

United Arab Emirates — 1.1%
Abu Dhabi Commercial Bank PJSC	42,247	97,765
Abu Dhabi Islamic Bank PJSC	20,810	36,713
Abu Dhabi National Oil Co. for Distribution PJSC	35,198	39,672
Aldar Properties PJSC	54,186	59,303
Dubai Islamic Bank PJSC	27,879	39,165
Emaar Properties PJSC	52,092	66,514
Emirates NBD Bank PJSC	37,587	135,076
Emirates Telecommunications Group Co. PJSC	48,871	424,965
First Abu Dhabi Bank PJSC	62,077	324,150

(Cost $931,290)		1,223,323

United States — 0.1%
Legend Biotech Corp., ADR*	504	25,961
Parade Technologies Ltd.	1,079	82,658

(Cost $109,486)		108,619

TOTAL COMMON STOCKS (Cost $79,722,549)		108,265,202

PREFERRED STOCKS — 2.0%
Brazil — 1.0%
Alpargatas SA	2,731	18,989
Banco Bradesco SA	68,154	241,370
Bradespar SA	3,860	34,159
Braskem SA, Class A*	2,554	22,738
Centrais Eletricas Brasileiras SA, Class B	4,726	26,943

	Number of Shares	Value
Brazil (Continued)
Cia Energetica de Minas Gerais	17,546	$41,010
Gerdau SA	15,737	72,221
Itau Unibanco Holding SA	65,987	262,687
Itausa SA	63,904	109,920
Petroleo Brasileiro SA	66,199	346,547

(Cost $1,151,025)		1,176,584

Chile — 0.1%
Sociedad Quimica y Minera de Chile SA, Class B (Cost $47,257)	2,045	128,774

Colombia — 0.1%
Bancolombia SA (Cost $68,782)	7,347	59,585

Russia — 0.1%
Surgutneftegas PJSC (Cost $57,183)	104,203	52,809

South Korea — 0.7%
Hyundai Motor Co.	375	28,664
Hyundai Motor Co.—2nd Preferred	570	44,481
LG Chem Ltd.	111	30,182
LG Household & Health Care Ltd.	30	15,052
Samsung Electronics Co. Ltd.	11,804	634,966

(Cost $330,074)		753,345

TOTAL PREFERRED STOCKS (Cost $1,654,321)		2,171,097

	Principal Amount
CORPORATE BONDS — 0.0%
India — 0.0%
Britannia Industries Ltd.
8.00%, 8/28/22	INR 29,160	397
Series N3, 5.50%, 6/3/24	INR 45,965	612

(Cost $410)		1,009

TOTAL CORPORATE BONDS (Cost $410)		1,009

	Number of Shares
RIGHTS — 0.0%
China — 0.0%
CIFI Holdings Group Co. Ltd.* , expires 12/27/21 (Cost $0)	2,421	77

Thailand — 0.0%
Charoen Pokphand Foods PCL* , expires 12/31/22 (a)	782	0
CP ALL PCL* , expires 12/31/21 (a)	5,541	0

(Cost $0)		0

TOTAL RIGHTS (Cost $0)		77

See Notes to Financial Statements.	53

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2021 (Unaudited)

	Number of Shares	Value
WARRANTS — 0.0%
Thailand — 0.0%
BTS Group Holdings PCL*, expires 9/5/22	5,917	$144
BTS Group Holdings PCL*, expires 11/7/24	11,834	179
BTS Group Holdings PCL*(a), expires 11/20/26	23,669	203
Srisawad Corp. PCL*, expires 8/29/25	432	127

(Cost $0)		653

TOTAL WARRANTS (Cost $0)		653

SECURITIES LENDING COLLATERAL — 0.8%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (c)(d) (Cost $864,626)	864,626	864,626

	Number of Shares	Value
CASH EQUIVALENTS — 1.8%
DWS Government Money Market Series “Institutional Shares”, 0.04% (c) (Cost $2,085,759)	2,085,759	$2,085,759

TOTAL INVESTMENTS — 100.5% (Cost $84,327,665)		$113,388,423
Other assets and liabilities, net — (0.5%)		(510,151)

NET ASSETS — 100.0%		$112,878,272

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2021 is as follows:

Value ($) at 5/31/2021	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2021	Value ($) at 11/30/2021
SECURITIES LENDING COLLATERAL — 0.8%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (c)(d)
1,406,061	—	(541,435	) (e)	—	—	46	—	864,626	864,626

CASH EQUIVALENTS — 1.8%
DWS Government Money Market Series “Institutional Shares”, 0.04% (c)
217,017	12,935,842	(11,067,100)		—	—	336	—	2,085,759	2,085,759

1,623,078	12,935,842	(11,608,535)		—	—	382	—	2,950,385	2,950,385

*	Non-income producing security.
(a)	Investment was valued using significant unobservable inputs.
(b)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2021 amounted to $1,712,402, which is 1.5% of net assets.

(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $905,006.

(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2021.

ADR:	American Depositary Receipt
CPO:	Ordinary Participation Certificates
GDR:	Global Depositary Receipt
JSC:	Joint Stock Company
KSC:	Kuwait Shareholding Company
KSCP:	Kuwait Shareholding Company Public
NVDR:	Non Voting Depositary Receipt
PJSC:	Public Joint Stock Company
PSQC:	Public Shareholders Qatari Company
QPSC:	Qatari Public Shareholders Company
QSC:	Qatari Shareholders Company
REIT:	Real Estate Investment Trust
SAE:	Societe Anonyme Egyptienne
SAQ:	Societe Anonyme Qatar

See Notes to Financial Statements.	54

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2021 (Unaudited)

144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At November 30, 2021, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Depreciation
MSCI Emerging Markets Index Future	USD	46	$2,908,601	$2,788,290	12/17/2021	$(120,311)

As of November 30, 2021, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
Citigroup Global Markets	12/3/2021	BRL	10,303,600	USD	1,815,708	$—	$(15,874)
JP Morgan & Chase Co.	12/3/2021	BRL	10,056,600	USD	1,771,526	—	(16,149)
RBC Capital Markets	12/3/2021	BRL	7,955,700	USD	1,402,751	—	(11,466)
Citigroup Global Markets	12/3/2021	CLP	328,132,300	USD	403,777	7,323	—
RBC Capital Markets	12/3/2021	CLP	95,364,400	USD	117,110	1,889	—
JP Morgan & Chase Co.	12/3/2021	CNH	1,590,000	USD	247,730	—	(1,954)
JP Morgan & Chase Co.	12/3/2021	CNH	17,143,700	USD	2,671,399	—	(20,737)
RBC Capital Markets	12/3/2021	CNH	19,092,300	USD	2,974,885	—	(23,246)
Citigroup Global Markets	12/3/2021	COP	669,847,400	USD	176,543	8,931	—
JP Morgan & Chase Co.	12/3/2021	CZK	3,093,000	USD	139,216	1,706	—
JP Morgan & Chase Co.	12/3/2021	EUR	199,800	USD	231,350	4,724	—
Citigroup Global Markets	12/3/2021	HKD	62,136,800	USD	7,988,224	19,910	—
Citigroup Global Markets	12/3/2021	HKD	6,237,000	USD	801,803	1,981	—
JP Morgan & Chase Co.	12/3/2021	HKD	67,853,400	USD	8,723,255	21,854	—
RBC Capital Markets	12/3/2021	HKD	84,383,700	USD	10,848,395	27,178	—
JP Morgan & Chase Co.	12/3/2021	HUF	46,347,000	USD	148,826	4,570	—
RBC Capital Markets	12/3/2021	HUF	44,286,400	USD	142,207	4,364	—
Citigroup Global Markets	12/3/2021	IDR	8,853,743,800	USD	621,778	3,804	—
JP Morgan & Chase Co.	12/3/2021	IDR	8,266,267,700	USD	580,782	3,813	—
RBC Capital Markets	12/3/2021	IDR	2,993,383,000	USD	209,723	791	—
RBC Capital Markets	12/3/2021	IDR	3,930,153,600	USD	275,800	1,483	—
Citigroup Global Markets	12/3/2021	INR	510,531,500	USD	6,789,795	—	(1,405)
Citigroup Global Markets	12/3/2021	INR	19,632,000	USD	260,893	—	(256)
JP Morgan & Chase Co.	12/3/2021	INR	532,468,500	USD	7,083,053	41	—
JP Morgan & Chase Co.	12/3/2021	KRW	8,581,257,000	USD	7,339,991	116,375	—
RBC Capital Markets	12/3/2021	KRW	8,535,208,400	USD	7,297,545	112,692	—
Citigroup Global Markets	12/3/2021	MXN	15,081,900	USD	730,741	27,832	—
JP Morgan & Chase Co.	12/3/2021	MXN	14,587,300	USD	706,862	27,005	—
RBC Capital Markets	12/3/2021	MXN	15,863,400	USD	768,594	29,263	—
RBC Capital Markets	12/3/2021	MYR	6,418,800	USD	1,545,395	21,447	—
Citigroup Global Markets	12/3/2021	PHP	21,273,200	USD	420,876	—	(1,299)
JP Morgan & Chase Co.	12/3/2021	PHP	423,100	USD	8,374	—	(23)
RBC Capital Markets	12/3/2021	PHP	16,343,200	USD	323,244	—	(1,094)
Citigroup Global Markets	12/3/2021	PLN	2,339,100	USD	586,248	16,855	—
JP Morgan & Chase Co.	12/3/2021	PLN	1,336,300	USD	334,954	9,667	—
Citigroup Global Markets	12/3/2021	RUB	8,393,000	USD	117,663	4,391	—
Citigroup Global Markets	12/3/2021	RUB	167,305,100	USD	2,358,037	100,091	—
JP Morgan & Chase Co.	12/3/2021	RUB	123,135,500	USD	1,735,219	73,385	—
Citigroup Global Markets	12/3/2021	THB	5,609,000	USD	168,022	1,566	—
JP Morgan & Chase Co.	12/3/2021	THB	63,516,900	USD	1,902,843	17,884	—
JP Morgan & Chase Co.	12/3/2021	TRY	925,200	USD	94,779	27,284	—
RBC Capital Markets	12/3/2021	TRY	1,744,100	USD	178,595	51,361	—
Citigroup Global Markets	12/3/2021	TWD	171,295,800	USD	6,173,556	12,900	—
JP Morgan & Chase Co.	12/3/2021	TWD	149,584,300	USD	5,390,425	10,624	—
RBC Capital Markets	12/3/2021	TWD	10,668,000	USD	383,624	—	(51)
RBC Capital Markets	12/3/2021	TWD	149,073,700	USD	5,372,412	10,975	—
Citigroup Global Markets	12/3/2021	USD	206,779	BRL	1,172,000	1,557	—

See Notes to Financial Statements.	55

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2021 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs & Co.	12/3/2021	USD	1,616,026	BRL	9,131,600	$7,220	$—
JP Morgan & Chase Co.	12/3/2021	USD	1,777,664	BRL	10,056,600	10,011	—
RBC Capital Markets	12/3/2021	USD	1,408,151	BRL	7,955,700	6,066	—
Citigroup Global Markets	12/3/2021	USD	59,150	CLP	48,133,000	—	(995)
Goldman Sachs & Co.	12/3/2021	USD	336,089	CLP	279,999,300	2,210	—
RBC Capital Markets	12/3/2021	USD	114,458	CLP	95,364,400	762	—
JP Morgan & Chase Co.	12/3/2021	USD	2,937,767	CNH	18,733,700	4,052	—
RBC Capital Markets	12/3/2021	USD	2,993,837	CNH	19,092,300	4,294	—
Goldman Sachs & Co.	12/3/2021	USD	167,140	COP	669,847,400	472	—
JP Morgan & Chase Co.	12/3/2021	USD	136,859	CZK	3,093,000	651	—
JP Morgan & Chase Co.	12/3/2021	USD	224,895	EUR	199,800	1,731	—
Goldman Sachs & Co.	12/3/2021	USD	8,770,538	HKD	68,373,800	—	(2,402)
JP Morgan & Chase Co.	12/3/2021	USD	8,703,785	HKD	67,853,400	—	(2,384)
RBC Capital Markets	12/3/2021	USD	10,824,210	HKD	84,383,700	—	(2,993)
JP Morgan & Chase Co.	12/3/2021	USD	142,815	HUF	46,347,000	1,441	—
RBC Capital Markets	12/3/2021	USD	136,459	HUF	44,286,400	1,383	—
Goldman Sachs & Co.	12/3/2021	USD	618,278	IDR	8,853,743,800	—	(305)
JP Morgan & Chase Co.	12/3/2021	USD	576,851	IDR	8,266,267,700	119	—
RBC Capital Markets	12/3/2021	USD	482,880	IDR	6,923,536,600	369	—
Goldman Sachs & Co.	12/3/2021	USD	7,060,515	INR	530,163,500	—	(8,165)
JP Morgan & Chase Co.	12/3/2021	USD	7,085,409	INR	532,468,500	—	(2,398)
JP Morgan & Chase Co.	12/3/2021	USD	94,365	KRW	110,891,000	—	(1,018)
JP Morgan & Chase Co.	12/3/2021	USD	7,130,538	KRW	8,470,366,000	—	(269)
RBC Capital Markets	12/3/2021	USD	7,187,241	KRW	8,535,208,400	—	(2,388)
Goldman Sachs & Co.	12/3/2021	USD	701,631	MXN	15,081,900	1,278	—
JP Morgan & Chase Co.	12/3/2021	USD	678,811	MXN	14,587,300	1,047	—
RBC Capital Markets	12/3/2021	USD	738,090	MXN	15,863,400	1,242	—
RBC Capital Markets	12/3/2021	USD	1,524,656	MYR	6,418,800	—	(708)
Goldman Sachs & Co.	12/3/2021	USD	422,221	PHP	21,273,200	—	(46)
JP Morgan & Chase Co.	12/3/2021	USD	8,403	PHP	423,100	—	(6)
RBC Capital Markets	12/3/2021	USD	324,527	PHP	16,343,200	—	(190)
Goldman Sachs & Co.	12/3/2021	USD	565,505	PLN	2,339,100	3,887	—
JP Morgan & Chase Co.	12/3/2021	USD	323,067	PLN	1,336,300	2,221	—
Goldman Sachs & Co.	12/3/2021	USD	2,344,996	RUB	175,698,100	26,222	—
JP Morgan & Chase Co.	12/3/2021	USD	1,646,417	RUB	123,135,500	15,418	—
Goldman Sachs & Co.	12/3/2021	USD	166,452	THB	5,609,000	4	—
JP Morgan & Chase Co.	12/3/2021	USD	1,880,868	THB	63,516,900	4,092	—
JP Morgan & Chase Co.	12/3/2021	USD	69,680	TRY	925,200	—	(2,186)
RBC Capital Markets	12/3/2021	USD	131,258	TRY	1,744,100	—	(4,024)
Goldman Sachs & Co.	12/3/2021	USD	6,172,822	TWD	171,295,800	—	(12,166)
JP Morgan & Chase Co.	12/3/2021	USD	5,406,987	TWD	149,584,300	—	(27,186)
RBC Capital Markets	12/3/2021	USD	5,766,848	TWD	159,741,700	—	(21,736)
JP Morgan & Chase Co.	12/3/2021	USD	1,808,622	ZAR	28,980,900	12,680	—
RBC Capital Markets	12/3/2021	USD	1,640,633	ZAR	26,291,800	11,672	—
JP Morgan & Chase Co.	12/3/2021	ZAR	28,980,900	USD	1,899,540	78,239	—
RBC Capital Markets	12/3/2021	ZAR	26,291,800	USD	1,723,374	71,069	—
Citigroup Global Markets	12/6/2021	EGP	1,263,600	USD	79,618	—	(456)
Citigroup Global Markets	12/6/2021	KWD	208,000	USD	689,335	1,825	—
Citigroup Global Markets	12/6/2021	QAR	3,109,600	USD	853,770	—	(281)
Citigroup Global Markets	12/6/2021	SAR	14,305,000	USD	3,812,430	—	(549)
Citigroup Global Markets	12/6/2021	SAR	747,000	USD	199,067	—	(45)
Goldman Sachs & Co.	12/6/2021	USD	80,231	EGP	1,263,600	—	(157)
Goldman Sachs & Co.	12/6/2021	USD	687,603	KWD	208,000	—	(93)
Goldman Sachs & Co.	12/6/2021	USD	4,012,155	SAR	15,052,000	—	(64)
Citigroup Global Markets	12/7/2021	AED	3,361,200	USD	915,009	—	(71)
Goldman Sachs & Co.	12/7/2021	USD	915,085	AED	3,361,200	—	(6)
Goldman Sachs & Co.	1/5/2022	AED	1,209,000	USD	329,141	1	—
Goldman Sachs & Co.	1/5/2022	AED	3,361,200	USD	915,036	—	(21)

See Notes to Financial Statements.	56

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2021 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs & Co.	1/5/2022	BRL	9,131,600	USD	1,605,655	$—	$(5,897)
JP Morgan & Chase Co.	1/5/2022	BRL	10,056,600	USD	1,766,020	—	(8,777)
RBC Capital Markets	1/5/2022	BRL	7,955,700	USD	1,399,112	—	(4,916)
Goldman Sachs & Co.	1/5/2022	CLP	279,999,300	USD	334,859	—	(2,165)
RBC Capital Markets	1/5/2022	CLP	95,364,400	USD	114,040	—	(747)
JP Morgan & Chase Co.	1/5/2022	CNH	18,733,700	USD	2,930,094	—	(3,576)
RBC Capital Markets	1/5/2022	CNH	19,092,300	USD	2,986,041	—	(3,785)
Goldman Sachs & Co.	1/5/2022	COP	669,847,400	USD	166,486	—	(495)
JP Morgan & Chase Co.	1/5/2022	CZK	3,093,000	USD	136,782	—	(657)
Goldman Sachs & Co.	1/5/2022	EGP	1,263,600	USD	79,349	56	—
JP Morgan & Chase Co.	1/5/2022	EUR	199,800	USD	225,224	—	(1,728)
Goldman Sachs & Co.	1/5/2022	HKD	68,373,800	USD	8,770,527	2,240	—
JP Morgan & Chase Co.	1/5/2022	HKD	67,853,400	USD	8,703,774	2,223	—
RBC Capital Markets	1/5/2022	HKD	84,383,700	USD	10,823,974	2,571	—
JP Morgan & Chase Co.	1/5/2022	HUF	46,347,000	USD	142,687	—	(1,420)
RBC Capital Markets	1/5/2022	HUF	44,286,400	USD	136,379	—	(1,321)
Goldman Sachs & Co.	1/5/2022	IDR	8,853,743,800	USD	615,913	20	—
JP Morgan & Chase Co.	1/5/2022	IDR	8,266,267,700	USD	574,605	—	(421)
RBC Capital Markets	1/5/2022	IDR	6,923,536,600	USD	481,102	—	(520)
Goldman Sachs & Co.	1/5/2022	INR	530,163,500	USD	7,034,285	5,771	—
JP Morgan & Chase Co.	1/5/2022	INR	532,468,500	USD	7,058,640	—	(432)
JP Morgan & Chase Co.	1/5/2022	KRW	8,470,366,000	USD	7,127,238	1	—
RBC Capital Markets	1/5/2022	KRW	8,535,208,400	USD	7,183,612	1,814	—
Goldman Sachs & Co.	1/5/2022	KWD	208,000	USD	687,036	—	(1)
Goldman Sachs & Co.	1/5/2022	MXN	15,081,900	USD	696,897	—	(1,154)
JP Morgan & Chase Co.	1/5/2022	MXN	14,587,300	USD	674,230	—	(929)
RBC Capital Markets	1/5/2022	MXN	15,863,400	USD	733,110	—	(1,112)
RBC Capital Markets	1/5/2022	MYR	6,418,800	USD	1,519,063	—	(3,084)
Goldman Sachs & Co.	1/5/2022	PHP	21,273,200	USD	421,260	—	(492)
JP Morgan & Chase Co.	1/5/2022	PHP	4,455,000	USD	88,118	—	(204)
JP Morgan & Chase Co.	1/5/2022	PHP	423,100	USD	8,385	—	(3)
RBC Capital Markets	1/5/2022	PHP	16,343,200	USD	323,788	—	(224)
Goldman Sachs & Co.	1/5/2022	PLN	2,339,100	USD	564,094	—	(3,980)
JP Morgan & Chase Co.	1/5/2022	PLN	1,336,300	USD	322,260	—	(2,274)
Goldman Sachs & Co.	1/5/2022	QAR	3,109,600	USD	853,934	—	(97)
Goldman Sachs & Co.	1/5/2022	SAR	15,052,000	USD	4,011,620	—	(192)
Goldman Sachs & Co.	1/5/2022	THB	5,609,000	USD	166,353	—	(140)
JP Morgan & Chase Co.	1/5/2022	THB	63,516,900	USD	1,879,059	—	(6,325)
JP Morgan & Chase Co.	1/5/2022	TRY	925,200	USD	68,494	2,051	—
JP Morgan & Chase Co.	1/5/2022	TRY	859,000	USD	62,919	1,230	—
RBC Capital Markets	1/5/2022	TRY	1,744,100	USD	129,233	3,981	—
Goldman Sachs & Co.	1/5/2022	TWD	171,295,800	USD	6,179,502	19,400	—
JP Morgan & Chase Co.	1/5/2022	TWD	149,584,300	USD	5,414,424	35,107	—
RBC Capital Markets	1/5/2022	TWD	159,741,700	USD	5,774,979	30,383	—
RBC Capital Markets	1/5/2022	TWD	8,437,000	USD	303,943	533	—
JP Morgan & Chase Co.	1/5/2022	USD	260,719	BRL	1,485,000	1,355	—
RBC Capital Markets	1/5/2022	USD	1,986,685	HKD	15,487,000	—	(626)
JP Morgan & Chase Co.	1/5/2022	USD	414,409	INR	31,268,000	119	—
JP Morgan & Chase Co.	1/5/2022	USD	300,654	KRW	356,750,000	—	(473)
JP Morgan & Chase Co.	1/5/2022	USD	63,924	PLN	265,000	434	—
Goldman Sachs & Co.	1/5/2022	USD	293,200	SAR	1,100,000	—	(17)
JP Morgan & Chase Co.	1/5/2022	ZAR	28,980,900	USD	1,799,871	—	(12,589)
RBC Capital Markets	1/5/2022	ZAR	26,291,800	USD	1,632,781	—	(11,504)
Goldman Sachs & Co.	1/11/2022	RUB	175,698,100	USD	2,326,073	—	(22,870)
JP Morgan & Chase Co.	1/11/2022	RUB	123,135,500	USD	1,633,010	—	(13,213)
Goldman Sachs & Co.	1/11/2022	USD	265,549	RUB	19,920,000	765	—

Total unrealized appreciation (depreciation)						$1,169,248	$(305,222)

See Notes to Financial Statements.	57

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2021 (Unaudited)

For information on the Fund’s policy and additional disclosures regarding open futures contracts and forward foreign currency contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

AED	Arab Emirates Dirham
BRL	Brazilian Real
CLP	Chilean Peso
CNH	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
EGP	Egyptian Pound
EUR	Euro
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	South Korean Won
KWD	Kuwaiti Dinar
MXN	Mexican Peso
MYR	Malaysian Ringgit
PHP	Philippine Peso
PLN	Polish Zloty
QAR	Qatari Rial
RUB	Russian Ruble
SAR	Saudi Riyal
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2021 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (f)	$108,092,629	$—	$172,573	$108,265,202
Preferred Stocks (f)	2,171,097	—	—	2,171,097
Corporate Bonds	—	1,009	—	1,009
Rights (f)	—	77	0	77
Warrants	450	—	203	653
Short-Term Investments (f)	2,950,385	—	—	2,950,385
Derivatives (g)
Forward Foreign Currency Contracts	—	1,169,248	—	1,169,248

TOTAL	$113,214,561	$1,170,334	$172,776	$114,557,671

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (g)
Forward Foreign Currency Contracts	$—	$(305,222)	$—	$(305,222)
Futures Contracts	(120,311)	—	—	(120,311)

TOTAL	$(120,311)	$(305,222)	$—	$(425,533)

(f)	See Schedule of Investments for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

During the period ended November 30, 2021, the amount of transfers from Level 1 to Level 3 was $118,080 and from Level 3 to Level 2 was $633. The investments were transferred from Level 1 to Level 3 due to the lack of observable market data due to a decrease in market activity. The investment was transferred from Level 3 to Level 2 due to the availability of a pricing source supported by observable inputs.

See Notes to Financial Statements.	58

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Europe Hedged Equity ETF

November 30, 2021 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 95.9%
Australia — 0.5%
BHP Group PLC (Cost $2,829,882)	115,374	$3,170,874

Austria — 0.4%
Erste Group Bank AG	18,502	809,319
OMV AG	8,241	438,987
Raiffeisen Bank International AG	8,105	241,011
Verbund AG	3,590	376,607
voestalpine AG	6,248	211,726

(Cost $1,845,786)		2,077,650

Belgium — 1.2%
Ageas SA/NV	9,149	473,452
Anheuser-Busch InBev SA/NV	41,729	2,330,987
Elia Group SA/NV	1,628	202,910
Etablissements Franz Colruyt NV	2,816	132,025
Groupe Bruxelles Lambert SA	6,337	686,483
KBC Group NV	13,502	1,133,441
Proximus SADP (a)	7,916	143,820
Sofina SA	860	398,714
Solvay SA	3,938	441,785
UCB SA	6,914	753,850
Umicore SA	10,838	528,652

(Cost $9,103,782)		7,226,119

Chile — 0.1%
Antofagasta PLC (Cost $324,771)	21,547	395,459

Denmark — 4.0%
A.P. Moller — Maersk A/S, Class A	165	472,270
A.P. Moller — Maersk A/S, Class B	323	974,004
Ambu A/S, Class B (a)	9,179	260,066
Carlsberg A/S, Class B	5,458	848,937
Chr Hansen Holding A/S	5,785	430,404
Coloplast A/S, Class B	6,456	1,056,343
Danske Bank A/S	37,133	613,240
Demant A/S*	5,959	285,056
DSV A/S	11,153	2,428,632
Genmab A/S*	3,608	1,396,368
GN Store Nord AS	6,871	395,006
Novo Nordisk A/S, Class B	92,028	9,889,312
Novozymes A/S, Class B	11,428	866,275
Orsted AS, 144A	10,311	1,328,301
Pandora A/S	5,448	676,244
ROCKWOOL International A/S, Class B	470	195,803
Tryg A/S	20,026	485,396
Vestas Wind Systems A/S	55,219	1,852,478

(Cost $17,733,880)		24,454,135

Finland — 1.9%
Elisa OYJ	7,534	452,507
Fortum OYJ	23,746	684,300
Kesko OYJ, Class B	15,122	475,737
Kone OYJ, Class B	18,575	1,226,879
Neste OYJ	23,115	1,094,990
Nokia OYJ*	293,292	1,634,674
Nordea Bank Abp	177,647	2,110,759

	Number of Shares	Value
Finland (Continued)
Orion OYJ, Class B	5,802	$238,790
Sampo OYJ, Class A	27,085	1,332,816
Stora Enso OYJ, Class R	31,766	539,487
UPM-Kymmene OYJ	29,236	1,062,668
Wartsila OYJ Abp	26,217	365,266

(Cost $10,960,434)		11,218,873

France — 16.5%
Accor SA*	9,432	279,936
Aeroports de Paris*	1,724	201,580
Air Liquide SA	25,898	4,282,870
Airbus SE*	32,238	3,609,315
Alstom SA (a)	17,565	627,097
Amundi SA, 144A	3,234	269,391
Arkema SA	3,256	426,868
AXA SA	105,934	2,925,404
BioMerieux	2,355	334,385
BNP Paribas SA	61,471	3,839,864
Bollore SA	47,707	256,239
Bouygues SA	12,105	411,162
Bureau Veritas SA	15,694	497,648
Capgemini SE	8,776	2,031,380
Carrefour SA	34,415	570,620
Cie de Saint-Gobain	27,678	1,763,470
Cie Generale des Etablissements Michelin SCA	9,347	1,383,357
CNP Assurances	9,153	223,906
Covivio REIT	2,685	222,959
Credit Agricole SA	67,540	924,221
Danone SA	35,754	2,108,123
Dassault Aviation SA	1,325	125,624
Dassault Systemes SE	36,304	2,189,959
Edenred	13,840	620,304
Eiffage SA	4,517	421,191
Electricite de France SA	25,330	355,925
Engie SA	100,017	1,453,030
EssilorLuxottica SA	15,695	3,150,904
Eurazeo SE	2,101	172,392
Faurecia SE	6,383	274,357
Gecina SA REIT	2,458	332,842
Getlink SE	23,655	350,094
Hermes International	1,729	3,241,302
Ipsen SA	2,028	198,118
Kering SA	4,097	3,166,064
Klepierre SA REIT*	11,729	248,545
La Francaise des Jeux SAEM, 144A	5,245	243,288
Legrand SA	14,742	1,618,056
L’Oreal SA	13,711	6,180,987
LVMH Moet Hennessy Louis Vuitton SE	15,166	11,809,362
Orange SA (a)	108,639	1,171,704
Orpea SA	2,738	258,971
Pernod Ricard SA	11,471	2,634,377
Publicis Groupe SA	12,496	809,772
Remy Cointreau SA	1,277	299,787
Renault SA*	10,305	332,609
Safran SA	18,687	2,093,438
Sanofi	62,183	5,913,956

See Notes to Financial Statements.	59

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Europe Hedged Equity ETF (Continued)

November 30, 2021 (Unaudited)

	Number of Shares	Value
France (Continued)
Sartorius Stedim Biotech	1,495	$884,024
Schneider Electric SE	29,484	5,223,657
SEB SA	1,508	223,868
Societe Generale SA	44,693	1,396,156
Sodexo SA*	4,949	415,562
Suez SA	19,634	439,438
Teleperformance	3,248	1,336,027
Thales SA	5,680	466,894
TotalEnergies SE	136,895	6,304,812
Ubisoft Entertainment SA*	4,948	254,258
Unibail-Rodamco-Westfield REIT*	6,999	461,967
Valeo	12,847	372,112
Veolia Environnement SA	36,002	1,159,569
Vinci SA	29,419	2,791,241
Vivendi SE	42,336	540,149
Wendel SE	1,502	172,216
Worldline SA, 144A*	13,100	689,129

(Cost $91,873,320)		99,987,832

Germany — 12.1%
adidas AG	10,411	3,017,310
Allianz SE	22,565	4,924,728
BASF SE	50,259	3,299,088
Bayer AG	53,712	2,711,927
Bayerische Motoren Werke AG	18,163	1,750,475
Bechtle AG	4,297	310,815
Beiersdorf AG	5,569	557,180
Brenntag SE	8,617	739,782
Carl Zeiss Meditec AG	2,240	449,521
Commerzbank AG*	56,657	400,628
Continental AG*	5,981	642,355
Covestro AG, 144A	10,406	588,184
Daimler AG	46,734	4,399,088
Delivery Hero SE, 144A*	8,846	1,180,796
Deutsche Bank AG*(b)	112,742	1,362,996
Deutsche Boerse AG	10,419	1,637,725
Deutsche Lufthansa AG*	32,006	194,594
Deutsche Post AG	54,167	3,204,846
Deutsche Telekom AG	182,546	3,227,114
E.ON SE	123,725	1,528,609
Evonik Industries AG	11,491	346,780
Fresenius Medical Care AG & Co. KGaA	11,240	672,802
Fresenius SE & Co. KGaA	22,841	867,654
GEA Group AG	8,550	433,727
Hannover Rueck SE	3,210	562,998
HeidelbergCement AG	7,967	534,352
HelloFresh SE*	9,015	914,018
Henkel AG & Co. KGaA	5,503	409,095
Infineon Technologies AG	71,289	3,228,296
KION Group AG	4,042	437,317
Knorr-Bremse AG	3,878	385,972
LANXESS AG	4,469	259,902
LEG Immobilien SE	3,913	548,060
Merck KGaA	7,104	1,763,601
MTU Aero Engines AG	2,977	556,907
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	7,680	2,076,003

	Number of Shares	Value
Germany (Continued)
Nemetschek SE	3,175	$402,566
Puma SE	5,732	693,946
Rational AG	277	255,778
RWE AG	34,756	1,346,084
SAP SE	57,073	7,325,748
Scout24 SE, 144A	4,742	315,145
Siemens AG	41,792	6,696,154
Siemens Energy AG*	21,875	581,510
Siemens Healthineers AG, 144A	15,452	1,127,152
Symrise AG	6,935	979,191
Telefonica Deutschland Holding AG	56,016	149,799
Uniper SE	4,856	211,586
United Internet AG	4,895	184,030
Volkswagen AG	1,818	508,026
Vonovia SE	30,085	1,671,851
Zalando SE, 144A*	12,117	1,102,925

(Cost $76,947,207)		73,676,736

Ireland — 1.4%
CRH PLC	42,630	2,075,041
DCC PLC	5,374	395,809
Experian PLC	50,425	2,266,722
Flutter Entertainment PLC*	9,066	1,231,240
Kerry Group PLC, Class A	8,647	1,064,993
Kingspan Group PLC	8,528	988,439
Smurfit Kappa Group PLC	13,461	687,281

(Cost $7,408,368)		8,709,525

Italy — 3.0%
Amplifon SpA	6,504	318,061
Assicurazioni Generali SpA	59,781	1,202,053
Atlantia SpA*	27,040	494,644
Davide Campari-Milano NV	28,023	409,020
DiaSorin SpA	1,342	287,270
Enel SpA	445,638	3,389,706
Eni SpA	138,639	1,830,478
Ferrari NV	6,861	1,802,873
FinecoBank Banca Fineco SpA	33,430	587,272
Infrastrutture Wireless Italiane SpA, 144A	17,709	203,549
Intesa Sanpaolo SpA	907,902	2,178,229
Mediobanca Banca di Credito Finanziario SpA (a)	33,552	371,762
Moncler SpA	11,293	820,698
Nexi SpA, 144A*	25,778	396,278
Poste Italiane SpA, 144A	28,213	356,440
Prysmian SpA	13,742	511,026
Recordati Industria Chimica e Farmaceutica SpA	5,939	373,412
Snam SpA	110,725	624,602
Telecom Italia SpA	551,137	287,521
Terna—Rete Elettrica Nazionale	76,052	567,184
UniCredit SpA	115,308	1,397,941

(Cost $19,072,317)		18,410,019

Jordan — 0.1%
Hikma Pharmaceuticals PLC (Cost $302,237)	9,300	273,963

See Notes to Financial Statements.	60

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Europe Hedged Equity ETF (Continued)

November 30, 2021 (Unaudited)

	Number of Shares	Value
Luxembourg — 0.4%
ArcelorMittal SA	36,790	$998,445
Aroundtown SA	53,504	321,598
Eurofins Scientific SE	7,280	932,461
Tenaris SA	25,354	249,067

(Cost $2,304,682)		2,501,571

Netherlands — 9.5%
ABN AMRO Bank NV, 144A	22,614	323,147
Adyen NV, 144A*	1,083	3,006,095
Aegon NV	96,891	429,757
Akzo Nobel NV	10,337	1,089,319
Argenx SE*	2,559	716,834
ASM International NV	2,580	1,161,029
ASML Holding NV	22,574	17,910,590
Euronext NV, 144A	4,606	453,676
EXOR NV	6,035	531,802
Heineken Holding NV	6,096	508,486
Heineken NV	14,044	1,400,647
IMCD NV	3,054	679,201
ING Groep NV	213,460	2,955,375
JDE Peet’s NV	5,535	151,282
Just Eat Takeaway.com NV, 144A*	9,920	620,903
Koninklijke Ahold Delhaize NV	57,337	1,928,019
Koninklijke DSM NV	9,601	2,070,448
Koninklijke KPN NV	184,384	543,895
Koninklijke Philips NV	50,279	1,778,784
NN Group NV	14,760	735,526
Prosus NV*	50,983	4,100,584
QIAGEN NV*	12,338	685,634
Randstad NV	6,374	402,786
Royal Dutch Shell PLC, Class A	224,136	4,700,877
Royal Dutch Shell PLC, Class B	201,271	4,222,393
Stellantis NV	111,228	1,909,816
Universal Music Group NV	39,236	1,126,233
Wolters Kluwer NV	14,659	1,650,176

(Cost $48,387,757)		57,793,314

Norway — 1.0%
Adevinta ASA*	13,724	196,652
Aker BP ASA	6,840	216,592
DNB Bank ASA	50,300	1,102,261
Equinor ASA	54,056	1,366,857
Gjensidige Forsikring ASA	10,773	244,653
Mowi ASA	23,421	533,958
Norsk Hydro ASA	72,044	469,166
Orkla ASA	39,824	364,664
Schibsted ASA, Class A	3,672	164,142
Schibsted ASA, Class B	5,328	205,826
Telenor ASA	37,844	560,052
Yara International ASA	9,048	445,770

(Cost $5,639,571)		5,870,593

Poland — 0.0%
InPost SA*
(Cost $196,609)	10,549	117,662

	Number of Shares	Value
Portugal — 0.2%
EDP — Energias de Portugal SA	155,281	$851,288
Galp Energia SGPS SA	27,034	253,491
Jeronimo Martins SGPS SA	15,576	339,428

(Cost $1,393,411)		1,444,207

Spain — 3.4%
ACS Actividades de Construccion y Servicios SA	13,190	317,276
Aena SME SA, 144A*	4,148	609,200
Amadeus IT Group SA*	24,559	1,573,102
Banco Bilbao Vizcaya Argentaria SA	365,173	1,947,507
Banco Santander SA	948,175	2,957,146
CaixaBank SA	235,978	608,574
Cellnex Telecom SA, 144A*	28,028	1,654,173
EDP Renovaveis SA	15,208	390,136
Enagas SA	13,176	300,203
Endesa SA	16,963	381,581
Ferrovial SA (a)	26,144	728,202
Grifols SA (a)	15,522	278,664
Iberdrola SA	313,872	3,525,452
Industria de Diseno Textil SA	59,629	1,884,040
Naturgy Energy Group SA	10,527	290,110
Red Electrica Corp. SA	24,122	512,529
Repsol SA	79,049	877,759
Siemens Gamesa Renewable Energy SA*	13,597	362,841
Telefonica SA (a)	280,345	1,270,645

(Cost $27,154,525)		20,469,140

Sweden — 5.5%
Alfa Laval AB	17,227	668,978
Assa Abloy AB, Class B (a)	54,585	1,536,651
Atlas Copco AB, Class A	36,828	2,267,156
Atlas Copco AB, Class B	21,381	1,117,015
Boliden AB	15,099	521,862
Electrolux AB, Class B	12,176	273,489
Embracer Group AB*	27,067	293,112
Epiroc AB, Class A	36,616	891,082
Epiroc AB, Class B	20,666	417,423
EQT AB	16,240	961,917
Essity AB, Class B	33,692	1,077,785
Evolution AB, 144A	9,514	1,003,373
Fastighets AB Balder, Class B*	5,578	418,868
Getinge AB, Class B	12,409	521,521
H & M Hennes & Mauritz AB, Class B (a)	40,461	718,070
Hexagon AB, Class B	107,883	1,579,564
Husqvarna AB, Class B	22,570	318,816
ICA Gruppen AB	5,740	339,988
Industrivarden AB, Class A	6,677	199,077
Industrivarden AB, Class C	8,573	253,800
Investment AB Latour, Class B	8,107	306,817
Investor AB, Class A	27,598	666,723
Investor AB, Class B	99,603	2,319,522
Kinnevik AB, Class B*	12,955	463,638
L E Lundbergforetagen AB, Class B	4,080	224,512
Lifco AB, Class B	12,494	339,945
Lundin Energy AB	11,377	403,189

See Notes to Financial Statements.	61

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Europe Hedged Equity ETF (Continued)

November 30, 2021 (Unaudited)

	Number of Shares	Value
Sweden (Continued)
Nibe Industrier AB, Class B	77,841	$1,113,803
Sagax AB, Class B	8,640	338,489
Sandvik AB	62,004	1,543,309
Securitas AB, Class B	17,345	251,263
Sinch AB, 144A*	27,558	370,324
Skandinaviska Enskilda Banken AB, Class A (a)	88,692	1,295,628
Skanska AB, Class B	18,023	416,815
SKF AB, Class B	20,999	482,845
Svenska Cellulosa AB SCA, Class B	33,998	556,043
Svenska Handelsbanken AB, Class A	79,797	848,288
Swedbank AB, Class A	49,340	997,910
Swedish Match AB	86,941	635,121
Tele2 AB, Class B (a)	27,046	387,293
Telefonaktiebolaget LM Ericsson, Class B	158,847	1,606,177
Telia Co. AB	144,825	560,794
Volvo AB, Class A	10,567	231,606
Volvo AB, Class B	78,566	1,702,997

(Cost $29,225,895)		33,442,598

Switzerland — 16.1%
ABB Ltd.	89,772	3,118,380
Adecco Group AG	8,615	401,636
Alcon, Inc.	27,353	2,166,669
Bachem Holding AG	333	240,850
Baloise Holding AG	2,529	379,054
Barry Callebaut AG	194	460,672
Chocoladefabriken Lindt & Spruengli AG	6	741,136
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	56	689,897
Cie Financiere Richemont SA	28,518	4,246,403
Clariant AG*	11,118	218,594
Coca-Cola HBC AG*	11,347	350,412
Credit Suisse Group AG	144,867	1,406,301
EMS-Chemie Holding AG	371	354,411
Geberit AG	1,978	1,516,384
Givaudan SA	506	2,480,257
Glencore PLC*	545,816	2,592,219
Holcim Ltd.*	28,766	1,392,788
Julius Baer Group Ltd.	12,188	759,916
Kuehne + Nagel International AG	2,943	845,345
Logitech International SA	9,446	749,671
Lonza Group AG	4,074	3,297,186
Nestle SA	153,919	19,783,718
Novartis AG	119,671	9,573,159
Partners Group Holding AG	1,249	2,163,183
Roche Holding AG	1,676	697,382
Roche Holding AG	38,408	15,046,498
Schindler Holding AG	1,079	268,913
Schindler Holding AG Participation Certificates	2,249	580,593
SGS SA	332	1,004,263
Sika AG	7,744	3,042,602
Sonova Holding AG	2,972	1,121,723
STMicroelectronics NV	37,403	1,829,309
Straumann Holding AG	566	1,206,538

	Number of Shares	Value
Switzerland (Continued)
Swatch Group AG — Bearer	1,591	$470,342
Swatch Group AG — Registered	2,738	156,725
Swiss Life Holding AG	1,699	980,481
Swiss Prime Site AG	4,182	397,223
Swiss Re AG	16,629	1,565,722
Swisscom AG	1,415	786,685
Temenos AG	3,739	479,975
UBS Group AG	192,682	3,345,516
VAT Group AG, 144A	1,438	693,899
Vifor Pharma AG	2,682	301,489
Zurich Insurance Group AG	8,246	3,405,107

(Cost $80,528,175)		97,309,226

United Kingdom — 18.6%
3i Group PLC	53,388	984,817
abrdn PLC	115,625	358,758
Admiral Group PLC	10,226	402,154
Anglo American PLC	70,719	2,607,143
Ashtead Group PLC	24,409	1,962,050
Associated British Foods PLC	19,630	502,036
AstraZeneca PLC	84,680	9,320,451
Auto Trader Group PLC, 144A	51,267	499,506
AVEVA Group PLC	6,396	272,799
Aviva PLC	213,756	1,094,497
BAE Systems PLC	174,995	1,275,852
Barclays PLC	926,683	2,270,406
Barratt Developments PLC	54,567	506,113
Berkeley Group Holdings PLC	6,190	352,676
BP PLC	1,098,461	4,754,496
British American Tobacco PLC	119,339	4,015,490
British Land Co. PLC REIT	49,946	337,974
BT Group PLC*	485,590	1,024,256
Bunzl PLC	18,039	688,061
Burberry Group PLC	21,659	506,255
CNH Industrial NV	55,800	927,410
Coca-Cola Europacific Partners PLC	11,236	554,721
Compass Group PLC*	97,468	1,895,804
Croda International PLC	7,650	1,029,113
Diageo PLC	127,754	6,455,599
Entain PLC*	32,018	710,700
Evraz PLC	28,983	222,025
Ferguson PLC	12,119	1,847,891
GlaxoSmithKline PLC	275,092	5,579,347
Halma PLC	21,065	840,743
Hargreaves Lansdown PLC	19,112	339,839
HSBC Holdings PLC	1,116,443	6,226,569
Imperial Brands PLC	51,506	1,056,277
Informa PLC*	82,922	515,018
InterContinental Hotels Group PLC*	10,164	601,399
Intertek Group PLC	8,752	621,562
J Sainsbury PLC	92,089	338,763
JD Sports Fashion PLC	141,330	418,967
Johnson Matthey PLC	10,583	295,009
Kingfisher PLC	115,335	485,939
Land Securities Group PLC REIT	37,728	364,782
Legal & General Group PLC	325,685	1,221,036
Lloyds Banking Group PLC	3,883,040	2,416,870

See Notes to Financial Statements.	62

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Europe Hedged Equity ETF (Continued)

November 30, 2021 (Unaudited)

	Number of Shares	Value
United Kingdom (Continued)
London Stock Exchange Group PLC	17,875	$1,545,712
M&G PLC	138,700	344,764
Melrose Industries PLC	238,379	459,697
Mondi PLC	26,266	600,664
National Grid PLC	198,607	2,658,808
NatWest Group PLC	316,114	893,805
Next PLC	7,301	763,398
Ocado Group PLC*	26,689	637,314
Pearson PLC	42,935	338,726
Persimmon PLC	17,481	636,322
Phoenix Group Holdings PLC	35,889	305,571
Prudential PLC	143,171	2,429,637
Reckitt Benckiser Group PLC	39,036	3,172,065
RELX PLC	105,757	3,287,028
Rentokil Initial PLC	102,942	840,066
Rio Tinto PLC	61,365	3,763,965
Rolls-Royce Holdings PLC*	455,165	741,550
Sage Group PLC	58,272	598,136
Schroders PLC	6,637	303,292
Segro PLC REIT	66,467	1,245,526
Severn Trent PLC	13,251	508,605
Smith & Nephew PLC	47,884	775,345
Smiths Group PLC	21,782	417,733
Spirax-Sarco Engineering PLC	4,004	832,317
SSE PLC	56,835	1,173,122
St James’s Place PLC	30,042	618,694
Standard Chartered PLC	144,939	802,274
Taylor Wimpey PLC	194,386	408,209
Tesco PLC	419,879	1,545,423
Unilever PLC	141,959	7,285,734
United Utilities Group PLC	37,558	541,711
Vodafone Group PLC	1,518,209	2,207,731
Whitbread PLC*	10,811	403,018
WPP PLC	65,565	908,605

(Cost $126,541,572)		112,695,740

TOTAL COMMON STOCKS (Cost $559,774,181)		581,245,236

PREFERRED STOCKS — 0.8%
Germany — 0.8%
Bayerische Motoren Werke AG	3,053	240,291
FUCHS PETROLUB SE	3,822	171,647
Henkel AG & Co. KGaA	9,967	787,860
Porsche Automobil Holding SE	8,466	712,224
Sartorius AG	1,438	989,918
Volkswagen AG	10,158	1,862,355

(Cost $5,163,816)		4,764,295

TOTAL PREFERRED STOCKS (Cost $5,163,816)		4,764,295

	Number of Shares	Value
RIGHTS — 0.0%
Germany — 0.0%
Vonovia SE*, expires 1/7/22 (Cost $0)	29,471	$103,946

WARRANTS — 0.0%
Switzerland — 0.0%
Cie Financiere Richemont SA*, expires 11/22/23 (Cost $0)	48,882	53,245

EXCHANGE-TRADED FUNDS — 0.1%
iShares Core MSCI Europe ETF (Cost $283,083)	5,500	308,660

SECURITIES LENDING COLLATERAL — 0.6%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (c)(d) (Cost $3,622,161)	3,622,161	3,622,161

CASH EQUIVALENTS — 4.6%
DWS ESG Liquidity Fund “Capital Shares”, 0.08% (c)	640,592	640,464
DWS Government Money Market Series “Institutional Shares”, 0.04% (c)	27,286,976	27,286,976

TOTAL CASH EQUIVALENTS (Cost $27,927,568)		27,927,440

TOTAL INVESTMENTS — 102.0% (Cost $596,770,809)		$618,024,983
Other assets and liabilities, net — (2.0%)		(12,184,285)

NET ASSETS — 100.0%		$605,840,698

See Notes to Financial Statements.	63

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Europe Hedged Equity ETF (Continued)

November 30, 2021 (Unaudited)

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2021 is as follows:

Value ($) at 5/31/2021	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2021	Value ($) at 11/30/2021
COMMON STOCKS — 0.2%
Germany — 0.2%
Deutsche Bank AG *(b)
1,491,094	247,241	(87,132)		5,170	(293,377)	—	—	112,742	1,362,996

SECURITIES LENDING COLLATERAL — 0.6%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01%, (c)(d)
14,135,967	—	(10,513,806	) (e)	—	—	340	—	3,622,161	3,622,161

CASH EQUIVALENTS — 4.6%
DWS ESG Liquidity Fund “Capital Shares”, 0.08% (c)
640,273	255	—		—	(64)	260	—	640,592	640,464
DWS Government Money Market Series “Institutional Shares”, 0.04% (c)
1,333,863	145,736,587	(119,783,474)		—	—	2,180	—	27,286,976	27,286,976

17,601,197	145,984,083	(130,384,412)		5,170	(293,441)	2,780	—	31,662,471	32,912,597

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2021 amounted to $3,685,736, which is 0.6% of net assets.

(b)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $323,663.

(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2021.

REIT:	Real Estate Investment Trust
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At November 30, 2021, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)
AMSTERDAM Index Futures	EUR	12	$2,201,714	$2,115,252	12/17/2021	$(86,462)
CAC40 10 EURO Futures	EUR	57	4,520,417	4,341,473	12/17/2021	(178,944)
DAX Index Futures	EUR	8	3,501,213	3,434,737	12/17/2021	(66,476)
FTSE 100 Index Futures	GBP	66	6,191,505	6,214,155	12/17/2021	22,650
FTSE/MIB Index Futures	EUR	6	882,828	877,862	12/17/2021	(4,966)
IBEX 35 Index Futures	EUR	9	904,483	850,582	12/17/2021	(53,901)
OMXS30 Index Futures	SEK	58	1,501,905	1,443,004	12/17/2021	(58,901)
SWISS MKT IX Futures	CHF	28	3,686,024	3,720,625	12/17/2021	34,601

Total net unrealized depreciation						$(392,399)

As of November 30, 2021, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
Citigroup Global Markets	12/3/2021	CHF	28,635,800	USD	31,361,765	$165,116	$—
JP Morgan & Chase Co.	12/3/2021	CHF	28,603,922	USD	31,327,675	165,756	—
JP Morgan & Chase Co.	12/3/2021	CHF	1,222,200	USD	1,309,750	—	(21,749)
RBC Capital Markets	12/3/2021	CHF	3,066,000	USD	3,358,020	17,833	—
RBC Capital Markets	12/3/2021	CHF	23,784,917	USD	26,049,790	137,831	—

See Notes to Financial Statements.	64

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Europe Hedged Equity ETF (Continued)

November 30, 2021 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
Citigroup Global Markets	12/3/2021	DKK	46,260,600	USD	7,200,570	$145,353	$—
Citigroup Global Markets	12/3/2021	DKK	9,061,000	USD	1,410,333	28,437	—
JP Morgan & Chase Co.	12/3/2021	DKK	2,366,800	USD	358,108	—	(2,853)
JP Morgan & Chase Co.	12/3/2021	DKK	51,986,842	USD	8,091,873	163,345	—
RBC Capital Markets	12/3/2021	DKK	55,528,700	USD	8,643,346	174,649	—
Citigroup Global Markets	12/3/2021	EUR	90,995,800	USD	105,361,762	2,148,404	—
JP Morgan & Chase Co.	12/3/2021	EUR	3,870,400	USD	4,354,893	—	(35,167)
JP Morgan & Chase Co.	12/3/2021	EUR	85,421,623	USD	98,910,381	2,019,617	—
RBC Capital Markets	12/3/2021	EUR	83,719,173	USD	96,940,775	1,981,041	—
RBC Capital Markets	12/3/2021	EUR	6,149,000	USD	7,120,056	145,460	—
Citigroup Global Markets	12/3/2021	GBP	34,548,054	USD	47,355,812	1,404,676	—
JP Morgan & Chase Co.	12/3/2021	GBP	1,436,200	USD	1,921,916	11,677	—
JP Morgan & Chase Co.	12/3/2021	GBP	34,077,950	USD	46,712,316	1,386,448	—
RBC Capital Markets	12/3/2021	GBP	1,523,000	USD	2,087,623	61,935	—
RBC Capital Markets	12/3/2021	GBP	28,658,620	USD	39,283,861	1,166,051	—
Citigroup Global Markets	12/3/2021	NOK	15,514,000	USD	1,833,535	118,272	—
JP Morgan & Chase Co.	12/3/2021	NOK	751,100	USD	84,372	1,329	—
JP Morgan & Chase Co.	12/3/2021	NOK	17,723,091	USD	2,094,619	135,113	—
RBC Capital Markets	12/3/2021	NOK	18,440,700	USD	2,179,430	140,583	—
Citigroup Global Markets	12/3/2021	SEK	10,380,000	USD	1,208,824	57,290	—
Citigroup Global Markets	12/3/2021	SEK	96,887,850	USD	11,283,348	534,820	—
JP Morgan & Chase Co.	12/3/2021	SEK	106,085,936	USD	12,354,899	585,956	—
JP Morgan & Chase Co.	12/3/2021	SEK	4,388,500	USD	485,043	—	(1,807)
RBC Capital Markets	12/3/2021	SEK	88,572,800	USD	10,315,380	489,305	—
Goldman Sachs & Co.	12/3/2021	USD	30,945,009	CHF	28,635,800	251,639	—
JP Morgan & Chase Co.	12/3/2021	USD	32,230,519	CHF	29,826,122	262,900	—
RBC Capital Markets	12/3/2021	USD	29,016,192	CHF	26,850,917	235,954	—
Goldman Sachs & Co.	12/3/2021	USD	8,373,117	DKK	55,321,600	63,996	—
JP Morgan & Chase Co.	12/3/2021	USD	8,226,488	DKK	54,353,642	63,000	—
RBC Capital Markets	12/3/2021	USD	8,404,475	DKK	55,528,700	64,223	—
Goldman Sachs & Co.	12/3/2021	USD	102,426,692	EUR	90,995,800	786,665	—
JP Morgan & Chase Co.	12/3/2021	USD	100,507,101	EUR	89,292,023	773,722	—
RBC Capital Markets	12/3/2021	USD	101,157,503	EUR	89,868,173	776,827	—
Goldman Sachs & Co.	12/3/2021	USD	45,707,075	GBP	34,548,054	244,061	—
JP Morgan & Chase Co.	12/3/2021	USD	46,985,327	GBP	35,514,150	250,779	—
RBC Capital Markets	12/3/2021	USD	39,930,374	GBP	30,181,620	213,124	—
Goldman Sachs & Co.	12/3/2021	USD	1,702,698	NOK	15,514,000	12,565	—
JP Morgan & Chase Co.	12/3/2021	USD	2,027,602	NOK	18,474,191	14,947	—
RBC Capital Markets	12/3/2021	USD	2,023,910	NOK	18,440,700	14,937	—
Goldman Sachs & Co.	12/3/2021	USD	11,820,605	SEK	107,267,850	79,458	—
JP Morgan & Chase Co.	12/3/2021	USD	12,173,894	SEK	110,474,436	81,900	—
RBC Capital Markets	12/3/2021	USD	9,760,486	SEK	88,572,800	65,588	—
Goldman Sachs & Co.	1/5/2022	CHF	28,635,800	USD	30,992,132	—	(251,953)
JP Morgan & Chase Co.	1/5/2022	CHF	29,826,122	USD	32,278,654	—	(264,173)
RBC Capital Markets	1/5/2022	CHF	1,115,000	USD	1,206,727	—	(9,833)
RBC Capital Markets	1/5/2022	CHF	26,850,917	USD	29,059,497	—	(237,129)
Goldman Sachs & Co.	1/5/2022	DKK	55,321,600	USD	8,382,505	—	(65,729)
JP Morgan & Chase Co.	1/5/2022	DKK	54,353,642	USD	8,236,898	—	(63,518)
RBC Capital Markets	1/5/2022	DKK	55,528,700	USD	8,415,161	—	(64,700)
Goldman Sachs & Co.	1/5/2022	EUR	90,995,800	USD	102,577,472	—	(784,181)
JP Morgan & Chase Co.	1/5/2022	EUR	89,292,023	USD	100,653,986	—	(772,356)
RBC Capital Markets	1/5/2022	EUR	89,868,173	USD	101,303,179	—	(777,609)
Goldman Sachs & Co.	1/5/2022	GBP	34,548,054	USD	45,745,424	—	(241,096)
JP Morgan & Chase Co.	1/5/2022	GBP	35,514,150	USD	47,023,398	—	(249,081)
RBC Capital Markets	1/5/2022	GBP	30,181,620	USD	39,963,091	—	(211,319)
Goldman Sachs & Co.	1/5/2022	NOK	15,514,000	USD	1,702,381	—	(12,515)
JP Morgan & Chase Co.	1/5/2022	NOK	18,474,191	USD	2,027,224	—	(14,888)
JP Morgan & Chase Co.	1/5/2022	NOK	1,405,000	USD	153,928	—	(1,378)

See Notes to Financial Statements.	65

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Europe Hedged Equity ETF (Continued)

November 30, 2021 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
RBC Capital Markets	1/5/2022	NOK	18,440,700	USD	2,023,532	$—	$(14,877)
Goldman Sachs & Co.	1/5/2022	SEK	107,267,850	USD	11,838,151	—	(79,674)
JP Morgan & Chase Co.	1/5/2022	SEK	20,685,000	USD	2,281,849	—	(16,325)
JP Morgan & Chase Co.	1/5/2022	SEK	110,474,436	USD	12,192,906	—	(81,181)
RBC Capital Markets	1/5/2022	SEK	88,572,800	USD	9,775,951	—	(64,790)
JP Morgan & Chase Co.	1/5/2022	USD	240,127	DKK	1,583,000	1,615	—
RBC Capital Markets	1/5/2022	USD	3,118,137	EUR	2,766,000	23,748	—
RBC Capital Markets	1/5/2022	USD	1,412,874	GBP	1,067,000	7,397	—

Total unrealized appreciation (depreciation)						$17,675,342	$(4,339,881)

For information on the Fund’s policy and additional disclosures regarding open futures contracts and forward foreign currency contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
NOK	Norwegian Krone
SEK	Swedish Krona
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2021 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (f)	$581,245,236	$—	$—	$581,245,236
Preferred Stocks	4,764,295	—	—	4,764,295
Rights	103,946	—	—	103,946
Warrants	53,245	—	—	53,245
Exchange-Traded Funds	308,660	—	—	308,660
Short-Term Investments (f)	31,549,601	—	—	31,549,601
Derivatives (g)
Forward Foreign Currency Contracts	—	17,675,342	—	17,675,342
Futures Contracts	57,251	—	—	57,251

TOTAL	$618,082,234	$17,675,342	$—	$635,757,576

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (g)
Forward Foreign Currency Contracts	$—	$(4,339,881)	$—	$(4,339,881)
Futures Contracts	(449,650)	—	—	(449,650)

TOTAL	$(449,650)	$(4,339,881)	$—	$(4,789,531)

(f)	See Schedule of Investments for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

See Notes to Financial Statements.	66

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Eurozone Hedged Equity ETF

November 30, 2021 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 97.4%
Austria — 1.1%
Agrana Beteiligungs AG	43	$851
ANDRITZ AG	160	7,621
AT&S Austria Technologie & Systemtechnik AG	59	2,897
BAWAG Group AG, 144A*	169	9,861
CA Immobilien Anlagen AG	100	4,117
DO & CO AG*	13	969
Erste Group Bank AG	840	36,743
EVN AG	92	2,650
FACC AG*	51	427
IMMOFINANZ AG*(a)	203	4,720
Lenzing AG*	36	4,303
Oesterreichische Post AG	101	4,192
OMV AG	367	19,550
Palfinger AG	35	1,354
Porr AG*(a)	19	262
Raiffeisen Bank International AG	371	11,032
S IMMO AG	116	2,594
S&T AG (a)	108	2,336
Schoeller-Bleckmann Oilfield Equipment AG*	35	1,187
Semperit AG Holding	26	768
Telekom Austria AG*	389	3,282
UNIQA Insurance Group AG	336	2,927
Verbund AG	171	17,939
Vienna Insurance Group AG Wiener Versicherung Gruppe	92	2,556
voestalpine AG	282	9,556
Wienerberger AG	285	10,505
Zumtobel Group AG	67	661

(Cost $141,559)		165,860

Belgium — 3.0%
Ackermans & van Haaren NV	59	9,783
Aedifica SA REIT	89	11,931
Ageas SA/NV	416	21,528
AGFA-Gevaert NV*	430	1,731
Akka Technologies*	31	1,680
Anheuser-Busch InBev SA/NV	1,894	105,799
Barco NV	156	3,130
Befimmo SA REIT	66	2,350
Bekaert SA	84	3,397
bpost SA*	235	1,906
Cie d’Entreprises CFE	19	1,978
Cofinimmo SA REIT	66	10,374
D’ieteren SA/NV	52	9,477
Econocom Group SA/NV	298	1,136
Elia Group SA/NV	74	9,223
Etablissements Franz Colruyt NV	128	6,001
Euronav NV	403	3,787
Fagron	187	2,804
Galapagos NV*	104	5,003
Gimv NV	46	2,770
Groupe Bruxelles Lambert SA	274	29,682
Immobel SA	11	901
Intervest Offices & Warehouses NV REIT	51	1,585

	Number of Shares	Value
Belgium (Continued)
Ion Beam Applications	51	$821
KBC Ancora	91	4,322
KBC Group NV	622	52,214
Kinepolis Group NV*	35	1,863
Melexis NV	52	6,057
Mithra Pharmaceuticals SA*	32	726
Montea NV REIT	27	3,907
Ontex Group NV*(a)	188	1,573
Orange Belgium SA	10	219
Proximus SADP (a)	376	6,831
Recticel SA	68	1,279
Retail Estates NV REIT	18	1,413
Sofina SA	38	17,618
Solvay SA	183	20,530
Telenet Group Holding NV	116	4,155
Tessenderlo Group SA*	52	1,961
UCB SA	315	34,345
Umicore SA	490	23,901
Van de Velde NV	13	459
VGP NV	17	4,540
Warehouses De Pauw CVA REIT	327	15,190
X-Fab Silicon Foundries SE, 144A*	123	1,301
Xior Student Housing NV REIT	48	2,708

(Cost $546,503)		455,889

Finland — 3.6%
Admicom OYJ	10	890
Aktia Bank OYJ	108	1,494
Anora Group OYJ	93	1,124
BasWare OYJ*	17	615
Cargotec OYJ, Class B	107	5,009
Caverion OYJ	306	2,124
Citycon OYJ (a)	180	1,400
Elisa OYJ	352	21,142
Finnair OYJ*(a)	1,305	836
Fortum OYJ	1,095	31,555
F-Secure OYJ	204	1,182
Harvia OYJ	33	2,058
Huhtamaki OYJ	235	10,106
Kamux Corp.	117	1,494
Kemira OYJ	240	3,574
Kesko OYJ, Class B	656	20,638
Kojamo OYJ	290	6,670
Kone OYJ, Class B	846	55,878
Konecranes OYJ	141	5,477
Marimekko OYJ	15	1,480
Metsa Board OYJ	415	3,991
Metso Outotec OYJ	1,553	15,728
Musti Group OYJ*	64	2,157
Neles OYJ	256	3,824
Neste OYJ	1,054	49,930
Nokia OYJ*	13,407	74,724
Nokian Renkaat OYJ	331	12,332
Oriola OYJ, Class B	267	591
Orion OYJ, Class B	252	10,371
Outokumpu OYJ*	866	5,046
Puuilo OYJ*	104	868
QT Group OYJ*	41	6,240

See Notes to Financial Statements.	67

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Eurozone Hedged Equity ETF (Continued)

November 30, 2021 (Unaudited)

	Number of Shares	Value
Finland (Continued)
Remedy Entertainment OYJ	9	$403
Revenio Group OYJ	61	3,871
Rovio Entertainment OYJ, 144A	122	936
Sampo OYJ, Class A	1,241	61,068
Sanoma OYJ	163	2,477
Stora Enso OYJ, Class R	1,451	24,643
Talenom OYJ	49	701
TietoEVRY OYJ	230	6,714
Tokmanni Group Corp.	140	2,944
UPM-Kymmene OYJ	1,328	48,270
Uponor OYJ	124	2,852
Valmet OYJ	323	13,261
Wartsila OYJ Abp	1,187	16,538
YIT OYJ	322	1,607

(Cost $473,195)		546,833

France — 31.3%
AB Science SA*	60	826
ABC arbitrage	52	428
Accor SA*	431	12,792
Aeroports de Paris*	74	8,653
Air France-KLM*(a)	715	2,980
Air Liquide SA	1,176	194,480
Airbus SE*	1,466	164,131
AKWEL	19	431
Albioma SA	51	1,928
ALD SA, 144A	274	3,841
Alstom SA	789	28,168
Altarea SCA REIT	8	1,473
Alten SA	73	12,087
Amundi SA, 144A	142	11,829
Aramis Group SAS, 144A*	52	991
Arkema SA	153	20,059
Atos SE	231	9,903
Aubay	12	721
AXA SA	4,804	132,664
Believe SA*	51	1,024
Beneteau SA*	67	982
BioMerieux	99	14,057
BNP Paribas SA	2,798	174,781
Boiron SA	13	531
Bollore SA	2,255	12,112
Bonduelle SCA	27	604
Bouygues SA	569	19,327
Bureau Veritas SA	728	23,084
Capgemini SE	398	92,125
Carmila SA REIT	142	1,968
Carrefour SA	1,532	25,401
Casino Guichard Perrachon SA*(a)	93	2,108
Cellectis SA*	60	505
CGG SA*	1,790	1,198
Chargeurs SA	45	1,287
Cie de Saint-Gobain	1,258	80,152
Cie des Alpes*	22	303
Cie Generale des Etablissements Michelin SCA	422	62,456
Cie Plastic Omnium SA	138	3,462
CNP Assurances	429	10,494

	Number of Shares	Value
France (Continued)
Coface SA	220	$2,997
Covivio REIT	124	10,297
Credit Agricole SA	3,086	42,229
Danone SA	1,624	95,754
Dassault Aviation SA	60	5,689
Dassault Systemes SE	1,650	99,533
Derichebourg SA*	279	2,927
Edenred	623	27,923
Eiffage SA	212	19,768
Electricite de France SA	1,139	16,005
Elior Group SA, 144A*	250	1,608
Elis SA*	481	7,555
Engie SA	4,496	65,317
Eramet SA*	19	1,486
Esker SA	13	5,101
EssilorLuxottica SA	713	143,141
Eurazeo SE	100	8,205
Europcar Mobility Group, 144A*	7,522	4,351
Eutelsat Communications SA	427	5,412
Faurecia SE	277	11,906
Fnac Darty SA	35	2,122
Gaztransport Et Technigaz SA	51	4,112
Gecina SA REIT	115	15,572
Getlink SE	1,096	16,221
Groupe Guillin	12	354
Guerbet	12	481
Hermes International	79	148,099
ICADE REIT	69	4,903
ID Logistics Group*	5	1,945
Imerys SA	83	3,249
Interparfums SA	48	3,658
Ipsen SA	91	8,890
IPSOS	100	4,536
JCDecaux SA*	151	3,870
Kaufman & Broad SA	31	1,165
Kering SA	186	143,736
Klepierre SA REIT*	529	11,210
Korian SA	200	5,925
La Francaise des Jeux SAEM, 144A	248	11,503
Lagardere SA*	77	1,996
Legrand SA	665	72,989
LISI	40	989
LNA Sante SA	13	748
L’Oreal SA	623	280,852
LVMH Moet Hennessy Louis Vuitton SE	690	537,285
Maisons du Monde SA, 144A	100	2,320
Manitou BF SA	19	571
McPhy Energy SA*(a)	48	1,227
Mercialys SA REIT	121	1,131
Mersen SA	43	1,565
Metropole Television SA	59	1,136
Neoen SA, 144A*	87	3,651
Nexans SA	63	5,844
Nexity SA	100	4,289
Orange SA	4,924	53,107
Orpea SA	121	11,445
Pernod Ricard SA	521	119,650

See Notes to Financial Statements.	68

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Eurozone Hedged Equity ETF (Continued)

November 30, 2021 (Unaudited)

	Number of Shares	Value
France (Continued)
PEUGEOT INVEST	11	$1,422
Pharmagest Interactive	18	1,741
Publicis Groupe SA	569	36,873
Quadient SA	83	1,800
Remy Cointreau SA	57	13,381
Renault SA*	486	15,686
Rexel SA*	614	11,298
Rubis SCA	230	6,333
Safran SA	851	95,335
Sanofi	2,827	268,864
Sartorius Stedim Biotech	68	40,210
Schneider Electric SE	1,343	237,938
SCOR SE	368	11,598
SEB SA	65	9,650
SES-imagotag SA*	12	882
SMCP SA, 144A*	91	790
Societe BIC SA	60	3,093
Societe Generale SA	2,019	63,071
Sodexo SA*	218	18,305
SOITEC*	52	13,717
Sopra Steria Group SACA	40	7,104
SPIE SA	319	7,988
Suez SA	881	19,718
Technicolor SA*	472	1,441
Technip Energies NV*	227	3,089
Teleperformance	146	60,055
Television Francaise 1	100	964
Thales SA	270	22,194
TotalEnergies SE	6,237	287,250
Trigano SA	20	3,527
Ubisoft Entertainment SA*	238	12,230
Unibail-Rodamco-Westfield REIT*	311	20,527
Valeo	576	16,684
Vallourec SA*	342	3,006
Valneva SE*(a)	169	5,370
Veolia Environnement SA	1,629	52,468
Verallia SA, 144A	186	6,248
Vicat SA	50	1,936
Vilmorin & Cie SA	20	1,227
Vinci SA	1,337	126,853
Virbac SA	10	4,695
Vivendi SE	1,934	24,675
Voltalia SA*	56	1,263
Wendel SE	64	7,338
Worldline SA, 144A*	589	30,985

(Cost $3,912,325)		4,786,718

Germany — 24.3%
1&1 AG	104	2,953
Aareal Bank AG	155	5,112
About You Holding SE*	92	2,441
Adesso SE	7	1,486
adidas AG	473	137,085
ADVA Optical Networking SE*	108	1,563
AIXTRON SE	306	6,144
Allianz SE	1,024	223,484
alstria office REIT-AG REIT	385	8,514
Amadeus Fire AG	13	2,677

	Number of Shares	Value
Germany (Continued)
Atoss Software AG	10	$2,359
AURELIUS Equity Opportunities SE & Co. KGaA	100	2,980
Aurubis AG	75	6,446
BASF SE	2,285	149,991
Basler AG	7	1,165
Bayer AG	2,445	123,448
Bayerische Motoren Werke AG	823	79,317
BayWa AG	32	1,336
Bechtle AG	201	14,539
Beiersdorf AG	248	24,812
Bertrandt AG	13	865
Bike24 Holding AG*	47	990
Bilfinger SE	63	2,033
Borussia Dortmund GmbH & Co. KGaA*	193	902
Brenntag SE	379	32,538
CANCOM SE	96	6,927
Carl Zeiss Meditec AG	101	20,269
CECONOMY AG*	432	1,723
Cewe Stiftung & Co. KGaA	13	1,872
Commerzbank AG*	2,497	17,657
CompuGroup Medical SE & Co. KGaA	62	4,753
Continental AG*	270	28,998
Covestro AG, 144A	470	26,566
CropEnergies AG	116	1,552
CTS Eventim AG & Co. KGaA*	144	9,367
Daimler AG (a)	2,129	200,403
Datagroup SE*	11	1,037
Delivery Hero SE, 144A*(a)	403	53,794
Dermapharm Holding SE	45	4,144
Deutsche Bank AG*(b)	5,143	62,177
Deutsche Beteiligungs AG	35	1,532
Deutsche Boerse AG	472	74,192
Deutsche EuroShop AG	100	1,596
Deutsche Lufthansa AG*	1,408	8,561
Deutsche Pfandbriefbank AG, 144A	317	3,714
Deutsche Post AG	2,463	145,726
Deutsche Telekom AG	8,279	146,359
Deutz AG*	290	1,968
DIC Asset AG	107	1,750
Draegerwerk AG & Co. KGaA	4	235
Duerr AG	123	4,899
E.ON SE	5,581	68,953
Eckert & Ziegler Strahlen- und Medizintechnik AG	35	3,842
Einhell Germany AG	4	944
Elmos Semiconductor SE	22	1,095
ElringKlinger AG*	67	818
Encavis AG (a)	252	4,653
Energiekontor AG	16	1,352
Evonik Industries AG	527	15,904
Evotec SE*	330	15,644
Fielmann AG	56	3,671
flatexDEGIRO AG*	76	1,829
Fraport AG Frankfurt Airport Services Worldwide*	99	6,189
Freenet AG	322	8,173

See Notes to Financial Statements.	69

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Eurozone Hedged Equity ETF (Continued)

November 30, 2021 (Unaudited)

	Number of Shares	Value
Germany (Continued)
Fresenius Medical Care AG & Co. KGaA	510	$30,527
Fresenius SE & Co. KGaA	1,025	38,936
GEA Group AG	371	18,820
Gerresheimer AG	73	6,710
GFT Technologies SE	43	1,863
GRENKE AG	70	2,409
Hamborner REIT AG REIT	195	2,085
Hamburger Hafen und Logistik AG	59	1,303
Hannover Rueck SE	150	26,308
HeidelbergCement AG	365	24,481
Heidelberger Druckmaschinen AG*	656	1,797
HelloFresh SE*	404	40,961
Henkel AG & Co. KGaA	258	19,180
Hensoldt AG	99	1,419
HOCHTIEF AG	60	4,535
Home24 SE*	52	726
Hornbach Baumarkt AG	15	612
Hornbach Holding AG & Co. KGaA	19	2,385
HUGO BOSS AG	155	9,074
Hypoport SE*	8	4,362
Indus Holding AG	35	1,175
Infineon Technologies AG	3,248	147,084
Instone Real Estate Group SE, 144A	111	2,329
Jenoptik AG	113	4,585
JOST Werke AG, 144A	31	1,589
K+S AG*	482	8,213
KION Group AG	180	19,475
Kloeckner & Co. SE*	172	1,858
Knorr-Bremse AG	181	18,015
Koenig & Bauer AG*	28	900
Krones AG	35	3,557
KWS Saat SE & Co. KGaA	35	2,906
LANXESS AG	203	11,806
LEG Immobilien SE	179	25,071
LPKF Laser & Electronics AG	68	1,352
MBB SE	5	683
Medios AG*	16	715
Merck KGaA	321	79,690
METRO AG	291	3,294
MLP SE	148	1,338
MorphoSys AG*	76	3,060
MTU Aero Engines AG	133	24,880
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	348	94,069
Nagarro SE*	20	4,128
Nemetschek SE	144	18,258
New Work SE	7	1,577
Nordex SE*(a)	297	5,312
Norma Group SE	72	2,647
Northern Data AG*	12	1,492
OHB SE	13	497
PATRIZIA AG	108	2,447
Pfeiffer Vacuum Technology AG	12	2,872
PNE AG	156	1,368
ProSiebenSat.1 Media SE	387	5,703
Puma SE	262	31,719
PVA TePla AG*	49	2,395

	Number of Shares	Value
Germany (Continued)
Rational AG	13	$12,004
Rheinmetall AG	106	9,451
RWE AG	1,599	61,929
SAF-Holland SA*	107	1,358
Salzgitter AG*	82	2,436
SAP SE	2,595	333,088
Scout24 SE, 144A	210	13,956
Secunet Security Networks AG	3	1,403
SGL Carbon SE*	115	1,007
Siemens AG	1,902	304,749
Siemens Energy AG*	982	26,105
Siemens Healthineers AG, 144A	700	51,062
Siltronic AG (a)	38	5,775
Sixt SE*	36	5,859
SMA Solar Technology AG	27	1,312
Software AG	121	5,146
Steico SE	18	2,094
STRATEC SE	18	2,727
Stroeer SE & Co. KGaA	74	5,711
Suedzucker AG	166	2,402
Symrise AG	319	45,041
Synlab AG*	113	2,896
TAG Immobilien AG	369	10,253
Takkt AG	76	1,239
TeamViewer AG, 144A*	415	5,643
Telefonica Deutschland Holding AG	2,472	6,611
thyssenkrupp AG*	1,010	11,150
Uniper SE	217	9,455
United Internet AG	230	8,647
Varta AG (a)	43	5,491
VERBIO Vereinigte BioEnergie AG	59	4,567
Vitesco Technologies Group AG*	51	2,267
Volkswagen AG	80	22,355
Vonovia SE	1,371	76,188
Vossloh AG	26	1,324
Wacker Chemie AG	40	6,898
Wacker Neuson SE	68	1,993
Westwing Group AG*	33	943
Wuestenrot & Wuerttembergische AG	43	835
Zalando SE, 144A*	551	50,154
Zeal Network SE	26	1,135
zooplus AG*	15	8,166

(Cost $3,501,187)		3,709,395

Ireland — 2.2%
AerCap Holdings NV*	333	18,661
AIB Group PLC*	2,003	4,392
Bank of Ireland Group PLC*	2,365	12,909
Cairn Homes PLC	2,144	2,680
CRH PLC	1,934	94,139
Dalata Hotel Group PLC*	423	1,631
Flutter Entertainment PLC*	415	56,361
Glanbia PLC	498	6,444
Glenveagh Properties PLC, 144A*	1,747	2,255
Hibernia REIT PLC REIT	1,580	2,312
Irish Residential Properties REIT PLC REIT	1,310	2,246
Kerry Group PLC, Class A	395	48,649
Kingspan Group PLC	379	43,928

See Notes to Financial Statements.	70

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Eurozone Hedged Equity ETF (Continued)

November 30, 2021 (Unaudited)

	Number of Shares	Value
Ireland (Continued)
Origin Enterprises PLC	298	$1,174
Smurfit Kappa Group PLC	613	31,298
Uniphar PLC	550	2,788

(Cost $288,933)		331,867

Italy — 6.9%
A2A SpA	3,982	7,799
ACEA SpA	125	2,535
AMCO—Asset Management Co SpA, Class B*(c)	13	0
Amplifon SpA	303	14,817
Anima Holding SpA, 144A	656	3,091
Arnoldo Mondadori Editore SpA*	223	506
Ascopiave SpA	117	456
Assicurazioni Generali SpA	2,747	55,236
Atlantia SpA*	1,222	22,354
Autogrill SpA*	438	2,853
Azimut Holding SpA	278	7,724
Banca Carige SpA*	462	324
Banca Generali SpA (a)	134	5,503
Banca IFIS SpA	44	737
Banca Mediolanum SpA	524	4,902
Banca Monte dei Paschi di Siena SpA*(a)	678	620
Banca Popolare di Sondrio SCPA	1,047	4,061
Banco BPM SpA	3,334	9,324
BFF Bank SpA, 144A	380	2,862
Biesse SpA*	28	713
BPER Banca	2,458	4,689
Brembo SpA	378	5,011
Brunello Cucinelli SpA*	75	4,755
Buzzi Unicem SpA	217	4,559
Carel Industries SpA, 144A	99	2,661
Cementir Holding NV	60	557
Cerved Group SpA*	95	1,099
CIR SpA-Compagnie Industriali*	1,805	994
Credito Emiliano SpA	216	1,406
Danieli & C Officine Meccaniche SpA (a)	27	767
Danieli & C Officine Meccaniche SpA-RSP	76	1,362
Datalogic SpA	43	721
Davide Campari-Milano NV	1,301	18,989
De’ Longhi SpA	164	5,502
DiaSorin SpA	63	13,486
Digital Value SpA*	8	998
doValue SpA, 144A	214	1,857
El.En. SpA	76	1,310
Enav SpA, 144A*	703	2,920
Enel SpA	20,221	153,809
Eni SpA	6,276	82,863
ERG SpA	148	4,874
Esprinet SpA	130	1,768
Falck Renewables SpA	306	3,005
Ferrari NV	313	82,247
Fila SpA	51	501
Fincantieri SpA*(a)	1,167	780
FinecoBank Banca Fineco SpA	1,515	26,614
Gruppo MutuiOnline SpA	51	2,400
GVS SpA, 144A	164	2,061
Hera SpA	2,029	7,835

	Number of Shares	Value
Italy (Continued)
Illimity Bank SpA*	151	$2,211
Immobiliare Grande Distribuzione SIIQ SpA REIT*	148	581
Infrastrutture Wireless Italiane SpA, 144A	792	9,103
Interpump Group SpA	168	11,355
Intesa Sanpaolo SpA	41,172	98,779
Iren SpA	1,444	4,340
Italgas SpA	1,238	7,818
Italmobiliare SpA	35	1,256
Juventus Football Club SpA*(a)	1,177	578
La Doria SpA	11	206
Leonardo SpA*	969	6,574
Maire Tecnimont SpA	282	1,249
MARR SpA	84	1,705
Mediobanca Banca di Credito Finanziario SpA (a)	1,554	17,219
MFE-MediaForEurope NV	602	1,636
Moncler SpA	503	36,555
Nexi SpA, 144A*	1,173	18,032
OVS SpA, 144A*	545	1,666
Pharmanutra SpA	10	805
Piaggio & C SpA	402	1,244
Pirelli & C SpA, 144A	911	5,608
Poste Italiane SpA, 144A	1,304	16,475
Prysmian SpA	625	23,242
RAI Way SpA, 144A	249	1,426
Recordati Industria Chimica e Farmaceutica SpA	250	15,719
Reply SpA	47	9,131
Saipem SpA*(a)	1,446	2,889
Salcef SpA	40	984
Salvatore Ferragamo SpA*	100	2,285
Sanlorenzo SpA	13	530
Saras SpA*	1,374	864
Seco SpA*	84	795
Sesa SpA	20	3,983
Snam SpA	4,965	28,008
Societa Cattolica Di Assicurazione SPA*	120	729
SOL SpA	91	2,147
Tamburi Investment Partners SpA	271	2,920
Technogym SpA, 144A	334	3,089
Telecom Italia SpA	23,461	12,239
Terna—Rete Elettrica Nazionale	3,476	25,923
Tinexta SpA	68	2,792
Tod’s SpA*	20	1,152
UniCredit SpA	5,305	64,315
Unipol Gruppo SpA	1,065	5,560
Webuild SpA	948	2,139
Wiit SpA	25	931
Zignago Vetro SpA	35	661

(Cost $961,595)		1,048,265

Luxembourg — 1.0%
ADLER Group SA, 144A (a)	173	1,694
APERAM SA	131	6,289
ArcelorMittal SA	1,676	45,485
Aroundtown SA	2,537	15,249
B&S Group SARL, 144A	59	466

See Notes to Financial Statements.	71

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Eurozone Hedged Equity ETF (Continued)

November 30, 2021 (Unaudited)

	Number of Shares	Value
Luxembourg (Continued)
Befesa SA, 144A*	91	$6,037
Corestate Capital Holding SA*(a)	27	235
Eurofins Scientific SE	333	42,653
Global Fashion Group SA*(a)	177	1,363
Grand City Properties SA	268	6,352
SES SA	881	6,886
Shurgard Self Storage SA	66	4,087
Solutions 30 SE*(a)	223	1,625
Stabilus SA	57	3,791
Tenaris SA	1,152	11,317

(Cost $165,111)		153,529

Malta — 0.0%
Media & Games Invest SE*(a) (Cost $1,378)	213	1,221

Netherlands — 15.5%
Aalberts NV	243	14,937
ABN AMRO Bank NV, 144A	1,055	15,076
Accell Group NV*	75	3,279
Adyen NV, 144A*	49	136,010
Aegon NV	4,355	19,317
Akzo Nobel NV	465	49,002
Alfen Beheer BV, 144A*	47	4,563
AMG Advanced Metallurgical Group NV	75	2,092
Arcadis NV	183	8,156
Argenx SE*	113	31,654
ASM International NV	117	52,651
ASML Holding NV	1,023	811,665
ASR Nederland NV	338	14,463
Basic-Fit NV, 144A*	117	5,079
BE Semiconductor Industries NV	161	15,290
Boskalis Westminster	201	5,448
Brunel International NV	60	710
CM.com NV*	48	1,562
Corbion NV	149	6,908
Eurocommercial Properties NV	104	2,045
Euronext NV, 144A	214	21,078
EXOR NV	268	23,616
Fastned BV*	20	1,182
Flow Traders, 144A	76	2,655
ForFarmers NV	51	200
Fugro NV*	282	2,074
Heineken Holding NV	287	23,940
Heineken NV	644	64,228
IMCD NV	142	31,580
ING Groep NV	9,708	134,408
Intertrust NV, 144A*	205	4,743
JDE Peet’s NV	254	6,942
Just Eat Takeaway.com NV, 144A*	439	27,477
Koninklijke Ahold Delhaize NV	2,595	87,260
Koninklijke BAM Groep NV*	728	2,171
Koninklijke DSM NV	434	93,592
Koninklijke KPN NV	8,338	24,595
Koninklijke Philips NV	2,284	80,804
Koninklijke Vopak NV	165	6,280
NN Group NV	658	32,790
NSI NV REIT	45	1,779

	Number of Shares	Value
Netherlands (Continued)
OCI NV*	248	$6,795
Pharming Group NV*	1,341	1,070
PostNL NV	1,087	4,645
Prosus NV*	2,321	186,679
QIAGEN NV*	567	31,509
Randstad NV	300	18,958
SBM Offshore NV	365	5,152
Shop Apotheke Europe NV, 144A*	34	6,189
SIF Holding NV	20	277
Signify NV, 144A	309	14,063
Sligro Food Group NV*	60	1,309
Stellantis NV	5,070	87,053
TKH Group NV	99	5,546
TomTom NV*	172	1,484
Universal Music Group NV	1,805	51,811
Van Lanschot Kempen NV	68	1,612
Vastned Retail NV REIT	36	921
Wereldhave NV REIT	92	1,242
Wolters Kluwer NV	663	74,634

(Cost $1,460,639)		2,374,250

Poland — 0.0%
InPost SA* (Cost $8,728)	471	5,253

Portugal — 0.5%
Altri SGPS SA	156	867
Banco Comercial Portugues SA, Class R*	21,689	3,530
Corticeira Amorim SGPS SA	119	1,501
CTT-Correios de Portugal SA	307	1,443
EDP — Energias de Portugal SA	6,879	37,712
Galp Energia SGPS SA	1,203	11,280
Jeronimo Martins SGPS SA	713	15,538
Navigator Co. SA	599	2,110
NOS SGPS SA	372	1,418
REN — Redes Energeticas Nacionais SGPS SA	822	2,298
Semapa-Sociedade de Investimento e Gestao	58	762
Sonae SGPS SA	1,930	2,063

(Cost $79,224)		80,522

Spain — 7.0%
Acciona SA	57	10,181
Acerinox SA	416	4,646
ACS Actividades de Construccion y Servicios SA	593	14,264
Aena SME SA, 144A*	186	27,317
Almirall SA	142	1,730
Amadeus IT Group SA*	1,119	71,676
Applus Services SA	306	2,726
Atresmedia Corp. de Medios de Comunicacion SA*	202	807
Audax Renovables SA	755	1,086
Banco Bilbao Vizcaya Argentaria SA	16,582	88,434
Banco de Sabadell SA*	14,235	9,628
Banco Santander SA	43,143	134,553
Bankinter SA	1,594	7,853

See Notes to Financial Statements.	72

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Eurozone Hedged Equity ETF (Continued)

November 30, 2021 (Unaudited)

	Number of Shares	Value
Spain (Continued)
CaixaBank SA	10,862	$28,012
Cellnex Telecom SA, 144A*	1,267	74,777
Cia de Distribucion Integral Logista Holdings SA	155	2,878
CIE Automotive SA	112	3,109
Construcciones y Auxiliar de Ferrocarriles SA	44	1,752
Corp. Financiera Alba SA	48	2,621
Distribuidora Internacional de Alimentacion SA*	31,424	567
Ebro Foods SA	165	3,181
EDP Renovaveis SA	713	18,291
eDreams ODIGEO SA*	182	1,451
Enagas SA	599	13,648
Ence Energia y Celulosa SA*	259	636
Endesa SA	754	16,961
Faes Farma SA	680	2,548
Ferrovial SA	1,181	32,895
Fluidra SA	209	8,000
Gestamp Automocion SA, 144A*	369	1,613
Global Dominion Access SA, 144A	242	1,197
Grenergy Renovables SA*	26	920
Grifols SA (a)	748	13,429
Grupo Catalana Occidente SA	109	3,455
Iberdrola SA	14,231	159,844
Indra Sistemas SA*	361	4,209
Industria de Diseno Textil SA	2,696	85,183
Inmobiliaria Colonial Socimi SA REIT*	717	6,505
Laboratorios Farmaceuticos Rovi SA	46	3,370
Lar Espana Real Estate Socimi SA REIT	218	1,164
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	1,594	2,766
Mapfre SA (a)	2,418	4,961
Mediaset Espana Comunicacion SA*	534	2,565
Melia Hotels International SA*	258	1,614
Merlin Properties Socimi SA REIT	864	9,642
Metrovacesa SA, 144A*	92	763
Miquel y Costas & Miquel SA	80	1,190
Naturgy Energy Group SA	470	12,953
Neinor Homes SA, 144A*	130	1,613
Pharma Mar SA	38	2,469
Prosegur Cash SA, 144A	1,224	797
Prosegur Cia de Seguridad SA	625	1,576
Red Electrica Corp. SA	1,085	23,053
Repsol SA	3,614	40,130
Sacyr SA	969	2,299
Siemens Gamesa Renewable Energy SA*	596	15,904
Solaria Energia y Medio Ambiente SA*	157	2,938
Soltec Power Holdings SA*	129	972
Talgo SA, 144A*	242	1,264
Tecnicas Reunidas SA*	76	596
Telefonica SA (a)	12,524	56,764
Unicaja Banco SA, 144A	3,128	2,760
Viscofan SA	90	5,726
Zardoya Otis SA	430	3,419

(Cost $1,337,522)		1,065,851

Switzerland — 0.6%
STMicroelectronics NV (Cost $33,363)	1,698	83,046

	Number of Shares	Value
United Kingdom — 0.4%
CNH Industrial NV	2,549	$42,365
Coca-Cola Europacific Partners PLC	508	25,080

(Cost $45,739)		67,445

TOTAL COMMON STOCKS (Cost $12,957,001)		14,875,944

PREFERRED STOCKS — 1.5%
Germany — 1.5%
Bayerische Motoren Werke AG	135	10,625
Draegerwerk AG & Co. KGaA	19	1,232
FUCHS PETROLUB SE	176	7,904
Henkel AG & Co. KGaA	446	35,255
Jungheinrich AG	108	5,085
Porsche Automobil Holding SE	376	31,632
Sartorius AG	64	44,058
Schaeffler AG	325	2,525
Sixt SE	39	3,552
STO SE & Co. KGaA	5	1,171
Volkswagen AG	463	84,886

(Cost $201,037)		227,925

TOTAL PREFERRED STOCKS (Cost $201,037)		227,925

RIGHTS — 0.1%
France — 0.0%
Altarea SCA*(a), expires 12/13/21 (Cost $0)	8	17

Germany — 0.1%
Vonovia SE*, expires 1/7/22 (Cost $0)	1,324	4,670

Italy — 0.0%
Juventus Football Club SpA*, expires 1/10/22 (Cost $223)	1,177	91

TOTAL RIGHTS (Cost $223)		4,778

WARRANTS — 0.0%
Italy — 0.0%
Webuild SpA*(c), expires 8/2/30 (Cost $0)	39	31

Spain — 0.0%
Abengoa SA*, expires 3/31/25 (Cost $43)	7,125	81

TOTAL WARRANTS (Cost $43)		112

EXCHANGE-TRADED FUNDS — 0.4%
iShares Currency Hedged MSCI Eurozone ETF (Cost $66,767)	1,786	65,171

SECURITIES LENDING COLLATERAL — 0.8%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (d)(e) (Cost $123,685)	123,685	123,685

See Notes to Financial Statements.	73

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Eurozone Hedged Equity ETF (Continued)

November 30, 2021 (Unaudited)

	Number of Shares	Value
CASH EQUIVALENTS — 0.3%
DWS Government Money Market Series “Institutional Shares”, 0.04% (d) (Cost $48,899)	48,899	$48,899

TOTAL INVESTMENTS — 100.5% (Cost $13,397,655)		$15,346,514
Other assets and liabilities, net — (0.5%)		(70,246)

NET ASSETS — 100.0%		$15,276,268

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2021 is as follows:

Value ($) at 5/31/2021	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2021	Value ($) at 11/30/2021
COMMON STOCKS — 0.4%
Germany — 0.4%
Deutsche Bank AG *(b)
72,547	5,236	(1,790)		(2,476)	(11,340)	—	—	5,143	62,177

SECURITIES LENDING COLLATERAL — 0.8%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01%,(d)(e)
655,154	—	(531,469	) (f)	—	—	10	—	123,685	123,685

CASH EQUIVALENTS — 0.3%
DWS Government Money Market Series “Institutional Shares”, 0.04% (d)
17,223	583,051	(551,375)		—	—	4	—	48,899	48,899

744,924	588,287	(1,084,634)		(2,476)	(11,340)	14	—	177,727	234,761

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2021 amounted to $214,362, which is 1.4% of net assets.

(b)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(c)	Investment was valued using significant unobservable inputs.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $104,648.

(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2021.

REIT:	Real Estate Investment Trust
RSP:	Risparmio (Convertible Savings Shares)
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities	are listed in country of domicile.

At November 30, 2021, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Depreciation
EURO STOXX 50 Futures	EUR	4	$186,813	$184,949	12/17/2021	$(1,864)

As of November 30, 2021, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
Citigroup Global Markets	12/3/2021	EUR	3,903,100	USD	4,519,302	$92,152	$—
Citigroup Global Markets	12/3/2021	EUR	419,000	USD	485,152	9,895	—
JP Morgan & Chase Co.	12/3/2021	EUR	4,356,530	USD	5,044,461	103,001	—

See Notes to Financial Statements.	74

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Eurozone Hedged Equity ETF (Continued)

November 30, 2021 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
RBC Capital Markets	12/3/2021	EUR	4,815,000	USD	5,575,423	$113,937	$—
Goldman Sachs & Co.	12/3/2021	USD	4,865,042	EUR	4,322,100	37,365	—
JP Morgan & Chase Co.	12/3/2021	USD	4,903,710	EUR	4,356,530	37,750	—
RBC Capital Markets	12/3/2021	USD	5,419,865	EUR	4,815,000	41,621	—
Goldman Sachs & Co.	1/5/2022	EUR	4,322,100	USD	4,872,204	—	(37,247)
JP Morgan & Chase Co.	1/5/2022	EUR	4,356,530	USD	4,910,877	—	(37,683)
RBC Capital Markets	1/5/2022	EUR	4,815,000	USD	5,427,670	—	(41,663)
JP Morgan & Chase Co.	1/5/2022	USD	47,402	EUR	42,000	305	—

Total unrealized appreciation (depreciation)						$436,026	$(116,593)

For information on the Fund’s policy and additional disclosures regarding open futures contracts and forward foreign currency contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

EUR	Euro
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2021 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (g)	$14,867,778	$8,166	$0	$14,875,944
Preferred Stocks	227,925	–	–	227,925
Rights (g)	4,761	17	–	4,778
Warrants (g)	81	–	31	112
Exchange-Traded Funds	65,171	–	–	65,171
Short-Term Investments (g)	172,584	–	–	172,584
Derivatives (h)
Forward Foreign Currency Contracts	–	436,026	–	436,026

TOTAL	$15,338,300	$444,209	$31	$15,782,540

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (h)
Forward Foreign Currency Contracts	$–	$(116,593)	$–	$(116,593)
Futures Contracts	(1,864)	–	–	(1,864)

TOTAL	$(1,864)	$(116,593)	$–	$(118,457)

(g)	See Schedule of Investments for additional detailed categorizations.
(h)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

During the period ended November 30, 2021, the amount of transfers from Level 3 to Level 1 was $847. The investments were transferred from Level 3 to Level 1 due to the availability of a pricing source supported by observable inputs.

See Notes to Financial Statements.	75

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Germany Hedged Equity ETF

November 30, 2021 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 92.4%
Communication Services — 4.8%
Deutsche Telekom AG	28,156	$497,752
Scout24 SE, 144A	746	49,578
Telefonica Deutschland Holding AG	8,963	23,969
United Internet AG	818	30,753

(Cost $662,656)		602,052

Consumer Discretionary — 16.4%
adidas AG	1,609	466,319
Bayerische Motoren Werke AG	2,796	269,467
Continental AG*	929	99,774
Daimler AG	7,231	680,657
Delivery Hero SE, 144A*	1,368	182,606
Puma SE	891	107,869
Volkswagen AG	274	76,567
Zalando SE, 144A*	1,878	170,941

(Cost $1,852,394)		2,054,200

Consumer Staples — 2.3%
Beiersdorf AG	851	85,143
HelloFresh SE*	1,395	141,437
Henkel AG & Co. KGaA	879	65,345

(Cost $262,117)		291,925

Financials — 13.6%
Allianz SE	3,484	760,370
Commerzbank AG*	8,463	59,843
Deutsche Bank AG*(a)	17,463	211,119
Deutsche Boerse AG	1,605	252,284
Hannover Rueck SE	509	89,273
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,184	320,050

(Cost $1,820,670)		1,692,939

Health Care — 10.2%
Bayer AG	8,301	419,119
Carl Zeiss Meditec AG	339	68,030
Fresenius Medical Care AG & Co. KGaA	1,734	103,794
Fresenius SE & Co. KGaA	3,540	134,473
Merck KGaA	1,092	271,094
QIAGEN NV*	1,929	107,196
Siemens Healthineers AG, 144A	2,381	173,683

(Cost $1,931,302)		1,277,389

Industrials — 16.6%
Brenntag SE	1,306	112,122
Deutsche Lufthansa AG*	5,043	30,661
Deutsche Post AG	8,374	495,456
GEA Group AG	1,305	66,200
KION Group AG	609	65,890
Knorr-Bremse AG	612	60,912
MTU Aero Engines AG	451	84,368
Rational AG	43	39,706
Siemens AG	6,463	1,035,539
Siemens Energy AG*	3,376	89,745

(Cost $1,588,432)		2,080,599

Information Technology — 14.0%
Bechtle AG	691	49,982

	Number of Shares	Value
Information Technology (Continued)
Infineon Technologies AG	11,031	$499,535
Nemetschek SE	492	62,382
SAP SE	8,822	1,132,370

(Cost $1,172,329)		1,744,269

Materials — 7.5%
BASF SE	7,761	509,446
Covestro AG, 144A	1,634	92,359
Evonik Industries AG	1,771	53,446
HeidelbergCement AG	1,248	83,704
LANXESS AG	702	40,826
Symrise AG	1,086	153,338

(Cost $1,184,447)		933,119

Real Estate — 3.2%
Aroundtown SA	8,438	50,718
LEG Immobilien SE	615	86,138
Vonovia SE	4,643	258,016

(Cost $362,685)		394,872

Utilities — 3.8%
E.ON SE	18,959	234,236
RWE AG	5,425	210,108
Uniper SE	783	34,117

(Cost $463,343)		478,461

TOTAL COMMON STOCKS (Cost $11,300,375)		11,549,825

PREFERRED STOCKS — 5.9%
Consumer Discretionary — 3.5%
Bayerische Motoren Werke AG	490	38,566
Porsche Automobil Holding SE	1,294	108,861
Volkswagen AG	1,568	287,475

(Cost $568,953)		434,902

Consumer Staples — 1.0%
Henkel AG & Co. KGaA (Cost $175,804)	1,508	119,203

Health Care — 1.2%
Sartorius AG (Cost $40,739)	221	152,136

Materials — 0.2%
FUCHS PETROLUB SE (Cost $25,432)	586	26,318

TOTAL PREFERRED STOCKS (Cost $810,928)		732,559

RIGHTS — 0.1%
Real Estate — 0.1%
Vonovia SE* , expires 1/7/22 (Cost $0)	4,540	16,013

EXCHANGE-TRADED FUNDS — 0.4%
iShares Currency Hedged MSCI Germany ETF (b) (Cost $53,195)	1,650	52,272

See Notes to Financial Statements.	76

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Germany Hedged Equity ETF (Continued)

November 30, 2021 (Unaudited)

	Number of Shares	Value
SECURITIES LENDING COLLATERAL — 0.4%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (c)(d) (Cost $49,200)	49,200	$49,200

CASH EQUIVALENTS — 0.2%
DWS Government Money Market Series “Institutional Shares”, 0.04% (c) (Cost $24,065)	24,065	24,065

TOTAL INVESTMENTS — 99.4% (Cost $12,237,763)		$12,423,934
Other assets and liabilities, net — 0.6%		80,389

NET ASSETS — 100.0%		$12,504,323

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2021 is as follows:

Value ($) at 5/31/2021	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2021	Value ($) at 11/30/2021
COMMON STOCKS — 1.7%

Financials — 1.7%
Deutsche Bank AG *(a)
272,537	18,187		(28,338)	(4,015)	(47,252)	—	—	17,463	211,119

SECURITIES LENDING COLLATERAL — 0.4%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01%, (c)(d)
28,434	20,766	(e)	—	—	—	0	—	49,200	49,200

CASH EQUIVALENTS — 0.2%
DWS Government Money Market Series “Institutional Shares”, 0.04% (c)
179,133	675,070		(830,138)	—	—	15	—	24,065	24,065

480,104	714,023		(858,476)	(4,015)	(47,252)	15	—	90,728	284,384

*	Non-income producing security.
(a)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(b)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2021 amounted to $47,520, which is 0.4% of net assets.

(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2021.

144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At November 30, 2021, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Depreciation
DAX Mini Futures	EUR	2	$174,298	$171,737	12/17/2021	$(2,561)

As of November 30, 2021, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
Citigroup Global Markets	12/3/2021	EUR	3,233,267	USD	3,743,719	$76,337	$—
Citigroup Global Markets	12/3/2021	EUR	204,000	USD	236,208	4,818	—

See Notes to Financial Statements.	77

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Germany Hedged Equity ETF (Continued)

November 30, 2021 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
Citigroup Global Markets	12/3/2021	EUR	25,000	USD	28,992	$635	$—
JP Morgan & Chase Co.	12/3/2021	EUR	3,813,000	USD	4,415,103	90,150	—
RBC Capital Markets	12/3/2021	EUR	3,918,919	USD	4,537,826	92,733	—
Goldman Sachs & Co.	12/3/2021	USD	3,897,197	EUR	3,462,267	29,932	—
JP Morgan & Chase Co.	12/3/2021	USD	4,291,913	EUR	3,813,000	33,040	—
RBC Capital Markets	12/3/2021	USD	4,411,218	EUR	3,918,919	33,875	—
Goldman Sachs & Co.	1/5/2022	EUR	3,462,267	USD	3,902,934	—	(29,837)
JP Morgan & Chase Co.	1/5/2022	EUR	3,813,000	USD	4,298,185	—	(32,982)
RBC Capital Markets	1/5/2022	EUR	3,918,919	USD	4,417,570	—	(33,909)
JP Morgan & Chase Co.	1/5/2022	USD	172,680	EUR	153,000	1,112	—

Total unrealized appreciation (depreciation)						$362,632	$(96,728)

For information on the Fund’s policy and additional disclosures regarding open futures contracts and forward foreign currency contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

EUR	Euro
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2021 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (f)	$11,549,825	$—	$—	$11,549,825
Preferred Stocks (f)	732,559	—	—	732,559
Rights	16,013	—	—	16,013
Exchange-Traded Funds	52,272	—	—	52,272
Short-Term Investments (f)	73,265	—	—	73,265
Derivatives (g)
Forward Foreign Currency Contracts	—	362,632	—	362,632

TOTAL	$12,423,934	$362,632	$—	$12,786,566

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (g)
Forward Foreign Currency Contracts	$—	$(96,728)	$—	$(96,728)
Futures Contracts	(2,561)	—	—	(2,561)

TOTAL	$(2,561)	$(96,728)	$—	$(99,289)

(f)	See Schedule of Investments for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

See Notes to Financial Statements.	78

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Japan Hedged Equity ETF

November 30, 2021 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 98.2%
Communication Services — 7.8%
Capcom Co. Ltd.	8,300	$207,730
CyberAgent, Inc.	20,100	372,179
Dentsu Group, Inc.	10,636	339,682
Hakuhodo DY Holdings, Inc.	11,380	170,446
Kakaku.com, Inc.	6,736	189,205
KDDI Corp.	79,015	2,306,803
Koei Tecmo Holdings Co. Ltd.	3,120	131,248
Konami Holdings Corp.	4,664	239,730
Nexon Co. Ltd.	24,264	483,842
Nintendo Co. Ltd.	5,521	2,447,048
Nippon Telegraph & Telephone Corp.	63,152	1,745,919
SoftBank Corp.	140,800	1,946,300
SoftBank Group Corp.	59,386	3,168,024
Square Enix Holdings Co. Ltd.	4,300	225,585
Toho Co. Ltd.	5,698	254,566
Z Holdings Corp.	132,028	878,357

(Cost $14,256,064)		15,106,664

Consumer Discretionary — 19.0%
Aisin Corp.	7,223	266,465
Bandai Namco Holdings, Inc.	9,707	758,887
Bridgestone Corp.	28,007	1,140,994
Denso Corp.	21,310	1,570,607
Fast Retailing Co. Ltd.	2,889	1,722,640
Hikari Tsushin, Inc.	1,052	153,191
Honda Motor Co. Ltd.	80,445	2,206,927
Iida Group Holdings Co. Ltd.	7,666	159,241
Isuzu Motors Ltd.	29,095	394,334
Koito Manufacturing Co. Ltd.	5,172	298,785
Mazda Motor Corp.*	26,904	218,498
McDonald’s Holdings Co. Japan Ltd.	3,819	170,619
Mercari, Inc.*	5,100	310,868
Nissan Motor Co. Ltd.*	114,847	571,924
Nitori Holdings Co. Ltd.	3,947	629,579
Open House Co. Ltd.	4,000	227,894
Oriental Land Co. Ltd.	9,825	1,550,652
Pan Pacific International Holdings Corp.	20,300	347,687
Panasonic Corp.	109,644	1,205,226
Rakuten Group, Inc.	43,038	442,050
Rinnai Corp.	1,755	166,440
Ryohin Keikaku Co. Ltd.	12,200	198,054
Sekisui Chemical Co. Ltd.	18,452	301,180
Sekisui House Ltd.	30,552	597,336
Sharp Corp.	10,055	112,973
Shimano, Inc.	3,684	1,023,379
Sony Group Corp.	62,093	7,594,424
Stanley Electric Co. Ltd.	6,546	170,954
Subaru Corp.	30,117	570,847
Sumitomo Electric Industries Ltd.	37,613	495,639
Suzuki Motor Corp.	17,889	725,625
Toyota Motor Corp.	522,665	9,252,467
USS Co. Ltd.	10,118	149,127
Yamaha Corp.	6,707	345,333
Yamaha Motor Co. Ltd.	14,824	374,944
ZOZO, Inc.	6,434	205,767

(Cost $30,784,003)		36,631,557

	Number of Shares	Value
Consumer Staples — 6.5%
Aeon Co. Ltd.	32,402	$758,058
Ajinomoto Co., Inc.	22,701	684,233
Asahi Group Holdings Ltd.	22,497	834,719
Cosmos Pharmaceutical Corp. (a)	1,000	155,793
Ito En Ltd.	2,700	159,322
Japan Tobacco, Inc.	59,889	1,204,562
Kao Corp.	23,784	1,217,658
Kikkoman Corp.	7,248	555,294
Kirin Holdings Co. Ltd.	40,689	654,062
Kobayashi Pharmaceutical Co. Ltd.	2,600	205,175
Kobe Bussan Co. Ltd.	6,900	261,264
Kose Corp.	1,588	192,046
Lawson, Inc.	2,369	116,108
Lion Corp.	11,388	162,304
MEIJI Holdings Co. Ltd.	6,093	358,998
Nisshin Seifun Group, Inc.	9,275	134,241
Nissin Foods Holdings Co. Ltd.	2,970	219,134
Pola Orbis Holdings, Inc.	4,379	78,333
Seven & i Holdings Co. Ltd.	37,102	1,494,781
Shiseido Co. Ltd.	19,607	1,128,007
Suntory Beverage & Food Ltd.	6,936	245,753
Toyo Suisan Kaisha Ltd.	4,512	183,618
Tsuruha Holdings, Inc.	1,997	226,139
Unicharm Corp.	19,874	859,416
Welcia Holdings Co. Ltd.	4,700	167,360
Yakult Honsha Co. Ltd.	6,438	322,939

(Cost $14,403,134)		12,579,317

Energy — 0.6%
ENEOS Holdings, Inc.	152,537	571,364
Idemitsu Kosan Co. Ltd.	10,660	276,414
Inpex Corp.	50,444	418,154

(Cost $1,919,981)		1,265,932

Financials — 8.8%
Chiba Bank Ltd.	24,460	143,036
Concordia Financial Group Ltd.	52,438	191,595
Dai-ichi Life Holdings, Inc.	49,219	995,832
Daiwa Securities Group, Inc.	68,944	384,808
Japan Exchange Group, Inc.	24,832	540,203
Japan Post Bank Co. Ltd.	20,725	170,149
Japan Post Holdings Co. Ltd.*	120,670	913,819
Japan Post Insurance Co. Ltd.	10,400	161,748
Mitsubishi HC Capital, Inc.	33,216	156,919
Mitsubishi UFJ Financial Group, Inc.	603,642	3,211,663
Mizuho Financial Group, Inc.	118,477	1,469,498
MS&AD Insurance Group Holdings, Inc.	22,089	648,004
Nomura Holdings, Inc.	151,577	640,181
ORIX Corp.	60,027	1,192,203
Resona Holdings, Inc.	103,076	378,983
SBI Holdings, Inc.	12,099	312,978
Shizuoka Bank Ltd.	22,982	162,654
Sompo Holdings, Inc.	15,675	648,162
Sumitomo Mitsui Financial Group, Inc.	64,072	2,098,984
Sumitomo Mitsui Trust Holdings, Inc.	16,262	512,166
T&D Holdings, Inc.	26,749	317,576
Tokio Marine Holdings, Inc.	30,871	1,558,912
Tokyo Century Corp.	2,000	95,899

(Cost $20,143,209)		16,905,972

See Notes to Financial Statements.	79

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Japan Hedged Equity ETF (Continued)

November 30, 2021 (Unaudited)

	Number of Shares	Value
Health Care — 9.6%
Asahi Intecc Co. Ltd.	10,400	$228,913
Astellas Pharma, Inc.	92,235	1,452,047
Chugai Pharmaceutical Co. Ltd.	32,935	1,072,241
Daiichi Sankyo Co. Ltd.	86,383	2,158,524
Eisai Co. Ltd.	11,812	718,219
Hoya Corp.	18,286	2,915,148
Kyowa Kirin Co. Ltd.	13,260	371,869
M3, Inc.	21,684	1,173,835
Medipal Holdings Corp.	8,682	156,688
Nippon Shinyaku Co. Ltd.	2,300	170,920
Olympus Corp.	54,576	1,225,890
Ono Pharmaceutical Co. Ltd.	17,683	391,956
Otsuka Holdings Co. Ltd.	19,200	704,235
Santen Pharmaceutical Co. Ltd.	17,174	228,511
Shionogi & Co. Ltd.	13,008	911,774
Sumitomo Dainippon Pharma Co. Ltd.	9,548	116,737
Sysmex Corp.	8,244	1,032,734
Taisho Pharmaceutical Holdings Co. Ltd.	1,946	96,065
Takeda Pharmaceutical Co. Ltd.	78,023	2,092,164
Terumo Corp.	31,702	1,297,977

(Cost $16,376,720)		18,516,447

Industrials — 21.8%
AGC, Inc.	9,362	459,673
ANA Holdings, Inc.*	7,618	150,931
Benefit One, Inc.	3,900	183,554
Central Japan Railway Co.	7,126	983,462
Dai Nippon Printing Co. Ltd.	10,543	248,383
Daifuku Co. Ltd.	5,000	402,088
Daikin Industries Ltd.	12,248	2,508,437
East Japan Railway Co.	14,985	926,131
FANUC Corp.	9,489	1,867,411
Fuji Electric Co. Ltd.	6,406	336,636
Hankyu Hanshin Holdings, Inc.	11,640	346,517
Hino Motors Ltd.	14,560	121,596
Hitachi Construction Machinery Co. Ltd.	5,520	161,154
Hitachi Ltd.	47,734	2,824,302
Hoshizaki Corp.	2,654	202,393
ITOCHU Corp.	58,288	1,681,062
Japan Airlines Co. Ltd.*	7,154	130,125
Kajima Corp.	22,776	252,070
Keio Corp.	5,136	232,184
Keisei Electric Railway Co. Ltd.	6,584	181,150
Kintetsu Group Holdings Co. Ltd.*	8,110	233,897
Komatsu Ltd.	43,637	1,000,638
Kubota Corp.	50,663	1,061,801
Kurita Water Industries Ltd.	4,842	227,032
Lixil Corp.	13,316	328,556
Makita Corp.	10,944	482,549
Marubeni Corp.	76,487	688,508
MINEBEA MITSUMI, Inc.	17,724	470,403
MISUMI Group, Inc.	13,820	585,029
Mitsubishi Corp.	61,891	1,856,703
Mitsubishi Electric Corp.	89,526	1,128,233
Mitsubishi Heavy Industries Ltd.	15,702	355,755
Mitsui & Co. Ltd.	76,971	1,741,185
Miura Co. Ltd.	4,600	162,171

	Number of Shares	Value
Industrials (Continued)
MonotaRO Co. Ltd.	11,800	$235,509
NGK Insulators Ltd.	13,164	209,278
Nidec Corp.	22,090	2,540,541
Nihon M&A Center Holdings, Inc.	15,000	442,562
Nippon Express Co. Ltd.	3,739	214,016
Nippon Yusen KK	8,112	531,064
Obayashi Corp.	31,808	235,250
Odakyu Electric Railway Co. Ltd.	13,877	268,492
Persol Holdings Co. Ltd.	8,600	249,551
Recruit Holdings Co. Ltd.	66,891	4,083,822
Secom Co. Ltd.	10,172	689,682
SG Holdings Co. Ltd.	15,600	346,406
Shimizu Corp.	28,268	179,309
SMC Corp.	2,858	1,836,897
Sohgo Security Services Co. Ltd.	3,422	146,525
Sumitomo Corp.	55,873	764,185
Taisei Corp.	9,152	267,998
Tobu Railway Co. Ltd.	8,890	201,733
Tokyu Corp.	24,922	346,375
TOPPAN, Inc.	13,639	207,900
Toshiba Corp.	20,123	805,917
TOTO Ltd.	7,038	313,187
Toyota Industries Corp.	7,299	601,820
Toyota Tsusho Corp.	10,431	457,253
West Japan Railway Co.	10,579	458,406
Yamato Holdings Co. Ltd.	13,817	306,080
Yaskawa Electric Corp.	11,782	530,547

(Cost $37,361,251)		41,992,024

Information Technology — 15.3%
Advantest Corp.	9,900	874,959
Azbil Corp.	6,000	266,466
Brother Industries Ltd.	12,222	211,278
Canon, Inc.	49,097	1,085,880
Disco Corp.	1,400	403,769
FUJIFILM Holdings Corp.	17,657	1,395,096
Fujitsu Ltd.	9,740	1,619,528
GMO Payment Gateway, Inc.	2,000	269,474
Hamamatsu Photonics KK	6,988	431,514
Hirose Electric Co. Ltd.	1,566	263,921
Ibiden Co. Ltd.	5,300	331,499
Itochu Techno-Solutions Corp.	4,800	156,907
Keyence Corp.	9,586	5,964,377
Kyocera Corp.	15,808	941,334
Lasertec Corp.	3,700	973,650
Murata Manufacturing Co. Ltd.	28,445	2,108,808
NEC Corp.	11,893	538,702
Nomura Research Institute Ltd.	16,322	704,661
NTT Data Corp.	30,940	655,287
Obic Co. Ltd.	3,462	642,875
Omron Corp.	9,217	894,098
Oracle Corp.	1,972	194,697
Otsuka Corp.	5,760	264,470
Renesas Electronics Corp.*	62,900	802,422
Ricoh Co. Ltd.	32,934	292,235
Rohm Co. Ltd.	4,312	405,508
SCSK Corp.	7,500	142,987

See Notes to Financial Statements.	80

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Japan Hedged Equity ETF (Continued)

November 30, 2021 (Unaudited)

	Number of Shares	Value
Information Technology (Continued)
Seiko Epson Corp.	13,724	$222,187
Shimadzu Corp.	11,336	482,383
SUMCO Corp.	16,800	369,783
TDK Corp.	18,984	755,766
TIS, Inc.	11,200	347,786
Tokyo Electron Ltd.	7,314	3,871,984
Trend Micro, Inc.	6,572	380,825
Yokogawa Electric Corp.	10,908	206,030

(Cost $19,814,628)		29,473,146

Materials — 4.7%
Asahi Kasei Corp.	60,384	572,402
Hitachi Metals Ltd.*	10,746	199,833
JFE Holdings, Inc.	23,919	278,475
JSR Corp.	10,251	384,520
Kansai Paint Co. Ltd.	8,806	198,658
Mitsubishi Chemical Holdings Corp.	63,696	502,761
Mitsubishi Gas Chemical Co., Inc.	8,376	139,977
Mitsui Chemicals, Inc.	9,081	244,629
Nippon Paint Holdings Co. Ltd. (a)	34,915	368,502
Nippon Sanso Holdings Corp.	7,780	165,394
Nippon Steel Corp.	41,437	623,012
Nissan Chemical Corp.	6,002	347,265
Nitto Denko Corp.	7,018	490,487
Oji Holdings Corp.	40,984	190,353
Shin-Etsu Chemical Co. Ltd.	17,431	2,929,968
Sumitomo Chemical Co. Ltd.	70,956	328,933
Sumitomo Metal Mining Co. Ltd.	12,305	460,805
Toray Industries, Inc.	68,342	399,526
Tosoh Corp.	12,400	178,921

(Cost $9,215,129)		9,004,421

Real Estate — 3.3%
Daito Trust Construction Co. Ltd.	3,251	353,473
Daiwa House Industry Co. Ltd.	27,417	804,306
Daiwa House REIT Investment Corp. REIT	106	303,366
GLP J REIT	212	338,157
Hulic Co. Ltd.	19,810	188,575
Japan Metropolitan Fund Invest REIT	347	300,231
Japan Real Estate Investment Corp. REIT	62	359,269
Mitsubishi Estate Co. Ltd.	58,624	811,665
Mitsui Fudosan Co. Ltd.	45,182	933,739
Nippon Building Fund, Inc. REIT	74	458,265
Nippon Prologis REIT, Inc. REIT (a)	101	330,159
Nomura Real Estate Holdings, Inc.	5,528	120,551
Nomura Real Estate Master Fund, Inc. REIT	213	304,138
Orix JREIT, Inc. REIT	128	204,397
Sumitomo Realty & Development Co. Ltd.	15,150	474,330

(Cost $7,225,290)		6,284,621

Utilities — 0.8%
Chubu Electric Power Co., Inc.	32,034	324,775
Kansai Electric Power Co., Inc.	35,007	318,062
Osaka Gas Co. Ltd.	18,689	302,073
Tokyo Electric Power Co. Holdings, Inc.*	72,884	195,372

	Number of Shares	Value
Utilities (Continued)
Tokyo Gas Co. Ltd.	18,765	$322,891

(Cost $2,255,900)		1,463,173

TOTAL COMMON STOCKS (Cost $173,755,309)		189,223,274

EXCHANGE-TRADED FUNDS — 0.0%
iShares MSCI Japan ETF (Cost $30,640)	450	29,849

SECURITIES LENDING COLLATERAL — 0.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (b)(c) (Cost $385,800)	385,800	385,800

CASH EQUIVALENTS — 1.3%
DWS ESG Liquidity Fund “Capital Shares”, 0.08% (b)	117,803	117,779
DWS Government Money Market Series “Institutional Shares”, 0.04% (b)	2,344,607	2,344,607

TOTAL CASH EQUIVALENTS (Cost $2,462,408)		2,462,386

TOTAL INVESTMENTS — 99.7% (Cost $176,634,157)		$192,101,309
Other assets and liabilities, net — 0.3%		658,531

NET ASSETS — 100.0%		$192,759,840

See Notes to Financial Statements.	81

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Japan Hedged Equity ETF (Continued)

November 30, 2021 (Unaudited)

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2021 is as follows:

Value ($) at 5/31/2021	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2021	Value ($) at 11/30/2021
SECURITIES LENDING COLLATERAL — 0.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01%, (b)(c)
1,854,074	—	(1,468,274	) (d)	—	—	150	—	385,800	385,800

CASH EQUIVALENTS — 1.3%
DWS ESG Liquidity Fund “Capital Shares”, 0.08% (b)
117,744	47	—		—	(12)	47	—	117,803	117,779
DWS Government Money Market Series “Institutional Shares”, 0.04% (b)
5,191,109	42,115,663	(44,962,165)		—	—	792	—	2,344,607	2,344,607

7,162,927	42,115,710	(46,430,439)		—	(12)	989	—	2,848,210	2,848,186

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2021 amounted to $1,040,620, which is 0.5% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $705,069.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2021.

REIT:	Real Estate Investment Trust

At November 30, 2021, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Depreciation
Nikkei 225 Futures	JPY	3	$779,878	$729,066	12/09/2021	$(50,812)
TOPIX Index Futures	JPY	24	4,300,403	4,025,656	12/09/2021	(274,747)

Total unrealized depreciation						$(325,559)

As of November 30, 2021, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
Citigroup Global Markets	12/3/2021	JPY	8,533,093,100	USD	74,847,098	$—	$(649,281)
JP Morgan & Chase Co.	12/3/2021	JPY	7,064,517,900	USD	61,967,064	—	(536,124)
RBC Capital Markets	12/3/2021	JPY	6,661,241,100	USD	58,430,453	—	(504,751)
Citigroup Global Markets	12/3/2021	USD	116,406	JPY	13,269,000	991	—
Goldman Sachs & Co.	12/3/2021	USD	75,035,044	JPY	8,519,824,100	343,938	—
JP Morgan & Chase Co.	12/3/2021	USD	62,218,055	JPY	7,064,517,900	285,133	—
RBC Capital Markets	12/3/2021	USD	58,666,348	JPY	6,661,241,100	268,857	—
Goldman Sachs & Co.	1/5/2022	JPY	8,519,824,100	USD	75,091,324	—	(342,355)
JP Morgan & Chase Co.	1/5/2022	JPY	7,064,517,900	USD	62,263,569	—	(284,974)
RBC Capital Markets	1/5/2022	JPY	6,661,241,100	USD	58,709,522	—	(268,447)
RBC Capital Markets	1/5/2022	USD	3,946,684	JPY	447,771,000	17,836	—

Total unrealized appreciation (depreciation)						$916,755	$(2,585,932)

For information on the Fund’s policy and additional disclosures regarding open futures contracts and forward foreign currency contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

JPY	Japanese Yen
USD	U.S. Dollar

See Notes to Financial Statements.	82

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Japan Hedged Equity ETF (Continued)

November 30, 2021 (Unaudited)

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2021 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$189,223,274	$—	$—	$189,223,274
Exchange-Traded Funds	29,849	—	—	29,849
Short-Term Investments (e)	2,848,186	—	—	2,848,186
Derivatives (f)
Forward Foreign Currency Contracts	—	916,755	—	916,755

TOTAL	$192,101,309	$916,755	$—	$193,018,064

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (f)
Forward Foreign Currency Contracts	$—	$(2,585,932)	$—	$(2,585,932)
Futures Contracts	(325,559)	—	—	(325,559)

TOTAL	$(325,559)	$(2,585,932)	$—	$(2,911,491)

(e)	See Schedule of Investments for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

See Notes to Financial Statements.	83

DBX ETF Trust

Statements of Assets and Liabilities

November 30, 2021 (Unaudited)

	Xtrackers MSCI All World ex US Hedged Equity ETF	Xtrackers MSCI Emerging Markets Hedged Equity ETF	Xtrackers MSCI Europe Hedged Equity ETF	Xtrackers MSCI Eurozone Hedged Equity ETF
Assets
Investment in non-affiliated securities at value	$134,665,883	$110,438,038	$585,112,386	$15,111,753
Investment in affiliated securities at value	129,224	—	1,362,996	62,177
Investment in DWS ESG Liquidity Fund*	—	—	640,464	—
Investment in DWS Government Money Market Series*	5,435,979	2,085,759	27,286,976	48,899
Investment in DWS Government & Agency Securities Portfolio**	1,087,572	864,626	3,622,161	123,685
Cash	—	76	4	—
Foreign currency at value	282,928	279,108	1,161,283	14,105
Receivable for return of collateral pledged for forward foreign currency contracts	—	—	—	27,354
Unrealized appreciation on forward foreign currency contracts	3,001,636	1,169,248	17,675,342	436,026
Deposit with broker for futures contracts	257,788	167,854	1,773,520	13,316
Receivables:
Investment securities sold	855,583	1,747,291	1,901,443	33,657
Dividends	241,475	49,453	522,998	4,234
Interest	128	68	523	2
Securities lending income	1,268	1,153	5,312	292
Foreign tax reclaim	101,990	363	1,519,363	16,263

Total assets	$146,061,454	$116,803,037	$642,584,771	$15,891,763

Liabilities
Due to custodian	$578	$—	$—	$—
Payable upon return of securities loaned	1,087,572	864,626	3,622,161	123,685
Payable upon return of deposit for forward foreign currency contracts	2,467,830	600,000	16,412,179	—
Unrealized depreciation on forward foreign currency contracts	881,410	305,222	4,339,881	116,593
Payables:
Investment securities purchased	2,502,342	1,693,785	11,462,367	362,522
Investment advisory fees	47,356	62,568	229,756	5,933
Variation margin on futures contracts	71,100	49,083	677,729	6,762
Deferred foreign tax payable	143,518	349,481	—	—

Total liabilities	7,201,706	3,924,765	36,744,073	615,495

Net Assets, at value	$138,859,748	$112,878,272	$605,840,698	$15,276,268

Net Assets Consist of
Paid-in capital	$120,846,579	$107,118,614	$687,791,767	$15,430,971
Distributable earnings (loss)	18,013,169	5,759,658	(81,951,069)	(154,703)

Net Assets, at value	$138,859,748	$112,878,272	$605,840,698	$15,276,268

Number of Common Shares outstanding	4,250,001	4,250,800	17,450,001	400,001

Net Asset Value	$32.67	$26.55	$34.72	$38.19

Investment in non-affiliated securities at cost	$113,160,381	$81,377,280	$562,428,280	$13,086,774

Investment in affiliated securities at cost	$151,354	$—	$2,792,800	$138,297

Value of securities loaned	$1,953,624	$1,712,402	$3,685,736	$214,362

Investment in DWS ESG Liquidity Fund at cost*	$—	$—	$640,592	$—

Investment in DWS Government Money Market Series at cost*	$5,435,979	$2,085,759	$27,286,976	$48,899

Investment in DWS Government & Agency Securities Portfolio at cost**	$1,087,572	$864,626	$3,622,161	$123,685

Non-cash collateral for securities on loan	$968,472	$905,006	$323,663	$104,648

Foreign currency at cost	$289,306	$283,365	$1,144,156	$13,973

* Includes collateral held for forward foreign currency contracts	$2,467,830	$600,000	$16,412,179	$—

**	Represents collateral on securities loaned.

See Notes to Financial Statements.	84

DBX ETF Trust

Statements of Assets and Liabilities (Continued)

November 30, 2021 (Unaudited)

	Xtrackers MSCI Germany Hedged Equity ETF	Xtrackers MSCI Japan Hedged Equity ETF
Assets
Investment in non-affiliated securities at value	$12,139,550	$189,253,123
Investment in affiliated securities at value	211,119	—
Investment in DWS ESG Liquidity Fund	—	117,779
Investment in DWS Government Money Market Series	24,065	2,344,607
Investment in DWS Government & Agency Securities Portfolio*	49,200	385,800
Cash	—	1
Foreign currency at value	2,901	437,805
Receivable for return of collateral pledged for forward foreign currency contracts	27,883	1,091,084
Unrealized appreciation on forward foreign currency contracts	362,632	916,755
Deposit with broker for futures contracts	12,898	195,850
Receivables:
Investment securities sold	19,591	2,009,109
Dividends	—	1,143,720
Interest	1	109
Securities lending income	21	224
Foreign tax reclaim	28,938	—

Total assets	$12,878,799	$197,895,966

Liabilities
Payable upon return of securities loaned	$49,200	$385,800
Unrealized depreciation on forward foreign currency contracts	96,728	2,585,932
Payables:
Investment securities purchased	216,944	1,972,594
Investment advisory fees	4,893	74,679
Variation margin on futures contracts	6,711	117,121

Total liabilities	374,476	5,136,126

Net Assets, at value	$12,504,323	$192,759,840

Net Assets Consist of
Paid-in capital	$19,841,761	$338,963,428
Distributable earnings (loss)	(7,337,438)	(146,203,588)

Net Assets, at value	$12,504,323	$192,759,840

Number of Common Shares outstanding	400,800	3,950,800

Net Asset Value	$31.20	$48.79

Investment in non-affiliated securities at cost	$11,600,665	$173,785,949

Investment in affiliated securities at cost	$563,833	$—

Value of securities loaned	$47,520	$1,040,620

Investment in DWS ESG Liquidity Fund at cost	$—	$117,801

Investment in DWS Government Money Market Series at cost	$24,065	$2,344,607

Investment in DWS Government & Agency Securities Portfolio at cost*	$49,200	$385,800

Non-cash collateral for securities on loan	$—	$705,069

Foreign currency at cost	$2,880	$458,490

*	Represents collateral on securities loaned.

See Notes to Financial Statements.	85

DBX ETF Trust

Statements of Operations

For the Six Months Ended November 30, 2021 (Unaudited)

	Xtrackers MSCI All World ex US Hedged Equity ETF	Xtrackers MSCI Emerging Markets Hedged Equity ETF	Xtrackers MSCI Europe Hedged Equity ETF	Xtrackers MSCI Eurozone Hedged Equity ETF
Investment Income
Unaffiliated dividend income*	$1,445,138	$1,472,404	$5,180,416	$84,199
Income distributions from affiliated funds	682	336	2,440	4
Affiliated securities lending income	73	46	340	10
Unaffiliated non-cash dividend income	193,384	93,956	1,499,730	58,756
Unaffiliated securities lending income, net of borrower rebates	16,374	8,120	142,747	6,644

Total investment income	1,655,651	1,574,862	6,825,673	149,613

Expenses
Investment advisory fees	270,877	380,787	1,377,586	35,046
Other expenses	292	81	1,539	57

Total expenses	271,169	380,868	1,379,125	35,103

Less fees waived (see note 3):
Waiver	(390)	(198)	(1,420)	(2)

Net expenses	270,779	380,670	1,377,705	35,101

Net investment income (loss)	1,384,872	1,194,192	5,447,968	114,512

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments**	(291,651)	(260,435)	(2,245,727)	8,939
Investments in affiliates	—	—	—	(2,476)
In-kind redemptions	—	—	9,122,554	—
In-kind redemptions in affiliates	—	—	5,170	—
Futures contracts	195,917	(30,896)	955,804	7,449
Foreign currency transactions	(66,430)	(121,117)	(281,922)	(2,516)
Forward foreign currency contracts	2,845,385	727,277	17,305,338	655,529

Net realized gain (loss)	2,683,221	314,829	24,861,217	666,925

Net change in unrealized appreciation (depreciation) on:
Investments***	(8,340,583)	(13,928,987)	(31,649,370)	(971,810)
Investments in affiliates	(26,159)	—	(293,441)	(11,340)
Futures contracts	(273,652)	(149,506)	(469,946)	(3,335)
Foreign currency translations	(16,221)	(9,017)	(217,418)	(1,148)
Forward foreign currency contracts	3,480,787	1,969,444	22,737,060	544,323

Net change in unrealized appreciation (depreciation)	(5,175,828)	(12,118,066)	(9,893,115)	(443,310)

Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	(2,492,607)	(11,803,237)	14,968,102	223,615

Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,107,735)	$(10,609,045)	$20,416,070	$338,127

* Unaffiliated foreign tax withheld	$164,380	$199,018	$587,014	$25,070
** Including foreign taxes	$2	$1,396	$—	$—
*** Including change in deferred foreign taxes	$37,960	$71,521	$—	$—

See Notes to Financial Statements.	86

DBX ETF Trust

Statements of Operations (Continued)

For the Six Months Ended November 30, 2021 (Unaudited)

	Xtrackers MSCI Germany Hedged Equity ETF	Xtrackers MSCI Japan Hedged Equity ETF
Investment Income
Unaffiliated dividend income*	$24,164	$1,752,251
Income distributions from affiliated funds	15	839
Affiliated securities lending income	0	150
Unaffiliated securities lending income, net of borrower rebates	35	18,438

Total investment income	24,214	1,771,678

Expenses
Investment advisory fees	30,669	447,465
Other expenses	57	925

Total expenses	30,726	448,390

Less fees waived (see note 3):
Waiver	(7)	(503)

Net expenses	30,719	447,887

Net investment income (loss)	(6,505)	1,323,791

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(4,414)	(1,396,340)
Investments in affiliates	(3,168)	—
In-kind redemptions	413,595	1,571,027
In-kind redemptions in affiliates	(847)	—
Futures contracts	9,786	170,621
Foreign currency transactions	1,038	(1,105)
Forward foreign currency contracts	586,779	8,387,930

Net realized gain (loss)	1,002,769	8,732,133

Net change in unrealized appreciation (depreciation) on:
Investments	(1,669,132)	(4,285,645)
Investments in affiliates	(47,252)	(12)
Futures contracts	(5,516)	(330,440)
Foreign currency translations	(3,123)	(38,970)
Forward foreign currency contracts	481,987	(2,024,780)

Net change in unrealized appreciation (depreciation)	(1,243,036)	(6,679,847)

Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	(240,267)	2,052,286

Net Increase (Decrease) in Net Assets Resulting from Operations	$(246,772)	$3,376,077

* Unaffiliated foreign tax withheld	$3,949	$192,204

See Notes to Financial Statements.	87

DBX ETF Trust

Statements of Changes in Net Assets

	Xtrackers MSCI All World ex US Hedged Equity ETF		Xtrackers MSCI Emerging Markets Hedged Equity ETF
	For the Six Months Ended November 30, 2021 (Unaudited)	Year Ended May 31, 2021	For the Six Months Ended November 30, 2021 (Unaudited)	Year Ended May 31, 2021
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$1,384,872	$2,329,775	$1,194,192	$1,631,239
Net realized gain (loss)	2,683,221	(3,526,996)	314,829	(472,807)
Net change in net unrealized appreciation (depreciation)	(5,175,828)	31,627,186	(12,118,066)	36,415,472

Net increase (decrease) in net assets resulting from operations	(1,107,735)	30,429,965	(10,609,045)	37,573,904

Distributions to Shareholders	(1,733,655)	(2,298,657)	(930,386)	(2,035,453)

Fund Shares Transactions
Proceeds from shares sold	16,562,174	10,818,162	6,963,090	2,940,585
Value of shares redeemed	—	(12,480,284)	—	(10,412,487)

Net increase (decrease) in net assets resulting from fund share transactions	16,562,174	(1,662,122)	6,963,090	(7,471,902)

Total net increase (decrease) in Net Assets	13,720,784	26,469,186	(4,576,341)	28,066,549

Net Assets
Beginning of period	125,138,964	98,669,778	117,454,613	89,388,064

End of period	$138,859,748	$125,138,964	$112,878,272	$117,454,613

Changes in Shares Outstanding
Shares outstanding, beginning of period	3,750,001	3,850,001	4,000,800	4,250,800
Shares sold	500,000	350,000	250,000	100,000
Shares redeemed	—	(450,000)	—	(350,000)

Shares outstanding, end of period	4,250,001	3,750,001	4,250,800	4,000,800

See Notes to Financial Statements.	88

DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Xtrackers MSCI Europe Hedged Equity ETF		Xtrackers MSCI Eurozone Hedged Equity ETF
	For the Six Months Ended November 30, 2021 (Unaudited)	Year Ended May 31, 2021	For the Six Months Ended November 30, 2021 (Unaudited)	Year Ended May 31, 2021
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$5,447,968	$11,962,486	$114,512	$394,276
Net realized gain (loss)	24,861,217	(48,260,226)	666,925	(398,314)
Net change in net unrealized appreciation (depreciation)	(9,893,115)	157,104,698	(443,310)	5,590,054

Net increase (decrease) in net assets resulting from operations	20,416,070	120,806,958	338,127	5,586,016

Distributions to Shareholders	(9,412,482)	(11,732,653)	(230,025)	(395,611)

Fund Shares Transactions
Proceeds from shares sold	67,689,854	115,314,044	—	—
Value of shares redeemed	(35,959,578)	(148,297,491)	—	(11,099,293)

Net increase (decrease) in net assets resulting from fund share transactions	31,730,276	(32,983,447)	—	(11,099,293)

Total net increase (decrease) in Net Assets	42,733,864	76,090,858	108,102	(5,908,888)

Net Assets
Beginning of period	563,106,834	487,015,976	15,168,166	21,077,054

End of period	$605,840,698	$563,106,834	$15,276,268	$15,168,166

Changes in Shares Outstanding
Shares outstanding, beginning of period	16,550,001	18,100,001	400,001	750,001
Shares sold	1,950,000	3,500,000	—	—
Shares redeemed	(1,050,000)	(5,050,000)	—	(350,000)

Shares outstanding, end of period	17,450,001	16,550,001	400,001	400,001

See Notes to Financial Statements.	89

DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Xtrackers MSCI Germany Hedged Equity ETF		Xtrackers MSCI Japan Hedged Equity ETF
	For the Six Months Ended November 30, 2021 (Unaudited)	Year Ended May 31, 2021	For the Six Months Ended November 30, 2021 (Unaudited)	Year Ended May 31, 2021
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$(6,505)	$484,443	$1,323,791	$2,843,396
Net realized gain (loss)	1,002,769	(2,021,372)	8,732,133	9,760,485
Net change in net unrealized appreciation (depreciation)	(1,243,036)	5,178,235	(6,679,847)	36,388,150

Net increase (decrease) in net assets resulting from operations	(246,772)	3,641,306	3,376,077	48,992,031

Distributions to Shareholders	(256,077)	(431,830)	(4,661,580)	(5,950,806)

Fund Shares Transactions
Proceeds from shares sold	—	—	2,440,193	11,284,280
Value of shares redeemed	(1,617,438)	(3,898,792)	(7,199,304)	(76,451,354)

Net increase (decrease) in net assets resulting from fund share transactions	(1,617,438)	(3,898,792)	(4,759,111)	(65,167,074)

Total net increase (decrease) in Net Assets	(2,120,287)	(689,316)	(6,044,614)	(22,125,849)

Net Assets
Beginning of period	14,624,610	15,313,926	198,804,454	220,930,303

End of period	$12,504,323	$14,624,610	$192,759,840	$198,804,454

Changes in Shares Outstanding
Shares outstanding, beginning of period	450,800	600,800	4,050,800	5,550,800
Shares sold	—	—	50,000	250,000
Shares redeemed	(50,000)	(150,000)	(150,000)	(1,750,000)

Shares outstanding, end of period	400,800	450,800	3,950,800	4,050,800

See Notes to Financial Statements.	90

DBX ETF Trust

Financial Highlights

Xtrackers MSCI All World ex US Hedged Equity ETF Selected Per Share Data	For the Six Months Ended 11/30/2021 (Unaudited)		Years Ended May 31,
			2021	2020		2019		2018	2017
Net Asset Value, beginning of period	$33.37		$25.63	$26.61		$27.71		$26.20	$22.62

Income (loss) from investment operations:
Net investment income (loss)(a)	0.34		0.64	0.62		0.73		0.67	0.64
Net realized and unrealized gain (loss)	(0.59)		7.73	(0.76)		(1.12)		1.51	3.42

Total from investment operations	(0.25)		8.37	(0.14)		(0.39)		2.18	4.06

Less distributions from:
Net investment income	(0.45)		(0.63)	(0.84)		(0.71)		(0.67)	(0.48)

Total distributions	(0.45)		(0.63)	(0.84)		(0.71)		(0.67)	(0.48)

Net Asset Value, end of period	$32.67		$33.37	$25.63		$26.61		$27.71	$26.20

Total Return (%)	(0.78	)**(b)	33.10 (b)	(0.78	)(b)	(1.30	)(b)	8.43	18.30

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	139		125	99		98		127	105
Ratio of expenses before fee waiver (%)	0.40	*	0.40	0.41		0.41		0.40	0.40
Ratio of expenses after fee waiver (%)	0.40	*	0.40	0.41		0.41		0.40	0.40
Ratio of net investment income (loss) (%)	1.90	*	2.15	2.29		2.74		2.46	2.67
Portfolio turnover rate (%)(c)	2	**	14	10		13		11	15

Xtrackers MSCI Emerging Markets Hedged Equity ETF Selected Per Share Data	For the Six Months Ended 11/30/2021 (Unaudited)		Years Ended May 31,
			2021	2020		2019		2018	2017
Net Asset Value, beginning of period	$29.36		$21.03	$21.81		$23.91		$21.47	$18.62

Income (loss) from investment operations:
Net investment income (loss)(a)	0.29		0.39	0.58		0.52		0.41	0.35
Net realized and unrealized gain (loss)	(2.87)		8.42	(0.74)		(2.02)		2.39	2.81

Total from investment operations	(2.58)		8.81	(0.16)		(1.50)		2.80	3.16

Less distributions from:
Net investment income	(0.23)		(0.48)	(0.62)		(0.60)		(0.36)	(0.31)

Total distributions	(0.23)		(0.48)	(0.62)		(0.60)		(0.36)	(0.31)

Net Asset Value, end of period	$26.55		$29.36	$21.03		$21.81		$23.91	$21.47

Total Return (%)	(8.86	)**(b)	42.20 (b)	(1.01	)(b)	(6.18	)(b)	13.09	17.19

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	113		117	89		112		195	188
Ratio of expenses before fee waiver (%)	0.65	*	0.65	0.66		0.66		0.65	0.65
Ratio of expenses after fee waiver (%)	0.65	*	0.65	0.66		0.66		0.65	0.65
Ratio of net investment income (loss) (%)	1.96	*	1.48	2.62		2.29		1.74	1.74
Portfolio turnover rate (%)(c)	4	**	13	20		13		15	43

(a)	Based on average shares outstanding during the period.
(b)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(c)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	91

DBX ETF Trust

Financial Highlights (Continued)

Xtrackers MSCI Europe Hedged Equity ETF Selected Per Share Data	For the Six Months Ended 11/30/2021 (Unaudited)		Years Ended May 31,
			2021	2020		2019		2018	2017
Net Asset Value, beginning of period	$34.02		$26.91	$28.31		$28.71		$28.29	$25.65

Income (loss) from investment operations:
Net investment income (loss)(a)	0.31		0.77	0.52		0.75		0.68	0.76
Net realized and unrealized gain (loss)	0.96		7.07	(1.06)		(0.26)		0.39	4.40

Total from investment operations	1.27		7.84	(0.54)		0.49		1.07	5.16

Less distributions from:
Net investment income	(0.57)		(0.73)	(0.86)		(0.89)		(0.65)	(0.85)
Net realized gains	—		—	—		—		—	(1.67)

Total distributions	(0.57)		(0.73)	(0.86)		(0.89)		(0.65)	(2.52)

Net Asset Value, end of period	$34.72		$34.02	$26.91		$28.31		$28.71	$28.29

Total Return (%)	3.75	**(b)	29.68 (b)	(2.16	)(b)	1.88	(b)	3.82	21.77

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	606		563	487		849		1,543	2,747
Ratio of expenses before fee waiver (%)	0.45	*	0.45	0.46		0.47		0.45	0.45
Ratio of expenses after fee waiver (%)	0.45	*	0.45	0.46		0.47		0.45	0.45
Ratio of net investment income (loss) (%)	1.54	*	2.58	1.79		2.67		2.41	2.95
Portfolio turnover rate (%)(c)	3	**	9	13		7		11	17

Xtrackers MSCI Eurozone Hedged Equity ETF Selected Per Share Data	For the Six Months Ended 11/30/2021 (Unaudited)		Years Ended May 31,
			2021	2020		2019		2018	2017
Net Asset Value, beginning of period	$37.92		$28.10	$29.80		$30.90		$30.29	$25.64

Income (loss) from investment operations:
Net investment income (loss)(a)	0.29		0.76	0.40		0.71		0.62	0.73
Net realized and unrealized gain (loss)	0.56		9.71	(1.15)		(1.13)		0.63	4.84

Total from investment operations	0.85		10.47	(0.75)		(0.42)		1.25	5.57

Less distributions from:
Net investment income	(0.58)		(0.65)	(0.95)		(0.68)		(0.64)	(0.92)

Total distributions	(0.58)		(0.65)	(0.95)		(0.68)		(0.64)	(0.92)

Net Asset Value, end of period	$38.19		$37.92	$28.10		$29.80		$30.90	$30.29

Total Return (%)	2.23	**(b)	37.79 (b)	(2.80	)(b)	(1.34	)(b)	4.19	22.56

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	15		15	21		31		42	65
Ratio of expenses before fee waiver (%)	0.45	*	0.45	0.47		0.47		0.45	0.45
Ratio of expenses after fee waiver (%)	0.45	*	0.45	0.46		0.47		0.45	0.45
Ratio of net investment income (loss) (%)	1.09	*	2.37	1.31		2.42		2.05	2.76
Portfolio turnover rate (%)(c)	4	**	10	11		5		14	16

(a)	Based on average shares outstanding during the period.
(b)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(c)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	92

DBX ETF Trust

Financial Highlights (Continued)

Xtrackers MSCI Germany Hedged Equity ETF Selected Per Share Data	For the Six Months Ended 11/30/2021 (Unaudited)		Years Ended May 31,
			2021	2020	2019		2018	2017
Net Asset Value, beginning of period	$32.44		$25.49	$25.77	$27.93		$27.87	$23.40

Income (loss) from investment operations:
Net investment income (loss)(a)	(0.02)		0.95	0.24	0.53		0.57	0.40
Net realized and unrealized gain (loss)	(0.65)		6.84	0.08	(2.02)		(0.09)	4.78

Total from investment operations	(0.67)		7.79	0.32	(1.49)		0.48	5.18

Less distributions from:
Net investment income	(0.57)		(0.84)	(0.60)	(0.67)		(0.42)	(0.71)

Total distributions	(0.57)		(0.84)	(0.60)	(0.67)		(0.42)	(0.71)

Net Asset Value, end of period	$31.20		$32.44	$25.49	$25.77		$27.93	$27.87

Total Return (%)	(2.15	)**(b)	31.15 (b)	1.15 (b)	(5.48	)(b)	1.73	22.93

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	13		15	15	23		36	66
Ratio of expenses before fee waiver (%)	0.45	*	0.45	0.45	0.46		0.45	0.45
Ratio of expenses after fee waiver (%)	0.45	*	0.45	0.45	0.46		0.45	0.45
Ratio of net investment income (loss) (%)	(0.10	)*	3.29	0.90	2.03		2.04	1.63
Portfolio turnover rate (%)(c)	4	**	15	14	11		17	12

Xtrackers MSCI Japan Hedged Equity ETF Selected Per Share Data	For the Six Months Ended 11/30/2021 (Unaudited)		Years Ended May 31,
			2021	2020	2019		2018	2017
Net Asset Value, beginning of period	$49.08		$39.80	$37.95	$42.95		$38.65	$34.32

Income (loss) from investment operations:
Net investment income (loss)(a)	0.33		0.62	0.67	0.64		0.52	0.53
Net realized and unrealized gain (loss)	0.53		9.82	2.27	(4.24)		4.69	4.22

Total from investment operations	0.86		10.44	2.94	(3.60)		5.21	4.75

Less distributions from:
Net investment income	(1.15)		(1.16)	(1.09)	(1.40)		(0.91)	(0.42)

Total distributions	(1.15)		(1.16)	(1.09)	(1.40)		(0.91)	(0.42)

Net Asset Value, end of period	$48.79		$49.08	$39.80	$37.95		$42.95	$38.65

Total Return (%)	1.75	**(b)	26.96 (b)	7.88 (b)	(8.59	)(b)	13.74	14.08

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	193		199	221	414		1,153	1,780
Ratio of expenses before fee waiver (%)	0.45	*	0.45	0.46	0.47		0.46	0.45
Ratio of expenses after fee waiver (%)	0.45	*	0.45	0.46	0.47		0.46	0.45
Ratio of net investment income (loss) (%)	1.33	*	1.41	1.69	1.55		1.24	1.50
Portfolio turnover rate (%)(c)	3	**	12	12	15		12	22

(a)	Based on average shares outstanding during the period.
(b)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(c)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	93

DBX ETF Trust

Notes to Financial Statements (Unaudited)

1. Organization

DBX ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end registered management investment company organized as a Delaware statutory trust.

As of November 30, 2021, the Trust consists of thirty-five investment series of exchange-traded funds (“ETFs”)(each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on the Funds listed below:

Xtrackers MSCI All World ex US Hedged Equity ETF
Xtrackers MSCI Emerging Markets Hedged Equity ETF
Xtrackers MSCI Europe Hedged Equity ETF
Xtrackers MSCI Eurozone Hedged Equity ETF
Xtrackers MSCI Germany Hedged Equity ETF
Xtrackers MSCI Japan Hedged Equity ETF

DBX Advisors LLC (“DBX” or the “Advisor”), an indirect, wholly-owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees (“Board”).

Each Fund offers shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large specified lots consisting of 50,000 shares, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Funds’ distributor. Shares are not individually redeemable securities of the Funds, and owners of the shares may acquire those shares from the Funds, or tender such shares for redemption to the Funds, in Creation Units only.

The investment objective of each Fund is to track the performance, before fees and expenses, of a particular index (the “Underlying Index”). The underlying indices for the Funds are:

Fund	Underlying Index
Xtrackers MSCI All World ex US Hedged Equity ETF	MSCI ACWI ex USA US Dollar Hedged Index
Xtrackers MSCI Emerging Markets Hedged Equity ETF	MSCI EM US Dollar Hedged Index
Xtrackers MSCI Europe Hedged Equity ETF	MSCI Europe US Dollar Hedged Index
Xtrackers MSCI Eurozone Hedged Equity ETF	MSCI EMU IMI US Dollar Hedged Index
Xtrackers MSCI Germany Hedged Equity ETF	MSCI Germany US Dollar Hedged Index
Xtrackers MSCI Japan Hedged Equity ETF	MSCI Japan US Dollar Hedged Index

The MSCI ACWI ex USA US Dollar Hedged Index is designed to track the performance of equity securities in developed and emerging stock markets (excluding the United States), while mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index.

The MSCI EM US Dollar Hedged Index is designed to track emerging market performance while mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index.

The MSCI Europe US Dollar Hedged Index is designed to track the performance of the developed markets in Europe, while mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index.

The MSCI EMU IMI US Dollar Hedged Index is designed to track the performance of equity securities based in the countries in the European Monetary Union (the “EMU”), while seeking to mitigate exposure to fluctuations between the value of the U.S. dollar and the euro.

The MSCI Germany US Dollar Hedged Index is designed to track the performance of the German equity market while mitigating exposure to fluctuations between the value of the U.S. dollar and the euro.

The MSCI Japan US Dollar Hedged Index is designed to track the performance of the Japanese equity market while mitigating exposure to fluctuations between the value of the U.S. dollar and Japanese yen.

94

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

The MSCI Hedged Underlying Indices are rebalanced monthly on the last trading day of the month, when the index will take into account the effect of rolling into new 1-month forward contracts based on the newly determined weights of currency to be sold for the next month’s index calculation. The currency weights are determined as of the close of two business days before the first calendar day of the following month and remain constant intra month. This means that no changes in the weights are made during the month to account for changes in the indexes due to price movement of securities, corporate events, additions, deletions or any other changes. The daily calculation of MSCI Hedged Indices marks to market the one-month forward contracts on a daily basis by using an equal and offsetting forward position.

Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement between the Index Provider and DBX. There is no charge to the Funds in connection with these licensing agreements.

Xtrackers MSCI All World ex US Hedged Equity ETF, Xtrackers MSCI Emerging Markets Hedged Equity ETF, Xtrackers MSCI Europe Hedged Equity ETF, Xtrackers MSCI Eurozone Hedged Equity ETF and Xtrackers MSCI Japan Hedged Equity ETF are diversified series of the Trust. Xtrackers MSCI Germany Hedged Equity ETF is non-diversified and is not limited by the Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. This means the securities of a particular issuer (or securities of issuers in particular industries) may dominate the Underlying Index of the Fund and, consequently, the Fund’s investment portfolio. This may adversely affect the Fund’s performance or subject the Fund’s shares to greater price volatility than that experienced by more diversified investment companies. In addition, each Fund may change its diversification status over time and then change it back again, without shareholder approval, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index each Fund tracks.

Pursuant to the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund qualifies as an investment company under Topic 946 of the Accounting Standards Codification of U.S. GAAP. The following is a summary of significant accounting policies followed by the Funds.

Security Valuation    The NAV of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities and ETFs are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1.

Investments in open-end investment companies are valued at their NAV each business day and are categorized as Level 1.

95

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Funds’ valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s Underlying Index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s Underlying Index.

Disclosure about the classification of the fair value measurements is included in a table following the Fund’s Schedule of Investments.

Cash    Cash consists of cash held at banks and is on deposit with major financial institutions.

Investment Transactions and Investment Income    Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Dividend income is net of any foreign taxes withheld at source. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Interest income is recorded on the accrual basis.

Tax Information and Dividends and Distributions to Shareholders    It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of each Fund to pay out dividends from its net investment income, if any, to investors semi-annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Funds’ tax positions taken or expected to be taken on foreign, federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements.

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The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statements of Operations. For the period ended November 30, 2021, the Funds did not incur any interest or penalties.

At May 31, 2021, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

	Short-Term	Long-Term	Total Amount
Xtrackers MSCI All World ex US Hedged Equity ETF	$2,278,369	$6,424,609	$8,702,978
Xtrackers MSCI Emerging Markets Hedged Equity ETF	12,359,976	9,777,356	22,137,332
Xtrackers MSCI Europe Hedged Equity ETF	18,103,809	129,350,904	147,454,713
Xtrackers MSCI Eurozone Hedged Equity ETF	570,465	2,643,459	3,213,924
Xtrackers MSCI Germany Hedged Equity ETF	1,879,317	6,851,124	8,730,441
Xtrackers MSCI Japan Hedged Equity ETF	69,568,208	96,803,481	166,371,689

As of May 31, 2021, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation or depreciation and the aggregated gross unrealized appreciation (depreciation) on investments were as follows:

	Aggregate Tax Cost	Net Unrealized Appreciation (Depreciation)	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)
Xtrackers MSCI All World ex US Hedged Equity ETF	$98,166,648	$27,998,795	$34,441,292	$(6,442,497)
Xtrackers MSCI Emerging Markets Hedged Equity ETF	78,245,387	38,944,258	45,983,485	(7,039,227)
Xtrackers MSCI Europe Hedged Equity ETF	527,787,042	45,055,821	96,739,297	(51,683,476)
Xtrackers MSCI Eurozone Hedged Equity ETF	13,046,854	2,720,158	4,195,288	(1,475,130)
Xtrackers MSCI Germany Hedged Equity ETF	13,016,939	1,629,242	3,395,732	(1,766,490)
Xtrackers MSCI Japan Hedged Equity ETF	183,514,023	16,783,487	34,008,779	(17,225,292)

The tax character of current year distributions will be determined at the end of the current fiscal year.

Foreign Taxes    The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories, and deferred foreign taxes on unrealized gains are included in net change in unrealized appreciation (depreciation). Receivables and payables related to foreign taxes as of November 30, 2021, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

Foreign Currency Translations    The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending    The Funds may lend securities to certain financial institutions under the terms of their securities lending agreement. During the term of the loans the Funds continue to receive interest and dividends

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generated by the securities and to participate in any changes in their market value. The Funds require the borrowers of the securities to maintain collateral with the Funds consisting of cash and/or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the period ended November 30, 2021, the Funds invested the cash collateral into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.03% annualized effective rate as of November 30, 2021) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Funds receive compensation for lending their securities either in the form of fees or by earning interest on invested cash collateral, net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Funds are not able to recover securities lent, the Funds may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Funds are also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of November 30, 2021, the Funds listed below had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.

Remaining Contractual Maturity of the Agreements, as of November 30, 2021

Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 days	>90 days	Total
Xtrackers MSCI All World ex US Hedged Equity ETF
Common Stocks	$1,087,572	$—	$36,969	$931,503	$2,056,044

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$2,056,044

Xtrackers MSCI Emerging Markets Hedged Equity ETF
Common Stocks	$864,626	$—	$44,667	$860,339	$1,769,632

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$1,769,632

Xtrackers MSCI Europe Hedged Equity ETF
Common Stocks	$3,622,161	$—	$—	$323,663	$3,945,824

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$3,945,824

Xtrackers MSCI Eurozone Hedged Equity ETF
Common Stocks	$123,685	$—	$1,532	$103,116	$228,333

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$228,333

Xtrackers MSCI Germany Hedged Equity ETF
Exchange-Traded Funds	$49,200	$—	$—	$—	$49,200

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$49,200

Xtrackers MSCI Japan Hedged Equity ETF
Common Stocks	$385,800	$—	$10,950	$694,119	$1,090,869

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$1,090,869

Derivatives

Forward Foreign Currency Contracts    Each Fund may enter into forward foreign currency contracts (“forward currency contracts”) designed to offset the Fund’s exposure to non-U.S. currencies. In addition, the Funds may enter into forward currency contracts and foreign currency futures contracts to facilitate local securities settlements or to protect against currency exposure in connection with distributions to shareholders.

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A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. For the period ended November 30, 2021, The Xtrackers MSCI All World ex US Hedged Equity ETF, Xtrackers MSCI Emerging Markets Hedged Equity ETF, Xtrackers MSCI Europe Hedged Equity ETF and Xtrackers MSCI Eurozone Hedged Equity ETF invested in forward currency contracts to hedge against changes in the value of the U.S. dollar against specified non-U.S. currencies. Similarly, the Xtrackers MSCI Germany Hedged Equity ETF and Xtrackers MSCI Japan Hedged Equity ETF each invested in forward currency contracts to hedge against changes in the value of the U.S. dollar against the euro and the Japanese yen, respectively.

The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on forward currency contracts. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars reflects the total exposure the Fund has in that particular currency contract.

A summary of the open forward currency contracts as of November 30, 2021 is included in a table following the Funds’ Schedule of Investments. The investment in forward currency contracts short vs. U.S. dollars had a contract value generally indicative of a range of the total exposure the respective Fund had to the value of non U.S currencies during the period ended November 30, 2021.

Futures Contracts    Each Fund may enter into futures contracts. These futures contracts will be used to simulate investment in the respective Underlying Index, to facilitate trading or to reduce transaction costs. Each Fund will enter into futures contracts that are traded on a U.S. or non-U.S. exchange. No Fund will use futures for speculative purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. For the period ended November 30, 2021, Xtrackers MSCI All World ex US Hedged Equity ETF, Xtrackers MSCI Emerging Markets Hedged Equity ETF, Xtrackers MSCI Europe Hedged Equity ETF, Xtrackers MSCI Eurozone Hedged Equity ETF, Xtrackers MSCI Germany Hedged Equity ETF and Xtrackers MSCI Japan Hedged Equity ETF utilized futures in order to simulate investments in the Funds’ Underlying Index. To the extent required by law, liquid assets committed to futures contracts will be maintained.

At the time each Fund enters into a futures contract, each Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is affected. Pursuant to the contract, each Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by each Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures contracts is generally less than privately negotiated futures contracts, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, provides a guarantee of performance. The guarantee is supported by a daily payment system (i.e., margin requirements).

Use of long futures contracts subjects each Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects each Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

A summary of the open futures contracts as of November 30, 2021 is included in a table following the Funds’ Schedule of Investments.

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The following tables summarize the value of the Funds’ derivative instruments held as of November 30, 2021 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

	Asset Derivatives		Liability Derivatives
Xtrackers MSCI All World ex US Hedged Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$5,009	Unrealized depreciation on futures contracts*	$180,489

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	3,001,636	Unrealized depreciation on forward foreign currency contracts	$881,410

	Total	$3,006,645	Total	$1,061,899

Xtrackers MSCI Emerging Markets Hedged Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$—	Unrealized depreciation on futures contracts*	$120,311

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	1,169,248	Unrealized depreciation on forward foreign currency contracts	305,222

	Total	$1,169,248	Total	$425,533

Xtrackers MSCI Europe Hedged Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$57,251	Unrealized depreciation on futures contracts*	$449,650

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	17,675,342	Unrealized depreciation on forward foreign currency contracts	4,339,881

	Total	$17,732,593	Total	$4,789,531

Xtrackers MSCI Eurozone Hedged Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$—	Unrealized depreciation on futures contracts*	$1,864

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	436,026	Unrealized depreciation on forward foreign currency contracts	116,593

	Total	$436,026	Total	$118,457

Xtrackers MSCI Germany Hedged Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$—	Unrealized depreciation on futures contracts*	$2,561

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	362,632	Unrealized depreciation on forward foreign currency contracts	96,728

	Total	$362,632	Total	$99,289

Xtrackers MSCI Japan Hedged Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$—	Unrealized depreciation on futures contracts*	$325,559

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	916,755	Unrealized depreciation on forward foreign currency contracts	2,585,932

	Total	$916,755		$2,911,491

*

Includes cumulative appreciation or cumulative depreciation on futures contracts as disclosed in the Schedule of Investments. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

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Additionally, the amount of realized and unrealized gains and losses on derivative instruments recognized in the Funds’ earnings during the period ended November 30, 2021 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Net Realized Gain (Loss) from:

	Futures Contracts — Equity Contracts	Forward Foreign Currency Contracts — Foreign Exchange Contracts	Total
Xtrackers MSCI All World ex US Hedged Equity ETF	$195,917	$2,845,385	$3,041,302
Xtrackers MSCI Emerging Markets Hedged Equity ETF	(30,896)	727,277	696,381
Xtrackers MSCI Europe Hedged Equity ETF	955,804	17,305,338	18,261,142
Xtrackers MSCI Eurozone Hedged Equity ETF	7,449	655,529	662,978
Xtrackers MSCI Germany Hedged Equity ETF	9,786	586,779	596,565
Xtrackers MSCI Japan Hedged Equity ETF	170,621	8,387,930	8,558,551

Net Change in Unrealized Appreciation (Depreciation) on:

	Futures Contracts — Equity Contracts	Forward Foreign Currency Contracts — Foreign Exchange Contracts	Total
Xtrackers MSCI All World ex US Hedged Equity ETF	$(273,652)	$3,480,787	$3,207,135
Xtrackers MSCI Emerging Markets Hedged Equity ETF	(149,506)	1,969,444	1,819,938
Xtrackers MSCI Europe Hedged Equity ETF	(469,946)	22,737,060	22,267,114
Xtrackers MSCI Eurozone Hedged Equity ETF	(3,335)	544,323	540,988
Xtrackers MSCI Germany Hedged Equity ETF	(5,516)	481,987	476,471
Xtrackers MSCI Japan Hedged Equity ETF	(330,440)	(2,024,780)	(2,355,220)

For the period ended November 30, 2021 the average monthly volume of derivatives was as follows:

	Futures Contracts (Contract Value)	Forward Foreign Currency Contracts (Contract Value)
Xtrackers MSCI All World ex US Hedged Equity ETF	$3,603,027	$(129,754,942)
Xtrackers MSCI Emerging Markets Hedged Equity ETF	2,191,710	(109,721,906)
Xtrackers MSCI Europe Hedged Equity ETF	13,138,964	(592,792,399)
Xtrackers MSCI Eurozone Hedged Equity ETF	82,063	(15,185,168)
Xtrackers MSCI Germany Hedged Equity ETF	155,846	(13,248,846)
Xtrackers MSCI Japan Hedged Equity ETF	5,221,386	(191,309,120)

As of November 30, 2021, the Funds have transactions subject to enforceable master netting agreements which govern the terms of certain transactions, and reduce the counterparty risk associated with such transactions. Master netting agreements allow a Fund to close out and net total exposure to a counterparty in the event of a deterioration in the credit quality or contractual default with respect to all of the transactions with a counterparty. As defined by the master netting agreement, the Funds may have collateral agreements with certain counterparties to mitigate risk. Interest expense from collateral received, if any, is included in Other expenses on the Statements of Operations. For financial reporting purposes the Statement of Assets and Liabilities generally shows derivatives assets and liabilities on a gross basis, which reflects the full risks and exposures prior to

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netting. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by counterparty, including any collateral exposure, is included in the following tables:

Fund	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Received(a)	Net Amount of Derivatives Assets	Gross Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Pledged(a)	Net Amount of Derivatives Liabilities
Xtrackers MSCI All World ex US Hedged Equity ETF
Citigroup Global Markets	$668,937	$(73,256)	$595,681	$—	$73,256	$(73,256)	$—	$—
Goldman Sachs & Co.	205,989	(202,167)	—	3,822	202,167	(202,167)	—	—
JP Morgan & Chase Co.	1,100,995	(313,069)	787,926	—	313,069	(313,069)	—	—
RBC Capital Markets	1,025,715	(292,918)	732,797	—	292,918	(292,918)	—	—

	$3,001,636	$(881,410)	$2,116,404	$3,822	$881,410	$(881,410)	$—	$—

Xtrackers MSCI Emerging Markets Hedged Equity ETF
Citigroup Global Markets	$208,966	$(21,231)	$—	$187,735	$21,231	$(21,231)	$—	$—
Goldman Sachs & Co.	69,546	(60,925)	—	8,621	60,925	(60,925)	—	—
JP Morgan & Chase Co.	493,154	(127,331)	300,000	65,823	127,331	(127,331)	—	—
RBC Capital Markets	397,582	(95,735)	300,000	1,847	95,735	(95,735)	—	—

	$1,169,248	$(305,222)	$600,000	$264,026	$305,222	$(305,222)	$—	$—

Xtrackers MSCI Europe Hedged Equity ETF
Citigroup Global Markets	$4,602,368	$—	$4,602,368	$—	$—	$—	$—	$—
Goldman Sachs & Co.	1,438,384	(1,435,148)	—	3,236	1,435,148	(1,435,148)	—	—
JP Morgan & Chase Co.	5,918,104	(1,524,476)	4,393,628	—	1,524,476	(1,524,476)	—	—
RBC Capital Markets	5,716,486	(1,380,257)	4,336,229	—	1,380,257	(1,380,257)	—	—

	$17,675,342	$(4,339,881)	$13,332,225	$3,236	$4,339,881	$(4,339,881)	$—	$—

Xtrackers MSCI Eurozone Hedged Equity ETF
Citigroup Global Markets	$102,047	$—	$—	$102,047	$—	$—	$—	$—
Goldman Sachs & Co.	37,365	(37,247)	—	118	37,247	(37,247)	—	—
JP Morgan & Chase Co.	141,056	(37,683)	—	103,373	37,683	(37,683)	—	—
RBC Capital Markets	155,558	(41,663)	—	113,895	41,663	(41,663)	—	—

	$436,026	$(116,593)	$—	$319,433	$116,593	$(116,593)	$—	$—

Xtrackers MSCI Germany Hedged Equity ETF
Citigroup Global Markets	$81,790	$—	$—	$81,790	$—	$—	$—	$—
Goldman Sachs & Co.	29,932	(29,837)	—	95	29,837	(29,837)	—	—
JP Morgan & Chase Co.	124,302	(32,982)	—	91,320	32,982	(32,982)	—	—
RBC Capital Markets	126,608	(33,909)	—	92,699	33,909	(33,909)	—	—

	$362,632	$(96,728)	$—	$265,904	$96,728	$(96,728)	$—	$—

Xtrackers MSCI Japan Hedged Equity ETF
Citigroup Global Markets	$991	$(991)	$—	$—	$649,281	$(991)	$(251,084)	$397,206
Goldman Sachs & Co.	343,938	(342,355)	—	1,583	342,355	(342,355)	—	—
JP Morgan & Chase Co.	285,133	(285,133)	—	—	821,098	(285,133)	(450,000)	85,965
RBC Capital Markets	286,693	(286,693)	—	—	773,198	(286,693)	(390,000)	96,505

	$916,755	$(915,172)	$—	$1,583	$2,585,932	$(915,172)	$(1,091,084)	$579,676

(a)	The actual collateral received or pledged may be more than amount shown.

Affiliated Cash Management Vehicles    The Funds may invest uninvested cash balances in DWS Government Money Market Series and DWS ESG Liquidity Fund, affiliated money market funds which are managed by DWS Investment Management Americas, Inc. (“DIMA”), also an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may

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invest. DWS Government Money Market Series seeks to maintain a stable NAV, and DWS ESG Liquidity Fund maintains a floating NAV. The Funds indirectly bear their proportionate share of the expenses of each affiliated money market fund in which they invest. The Advisor will waive an amount of the unitary advisory fee payable to the Advisor by the Funds equal to such acquired fund’s fees and expenses on the Funds’ assets invested in the affiliated money market funds.

3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees. Under an investment advisory agreement between the Trust, on behalf of the Funds, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate.

For its investment advisory services to the Funds below, the Advisor was entitled to receive a unitary advisory fee based on each Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to:

Unitary Advisory Fee
Xtrackers MSCI All World ex US Hedged Equity ETF	0.40%
Xtrackers MSCI Emerging Markets Hedged Equity ETF	0.65%
Xtrackers MSCI Europe Hedged Equity ETF	0.45%
Xtrackers MSCI Eurozone Hedged Equity ETF	0.45%
Xtrackers MSCI Germany Hedged Equity ETF	0.45%
Xtrackers MSCI Japan Hedged Equity ETF	0.45%

The Advisor for the funds below has contractually agreed to waive a portion of its unitary advisory fee in an amount equal to the acquired fund’s fees and expenses attributable to the Fund’s investments in affiliated cash management vehicles. For the period ended November 30, 2021, the Advisor waived expenses of the Funds as follows:

Expenses Waived
Xtrackers MSCI All World ex US Hedged Equity ETF	$390
Xtrackers MSCI Emerging Markets Hedged Equity ETF	198
Xtrackers MSCI Europe Hedged Equity ETF	1,420
Xtrackers MSCI Eurozone Hedged Equity ETF	2
Xtrackers MSCI Germany Hedged Equity ETF	7
Xtrackers MSCI Japan Hedged Equity ETF	503

Out of the unitary advisory fee, the Advisor pays substantially all expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, and expenses of the Independent Trustees. Each Fund is responsible for the payment of interest expense, acquired fund fees and expenses, taxes, brokerage expenses, distribution fees or expenses, if any, litigation expenses and extraordinary expenses.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent, Lending Agent and Transfer Agent for each Fund.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

The Board of Trustees is currently comprised of three Independent Trustees. The Advisor paid retainer fees and attendance fees to each Independent Trustee; retainer fees to the Chairman of the Board of Trustees and Chairman of the Audit Committee; and attendance fees to each member of the Audit Committee (which is comprised of all of the Funds’ Independent Trustees.

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4. Investment Portfolio Transactions

For the period ended November 30, 2021, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales
Xtrackers MSCI All World ex US Hedged Equity ETF	$11,867,568	$2,665,919
Xtrackers MSCI Emerging Markets Hedged Equity ETF	12,013,070	4,467,246
Xtrackers MSCI Europe Hedged Equity ETF	39,381,416	15,301,946
Xtrackers MSCI Eurozone Hedged Equity ETF	1,504,617	603,038
Xtrackers MSCI Germany Hedged Equity ETF	1,268,173	459,781
Xtrackers MSCI Japan Hedged Equity ETF	10,386,028	5,681,817

For the period ended November 30, 2021, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

	Purchases	Sales
Xtrackers MSCI All World ex US Hedged Equity ETF	$11,807,993	$—
Xtrackers MSCI Emerging Markets Hedged Equity ETF	1,399,256	—
Xtrackers MSCI Europe Hedged Equity ETF	65,588,006	35,349,292
Xtrackers MSCI Germany Hedged Equity ETF	—	1,589,683
Xtrackers MSCI Japan Hedged Equity ETF	2,355,346	6,986,746

5. Fund Share Transactions

As of November 30, 2021, there were unlimited Fund shares, no par value, authorized by the Trust. Fund shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the respective Fund’s Underlying Index and an amount of cash, which under certain circumstances may include cash in lieu of portfolio securities. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

6. Investing in Emerging Markets

The securities of issuers located in emerging markets tend to be more volatile and less liquid than securities of issuers located in more mature economies, and emerging markets generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The securities of issuers located or doing substantial business in emerging markets are often subject to rapid and large changes in price.

Investing in securities of Chinese issuers involves certain risks and considerations not typically associated with investing in securities of U.S. issuers, including, among others; more frequent (and potentially widespread) trading suspensions and government interventions with respect to Chinese issuers, resulting in lack of liquidity and in price volatility; currency revaluations and other currency exchange rate fluctuations or blockage; the nature and extent of intervention by the Chinese government in the Chinese securities markets (including both direct and indirect market stabilization efforts, which may affect valuations of Chinese issuers), whether such intervention will continue and the impact of such intervention or its discontinuation; the risk of nationalization or expropriation of assets; the risk that the Chinese government may decide not to continue to support economic reform programs; limitations on the use of brokers (or action by the Chinese government that discourages brokers from serving international clients); higher rates of inflation; greater political, economic and social uncertainty; higher market volatility caused by any potential regional territorial conflicts or natural disasters; the risk of increased trade tariffs, embargoes and other trade limitations; restrictions on foreign ownership; custody risks associated with investing through Shanghai — Hong Kong and Shenzhen — Hong Kong Stock Connect programs, Renminbi Qualified Foreign Institutional Investor program or other programs to access the Chinese securities markets, both interim and permanent market regulations which may affect the ability of certain stockholders to sell Chinese

104

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

securities when it would otherwise be advisable; and different and less stringent financial reporting standards. In addition, in June 2021, President Biden issued an executive order (“CMIC Order”) prohibiting U.S. persons, including the Funds, from purchasing or selling publicly traded securities (including publicly traded securities that are derivative of, or designed to provide exposure to, such securities) of any Chinese company identified as a “Chinese Military-Industrial Complex Company” (“CMIC”). This prohibition, effective August 2, 2021, expands on similar sanctions imposed by the prior administration on certain designated Chinese military companies (“CCMCs”) that took effect in January 2021. To the extent that any company in an Underlying Index is identified as a CMIC at any time (or was previously designated as a CCMC), it may have material adverse effect on a fund’s ability to track its Underlying Index.

7. Line of Credit

The Trust has entered into a senior unsecured credit facility with a syndication of banks which allows the Xtrackers MSCI All World ex US Hedged Equity ETF, Xtrackers MSCI Emerging Markets Hedged Equity ETF and certain other funds managed by the Advisor to borrow up to $105 million. Each Fund may borrow money under this credit facility to the extent necessary for temporary or emergency purposes, including the funding of shareholder redemption requests, trade settlements, and as necessary to distribute to shareholders any income necessary to maintain each Funds’ status as a regulated investment company. Borrowings are charged an interest rate of 1.25% per annum plus the greater of the Federal Funds Effective Rate or the one-month LIBOR Rate. Each Fund may borrow up to the lesser of 33 percent of its net assets as permitted by the Act or 25 percent of adjusted total net assets. The Funds had no outstanding loans at November 30, 2021.

8. Other — COVID-19 Pandemic

A novel coronavirus known as COVID-19, declared a pandemic by the World Health Organization, has caused significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain interruptions. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to low vaccination rates and/or the lack of effectiveness of current vaccines against new variants. The pandemic has affected and may continue to affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The Funds’ and their investments may be adversely affected by the effects of the COVID-19 pandemic, and the pandemic may result in the Funds and their service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others. Management will continue to monitor the impact COVID-19 has on the Funds and reflect the consequences as appropriate in the Funds’ accounting and financial reporting.

105

DBX ETF Trust

Additional Information (Unaudited)

Proxy Voting Policies and Procedures

The Funds’ policies and procedures for voting proxies for portfolio securities and information about how each Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — www.Xtrackers.com (click on “Resources” and “Proxy Voting” at the top of the page) — or on the SEC’s Web site — www.sec.gov. To obtain a written copy of the Funds’ policies and procedures without charge, upon request, call us toll free at 855-329-3837.

Portfolio Holdings Information

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-PORT. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and are available by calling the Trust at 855-329-3837.

Information about each Fund’s portfolio holdings is available daily at www.Xtrackers.com.

Discount/Premium Information

Information regarding how often shares of each Fund traded on NYSE Arca or Cboe, as applicable, at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.Xtrackers.com.

106

DBX ETF Trust

Privacy Policy Notice (Unaudited)

DBX Advisors LLC (“Advisors”) collects non-public information about you from the following sources: (i) information received from you on applications or other forms; and (ii) information about your transactions with the Advisors, Advisors’ affiliates and third-party service providers and vendors. Advisors does not disclose any non-public personal information about you to anyone, other than as set forth below, as permitted by applicable law and regulation. Advisors may disclose non-public personal information about you to the funds in which you invest, to Advisors’ affiliates, and to non-affiliated companies that work with Advisors to service your account(s), or to provide services or process transactions that you have requested. Advisors may disclose non-public personal information in situations that may include, but are not limited to, in response to legal and/or regulatory inquiries and the proposed or actual sale, assignment merger or other transfer of all or a portion of Advisors’ business to another business entity. Advisors may also disclose non-public personal information about you to parties representing you, such as your investment representative, your accountant, your tax advisor, or to other third parties at your direction/consent. Advisors will not sell, rent, license or trade your personal and financial information to or with third parties for their own direct marketing use unless you give us general or specific consent to do so. If you decide to close your account(s) or become an inactive customer, Advisors will adhere to the privacy policies and practices as described in this notice. Advisors restricts access to your personal and account information to those employees who need to know that information to provide products and services to you. Advisors maintains reasonable and customary physical, electronic and procedural safeguards to guard your non-public personal information.

California residents may go to https://fundsus.dws.com/us/en-us/legal-resources/privacy-policy.html to obtain additional information relating to their rights under California state law.

Advisors reserves the right, at their discretion, to change, modify, add, or remove portions of this Privacy Policy Notice, and any of the policies described herein, at any time. Advisors will indicate any such changes to the Privacy Policy Notice at the privacy link which can be found at www.Xtrackers.com. At all times, you are bound by the then-current version of the Privacy Policy and all applicable laws. Advisors highly recommends that you review this Privacy Policy Notice from time to time to ensure that you are familiar with the most recent version. The examples contained in this Privacy Policy Notice are illustrations; they are not intended to be exclusive.

Rev. 12/2021

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DBX ETF Trust

This report is intended for the shareholders of DBX ETF Trust.

This report must be preceded or accompanied by a prospectus.

Investing involves risk, including the possible loss of principal. Stocks may decline in value. Foreign investing involves greater and different risks than investing in U.S companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The European financial markets have recently experienced volatility and adverse trends in recent years due to concerns about economic downturns or rising government debt levels in several European countries, including Greece, Ireland, Italy, Portugal and Spain. A default or debt restructuring by any European country would adversely impact holders of that country’s debt, and sellers of credit default swaps linked to that country’s creditworthiness (which may be located in countries other than those listed in the previous sentence). These events have adversely affected the exchange rate of the euro, the common currency of certain EU countries, and may continue to significantly affect every country in Europe, including countries that do not use the euro. Italy, Portugal and Spain currently have high levels of debt and public spending, which may stifle economic growth, contribute to prolonged periods of recession or lower sovereign debt ratings and adversely impact investments in the Fund. The Funds’ use of forward currency contracts may not be successful in hedging currency exchange rates changes and could eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar. Funds investing in a single industry, country or in a limited geographic region generally are more volatile than more diversified funds. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. DBGR is non-diversified and can take larger positions in fewer issues, increasing the Fund’s potential risk. Performance of the Funds may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in these Funds should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Funds. Please read the prospectus for more information.

The U.S. government has imposed restrictions on the ability of U.S. investors to hold and/or acquire securities of certain Chinese companies. To the extent that an Underlying Index includes such a security and the Fund excludes it, the Fund’s tracking error may increase and the performance of the Fund and Underlying Index may diverge.

War, terrorism, economic uncertainty, trade disputes, public health crises (including the ongoing pandemic spread of the novel coronavirus) and related geopolitical events could lead to increased market volatility, disruption to U.S. and world economies and markets and may have significant adverse effects on the Funds and their investments.

In June 2016, citizens of the United Kingdom approved a referendum to leave the European Union (EU) and in March 2017, the United Kingdom initiated the formal process of withdrawing from the EU. On January 31, 2020, the United Kingdom officially withdrew from the EU pursuant to a withdrawal agreement, providing for a transition period in which the United Kingdom negotiated and finalized a trade deal with the EU, the EU-UK Trade and Cooperation Agreement provisionally applied effective January 1, 2021. As a result, as of January 1, 2021 the United Kingdom is no longer part of the EU customs union and single market, nor is it subject to EU policies and international agreements. The long-term impact of the United Kingdom’s withdrawal from the EU is still unknown and could have adverse economic and political effects on the United Kingdom, the EU and its member countries, and the global economy, including financial markets and asset valuations.

Shares of the Funds are bought and sold at market price (not NAV) throughout the day on the NYSE Arca, Inc. Transactions in Fund shares may result in brokerage commissions and may generate tax consequences. There can be no assurance that an active trading market for shares of a Fund will develop or be maintained.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. (“ALPS”). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

The Funds or securities referred to herein are not sponsored, endorsed, issued, sold or promoted by MSCI, and MSCI bears no liability with respect to any such Funds or securities or any index on which such Funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with DBX Advisors LLC and any related funds.

Copyright © 2022 DWS Group. All rights reserved. XtrackersTM is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Not FDIC Insured  |  No Bank Guarantee  |  May Lose Value

DBX ETF Trust

Investment advisor DBX Advisors LLC 875 Third Avenue New York, NY 10022	Administrator, custodian, fund accounting agent, lending agent & transfer agent The Bank of New York Mellon 240 Greenwich Street New York, NY 10286	Distributor ALPS Distributors, Inc. 1290 Broadway Suite 1000 Denver, CO 80203

Independent registered public accounting firm Ernst & Young LLP One Manhattan West New York, NY, 10001	Legal counsel Vedder Price P.C. 1633 Broadway New York, NY 10019

R-049077-6 (1/22) DBX005040 (1/23)

November 30, 2021

Semi-Annual Report

DBX ETF Trust

Xtrackers Bloomberg US Investment Grade Corporate ESG ETF (ESCR)

Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF (ESEB)

Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF (ESHY)

Xtrackers Municipal Infrastructure Revenue Bond ETF (RVNU)

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF (HDAW)

Xtrackers MSCI EAFE High Dividend Yield Equity ETF (HDEF)

DBX ETF Trust

To our Shareholders: (Unaudited)

Dear shareholder,

We are pleased to provide this semi-annual report for six of our ETFs tracking the fixed income and equity dividend markets for the period ended November 30, 2021.

The global reopening continued during the reporting period, with trade restrictions being lifted in developed and emerging markets, accelerating the pace of economic recovery compared to expectations, and moving inflation above central bank targets. This led financial markets to price in a faster pace of monetary tightening by most central banks. The U.S. GDP1 growth moderated during the period, mainly due to supply chain disruptions and a decline in spending. The Eurozone witnessed higher-than-expected GDP growth in Q3 2021, led by expansion in France and Italy. However, inflation resulted in a drag in consumer confidence, and the fourth wave of COVID-19 infections depressed market sentiment. China’s economy witnessed a drop in GDP growth as retail sales remained below pre-pandemic levels.

After experiencing high growth in Q2 2021, the U.S. economy moderated in Q3 2021 due to a sharp decline in household spending and as supply bottlenecks caused material shortages. The unemployment rate, however, dropped to its lowest since March 2020 as sectors such as leisure and hospitality, transportation and warehousing saw increased employment. At the November meeting, along with the reappointment of Jerome Powell as Federal Reserve Board (FRB) chair, FRB officials for the first time indicated the withdrawal of monetary stimulus through a gradual reduction in bond purchases. They also indicated the reduction in bond purchases would continue until the liquidation of the program by late spring or early summer of 2022. Expectations of a sooner than expected interest rate increase have pushed the short-term government bond yield higher, leading to a flattening of the yield curve. The U.S. high-yield spreads widened during the period, led by fear of higher inflation, even though corporate default rates were at their lowest since May 2019.

The Eurozone GDP advanced during the period, helped by a gradual reopening of the economy. However, this resulted in inflation rising to its highest level since 2008; it was at its highest in nearly 30 years in Germany. The European Central Bank (ECB) reiterated that the current spike in inflation is transitory and that the very generous monetary policy will be reassessed at some point in the future. The ECB’s green bond issuance to finance climate change-related projects saw good demand. A significant event in emerging markets was the collapse of Chinese real estate giant Evergrande, leading to rising investor concern about cross-defaults. However, the Chinese authorities managed to contain the threat with a hefty stimulus and a trading ban on the company’s bond. The People’s Bank of China, seeking to limit risk taking in the property sector, kept interest rates steady for 19 months in a row. The Bank of Japan, citing lower GDP projections for the year, kept short-term interest rates unchanged. Policymakers in several other countries continued their dovish policies to cushion their respective economies from a further drop owing to the pandemic.

At the start of the reporting period, improving vaccine coverage in many countries diverted investor focus away from the pandemic toward the post-pandemic process of normalization. However, by the end of November, regions such as Europe and Africa were experiencing rising COVID-19 cases along with the threat of new strains or variants. Despite this, economic growth is expected to continue as the markets now focus on central bank action toward a possible tapering. Interest rates, however, are expected to remain low as governments, firms and individuals try to adjust to new issues such as disrupted integrated-circuit supply and high shipping rates.

Our team appreciates your trust and looks forward to serving your investment needs through innovative index-driven strategies.

Sincerely,

/s/ Freddi Klassen

Freddi Klassen

President and Chief Executive Officer

1 The gross domestic product (GDP) is the monetary value of all the finished goods and services produced within a country’s borders in a specific time period.

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

1

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers Bloomberg US Investment Grade Corporate ESG ETF (ESCR)

The Xtrackers Bloomberg US Investment Grade Corporate ESG ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the Bloomberg MSCI US Corporate Sustainability SRI Sector/Credit/Maturity Neutral Index (the “Underlying Index”). The Underlying Index is designed to apply environmental, social and governance (“ESG”) considerations to a broader parent index. The Underlying Index generally aims to keep the broad characteristics of its parent index, the Bloomberg US Corporate Index (an investment grade corporate bond universe), resulting in a broad investment grade fixed income market exposure with ESG aspects. On August 24, 2021 the Xtrackers Bloomberg Barclays US Investment Grade Corporate ESG ETF name changed to Xtrackers Bloomberg US Investment Grade Corporate ESG ETF. At that time, the Underlying Index was renamed from the Bloomberg Barclays MSCI US Corporate Sustainability SRI Sector/Credit/Maturity Neutral Index. The name changes had no impact on the Fund’s investment objective, policies, or investment strategy. It is not possible to invest directly into an index.

Quality* as of November 30, 2021

Description	% of Market Value
AAA	2.0%
AA	16.0%
A	43.8%
BBB	38.2%

Total	100.0%

The quality ratings represents the average of Moody’s Investor Services, Inc. (“Moody’s”), S&P Global Ratings (S&P) or Fitch Ratings Inc. (Fitch) credit ratings. The ratings of Moody’s, S&P and Fitch represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner and is measured on a scale that ranges from AAA (highest) to D (lowest). Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Country Diversification* as of November 30, 2021

United States	88.4%
Canada	3.5%
United Kingdom	3.3%
Other	4.8%

Total	100.0%

Sector Diversification* as of November 30, 2021

Financial	32.6%
Consumer, Non-cyclical	17.7%
Technology	11.1%
Communications	8.6%
Utilities	8.3%
Industrial	7.8%
Consumer, Cyclical	6.4%
Energy	5.0%
Basic Materials	2.5%

Total	100.0%

Modified duration to worst as of November 30, 2021: 8.7 years Modified duration to worst is the measure of sensitivity of the price of a bond to a change in interest rates, assuming worst case scenario.

* As a percent of total investments excluding securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 9.

2

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF (ESEB)

The Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the J.P. Morgan ESG EMBI Global Diversified Sovereign Index (the “Underlying Index”). The Underlying Index is designed to apply environmental, social and governance (“ESG”) considerations to a broader parent index. The Underlying Index generally aims to keep the broad characteristics of its parent index, the J.P. Morgan EMBI Global Diversified Sovereign Index, resulting in a broad emerging markets sovereign debt market exposure with ESG aspects. It is not possible to invest directly into an index.

Quality* as of November 30, 2021

Description	% of Market Value
AA	8.1%
A	10.0%
BBB	37.6%
BB	22.3%
B	18.5%
CCC	3.0%
CC	0.5%

Total	100.0%

The quality ratings represents the average of Moody’s Investor Services, Inc. (“Moody’s”), S&P Global Ratings (S&P) or Fitch Ratings Inc. (Fitch) credit ratings. The ratings of Moody’s, S&P and Fitch represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner and is measured on a scale that ranges from AAA (highest) to D (lowest). Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Country Diversification* as of November 30, 2021

Indonesia	4.9%
Saudi Arabia	4.8%
Uruguay	4.7%
Qatar	4.2%
Panama	4.1%
Russia	4.0%
Philippines	3.7%
Dominican Republic	3.5%
Ukraine	3.4%
Peru	3.2%
Brazil	3.2%
Mexico	3.1%
United Arab Emirates	3.1%
Turkey	3.1%
Colombia	3.0%
Oman	2.8%
Ghana	2.5%
Chile	2.5%
Bahrain	2.1%
Egypt	2.0%
Hungary	2.0%
Other	30.1%

Total	100.0%

Modified duration to worst as of November 30, 2021: 8.2 years Modified duration to worst is the measure of sensitivity of the price of a bond to a change in interest rates, assuming worst case scenario.

*As a percentage of total investments excluding securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 21.

3

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF (ESHY)

The Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the J.P. Morgan ESG DM Corporate High Yield USD Index (the “Underlying Index”). The Underlying Index is designed to apply environmental, social and governance (“ESG”) considerations to a broader parent index. The Underlying Index generally aims to keep the broad characteristics of its parent index, the J.P. Morgan DM High Yield USD Index (a USD denominated high yield corporate bond index of developed market issuers), resulting in a broad high yield fixed income market expo-sure with ESG aspects. It is not possible to invest directly into an index.

Quality* as of November 30, 2021

Description	% of Market Value
BBB	9.1%
BB	55.0%
B	26.5%
CCC	9.3%
CC	0.1%

100.0%

The quality ratings represents the average of Moody’s Investor Services, Inc. (“Moody’s”), S&P Global Ratings (S&P) or Fitch Ratings Inc. (Fitch) credit ratings. The ratings of Moody’s, S&P and Fitch represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner and is measured on a scale that ranges from AAA (highest) to D (lowest). Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Country Diversification* as of November 30, 2021

United States	87.0%
Canada	3.6%
Other	9.4%

Total	100.0%

Sector Diversification* as of November 30, 2021

Consumer, Cyclical	19.8%
Communications	17.0%
Consumer, Non-cyclical	15.8%
Energy	13.6%
Financial	12.7%
Industrial	10.0%
Basic Materials	5.7%
Technology	3.8%
Utilities	1.5%
Diversified	0.1%

Total	100.0%

Modified duration to worst as of November 30, 2021: 4.0 years Modified duration to worst is the measure of sensitivity of the price of a bond to a change in interest rates, assuming worst case scenario.

* As a percent of total investments excluding securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 26.

4

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers Municipal Infrastructure Revenue Bond ETF (RVNU)

The Xtrackers Municipal Infrastructure Revenue Bond ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive Municipal Infrastructure Revenue Bond Index (the “Underlying Index”). The Underlying Index is designed to track the performance of the U.S. long-term tax exempt bond market, consisting of infrastructure revenue bonds. It is not possible to invest directly into an index.

Quality* as of November 30, 2021

Description	% of Market Value
AAA	4.9%
AA	47.6%
A	43.7%
BBB	3.8%

Total	100.0%

The quality ratings represents the higher of Moody’s Investor Services, Inc. (“Moody’s”) or S&P Global Ratings (S&P) credit ratings. The ratings of Moody’s and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner and is measured on a scale that ranges from AAA (highest) to D (lowest). Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Sector Diversification* as of November 30, 2021

Transportation	34.1%
Airport	27.2%
Water	19.8%
Power	8.2%
General	6.6%
Development	2.4%
Utilities	1.7%

Total	100.0%

Modified duration to worst as of November 30, 2021: 6.2 years Modified duration to worst is the measure of sensitivity of the price of a bond to a change in interest rates, assuming worst case scenario.

* As a percent of total investments.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 41.

5

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF (HDAW)

The Xtrackers MSCI All World ex US High Dividend Yield Equity ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI ACWI ex USA High Dividend Yield Index (the “Underlying Index”). The Underlying Index is designed to reflect the performance of equities (excluding real estate investment trusts (“REITs”)) in developed and emerging stock markets (excluding the United States) in its parent index, the MSCI ACWI ex US Index, with higher dividend income and quality characteristics than average dividend yields of equities in the parent index, where such higher dividend income and quality characteristics are both sustainable and persistent. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of November 30, 2021 (25.8% of Net Assets)

Description	% of Net Assets
Roche Holding AG (Switzerland)	4.9%
Novartis AG (Switzerland)	4.1%
Unilever PLC (United Kingdom)	3.1%
Sanofi (France)	2.5%
GlaxoSmithKline PLC (United Kingdom)	2.4%
Allianz SE (Germany)	2.1%
BHP Group Ltd. (Australia)	1.9%
British American Tobacco PLC (United Kingdom)	1.7%
Rio Tinto PLC (United Kingdom)	1.6%
Iberdrola SA (Spain)	1.5%

Country Diversification* as of November 30, 2021

United Kingdom	14.4%
Switzerland	13.5%
Japan	11.4%
Australia	6.7%
Taiwan	6.6%
China	5.6%
France	4.9%
Canada	4.6%
Germany	3.9%
Hong Kong	3.9%
Italy	2.5%
Russia	2.4%
Brazil	2.1%
Other	17.5%

Total	100.0%

Sector Diversification* as of November 30, 2021

Financials	22.8%
Materials	17.0%
Health Care	14.5%
Consumer Staples	10.8%
Utilities	7.8%
Communication Services	7.9%
Industrials	5.1%
Information Technology	4.6%
Consumer Discretionary	4.3%
Real Estate	2.8%
Energy	2.4%

Total	100.0%

* As a percent of total investments excluding exchange-traded funds and securities lending collateral.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 49.

6

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers MSCI EAFE High Dividend Yield Equity ETF (HDEF)

The Xtrackers MSCI EAFE High Dividend Yield Equity ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI EAFE High Dividend Yield Index (the “Underlying Index”). The Underlying Index is designed to reflect the performance of equities (excluding real estate investment trusts (“REITs”)) in its parent index, the MSCI EAFE Index, with higher dividend income and quality characteristics than average dividend yields of equities in the parent index, where such higher dividend income and quality characteristics are both sustainable and persistent. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of November 30, 2021 (37.5% of Net Assets)

Description	% of Net Assets
Unilever PLC (United Kingdom)	5.1%
Roche Holding AG (Switzerland)	5.0%
Novartis AG (Switzerland)	5.0%
Sanofi (France)	4.1%
GlaxoSmithKline PLC (United Kingdom)	3.9%
Allianz SE (Germany)	3.4%
BHP Group Ltd. (Australia)	3.2%
British American Tobacco PLC (United Kingdom)	2.8%
Rio Tinto PLC (United Kingdom)	2.6%
Iberdrola SA (Spain)	2.4%

Country Diversification* as of November 30, 2021

United Kingdom	22.5%
Japan	17.8%
Switzerland	16.3%
Australia	8.0%
France	7.9%
Germany	6.3%
Hong Kong	4.1%
Italy	4.1%
Spain	3.3%
Singapore	2.6%
Other	7.1%

Total	100.0%

Sector Diversification* as of November 30, 2021

Financials	18.9%
Health Care	18.3%
Materials	15.6%
Consumer Staples	14.5%
Utilities	9.9%
Communication Services	8.2%
Industrials	5.9%
Consumer Discretionary	5.7%
Real Estate	2.1%
Energy	0.7%
Information Technology	0.2%

Total	100.0%

* As a percent of total investments excluding securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 56.

7

DBX ETF Trust

Fees and Expenses (Unaudited)

As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares, and (2) ongoing costs, including unitary advisory fees and other Fund expenses. In the most recent six-month period the Funds, except for Xtrackers Municipal Infrastructure Revenue Bond ETF, limited these expenses; had they not done so, expenses would have been higher. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples in the tables are based on an investment of $1,000 invested at the beginning of the six month period and held for the entire period (June 1, 2021 to November 30, 2021).

Actual expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses (which is not the Funds’ actual return). The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5%hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value June 1, 2021	Ending Account Value November 30, 2021	Annualized Expense Ratio	Expenses Paid During the Period Per $1,000(1)
Xtrackers Bloomberg US Investment Grade Corporate ESG ETF
Actual	$1,000.00	$1,018.70	0.15%	$0.76
Hypothetical (5% return before expenses)	$1,000.00	$1,024.32	0.15%	$0.76
Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF
Actual	$1,000.00	$977.70	0.35%	$1.74
Hypothetical (5% return before expenses)	$1,000.00	$1,023.31	0.35%	$1.78
Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF
Actual	$1,000.00	$1,007.80	0.20%	$1.01
Hypothetical (5% return before expenses)	$1,000.00	$1,024.07	0.20%	$1.01
Xtrackers Municipal Infrastructure Revenue Bond ETF
Actual	$1,000.00	$1,009.20	0.15%	$0.76
Hypothetical (5% return before expenses)	$1,000.00	$1,024.32	0.15%	$0.76
Xtrackers MSCI All World ex US High Dividend Yield Equity ETF
Actual	$1,000.00	$926.20	0.20%	$0.97
Hypothetical (5% return before expenses)	$1,000.00	$1,024.07	0.20%	$1.01
Xtrackers MSCI EAFE High Dividend Yield Equity ETF
Actual	$1,000.00	$922.30	0.20%	$0.96
Hypothetical (5% return before expenses)	$1,000.00	$1,024.07	0.20%	$1.01

(1) Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183 (the number of days in the most recent six-month period), then divided by 365.

8

DBX ETF Trust

Schedule of Investments

Xtrackers Bloomberg US Investment Grade Corporate ESG ETF

November 30, 2021 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS — 99.0%
Basic Materials — 2.5%
Chemicals — 1.9%
Air Products and Chemicals, Inc., 2.80%, 5/15/50	$4,000	$4,144
Dow Chemical Co. 7.375%, 11/1/29	10,000	13,492
2.10%, 11/15/30	10,000	9,854
3.60%, 11/15/50	5,000	5,490
DuPont de Nemours, Inc. 4.205%, 11/15/23	10,000	10,576
5.419%, 11/15/48	8,000	11,268
Ecolab, Inc., 2.70%, 11/1/26	15,000	15,757
Linde, Inc., 2.00%, 8/10/50	5,000	4,496
LYB International Finance III LLC 3.375%, 5/1/30	8,000	8,714
2.25%, 10/1/30	10,000	10,016
LyondellBasell Industries NV, 4.625%, 2/26/55	8,000	9,973
Nutrien Ltd. 2.95%, 5/13/30	10,000	10,537
5.00%, 4/1/49	6,000	8,097
PPG Industries, Inc., 1.20%, 3/15/26	6,000	5,879
Sherwin-Williams Co., 4.50%, 6/1/47	13,000	16,311

(Cost $136,351)		144,604

Forest Products & Paper — 0.1%
International Paper Co., 4.80%, 6/15/44
(Cost $8,658)	8,000	10,245

Iron/Steel — 0.2%
Steel Dynamics, Inc. 2.80%, 12/15/24	2,000	2,079
3.25%, 1/15/31	12,000	12,657

(Cost $14,794)		14,736

Mining — 0.3%
Newmont Corp. 2.25%, 10/1/30	10,000	9,785
4.875%, 3/15/42	5,000	6,287
Rio Tinto Finance USA Ltd., 2.75%, 11/2/51	5,000	4,996

(Cost $19,802)		21,068

Communications — 8.5%
Advertising — 0.1%
Interpublic Group of Cos., Inc., 2.40%, 3/1/31
(Cost $5,113)	5,000	5,027

Internet — 1.9%
Alphabet, Inc. 1.998%, 8/15/26	22,000	22,664
2.05%, 8/15/50	5,000	4,541
2.25%, 8/15/60	5,000	4,567

	Principal Amount	Value
Internet (Continued)
Amazon.com, Inc. 5.20%, 12/3/25	$13,000	$14,861
1.00%, 5/12/26	10,000	9,889
1.65%, 5/12/28	5,000	4,974
1.50%, 6/3/30	12,000	11,599
2.10%, 5/12/31	10,000	10,072
3.10%, 5/12/51	10,000	10,839
4.25%, 8/22/57	13,000	16,933
3.25%, 5/12/61	10,000	11,041
Booking Holdings, Inc., 3.60%, 6/1/26	8,000	8,647
eBay, Inc. 1.90%, 3/11/25	5,000	5,070
4.00%, 7/15/42	7,000	7,995

(Cost $144,289)		143,692

Media — 1.8%
Discovery Communications LLC 3.45%, 3/15/25	10,000	10,576
5.20%, 9/20/47	5,000	6,308
4.65%, 5/15/50	5,000	5,933
4.00%, 9/15/55	6,000	6,428
TWDC Enterprises 18 Corp.,MTN, 2.95%, 6/15/27 (a)	13,000	13,920
ViacomCBS, Inc. 4.95%, 1/15/31	16,000	18,993
4.95%, 5/19/50 (a)	7,000	8,862
Walt Disney Co. 1.75%, 8/30/24	4,000	4,060
3.70%, 3/23/27	11,000	12,076
2.65%, 1/13/31	20,000	20,811
2.75%, 9/1/49	8,000	7,857
4.70%, 3/23/50	10,000	13,421
3.60%, 1/13/51	5,000	5,740
3.80%, 5/13/60	7,000	8,324

(Cost $137,157)		143,309

Telecommunications — 4.7%
Bell Telephone Co. of Canada or Bell Canada,Series US-4, 3.65%, 3/17/51	3,000	3,368
British Telecommunications PLC, 5.125%, 12/4/28	10,000	11,359
Cisco Systems, Inc. 2.60%, 2/28/23	10,000	10,257
2.20%, 9/20/23	5,000	5,130
5.50%, 1/15/40	7,000	9,865
Corning, Inc. 5.35%, 11/15/48	4,000	5,581
4.375%, 11/15/57	3,000	3,702
Deutsche Telekom International Finance BV, 8.75%, 6/15/30	10,000	14,647
Motorola Solutions, Inc., 2.30%, 11/15/30	10,000	9,773
Orange SA, 5.50%, 2/6/44	6,000	8,274

See Notes to Financial Statements.	9

DBX ETF Trust

Schedule of Investments

Xtrackers Bloomberg US Investment Grade Corporate ESG ETF (Continued)

November 30, 2021 (Unaudited)

	Principal Amount	Value
Telecommunications (Continued)
Rogers Communications, Inc. 4.50%, 3/15/43	$8,000	$9,265
4.30%, 2/15/48	2,000	2,293
3.70%, 11/15/49	5,000	5,274
Telefonica Europe BV, 8.25%, 9/15/30	25,000	35,667
TELUS Corp., 3.70%, 9/15/27	10,000	10,934
Verizon Communications, Inc. 3.376%, 2/15/25	5,000	5,312
4.016%, 12/3/29	8,000	8,968
2.55%, 3/21/31	11,000	11,122
144A, 2.355%, 3/15/32	20,000	19,788
4.40%, 11/1/34	25,000	29,326
4.272%, 1/15/36	17,000	20,069
4.812%, 3/15/39	20,000	25,131
2.875%, 11/20/50	15,000	14,578
3.55%, 3/22/51	5,000	5,485
2.987%, 10/30/56	9,000	8,724
3.00%, 11/20/60	10,000	9,670
3.70%, 3/22/61	12,000	13,282
Vodafone Group PLC 4.125%, 5/30/25	15,000	16,332
4.375%, 2/19/43	16,000	18,772
5.25%, 5/30/48	6,000	7,824
4.25%, 9/17/50	5,000	5,787

(Cost $338,159)		365,559

Consumer, Cyclical — 6.4%
Apparel — 0.3%
NIKE, Inc. 2.75%, 3/27/27	8,000	8,478
3.625%, 5/1/43	11,000	12,736
VF Corp., 2.40%, 4/23/25	5,000	5,157

(Cost $25,565)		26,371

Auto Manufacturers — 1.2%
American Honda Finance Corp., MTN, 2.15%, 9/10/24	35,000	35,960
Cummins, Inc., 1.50%, 9/1/30	11,000	10,476
PACCAR Financial Corp., MTN, 1.90%, 2/7/23	5,000	5,077
Toyota Motor Credit Corp. GMTN, 3.45%, 9/20/23	10,000	10,485
3.65%, 1/8/29	20,000	22,399
1.90%, 9/12/31	7,000	6,898

(Cost $89,923)		91,295

Auto Parts & Equipment — 0.1%
Lear Corp., 3.50%, 5/30/30
(Cost $10,679)	10,000	10,677

Home Builders — 0.2%
D.R. Horton, Inc., 5.75%, 8/15/23	8,000	8,554

	Principal Amount	Value
Home Builders (Continued)
MDC Holdings, Inc., 3.966%, 8/6/61	$2,000	$1,966
NVR, Inc., 3.00%, 5/15/30	5,000	5,212

(Cost $15,945)		15,732

Home Furnishings — 0.1%
Whirlpool Corp., 2.40%, 5/15/31
(Cost $6,018)	6,000	6,023

Leisure Time — 0.1%
Harley-Davidson, Inc., 3.50%, 7/28/25
(Cost $5,291)	5,000	5,300

Office Furnishings — 0.1%
Steelcase, Inc., 5.125%, 1/18/29
(Cost $5,327)	5,000	5,686

Retail — 4.2%
AutoNation, Inc., 3.50%, 11/15/24	5,000	5,269
Costco Wholesale Corp., 1.75%, 4/20/32	10,000	9,762
Darden Restaurants, Inc., 3.85%, 5/1/27	3,000	3,249
Dollar General Corp., 3.875%, 4/15/27	8,000	8,819
Dollar Tree, Inc., 4.00%, 5/15/25	5,000	5,393
Home Depot, Inc. 3.75%, 2/15/24	10,000	10,563
3.00%, 4/1/26	8,000	8,521
2.70%, 4/15/30	28,000	29,380
3.90%, 6/15/47	2,000	2,404
4.50%, 12/6/48	5,000	6,558
2.375%, 3/15/51	5,000	4,666
2.75%, 9/15/51	5,000	5,051
3.50%, 9/15/56	10,000	11,459
Lowe’s Cos., Inc. 3.65%, 4/5/29	14,000	15,437
2.625%, 4/1/31	15,000	15,348
4.375%, 9/15/45	6,000	7,340
4.55%, 4/5/49	4,000	5,121
3.00%, 10/15/50	5,000	5,044
McDonald’s Corp. MTN, 1.45%, 9/1/25	10,000	10,046
MTN, 2.125%, 3/1/30	21,000	21,012
MTN, 4.45%, 9/1/48	5,000	6,226
MTN, 3.625%, 9/1/49	10,000	11,179
Starbucks Corp. 3.85%, 10/1/23	10,000	10,478
4.00%, 11/15/28	2,000	2,252
2.55%, 11/15/30	2,000	2,040
4.50%, 11/15/48	5,000	6,274
3.50%, 11/15/50 (a)	5,000	5,439
Target Corp. 2.50%, 4/15/26	7,000	7,349

See Notes to Financial Statements.	10

DBX ETF Trust

Schedule of Investments

Xtrackers Bloomberg US Investment Grade Corporate ESG ETF (Continued)

November 30, 2021 (Unaudited)

	Principal Amount	Value
Retail (Continued)
4.00%, 7/1/42	$6,000	$7,444
TJX Cos., Inc., 2.25%, 9/15/26	8,000	8,268
Walgreens Boots Alliance, Inc. 3.80%, 11/18/24	5,000	5,311
4.10%, 4/15/50 (a)	5,000	5,677
Walmart, Inc. 2.85%, 7/8/24	10,000	10,492
1.05%, 9/17/26	15,000	14,836
1.50%, 9/22/28	5,000	4,957
1.80%, 9/22/31	16,000	15,825
2.65%, 9/22/51	10,000	10,348

(Cost $314,320)		324,837

Toys/Games/Hobbies — 0.1%
Hasbro, Inc., 3.90%, 11/19/29
(Cost $6,071)	6,000	6,608

Consumer, Non-cyclical — 17.5%
Agriculture — 0.2%
Archer-Daniels-Midland Co., 4.50%, 3/15/49	8,000	10,736
Bunge Ltd. Finance Corp., 2.75%, 5/14/31	4,000	4,042

(Cost $14,132)		14,778

Beverages — 1.9%
Coca-Cola Co. 3.45%, 3/25/30	25,000	27,686
4.20%, 3/25/50	10,000	12,954
Fomento Economico Mexicano SAB de CV, 3.50%, 1/16/50	10,000	10,738
Keurig Dr Pepper, Inc. 2.55%, 9/15/26	30,000	31,109
4.597%, 5/25/28	5,000	5,718
PepsiCo, Inc. 0.40%, 10/7/23	12,000	11,947
2.75%, 3/19/30	21,000	22,220
1.95%, 10/21/31	10,000	9,947
2.75%, 10/21/51	10,000	10,381

(Cost $140,873)		142,700

Biotechnology — 1.8%
Amgen, Inc. 3.625%, 5/22/24	10,000	10,559
4.40%, 5/1/45	25,000	30,041
3.375%, 2/21/50	5,000	5,236
4.663%, 6/15/51	4,000	5,142
3.00%, 1/15/52	3,000	2,937
2.77%, 9/1/53	5,000	4,734
Baxalta, Inc., 5.25%, 6/23/45	10,000	13,492
Biogen, Inc. 4.05%, 9/15/25	10,000	10,882
144A, 3.25%, 2/15/51	5,000	4,993
Gilead Sciences, Inc. 2.95%, 3/1/27	15,000	15,815

	Principal Amount	Value
Biotechnology (Continued)
1.65%, 10/1/30 (a)	$2,000	$1,911
4.00%, 9/1/36	9,000	10,340
4.75%, 3/1/46	5,000	6,351
4.15%, 3/1/47	6,000	7,116
2.80%, 10/1/50	8,000	7,788

(Cost $131,202)		137,337

Commercial Services — 0.6%
Equifax, Inc., 2.60%, 12/15/25	8,000	8,297
Moody’s Corp., 5.25%, 7/15/44	6,000	8,214
PayPal Holdings, Inc. 2.85%, 10/1/29	5,000	5,272
3.25%, 6/1/50	5,000	5,419
Quanta Services, Inc., 2.90%, 10/1/30	5,000	5,145
RELX Capital, Inc., 4.00%, 3/18/29	5,000	5,558
S&P Global, Inc., 2.30%, 8/15/60	5,000	4,442
Verisk Analytics, Inc., 3.625%, 5/15/50	5,000	5,523

(Cost $47,339)		47,870

Cosmetics/Personal Care — 0.7%
Colgate-Palmolive Co., MTN, 4.00%, 8/15/45	3,000	3,852
Estee Lauder Cos., Inc., 2.00%, 12/1/24	20,000	20,533
Procter & Gamble Co. 2.85%, 8/11/27	11,000	11,734
3.60%, 3/25/50	5,000	6,332
Unilever Capital Corp. 1.75%, 8/12/31	10,000	9,764
Series 30Y, 2.625%, 8/12/51	5,000	5,060

(Cost $55,613)		57,275

Food — 1.8%
Campbell Soup Co., 4.15%, 3/15/28	5,000	5,569
Conagra Brands, Inc. 4.30%, 5/1/24	7,000	7,486
5.40%, 11/1/48 (a)	5,000	6,817
General Mills, Inc. 3.20%, 2/10/27	6,000	6,401
144A, 3.00%, 2/1/51	10,000	10,272
Hershey Co., 2.65%, 6/1/50	4,000	4,102
J M Smucker Co., 2.125%, 3/15/32	10,000	9,685
Kellogg Co., 2.10%, 6/1/30	5,000	4,927
Kroger Co. 4.50%, 1/15/29 (a)	12,000	13,894
4.45%, 2/1/47	3,000	3,662
3.95%, 1/15/50	3,000	3,480

See Notes to Financial Statements.	11

DBX ETF Trust

Schedule of Investments

Xtrackers Bloomberg US Investment Grade Corporate ESG ETF (Continued)

November 30, 2021 (Unaudited)

	Principal Amount	Value
Food (Continued)
McCormick & Co., Inc., 3.40%, 8/15/27	$5,000	$5,375
Mondelez International, Inc., 2.75%, 4/13/30	10,000	10,394
Sysco Corp. 3.75%, 10/1/25	5,000	5,379
3.25%, 7/15/27	17,000	18,074
6.60%, 4/1/50	5,000	7,899
Tyson Foods, Inc., 4.55%, 6/2/47	10,000	12,595

(Cost $127,882)		136,011

Healthcare-Products — 0.7%
Baxter International, Inc., 2.60%, 8/15/26	7,000	7,265
Danaher Corp., 2.60%, 10/1/50	5,000	4,896
DH Europe Finance II SARL, 2.60%, 11/15/29	5,000	5,190
PerkinElmer, Inc., 3.625%, 3/15/51	5,000	5,518
Thermo Fisher Scientific, Inc. 0.797%, 10/18/23	15,000	14,970
4.497%, 3/25/30	3,000	3,580
2.00%, 10/15/31	4,000	3,920
4.10%, 8/15/47	5,000	6,305

(Cost $51,762)		51,644

Healthcare-Services — 1.4%
Aetna, Inc., 3.875%, 8/15/47	5,000	5,688
Anthem, Inc. 1.50%, 3/15/26	20,000	19,880
2.25%, 5/15/30	10,000	9,984
3.125%, 5/15/50	12,000	12,392
HCA, Inc. 4.75%, 5/1/23	15,000	15,784
4.125%, 6/15/29	2,000	2,203
5.50%, 6/15/47	7,000	9,222
5.25%, 6/15/49	3,000	3,871
Humana, Inc., 3.125%, 8/15/29	13,000	13,675
Laboratory Corp. of America Holdings, 3.60%, 2/1/25	10,000	10,608
Quest Diagnostics, Inc. 2.95%, 6/30/30	5,000	5,220
2.80%, 6/30/31	3,000	3,099

(Cost $107,041)		111,626

Household Products/Wares — 0.3%
Clorox Co., 3.50%, 12/15/24	13,000	13,845
Kimberly-Clark Corp. 2.75%, 2/15/26	5,000	5,303
2.875%, 2/7/50	7,000	7,337

(Cost $26,223)		26,485

	Principal Amount	Value
Pharmaceuticals — 8.1%
AbbVie, Inc. 3.80%, 3/15/25	$20,000	$21,397
3.60%, 5/14/25	25,000	26,646
4.25%, 11/14/28	12,000	13,523
4.70%, 5/14/45	17,000	21,219
4.45%, 5/14/46	11,000	13,387
4.875%, 11/14/48	3,000	3,908
4.25%, 11/21/49	12,000	14,473
AmerisourceBergen Corp., 4.30%, 12/15/47	6,000	7,098
Astrazeneca Finance LLC, 0.70%, 5/28/24	12,000	11,889
AstraZeneca PLC 1.375%, 8/6/30	5,000	4,714
6.45%, 9/15/37	10,000	14,845
4.375%, 11/16/45	4,000	5,162
3.00%, 5/28/51	3,000	3,188
Becton Dickinson and Co., 4.669%, 6/6/47	10,000	12,720
Bristol-Myers Squibb Co. 0.75%, 11/13/25	5,000	4,880
3.40%, 7/26/29	22,000	24,103
1.45%, 11/13/30	20,000	19,054
4.25%, 10/26/49	18,000	22,524
Cardinal Health, Inc., 3.41%, 6/15/27	13,000	13,960
Cigna Corp. 3.75%, 7/15/23	6,000	6,263
4.375%, 10/15/28	26,000	29,518
4.80%, 7/15/46	10,000	12,696
4.90%, 12/15/48	4,000	5,196
3.40%, 3/15/51	8,000	8,486
CVS Health Corp. 3.875%, 7/20/25	27,000	29,114
4.30%, 3/25/28	3,000	3,378
3.25%, 8/15/29	19,000	20,227
4.78%, 3/25/38	10,000	12,230
5.125%, 7/20/45	13,000	17,097
5.05%, 3/25/48	8,000	10,594
4.25%, 4/1/50	10,000	12,198
Eli Lilly & Co. 2.75%, 6/1/25	5,000	5,252
3.95%, 3/15/49	5,000	6,273
2.25%, 5/15/50	5,000	4,665
GlaxoSmithKline Capital PLC, 3.375%, 6/1/29	12,000	13,137
GlaxoSmithKline Capital, Inc. 2.80%, 3/18/23	10,000	10,267
3.875%, 5/15/28	5,000	5,623
Johnson & Johnson 2.05%, 3/1/23	15,000	15,236
5.95%, 8/15/37	10,000	14,519
3.70%, 3/1/46	11,000	13,180
3.50%, 1/15/48	3,000	3,519
2.45%, 9/1/60	5,000	4,814
McKesson Corp., 1.30%, 8/15/26	5,000	4,895

See Notes to Financial Statements.	12

DBX ETF Trust

Schedule of Investments

Xtrackers Bloomberg US Investment Grade Corporate ESG ETF (Continued)

November 30, 2021 (Unaudited)

	Principal Amount	Value
Pharmaceuticals (Continued)
Merck & Co., Inc. 2.80%, 5/18/23	$20,000	$20,636
4.15%, 5/18/43	5,000	6,089
3.70%, 2/10/45	8,000	9,299
4.00%, 3/7/49	3,000	3,710
Novartis Capital Corp. 2.00%, 2/14/27	15,000	15,251
2.75%, 8/14/50	10,000	10,270
Sanofi, 3.625%, 6/19/28	3,000	3,395
Shire Acquisitions Investments Ireland DAC, 2.875%, 9/23/23	20,000	20,639
Zoetis, Inc. 2.00%, 5/15/30	3,000	2,948
4.70%, 2/1/43	2,000	2,565
4.45%, 8/20/48	3,000	3,900

(Cost $597,335)		625,769

Energy — 4.9%
Oil & Gas — 0.8%
Marathon Petroleum Corp. 3.80%, 4/1/28	10,000	10,759
4.50%, 4/1/48	6,000	6,900
Phillips 66 2.15%, 12/15/30	5,000	4,803
5.875%, 5/1/42	5,000	6,803
4.875%, 11/15/44	3,000	3,739
Valero Energy Corp. 2.85%, 4/15/25	5,000	5,206
3.40%, 9/15/26	15,000	15,910
2.15%, 9/15/27	4,000	3,991
3.65%, 12/1/51	5,000	4,917

(Cost $60,975)		63,028

Oil & Gas Services — 0.5%
Baker Hughes Holdings LLC / Baker Hughes Co.-Obligor, Inc., 4.08%, 12/15/47	6,000	6,746
Halliburton Co. 3.80%, 11/15/25	1,000	1,082
2.92%, 3/1/30 (a)	28,000	28,669
NOV, Inc., 3.95%, 12/1/42	2,000	1,973

(Cost $32,872)		38,470

Pipelines — 3.6%
Boardwalk Pipelines LP, 3.40%, 2/15/31	5,000	5,180
Cheniere Corpus Christi Holdings LLC, 5.125%, 6/30/27	10,000	11,337
Enbridge, Inc. 3.70%, 7/15/27	25,000	26,987
3.40%, 8/1/51	5,000	5,131
Enterprise Products Operating LLC 3.95%, 2/15/27	12,000	13,107
2.80%, 1/31/30	20,000	20,693
3.30%, 2/15/53	25,000	25,033

	Principal Amount	Value
Pipelines (Continued)
MPLX LP 1.75%, 3/1/26	$15,000	$14,849
2.65%, 8/15/30	15,000	14,848
4.90%, 4/15/58	8,000	9,362
ONEOK, Inc. 2.75%, 9/1/24	20,000	20,691
4.35%, 3/15/29	10,000	10,996
5.20%, 7/15/48	5,000	6,053
Sabine Pass Liquefaction LLC 5.00%, 3/15/27	10,000	11,264
4.50%, 5/15/30	5,000	5,672
TransCanada PipeLines Ltd.
4.10%, 4/15/30	2,000	2,225
2.50%, 10/12/31	10,000	9,861
7.625%, 1/15/39	13,000	20,225
4.875%, 5/15/48	3,000	3,828
Transcontinental Gas Pipe Line Co. LLC, 4.60%, 3/15/48	10,000	12,227
Williams Cos., Inc. 4.00%, 9/15/25	1,000	1,080
3.50%, 11/15/30	5,000	5,323
2.60%, 3/15/31	22,000	21,820

(Cost $266,952)		277,792

Financial — 32.3%
Banks — 21.7%
Banco Santander SA, 2.958%, 3/25/31	20,000	20,353
Bank of America Corp. 3.004%, 12/20/23	120,000	122,742
MTN, 1.898%, 7/23/31	15,000	14,359
Series N, 2.651%, 3/11/32	10,000	10,116
2.687%, 4/22/32	30,000	30,436
2.299%, 7/21/32	10,000	9,824
MTN, 4.33%, 3/15/50	8,000	10,050
MTN, 4.083%, 3/20/51	10,000	12,228
MTN, 2.831%, 10/24/51	10,000	9,961
Series N, 3.483%, 3/13/52	18,000	20,109
2.972%, 7/21/52	10,000	10,203
Bank of Montreal, MTN, 1.25%, 9/15/26	15,000	14,708
Bank of New York Mellon Corp. MTN, 2.20%, 8/16/23	5,000	5,119
MTN, 3.95%, 11/18/25	30,000	32,937
Bank of Nova Scotia 3.40%, 2/11/24	25,000	26,297
4.50%, 12/16/25	5,000	5,543
Barclays PLC, 2.667%, 3/10/32	40,000	39,663
Citigroup, Inc. 3.875%, 3/26/25	5,000	5,354
3.30%, 4/27/25	5,000	5,317
4.40%, 6/10/25	10,000	10,879
4.45%, 9/29/27	35,000	39,048
4.125%, 7/25/28	20,000	21,991
2.976%, 11/5/30	5,000	5,213
2.666%, 1/29/31	20,000	20,366

See Notes to Financial Statements.	13

DBX ETF Trust

Schedule of Investments

Xtrackers Bloomberg US Investment Grade Corporate ESG ETF (Continued)

November 30, 2021 (Unaudited)

	Principal Amount	Value
Banks (Continued)
2.572%, 6/3/31	$20,000	$20,145
2.561%, 5/1/32	5,000	5,039
4.75%, 5/18/46	5,000	6,320
4.65%, 7/23/48	5,000	6,604
Citizens Bank NA/Providence RI, 3.70%, 3/29/23	10,000	10,367
Cooperatieve Rabobank UA, 5.25%, 5/24/41	10,000	13,951
Credit Suisse Group AG, 4.55%, 4/17/26	15,000	16,590
Deutsche Bank AG, 3.70%, 5/30/24 (b)	10,000	10,533
Deutsche Bank AG/New York NY, 3.035%, 5/28/32 (b)	15,000	15,091
Discover Bank, 2.70%, 2/6/30	10,000	10,225
Goldman Sachs Group, Inc. 3.625%, 1/22/23	15,000	15,489
4.00%, 3/3/24	15,000	15,935
MTN, 3.85%, 7/8/24	10,000	10,609
3.50%, 1/23/25	10,000	10,579
3.50%, 11/16/26	20,000	21,307
3.80%, 3/15/30	10,000	10,973
2.615%, 4/22/32	7,000	7,016
2.65%, 10/21/32	20,000	20,103
6.25%, 2/1/41	10,000	14,551
MTN, 4.80%, 7/8/44	5,000	6,417
5.15%, 5/22/45	5,000	6,551
4.75%, 10/21/45	10,000	13,055
HSBC Holdings PLC, 6.10%, 1/14/42	20,000	28,685
HSBC USA, Inc., 3.50%, 6/23/24	60,000	63,502
ING Groep NV, 3.95%, 3/29/27	10,000	10,946
JPMorgan Chase & Co. 3.20%, 1/25/23	15,000	15,449
2.70%, 5/18/23	15,000	15,379
4.023%, 12/5/24	10,000	10,574
2.083%, 4/22/26	40,000	40,690
3.20%, 6/15/26	10,000	10,619
2.739%, 10/15/30	10,000	10,277
2.522%, 4/22/31	30,000	30,301
2.956%, 5/13/31	30,000	31,008
3.964%, 11/15/48	20,000	23,808
3.109%, 4/22/51	10,000	10,514
3.328%, 4/22/52	12,000	13,095
KeyCorp, MTN, 4.10%, 4/30/28	5,000	5,675
Lloyds Banking Group PLC, 1.627%, 5/11/27	35,000	34,495
Mitsubishi UFJ Financial Group, Inc. 3.287%, 7/25/27	20,000	21,444
4.05%, 9/11/28	12,000	13,538
3.741%, 3/7/29	5,000	5,514
Mizuho Financial Group, Inc., 2.564%, 9/13/31	15,000	14,775

	Principal Amount	Value
Banks (Continued)
Morgan Stanley GMTN, 3.125%, 1/23/23	$20,000	$20,548
Series F, 3.875%, 4/29/24	15,000	15,924
GMTN, 3.70%, 10/23/24	5,000	5,331
0.79%, 5/30/25	30,000	29,558
MTN, 2.72%, 7/22/25	5,000	5,163
2.188%, 4/28/26	10,000	10,214
MTN, 3.125%, 7/27/26	5,000	5,293
GMTN, 4.35%, 9/8/26	5,000	5,526
GMTN, 2.699%, 1/22/31	30,000	30,861
GMTN, 2.239%, 7/21/32	10,000	9,808
4.30%, 1/27/45	5,000	6,199
4.375%, 1/22/47	15,000	19,060
GMTN, 5.597%, 3/24/51	5,000	7,627
NatWest Group PLC, 1.642%, 6/14/27	30,000	29,532
PNC Financial Services Group, Inc. 3.90%, 4/29/24	20,000	21,288
2.20%, 11/1/24	10,000	10,317
3.45%, 4/23/29	5,000	5,470
Royal Bank of Canada, GMTN, 2.25%, 11/1/24	30,000	30,937
Santander Holdings USA, Inc., 4.40%, 7/13/27	10,000	11,070
Santander UK PLC, 4.00%, 3/13/24	10,000	10,643
State Street Corp. 3.10%, 5/15/23	10,000	10,353
3.152%, 3/30/31	8,000	8,714
Sumitomo Mitsui Financial Group, Inc. 3.784%, 3/9/26	5,000	5,421
2.632%, 7/14/26	5,000	5,189
3.364%, 7/12/27	30,000	32,407
Toronto-Dominion Bank MTN, 1.90%, 12/1/22	25,000	25,358
GMTN, 3.50%, 7/19/23	10,000	10,468
Truist Bank 3.00%, 2/2/23	15,000	15,385
3.20%, 4/1/24	5,000	5,245
Truist Financial Corp. MTN, 3.70%, 6/5/25	15,000	16,215
MTN, 1.95%, 6/5/30 (a)	10,000	9,915
US Bancorp 2.40%, 7/30/24	20,000	20,718
Series DMTN, 3.00%, 7/30/29	5,000	5,296
MTN, 1.375%, 7/22/30	6,000	5,677
Westpac Banking Corp. 3.35%, 3/8/27	15,000	16,181
2.15%, 6/3/31	10,000	10,026

(Cost $1,632,534)		1,673,491

Diversified Financial Services — 4.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.875%, 8/14/24	20,000	20,677
2.45%, 10/29/26	10,000	10,036
3.30%, 1/30/32	12,000	12,090

See Notes to Financial Statements.	14

DBX ETF Trust

Schedule of Investments

Xtrackers Bloomberg US Investment Grade Corporate ESG ETF (Continued)

November 30, 2021 (Unaudited)

	Principal Amount	Value
Diversified Financial Services (Continued)
Air Lease Corp. 0.80%, 8/18/24	$15,000	$14,730
1.875%, 8/15/26	15,000	14,779
Ally Financial, Inc., 4.625%, 3/30/25	30,000	32,813
American Express Co. 3.40%, 2/27/23	25,000	25,809
4.05%, 12/3/42	3,000	3,620
BlackRock, Inc., 3.20%, 3/15/27	15,000	16,291
Charles Schwab Corp. 2.65%, 1/25/23	10,000	10,222
4.625%, 3/22/30	10,000	11,957
CME Group, Inc. 3.75%, 6/15/28	8,000	8,942
5.30%, 9/15/43	5,000	7,037
Intercontinental Exchange, Inc., 3.00%, 9/15/60	10,000	9,753
Mastercard, Inc. 2.00%, 3/3/25	14,000	14,395
3.80%, 11/21/46	8,000	9,602
Nasdaq, Inc., 1.65%, 1/15/31	8,000	7,484
Nomura Holdings, Inc., 2.679%, 7/16/30	10,000	10,047
ORIX Corp., 3.25%, 12/4/24	5,000	5,283
Raymond James Financial, Inc., 4.65%, 4/1/30	15,000	17,486
Synchrony Financial, 4.375%, 3/19/24	10,000	10,628
Visa, Inc. 2.80%, 12/14/22	7,000	7,143
3.15%, 12/14/25	5,000	5,348
2.75%, 9/15/27	5,000	5,309
4.15%, 12/14/35	13,000	15,539
3.65%, 9/15/47	4,000	4,719
2.00%, 8/15/50	5,000	4,443

(Cost $312,271)		316,182

Insurance — 2.9%
Aflac, Inc., 3.60%, 4/1/30	5,000	5,548
Allstate Corp., 4.20%, 12/15/46	5,000	6,259
American International Group, Inc. 2.50%, 6/30/25	20,000	20,702
3.40%, 6/30/30	5,000	5,421
4.375%, 1/15/55	7,000	8,819
Arch Capital Group Ltd., 3.635%, 6/30/50	5,000	5,508
Chubb INA Holdings, Inc. 3.35%, 5/3/26	10,000	10,786
4.35%, 11/3/45	5,000	6,394
Equitable Holdings, Inc., 4.35%, 4/20/28	10,000	11,265
Hartford Financial Services Group, Inc., 2.90%, 9/15/51	5,000	4,994

	Principal Amount	Value
Insurance (Continued)
Lincoln National Corp., 3.35%, 3/9/25	$13,000	$13,840
Manulife Financial Corp., 4.15%, 3/4/26	5,000	5,521
Marsh & McLennan Cos., Inc. 4.375%, 3/15/29	10,000	11,412
2.25%, 11/15/30	5,000	4,973
MetLife, Inc., 4.60%, 5/13/46	5,000	6,496
Principal Financial Group, Inc., 2.125%, 6/15/30	10,000	9,920
Progressive Corp. 2.45%, 1/15/27	15,000	15,702
4.125%, 4/15/47	3,000	3,702
Prudential Financial, Inc. MTN, 2.10%, 3/10/30 (a)	8,000	8,098
MTN, 4.60%, 5/15/44	10,000	12,682
3.905%, 12/7/47	12,000	14,138
Travelers Cos., Inc., 3.75%, 5/15/46	9,000	10,675
Voya Financial, Inc., 3.65%, 6/15/26	5,000	5,439
Willis North America, Inc. 2.95%, 9/15/29	5,000	5,164
5.05%, 9/15/48	5,000	6,493

(Cost $209,576)		219,951

Real Estate Investment Trusts — 3.6%
Alexandria Real Estate Equities, Inc., 3.375%, 8/15/31	20,000	21,757
American Tower Corp. 3.50%, 1/31/23	15,000	15,443
3.80%, 8/15/29 (a)	2,000	2,172
2.90%, 1/15/30	20,000	20,459
Boston Properties LP 3.125%, 9/1/23	5,000	5,168
3.40%, 6/21/29	10,000	10,650
Brixmor Operating Partnership LP, 3.65%, 6/15/24	10,000	10,550
Crown Castle International Corp. 3.65%, 9/1/27	2,000	2,154
3.80%, 2/15/28	6,000	6,542
2.25%, 1/15/31	16,000	15,516
2.10%, 4/1/31	4,000	3,829
Digital Realty Trust LP, 3.60%, 7/1/29	6,000	6,551
Duke Realty LP, 3.75%, 12/1/24	5,000	5,337
Equinix, Inc. 2.625%, 11/18/24	25,000	25,787
2.95%, 9/15/51	5,000	4,781
ERP Operating LP, 4.50%, 7/1/44	8,000	10,147
Healthpeak Properties, Inc., 3.00%, 1/15/30	5,000	5,266
Host Hotels & Resorts LP,Series J, 2.90%, 12/15/31	6,000	5,842

See Notes to Financial Statements.	15

DBX ETF Trust

Schedule of Investments

Xtrackers Bloomberg US Investment Grade Corporate ESG ETF (Continued)

November 30, 2021 (Unaudited)

	Principal Amount	Value
Real Estate Investment Trusts (Continued)
Kilroy Realty LP, 2.65%, 11/15/33	$8,000	$7,829
Kimco Realty Corp., 4.25%, 4/1/45	7,000	8,277
Prologis LP, 4.375%, 2/1/29	20,000	23,287
Realty Income Corp., 3.25%, 1/15/31	5,000	5,377
Regency Centers LP, 3.60%, 2/1/27	10,000	10,815
Ventas Realty LP, 4.40%, 1/15/29	12,000	13,606
Welltower, Inc.
3.625%, 3/15/24	10,000	10,533
4.25%, 4/15/28	10,000	11,242
Weyerhaeuser Co., 4.00%, 4/15/30	9,000	10,093

(Cost $270,625)		279,010

Industrial — 7.7%
Aerospace/Defense — 0.1%
Teledyne Technologies, Inc., 1.60%, 4/1/26
(Cost $5,039)	5,000	4,968

Building Materials — 0.8%
Carrier Global Corp. 2.493%, 2/15/27	10,000	10,234
3.577%, 4/5/50	6,000	6,423
Johnson Controls International PLC, 4.50%, 2/15/47	8,000	10,023
Martin Marietta Materials, Inc. 3.45%, 6/1/27	3,000	3,226
2.40%, 7/15/31	8,000	7,970
Masco Corp., 2.00%, 10/1/30	5,000	4,819
Owens Corning, 4.30%, 7/15/47	7,000	8,250
Vulcan Materials Co., 3.50%, 6/1/30	10,000	10,878

(Cost $58,210)		61,823

Electrical Components & Equipment — 0.1%
Emerson Electric Co., 2.75%, 10/15/50
(Cost $5,134)	5,000	5,000

Electronics — 0.5%
Agilent Technologies, Inc., 2.30%, 3/12/31	5,000	4,956
Amphenol Corp., 2.20%, 9/15/31	6,000	5,911
Flex Ltd., 4.875%, 5/12/30	3,000	3,418
Fortive Corp., 3.15%, 6/15/26	5,000	5,334
TD SYNNEX Corp., 144A, 1.25%, 8/9/24	10,000	9,894

	Principal Amount	Value
Electronics (Continued)
Vontier Corp., 144A, 2.95%, 4/1/31	$10,000	$9,954

(Cost $39,114)		39,467

Environmental Control — 0.4%
Republic Services, Inc. 2.30%, 3/1/30	5,000	5,023
3.05%, 3/1/50	5,000	5,214
Waste Connections, Inc. 2.60%, 2/1/30	5,000	5,127
2.20%, 1/15/32	5,000	4,904
Waste Management, Inc. 3.15%, 11/15/27	3,000	3,202
1.50%, 3/15/31	10,000	9,391

(Cost $33,630)		32,861

Hand/Machine Tools — 0.1%
Stanley Black & Decker, Inc., 2.30%, 3/15/30
(Cost $10,679)	10,000	10,257

Machinery-Construction & Mining — 0.6%
Caterpillar Financial Services Corp. 0.65%, 7/7/23	7,000	7,001
MTN, 0.45%, 5/17/24	20,000	19,754
MTN, 0.80%, 11/13/25	5,000	4,892
Caterpillar, Inc. 3.803%, 8/15/42	5,000	5,890
3.25%, 9/19/49	7,000	7,779

(Cost $44,116)		45,316

Machinery-Diversified — 0.9%
CNH Industrial Capital LLC, 1.875%, 1/15/26	7,000	7,030
Deere & Co., 3.90%, 6/9/42	8,000	9,676
John Deere Capital Corp. MTN, 2.05%, 1/9/25	10,000	10,301
MTN, 3.45%, 3/13/25	10,000	10,728
MTN, 2.00%, 6/17/31	7,000	6,989
Otis Worldwide Corp., 3.362%, 2/15/50	11,000	11,899
Rockwell Automation, Inc., 1.75%, 8/15/31	8,000	7,826
Xylem, Inc., 2.25%, 1/30/31	7,000	7,036

(Cost $69,486)		71,485

Miscellaneous Manufacturing — 0.9%
3M Co. MTN, 2.25%, 3/15/23	5,000	5,096
MTN, 3.25%, 2/14/24	5,000	5,245
MTN, 4.00%, 9/14/48	10,000	12,301
Carlisle Cos., Inc., 2.20%, 3/1/32	10,000	9,679
Eaton Corp., 4.15%, 11/2/42	8,000	9,554
Illinois Tool Works, Inc., 3.50%, 3/1/24	10,000	10,522

See Notes to Financial Statements.	16

DBX ETF Trust

Schedule of Investments

Xtrackers Bloomberg US Investment Grade Corporate ESG ETF (Continued)

November 30, 2021 (Unaudited)

	Principal Amount	Value
Miscellaneous Manufacturing (Continued)
Parker-Hannifin Corp., 3.25%, 6/14/29	$10,000	$10,652
Trane Technologies Global Holding Co. Ltd., 4.25%, 6/15/23	10,000	10,488

(Cost $72,000)		73,537

Packaging & Containers — 0.2%
Sonoco Products Co., 3.125%, 5/1/30	2,000	2,118
WRKCo, Inc. 3.00%, 9/15/24	10,000	10,452
3.75%, 3/15/25	5,000	5,362

(Cost $18,031)		17,932

Transportation — 3.0%
Canadian National Railway Co. 2.75%, 3/1/26	5,000	5,258
2.45%, 5/1/50	5,000	4,719
Canadian Pacific Railway Co. 2.90%, 2/1/25	10,000	10,481
2.05%, 3/5/30	9,000	8,914
3.10%, 12/2/51	3,000	3,091
CSX Corp. 2.40%, 2/15/30	15,000	15,277
3.80%, 11/1/46	15,000	17,291
FedEx Corp. 3.25%, 4/1/26	5,000	5,368
4.25%, 5/15/30	5,000	5,700
2.40%, 5/15/31	5,000	5,018
5.25%, 5/15/50 (a)	15,000	20,318
Kansas City Southern, 3.50%, 5/1/50	5,000	5,505
Norfolk Southern Corp. 2.90%, 8/25/51	5,000	5,041
4.05%, 8/15/52	16,000	19,468
Ryder System, Inc., MTN, 2.90%, 12/1/26	5,000	5,232
Union Pacific Corp. 2.40%, 2/5/30	11,000	11,263
2.375%, 5/20/31	10,000	10,215
2.891%, 4/6/36	5,000	5,239
3.839%, 3/20/60	19,000	22,569
3.55%, 5/20/61	5,000	5,653
United Parcel Service, Inc. 2.50%, 9/1/29	10,000	10,455
4.45%, 4/1/30	15,000	17,701
3.75%, 11/15/47	7,000	8,466

(Cost $219,156)		228,242

Trucking & Leasing — 0.1%
GATX Corp., 4.00%, 6/30/30
(Cost $6,968)	6,000	6,685

Technology — 11.0%
Computers — 3.9%
Apple, Inc. 2.40%, 5/3/23	7,000	7,174

	Principal Amount	Value
Computers (Continued)
3.00%, 2/9/24	$20,000	$20,849
2.75%, 1/13/25	10,000	10,475
3.20%, 5/13/25	12,000	12,782
2.45%, 8/4/26	9,000	9,381
3.20%, 5/11/27	10,000	10,775
1.65%, 2/8/31	6,000	5,826
1.70%, 8/5/31	10,000	9,735
4.45%, 5/6/44	12,000	15,482
3.85%, 8/4/46	15,000	17,943
3.75%, 11/13/47	15,000	17,784
2.95%, 9/11/49	2,000	2,091
2.65%, 5/11/50	4,000	3,987
2.65%, 2/8/51	10,000	9,951
2.80%, 2/8/61	8,000	8,016
Dell International LLC / EMC Corp. 6.02%, 6/15/26	15,000	17,517
5.30%, 10/1/29	20,000	23,804
Hewlett Packard Enterprise Co. 4.90%, 10/15/25	10,000	11,127
1.75%, 4/1/26	7,000	7,013
6.35%, 10/15/45	3,000	4,073
HP, Inc., 3.40%, 6/17/30	10,000	10,518
International Business Machines Corp. 3.625%, 2/12/24	15,000	15,849
3.50%, 5/15/29	15,000	16,333
1.95%, 5/15/30	10,000	9,769
4.00%, 6/20/42	12,000	13,898
4.25%, 5/15/49	5,000	6,176
NetApp, Inc., 1.875%, 6/22/25	5,000	5,062

(Cost $287,878)		303,390

Office/Business Equipment — 0.1%
CDW LLC / CDW Finance Corp., 4.125%, 5/1/25
(Cost $10,279)	10,000	10,290

Semiconductors — 2.1%
Analog Devices, Inc., 2.95%, 10/1/51	5,000	5,239
Applied Materials, Inc. 4.35%, 4/1/47	3,000	3,892
2.75%, 6/1/50	3,000	3,076
Intel Corp. 3.70%, 7/29/25	15,000	16,219
2.60%, 5/19/26	10,000	10,496
3.15%, 5/11/27	6,000	6,452
4.10%, 5/11/47	12,000	14,479
3.05%, 8/12/51	6,000	6,224
3.10%, 2/15/60	7,000	7,162
4.95%, 3/25/60	7,000	9,959
Lam Research Corp. 4.875%, 3/15/49	2,000	2,774
2.875%, 6/15/50	5,000	5,128
Marvell Technology, Inc., 1.65%, 4/15/26	6,000	5,968
Micron Technology, Inc., 2.703%, 4/15/32	10,000	10,060

See Notes to Financial Statements.	17

DBX ETF Trust

Schedule of Investments

Xtrackers Bloomberg US Investment Grade Corporate ESG ETF (Continued)

November 30, 2021 (Unaudited)

	Principal Amount	Value
Semiconductors (Continued)
NVIDIA Corp. 2.85%, 4/1/30	$12,000	$12,737
3.70%, 4/1/60	4,000	4,806
NXP BV / NXP Funding LLC / NXP USA, Inc., 144A, 2.50%, 5/11/31	12,000	12,018
Texas Instruments, Inc. 2.25%, 5/1/23	5,000	5,097
4.15%, 5/15/48	5,000	6,404
TSMC Arizona Corp., 2.50%, 10/25/31	12,000	12,274

(Cost $155,442)		160,464

Software — 4.9%
Activision Blizzard, Inc. 3.40%, 9/15/26	7,000	7,502
2.50%, 9/15/50	2,000	1,744
Adobe, Inc., 2.15%, 2/1/27	7,000	7,217
Autodesk, Inc., 2.40%, 12/15/31	5,000	4,950
Broadridge Financial Solutions, Inc., 2.60%, 5/1/31	5,000	5,048
Electronic Arts, Inc., 1.85%, 2/15/31	5,000	4,793
Fidelity National Information Services, Inc. 0.375%, 3/1/23	17,000	16,923
2.25%, 3/1/31	7,000	6,853
Fiserv, Inc. 4.20%, 10/1/28	15,000	16,795
3.50%, 7/1/29	10,000	10,677
Microsoft Corp. 2.00%, 8/8/23	10,000	10,214
2.40%, 8/8/26	10,000	10,438
3.30%, 2/6/27	15,000	16,272
3.50%, 2/12/35	10,000	11,489
3.70%, 8/8/46	8,000	9,721
2.525%, 6/1/50	11,000	10,934
2.921%, 3/17/52	20,000	21,282
3.95%, 8/8/56	2,000	2,558
2.675%, 6/1/60	5,000	5,036
3.041%, 3/17/62	3,000	3,278
Oracle Corp. 3.40%, 7/8/24	10,000	10,518
2.50%, 4/1/25	15,000	15,469
2.95%, 5/15/25	5,000	5,224
2.80%, 4/1/27	5,000	5,185
2.95%, 4/1/30	9,000	9,298
2.875%, 3/25/31	17,000	17,410
4.30%, 7/8/34	20,000	22,628
4.00%, 7/15/46	10,000	10,811
4.00%, 11/15/47	10,000	10,776
3.60%, 4/1/50	7,000	7,093
3.95%, 3/25/51	10,000	10,775
3.85%, 4/1/60	10,000	10,439
4.10%, 3/25/61	8,000	8,758
Roper Technologies, Inc., 3.80%, 12/15/26	13,000	14,173

	Principal Amount	Value
Software (Continued)
salesforce.com, Inc. 0.625%, 7/15/24	$10,000	$9,920
3.70%, 4/11/28	5,000	5,580
3.05%, 7/15/61	8,000	8,442
VMware, Inc. 4.70%, 5/15/30	6,000	6,961
2.20%, 8/15/31	5,000	4,865

(Cost $367,982)		378,049

Utilities — 8.2%
Electric — 5.6%
Avangrid, Inc., 3.20%, 4/15/25	15,000	15,832
Baltimore Gas and Electric Co., 2.90%, 6/15/50	11,000	11,246
CenterPoint Energy Houston Electric LLC Series Z, 2.40%, 9/1/26	5,000	5,199
Series AC, 4.25%, 2/1/49	7,000	8,988
Series AF, 3.35%, 4/1/51	5,000	5,622
CenterPoint Energy, Inc. 1.45%, 6/1/26	5,000	4,931
2.95%, 3/1/30	5,000	5,205
2.65%, 6/1/31	5,000	5,087
Commonwealth Edison Co. 2.55%, 6/15/26	15,000	15,693
2.20%, 3/1/30	20,000	20,220
4.00%, 3/1/48	5,000	6,001
3.00%, 3/1/50	6,000	6,222
Series 130, 3.125%, 3/15/51	15,000	15,842
Connecticut Light and Power Co., Series A, 2.05%, 7/1/31	10,000	9,995
Consolidated Edison Co. of New York, Inc. Series 20A, 3.35%, 4/1/30	10,000	10,804
2.40%, 6/15/31	12,000	12,104
Series 20B, 3.95%, 4/1/50	19,000	22,216
4.625%, 12/1/54	5,000	6,365
Series C, 3.00%, 12/1/60	5,000	4,823
3.60%, 6/15/61	10,000	10,868
Entergy Mississippi LLC, 3.50%, 6/1/51	5,000	5,692
Entergy Texas, Inc., 1.75%, 3/15/31	10,000	9,465
Eversource Energy Series N, 3.80%, 12/1/23	15,000	15,790
Series L, 2.90%, 10/1/24	15,000	15,617
3.45%, 1/15/50	13,000	13,969
ITC Holdings Corp., 3.35%, 11/15/27	10,000	10,722
NSTAR Electric Co., 3.10%, 6/1/51	2,000	2,187
Ohio Power Co., Series Q, 1.625%, 1/15/31 (a)	15,000	14,376
Oncor Electric Delivery Co. LLC 0.55%, 10/1/25	12,000	11,622
2.75%, 5/15/30	12,000	12,629
3.10%, 9/15/49	14,000	15,077

See Notes to Financial Statements.	18

DBX ETF Trust

Schedule of Investments

Xtrackers Bloomberg US Investment Grade Corporate ESG ETF (Continued)

November 30, 2021 (Unaudited)

	Principal Amount	Value
Electric (Continued)
PECO Energy Co., 3.05%, 3/15/51	$7,000	$7,472
PPL Electric Utilities Corp., 3.00%, 10/1/49	10,000	10,521
Public Service Electric and Gas Co. MTN, 2.25%, 9/15/26	5,000	5,160
MTN, 1.90%, 8/15/31	15,000	14,794
MTN, 3.80%, 3/1/46	13,000	15,404
MTN, 2.05%, 8/1/50	5,000	4,442
San Diego Gas & Electric Co. Series VVV, 1.70%, 10/1/30	10,000	9,592
Series RRR, 3.75%, 6/1/47	10,000	11,595
Sempra Energy 4.05%, 12/1/23	10,000	10,590
3.40%, 2/1/28	8,000	8,627

(Cost $424,135)		428,606

Gas — 1.7%
Atmos Energy Corp. 3.00%, 6/15/27	7,000	7,444
1.50%, 1/15/31	6,000	5,654
3.375%, 9/15/49	8,000	8,738
2.85%, 2/15/52	4,000	4,021
CenterPoint Energy Resources Corp., 3.55%, 4/1/23	15,000	15,512
ONE Gas, Inc., 2.00%, 5/15/30	16,000	15,728
Piedmont Natural Gas Co., Inc., 2.50%, 3/15/31	20,000	20,092
Southern California Gas Co. 3.20%, 6/15/25	10,000	10,570
Series XX, 2.55%, 2/1/30	10,000	10,311
Series VV, 4.30%, 1/15/49	20,000	25,458
Southwest Gas Corp., 3.18%, 8/15/51	8,000	7,985

(Cost $129,505)		131,513

	Principal Amount	Value
Water — 0.9%
American Water Capital Corp. 3.40%, 3/1/25	$10,000	$10,607
2.95%, 9/1/27	10,000	10,590
2.80%, 5/1/30	2,000	2,079
2.30%, 6/1/31	10,000	10,045
3.45%, 5/1/50	11,000	12,062
3.25%, 6/1/51	13,000	13,878
Essential Utilities, Inc. 2.40%, 5/1/31	8,000	8,024
3.351%, 4/15/50	5,000	5,319

(Cost $75,070)		72,604

TOTAL CORPORATE BONDS
(Cost $7,400,523)		7,642,677

	Number of Shares
SECURITIES LENDING COLLATERAL — 0.5%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (c)(d) (Cost $36,822)	36,822	36,822

CASH EQUIVALENTS — 0.3%
DWS Government Money Market Series “Institutional Shares”, 0.04% (c) (Cost $26,753)	26,753	26,753

TOTAL INVESTMENTS — 99.8% (Cost $7,464,098)		$7,706,252
Other assets and liabilities, net — 0.2%		17,872

NET ASSETS — 100.0%		$7,724,124

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2021 is as follows:

Value ($) at 5/31/2021	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2021	Value ($) at 11/30/2021
CORPORATE BONDS — 0.3%
Financial — 0.3%
Deutsche Bank AG , 3.70%, 5/28/32 (b)
10,805	17	—		—	(289)	184	—	10,000	10,533
Deutsche Bank AG/New York NY , 3.035%, 5/30/24 (b)
—	15,098	—		—	(7)	15	—	15,000	15,091

SECURITIES LENDING COLLATERAL — 0.5%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (c)(d)
41,760	—	(4,938	) (e)	—	—	1	—	36,822	36,822

CASH EQUIVALENTS — 0.3%
DWS Government Money Market Series “Institutional Shares”, 0.04% (c)
108,903	249,417	(331,567)		—	—	5	—	26,753	26,753

161,468	264,532	(336,505)		—	(296)	205	—	88,575	89,199

See Notes to Financial Statements.	19

DBX ETF Trust

Schedule of Investments

Xtrackers Bloomberg US Investment Grade Corporate ESG ETF (Continued)

November 30, 2021 (Unaudited)

(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2021 amounted to $80,969, which is 1.0% of net assets.

(b)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $45,834.

(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2021.

GMTN:	Global Medium Term Note
MTN:	Medium Term Note
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2021 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (f)	$—	$7,642,677	$—	$7,642,677
Short-Term Investments (f)	63,575	—	—	63,575

TOTAL	$63,575	$7,642,677	$—	$7,706,252

(f)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.	20

DBX ETF Trust

Schedule of Investments

Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF

November 30, 2021 (Unaudited)

	Principal Amount	Value
SOVEREIGN BONDS — 98.1%
Argentina — 1.8%
Argentine Republic Government International Bond 1.00%, 7/9/29	$67,589	$22,372
Step Up Coupon, 0.50% to 7/9/23, 0.75% to 7/9/27, 1.75% to 7/9/30	434,076	135,215
Step Up Coupon, 1.125% to 7/9/22, 1.50% to 7/9/23, 3.625% to 7/9/24, 4.125% to 7/9/27, 4.75% to 7/9/28, 5.00% to 7/9/35	558,008	156,800
Step Up Coupon, 2.00% to 7/9/22, 3.85% to 7/9/23, 4.25% to 7/9/24, 5.00% to 7/9/38	293,407	97,411
Step Up Coupon, 2.50% to 7/9/22, 3.50% to 7/9/29, 4.875% to 7/9/41	269,501	83,545
Step Up Coupon, 1.125% to 7/9/22, 1.50% to 7/9/23, 3.625% to 7/9/24, 4.125% to 7/9/27, 4.375% to 7/9/28, 5.00% to 7/9/46	54,000	15,309

(Cost $806,507)		510,652

Armenia — 0.8%
Republic of Armenia International Bond, REGS, 7.15%, 3/26/25 (Cost $216,663)	200,000	224,745

Azerbaijan — 0.7%
Republic of Azerbaijan International Bond, REGS, 4.75%, 3/18/24 (Cost $213,503)	200,000	211,607

Bahrain — 2.1%
Bahrain Government International Bond REGS, 6.125%, 7/5/22	200,000	205,006
REGS, 7.00%, 1/26/26	200,000	220,089
REGS, 6.00%, 9/19/44	200,000	177,208

(Cost $627,999)		602,303

Barbados — 0.2%
Barbados Government International Bond, REGS, 6.50%, 10/1/29 (Cost $48,692)	50,000	50,570

Belarus — 0.6%
Republic of Belarus International Bond, REGS, 5.875%, 2/24/26 (Cost $189,352)	200,000	180,500

Belize — 0.0%
Belize Government International Bond, REGS, 4.938%, 2/20/34, PIK (Cost $11,931)	26,254	13,502

Bolivia — 0.4%
Bolivian Government International Bond, REGS, 5.95%, 8/22/23 (Cost $98,344)	100,000	104,311

	Principal Amount	Value
Brazil — 3.1%
Brazilian Government International Bond 4.625%, 1/13/28	$200,000	$203,759
4.50%, 5/30/29	100,000	99,798
3.875%, 6/12/30	175,000	164,906
8.25%, 1/20/34	45,000	58,290
7.125%, 1/20/37	125,000	146,283
5.625%, 1/7/41	100,000	98,449
5.00%, 1/27/45	100,000	90,171
5.625%, 2/21/47	50,000	48,366

(Cost $961,598)		910,022

Cayman Islands — 0.7%
Sharjah Sukuk Program Ltd., 3.20%, 7/13/31 (Cost $199,639)	200,000	201,250

Chile — 2.5%
Chile Government International Bond 3.24%, 2/6/28	100,000	105,417
2.55%, 7/27/33	200,000	196,550
3.10%, 5/7/41	200,000	197,200
3.86%, 6/21/47	200,000	220,110

(Cost $740,946)		719,277

China — 0.8%
China Government International Bond, 3.50%, 10/19/28 (Cost $231,919)	200,000	226,384

Colombia — 2.9%
Colombia Government International Bond 3.875%, 4/25/27	200,000	201,935
3.25%, 4/22/32	100,000	89,350
6.125%, 1/18/41	150,000	156,321
5.625%, 2/26/44	175,000	171,680
5.00%, 6/15/45	250,000	228,558

(Cost $942,425)		847,844

Costa Rica — 1.5%
Costa Rica Government International Bond REGS, 4.25%, 1/26/23	200,000	202,570
REGS, 6.125%, 2/19/31	100,000	100,502
REGS, 7.158%, 3/12/45	150,000	144,204

(Cost $412,648)		447,276

Croatia — 0.8%
Croatia Government International Bond, REGS, 6.00%, 1/26/24
(Cost $222,593)	200,000	220,327

Dominican Republic — 3.4%
Dominican Republic International Bond REGS, 6.875%, 1/29/26	200,000	228,000
REGS, 6.00%, 7/19/28	100,000	110,500
REGS, 4.50%, 1/30/30	100,000	99,521
REGS, 5.30%, 1/21/41	150,000	144,188
REGS, 7.45%, 4/30/44	200,000	232,000
REGS, 6.85%, 1/27/45	175,000	188,787

(Cost $952,256)		1,002,996

See Notes to Financial Statements.	21

DBX ETF Trust

Schedule of Investments

Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF (Continued)

November 30, 2021 (Unaudited)

	Principal Amount	Value
Ecuador — 1.8%
Ecuador Government International Bond REGS, 7/31/30, Zero Coupon	$50,000	$27,375
Step Up Coupon, 144A, 5.00% to 7/31/22, 5.50% to 7/31/23, 6.00% to 7/31/24, 6.90% to 7/31/30	185,000	151,238
Step Up Coupon, 144A, 1.00% to 7/31/22, 2.50% to 7/31/23, 3.50% to 7/31/24, 5.50% to 7/31/25, 6.90% to 7/31/35	345,000	223,819
Step up Coupon, REGS, 1.00% to 7/31/22, 2.50% to 7/31/23, 3.50% to 7/31/24, 5.50% to 7/31/25, 6.90% to 7/31/35	55,000	35,681
Step Up Coupon, 144A, 0.50% to 7/31/22, 1.50% to 7/31/23, 2.50% to 7/31/24, 5.00% to 7/31/26, 5.50% to 7/31/27, 6.00% to 7/31/28, 6.50% to 7/31/29, 6.90% to 7/31/40	161,000	91,971
Step up Coupon, REGS, 0.50% to 7/31/22, 1.50% to 7/31/23, 2.50% to 7/31/24, 5.00% to 7/31/26, 5.50% to 7/31/27, 6.00% to 7/31/28, 6.50% to 7/31/29, 6.90% to 7/31/40	5,000	2,856

(Cost $513,669)		532,940

Egypt — 1.9%
Egypt Government International Bond REGS, 7.50%, 1/31/27	200,000	201,500
REGS, 7.600%, 3/1/29	200,000	191,750
REGS, 8.700%, 3/1/49	200,000	171,750

(Cost $637,886)		565,000

El Salvador — 0.7%
El Salvador Government International Bond REGS, 6.375%, 1/18/27	40,000	26,253
REGS, 8.625%, 2/28/29	60,000	41,104
144A, 7.65%, 6/15/35	110,000	68,931
REGS, 7.65%, 6/15/35	130,000	81,463

(Cost $306,204)		217,751

Ghana — 2.5%
Ghana Government International Bond REGS, 7.625%, 5/16/29	200,000	163,250
REGS, 10.75%, 10/14/30	200,000	220,250
REGS, 8.125%, 3/26/32	250,000	196,750
REGS, 7.875%, 2/11/35	200,000	152,000

(Cost $856,493)		732,250

Guatemala — 0.6%
Guatemala Government Bond REGS, 4.90%, 6/1/30	100,000	107,318
REGS, 6.125%, 6/1/50	50,000	55,908

(Cost $170,059)		163,226

Hungary — 1.9%
Hungary Government International Bond 5.375%, 2/21/23	100,000	105,517
5.75%, 11/22/23	96,000	104,723

	Principal Amount	Value
Hungary (Continued)
7.625%, 3/29/41	$100,000	$163,088
REGS, 3.125%, 9/21/51	200,000	190,485

(Cost $555,840)		563,813

Indonesia — 4.8%
Indonesia Government International Bond 4.75%, 2/11/29	200,000	231,500
3.85%, 10/15/30 (a)	250,000	278,202
REGS, 8.50%, 10/12/35	200,000	314,335
REGS, 6.625%, 2/17/37	200,000	273,230
REGS, 7.75%, 1/17/38	200,000	299,104

(Cost $1,398,132)		1,396,371

Ivory Coast — 0.5%
Ivory Coast Government International Bond, REGS, 5.75%, 12/31/32 (a)
(Cost $134,886)	136,389	134,001

Jamaica — 1.4%
Jamaica Government International Bond 6.75%, 4/28/28	181,000	208,128
7.875%, 7/28/45	150,000	207,015

(Cost $375,432)		415,143

Jordan — 0.7%
Jordan Government International Bond, REGS, 5.75%, 1/31/27
(Cost $205,875)	200,000	207,401

Kazakhstan — 1.0%
Kazakhstan Government International Bond, REGS, 6.50%, 7/21/45
(Cost $294,835)	200,000	287,500

Kenya — 1.4%
Republic of Kenya Government International Bond REGS, 6.875%, 6/24/24	200,000	212,415
REGS, 7.25%, 2/28/28	200,000	210,500

(Cost $415,167)		422,915

Kuwait — 0.7%
Kuwait International Government Bond, REGS, 3.50%, 3/20/27
(Cost $215,854)	200,000	218,187

Lebanon — 0.0%
Lebanon Government International Bond, MTN, 6.85%, 5/25/29 (b)
(Cost $22,895)	25,000	2,875

Malaysia — 0.5%
Malaysia Wakala Sukuk Bhd, REGS, 2.07%, 4/28/31 (a)
(Cost $153,089)	150,000	150,756

Mexico — 3.1%
Mexico Government International Bond 3.60%, 1/30/25	200,000	213,313
MTN, 8.30%, 8/15/31	50,000	72,375

See Notes to Financial Statements.	22

DBX ETF Trust

Schedule of Investments

Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF (Continued)

November 30, 2021 (Unaudited)

	Principal Amount	Value
Mexico (Continued)
Series A, MTN, 7.50%, 4/8/33	$50,000	$69,174
6.05%, 1/11/40	76,000	93,421
MTN, 4.75%, 3/8/44	106,000	114,064
5.55%, 1/21/45	40,000	47,285
4.60%, 1/23/46	100,000	105,257
4.60%, 2/10/48	75,000	78,696
4.50%, 1/31/50	50,000	51,720
GMTN, 5.75%, 10/12/10	40,000	45,425

(Cost $878,617)		890,730

Mongolia — 0.7%
Mongolia Government International Bond, REGS, 5.125%, 12/5/22
(Cost $190,873)	200,000	205,500

Morocco — 0.7%
Morocco Government International Bond, REGS, 5.50%, 12/11/42
(Cost $246,334)	200,000	216,058

Namibia — 0.7%
Namibia International Bonds, REGS, 5.25%, 10/29/25
(Cost $208,930)	200,000	210,754

Oman — 2.8%
Oman Government International Bond REGS, 5.375%, 3/8/27	200,000	206,125
REGS, 5.625%, 1/17/28	200,000	206,500
REGS, 6.00%, 8/1/29	200,000	209,000
REGS, 6.75%, 1/17/48	200,000	193,250

(Cost $712,342)		814,875

Panama — 4.0%
Panama Government International Bond 3.75%, 3/16/25	100,000	105,825
7.125%, 1/29/26	100,000	119,999
3.875%, 3/17/28	150,000	160,931
6.70%, 1/26/36	200,000	263,598
4.30%, 4/29/53	50,000	52,158
4.50%, 4/1/56	250,000	267,071
3.87%, 7/23/60	200,000	193,346

(Cost $1,224,841)		1,162,928

Papua New Guinea — 0.2%
Papua New Guinea Government International Bond, REGS, 8.375%, 10/4/28
(Cost $50,410)	50,000	50,384

Paraguay — 0.8%
Paraguay Government International Bond, REGS, 6.10%, 8/11/44
(Cost $258,160)	200,000	236,329

Peru — 3.2%
Peruvian Government International Bond 7.35%, 7/21/25	50,000	59,885
4.125%, 8/25/27	75,000	82,408
2.783%, 1/23/31	100,000	99,325

	Principal Amount	Value
Peru (Continued)
8.75%, 11/21/33	$100,000	$154,496
3.00%, 1/15/34	100,000	98,500
6.55%, 3/14/37	40,000	53,769
3.30%, 3/11/41	75,000	72,994
5.625%, 11/18/50	150,000	204,364
2.78%, 12/1/60	125,000	106,317

(Cost $981,176)		932,058

Philippines — 3.7%
Philippine Government International Bond 3.00%, 2/1/28	100,000	106,416
3.75%, 1/14/29	200,000	222,766
9.50%, 2/2/30	200,000	308,957
3.95%, 1/20/40	100,000	109,862
3.70%, 3/1/41	100,000	107,217
3.70%, 2/2/42	200,000	213,883

(Cost $1,090,110)		1,069,101

Poland — 1.4%
Republic of Poland Government International Bond 3.00%, 3/17/23	100,000	102,589
3.25%, 4/6/26	300,000	320,357

(Cost $425,286)		422,946

Qatar — 4.2%
Qatar Government International Bond REGS, 4.00%, 3/14/29	200,000	224,900
144A, 9.75%, 6/15/30	184,000	289,340
144A, 6.40%, 1/20/40	200,000	292,750
REGS, 6.40%, 1/20/40	100,000	146,375
REGS, 5.103%, 4/23/48	200,000	266,875

(Cost $1,207,028)		1,220,240

Romania — 1.7%
Romanian Government International Bond REGS, 4.875%, 1/22/24	100,000	106,813
REGS, 3.00%, 2/14/31 (a)	100,000	99,000
144A, 6.125%, 1/22/44	70,000	89,162
REGS, 5.125%, 6/15/48	100,000	114,625
REGS, 4.00%, 2/14/51 (a)	90,000	88,065

(Cost $518,209)		497,665

Russia — 4.0%
Russian Foreign Bond — Eurobond REGS, 4.75%, 5/27/26	200,000	220,500
144A, 4.375%, 3/21/29	200,000	222,100
REGS, 4.375%, 3/21/29	200,000	222,100
REGS, 5.10%, 3/28/35	200,000	235,750
REGS, 5.25%, 6/23/47	200,000	253,750

(Cost $1,154,114)		1,154,200

Saudi Arabia — 4.7%
Saudi Government International Bond REGS, 3.25%, 10/26/26	250,000	266,750
REGS, 4.375%, 4/16/29	200,000	228,900
REGS, 2.75%, 2/3/32	200,000	205,125
REGS, 2.25%, 2/2/33	200,000	193,750

See Notes to Financial Statements.	23

DBX ETF Trust

Schedule of Investments

Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF (Continued)

November 30, 2021 (Unaudited)

	Principal Amount	Value
Saudi Arabia (Continued)
REGS, 4.50%, 10/26/46	$200,000	$234,100
REGS, 5.00%, 4/17/49	200,000	251,400

(Cost $1,357,731)		1,380,025

Senegal — 0.7%
Senegal Government International Bond, REGS, 6.25%, 5/23/33
(Cost $199,518)	200,000	202,875

South Africa — 1.8%
Republic of South Africa Government International Bond 4.30%, 10/12/28	200,000	199,480
5.65%, 9/27/47	200,000	184,888
6.30%, 6/22/48	150,000	150,582

(Cost $516,703)		534,950

Sri Lanka — 1.2%
Sri Lanka Government International Bond REGS, 5.75%, 4/18/23	100,000	61,629
REGS, 6.85%, 3/14/24	100,000	58,873
144A, 7.85%, 3/14/29	200,000	111,435
REGS, 7.55%, 3/28/30	200,000	111,385

(Cost $471,155)		343,322

Trinidad and Tobago — 0.7%
Trinidad & Tobago Government International Bond, REGS, 4.375%, 1/16/24 (a)
(Cost $205,641)	200,000	205,398

Turkey — 3.0%
Turkey Government International Bond 5.75%, 3/22/24	71,000	71,012
7.375%, 2/5/25	55,000	56,553
4.25%, 4/14/26	100,000	91,149
4.875%, 10/9/26	200,000	185,223
5.125%, 2/17/28	85,000	77,724
11.875%, 1/15/30	140,000	179,987
8.00%, 2/14/34	75,000	78,225
6.875%, 3/17/36	100,000	93,567
7.25%, 3/5/38	50,000	48,791

(Cost $915,188)		882,231

Ukraine — 3.3%
Ukraine Government International Bond REGS, 7.75%, 9/1/24	100,000	100,500
144A, 7.75%, 9/1/25	100,000	100,500
REGS, 7.75%, 9/1/25	300,000	301,500
REGS, 7.75%, 9/1/27	250,000	250,625
REGS, 9.75%, 11/1/28	200,000	216,700

(Cost $1,010,919)		969,825

United Arab Emirates — 3.0%
Abu Dhabi Government International Bond REGS, 0.75%, 9/2/23	200,000	199,700
REGS, 3.125%, 10/11/27	200,000	214,500
REGS, 4.125%, 10/11/47	200,000	239,000
REGS, 3.875%, 4/16/50	200,000	232,250

(Cost $904,079)		885,450

	Principal Amount	Value
Uruguay — 4.6%
Uruguay Government International Bond 4.375%, 1/23/31	$400,000	$460,455
7.875%, 1/15/33	70,000	103,034
7.625%, 3/21/36	30,000	45,006
5.10%, 6/18/50	360,000	466,918
4.975%, 4/20/55	215,000	274,860

(Cost $1,313,133)		1,350,273

Uzbekistan — 0.7%
Republic of Uzbekistan International Bond, REGS, 4.75%, 2/20/24
(Cost $211,338)	200,000	207,750

Zambia — 0.5%
Zambia Government International Bond, REGS, 8.97%, 7/30/27 (b)
(Cost $99,316)	200,000	152,500

TOTAL SOVEREIGN BONDS (Cost $29,484,482)		28,682,062

	Number of Shares
SECURITIES LENDING COLLATERAL — 1.7%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (c)(d) (Cost $489,078)	489,078	489,078

CASH EQUIVALENTS — 0.5%
DWS Government Money Market Series “Institutional Shares”, 0.04% (c) (Cost $147,950)	147,950	147,950

TOTAL INVESTMENTS — 100.3% (Cost $30,121,510)		$29,319,090
Other assets and liabilities, net — (0.3%)		(101,385)

NET ASSETS — 100.0%		$29,217,705

See Notes to Financial Statements.	24

DBX ETF Trust

Schedule of Investments

Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF (Continued)

November 30, 2021 (Unaudited)

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2021 is as follows:

Value ($) at 5/31/2021	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2021	Value ($) at 11/30/2021
SECURITIES LENDING COLLATERAL — 1.7%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (c)(d)
500,718	—	(11,640	) (e)	—	—	17	—	489,078	489,078

CASH EQUIVALENTS — 0.5%
DWS Government Money Market Series “Institutional Shares”, 0.04% (c)
417,754	1,335,543	(1,605,347)		—	—	40	—	147,950	147,950

918,472	1,335,543	(1,616,987)		—	—	57	—	637,028	637,028

(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2021 amounted to $507,026, which is 1.7% of net assets.

(b)	Defaulted security or security for which income has been deemed uncollectible.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2021.

GMTN:	Global Medium Term Note
MTN:	Medium Term Note
PIK:	Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REGS:	Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2021 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Sovereign Bonds (f)	$—	$28,682,062	$—	$28,682,062
Short-Term Investments (f)	637,028	—	—	637,028

TOTAL	$637,028	$28,682,062	$—	$29,319,090

(f)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.	25

DBX ETF Trust

Schedule of Investments

Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF

November 30, 2021 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS — 98.7%
Basic Materials — 5.6%
Chemicals — 2.5%
Ashland LLC, 6.875%, 5/15/43	$10,000	$12,800
Axalta Coating Systems LLC, 144A, 3.375%, 2/15/29	10,000	9,566
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV, 144A, 4.75%, 6/15/27	10,000	10,384
Chemours Co., 144A, 5.75%, 11/15/28	25,000	25,812
Cornerstone Chemical Co., 144A, 6.75%, 8/15/24	10,000	8,900
CVR Partners LP / CVR Nitrogen Finance Corp., 144A, 6.125%, 6/15/28 (a)	12,000	12,450
Element Solutions, Inc., 144A, 3.875%, 9/1/28	10,000	9,925
HB Fuller Co., 4.25%, 10/15/28	21,000	21,578
Illuminate Buyer LLC / Illuminate Holdings IV, Inc., 144A, 9.00%, 7/1/28	25,000	26,656
INEOS Quattro Finance 2 PLC, 144A, 3.375%, 1/15/26	15,000	14,831
Ingevity Corp., 144A, 4.50%, 2/1/26	45,000	45,396
Methanex Corp. 5.25%, 12/15/29	30,000	31,725
5.65%, 12/1/44	10,000	10,289
NOVA Chemicals Corp. 144A, 4.875%, 6/1/24	50,000	51,938
144A, 5.25%, 6/1/27	20,000	21,150
Olympus Water US Holding Corp. 144A, 4.25%, 10/1/28	20,000	19,300
144A, 6.25%, 10/1/29	20,000	19,200
Rain CII Carbon LLC / CII Carbon Corp., 144A, 7.25%, 4/1/25	10,000	10,200
Rayonier AM Products, Inc., 144A, 5.50%, 6/1/24 (a)	20,000	19,825
SCIH Salt Holdings, Inc., 144A, 6.625%, 5/1/29 (a)	30,000	27,753
TPC Group, Inc., 144A, 10.50%, 8/1/24	10,000	7,100
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc. 144A, 5.375%, 9/1/25	15,000	15,225
144A, 5.125%, 4/1/29	10,000	10,038
Tronox, Inc., 144A, 4.625%, 3/15/29	35,000	33,941
Valvoline, Inc., 144A, 4.25%, 2/15/30	52,000	51,805
Venator Finance Sarl / Venator Materials LLC, 144A, 5.75%, 7/15/25 (a)	10,000	9,324
WR Grace Holdings LLC 144A, 5.625%, 10/1/24	20,000	21,375
144A, 4.875%, 6/15/27	15,000	15,075

	Principal Amount	Value
Chemicals (Continued)
144A, 5.625%, 8/15/29	$30,000	$30,241

(Cost $599,611)		603,802

Forest Products & Paper — 0.2%
Clearwater Paper Corp., 144A, 4.75%, 8/15/28	10,000	10,125
Domtar Corp., 6.75%, 2/15/44 (a)	10,000	10,575
Mercer International, Inc., 5.125%, 2/1/29	25,000	24,750
Sylvamo Corp., 144A, 7.00%, 9/1/29	10,000	10,262

(Cost $56,177)		55,712

Iron/Steel — 0.8%
Allegheny Technologies, Inc., 5.125%, 10/1/31	20,000	19,802
Big River Steel LLC / BRS Finance Corp., 144A, 6.625%, 1/31/29	37,000	39,682
Carpenter Technology Corp., 6.375%, 7/15/28	20,000	21,000
Cleveland-Cliffs, Inc. 5.875%, 6/1/27	25,000	25,875
6.25%, 10/1/40	29,000	31,247
Infrabuild Australia Pty Ltd., 144A, 12.00%, 10/1/24	7,000	7,368
Mineral Resources Ltd., 144A, 8.125%, 5/1/27	21,000	22,660
United States Steel Corp. 6.875%, 3/1/29 (a)	10,000	10,500
6.65%, 6/1/37	10,000	10,763

(Cost $178,067)		188,897

Mining — 2.1%
Alcoa Nederland Holding BV 144A, 5.50%, 12/15/27	35,000	37,292
144A, 4.125%, 3/31/29	35,000	35,831
Arconic Corp. 144A, 6.00%, 5/15/25	23,000	24,193
144A, 6.125%, 2/15/28 (a)	18,000	18,739
Compass Minerals International, Inc., 144A, 6.75%, 12/1/27	25,000	25,713
Constellium SE, 144A, 3.75%, 4/15/29	30,000	28,531
Eldorado Gold Corp., 144A, 6.25%, 9/1/29	10,000	10,114
FMG Resources August 2006 Pty Ltd. 144A, 5.125%, 5/15/24	98,000	103,207
144A, 4.375%, 4/1/31	25,000	25,281
Freeport-McMoRan, Inc. 5.40%, 11/14/34	75,000	89,344
5.45%, 3/15/43	20,000	24,727
Hudbay Minerals, Inc., 144A, 6.125%, 4/1/29	6,000	6,232
JW Aluminum Continuous Cast Co., 144A, 10.25%, 6/1/26	15,000	15,788
Kaiser Aluminum Corp., 144A, 4.50%, 6/1/31	15,000	14,644

See Notes to Financial Statements.	26

DBX ETF Trust

Schedule of Investments

Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF (Continued)

November 30, 2021 (Unaudited)

	Principal Amount	Value
Mining (Continued)
Novelis Corp., 144A, 4.75%, 1/30/30	$40,000	$40,500

(Cost $481,422)		500,136

Communications — 16.8%
Advertising — 0.8%
Clear Channel Outdoor Holdings, Inc. 144A, 7.75%, 4/15/28 (a)	35,000	36,608
144A, 7.50%, 6/1/29	35,000	36,050
Lamar Media Corp., 3.75%, 2/15/28	50,000	50,063
National CineMedia LLC, 144A, 5.875%, 4/15/28 (a)	10,000	9,042
Outfront Media Capital LLC / Outfront Media Capital Corp., 144A, 5.00%, 8/15/27	40,000	40,421
Terrier Media Buyer, Inc., 144A, 8.875%, 12/15/27	20,000	21,269

(Cost $192,400)		193,453

Internet — 0.7%
ANGI Group LLC, 144A, 3.875%, 8/15/28 (a)	10,000	9,512
Arches Buyer, Inc., 144A, 6.125%, 12/1/28 (a)	15,000	15,112
Endure Digital, Inc., 144A, 6.00%, 2/15/29 (a)	10,000	9,228
Go Daddy Operating Co. LLC / GD Finance Co., Inc.
144A, 5.25%, 12/1/27	10,000	10,400
144A, 3.50%, 3/1/29	40,000	38,100
Match Group Holdings II LLC, 144A, 4.625%, 6/1/28	20,000	20,325
Photo Holdings Merger Sub, Inc., 144A, 8.50%, 10/1/26	25,000	25,195
Rakuten Group, Inc., 144A, 5.125%, Perpetual (b)	30,000	30,138

(Cost $162,261)		158,010

Media — 7.8%
Cable One, Inc., 144A, 4.00%, 11/15/30	10,000	9,650
CCO Holdings LLC / CCO Holdings Capital Corp.
144A, 5.125%, 5/1/27	175,000	180,469
144A, 4.75%, 3/1/30	100,000	102,375
4.50%, 5/1/32	50,000	49,812
CSC Holdings LLC
144A, 5.50%, 4/15/27	25,000	25,679
144A, 5.375%, 2/1/28	20,000	20,575
144A, 6.50%, 2/1/29	30,000	31,762
144A, 5.75%, 1/15/30	100,000	97,990
144A, 4.625%, 12/1/30	35,000	32,506
144A, 4.50%, 11/15/31	30,000	29,100
Cumulus Media New Holdings, Inc., 144A, 6.75%, 7/1/26 (a)	10,000	10,400

	Principal Amount	Value
Media (Continued)
Diamond Sports Group LLC / Diamond Sports Finance Co.
144A, 5.375%, 8/15/26	$25,000	$11,187
144A, 6.625%, 8/15/27	25,000	5,375
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 144A, 5.875%, 8/15/27	60,000	61,162
DISH DBS Corp.
5.875%, 11/15/24	60,000	60,825
7.75%, 7/1/26	70,000	72,188
Gray Escrow II, Inc., 144A, 5.375%, 11/15/31	50,000	50,320
Gray Television, Inc., 144A, 7.00%, 5/15/27	50,000	53,000
Houghton Mifflin Harcourt Publishers, Inc., 144A, 9.00%, 2/15/25	25,000	26,563
iHeartCommunications, Inc., 144A, 4.75%, 1/15/28	50,000	50,000
LCPR Senior Secured Financing DAC, 144A, 5.125%, 7/15/29	40,000	39,847
Liberty Interactive LLC, 8.25%, 2/1/30	15,000	16,081
McGraw-Hill Education, Inc.
144A, 5.75%, 8/1/28	10,000	9,675
144A, 8.00%, 8/1/29	10,000	9,775
News Corp., 144A, 3.875%, 5/15/29	50,000	49,204
Nexstar Media, Inc., 144A, 5.625%, 7/15/27	100,000	104,125
Quebecor Media, Inc., 5.75%, 1/15/23	100,000	104,250
Radiate Holdco LLC / Radiate Finance, Inc., 144A, 6.50%, 9/15/28	25,000	24,305
Scripps Escrow II, Inc., 144A, 5.375%, 1/15/31	20,000	20,200
Sinclair Television Group, Inc., 144A, 5.50%, 3/1/30	20,000	18,175
Sirius XM Radio, Inc.
144A, 5.00%, 8/1/27	80,000	82,500
144A, 4.00%, 7/15/28	30,000	29,589
144A, 5.50%, 7/1/29	54,000	57,375
144A, 4.125%, 7/1/30	10,000	9,788
144A, 3.875%, 9/1/31	20,000	18,981
TEGNA, Inc.
4.625%, 3/15/28	20,000	20,025
5.00%, 9/15/29	25,000	25,156
Univision Communications, Inc.
144A, 6.625%, 6/1/27	50,000	53,500
144A, 4.50%, 5/1/29	20,000	20,000
UPC Broadband Finco BV, 144A, 4.875%, 7/15/31	10,000	10,125
UPC Holding BV, 144A, 5.50%, 1/15/28	100,000	103,375
Virgin Media Vendor Financing Notes IV DAC, 144A, 5.00%, 7/15/28	25,000	24,676

See Notes to Financial Statements.	27

DBX ETF Trust

Schedule of Investments

Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF (Continued)

November 30, 2021 (Unaudited)

	Principal Amount	Value
Media (Continued)
Ziggo BV, 144A, 4.875%, 1/15/30	$40,000	$40,475

(Cost $1,910,883)		1,872,140

Telecommunications — 7.5%
Altice France Holding SA, 144A, 6.00%, 2/15/28 (a)	35,000	32,944
Altice France SA
144A, 8.125%, 2/1/27	30,000	32,026
144A, 5.50%, 1/15/28	62,000	61,457
Avaya, Inc., 144A, 6.125%, 9/15/28	15,000	15,544
Cincinnati Bell, Inc., 144A, 8.00%, 10/15/25	25,000	26,099
CommScope Technologies LLC, 144A, 5.00%, 3/15/27	50,000	45,062
CommScope, Inc.
144A, 6.00%, 3/1/26	50,000	51,187
144A, 8.25%, 3/1/27	50,000	49,125
144A, 4.75%, 9/1/29	25,000	24,317
Connect Finco SARL / Connect US Finco LLC, 144A, 6.75%, 10/1/26	50,000	52,312
Consolidated Communications, Inc., 144A, 6.50%, 10/1/28	45,000	46,856
Embarq Corp., 7.995%, 6/1/36	60,000	66,300
Frontier Communications Holdings LLC
144A, 5.875%, 10/15/27	15,000	15,486
144A, 5.00%, 5/1/28	25,000	25,100
144A, 6.75%, 5/1/29	25,000	25,719
144A, 6.00%, 1/15/30	25,000	24,654
Hughes Satellite Systems Corp., 5.25%, 8/1/26	20,000	21,925
Iliad Holding SASU
144A, 6.50%, 10/15/26	20,000	20,525
144A, 7.00%, 10/15/28	20,000	20,512
Intrado Corp., 144A, 8.50%, 10/15/25 (a)	10,000	9,438
Level 3 Financing, Inc., 144A, 4.25%, 7/1/28	25,000	24,500
Ligado Networks LLC
144A, 15.50%, 11/1/23 PIK	64,700	54,995
144A, 17.50%, 5/1/24 PIK	16,312	10,725
Lumen Technologies, Inc.
Series W, 6.75%, 12/1/23	100,000	108,000
Series P, 7.60%, 9/15/39	10,000	10,726
Nokia OYJ, 6.625%, 5/15/39	25,000	33,568
Plantronics, Inc., 144A, 4.75%, 3/1/29 (a)	26,000	23,498
SoftBank Group Corp., REGS, 3.125%, 1/6/25	200,000	196,112
Sprint Capital Corp.
6.875%, 11/15/28	35,000	43,287
8.75%, 3/15/32	70,000	103,600

	Principal Amount	Value
Telecommunications (Continued)
Sprint Corp., 7.125%, 6/15/24	$20,000	$22,400
Switch Ltd., 144A, 3.75%, 9/15/28	25,000	24,750
Telecom Italia Capital SA, 7.721%, 6/4/38	50,000	57,188
Telesat Canada / Telesat LLC, 144A, 6.50%, 10/15/27	25,000	19,743
T-Mobile USA, Inc.
2.625%, 4/15/26	10,000	10,006
5.375%, 4/15/27	75,000	77,805
3.50%, 4/15/31	50,000	50,875
United States Cellular Corp., 6.70%, 12/15/33	10,000	12,190
Viasat, Inc., 144A, 5.625%, 9/15/25	50,000	50,719
Vmed O2 UK Financing I PLC
144A, 4.25%, 1/31/31	25,000	24,020
144A, 4.75%, 7/15/31	20,000	19,825
Vodafone Group PLC
7.00%, 4/4/79	60,000	72,168
5.125%, 6/4/81	25,000	25,438
Windstream Escrow LLC / Windstream Escrow Finance Corp., 144A, 7.75%, 8/15/28	30,000	31,305
Zayo Group Holdings, Inc., 144A, 6.125%, 3/1/28	25,000	23,469

(Cost $1,817,522)		1,797,500

Consumer, Cyclical — 19.5%
Airlines — 1.3%
American Airlines Inc/AAdvantage Loyalty IP Ltd.
144A, 5.50%, 4/20/26	60,000	61,575
144A, 5.75%, 4/20/29	50,000	52,187
American Airlines, Inc., 144A, 11.75%, 7/15/25	40,000	48,612
Delta Air Lines, Inc., 7.375%, 1/15/26	60,000	69,536
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd., 144A, 5.75%, 1/20/26	20,000	20,550
United Airlines Holdings, Inc., 4.875%, 1/15/25 (a)	50,000	51,254

(Cost $284,495)		303,714

Apparel — 0.7%
Hanesbrands, Inc., 144A, 4.625%, 5/15/24	42,000	43,811
William Carter Co., 144A, 5.50%, 5/15/25	115,000	119,742

(Cost $161,846)		163,553

Auto Manufacturers — 2.5%
Allison Transmission, Inc., 144A, 3.75%, 1/30/31	20,000	19,180
Aston Martin Capital Holdings Ltd., 144A, 10.50%, 11/30/25	40,000	43,400

See Notes to Financial Statements.	28

DBX ETF Trust

Schedule of Investments

Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF (Continued)

November 30, 2021 (Unaudited)

	Principal Amount	Value
Auto Manufacturers (Continued)
Ford Motor Co.
4.346%, 12/8/26	$100,000	$106,250
9.625%, 4/22/30	25,000	36,406
7.45%, 7/16/31	100,000	135,000
Ford Motor Credit Co. LLC, 5.125%, 6/16/25	200,000	216,000
Mclaren Finance PLC, 144A, 7.50%, 8/1/26	25,000	25,381
PM General Purchaser LLC, 144A, 9.50%, 10/1/28	10,000	10,343

(Cost $552,330)		591,960

Auto Parts & Equipment — 1.4%
American Axle & Manufacturing, Inc., 6.50%, 4/1/27 (a)	30,000	31,200
Clarios Global LP / Clarios US Finance Co., 144A, 8.50%, 5/15/27	70,000	74,288
Cooper-Standard Automotive, Inc., 144A, 5.625%, 11/15/26	35,000	28,808
Dana, Inc., 5.375%, 11/15/27	25,000	26,187
Goodyear Tire & Rubber Co.
5.25%, 4/30/31 (a)	25,000	25,781
5.625%, 4/30/33	25,000	26,592
Real Hero Merger Sub 2, Inc., 144A, 6.25%, 2/1/29	50,000	50,313
Tenneco, Inc.
5.00%, 7/15/26 (a)	13,000	12,456
144A, 5.125%, 4/15/29	28,000	27,090
ZF North America Capital, Inc., 144A, 4.75%, 4/29/25	30,000	32,063

(Cost $326,113)		334,778

Distribution/Wholesale — 1.0%
American Builders & Contractors Supply Co., Inc., 144A, 4.00%, 1/15/28	50,000	50,687
Avient Corp., 144A, 5.75%, 5/15/25	50,000	52,015
BCPE Empire Holdings, Inc., 144A, 7.625%, 5/1/27	14,000	14,018
G-III Apparel Group Ltd., 144A, 7.875%, 8/15/25	10,000	10,663
H&E Equipment Services, Inc., 144A, 3.875%, 12/15/28	46,000	45,241
Univar Solutions USA Inc., 144A, 5.125%, 12/1/27	20,000	21,000
Wolverine Escrow LLC, 144A, 9.00%, 11/15/26 (a)	48,000	45,720

(Cost $228,744)		239,344

Entertainment — 2.6%
Affinity Gaming, 144A, 6.875%, 12/15/27	25,000	25,687
Caesars Entertainment, Inc.
144A, 6.25%, 7/1/25	50,000	52,037
144A, 8.125%, 7/1/27 (a)	50,000	55,022

	Principal Amount	Value
Entertainment (Continued)
Caesars Resort Collection LLC / CRC Finco, Inc., 144A, 5.75%, 7/1/25	$50,000	$52,059
Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op, 5.375%, 4/15/27 (a)	50,000	51,125
Churchill Downs, Inc., 144A, 4.75%, 1/15/28	10,000	10,211
International Game Technology PLC, 144A, 6.50%, 2/15/25	65,000	70,769
Live Nation Entertainment, Inc., 144A, 6.50%, 5/15/27	25,000	27,063
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp., 144A, 4.875%, 5/1/29	20,000	19,869
Mohegan Gaming & Entertainment, 144A, 8.00%, 2/1/26	15,000	15,375
Peninsula Pacific Entertainment LLC / Peninsula Pacific Entertainment Finance In, 144A, 8.50%, 11/15/27	10,000	10,840
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp.
144A, 5.625%, 9/1/29	10,000	10,113
144A, 5.875%, 9/1/31	10,000	10,063
Resorts World Las Vegas LLC / RWLV Capital, Inc., 144A, 4.625%, 4/16/29	20,000	20,376
Scientific Games International, Inc., 144A, 8.25%, 3/15/26	75,000	79,031
Six Flags Entertainment Corp., 144A, 4.875%, 7/31/24	50,000	50,500
Speedway Motorsports LLC / Speedway Funding II, Inc., 144A, 4.875%, 11/1/27	15,000	15,356
WMG Acquisition Corp., 144A, 3.00%, 2/15/31	25,000	23,563
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp., 144A, 5.125%, 10/1/29	27,000	26,494

(Cost $610,629)		625,553

Food Service — 0.3%
Aramark Services, Inc., 144A, 5.00%, 4/1/25	54,000	54,877
TKC Holdings, Inc., 144A, 10.50%, 5/15/29	25,000	26,188

(Cost $81,592)		81,065

Home Builders — 1.3%
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC, 144A, 4.875%, 2/15/30	25,000	25,086
Empire Communities Corp., 144A, 7.00%, 12/15/25	20,000	20,555
K Hovnanian Enterprises, Inc., 144A, 10.50%, 2/15/26 (a)	25,000	26,750

See Notes to Financial Statements.	29

DBX ETF Trust

Schedule of Investments

Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF (Continued)

November 30, 2021 (Unaudited)

	Principal Amount	Value
Home Builders (Continued)
KB Home
7.625%, 5/15/23	$20,000	$21,227
4.00%, 6/15/31	25,000	25,254
M/I Homes, Inc., 4.95%, 2/1/28	25,000	25,938
Mattamy Group Corp., 144A, 5.25%, 12/15/27	10,000	10,434
Meritage Homes Corp., 6.00%, 6/1/25	20,000	22,300
Picasso Finance Sub, Inc., 144A, 6.125%, 6/15/25	17,000	17,680
Shea Homes LP / Shea Homes Funding Corp., 144A, 4.75%, 2/15/28	10,000	10,037
Taylor Morrison Communities, Inc., 144A, 5.75%, 1/15/28	51,000	56,045
Toll Brothers Finance Corp., 4.875%, 3/15/27	30,000	33,638
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 5.875%, 6/15/24	20,000	21,800

(Cost $308,220)		316,744

Home Furnishings — 0.1%
Tempur Sealy International, Inc., 144A, 3.875%, 10/15/31 (Cost $30,073)	30,000	28,950

Housewares — 0.5%
Newell Brands, Inc., 4.70%, 4/1/26	80,000	85,775
Scotts Miracle-Gro Co., 144A, 4.00%, 4/1/31	20,000	19,497
SWF Escrow Issuer Corp., 144A, 6.50%, 10/1/29	10,000	9,565

(Cost $114,761)		114,837

Leisure Time — 1.6%
Carnival Corp.
144A, 5.75%, 3/1/27	66,000	64,515
144A, 9.875%, 8/1/27	15,000	16,912
144A, 4.00%, 8/1/28	30,000	29,400
Life Time, Inc., 144A, 5.75%, 1/15/26	40,000	40,500
NCL Corp. Ltd.
144A, 3.625%, 12/15/24	35,000	32,288
144A, 5.875%, 3/15/26	40,000	39,100
Royal Caribbean Cruises Ltd.
144A, 9.125%, 6/15/23	80,000	85,114
144A, 5.50%, 4/1/28	45,000	43,931
Viking Cruises Ltd., 144A, 5.875%, 9/15/27	25,000	23,438

(Cost $369,869)		375,198

Lodging — 1.6%
Boyd Gaming Corp., 144A, 4.75%, 6/15/31	10,000	9,950

	Principal Amount	Value
Lodging (Continued)
Genting New York LLC / GENNY Capital, Inc., 144A, 3.30%, 2/15/26	$11,000	$10,909
Hilton Domestic Operating Co., Inc.
144A, 5.75%, 5/1/28	147,000	156,462
144A, 4.00%, 5/1/31	50,000	50,141
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc, 144A, 5.00%, 6/1/29	20,000	19,881
Marriott Ownership Resorts, Inc., 4.75%, 1/15/28	30,000	30,150
Station Casinos LLC, 144A, 4.50%, 2/15/28	15,000	15,019
Travel + Leisure Co., 6.00%, 4/1/27	50,000	52,887
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 144A, 5.50%, 3/1/25	45,000	45,169

(Cost $373,767)		390,568

Retail — 4.5%
1011778 BC ULC / New Red Finance, Inc., 144A, 4.00%, 10/15/30	50,000	47,720
99 Escrow Issuer, Inc., 144A, 7.50%, 1/15/26	10,000	8,551
Asbury Automotive Group, Inc., 144A, 4.625%, 11/15/29	50,000	50,645
Bath & Body Works, Inc., 6.875%, 11/1/35	50,000	60,250
Bed Bath & Beyond, Inc., 5.165%, 8/1/44	7,000	6,177
Carvana Co., 144A, 5.875%, 10/1/28	25,000	25,187
Ferrellgas LP / Ferrellgas Finance Corp., 144A, 5.875%, 4/1/29	25,000	23,442
Golden Nugget, Inc., 144A, 6.75%, 10/15/24	50,000	50,000
GPS Hospitality Holding Co. LLC / GPS Finco, Inc., 144A, 7.00%, 8/15/28	10,000	9,000
IRB Holding Corp., 144A, 7.00%, 6/15/25	50,000	52,857
LBM Acquisition LLC, 144A, 6.25%, 1/15/29	50,000	47,875
Lithia Motors, Inc.
144A, 4.625%, 12/15/27	15,000	15,731
144A, 4.375%, 1/15/31	50,000	52,312
Macy’s Retail Holdings LLC
3.625%, 6/1/24	14,000	14,550
5.125%, 1/15/42	15,000	14,545
Michaels Cos., Inc., 144A, 7.875%, 5/1/29	45,000	44,888
Murphy Oil USA, Inc., 144A, 3.75%, 2/15/31	25,000	24,094
NMG Holding Co, Inc. / Neiman Marcus Group LLC, 144A, 7.125%, 4/1/26	60,000	62,874

See Notes to Financial Statements.	30

DBX ETF Trust

Schedule of Investments

Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF (Continued)

November 30, 2021 (Unaudited)

	Principal Amount	Value
Retail (Continued)
Nordstrom, Inc., 4.375%, 4/1/30	$75,000	$73,875
Park River Holdings, Inc.
144A, 5.625%, 2/1/29	10,000	9,475
144A, 6.75%, 8/1/29	10,000	9,950
Party City Holdings, Inc., 144A, 8.75%, 2/15/26	25,000	25,250
Penske Automotive Group, Inc., 3.50%, 9/1/25	10,000	10,194
PetSmart, Inc. / PetSmart Finance Corp., 144A, 4.75%, 2/15/28	25,000	25,288
QVC, Inc.
4.45%, 2/15/25	50,000	52,909
5.95%, 3/15/43	5,000	5,024
Sizzling Platter LLC / Sizzling Platter Finance Corp., 144A, 8.50%, 11/28/25	10,000	10,188
Specialty Building Products Holdings LLC / SBP Finance Corp., 144A, 6.375%, 9/30/26	72,000	74,160
SRS Distribution, Inc., 144A, 6.00%, 12/1/29	25,000	24,836
Staples, Inc., 144A, 7.50%, 4/15/26	70,000	69,694
Suburban Propane Partners LP/Suburban Energy Finance Corp., 144A, 5.00%, 6/1/31	20,000	19,841
Yum! Brands, Inc., 144A, 4.75%, 1/15/30	50,000	52,852

(Cost $1,043,707)		1,074,234

Toys/Games/Hobbies — 0.1%
Mattel, Inc.
144A, 3.375%, 4/1/26	25,000	25,377
144A, 5.875%, 12/15/27	5,000	5,375

(Cost $31,123)		30,752

Consumer, Non-cyclical — 15.6%
Agriculture — 0.0%
Darling Ingredients, Inc., 144A, 5.25%, 4/15/27
(Cost $9,160)	9,000	9,322

Beverages — 0.1%
Triton Water Holdings, Inc., 144A, 6.25%, 4/1/29
(Cost $30,361)	30,000	29,325

Biotechnology — 0.1%
Emergent BioSolutions, Inc., 144A, 3.875%, 8/15/28 (a)
(Cost $23,636)	25,000	23,805

Commercial Services — 4.5%
Adtalem Global Education, Inc., 144A, 5.50%, 3/1/28	10,000	9,637

	Principal Amount	Value
Commercial Services (Continued)
Allied Universal Holdco LLC / Allied Universal Finance Corp.
144A, 6.625%, 7/15/26	$50,000	$51,750
144A, 9.75%, 7/15/27	38,000	39,947
Allied Universal Holdco LLC / Allied Universal Finance Corp. / Atlas Luxco 4 SARL, 144A, 4.625%, 6/1/28	20,000	19,437
AMN Healthcare, Inc., 144A, 4.625%, 10/1/27	20,000	20,650
Aptim Corp., 144A, 7.75%, 6/15/25	10,000	9,075
APX Group, Inc., 144A, 5.75%, 7/15/29	20,000	19,701
ASGN, Inc., 144A, 4.625%, 5/15/28	50,000	51,530
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 144A, 5.375%, 3/1/29 (a)	49,000	50,164
Brink’s Co., 144A, 4.625%, 10/15/27	10,000	10,223
Garda World Security Corp., 144A, 4.625%, 2/15/27	10,000	9,825
Gartner, Inc., 144A, 4.50%, 7/1/28	35,000	36,507
Herc Holdings, Inc., 144A, 5.50%, 7/15/27	30,000	31,126
IHS Markit Ltd., 4.75%, 8/1/28	50,000	58,237
Metis Merger Sub LLC, 144A, 6.50%, 5/15/29	20,000	19,600
MPH Acquisition Holdings LLC, 144A, 5.75%, 11/1/28 (a)	25,000	22,269
NESCO Holdings II, Inc., 144A, 5.50%, 4/15/29	35,000	35,602
Nielsen Finance LLC / Nielsen Finance Co.
144A, 5.625%, 10/1/28	50,000	51,125
144A, 4.75%, 7/15/31	20,000	19,400
Prime Security Services Borrower LLC / Prime Finance, Inc.
144A, 5.25%, 4/15/24	100,000	105,000
144A, 5.75%, 4/15/26	30,000	31,875
144A, 3.375%, 8/31/27	20,000	18,975
144A, 6.25%, 1/15/28	25,000	25,469
RR Donnelley & Sons Co., 144A, 8.50%, 4/15/29	25,000	37,374
Sabre GLBL, Inc., 144A, 7.375%, 9/1/25	50,000	52,000
Service Corp. International, 5.125%, 6/1/29	50,000	53,437
Square, Inc., 144A, 3.50%, 6/1/31	30,000	30,488
United Rentals North America, Inc.
4.875%, 1/15/28	100,000	104,609
5.25%, 1/15/30	15,000	16,234
WASH Multifamily Acquisition, Inc., 144A, 5.75%, 4/15/26	27,000	27,810

(Cost $1,056,697)		1,069,076

See Notes to Financial Statements.	31

DBX ETF Trust

Schedule of Investments

Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF (Continued)

November 30, 2021 (Unaudited)

	Principal Amount	Value
Cosmetics/Personal Care — 0.4%
Coty, Inc., 144A, 6.50%, 4/15/26	$25,000	$25,670
Edgewell Personal Care Co.
144A, 5.50%, 6/1/28	60,000	62,550
144A, 4.125%, 4/1/29	10,000	9,863

(Cost $96,059)		98,083

Food — 2.5%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC
144A, 5.875%, 2/15/28	73,000	76,932
144A, 3.50%, 3/15/29	20,000	19,864
B&G Foods, Inc., 5.25%, 4/1/25 (a)	34,000	34,552
Kraft Heinz Foods Co.
3.00%, 6/1/26	15,000	15,562
4.25%, 3/1/31	15,000	17,250
5.00%, 7/15/35	10,000	12,322
5.20%, 7/15/45	45,000	57,324
4.375%, 6/1/46	55,000	63,816
4.875%, 10/1/49	50,000	62,500
5.50%, 6/1/50	25,000	33,969
Lamb Weston Holdings, Inc., 144A, 4.125%, 1/31/30	40,000	39,813
Performance Food Group, Inc., 144A, 5.50%, 10/15/27	30,000	30,994
Post Holdings, Inc.
144A, 4.625%, 4/15/30	50,000	49,609
144A, 4.50%, 9/15/31	20,000	19,325
Safeway, Inc., 7.25%, 2/1/31	10,000	11,825
TreeHouse Foods, Inc., 4.00%, 9/1/28 (a)	10,000	9,495
United Natural Foods, Inc., 144A, 6.75%, 10/15/28	10,000	10,763
US Foods, Inc., 144A, 4.75%, 2/15/29	39,000	39,679

(Cost $594,550)		605,594

Healthcare-Products — 1.2%
Avantor Funding, Inc., 144A, 4.625%, 7/15/28	81,000	84,033
Hill-Rom Holdings, Inc., 144A, 4.375%, 9/15/27	25,000	25,961
Hologic, Inc., 144A, 3.25%, 2/15/29	30,000	29,625
Mozart Debt Merger Sub, Inc.
144A, 3.875%, 4/1/29	70,000	69,300
144A, 5.25%, 10/1/29 (a)	40,000	40,100
Teleflex, Inc., 4.625%, 11/15/27	25,000	25,969

(Cost $276,164)		274,988

Healthcare-Services — 4.5%
Akumin, Inc., 144A, 7.00%, 11/1/25	16,000	15,080
Catalent Pharma Solutions, Inc., 144A, 5.00%, 7/15/27	35,000	36,181

	Principal Amount	Value
Healthcare-Services (Continued)
Centene Corp.
4.625%, 12/15/29	$100,000	$106,785
3.00%, 10/15/30	21,000	20,974
2.50%, 3/1/31	35,000	33,512
Charles River Laboratories International, Inc., 144A, 4.00%, 3/15/31	25,000	25,219
CHS/Community Health Systems, Inc.
144A, 6.875%, 4/1/28	15,000	14,250
144A, 6.875%, 4/15/29	40,000	39,400
144A, 4.75%, 2/15/31	25,000	24,633
DaVita, Inc.
144A, 4.625%, 6/1/30	50,000	49,437
144A, 3.75%, 2/15/31	25,000	23,375
Encompass Health Corp., 4.75%, 2/1/30	35,000	35,481
Envision Healthcare Corp., 144A, 8.75%, 10/15/26	20,000	12,437
Global Medical Response, Inc., 144A, 6.50%, 10/1/25	10,000	10,056
HCA, Inc.
7.69%, 6/15/25	100,000	117,350
7.50%, 11/6/33	50,000	71,500
Molina Healthcare, Inc.
144A, 4.375%, 6/15/28	20,000	20,338
144A, 3.875%, 11/15/30	10,000	10,075
Prime Healthcare Services, Inc., 144A, 7.25%, 11/1/25	25,000	26,380
Radiology Partners, Inc., 144A, 9.25%, 2/1/28	10,000	10,238
RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc., 144A, 9.75%, 12/1/26	50,000	52,312
Select Medical Corp., 144A, 6.25%, 8/15/26	30,000	31,538
Surgery Center Holdings, Inc., 144A, 6.75%, 7/1/25 (a)	20,000	20,250
Tenet Healthcare Corp.
144A, 4.875%, 1/1/26	100,000	102,625
144A, 6.25%, 2/1/27	110,000	114,400
144A, 6.125%, 10/1/28	30,000	30,825
US Renal Care, Inc., 144A, 10.625%, 7/15/27	25,000	25,745

(Cost $1,079,076)		1,080,396

Household Products/Wares — 0.2%
ACCO Brands Corp., 144A, 4.25%, 3/15/29 (a)	10,000	9,838
Central Garden & Pet Co., 4.125%, 10/15/30 (a)	10,000	10,000
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc., 144A, 7.00%, 12/31/27	15,000	14,538

(Cost $35,832)		34,376

Pharmaceuticals — 2.1%
AdaptHealth LLC, 144A, 5.125%, 3/1/30	20,000	19,800

See Notes to Financial Statements.	32

DBX ETF Trust

Schedule of Investments

Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF (Continued)

November 30, 2021 (Unaudited)

	Principal Amount	Value
Pharmaceuticals (Continued)
Bausch Health Americas, Inc., 144A, 9.25%, 4/1/26	$30,000	$31,463
Bausch Health Cos., Inc.
144A, 6.125%, 4/15/25	27,000	27,473
144A, 7.00%, 1/15/28	72,000	69,750
144A, 5.00%, 1/30/28	20,000	17,825
144A, 5.25%, 2/15/31	25,000	21,547
Elanco Animal Health, Inc.
5.272%, 8/28/23	18,000	19,102
5.90%, 8/28/28	20,000	22,875
Endo Dac / Endo Finance LLC / Endo Finco, Inc., 144A, 9.50%, 7/31/27 (a)	20,000	20,221
Endo Luxembourg Finance Co I Sarl / Endo US, Inc., 144A, 6.125%, 4/1/29	24,000	23,460
Herbalife Nutrition Ltd / HLF Financing, Inc., 144A, 7.875%, 9/1/25	60,000	63,376
Lannett Co., Inc., 144A, 7.75%, 4/15/26 (a)	20,000	15,300
Organon & Co. / Organon Foreign Debt Co.-Issuer BV
144A, 4.125%, 4/30/28	15,000	14,981
144A, 5.125%, 4/30/31 (a)	30,000	30,675
P&L Development LLC / PLD Finance Corp., 144A, 7.75%, 11/15/25	30,000	30,450
Par Pharmaceutical, Inc., 144A, 7.50%, 4/1/27	15,000	15,206
Prestige Brands, Inc.
144A, 5.125%, 1/15/28	30,000	31,200
144A, 3.75%, 4/1/31	30,000	28,706

(Cost $523,274)		503,410

Diversified — 0.1%
Holding Companies-Diversified — 0.1%
Stena International SA, 144A, 6.125%, 2/1/25
(Cost $14,994)	15,000	15,450

Energy — 13.4%
Energy-Alternate Sources — 0.2%
Atlantica Sustainable Infrastructure PLC, 144A, 4.125%, 6/15/28	10,000	10,056
TerraForm Power Operating LLC, 144A, 5.00%, 1/31/28	43,000	45,096

(Cost $56,592)		55,152

Oil & Gas — 6.1%
Antero Resources Corp., 144A, 7.625%, 2/1/29	40,000	44,044
Apache Corp., 5.10%, 9/1/40	75,000	81,649
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 144A, 7.00%, 11/1/26	25,000	25,500

	Principal Amount	Value
Oil & Gas (Continued)
Callon Petroleum Co.
6.125%, 10/1/24	$25,000	$24,250
144A, 8.00%, 8/1/28 (a)	10,000	9,850
CNX Resources Corp., 144A, 7.25%, 3/14/27	20,000	21,200
Colgate Energy Partners III LLC, 144A, 5.875%, 7/1/29	10,000	9,950
Comstock Resources, Inc., 144A, 6.75%, 3/1/29	45,000	46,969
CrownRock LP / CrownRock Finance, Inc., 144A, 5.625%, 10/15/25	35,000	35,437
CVR Energy, Inc., 144A, 5.25%, 2/15/25	60,000	57,756
Encino Acquisition Partners Holdings LLC, 144A, 8.50%, 5/1/28	20,000	20,325
Endeavor Energy Resources LP / EER Finance, Inc., 144A, 5.75%, 1/30/28	20,000	20,850
Ensign Drilling, Inc., 144A, 9.25%, 4/15/24	10,000	9,900
EQT Corp., 6.625%, 2/1/25	150,000	167,250
Gulfport Energy Operating Corp., 8.00%, 5/17/26	20,000	22,138
Hilcorp Energy I LP / Hilcorp Finance Co., 144A, 5.75%, 2/1/29	50,000	49,862
Laredo Petroleum, Inc., 9.50%, 1/15/25	40,000	40,100
Matador Resources Co., 5.875%, 9/15/26	30,000	30,630
Moss Creek Resources Holdings, Inc., 144A, 7.50%, 1/15/26	30,000	26,568
Murphy Oil Corp.
5.75%, 8/15/25	50,000	51,234
6.375%, 12/1/42	15,000	14,944
Nabors Industries Ltd., 144A, 7.25%, 1/15/26	35,000	30,450
Nabors Industries, Inc., 144A, 7.375%, 5/15/27	20,000	19,627
Parkland Corp.
144A, 5.875%, 7/15/27	10,000	10,525
144A, 4.625%, 5/1/30	25,000	24,537
Patterson-UTI Energy, Inc.
3.95%, 2/1/28	10,000	9,891
5.15%, 11/15/29	10,000	10,390
PBF Holding Co. LLC / PBF Finance Corp., 6.00%, 2/15/28	40,000	24,100
Precision Drilling Corp., 144A, 7.125%, 1/15/26 (a)	20,000	20,200
Range Resources Corp.
4.875%, 5/15/25	50,000	51,437
9.25%, 2/1/26	50,000	53,725
SM Energy Co.
144A, 10.00%, 1/15/25	100,000	109,750
6.50%, 7/15/28	20,000	20,500

See Notes to Financial Statements.	33

DBX ETF Trust

Schedule of Investments

Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF (Continued)

November 30, 2021 (Unaudited)

	Principal Amount	Value
Oil & Gas (Continued)
Southwestern Energy Co.
6.45%, 1/23/25	$60,000	$65,550
5.375%, 3/15/30	30,000	31,238
Sunoco LP / Sunoco Finance Corp., 6.00%, 4/15/27	30,000	31,200
Transocean Guardian Ltd., 144A, 5.875%, 1/15/24	67,000	63,650
Transocean, Inc.
144A, 7.50%, 1/15/26	25,000	18,193
144A, 11.50%, 1/30/27	15,000	14,175
144A, 8.00%, 2/1/27	10,000	6,925
6.80%, 3/15/38	15,000	7,816
Viper Energy Partners LP, 144A, 5.375%, 11/1/27	25,000	25,813

(Cost $1,367,765)		1,460,098

Oil & Gas Services — 1.3%
Archrock Partners LP / Archrock Partners Finance Corp., 144A, 6.25%, 4/1/28	30,000	30,823
CGG SA, 144A, 8.75%, 4/1/27 (a)	13,000	12,935
CSI Compressco LP / CSI Compressco Finance, Inc., 144A, 7.50%, 4/1/25	10,000	10,150
Exterran Energy Solutions LP / EES Finance Corp., 8.125%, 5/1/25	10,000	9,288
Oceaneering International, Inc., 4.65%, 11/15/24	74,000	75,110
Transocean Proteus Ltd., 144A, 6.25%, 12/1/24	13,750	13,836
USA Compression Partners LP / USA Compression Finance Corp., 6.875%, 4/1/26	50,000	51,363
Weatherford International Ltd.
144A, 11.00%, 12/1/24	28,000	29,120
144A, 8.625%, 4/30/30	40,000	39,500
Welltec A/S, 144A, 9.50%, 12/1/22	30,000	30,318

(Cost $289,197)		302,443

Pipelines — 5.8%
Antero Midstream Partners LP / Antero Midstream Finance Corp., 144A, 5.75%, 1/15/28	50,000	51,630
Buckeye Partners LP, 144A, 4.50%, 3/1/28	50,000	49,062
Cheniere Energy Partners LP, 4.50%, 10/1/29	50,000	52,687
Cheniere Energy, Inc., 4.625%, 10/15/28	50,000	51,750
CQP Holdco LP / BIP-V Chinook Holdco LLC, 144A, 5.50%, 6/15/31	30,000	30,456
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 5.75%, 4/1/25	100,000	101,030

	Principal Amount	Value
Pipelines (Continued)
DCP Midstream Operating LP
5.375%, 7/15/25	$50,000	$53,637
5.125%, 5/15/29	15,000	16,687
144A, 6.75%, 9/15/37	25,000	33,656
DT Midstream, Inc., 144A, 4.375%, 6/15/31	50,000	49,935
EnLink Midstream LLC, 5.375%, 6/1/29	25,000	25,250
EnLink Midstream Partners LP
4.15%, 6/1/25	30,000	31,050
5.60%, 4/1/44	25,000	24,008
EQM Midstream Partners LP
4.75%, 7/15/23	34,000	35,445
5.50%, 7/15/28	25,000	26,625
144A, 4.75%, 1/15/31	25,000	25,312
6.50%, 7/15/48	10,000	11,706
Genesis Energy LP / Genesis Energy Finance Corp.
8.00%, 1/15/27	30,000	30,000
7.75%, 2/1/28	25,000	24,563
Global Partners LP / GLP Finance Corp., 7.00%, 8/1/27	15,000	15,525
Hess Midstream Operations LP, 144A, 5.625%, 2/15/26	50,000	51,675
Holly Energy Partners LP / Holly Energy Finance Corp., 144A, 5.00%, 2/1/28	25,000	25,003
ITT Holdings LLC, 144A, 6.50%, 8/1/29	20,000	19,453
New Fortress Energy, Inc.
144A, 6.75%, 9/15/25	25,000	24,094
144A, 6.50%, 9/30/26	25,000	23,563
NGL Energy Operating LLC / NGL Energy Finance Corp., 144A, 7.50%, 2/1/26	40,000	40,072
NGL Energy Partners LP / NGL Energy Finance Corp., 7.50%, 11/1/23 (a)	20,000	19,275
NuStar Logistics LP, 5.625%, 4/28/27	50,000	51,500
Rockies Express Pipeline LLC, 144A, 4.95%, 7/15/29	35,000	36,552
Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 144A, 8.50%, 10/15/26	25,000	25,156
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 144A, 6.00%, 12/31/30	20,000	19,769
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
6.50%, 7/15/27	100,000	106,650
144A, 4.00%, 1/15/32	25,000	25,922
Venture Global Calcasieu Pass LLC
144A, 3.875%, 8/15/29	30,000	30,143
144A, 4.125%, 8/15/31	30,000	30,713
Western Midstream Operating LP
5.30%, 2/1/30	50,000	54,125
5.45%, 4/1/44	25,000	29,281

See Notes to Financial Statements.	34

DBX ETF Trust

Schedule of Investments

Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF (Continued)

November 30, 2021 (Unaudited)

	Principal Amount	Value
Pipelines (Continued)
5.30%, 3/1/48	$25,000	$29,188
6.50%, 2/1/50	15,000	17,193

(Cost $1,318,112)		1,399,341

Financial — 12.6%
Banks — 1.9%
CIT Group, Inc. 5.00%, 8/1/23	50,000	53,000
6.125%, 3/9/28	25,000	29,532
Deutsche Bank AG, 4.50%, 4/1/25 (c)	125,000	133,998
Freedom Mortgage Corp. 144A, 8.25%, 4/15/25 (a)	44,000	43,945
144A, 7.625%, 5/1/26	15,000	14,424
Intesa Sanpaolo SpA 144A, 5.71%, 1/15/26	40,000	44,484
144A, 4.198%, 6/1/32	25,000	25,158
Popular, Inc., 6.125%, 9/14/23	50,000	53,407
UniCredit SpA, 144A, 5.459%, 6/30/35	37,000	40,322

(Cost $427,976)		438,270

Diversified Financial Services — 3.6%
AerCap Holdings NV, 5.875%, 10/10/79 (a)	10,000	10,286
Ally Financial, Inc., 5.75%, 11/20/25	50,000	56,711
Asteroid Private Merger Sub, Inc., 144A, 8.50%, 11/15/29	25,000	25,781
Cobra AcquisitionCo LLC, 144A, 6.375%, 11/1/29	25,000	24,781
Coinbase Global, Inc. 144A, 3.375%, 10/1/28	25,000	23,469
144A, 3.625%, 10/1/31	25,000	23,172
Curo Group Holdings Corp., 144A, 7.50%, 8/1/28	20,000	20,050
Enact Holdings, Inc., 144A, 6.50%, 8/15/25	20,000	21,825
Global Aircraft Leasing Co. Ltd., 144A, 6.50%, 9/15/24, 6.50% Cash or 7.25% PIK, PIK	71,965	69,806
Home Point Capital, Inc., 144A, 5.00%, 2/1/26 (a)	20,000	18,606
LD Holdings Group LLC 144A, 6.50%, 11/1/25	5,000	4,805
144A, 6.125%, 4/1/28 (a)	5,000	4,602
LPL Holdings, Inc., 144A, 4.00%, 3/15/29	25,000	25,250
Midcap Financial Issuer Trust, 144A, 6.50%, 5/1/28	20,000	20,577
Nationstar Mortgage Holdings, Inc., 144A, 5.50%, 8/15/28	56,000	56,114
Navient Corp. 5.50%, 1/25/23	50,000	51,906
MTN, 5.625%, 8/1/33	25,000	23,353

	Principal Amount	Value
Diversified Financial Services (Continued)
NFP Corp. 144A, 4.875%, 8/15/28	$20,000	$19,700
144A, 6.875%, 8/15/28	30,000	29,737
OneMain Finance Corp. 6.875%, 3/15/25	120,000	132,150
7.125%, 3/15/26	45,000	50,667
PennyMac Financial Services, Inc., 144A, 4.25%, 2/15/29	30,000	27,788
PHH Mortgage Corp., 144A, 7.875%, 3/15/26 (a)	20,000	20,700
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc., 144A, 3.875%, 3/1/31	40,000	39,512
StoneX Group, Inc., 144A, 8.625%, 6/15/25	10,000	10,600
United Wholesale Mortgage LLC 144A, 5.50%, 11/15/25	10,000	9,925
144A, 5.75%, 6/15/27	10,000	9,864
144A, 5.50%, 4/15/29	15,000	14,306
VistaJet Malta Finance PLC / XO Management Holding, Inc., 144A, 10.50%, 6/1/24	15,000	16,125

(Cost $836,361)		862,168

Insurance — 1.6%
Acrisure LLC / Acrisure Finance, Inc. 144A, 7.00%, 11/15/25	35,000	34,912
144A, 4.25%, 2/15/29	36,000	33,860
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 144A, 6.75%, 10/15/27	41,000	41,615
AmWINS Group, Inc., 144A, 4.875%, 6/30/29	15,000	14,812
AssuredPartners, Inc., 144A, 5.625%, 1/15/29	20,000	19,350
Genworth Holdings, Inc., 4.80%, 2/15/24 (a)	50,000	52,100
Global Atlantic Fin Co., 144A, 4.70%, 10/15/51	15,000	15,207
HUB International Ltd., 144A, 7.00%, 5/1/26	80,000	82,000
Liberty Mutual Group, Inc. 144A, 7.80%, 3/15/37	10,000	14,027
144A, 4.125%, 12/15/51	30,000	29,978
144A, 4.30%, 2/1/61	10,000	9,350
MBIA, Inc., 5.70%, 12/1/34	10,000	9,938
Radian Group, Inc., 6.625%, 3/15/25	25,000	27,406

(Cost $378,471)		384,555

Real Estate — 0.9%
Cushman & Wakefield US Borrower LLC, 144A, 6.75%, 5/15/28	20,000	21,600
Howard Hughes Corp. 144A, 5.375%, 8/1/28	35,000	36,601
144A, 4.375%, 2/1/31	10,000	9,913

See Notes to Financial Statements.	35

DBX ETF Trust

Schedule of Investments

Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF (Continued)

November 30, 2021 (Unaudited)

	Principal Amount	Value
Real Estate (Continued)
Hunt Cos., Inc., 144A, 5.25%, 4/15/29	$25,000	$24,312
Kennedy-Wilson, Inc. 4.75%, 3/1/29	15,000	15,195
5.00%, 3/1/31	10,000	10,225
Newmark Group, Inc., 6.125%, 11/15/23	10,000	10,663
Realogy Group LLC / Realogy Co.-Issuer Corp. 144A, 9.375%, 4/1/27	75,000	81,196
144A, 5.75%, 1/15/29	15,000	15,206

(Cost $223,837)		224,911

Real Estate Investment Trusts — 3.9%
American Finance Trust, Inc. / American Finance Operating Partner LP, 144A, 4.50%, 9/30/28	20,000	19,794
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL, 144A, 5.75%, 5/15/26 (a)	45,000	46,462
Diversified Healthcare Trust, 4.375%, 3/1/31	15,000	14,194
HAT Holdings I LLC / HAT Holdings II LLC, 144A, 3.75%, 9/15/30	25,000	24,570
Iron Mountain, Inc. 144A, 4.875%, 9/15/27	75,000	76,125
144A, 4.50%, 2/15/31	50,000	49,125
iStar, Inc., 4.75%, 10/1/24	25,000	25,934
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 144A, 4.25%, 2/1/27	45,000	44,959
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc. 144A, 4.625%, 6/15/25	72,000	77,220
5.75%, 2/1/27	100,000	113,000
MPT Operating Partnership LP / MPT Finance Corp. 5.00%, 10/15/27	50,000	52,462
3.50%, 3/15/31	25,000	24,781
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer, 144A, 4.875%, 5/15/29	10,000	10,013
RHP Hotel Properties LP / RHP Finance Corp., 144A, 4.50%, 2/15/29	20,000	19,550
SBA Communications Corp. 3.875%, 2/15/27	50,000	51,234
144A, 3.125%, 2/1/29	40,000	38,100
Service Properties Trust 7.50%, 9/15/25	40,000	42,550
4.95%, 2/15/27	25,000	23,975
4.95%, 10/1/29	25,000	23,384
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 144A, 7.875%, 2/15/25	50,000	52,413

	Principal Amount	Value
Real Estate Investment Trusts (Continued)
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, 144A, 6.50%, 2/15/29	$36,000	$34,560
VICI Properties LP / VICI Note Co., Inc. 144A, 3.50%, 2/15/25	15,000	15,225
144A, 4.25%, 12/1/26	50,000	51,688

(Cost $904,199)		931,318

Venture Capital — 0.7%
Compass Group Diversified Holdings LLC, 144A, 5.25%, 4/15/29	58,000	59,885
Icahn Enterprises LP / Icahn Enterprises Finance Corp. 6.25%, 5/15/26	50,000	51,625
5.25%, 5/15/27	45,000	45,813

(Cost $159,017)		157,323

Industrial — 9.9%
Aerospace/Defense — 2.3%
Bombardier, Inc. 144A, 7.50%, 12/1/24	71,000	73,840
144A, 7.125%, 6/15/26	25,000	25,875
144A, 7.875%, 4/15/27 (a)	65,000	67,112
Howmet Aerospace, Inc. 5.125%, 10/1/24	86,000	92,496
6.875%, 5/1/25	20,000	22,900
5.95%, 2/1/37	25,000	29,281
Spirit AeroSystems, Inc. 144A, 7.50%, 4/15/25	50,000	52,563
4.60%, 6/15/28	25,000	23,750
TransDigm, Inc. 144A, 6.25%, 3/15/26	27,000	28,148
7.50%, 3/15/27	50,000	52,250
4.875%, 5/1/29	35,000	34,133
Triumph Group, Inc., 144A, 6.25%, 9/15/24	50,000	50,375

(Cost $529,556)		552,723

Building Materials — 0.7%
Builders FirstSource, Inc., 144A, 5.00%, 3/1/30	25,000	26,624
Standard Industries, Inc. 144A, 4.75%, 1/15/28	70,000	70,700
144A, 4.375%, 7/15/30	17,000	16,809
144A, 3.375%, 1/15/31	17,000	15,750
Summit Materials LLC / Summit Materials Finance Corp., 144A, 5.25%, 1/15/29	27,000	28,276
Victors Merger Corp., 144A, 6.375%, 5/15/29	10,000	9,375

(Cost $167,019)		167,534

Electrical Components & Equipment — 0.6%
EnerSys, 144A, 5.00%, 4/30/23	50,000	51,750

See Notes to Financial Statements.	36

DBX ETF Trust

Schedule of Investments

Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF (Continued)

November 30, 2021 (Unaudited)

	Principal Amount	Value
Electrical Components & Equipment (Continued)
WESCO Distribution, Inc. 144A, 7.125%, 6/15/25	$50,000	$52,875
144A, 7.25%, 6/15/28	40,000	43,500

(Cost $145,578)		148,125

Electronics — 0.8%
Imola Merger Corp., 144A, 4.75%, 5/15/29	49,000	49,297
Sensata Technologies BV, 144A, 5.625%, 11/1/24	100,000	109,875
Sensata Technologies, Inc., 144A, 3.75%, 2/15/31	20,000	19,813

(Cost $175,963)		178,985

Engineering & Construction — 0.7%
AECOM, 5.125%, 3/15/27	35,000	37,627
Artera Services LLC, 144A, 9.033%, 12/4/25	15,000	15,131
Brand Industrial Services, Inc., 144A, 8.50%, 7/15/25	55,000	54,450
Cellnex Finance Co. SA, 144A, 3.875%, 7/7/41	20,000	19,547
MasTec, Inc., 144A, 4.50%, 8/15/28	10,000	10,287
Tutor Perini Corp., 144A, 6.875%, 5/1/25 (a)	30,000	30,155

(Cost $162,553)		167,197

Environmental Control — 0.9%
Clean Harbors, Inc., 144A, 5.125%, 7/15/29	5,000	5,328
Covanta Holding Corp., 6.00%, 1/1/27	50,000	51,795
GFL Environmental, Inc. 144A, 3.75%, 8/1/25	50,000	50,875
144A, 4.00%, 8/1/28 (a)	20,000	19,400
144A, 3.50%, 9/1/28	10,000	9,737
144A, 4.75%, 6/15/29	25,000	25,000
Madison IAQ LLC, 144A, 5.875%, 6/30/29	50,000	48,152

(Cost $211,460)		210,287

Machinery-Construction & Mining — 0.1%
Terex Corp., 144A, 5.00%, 5/15/29
(Cost $20,432)	20,000	20,405

Machinery-Diversified — 0.2%
Titan Acquisition Ltd. / Titan Co-Borrower LLC, 144A, 7.75%, 4/15/26
(Cost $47,670)	50,000	50,187

Miscellaneous Manufacturing — 0.2%
FXI Holdings, Inc., 144A, 12.25%, 11/15/26	25,000	28,094
Hillenbrand, Inc., 5.75%, 6/15/25	15,000	15,698

(Cost $37,744)		43,792

	Principal Amount	Value
Packaging & Containers — 2.9%
ARD Finance SA, 144A, 6.50%, 6/30/27, 6.50% Cash or 7.25% PIK, PIK	$80,000	$82,800
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC, 144A, 4.00%, 9/1/29	10,000	9,728
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 144A, 4.125%, 8/15/26	25,000	25,312
Ball Corp. 5.25%, 7/1/25	20,000	21,975
4.875%, 3/15/26	76,000	82,792
2.875%, 8/15/30	30,000	28,524
Berry Global, Inc., 144A, 5.625%, 7/15/27	39,000	40,463
Crown Americas LLC / Crown Americas Capital Corp. V, 4.25%, 9/30/26	30,000	31,650
Graham Packaging Co., Inc., 144A, 7.125%, 8/15/28	25,000	25,500
Graphic Packaging International LLC 4.125%, 8/15/24	46,000	48,415
144A, 3.50%, 3/1/29	10,000	9,887
Intelligent Packaging Ltd Finco, Inc. / Intelligent Packaging Ltd Co.-Issuer LLC, 144A, 6.00%, 9/15/28	10,000	10,150
Intertape Polymer Group, Inc., 144A, 4.375%, 6/15/29	20,000	19,975
LABL, Inc. 144A, 10.50%, 7/15/27	50,000	52,063
144A, 5.875%, 11/1/28	25,000	24,926
Mauser Packaging Solutions Holding Co., 144A, 7.25%, 4/15/25 (a)	35,000	34,475
Owens-Brockway Glass Container, Inc., 144A, 5.875%, 8/15/23	36,000	37,620
Sealed Air Corp., 144A, 5.50%, 9/15/25	57,000	62,629
Trivium Packaging Finance BV, 144A, 5.50%, 8/15/26	50,000	52,000

(Cost $695,740)		700,884

Transportation — 0.4%
Altera Infrastructure LP/Teekay Offshore Finance Corp., 144A, 8.50%, 7/15/23	10,000	5,550
First Student Bidco, Inc. / First Transit Parent, Inc., 144A, 4.00%, 7/31/29	25,000	23,809
Navios South American Logistics, Inc. / Navios Logistics Finance US, Inc., 144A, 10.75%, 7/1/25	10,000	10,606
Watco Cos. LLC / Watco Finance Corp., 144A, 6.50%, 6/15/27	35,000	36,925
XPO Logistics, Inc., 144A, 6.25%, 5/1/25	25,000	26,130

(Cost $108,397)		103,020

See Notes to Financial Statements.	37

DBX ETF Trust

Schedule of Investments

Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF (Continued)

November 30, 2021 (Unaudited)

	Principal Amount	Value
Trucking & Leasing — 0.1%
Fortress Transportation and Infrastructure Investors LLC, 144A, 5.50%, 5/1/28
(Cost $18,578)	$18,000	$17,685

Technology — 3.7%
Computers — 1.1%
Booz Allen Hamilton, Inc., 144A, 3.875%, 9/1/28	40,000	40,301
Diebold Nixdorf, Inc., 144A, 9.375%, 7/15/25	10,000	10,600
Exela Intermediate LLC / Exela Finance, Inc., 144A, 10.00%, 7/15/23	10,000	8,250
NCR Corp., 144A, 6.125%, 9/1/29	25,000	26,578
Presidio Holdings, Inc., 144A, 8.25%, 2/1/28	25,000	26,125
Seagate HDD Cayman 4.875%, 6/1/27	10,000	10,912
4.091%, 6/1/29	60,000	61,698
144A, 3.375%, 7/15/31	5,000	4,738
Vericast Corp., 144A, 11.00%, 9/15/26	20,000	21,000
Western Digital Corp., 4.75%, 2/15/26	50,000	54,083

(Cost $256,412)		264,285

Office/Business Equipment — 0.4%
Pitney Bowes, Inc. 4.625%, 3/15/24	10,000	10,275
144A, 6.875%, 3/15/27	12,000	12,375
Xerox Corp. 4.375%, 3/15/23	25,000	25,687
6.75%, 12/15/39	27,000	29,464
Xerox Holdings Corp., 144A, 5.50%, 8/15/28 (a)	25,000	25,188

(Cost $102,004)		102,989

Semiconductors — 0.2%
Amkor Technology, Inc., 144A, 6.625%, 9/15/27	15,000	15,844
Entegris, Inc., 144A, 4.375%, 4/15/28	10,000	10,237
ON Semiconductor Corp., 144A, 3.875%, 9/1/28	15,000	15,356

(Cost $41,619)		41,437

Software — 2.0%
Black Knight InfoServ LLC, 144A, 3.625%, 9/1/28	12,000	11,700
Camelot Finance SA, 144A, 4.50%, 11/1/26	15,000	15,544
CDK Global, Inc., 144A, 5.25%, 5/15/29	25,000	26,531
Clarivate Science Holdings Corp., 144A, 4.875%, 7/1/29	38,000	37,335
Fair Isaac Corp., 144A, 4.00%, 6/15/28	20,000	20,075

	Principal Amount	Value
Software (Continued)
MSCI, Inc. 144A, 4.00%, 11/15/29	$50,000	$51,890
144A, 3.625%, 11/1/31	25,000	25,489
Open Text Corp., 144A, 3.875%, 12/1/29	25,000	24,883
Open Text Holdings, Inc., 144A, 4.125%, 2/15/30	30,000	29,813
PTC, Inc., 144A, 3.625%, 2/15/25	25,000	25,281
Rackspace Technology Global, Inc., 144A, 5.375%, 12/1/28 (a)	50,000	48,250
SS&C Technologies, Inc., 144A, 5.50%, 9/30/27	50,000	52,125
Twilio, Inc., 3.875%, 3/15/31	33,000	32,835
Veritas US, Inc. / Veritas Bermuda Ltd., 144A, 7.50%, 9/1/25	70,000	72,692
Ziff Davis, Inc., 144A, 4.625%, 10/15/30	14,000	14,140

(Cost $497,623)		488,583

Utilities — 1.5%
Electric — 1.3%
Calpine Corp.
144A, 5.25%, 6/1/26	45,000	46,055
144A, 5.00%, 2/1/31	25,000	24,129
144A, 3.75%, 3/1/31	20,000	19,150
Clearway Energy Operating LLC, 144A, 4.75%, 3/15/28	50,000	52,687
Edison International, Series A, 5.375%, Perpetual (b)	43,000	44,320
NextEra Energy Operating Partners LP, 144A, 4.50%, 9/15/27	50,000	53,063
Pattern Energy Operations LP / Pattern Energy Operations, Inc., 144A, 4.50%, 8/15/28	20,000	20,400
PG&E Corp. 5.00%, 7/1/28 (a)	20,000	20,700
5.25%, 7/1/30	20,000	20,650
Pike Corp., 144A, 5.50%, 9/1/28	10,000	10,075

(Cost $308,749)		311,229

Gas — 0.2%
AmeriGas Partners LP / AmeriGas Finance Corp., 5.625%, 5/20/24
(Cost $53,356)	50,000	53,563

TOTAL CORPORATE BONDS
(Cost $23,197,395)		23,623,214

	Number of Shares
SECURITIES LENDING COLLATERAL — 1.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (d)(e) (Cost $268,412)	268,412	268,412

See Notes to Financial Statements.	38

DBX ETF Trust

Schedule of Investments

Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF (Continued)

November 30, 2021 (Unaudited)

	Number of Shares	Value
CASH EQUIVALENTS — 0.5%
DWS Government Money Market Series “Institutional Shares”, 0.04% (d) (Cost $122,390)	122,390	$122,390

TOTAL INVESTMENTS — 100.3% (Cost $23,588,197)		$24,014,016
Other assets and liabilities, net — (0.3%)		(63,615)

NET ASSETS — 100.0%		$23,950,401

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2021 is as follows:

Value ($) at 5/31/2021	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2021	Value ($) at 11/30/2021
CORPORATE BONDS — 0.6%
Financial — 0.6%
Deutsche Bank AG, 4.50%, 4/1/25 (c)
81,427	53,086		—	—	(515)	2,736	—	125,000	133,998

SECURITIES LENDING COLLATERAL — 1.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (d)(e)
123,494	144,918	(f)	—	—	—	13	—	268,412	268,412

CASH EQUIVALENTS — 0.5%
DWS Government Money Market Series “Institutional Shares”, 0.04% (d)
104,701	1,997,879		(1,980,190)	—	—	30	—	122,390	122,390

309,622	2,195,883		(1,980,190)	—	(515)	2,779	—	515,802	524,800

(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2021 amounted to $803,172, which is 3.4% of net assets.

(b)	Perpetual, callable security with no stated maturity date.
(c)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $563,714.

(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2021.

MTN:	Medium Term Note
PIK:	Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REIT:	Real Estate Investment Trust
REGS:	Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Financial Statements.	39

DBX ETF Trust

Schedule of Investments

Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF (Continued)

November 30, 2021 (Unaudited)

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2021 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (g)	$—	$23,623,214	$—	$23,623,214
Short-Term Investments (g)	390,802	—	—	390,802

TOTAL	$390,802	$23,623,214	$—	$24,014,016

(g)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.	40

DBX ETF Trust

Schedule of Investments

Xtrackers Municipal Infrastructure Revenue Bond ETF

November 30, 2021 (Unaudited)

	Principal Amount	Value
MUNICIPAL BONDS — 98.2%
Alabama — 0.3%
Alabama Federal Aid Highway Finance Authority, Government FD/ Grant Revenue, Series A, 5.00%, 6/1/37	$200,000	$248,320
Lower Alabama Gas District, Natural Gas Revenue, Series A, 5.00%, 9/1/31	160,000	205,325

(Cost $416,972)		453,645

Arizona — 1.6%
City of Mesa AZ Utility System Revenue, Multiple Utility Revenue, Series A, 5.00%, 7/1/43	500,000	626,717
Salt River Project Agricultural Improvement & Power District, Electric, Power & Light Revenue, Series A, 5.00%, 1/1/33	35,000	43,413
Series A, 5.00%, 1/1/38	450,000	538,528
Series A, 5.00%, 1/1/39	500,000	615,909
Series A, 5.00%, 1/1/47	500,000	634,813

(Cost $2,313,636)		2,459,380

California — 19.7%
Alameda Corridor Transportation Authority,Transit Revenue, Series B, 5.00%, 10/1/35	165,000	194,260
Bay Area Toll Authority, Highway Revenue Tolls, 3.25%, 4/1/36	260,000	280,282
Series S-7, 4.00%, 4/1/37	65,000	75,307
4.00%, 4/1/38	25,000	28,944
Series 7, 4.00%, 4/1/42	250,000	288,536
Sub-Series S-H, 5.00%, 4/1/44	490,000	611,504
4.00%, 4/1/47	255,000	292,589
4.00%, 4/1/49	25,000	28,650
Sub-Series S-8, 3.00%, 4/1/54	300,000	316,885
Series F-1, 4.00%, 4/1/56	200,000	229,466
Series F-1, 5.00%, 4/1/56	100,000	122,755
Sub-Series S-8, 5.00%, 4/1/56	900,000	1,124,880
City of Long Beach CA Harbor Revenue, Private Airport & Marina Revenue, Series C, 5.00%, 5/15/47	30,000	36,095
City of Los Angeles Department of Airports, Private Airport & Marina Revenue, Series A, 5.00%, 5/15/34	40,000	51,886
Series A, 5.00%, 5/15/36	35,000	45,298
5.00%, 5/15/37	30,000	38,773
Series A, 5.00%, 5/15/38	235,000	303,428
5.00%, 5/15/39	40,000	51,623
5.00%, 5/15/40	55,000	70,871
Series D, AMT, 5.00%, 5/15/43	125,000	154,188
Series A, AMT, 4.00%, 5/15/44	1,225,000	1,409,838
Series C, AMT, 5.00%, 5/15/44	200,000	242,828
Series A, AMT, 5.00%, 5/15/46	250,000	317,099
Series A, AMT, 5.00%, 5/15/47	100,000	119,639
Series B, 5.00%, 5/15/48	250,000	321,937

	Principal Amount	Value
California (Continued)
Series F, AMT, 3.00%, 5/15/49	$330,000	$346,272
Series F, AMT, 4.00%, 5/15/49	500,000	572,013
Series D, AMT, 5.00%, 5/15/49	100,000	122,458
Series C, AMT, 4.00%, 5/15/50	500,000	578,253
City of Sacramento CA Transient Occupancy Tax Revenue, Hotel Occupancy Tax, Series A, 5.00%, 6/1/48	25,000	29,627
City of San Francisco CA Public Utilities Commission Water Revenue, Water Revenue, Series D, 5.00%, 11/1/32	150,000	185,297
Series D, 3.00%, 11/1/50	340,000	365,615
Series C, 4.00%, 11/1/50	1,000,000	1,194,048
East Bay Municipal Utility District Water System Revenue, Water Revenue, Series A, 5.00%, 6/1/45	100,000	122,055
Los Angeles County Metropolitan Transportation Authority, Sales Tax Revenue, Series A, 5.00%, 6/1/33	100,000	122,416
Series A, 5.00%, 6/1/33	25,000	33,044
Series A, 5.00%, 6/1/34	155,000	204,494
Series A, 5.00%, 6/1/35	25,000	32,904
Series A, 5.00%, 6/1/37	375,000	491,464
Series A, 5.00%, 7/1/42	225,000	273,567
Series A, 5.00%, 7/1/44	175,000	218,269
Los Angeles County Sanitation Districts Financing Authority, Sewer Revenue, Series A, 4.00%, 10/1/42	100,000	109,495
Los Angeles Department of Water & Power Power System Revenue, Electric, Power & Light Revenue, Series D, 5.00%, 7/1/32	50,000	64,640
Series D, 5.00%, 7/1/34	30,000	37,640
Series D, 5.00%, 7/1/35	130,000	162,896
Series B, 5.00%, 7/1/39	100,000	130,289
Series B, 5.00%, 7/1/40	260,000	338,188
Series A, 5.00%, 7/1/42	500,000	599,436
Series C, 5.00%, 7/1/42	120,000	146,194
Series D, 5.00%, 7/1/43	125,000	155,088
Series D, 5.00%, 7/1/44	105,000	133,086
Series A, 5.00%, 7/1/45	60,000	74,883
Series A, 5.00%, 7/1/46	750,000	870,196
Series C, 5.00%, 7/1/47	175,000	212,563
Los Angeles Department of Water & Power Water System Revenue, Water Revenue, Series A, 5.00%, 7/1/41	300,000	350,308
Series A, 5.00%, 7/1/41	200,000	240,545
Series A, 5.00%, 7/1/41	165,000	214,762
Series B, 5.00%, 7/1/43	315,000	391,951
Series A, 5.00%, 7/1/44	50,000	60,081
Series A, 5.00%, 7/1/48	60,000	73,201
Series A, 5.00%, 7/1/50	210,000	269,748
Los Angeles Department of Water & Power, Electric, Power & Light Revenue, Series B, 5.00%, 7/1/48	500,000	645,930

See Notes to Financial Statements.	41

DBX ETF Trust

Schedule of Investments

Xtrackers Municipal Infrastructure Revenue Bond ETF (Continued)

November 30, 2021 (Unaudited)

	Principal Amount	Value
California (Continued)
Metropolitan Water District of Southern California, Water Revenue, Series C, 5.00%, 7/1/39	$25,000	$32,691
Series C, 5.00%, 7/1/40	100,000	130,261
Series A, 5.00%, 10/1/45	210,000	268,407
Norman Y Mineta San Jose International Airport SJC, Private Airport & Marina Revenue, Series A, AMT, 5.00%, 3/1/41	990,000	1,170,908
Riverside County Transportation Commission, Highway Revenue Tolls, Series B-1, 3.00%, 6/1/49	1,000,000	1,059,695
Sacramento Municipal Utility District, Electric, Power & Light Revenue, Series H, 4.00%, 8/15/45	400,000	477,735
San Diego County Regional Airport Authority, Private Airport & Marina Revenue, Series A, 5.00%, 7/1/49	200,000	246,804
San Francisco City & County Airport Commission-San Francisco International Airport, Private Airport & Marina Revenue, Series 2020A, AMT, 5.00%, 5/1/37	1,100,000	1,394,039
Series A, AMT, 5.00%, 5/1/37	1,000,000	1,241,322
Series A, AMT, 5.00%, 5/1/39	50,000	61,864
AMT, 5.00%, 5/1/43	320,000	388,535
Series A, AMT, 5.00%, 5/1/44	150,000	184,514
Series E, AMT, 5.00%, 5/1/45	1,225,000	1,502,693
Series C, 5.00%, 5/1/46	600,000	706,313
Series A, AMT, 5.00%, 5/1/47	200,000	239,007
Series D, AMT, 5.25%, 5/1/48	870,000	1,065,623
Series A, AMT, 4.00%, 5/1/49	1,300,000	1,482,459
Series A, AMT, 5.00%, 5/1/49	200,000	245,057
Series F, 5.00%, 5/1/50	900,000	1,110,281
Series E, AMT, 5.00%, 5/1/50	370,000	453,265
San Francisco City & County Airport Comm-San Francisco International Airport, Private Airport & Marina Revenue, Series D, AMT, 5.00%, 5/1/48	75,000	90,724
San Francisco City & County Public Utilities Commission Wastewater Revenue, Sewer Revenue, Series A, 4.00%, 10/1/43	85,000	99,260
Southern California Public Power Authority, Natural Gas Revenue, Series A, 5.00%, 11/1/33	305,000	413,370
State of California Department of Water Resources, Water Revenue, Series BB, 5.00%, 12/1/32	70,000	94,080
Series BB, 5.00%, 12/1/33	45,000	60,379
Series BB, 5.00%, 12/1/34	25,000	33,470
Series BB, 5.00%, 12/1/35	25,000	33,401

(Cost $29,888,335)		31,216,634

	Principal Amount	Value
Colorado — 3.0%
City & Co.unty of Denver Co., Hotel Occupancy Tax, Series A, 4.00%, 8/1/51	$700,000	$831,044
City & County of Denver Co. Airport System Revenue, Private Airport & Marina Revenue, Series A, AMT, 5.00%, 12/1/32	285,000	351,587
Series A, AMT, 5.00%, 12/1/34	330,000	405,838
Sub-Series A, AMT, 5.00%, 12/1/36	300,000	418,377
Series A, AMT, 5.00%, 12/1/38	320,000	391,588
Series A, AMT, 4.00%, 12/1/43	650,000	740,571
Series A, AMT, 5.00%, 12/1/43	325,000	395,316
Series A, AMT, 5.00%, 12/1/48	700,000	845,988
Sub-Series B, 5.00%, 12/1/48	40,000	49,228
City of Colorado Springs CO Utilities System Revenue, Multiple Utility Revenue, Series B, 4.00%, 11/15/51	100,000	119,632
Colorado Bridge Enterprise, Miscellaneous Revenue, AMT, 4.00%, 6/30/51	250,000	279,204

(Cost $4,529,056)		4,828,373

Connecticut — 0.4%
State of Connecticut Special Tax Revenue, Fuel Sales Tax Revenue, 5.00%, 5/1/37	300,000	385,640
5.00%, 5/1/38	250,000	320,811

(Cost $692,131)		706,451

District of Columbia — 4.2%
District of Columbia Water & Sewer Authority, Water Revenue, Series A, 5.00%, 10/1/39	245,000	287,320
Series B, 5.00%, 10/1/49	250,000	305,578
District of Columbia, Income Tax Revenue, Series A, 4.00%, 3/1/39	80,000	95,259
Series A, 5.00%, 3/1/44	500,000	634,426
Series C, 5.00%, 5/1/45	125,000	159,700
Metropolitan Washington Airports Authority Aviation Revenue, Private Airport & Marina Revenue, AMT, 5.00%, 10/1/42	130,000	157,644
Series A, AMT, 5.00%, 10/1/46	400,000	508,380
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Highway Revenue Tolls, Series B, 4.00%, 10/1/44	1,000,000	1,139,977
Series B, 5.00%, 10/1/47	500,000	612,614
Series B, 3.00%, 10/1/50	700,000	733,892
Series B, 4.00%, 10/1/53	1,350,000	1,519,443
Washington Metropolitan Area Transit Authority, Transit Revenue, Series B, 5.00%, 7/1/42	365,000	438,964

(Cost $6,419,507)		6,593,197

See Notes to Financial Statements.	42

DBX ETF Trust

Schedule of Investments

Xtrackers Municipal Infrastructure Revenue Bond ETF (Continued)

November 30, 2021 (Unaudited)

	Principal Amount	Value
Florida — 8.3%
Central Florida Expressway Authority, Highway Revenue Tolls, 5.00%, 7/1/38	$105,000	$127,125
City of Cape Coral FL Water & Sewer Revenue, Water Revenue, 5.00%, 10/1/39	150,000	182,911
City of Gainesville FL Utilities System Revenue, Multiple Utility Revenue, Series A, 5.00%, 10/1/47	100,000	124,832
City of Tampa FL Water & Wastewater System Revenue, Water Revenue, Series A, 5.00%, 10/1/54	1,000,000	1,272,047
County of Broward FL Airport System Revenue, Private Airport & Marina Revenue, Series A, AMT, 4.00%, 10/1/44	100,000	115,248
Series A, AMT, 4.00%, 10/1/49	150,000	171,796
County of Broward FL Port Facilities Revenue, Private Airport & Marina Revenue, Series B, AMT, 4.00%, 9/1/44	500,000	570,838
County of Miami-Dade FL Aviation Revenue, Private Airport & Marina Revenue, Series B, AMT, 5.00%, 10/1/40	520,000	620,693
Series A, AMT, 4.00%, 10/1/44	400,000	456,924
Series A, AMT, 5.00%, 10/1/44	1,000,000	1,226,557
Series A, AMT, 5.00%, 10/1/49	380,000	462,337
County of Miami-Dade FL Transit System, Sales Tax Revenue, 4.00%, 7/1/38	90,000	100,699
Series A, 4.00%, 7/1/49	500,000	581,614
County of Miami-Dade FL Water & Sewer System Revenue, Water Revenue, 5.00%, 10/1/43	50,000	62,066
Series A, 4.00%, 10/1/44	165,000	187,596
Series B, 4.00%, 10/1/44	150,000	175,488
Series A, 3.375%, 10/1/47	105,000	114,713
4.00%, 10/1/48	400,000	462,634
Series B, 3.00%, 10/1/49	355,000	383,099
Series B, 4.00%, 10/1/49	1,000,000	1,157,081
4.00%, 10/1/51	275,000	324,340
Greater Orlando Aviation Authority, Private Airport & Marina Revenue, Sub-Series A, AMT, 5.00%, 10/1/42	250,000	300,663
Series A, AMT, 5.00%, 10/1/44	165,000	203,871
Sub-Series A, AMT, 4.00%, 10/1/47	40,000	45,177
Sub-Series A, AMT, 5.00%, 10/1/47	100,000	120,202
Series A, AMT, 4.00%, 10/1/49	500,000	572,652
Sub-Series A, AMT, 5.00%, 10/1/52	500,000	599,722
Series A, AMT, 3.25%, 10/1/54	250,000	266,316
Hillsborough County Aviation Authority, Private Airport & Marina Revenue, Series F, 5.00%, 10/1/48	195,000	241,247
JEA Electric System Revenue, Electric, Power & Light Revenue, Series 3A, 3.00%, 10/1/40	500,000	541,506

	Principal Amount	Value
Florida (Continued)
Putnam County Development Authority, Electric, Power & Light Revenue, Series A, 5.00%, 3/15/42	$250,000	$299,570
Tampa-Hillsborough County Expressway Authority, Highway Revenue Tolls, Series B, 4.00%, 7/1/42	1,000,000	1,143,866

(Cost $12,689,735)		13,215,430

Georgia — 0.9%
City of Atlanta GA Department of Aviation, Private Airport & Marina Revenue, Series B, AMT, 4.00%, 7/1/49	200,000	228,203
City of Atlanta GA Water & Wastewater, Water Revenue, Series B, 5.00%, 11/1/47	250,000	306,936
Development Authority of Burke County, Electric, Power & Light Revenue, Series C, 4.125%, 11/1/45	25,000	28,394
Series D, 4.125%, 11/1/45	290,000	329,367
George L Smith II Congress Center Authority, Industrial Revenue, Series A, 4.00%, 1/1/54	350,000	397,492
Main Street Natural Gas, Inc., Natural Gas Revenue, Series A, 5.00%, 5/15/43	30,000	36,164
Metropolitan Atlanta Rapid Transit Authority, Sales Tax Revenue, Series C, 3.25%, 7/1/39	120,000	130,570

(Cost $1,374,048)		1,457,126

Hawaii — 0.3%
State of Hawaii Airports System Revenue, Private Airport & Marina Revenue, Series A, AMT, 5.00%, 7/1/43
(Cost $444,088)	400,000	483,328

Illinois — 6.4%
Chicago O’Hare International Airport, Private Airport & Marina Revenue, Series A, 5.00%, 1/1/35	50,000	63,286
Series A, 4.00%, 1/1/36	250,000	296,302
Series B, 5.00%, 1/1/37	25,000	29,869
Series B, 5.00%, 1/1/38	145,000	173,129
Series B, 5.00%, 1/1/39	50,000	59,653
Series D, AMT, 5.00%, 1/1/42	825,000	971,426
Series A, AMT, 4.00%, 1/1/43	40,000	45,635
Series B, 4.00%, 1/1/44	75,000	86,001
Series D, 5.00%, 1/1/47	930,000	1,103,592
Series B, 5.00%, 1/1/48	1,285,000	1,565,501
Series D, 5.00%, 1/1/52	460,000	545,078
Series D, AMT, 5.00%, 1/1/52	1,150,000	1,355,242
Series B, 4.00%, 1/1/53	100,000	113,829
Series A, AMT, 4.375%, 1/1/53	25,000	28,665
Series B, 5.00%, 1/1/53	500,000	607,656
Illinois State Toll Highway Authority, Highway Revenue Tolls, Series A, 5.00%, 1/1/41	30,000	38,508
Series A, 5.00%, 1/1/42	550,000	662,840

See Notes to Financial Statements.	43

DBX ETF Trust

Schedule of Investments

Xtrackers Municipal Infrastructure Revenue Bond ETF (Continued)

November 30, 2021 (Unaudited)

	Principal Amount	Value
Illinois (Continued)
Series A, 4.00%, 1/1/44	$340,000	$395,520
Series A, 5.00%, 1/1/44	800,000	992,456
Series A, 5.00%, 1/1/45	775,000	981,233

(Cost $9,747,569)		10,115,421

Indiana — 0.2%
Indiana Finance Authority, Sewer Revenue, Series A, 5.00%, 10/1/41	100,000	118,984
Indiana Municipal Power Agency, Electric, Power & Light Revenue, 5.00%, 1/1/42	200,000	236,504

(Cost $331,463)		355,488

Kentucky — 0.2%
Kentucky Economic Development Finance Authority, Lease Revenue, Series A, 4.00%, 12/1/41	255,000	296,234
Kentucky Municipal Power Agency, Electric, Power & Light Revenue, Series A, 4.00%, 9/1/39	45,000	49,370
Louisville & Jefferson County Metropolitan Sewer District, Sewer Revenue, Series A, 3.00%, 5/15/46	10,000	10,579

(Cost $328,776)		356,183

Louisiana — 0.8%
East Baton Rouge Sewerage Commission, Sewer Revenue, Series A, 4.00%, 2/1/45	245,000	285,207
Jefferson Sales Tax District, Sales Tax Revenue, Series B, 4.00%, 12/1/42	100,000	118,929
Louisiana Local Government Environmental Facilities & Community Development Authority, Industrial Revenue, 3.50%, 11/1/32	535,000	587,371
New Orleans Aviation Board, Private Airport & Marina Revenue, Series B, AMT, 5.00%, 1/1/48	250,000	295,022

(Cost $1,220,562)		1,286,529

Maryland — 0.7%
Maryland State Transportation Authority, Highway Revenue Tolls, 4.00%, 7/1/50	750,000	881,941
State of Maryland Department of Transportation, Fuel Sales Tax Revenue, 3.50%, 10/1/33	190,000	211,468

(Cost $1,076,518)		1,093,409

Massachusetts — 1.0%
Commonwealth of Massachusetts, Hotel Occupancy Tax, 5.50%, 1/1/34	185,000	252,606
Massachusetts Bay Transportation Authority Sales Tax Revenue, Sales Tax Revenue, Series B-1, 5.00%, 7/1/50	35,000	43,191
Series A-1, 4.00%, 7/1/51	180,000	215,351

	Principal Amount	Value
Massachusetts (Continued)
Massachusetts Port Authority, Private Airport & Marina Revenue, Series C, AMT, 5.00%, 7/1/44	$400,000	$490,468
Series E, AMT, 5.00%, 7/1/51	505,000	637,842

(Cost $1,607,620)		1,639,458

Michigan — 0.9%
Great Lakes Water Authority Sewage Disposal System Revenue, Water Revenue, Series C, 5.00%, 7/1/36	430,000	508,300
Great Lakes Water Authority Water Supply System Revenue, Water Revenue, Series A, 5.00%, 7/1/46	125,000	145,561
Lansing Board of Water & Light, Electric, Power & Light Revenue, Series A, 5.00%, 7/1/44	575,000	720,315
Series A, 5.00%, 7/1/48	90,000	112,177

(Cost $1,427,338)		1,486,353

Minnesota — 0.1%
Minneapolis-St Paul Metropolitan Airports Commission, Private Airport & Marina Revenue, Series C, 5.00%, 1/1/46
(Cost $120,354)	100,000	118,747

Missouri — 0.2%
Metropolitan St Louis Sewer District, Sewer Revenue, Series A, 5.00%, 5/1/47
(Cost $275,371)	245,000	292,925

Nevada — 0.9%
County of Clark Department of Aviation, Private Airport & Marina Revenue, Sub-Series A-2, 5.00%, 7/1/40	50,000	61,204
Las Vegas Convention & Visitors Authority, Hotel Occupancy Tax, Series B, 5.00%, 7/1/43	840,000	1,014,406
Series B, 4.00%, 7/1/49	250,000	281,063

(Cost $1,245,277)		1,356,673

New Jersey — 2.0%
New Jersey Transportation Trust Fund Authority, Appropriations, Series A, 4.00%, 6/15/36	100,000	117,472
New Jersey Turnpike Authority, Highway Revenue Tolls, Series A, 5.00%, 1/1/31	10,000	12,056
Series B, 5.00%, 1/1/31	20,000	24,726
Series B, 5.00%, 1/1/32	30,000	37,084
Series G, 4.00%, 1/1/33	130,000	151,652
Series A, 5.00%, 1/1/33	45,000	54,203
Series B, 5.00%, 1/1/33	135,000	166,819
Series A, 5.00%, 1/1/34	25,000	30,081
Series B, 5.00%, 1/1/34	130,000	160,704
Series G, 5.00%, 1/1/35	295,000	364,319
Series G, 5.00%, 1/1/37	40,000	49,250

See Notes to Financial Statements.	44

DBX ETF Trust

Schedule of Investments

Xtrackers Municipal Infrastructure Revenue Bond ETF (Continued)

November 30, 2021 (Unaudited)

	Principal Amount	Value
New Jersey (Continued)
Series G, 3.25%, 1/1/38	$595,000	$649,248
Series E, 5.00%, 1/1/45	500,000	564,120
Series A, 5.00%, 1/1/48	685,000	842,221

(Cost $3,028,339)		3,223,955

New York — 22.9%
Long Island Power Authority, Electric, Power & Light Revenue, 5.00%, 9/1/33	95,000	119,943
5.00%, 9/1/35	40,000	50,569
5.00%, 9/1/42	185,000	225,519
Series B, 5.00%, 9/1/46	100,000	117,691
5.00%, 9/1/47	60,000	73,028
Metropolitan Transportation Authority, Fuel Sales Tax Revenue, Series A, 5.25%, 11/15/32	350,000	423,467
Metropolitan Transportation Authority, Transit Revenue, Series D, 5.00%, 11/15/32	25,000	30,204
Series C-1, 5.00%, 11/15/33	30,000	36,212
Series D, 5.00%, 11/15/33	50,000	60,354
Series C-1, 5.00%, 11/15/34	50,000	60,245
Series C-1, 4.00%, 11/15/35	30,000	33,984
Series C-1, 3.25%, 11/15/36	430,000	462,052
Series C-1, 4.00%, 11/15/37	155,000	174,728
Series B, 5.00%, 11/15/37	900,000	1,048,814
Series C-1, 4.00%, 11/15/38	50,000	56,279
Series A-2, 4.00%, 11/15/41	500,000	578,069
Series D, 4.00%, 11/15/42	325,000	362,912
Series A, Sub-Series A-2, 5.00%, 11/15/44	100,000	122,146
Series E, 4.00%, 11/15/45	1,000,000	1,139,526
Series C-1, 4.75%, 11/15/45	1,000,000	1,196,641
Sub-Series A, 5.00%, 11/15/45	75,000	90,015
Series D, 4.00%, 11/15/46	790,000	877,122
Series D-2, 4.00%, 11/15/48	630,000	715,577
Series A-1-GROUP 1, 5.00%, 11/15/48	600,000	728,418
Series D-3, 4.00%, 11/15/49	140,000	158,914
Series D-3, 4.00%, 11/15/50	250,000	283,559
Series C-1, 5.00%, 11/15/50	1,110,000	1,345,667
Series A-1, 4.00%, 11/15/52	775,000	872,507
Series B, 5.00%, 11/15/52	115,000	137,377
Series A-1-GROUP 2, 4.00%, 11/15/54	845,000	979,008
Series C-1, 5.25%, 11/15/55	250,000	308,085
New York City Transitional Finance Authority Future Tax Secured Revenue, Income Tax Revenue, Series A, Sub-Series E-1, 5.00%, 2/1/36	200,000	240,808
Sub-Series A-1, 5.00%, 5/1/40	500,000	586,826
Sub-Series A-1, 4.00%, 5/1/42	15,000	16,534
New York City Water & Sewer System, Water Revenue, Series EE, 5.00%, 6/15/33	500,000	609,692
Series CC-1, 4.00%, 6/15/37	95,000	109,522
Sub-Series CC-1, 5.00%, 6/15/38	500,000	599,830
Series AA, 4.00%, 6/15/40	1,490,000	1,772,639
Series FF, 5.00%, 6/15/40	100,000	123,770

	Principal Amount	Value
New York (Continued)
Sub-Series EE-2, 5.00%, 6/15/40	$135,000	$170,670
4.00%, 6/15/42	400,000	474,163
Series AA-2, 4.00%, 6/15/42	500,000	597,739
Series BB-1, 3.00%, 6/15/44	150,000	162,225
Sub-Series CC-1, 5.00%, 6/15/46	300,000	352,864
Series DD, 5.00%, 6/15/47	1,000,000	1,192,592
Series CC-1, 5.00%, 6/15/48	965,000	1,162,968
Series DD-1, 5.00%, 6/15/48	300,000	366,911
Series BB-1, 4.00%, 6/15/49	200,000	234,631
Series CC-1, 4.00%, 6/15/49	200,000	234,631
Series DD-1, 5.00%, 6/15/49	400,000	496,503
Series AA-1, 3.00%, 6/15/50	245,000	261,603
Series BB-1, 3.00%, 6/15/50	1,000,000	1,067,769
Series DD-1, 3.00%, 6/15/50	500,000	532,177
Series BB-1, 4.00%, 6/15/50	285,000	336,291
Series GG-1, 4.00%, 6/15/50	605,000	708,313
Sub-Series DD-1, 4.00%, 6/15/50	600,000	702,460
Series AA-1, 5.00%, 6/15/50	140,000	179,221
Series AA-1, 3.00%, 6/15/51	300,000	320,197
Series CC-1, 5.00%, 6/15/51	250,000	322,013
New York Convention Center Development Corp., Hotel Occupancy Tax, Series A, 5.00%, 11/15/46	25,000	29,354
New York Liberty Development Corp., Industrial Revenue, 2.625%, 9/15/69	505,000	523,098
New York Power Authority, Electric, Power & Light Revenue, Series A, 3.25%, 11/15/60	2,000,000	2,178,412
Series A, 4.00%, 11/15/60	525,000	611,028
New York State Dormitory Authority, Income Tax Revenue, Series A, 4.00%, 3/15/37	25,000	29,939
New York State Environmental Facilities Corp., Water Revenue, 5.00%, 6/15/42	50,000	61,103
Sub-Series E, 5.00%, 6/15/42	100,000	122,206
5.00%, 6/15/47	50,000	61,012
New York Transportation Development Corp., Industrial Revenue, AMT, 5.00%, 1/1/30	485,000	587,382
AMT, 5.00%, 1/1/31	175,000	211,076
AMT, 5.00%, 1/1/32	40,000	48,129
AMT, 5.00%, 1/1/34	500,000	599,786
AMT, 4.00%, 1/1/36	270,000	303,764
Port Authority of New York & New Jersey, Private Airport & Marina Revenue, 5.00%, 11/1/31	700,000	906,190
Triborough Bridge & Tunnel Authority, Highway Revenue Tolls, Series A, 4.00%, 11/15/54	450,000	526,935
Triborough Bridge & Tunnel Authority, Miscellaneous Taxes, Series A-1, 5.00%, 5/15/51	2,000,000	2,565,428

(Cost $34,330,081)		36,169,036

See Notes to Financial Statements.	45

DBX ETF Trust

Schedule of Investments

Xtrackers Municipal Infrastructure Revenue Bond ETF (Continued)

November 30, 2021 (Unaudited)

	Principal Amount	Value
North Carolina — 0.4%
City of Charlotte NC Airport Special Facilities Revenue, Private Airport & Marina Revenue, Series A, 5.00%, 7/1/47	$25,000	$30,503
County of Union NC Enterprise System Revenue, Water Revenue, 3.00%, 6/1/51	505,000	549,718

(Cost $565,719)		580,221

Ohio — 1.0%
Franklin County Convention Facilities Authority, Industrial Revenue, 5.00%, 12/1/51	100,000	114,640
Northeast Ohio Regional Sewer District, Sewer Revenue, 3.00%, 11/15/40	100,000	111,071
Ohio Turnpike & Infrastructure Commission, Highway Revenue Tolls, Series A, 5.00%, 2/15/46	275,000	355,348
Ohio Water Development Authority Water Pollution Control Loan Fund, Water Revenue, Series A, 5.00%, 12/1/29	10,000	12,298
Series A, 5.00%, 6/1/30	10,000	12,306
Series A, 5.00%, 12/1/50	750,000	955,945

(Cost $1,535,452)		1,561,608

Oklahoma — 0.5%
Oklahoma Turnpike Authority, Highway Revenue Tolls, Series C, 4.00%, 1/1/42	350,000	400,553
Series A, 5.00%, 1/1/43	280,000	335,859

(Cost $679,559)		736,412

Oregon — 0.9%
Port of Portland OR Airport Revenue, Private Airport & Marina Revenue, Series 24B, AMT, 5.00%, 7/1/47	1,000,000	1,178,010
State of Oregon Department of Transportation, Fuel Sales Tax Revenue, Series A, 5.00%, 11/15/40	75,000	97,887
Sub-Series A, 5.00%, 11/15/42	65,000	82,658

(Cost $1,250,533)		1,358,555

Pennsylvania — 5.6%
Allegheny County Airport Authority, Private Airport & Marina Revenue, Series A, AMT, 5.00%, 1/1/51	450,000	558,926
City of Philadelphia PA Airport Revenue, Private Airport & Marina Revenue, Series B, AMT, 5.00%, 7/1/42	50,000	59,685
Series B, AMT, 5.00%, 7/1/47	300,000	356,155
City of Philadelphia PA Water & Wastewater, Water Revenue, Series A, 5.00%, 11/1/45	500,000	638,365
Series A, 5.00%, 10/1/48	35,000	43,121
Series A, 5.00%, 11/1/50	500,000	630,749

	Principal Amount	Value
Pennsylvania (Continued)
Delaware River Joint Toll Bridge Commission, Highway Revenue Tolls, 5.00%, 7/1/42	$365,000	$438,091
Pennsylvania Turnpike Commission, Fran. Tax & Bus. LIC Fees, Series A, 5.25%, 12/1/44	565,000	720,955
Series A, 5.00%, 12/1/48	480,000	592,889
Pennsylvania Turnpike Commission, Highway Revenue Tolls, Series B-2, 5.00%, 6/1/34	500,000	606,410
Sub-Series B-1, 5.00%, 6/1/42	100,000	119,327
Series A, 3.00%, 12/1/42	160,000	170,110
Series A-1, 5.00%, 12/1/42	25,000	30,174
Series A-2, 5.00%, 12/1/43	250,000	309,667
Sub-Series A, 5.00%, 12/1/44	500,000	625,211
Series A-1, 5.00%, 12/1/46	900,000	1,053,750
Series A-1, 5.00%, 12/1/47	500,000	609,254
Sub-Series A, 4.00%, 12/1/49	100,000	117,075
Series B, 5.00%, 12/1/50	960,000	1,225,111

(Cost $8,521,023)		8,905,025

South Carolina — 0.7%
South Carolina Ports Authority, Private Airport & Marina Revenue, Series A, 3.00%, 7/1/49	100,000	106,082
South Carolina Public Service Authority, Electric, Power & Light Revenue, Series A, 4.00%, 12/1/42	465,000	546,196
South Carolina Public Service Authority, Nuclear Revenue, Series A, 5.00%, 12/1/55	365,000	416,096

(Cost $1,012,154)		1,068,374

Tennessee — 1.3%
Metropolitan Nashville Airport Authority, Private Airport & Marina Revenue, Series B, 5.00%, 7/1/49	125,000	154,688
Series B, AMT, 4.00%, 7/1/54	550,000	625,960
Series A, 5.00%, 7/1/54	525,000	653,622
Series B, AMT, 5.00%, 7/1/54	500,000	615,377

(Cost $2,004,481)		2,049,647

Texas — 7.4%
Central Texas Regional Mobility Authority, Highway Revenue Tolls, Series E, 5.00%, 1/1/45	100,000	124,314
Series B, 5.00%, 1/1/46	100,000	125,775
Series B, 4.00%, 1/1/51	50,000	58,027
City of Austin TX Electric Utility Revenue, Electric, Power & Light Revenue, Series B, 5.00%, 11/15/49	625,000	789,650
City of Austin TX Water & Wastewater System Revenue, Water Revenue, Series C, 5.00%, 11/15/50	305,000	392,349
City of Dallas TX Waterworks & Sewer System Revenue, Water Revenue, Series C, 4.00%, 10/1/49	100,000	119,264

See Notes to Financial Statements.	46

DBX ETF Trust

Schedule of Investments

Xtrackers Municipal Infrastructure Revenue Bond ETF (Continued)

November 30, 2021 (Unaudited)

	Principal Amount	Value
Texas (Continued)
City of Houston TX Airport System Revenue, Private Airport & Marina Revenue, Sub-Series A, AMT, 4.00%, 7/1/46	$500,000	$585,051
City of Houston TX Combined Utility System, Water Revenue, Series B, 5.00%, 11/15/36	500,000	599,017
Series B, 5.00%, 11/15/42	30,000	36,818
Series D, 5.00%, 11/15/43	30,000	37,591
Series C, 3.00%, 11/15/47	600,000	646,833
Series C, 4.00%, 11/15/49	55,000	65,530
Series B, 5.00%, 11/15/49	200,000	251,322
City of San Antonio TX Electric & Gas Systems, Electric, Power & Light Revenue, 5.00%, 2/1/34	220,000	283,430
5.00%, 2/1/47	150,000	180,103
County of Harris TX, Highway Revenue Tolls, Series A, 5.00%, 8/15/47	200,000	234,307
Dallas Fort Worth International Airport, Private Airport & Marina Revenue, 4.00%, 11/1/34	35,000	42,429
4.00%, 11/1/35	85,000	102,820
Series B, 4.00%, 11/1/45	500,000	588,461
Harris County Toll Road Authority, Highway Revenue Tolls, Series A, 4.00%, 8/15/48	555,000	635,358
4.00%, 8/15/50	670,000	788,823
Harris County-Houston Sports Authority, Hotel Occupancy Tax, Series A, 3.125%, 11/15/56	100,000	105,372
North Texas Tollway Authority, Highway Revenue Tolls, Series A, 4.00%, 1/1/36	225,000	265,095
Series A, 4.00%, 1/1/37	25,000	29,399
Series A, 3.00%, 1/1/38	500,000	538,442
Series A, 5.00%, 1/1/43	125,000	152,637
Series A, 5.00%, 1/1/48	1,500,000	1,824,142
Series B, 5.00%, 1/1/48	390,000	461,710
4.25%, 1/1/49	30,000	34,407
Series B, 3.00%, 1/1/51	250,000	261,692
San Antonio Water System, Water Revenue, Series A, 4.00%, 5/15/51	250,000	298,738
Texas Water Development Board, Water Revenue, 4.00%, 10/15/45	30,000	35,879
Series A, 5.00%, 10/15/45	600,000	694,626
5.00%, 10/15/46	50,000	59,527
4.00%, 4/15/51	150,000	177,708
West Harris County Regional Water Authority, Water Revenue, 3.00%, 12/15/58	50,000	52,882

(Cost $11,284,772)		11,679,528

	Principal Amount	Value
Utah — 0.9%
City of Salt Lake City UT Airport Revenue, Private Airport & Marina Revenue, Series B, 5.00%, 7/1/42	$70,000	$84,269
Series A, AMT, 5.00%, 7/1/43	400,000	483,050
Series A, AMT, 5.00%, 7/1/47	500,000	597,141
Series B, 5.00%, 7/1/47	30,000	36,025
Series A, AMT, 5.25%, 7/1/48	225,000	274,011

(Cost $1,354,912)		1,474,496

Virginia — 2.1%
Chesapeake Bay Bridge & Tunnel District, Highway Revenue Tolls, 5.00%, 7/1/41	190,000	222,084
Hampton Roads Transportation Accountability Commission, Sales Tax Revenue, Series A, 4.00%, 7/1/45	100,000	118,739
Series A, 4.00%, 7/1/55	700,000	822,963
Series A, 5.00%, 7/1/60	500,000	627,900
Virginia Small Business Financing Authority, Highway Revenue Tolls, AMT, 5.00%, 12/31/52	550,000	654,282
AMT, 5.00%, 12/31/56	750,000	891,599

(Cost $3,157,516)		3,337,567

Washington — 0.8%
Energy Northwest, Nuclear Revenue, Series A, 5.00%, 7/1/38	300,000	379,463
Port of Seattle WA, Private Airport & Marina Revenue, Series C, AMT, 5.25%, 5/1/42	190,000	226,573
AMT, 5.00%, 4/1/44	500,000	611,897

(Cost $1,123,826)		1,217,933

West Virginia — 0.2%
West Virginia Parkways Authority, Highway Revenue Tolls, 5.00%, 6/1/47
(Cost $325,947)	250,000	321,275

Wisconsin — 0.2%
Wisconsin Department of Transportation, Miscellaneous Revenue, Series 2, 5.00%, 7/1/30	45,000	55,235
Wisconsin Health & Educational Facilities Authority, Electric, Power & Light Revenue, 5.00%, 4/1/44	245,000	299,841

(Cost $323,758)		355,076

Guam — 0.1%
Guam Government Waterworks Authority, Water Revenue, 5.00%, 1/1/46
(Cost $129,870)	125,000	140,887

See Notes to Financial Statements.	47

DBX ETF Trust

Schedule of Investments

Xtrackers Municipal Infrastructure Revenue Bond ETF (Continued)

November 30, 2021 (Unaudited)

	Principal Amount	Value
Puerto Rico — 1.1%
Puerto Rico Highway & Transportation Authority, Fuel Sales Tax Revenue, Series CC, 5.25%, 7/1/36	$540,000	$582,965
Series N, 5.25%, 7/1/36	365,000	394,008
Puerto Rico Highway & Transportation Authority, Highway Revenue Tolls, Series L, 5.25%, 7/1/35	655,000	711,701
Series L, 5.25%, 7/1/41	25,000	27,260

(Cost $1,751,699)		1,715,934

TOTAL MUNICIPAL BONDS
(Cost $148,527,997)		155,410,279

TOTAL INVESTMENTS — 98.2% (Cost $148,527,997)		$155,410,279
Other assets and liabilities, net — 1.8%		2,824,545

NET ASSETS — 100.0%		$158,234,824

AMT:	Alternative Minimum Tax

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2021 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Municipal Bonds (a)	$—	$155,410,279	$—	$155,410,279

TOTAL	$—	$155,410,279	$—	$155,410,279

(a)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.	48

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF

November 30, 2021 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 97.6%
Australia — 6.5%
ASX Ltd.	1,080	$69,249
Aurizon Holdings Ltd.	10,793	25,790
BHP Group Ltd.	16,557	462,194
BHP Group PLC	11,804	322,719
Coles Group Ltd.	7,382	94,320
Evolution Mining Ltd.	10,017	28,623
Fortescue Metals Group Ltd.	9,461	114,109
Magellan Financial Group Ltd.	773	18,175
Medibank Pvt Ltd.	15,284	37,388
Rio Tinto Ltd.	2,069	137,167
Wesfarmers Ltd.	6,321	254,841

(Cost $1,510,662)		1,564,575

Austria — 0.2%
OMV AG
(Cost $44,939)	850	44,939

Belgium — 0.2%
Etablissements Franz Colruyt NV	294	13,680
Solvay SA	411	45,763

(Cost $59,443)		59,443

Brazil — 1.8%
Atacadao SA	2,922	7,930
B3 SA — Brasil Bolsa Balcao	34,016	66,904
BB Seguridade Participacoes SA	4,017	14,849
Engie Brasil Energia SA	977	6,664
Equatorial Energia SA	5,066	20,242
Hypera SA	2,332	11,196
TIM SA	4,882	11,927
Vale SA	22,245	275,471
Vibra Energia SA	6,600	25,425

(Cost $552,592)		440,608

Canada — 4.5%
Algonquin Power & Utilities Corp.	3,847	51,851
BCE, Inc.	423	21,200
Canadian Tire Corp. Ltd., Class A	337	44,355
Great-West Lifeco, Inc.	1,668	48,214
Hydro One Ltd., 144A	1,924	46,840
iA Financial Corp., Inc.	642	33,972
IGM Financial, Inc.	464	16,700
Manulife Financial Corp.	10,767	191,704
Nutrien Ltd.	3,185	210,248
Power Corp. of Canada	3,089	99,234
Shaw Communications, Inc., Class B	2,521	72,714
Sun Life Financial, Inc. (a)	3,244	171,532
TELUS Corp.	2,607	59,342

(Cost $964,888)		1,067,906

Chile — 0.3%
Antofagasta PLC	2,157	39,381
Cia Cervecerias Unidas SA	887	7,027
Enel Americas SA	135,071	17,286

(Cost $69,669)		63,694

	Number of Shares	Value
China — 5.5%
A-Living Smart City Services Co. Ltd., 144A	3,110	$7,332
Anhui Conch Cement Co. Ltd., Class A	1,300	7,384
Anhui Conch Cement Co. Ltd., Class H	7,411	33,700
Baoshan Iron & Steel Co. Ltd., Class A	7,500	7,668
China Coal Energy Co. Ltd., Class H	11,296	5,680
China Communications Services Corp. Ltd., Class H	13,781	6,576
China Construction Bank Corp., Class A	3,300	2,981
China Construction Bank Corp., Class H	538,751	351,066
China Feihe Ltd., 144A	19,867	26,453
China Hongqiao Group Ltd.	12,877	12,487
China Lesso Group Holdings Ltd.	5,922	8,645
China Medical System Holdings Ltd.	7,793	12,835
China Pacific Insurance Group Co. Ltd., Class A	2,800	11,895
China Pacific Insurance Group Co. Ltd., Class H	14,279	41,395
China Railway Group Ltd., Class A	6,600	5,485
China Railway Group Ltd., Class H	21,132	10,057
China Railway Signal & Communication Corp. Ltd., Class A	5,000	3,811
China Shenhua Energy Co. Ltd., Class A	2,700	8,273
China Shenhua Energy Co. Ltd., Class H	18,177	37,679
China State Construction Engineering Corp. Ltd., Class A	15,000	10,915
China Vanke Co. Ltd., Class A	4,000	11,454
China Vanke Co. Ltd., Class H	8,967	20,313
China Yangtze Power Co. Ltd., Class A (b)	9,100	27,870
China Yuhua Education Corp. Ltd., 144A	9,683	4,633
CIFI Holdings Group Co. Ltd.	17,045	9,292
Country Garden Holdings Co. Ltd.	46,092	40,677
Gemdale Corp., Class A	1,900	2,980
Haitian International Holdings Ltd.	3,475	9,539
Hello Group, Inc., ADR (a)	966	11,177
Hengan International Group Co. Ltd.	4,040	19,511
Hengli Petrochemical Co. Ltd., Class A	2,000	6,621
Huaxin Cement Co. Ltd., Class A	600	1,667
Industrial & Commercial Bank of China Ltd., Class A	20,800	14,939
Industrial & Commercial Bank of China Ltd., Class H	314,851	166,394
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	3,200	2,660
Jiangsu Expressway Co. Ltd., Class H	6,017	5,850
Lenovo Group Ltd.	40,309	41,209
Logan Group Co. Ltd.	7,392	7,140
Longfor Group Holdings Ltd., 144A	10,174	48,287
New China Life Insurance Co. Ltd., Class A	900	5,350
New China Life Insurance Co. Ltd., Class H	4,363	11,669
Ningxia Baofeng Energy Group Co. Ltd., Class A	1,800	4,584
People’s Insurance Co. Group of China Ltd., Class H	48,404	14,156

See Notes to Financial Statements.	49

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF (Continued)

November 30, 2021 (Unaudited)

	Number of Shares	Value
China (Continued)
PICC Property & Casualty Co. Ltd., Class H	40,506	$34,656
Postal Savings Bank of China Co. Ltd., Class A	8,400	6,692
Postal Savings Bank of China Co. Ltd., Class H, 144A	47,359	32,136
Powerlong Real Estate Holdings Ltd.	9,363	5,645
Seazen Group Ltd. (b)	11,775	8,504
Seazen Holdings Co. Ltd., Class A	600	2,926
Shaanxi Coal Industry Co. Ltd., Class A	3,000	5,589
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	6,040	5,472
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	4,658	8,496
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	600	897
Shenergy Co. Ltd., Class A	3,400	3,284
Shenzhen Overseas Chinese Town Co. Ltd., Class A	3,000	2,790
Sichuan Chuantou Energy Co. Ltd., Class A	2,000	3,582
Sinopharm Group Co. Ltd., Class H	7,591	16,495
Sinotruk Hong Kong Ltd.	3,750	5,561
Tingyi Cayman Islands Holding Corp.	10,981	21,269
Uni-President China Holdings Ltd.	6,780	6,653
Want Want China Holdings Ltd.	29,765	25,161
Yunnan Baiyao Group Co. Ltd., Class A	400	5,541
Zhejiang Expressway Co. Ltd., Class H	6,275	5,916
Zhejiang Weixing New Building Materials Co. Ltd., Class A	300	872
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	2,600	2,846
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	7,002	4,599

(Cost $1,592,268)		1,315,871

Denmark — 0.2%
Tryg A/S
(Cost $45,688)	1,984	47,730

Egypt — 0.0%
Eastern Co. SAE
(Cost $5,481)	5,836	4,147

Finland — 1.1%
Elisa OYJ	788	46,974
Fortum OYJ	2,480	70,932
Orion OYJ, Class B	590	24,100
UPM-Kymmene OYJ	2,984	107,649

(Cost $234,202)		249,655

France — 4.8%
AXA SA	10,810	296,284
Bouygues SA	1,260	42,477
Danone SA	3,639	212,954
Sanofi	6,357	600,055

(Cost $1,126,911)		1,151,770

	Number of Shares	Value
Germany — 3.8%
Allianz SE	2,302	$498,637
BASF SE	5,175	337,150
Evonik Industries AG	1,217	36,452
GEA Group AG	861	43,350

(Cost $954,513)		915,589

Greece — 0.1%
Hellenic Telecommunications Organization SA	1,265	21,721
JUMBO SA	603	8,410

(Cost $31,845)		30,131

Hong Kong — 3.8%
Beijing Enterprises Holdings Ltd.	2,992	10,113
BOC Hong Kong Holdings Ltd.	20,596	62,217
China Everbright Environment Group Ltd.	22,219	14,763
China Gas Holdings Ltd.	17,021	30,610
China Overseas Land & Investment Ltd.	21,287	49,041
China Resources Cement Holdings Ltd.	14,088	10,301
China Resources Land Ltd.	17,929	74,629
China State Construction International Holdings Ltd.	11,618	11,773
China Taiping Insurance Holdings Co. Ltd.	8,843	12,319
CK Infrastructure Holdings Ltd.	3,715	21,516
CLP Holdings Ltd.	9,129	89,465
Guangdong Investment Ltd.	16,026	21,338
Hang Lung Properties Ltd.	11,550	22,905
Hang Seng Bank Ltd.	4,266	75,516
Henderson Land Development Co. Ltd.	8,202	33,562
HKT Trust & HKT Ltd. (c)	22,243	30,187
Hopson Development Holdings Ltd.	3,602	8,779
Kingboard Holdings Ltd.	3,805	19,084
Kingboard Laminates Holdings Ltd.	4,679	8,295
Kunlun Energy Co. Ltd.	22,061	20,771
Lee & Man Paper Manufacturing Ltd.	6,478	4,470
Nine Dragons Paper Holdings Ltd.	8,838	9,931
Power Assets Holdings Ltd.	7,670	46,192
Sino Land Co. Ltd.	18,394	21,990
SITC International Holdings Co. Ltd.	7,483	29,996
Sun Hung Kai Properties Ltd.	7,248	88,138
Wharf Real Estate Investment Co. Ltd.	9,302	47,131
Xinyi Glass Holdings Ltd.	10,386	25,339
Yuexiu Property Co. Ltd.	9,791	9,143

(Cost $1,036,637)		909,514

India — 1.1%
Bajaj Auto Ltd.	392	16,902
Bharat Petroleum Corp. Ltd.	4,853	23,893
GAIL India Ltd.	8,720	15,061
Hero MotoCorp Ltd.	714	23,270
Hindustan Petroleum Corp. Ltd.	3,635	14,273
Indian Oil Corp. Ltd.	11,225	17,767
ITC Ltd.	16,255	47,833
NTPC Ltd.	26,796	45,372
Petronet LNG Ltd.	3,887	11,371
Power Grid Corp. of India Ltd.	17,277	47,530

(Cost $247,456)		263,272

See Notes to Financial Statements.	50

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF (Continued)

November 30, 2021 (Unaudited)

	Number of Shares	Value
Indonesia — 1.2%
PT Adaro Energy Tbk	88,894	$10,551
PT Bank Mandiri Persero Tbk	103,705	50,685
PT Bank Rakyat Indonesia Persero Tbk	381,732	109,009
PT Indofood Sukses Makmur Tbk	29,362	12,916
PT Telkom Indonesia Persero Tbk	274,169	76,379
PT Unilever Indonesia Tbk	40,718	12,736
PT United Tractors Tbk	9,021	13,447

(Cost $246,576)		285,723

Italy — 2.5%
Assicurazioni Generali SpA	6,181	123,353
Enel SpA	45,429	342,962
Snam SpA	11,229	62,868
Terna—Rete Elettrica Nazionale	7,837	58,009

(Cost $654,314)		587,192

Japan — 11.2%
Asahi Kasei Corp.	7,000	66,057
Bridgestone Corp.	3,200	129,781
Daiwa House Industry Co. Ltd.	3,200	93,454
Honda Motor Co. Ltd.	9,100	248,528
Iida Group Holdings Co. Ltd.	800	16,543
ITOCHU Corp.	6,700	192,364
Kajima Corp.	2,600	28,646
KDDI Corp.	9,000	261,570
Kirin Holdings Co. Ltd.	4,700	75,212
Mitsubishi Gas Chemical Co., Inc.	900	14,973
Mitsui & Co. Ltd.	8,700	195,921
Mitsui Chemicals, Inc.	1,000	26,818
MS&AD Insurance Group Holdings, Inc.	2,478	72,368
Nintendo Co. Ltd.	630	277,978
Nippon Telegraph & Telephone Corp.	7,200	198,159
Nippon Yusen KK	900	58,655
Nomura Real Estate Holdings, Inc.	700	15,197
Obayashi Corp.	3,500	25,770
Osaka Gas Co. Ltd.	2,100	33,790
Sekisui House Ltd.	3,375	65,690
SoftBank Corp.	16,100	221,553
Sompo Holdings, Inc.	1,800	74,096
T&D Holdings, Inc.	3,000	35,457
Taisei Corp.	1,100	32,067
Tokio Marine Holdings, Inc.	3,500	175,948
Tosoh Corp.	1,600	22,983
USS Co. Ltd.	1,300	19,074

(Cost $2,680,698)		2,678,652

Kuwait — 0.1%
Mobile Telecommunications Co. KSCP
(Cost $21,978)	11,461	21,558

Malaysia — 0.7%
Malayan Banking Bhd	24,909	47,198
MISC Bhd	6,900	10,895
Petronas Gas Bhd	4,300	17,174
Public Bank Bhd	81,900	76,620
RHB Bank Bhd	9,409	11,796
Sime Darby Bhd	17,400	9,048

(Cost $157,851)		172,731

	Number of Shares	Value
Mexico — 0.9%
Arca Continental SAB de CV	2,408	$14,653
Coca-Cola Femsa SAB de CV	2,890	14,163
Grupo Mexico SAB de CV, Series B	17,445	72,834
Kimberly-Clark de Mexico SAB de CV, Class A	7,972	12,491
Megacable Holdings SAB de CV, Series CPO	1,343	3,715
Orbia Advance Corp. SAB de CV	5,706	13,260
Wal-Mart de Mexico SAB de CV	29,412	92,221

(Cost $196,277)		223,337

Netherlands — 1.3%
Koninklijke Ahold Delhaize NV	5,819	194,203
NN Group NV	1,491	73,743
Randstad NV	694	43,527

(Cost $274,431)		311,473

New Zealand — 0.1%
Spark New Zealand Ltd.
(Cost $29,103)	10,577	33,022

Norway — 0.6%
Aker BP ASA	673	21,155
Gjensidige Forsikring ASA	1,183	26,669
Orkla ASA	4,126	37,504
Yara International ASA	920	44,993

(Cost $137,703)		130,321

Peru — 0.1%
Southern Copper Corp.
(Cost $27,554)	471	27,554

Philippines — 0.1%
Globe Telecom, Inc.	157	10,227
PLDT, Inc.	400	13,337

(Cost $17,510)		23,564

Poland — 0.2%
Cyfrowy Polsat SA	1,662	14,095
Polskie Gornictwo Naftowe i Gazownictwo SA	9,254	12,386
Powszechny Zaklad Ubezpieczen SA	3,311	28,769

(Cost $55,121)		55,250

Russia — 2.3%
Alrosa PJSC	14,479	25,033
Inter RAO UES PJSC	188,952	10,873
LUKOIL PJSC	2,350	208,236
MMC Norilsk Nickel PJSC	353	103,013
Mobile TeleSystems PJSC, ADR	2,615	20,946
Novolipetsk Steel PJSC	8,593	24,991
PhosAgro PJSC, GDR	781	17,229
Polymetal International PLC	1,987	37,105
Polyus PJSC	192	37,429
Severstal PAO	1,174	24,884
Tatneft PJSC	7,791	49,952

(Cost $550,888)		559,691

See Notes to Financial Statements.	51

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF (Continued)

November 30, 2021 (Unaudited)

	Number of Shares	Value
Saudi Arabia — 0.6%
Abdullah Al Othaim Markets Co.	313	$8,927
Advanced Petrochemical Co.	552	10,079
Jarir Marketing Co.	337	16,654
Saudi Telecom Co.	3,322	98,289

(Cost $124,506)		133,949

Singapore — 1.5%
Oversea-Chinese Banking Corp. Ltd.	18,908	151,413
Singapore Exchange Ltd.	4,341	28,272
Singapore Technologies Engineering Ltd.	9,500	26,398
United Overseas Bank Ltd.	6,600	122,599
Venture Corp. Ltd.	1,500	20,249

(Cost $343,574)		348,931

South Africa — 1.0%
African Rainbow Minerals Ltd.	717	9,218
Anglo American Platinum Ltd.	296	31,421
Exxaro Resources Ltd.	1,338	12,676
Gold Fields Ltd.	4,951	58,181
Impala Platinum Holdings Ltd.	4,557	57,546
Kumba Iron Ore Ltd.	354	10,019
Sanlam Ltd.	10,475	36,216
SPAR Group Ltd.	1,027	10,422

(Cost $256,521)		225,699

South Korea — 1.1%
Cheil Worldwide, Inc.	367	6,704
DB Insurance Co. Ltd.	266	12,047
Korea Zinc Co. Ltd.	50	20,772
KT&G Corp.	643	44,332
LG Uplus Corp.	1,074	12,251
POSCO	413	90,743
S-1 Corp.	100	6,187
Samsung Fire & Marine Insurance Co. Ltd.	178	30,269
Samsung Life Insurance Co. Ltd.	391	19,683
SK Square Co. Ltd. *	96	5,495
SK Telecom Co. Ltd.	148	6,790

(Cost $278,652)		255,273

Spain — 1.8%
Enagas SA	1,462	33,061
Iberdrola SA	32,019	356,946
Red Electrica Corp. SA	2,393	50,464

(Cost $358,890)		440,471

Sweden — 0.7%
Electrolux AB, Class B (a)	1,335	29,790
ICA Gruppen AB	560	32,953
Lundin Energy AB	1,182	41,616
Securitas AB, Class B	1,711	24,624
Tele2 AB, Class B	2,736	38,923

(Cost $161,645)		167,906

Switzerland — 13.2%
Adecco Group AG	909	42,042
Baloise Holding AG	272	40,444
Holcim Ltd.	2,909	139,729

	Number of Shares	Value
Switzerland (Continued)
Novartis AG	12,263	$973,195
Roche Holding AG	3,036	1,179,919
SGS SA	33	99,029
Swiss Life Holding AG	181	103,624
Swiss Re AG	1,678	156,739
Swisscom AG	151	83,283
Zurich Insurance Group AG	840	344,115

(Cost $3,138,701)		3,162,119

Taiwan — 6.5%
ASE Technology Holding Co. Ltd.	18,323	67,217
Asia Cement Corp.	11,638	17,580
Asustek Computer, Inc.	3,922	49,722
Cathay Financial Holding Co. Ltd.	44,036	95,026
Compal Electronics, Inc.	24,239	20,181
CTBC Financial Holding Co. Ltd.	103,040	90,423
Fubon Financial Holding Co. Ltd.	42,262	111,110
Hon Hai Precision Industry Co. Ltd.	69,724	259,542
Largan Precision Co. Ltd.	559	40,008
Lite-On Technology Corp.	12,223	26,508
MediaTek, Inc.	8,446	306,802
Micro-Star International Co. Ltd.	3,923	22,998
Nien Made Enterprise Co. Ltd.	981	13,407
Novatek Microelectronics Corp.	3,242	54,277
President Chain Store Corp.	3,144	30,417
Quanta Computer, Inc.	15,006	46,360
Shanghai Commercial & Savings Bank Ltd.	20,909	34,855
Shin Kong Financial Holding Co. Ltd.	60,589	22,990
SinoPac Financial Holdings Co. Ltd.	57,656	31,727
Synnex Technology International Corp.	7,966	16,732
Taishin Financial Holding Co. Ltd.	57,305	38,335
Taiwan Cement Corp.	28,761	47,583
Wistron Corp.	15,316	15,754
Wiwynn Corp.	410	15,483
WPG Holdings Ltd.	8,868	16,043
Yuanta Financial Holding Co. Ltd.	52,200	44,494
Zhen Ding Technology Holding Ltd.	3,967	13,982

(Cost $1,329,033)		1,549,556

Thailand — 0.2%
Bangkok Commercial Asset Management PCL	3,800	2,210
Bangkok Commercial Asset Management PCL, NVDR	7,800	4,537
Osotspa PCL, NVDR	7,300	6,932
PTT Exploration & Production PCL, NVDR	8,100	27,282
Ratch Group PCL, NVDR	3,600	4,621
Sri Trang Gloves Thailand PCL, NVDR	6,000	5,342

(Cost $61,318)		50,924

Turkey — 0.1%
BIM Birlesik Magazalar AS	2,575	13,459
Eregli Demir ve Celik Fabrikalari TAS	7,664	13,010
Ford Otomotiv Sanayi AS	415	7,689

(Cost $36,553)		34,158

See Notes to Financial Statements.	52

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF (Continued)

November 30, 2021 (Unaudited)

	Number of Shares	Value
United Arab Emirates — 1.6%
Abu Dhabi National Oil Co. for Distribution PJSC	12,892	$14,531
Aldar Properties PJSC	21,131	23,127
Emirates NBD Bank PJSC	14,222	51,109
Emirates Telecommunications Group Co. PJSC	19,390	168,609
First Abu Dhabi Bank PJSC	24,524	128,058

(Cost $292,289)		385,434

United Kingdom — 14.1%
3i Group PLC	5,421	99,475
Admiral Group PLC	1,126	44,050
Anglo American PLC	7,224	264,930
BAE Systems PLC	17,826	129,286
British American Tobacco PLC	12,249	409,998
GlaxoSmithKline PLC	28,122	567,383
Hargreaves Lansdown PLC	2,078	36,757
Imperial Brands PLC	5,337	108,878
National Grid PLC	20,274	269,995
Persimmon PLC	1,753	63,477
Rio Tinto PLC	6,305	384,711
Schroders PLC	678	30,821
St James’s Place PLC	3,131	64,144
Tesco PLC	43,001	157,444
Unilever PLC	14,535	742,079

(Cost $3,466,253)		3,373,428

TOTAL COMMON STOCKS (Cost $23,375,133)		23,366,760

PREFERRED STOCKS — 0.3%
Brazil — 0.3%
Bradespar SA	1,395	$12,287
Cia Energetica de Minas Gerais	6,018	13,999
Gerdau SA	6,341	28,962

(Cost $56,804)		55,248

TOTAL PREFERRED STOCKS (Cost $56,804)		55,248

	Number of Shares	Value
RIGHTS — 0.0%
China — 0.0%
CIFI Holdings Group Co. Ltd.*, expires 12/27/21 (Cost $0)	852	$27

EXCHANGE-TRADED FUNDS — 0.5%
WisdomTree Emerging Markets High Dividend Fund	650	27,274
Xtrackers MSCI EAFE High Dividend Yield Equity ETF(a)(d)	4,000	89,840

TOTAL EXCHANGE-TRADED FUNDS (Cost $122,306)		117,114

SECURITIES LENDING COLLATERAL — 1.3%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (e)(f) (Cost $321,432)	321,432	321,432

TOTAL INVESTMENTS — 99.7% (Cost $23,875,675)		$23,860,581
Other assets and liabilities, net — 0.3%		73,773

NET ASSETS — 100.0%		$23,934,354

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2021 is as follows:

Value ($) at 5/31/2021	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2021	Value ($) at 11/30/2021
EXCHANGE-TRADED FUNDS — 0.4%
Xtrackers MSCI EAFE High Dividend Yield Equity ETF (a)(d)
1,257	205,196	(108,094)		(4,036)	(4,483)	1,856	—	4,000	89,840

SECURITIES LENDING COLLATERAL — 1.3%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01%(e)(f)
1,010,219	—	(688,787	) (g)	—	—	11	—	321,432	321,432

CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares”, 0.04% (e)
—	1,774,263	(1,774,263)		—	—	8	—	—	—

1,011,476	1,979,459	(2,571,144)		(4,036)	(4,483)	1,875	—	325,432	411,272

See Notes to Financial Statements.	53

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF (Continued)

November 30, 2021 (Unaudited)

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2021 amounted to $312,324, which is 1.3% of net assets.

(b)	Investment was valued using significant unobservable inputs.
(c)	Stapled Security — A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(d)	Affiliated fund advised by DBX Advisors LLC.
(e)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(f)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $11,156.

(g)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2021.

ADR:	American Depositary Receipt
CPO:	Ordinary Participation Certificates
GDR:	Global Depositary Receipt
KSCP:	Kuwait Shareholding Company Public
NVDR:	Non Voting Depositary Receipt
PJSC:	Public Joint Stock Company
SAE:	Societe Anonyme Egyptienne
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At November 30, 2021, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Depreciation
EURO STOXX 50 Futures	EUR	2	$92,362	$91,781	12/17/2021	$(581)
MSCI EAFE Futures	USD	2	230,330	223,550	12/17/2021	(6,780)
MSCI Emerging Markets Index Future	USD	1	64,640	60,615	12/17/2021	(4,025)

Total unrealized depreciation						$(11,386)

For information on the Fund’s policy and additional disclosures regarding open futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

EUR	Euro
USD	U.S. Dollar

See Notes to Financial Statements.	54

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF (Continued)

November 30, 2021 (Unaudited)

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2021 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (h)	$23,330,386	$—	$36,374	$23,366,760
Preferred Stocks	55,248	—	—	55,248
Rights	—	27	—	27
Exchange-Traded Funds	117,114	—	—	117,114
Short-Term Investments (h)	321,432	—	—	321,432

TOTAL	$23,824,180	$27	$36,374	$23,860,581

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (i)
Futures Contracts	$(11,386)	$—	$—	$(11,386)

TOTAL	$(11,386)	$—	$—	$(11,386)

(h)	See Schedule of Investments for additional detailed categorizations.
(i)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

During the period ended November 30, 2021, the amount of transfers from Level 1 to Level 3 was $34,251. The investments were transferred from Level 1 to Level 3 due to the lack of observable market data due to a decrease in market activity.

See Notes to Financial Statements.	55

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE High Dividend Yield Equity ETF

November 30, 2021 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 99.3%
Australia — 7.9%
ASX Ltd.	5	$321
Aurizon Holdings Ltd.	574,715	1,373,281
BHP Group Ltd.	920,926	25,707,929
Coles Group Ltd.	409,714	5,234,950
Computershare Ltd.	15	203
Evolution Mining Ltd.	573,163	1,637,797
Fortescue Metals Group Ltd.	528,519	6,374,437
Magellan Financial Group Ltd.	916	21,537
Medibank Pvt Ltd.	859,706	2,103,033
Rio Tinto Ltd.	115,656	7,667,552
Wesfarmers Ltd.	353,973	14,270,985

(Cost $67,748,840)		64,392,025

Austria — 0.3%
OMV AG
(Cost $2,369,872)	44,825	2,369,872

Belgium — 0.4%
Etablissements Franz Colruyt NV	16,522	768,807
Solvay SA	22,482	2,503,244

(Cost $3,272,051)		3,272,051

Chile — 0.3%
Antofagasta PLC
(Cost $2,247,240)	122,474	2,236,058

Denmark — 0.3%
Tryg A/S
(Cost $2,594,854)	112,374	2,703,412

Finland — 1.7%
Elisa OYJ	44,420	2,647,955
Fortum OYJ	138,931	3,973,635
Orion OYJ, Class B	33,172	1,355,011
UPM-Kymmene OYJ	167,072	6,027,203

(Cost $12,472,239)		14,003,804

France — 7.9%
AXA SA	599,332	16,426,708
Bouygues SA	71,729	2,418,108
Danone SA	204,127	11,945,502
Sanofi	355,061	33,515,210

(Cost $64,378,287)		64,305,528

Germany — 6.2%
Allianz SE	128,780	27,895,098
BASF SE	284,758	18,551,908
Evonik Industries AG	66,821	2,001,437
GEA Group AG	48,213	2,427,432

(Cost $50,655,115)		50,875,875

Hong Kong — 4.1%
BOC Hong Kong Holdings Ltd.	1,153,461	3,484,419
CK Asset Holdings Ltd.	1,313	7,512
CK Infrastructure Holdings Ltd.	205,534	1,190,359
CLP Holdings Ltd.	510,872	5,006,589
Hang Lung Properties Ltd.	633,579	1,256,455
Hang Seng Bank Ltd.	238,255	4,217,525
Henderson Land Development Co. Ltd.	455,640	1,864,443

	Number of Shares	Value
Hong Kong (Continued)
HKT Trust & HKT Ltd. (a)	1,175,707	$1,595,590
Power Assets Holdings Ltd.	431,181	2,596,759
Sino Land Co. Ltd.	1,047,577	1,252,386
SITC International Holdings Co. Ltd.	415,048	1,663,738
Sun Hung Kai Properties Ltd.	407,657	4,957,238
Wharf Real Estate Investment Co. Ltd.	522,602	2,647,919
Xinyi Glass Holdings Ltd.	565,746	1,380,284

(Cost $34,564,847)		33,121,216

Italy — 4.0%
Assicurazioni Generali SpA (b)	346,414	6,913,346
Enel SpA	2,538,840	19,166,718
Snam SpA	631,103	3,533,378
Terna—Rete Elettrica Nazionale	438,598	3,246,479

(Cost $36,127,070)		32,859,921

Japan — 17.7%
Asahi Kasei Corp.	394,574	3,723,511
Bridgestone Corp.	178,600	7,243,410
Concordia Financial Group Ltd.	341,500	1,242,146
Daiwa House Industry Co. Ltd.	177,371	5,179,992
Honda Motor Co. Ltd.	506,400	13,830,168
Iida Group Holdings Co. Ltd.	44,200	914,013
ITOCHU Corp.	372,200	10,686,265
Japan Tobacco, Inc.	1,000	20,023
Kajima Corp.	141,500	1,558,999
KDDI Corp.	503,300	14,627,593
Kirin Holdings Co. Ltd.	256,400	4,103,032
Mitsubishi Gas Chemical Co., Inc.	49,797	828,451
Mitsui & Co. Ltd.	484,200	10,904,042
Mitsui Chemicals, Inc.	55,700	1,493,738
MS&AD Insurance Group Holdings, Inc.	139,200	4,065,236
Nintendo Co. Ltd.	34,900	15,399,093
Nippon Telegraph & Telephone Corp.	401,300	11,044,630
Obayashi Corp.	203,700	1,499,786
Sekisui House Ltd.	192,824	3,753,059
SoftBank Corp.	895,500	12,323,033
Sompo Holdings, Inc.	99,500	4,095,847
T&D Holdings, Inc.	168,724	1,994,166
Taisei Corp.	59,800	1,743,256
Tokio Marine Holdings, Inc.	196,176	9,861,928
Tosoh Corp.	82,320	1,182,473
USS Co. Ltd.	67,800	994,802

(Cost $144,466,756)		144,312,692

Netherlands — 1.9%
Koninklijke Ahold Delhaize NV	326,724	10,904,101
NN Group NV	84,893	4,198,711

(Cost $12,730,928)		15,102,812

New Zealand — 0.2%
Spark New Zealand Ltd. (Cost $1,726,653)	604,327	1,886,721

Norway — 0.9%
Aker BP ASA	38,886	1,222,316
Gjensidige Forsikring ASA	62,361	1,405,823
Orkla ASA	234,150	2,128,368

See Notes to Financial Statements.	56

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE High Dividend Yield Equity ETF (Continued)

November 30, 2021 (Unaudited)

	Number of Shares	Value
Norway (Continued)
Yara International ASA	52,003	$2,543,261

(Cost $7,721,615)		7,299,768

Singapore — 2.6%
Oversea-Chinese Banking Corp. Ltd.	1,059,307	8,482,800
Singapore Exchange Ltd.	250,850	1,633,731
Singapore Technologies Engineering Ltd.	496,300	1,379,064
United Overseas Bank Ltd.	369,600	6,865,560
Venture Corp. Ltd.	87,400	1,179,866
Wilmar International Ltd.	584,100	1,750,830

(Cost $20,710,822)		21,291,851

Spain — 3.3%
Enagas SA	78,124	1,766,642
Endesa SA	99,040	2,211,195
Iberdrola SA	1,788,689	19,940,203
Red Electrica Corp. SA	134,674	2,840,021

(Cost $26,137,181)		26,758,061

Sweden — 1.1%
Electrolux AB, Class B	70,446	1,571,988
ICA Gruppen AB	31,299	1,841,787
Lundin Energy AB	63,155	2,223,547
Securitas AB, Class B	97,895	1,408,872
Tele2 AB, Class B (b)	155,909	2,218,018

(Cost $8,908,456)		9,264,212

Switzerland — 16.2%
Adecco Group AG	48,444	2,240,548
Baloise Holding AG	14,556	2,164,368
Holcim Ltd.	163,781	7,866,939
Novartis AG	510,663	40,526,357
Roche Holding AG	104,983	40,800,882
Swiss Life Holding AG	9,865	5,647,803
Swiss Re AG	93,505	8,734,139
Swisscom AG	8,084	4,458,692
Zurich Insurance Group AG	47,000	19,254,052

(Cost $130,253,293)		131,693,780

	Number of Shares	Value
United Kingdom — 22.3%
Admiral Group PLC	60,163	$2,353,645
Anglo American PLC	402,106	14,746,666
BAE Systems PLC	1,003,744	7,279,844
British American Tobacco PLC	680,171	22,766,628
GlaxoSmithKline PLC	1,569,719	31,670,275
Hargreaves Lansdown PLC	110,964	1,962,789
Imperial Brands PLC	295,515	6,028,704
National Grid PLC	1,127,329	15,013,007
Persimmon PLC	99,603	3,606,677
Rio Tinto PLC	350,888	21,410,060
Schroders PLC	38,815	1,764,464
St James’s Place PLC	169,087	3,464,029
Tesco PLC	2,412,950	8,834,786
Unilever PLC	808,975	41,301,892

(Cost $186,422,010)		182,203,466

TOTAL COMMON STOCKS (Cost $815,508,129)		809,953,125

SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (c)(d) (Cost $65,732)	65,732	65,732

CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares”, 0.04% (c) (Cost $215,160)	215,160	215,160

TOTAL INVESTMENTS — 99.3% (Cost $815,789,021)		$810,234,017
Other assets and liabilities, net — 0.7%		5,658,803

NET ASSETS — 100.0%		$815,892,820

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2021 is as follows:

Value ($) at 5/31/2021	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2021	Value ($) at 11/30/2021
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (c)(d)
38,049,568	—	(37,983,836	) (e)	—	—	285	—	65,732	65,732

CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares”, 0.04% (c)
508,224	28,903,815	(29,196,879)		—	—	189	—	215,160	215,160

38,557,792	28,903,815	(67,180,715)		—	—	474	—	280,892	280,892

(a)	Stapled Security—A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

See Notes to Financial Statements.	57

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE High Dividend Yield Equity ETF (Continued)

November 30, 2021 (Unaudited)

(b)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2021 amounted to $2,574,854, which is 0.3% of net assets.

(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $2,902,550.

(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2021.

Securities are listed in country of domicile.

At November 30, 2021, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Depreciation
CAC40 10 EURO Futures	EUR	20	$1,605,850	$1,511,906	12/17/2021	$(93,944)
EURO STOXX 50 Futures	EUR	6	284,044	275,344	12/17/2021	(8,700)
FTSE 100 Index Futures	GBP	3	288,362	280,986	12/17/2021	(7,376)
MSCI EAFE Futures	USD	41	4,778,493	4,582,775	12/17/2021	(195,718)

Total unrealized depreciation						$(305,738)

For information on the Fund’s policy and additional disclosures regarding open futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

EUR	Euro
GBP	Pound Sterling
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2021 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (f)	$809,953,125	$—	$—	$809,953,125
Short-Term Investments (f)	280,892	—	—	280,892

TOTAL	$810,234,017	$—	$—	$810,234,017

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (g)
Futures Contracts	$(305,738)	$—	$—	$(305,738)

TOTAL	$(305,738)	$—	$—	$(305,738)

(f)	See Schedule of Investments for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.	58

This Page is Intentionally Left Blank

59

DBX ETF Trust

Statements of Assets and Liabilities

November 30, 2021 (Unaudited)

	Xtrackers Bloomberg US Investment Grade Corporate ESG ETF	Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF	Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF	Xtrackers Municipal Infrastructure Revenue Bond ETF
Assets
Investment in non-affiliated securities at value	$7,617,053	$28,682,062	$23,489,216	$155,410,279
Investment in affiliated securities at value	25,624	—	133,998	—
Investment in DWS Government Money Market Series	26,753	147,950	122,390	—
Investment in DWS Government & Agency Securities Portfolio*	36,822	489,078	268,412	—
Cash	—	—	—	603,396
Receivables:
Investment securities sold	97,282	96,837	925,132	1,792,928
Interest	56,610	398,415	356,182	1,691,932
Securities lending income	22	121	602	—

Total assets	$7,860,166	$29,814,463	$25,295,932	$159,498,535

Liabilities
Payable upon return of securities loaned	$36,822	$489,078	$268,412	$—
Payables:
Investment securities purchased	98,367	99,150	1,073,144	1,244,393
Investment advisory fees	853	8,530	3,975	19,318

Total liabilities	136,042	596,758	1,345,531	1,263,711

Net Assets, at value	$7,724,124	$29,217,705	$23,950,401	$158,234,824

Net Assets Consist of
Paid-in capital	$8,567,872	$30,814,995	$24,812,777	$151,347,062
Distributable earnings (loss)	(843,748)	(1,597,290)	(862,376)	6,887,762

Net Assets, at value	$7,724,124	$29,217,705	$23,950,401	$158,234,824

Number of Common Shares outstanding	350,001	1,400,001	1,150,001	5,400,001

Net Asset Value	$22.07	$20.87	$20.83	$29.30

Investment in non-affiliated securities at cost	$7,375,516	$29,484,482	$23,064,175	$148,527,997

Investment in affiliated securities at cost	$25,007	$—	$133,220	$—

Value of securities loaned	$80,969	$507,026	$803,172	$—

Investment in DWS Government Money Market Series at cost	$26,753	$147,950	$122,390	$—

Investment in DWS Government & Agency Securities Portfolio at cost*	$36,822	$489,078	$268,412	$—

Non-cash collateral for securities on loan	$45,834	$—	$563,714	$—

*	Represents collateral on securities loaned.

See Notes to Financial Statements.	60

DBX ETF Trust

Statements of Assets and Liabilities (Continued)

November 30, 2021 (Unaudited)

	Xtrackers MSCI All World ex US High Dividend Yield Equity ETF	Xtrackers MSCI EAFE High Dividend Yield Equity ETF
Assets
Investment in non-affiliated securities at value	$23,449,309	$809,953,125
Investment in affiliated securities at value	89,840	—
Investment in DWS Government Money Market Series	—	215,160
Investment in DWS Government & Agency Securities Portfolio*	321,432	65,732
Foreign currency at value	87,033	1,966,401
Deposit with broker for futures contracts	22,425	417,604
Receivables:
Investment securities sold	4,129,740	172,481,178
Capital shares	1,212,054	85,309,775
Variation margin on futures contracts	—	40,414
Dividends	66,905	3,185,567
Interest	2	14
Securities lending income	225	7,887
Foreign tax reclaim	36,942	1,226,603

Total assets	$29,415,907	$1,074,869,460

Liabilities
Due to custodian	$74,541	$—
Payable upon return of securities loaned	321,432	65,732
Payables:
Investment securities purchased	3,881,810	188,266,036
Capital shares	1,196,726	70,509,278
Investment advisory fees	4,065	135,594
Variation margin on futures contracts	2,386	—
Deferred foreign tax payable	593	—

Total liabilities	5,481,553	258,976,640

Net Assets, at value	$23,934,354	$815,892,820

Net Assets Consist of
Paid-in capital	$28,110,215	$885,455,456
Distributable earnings (loss)	(4,175,861)	(69,562,636)

Net Assets, at value	$23,934,354	$815,892,820

Number of Common Shares outstanding	1,000,001	36,450,001

Net Asset Value	$23.93	$22.38

Investment in non-affiliated securities at cost	$23,460,137	$815,508,129

Investment in affiliated securities at cost	$94,106	$—

Value of securities loaned	$312,324	$2,574,854

Investment in DWS Government Money Market Series at cost	$—	$215,160

Investment in DWS Government & Agency Securities Portfolio at cost*	$321,432	$65,732

Non-cash collateral for securities on loan	$11,156	$2,902,550

Foreign currency at cost	$90,986	$1,979,800

*	Represents collateral on securities loaned.

See Notes to Financial Statements.	61

DBX ETF Trust

Statements of Operations

For the Six Months Ended November 30, 2021 (Unaudited)

	Xtrackers Bloomberg US Investment Grade Corporate ESG ETF	Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF	Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF	Xtrackers Municipal Infrastructure Revenue Bond ETF
Investment Income
Unaffiliated interest income	$90,914	$641,260	$586,507	$1,735,431
Affiliated interest income	199	—	2,736	—
Income distributions from affiliated funds	5	40	30	—
Affiliated securities lending income	1	17	13	—
Unaffiliated securities lending income, net of borrower rebates	154	672	2,912	—

Total investment income	91,273	641,989	592,198	1,735,431

Expenses
Investment advisory fees	5,532	53,149	23,273	112,702
Other expenses	25	25	25	57

Total expenses	5,557	53,174	23,298	112,759

Less fees waived (see note 3):
Waiver	(3)	(20)	(15)	—

Net expenses	5,554	53,154	23,283	112,759

Net investment income (loss)	85,719	588,835	568,915	1,622,672

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	48,100	12,788	157,242	(60,023)
In-kind redemptions	51,457	—	—	—

Net realized gain (loss)	99,557	12,788	157,242	(60,023)

Net change in unrealized appreciation (depreciation) on:
Investments	(24,150)	(1,260,226)	(599,653)	(275,923)
Investments in affiliates	(296)	—	(515)	—

Net change in unrealized appreciation (depreciation)	(24,446)	(1,260,226)	(600,168)	(275,923)

Net realized and unrealized gain (loss) on investments	75,111	(1,247,438)	(442,926)	(335,946)

Net Increase (Decrease) in Net Assets Resulting from Operations	$160,830	$(658,603)	$125,989	$1,286,726

See Notes to Financial Statements.	62

DBX ETF Trust

Statements of Operations (Continued)

For the Six Months Ended November 30, 2021 (Unaudited)

	Xtrackers MSCI All World ex US High Dividend Yield Equity ETF	Xtrackers MSCI EAFE High Dividend Yield Equity ETF
Investment Income
Unaffiliated dividend income*	$590,210	$15,358,767
Income distributions from affiliated funds	1,864	189
Affiliated securities lending income	11	285
Unaffiliated securities lending income, net of borrower rebates	1,986	42,585

Total investment income	594,071	15,401,826

Expenses
Investment advisory fees	24,779	790,040
Other expenses	57	1,147

Total expenses	24,836	791,187

Less fees waived (see note 3):
Waiver	(80)	(104)

Net expenses	24,756	791,083

Net investment income (loss)	569,315	14,610,743

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments**	(212,548)	(12,996,325)
Investments in affiliates	(4,036)	—
In-kind redemptions	380,428	13,779,011
Futures contracts	823	395,336
Foreign currency transactions	(8,169)	(293,284)

Net realized gain (loss)	156,498	884,738

Net change in unrealized appreciation (depreciation) on:
Investments***	(2,573,775)	(80,895,683)
Investments in affiliates	(4,483)	—
Futures contracts	(12,476)	(624,616)
Foreign currency translations	(5,762)	(100,218)

Net change in unrealized appreciation (depreciation)	(2,596,496)	(81,620,517)

Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	(2,439,998)	(80,735,779)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,870,683)	$(66,125,036)

* Unaffiliated foreign tax withheld	$47,700	$534,364
** Including foreign taxes	$2	$—
*** Net of change in deferred foreign taxes	$(2,054)	$—

See Notes to Financial Statements.	63

DBX ETF Trust

Statements of Changes in Net Assets

	Xtrackers Bloomberg US Investment Grade Corporate ESG ETF		Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF
	For the Six Months Ended November 30, 2021 (Unaudited)	Year Ended May 31, 2021	For the Six Months Ended November 30, 2021 (Unaudited)	Year Ended May 31, 2021
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$85,719	$215,759	$588,835	$1,041,498
Net realized gain (loss)	99,557	251,449	12,788	484,854
Net change in net unrealized appreciation (depreciation)	(24,446)	(229,678)	(1,260,226)	348,646

Net increase (decrease) in net assets resulting from operations	160,830	237,530	(658,603)	1,874,998

Distributions to Shareholders	(90,000)	(218,315)	(609,000)	(1,002,086)

Fund Shares Transactions
Proceeds from shares sold	1,097,308	—	—	20,615,556
Value of shares redeemed	(1,119,611)	(2,252,359)	—	(5,440,721)

Net increase (decrease) in net assets resulting from fund share transactions	(22,303)	(2,252,359)	—	15,174,835

Total net increase (decrease) in Net Assets	48,527	(2,233,144)	(1,267,603)	16,047,747

Net Assets
Beginning of period	7,675,597	9,908,741	30,485,308	14,437,561

End of period	$7,724,124	$7,675,597	$29,217,705	$30,485,308

Changes in Shares Outstanding
Shares outstanding, beginning of period	350,001	450,001	1,400,001	700,001
Shares sold	50,000	—	—	950,000
Shares redeemed	(50,000)	(100,000)	—	(250,000)

Shares outstanding, end of period	350,001	350,001	1,400,001	1,400,001

See Notes to Financial Statements.	64

DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF		Xtrackers Municipal Infrastructure Revenue Bond ETF
	For the Six Months Ended November 30, 2021 (Unaudited)	Year Ended May 31, 2021	For the Six Months Ended November 30, 2021 (Unaudited)	Year Ended May 31, 2021
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$568,915	$1,052,055	$1,622,672	$2,810,931
Net realized gain (loss)	157,242	1,012,134	(60,023)	742,159
Net change in net unrealized appreciation (depreciation)	(600,168)	479,819	(275,923)	5,541,055

Net increase (decrease) in net assets resulting from operations	125,989	2,544,008	1,286,726	9,094,145

Distributions to Shareholders	(572,990)	(1,059,815)	(1,611,032)	(2,889,288)

Fund Shares Transactions
Proceeds from shares sold	7,440,810	2,107,141	20,627,785	46,362,718
Value of shares redeemed	—	(5,206,838)	—	(11,773,539)

Net increase (decrease) in net assets resulting from fund share transactions	7,440,810	(3,099,697)	20,627,785	34,589,179

Total net increase (decrease) in Net Assets	6,993,809	(1,615,504)	20,303,479	40,794,036

Net Assets
Beginning of period	16,956,592	18,572,096	137,931,345	97,137,309

End of period	$23,950,401	$16,956,592	$158,234,824	$137,931,345

Changes in Shares Outstanding
Shares outstanding, beginning of period	800,001	950,001	4,700,001	3,500,001
Shares sold	350,000	100,000	700,000	1,600,000
Shares redeemed	—	(250,000)	—	(400,000)

Shares outstanding, end of period	1,150,001	800,001	5,400,001	4,700,001

See Notes to Financial Statements.	65

DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Xtrackers MSCI All World ex US High Dividend Yield Equity ETF		Xtrackers MSCI EAFE High Dividend Yield Equity ETF
	For the Six Months Ended November 30, 2021 (Unaudited)	Year Ended May 31, 2021	For the Six Months Ended November 30, 2021 (Unaudited)	Year Ended May 31, 2021
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$569,315	$1,040,851	$14,610,743	$29,157,054
Net realized gain (loss)	156,498	138,229	884,738	20,670,571
Net change in net unrealized appreciation (depreciation)	(2,596,496)	5,024,661	(81,620,517)	94,017,999

Net increase (decrease) in net assets resulting from operations	(1,870,683)	6,203,741	(66,125,036)	143,845,624

Distributions to Shareholders	(745,885)	(1,043,240)	(23,034,304)	(24,511,986)

Fund Shares Transactions
Proceeds from shares sold	7,563,405	2,655,173	248,465,898	394,847,467
Value of shares redeemed	(3,641,840)	(5,014,288)	(82,054,321)	(184,212,039)

Net increase (decrease) in net assets resulting from fund share transactions	3,921,565	(2,359,115)	166,411,577	210,635,428

Total net increase (decrease) in Net Assets	1,304,997	2,801,386	77,252,237	329,969,066

Net Assets
Beginning of period	22,629,357	19,827,971	738,640,583	408,671,517

End of period	$23,934,354	$22,629,357	$815,892,820	$738,640,583

Changes in Shares Outstanding
Shares outstanding, beginning of period	850,001	950,001	29,550,001	20,550,001
Shares sold	300,000	100,000	10,550,000	16,750,000
Shares redeemed	(150,000)	(200,000)	(3,650,000)	(7,750,000)

Shares outstanding, end of period	1,000,001	850,001	36,450,001	29,550,001

See Notes to Financial Statements.	66

DBX ETF Trust

Financial Highlights

Xtrackers Bloomberg US Investment Grade Corporate ESG ETF Selected Per Share Data	For the Six Months Ended 11/30/2021 (Unaudited)		Years Ended May 31,
			2021		2020		2019	2018	2017
Net Asset Value, beginning of period	$21.93		$22.02		$23.04		$23.84	$24.09	$23.79

Income (loss) from investment operations:
Net investment income (loss)(a)	0.26		0.53		0.73		0.83	0.78	0.73
Net realized and unrealized gain (loss)	0.15		(0.10	)(b)	(0.98)		(0.32)	(0.28)	0.39

Total from investment operations	0.41		0.43		(0.25)		0.51	0.50	1.12

Less distributions from:
Net investment income	(0.27)		(0.52)		(0.77)		(0.83)	(0.75)	(0.82)
Net realized gains	—		—		—		(0.48)	—	—

Total distributions	(0.27)		(0.52)		(0.77)		(1.31)	(0.75)	(0.82)

Net Asset Value, end of period	$22.07		$21.93		$22.02		$23.04	$23.84	$24.09

Total Return (%)	1.87	**(c)	1.95	(c)	(1.16	)(c)	2.28 (c)	2.05	4.79

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	8		8		10		7	10	6
Ratio of expenses before fee waiver (%)	0.15	*	0.15		0.24		0.25	0.25	0.25
Ratio of expenses after fee waiver (%)	0.15	*	0.15		0.24		0.25	0.25	0.25
Ratio of net investment income (loss) (%)	2.32	*	2.34		3.18		3.53	3.22	3.04
Portfolio turnover rate (%)(d)	19	**	29		57		25	33	26

Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF Selected Per Share Data	For the Six Months Ended 11/30/2021 (Unaudited)		Years Ended May 31,
			2021		2020		2019	2018	2017
Net Asset Value, beginning of period	$21.78		$20.63		$23.10		$24.36	$24.91	$23.96

Income (loss) from investment operations:
Net investment income (loss)(a)	0.42		0.84		0.89		1.05	0.99	1.07
Net realized and unrealized gain (loss)	(0.89)		1.12		(2.37)		(0.29)	(0.48)	1.18

Total from investment operations	(0.47)		1.96		(1.48)		0.76	0.51	2.25

Less distributions from:
Net investment income	(0.44)		(0.81)		(0.99)		(1.04)	(1.02)	(1.30)
Net realized gains	—		—		—		(0.98)	(0.04)	—

Total distributions	(0.44)		(0.81)		(0.99)		(2.02)	(1.06)	(1.30)

Net Asset Value, end of period	$20.87		$21.78		$20.63		$23.10	$24.36	$24.91

Total Return (%)	(2.23	)**(c)	9.57	(c)	(6.79	)(c)	3.31 (c)	2.03	9.61

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	29		30		14		7	9	6
Ratio of expenses before fee waiver (%)	0.35	*	0.35		0.44		0.45	0.45	0.47
Ratio of expenses after fee waiver (%)	0.35	*	0.35		0.44		0.45	0.45	0.47
Ratio of net investment income (loss) (%)	3.88	*	3.87		3.85		4.37	3.94	4.35
Portfolio turnover rate (%)(d)	9	**	35		26		31	48	35

(a)	Based on average shares outstanding during the period.
(b)	Because of the timing of subscriptions and redemptions in relation to fluctuating markets at value, the amount shown may not agree with the change in aggregate gains and losses.
(c)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	67

DBX ETF Trust

Financial Highlights (Continued)

Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF Selected Per Share Data	For the Six Months Ended 11/30/2021 (Unaudited)		Years Ended May 31,
			2021	2020		2019	2018	2017
Net Asset Value, beginning of period	$21.20		$19.55	$21.72		$22.68	$23.42	$22.23

Income (loss) from investment operations:
Net investment income (loss)(a)	0.52		1.23	1.26		1.32	1.27	1.17
Net realized and unrealized gain (loss)	(0.35)		1.67	(2.19)		(0.82)	(0.53)	1.30

Total from investment operations	0.17		2.90	(0.93)		0.50	0.74	2.47

Less distributions from:
Net investment income	(0.54)		(1.25)	(1.24)		(1.46)	(1.48)	(1.28)

Total distributions	(0.54)		(1.25)	(1.24)		(1.46)	(1.48)	(1.28)

Net Asset Value, end of period	$20.83		$21.20	$19.55		$21.72	$22.68	$23.42

Total Return (%)	0.78	**(b)	15.22 (b)	(4.58	)(b)	2.18 (b)	3.24 (b)	11.40

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	24		17	19		7	3	11
Ratio of expenses before fee waiver (%)	0.20	*	0.20	0.33	(c)	0.35 (c)	0.35 (c)	0.39
Ratio of expenses after fee waiver (%)	0.20	*	0.20	0.19	(c)	0.14 (c)	0.33 (c)	0.39
Ratio of net investment income (loss) (%)	4.89	*	5.94	6.06		5.91	5.47	5.08
Portfolio turnover rate (%)(d)	18	**	56	113		19	50	33

Xtrackers Municipal Infrastructure Revenue Bond ETF Selected Per Share Data	For the Six Months Ended 11/30/2021 (Unaudited)		Years Ended May 31,
			2021	2020		2019	2018	2017
Net Asset Value, beginning of period	$29.35		$27.75	$27.70		$26.52	$26.71	$27.17

Income (loss) from investment operations:
Net investment income (loss)(a)	0.32		0.70	0.76		0.75	0.70	0.66
Net realized and unrealized gain (loss)	(0.05)		1.63	0.00	(e)	1.18	(0.20)	(0.46)

Total from investment operations	0.27		2.33	0.76		1.93	0.50	0.20

Less distributions from:
Net investment income	(0.32)		(0.73)	(0.71)		(0.75)	(0.69)	(0.66)

Total distributions	(0.32)		(0.73)	(0.71)		(0.75)	(0.69)	(0.66)

Net Asset Value, end of period	$29.30		$29.35	$27.75		$27.70	$26.52	$26.71

Total Return (%)	0.92	**	8.50	2.77		7.45 (b)	1.87	0.77

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	158		138	97		68	58	60
Ratio of expenses (%)	0.15	*	0.15	0.15		0.25	0.30	0.30
Ratio of expenses after fee waiver (%)	0.15	*	0.15	0.15		0.22	0.30	0.30
Ratio of net investment income (loss) (%)	2.16	*	2.42	2.72		2.85	2.61	2.50
Portfolio turnover rate (%)(d)	6	**	10	12		25	28	0

(a)	Based on average shares outstanding during the period.
(b)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(c)

The Fund invests in other ETFs and indirectly bears its proportionate shares of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not included these indirect fees and expenses.

(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
(e)	Less than 0.005.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	68

DBX ETF Trust

Financial Highlights (Continued)

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF Selected Per Share Data	For the Six Months Ended 11/30/2021 (Unaudited)		Years Ended May 31,
			2021	2020		2019		2018	2017
Net Asset Value, beginning of period	$26.62		$20.87	$23.69		$25.42		$26.14	$22.96

Income (loss) from investment operations:
Net investment income (loss)(a)	0.59		1.16	0.94		1.21		1.35	1.02
Net realized and unrealized gain (loss)	(2.52)		5.75	(2.78)		(1.92)		(1.20)	3.07

Total from investment operations	(1.93)		6.91	(1.84)		(0.71)		0.15	4.09

Less distributions from:
Net investment income	(0.76)		(1.16)	(0.98)		(1.02)		(0.87)	(0.60)
Net realized gains	—		—	—		—		—	(0.31)

Total distributions	(0.76)		(1.16)	(0.98)		(1.02)		(0.87)	(0.91)

Net Asset Value, end of period	$23.93		$26.62	$20.87		$23.69		$25.42	$26.14

Total Return (%)	(7.38	)**(b)	34.16 (b)	(8.19	)(b)	(2.82	)(b)	0.54	18.17

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	24		23	20		24		27	4
Ratio of expenses before fee waiver (%)	0.20	*	0.20	0.20		0.20		0.32	0.45
Ratio of expenses after fee waiver (%)	0.20	*	0.20	0.20		0.20		0.32	0.45
Ratio of net investment income (loss) (%)	4.60	*	4.92	3.94		4.96		5.29	4.17
Portfolio turnover rate (%)(c)	17	**	57	40		30		76	36

Xtrackers MSCI EAFE High Dividend Yield Equity ETF Selected Per Share Data	For the Six Months Ended 11/30/2021 (Unaudited)		Years Ended May 31,
			2021	2020		2019		2018	2017
Net Asset Value, beginning of period	$25.00		$19.89	$22.00		$23.69		$24.99	$23.16

Income (loss) from investment operations:
Net investment income (loss)(a)	0.44		1.21	0.85		1.36		1.50	1.06
Net realized and unrealized gain (loss)	(2.34)		4.94	(2.00)		(2.25)		(1.99)	3.03

Total from investment operations	(1.90)		6.15	(1.15)		(0.89)		(0.49)	4.09

Less distributions from:
Net investment income	(0.72)		(1.04)	(0.96)		(0.80)		(0.81)	(0.95)
Net realized gains	—		—	—		—		—	(1.31)

Total distributions	(0.72)		(1.04)	(0.96)		(0.80)		(0.81)	(2.26)

Net Asset Value, end of period	$22.38		$25.00	$19.89		$22.00		$23.69	$24.99

Total Return (%)	(7.77	)**(b)	31.74 (b)	(5.58	)(b)	(3.76	)(b)	(2.02)	18.93 (d)

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	816		739	409		244		24	5
Ratio of expenses before fee waiver (%)	0.20	*	0.20	0.20		0.20		0.33	0.45
Ratio of expenses after fee waiver (%)	0.20	*	0.20	0.20		0.20		0.33	0.45
Ratio of net investment income (loss) (%)	3.70	*	5.38	3.86		6.06		6.28	4.48
Portfolio turnover rate (%)(c)	16	**	57	57		20		56	41

(a)	Based on average shares outstanding during the period.
(b)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(c)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
(d)	The Fund’s total return includes a reimbursement by the Advisor for a realized loss on a trade executed incorrectly, which otherwise would have reduced total return by 0.32%.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	69

DBX ETF Trust

Notes to Financial Statements (Unaudited)

1. Organization

DBX ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end registered management investment company organized as a Delaware statutory trust.

As of November 30, 2021, the Trust consists of thirty-five investment series of exchange-traded funds (“ETFs”)(each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on the Funds listed below:

Xtrackers Bloomberg US Investment Grade Corporate ESG ETF*
Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF
Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF
Xtrackers Municipal Infrastructure Revenue Bond ETF
Xtrackers MSCI All World ex US High Dividend Yield Equity ETF
Xtrackers MSCI EAFE High Dividend Yield Equity ETF

DBX Advisors LLC (“DBX” or the “Advisor”), an indirect, wholly-owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees (“Board”).

Xtrackers Bloomberg US Investment Grade Corporate ESG ETF , Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF and Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF offer shares that are listed and traded on the Cboe Bats BZX Exchange. Inc. (“Cboe”). Xtrackers Municipal Infrastructure Revenue Bond ETF, Xtrackers MSCI All World ex US High Dividend Yield Equity ETF and Xtrackers MSCI EAFE High Dividend Yield Equity ETF offer shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value, (“NAV”) only in large specified lots consisting of 50,000 shares, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Funds’ distributor. Shares are not individually redeemable securities of the Funds, and owners of the shares may acquire those shares from the Funds, or tender such shares for redemption to the Funds, in Creation Units only.

The investment objective of each Fund is to track the performance, before fees and expenses, of a particular index (the “Underlying Index”). The underlying indices for the Funds are:

Fund	Underlying Index
Xtrackers Bloomberg US Investment Grade Corporate ESG ETF*	Bloomberg MSCI US Corporate Sustainability SRI Sector/Credit/Maturity Neutral Index*
Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF	J.P. Morgan ESG EMBI Global Diversified Sovereign Index
Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF	J.P. Morgan ESG DM Corporate High Yield USD Index
Xtrackers Municipal Infrastructure Revenue Bond ETF	Solactive Municipal Infrastructure Revenue Bond Index
Xtrackers MSCI All World ex US High Dividend Yield Equity ETF	MSCI ACWI ex USA High Dividend Yield Index
Xtrackers MSCI EAFE High Dividend Yield Equity ETF	MSCI EAFE High Dividend Yield Index

*

On August 24, 2021, the Fund changed its name from Xtrackers Bloomberg Barclays US Investment Grade Corporate ESG ETF to Xtrackers Bloomberg US Investment Grade Corporate ESG ETF and its Underlying Index from Bloomberg Barclays MSCI US Corporate Sustainability SRI Sector/Credit/Maturity Neutral Index to the Bloomberg MSCI US Corporate Sustainability SRI Sector/Credit/Maturity Neutral Index.

The Bloomberg MSCI US Corporate Sustainability SRI Sector/Credit/Maturity Neutral Index is designed to apply environmental, social and governance (“ESG”) considerations to a broader parent index. The Underlying Index generally aims to keep the broad characteristics of its parent index, the Bloomberg Barclays US Corporate Index (an investment grade corporate bond universe), resulting in a broad investment grade fixed income market exposure with ESG aspects. Under normal circumstances, the Bloomberg Barclays MSCI US Corporate Sustainability SRI Sector/Credit/Maturity Neutral Index is reconstituted and rebalanced on a monthly basis.

70

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

The J.P. Morgan ESG EMBI Global Diversified Sovereign Index is designed to apply environmental, social and governance (“ESG”) considerations to a broader parent index. The Underlying Index generally aims to keep the broad characteristics of its parent index, the J.P. Morgan EMBI Global Diversified Sovereign Index, resulting in a broad emerging markets sovereign debt market exposure with ESG aspects. The J.P. Morgan ESG DM Corporate High Yield USD Index is designed to apply environmental, social and governance (“ESG”) considerations to a broader parent index. The Underlying Index generally aims to keep the broad characteristics of its parent index, the J.P. Morgan DM High Yield USD Index (a USD denominated high yield corporate bond index of developed market issuers), resulting in a broad high yield fixed income market exposure with ESG aspects. Under normal circumstances, the J.P. Morgan Indices are reconstituted and rebalanced on a monthly basis.

The Solactive Municipal Infrastructure Revenue Bond Index is designed to track the returns of the segment of the U.S. long term tax-exempt bond market, consisting of infrastructure revenue bonds. It is comprised of tax-exempt municipal securities issued by states, cities, counties, districts, their respective agencies and other tax-exempt issuers. The Underlying Index is intended to track bonds that have been issued with the intention of funding federal, state and local infrastructure projects such as water and sewer systems, public power systems, toll roads, bridges, tunnels and many other public use projects. It is designed to only hold bonds issued by state and local municipalities where the interest and principal repayments are generated from dedicated revenue streams or a double-barreled revenue stream (pledged revenue stream and a general obligation pledge). Under normal circumstances, the Solactive Municipal Infrastructure Revenue Bond Index is rebalanced monthly on the last business day of each month.

The MSCI ACWI ex USA High Dividend Yield Index is designed to track the performance of equity securities (excluding real estate investment trusts (“REITs”)) in developed and emerging stock markets (excluding the United States) in its parent index, the MSCI ACWI ex US Index, with higher dividend income and quality characteristics than average dividend yields of equities in the parent index, where such higher dividend income and quality characteristics are both sustainable and persistent. The MSCI EAFE High Dividend Yield Index is designed to reflect the performance of equities (excluding REITs) in developed markets in its parent index, the MSCI EAFE Index, with higher dividend income and quality characteristics than average dividend yields of equities in the parent index, where such higher dividend income and quality characteristics are both sustainable and persistent. Under normal circumstances, the MSCI High Dividend Yield Indices are rebalanced semi-annually in May and November.

Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement between the Index Provider and DBX. There is no charge to the Funds in connection with these licensing agreements.

Xtrackers Bloomberg US Investment Grade Corporate ESG ETF, Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF, Xtrackers Municipal Infrastructure Revenue Bond ETF and Xtrackers MSCI All World ex US High Dividend Yield Equity ETF are diversified series of the Trust. Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF and Xtrackers MSCI EAFE High Dividend Yield Equity ETF are non-diversified and are not limited by the Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. This means the securities of a particular issuer (or securities of issuers in particular industries) may dominate the Underlying Index of the Fund and, consequently, the Fund’s investment portfolio. This may adversely affect the Fund’s performance or subject the Fund’s shares to greater price volatility than that experienced by more diversified investment companies. In addition, each Fund, with the exception of Xtrackers Bloomberg US Investment Grade Corporate ESG ETF , Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF, Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF and Xtrackers Municipal Infrastructure Revenue Bond ETF, may change its diversification status over time and then change it back again, without shareholder approval, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index each Fund tracks.

Pursuant to the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss to be remote.

71

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund qualifies as an investment company under Topic 946 of the Accounting Standards Codification of U.S. GAAP. The following is a summary of significant accounting policies followed by the Funds.

Security Valuation    The NAV of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Municipal debt securities are valued at prices supplied by independent pricing services approved by the Funds’ Board. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. If the pricing services are unable to provide valuations, securities are valued at the mean between the bid and ask quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.

Corporate and sovereign debt securities are valued at prices supplied by independent pricing services approved by the Funds’ Board. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. If the pricing services are unable to provide valuations, securities are valued at the mean between the bid and ask quotations or evaluated prices, as applicable, obtained from broker dealers. These securities are generally categorized as Level 2.

Equity securities and ETFs are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1.

Investments in open-end investment companies are valued at their NAV each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Funds’ valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

72

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s Underlying Index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s Underlying Index.

Disclosure about the classification of the fair value measurements is included in a table following the Fund’s Schedule of Investments.

Cash    Cash consists of cash held at banks and is on deposit with major financial institutions.

Investment Transactions and Investment Income    Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Dividend income is net of any foreign taxes withheld at source. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Interest income is recorded on the accrual basis. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes.

Tax Information and Dividends and Distributions to Shareholders    It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of Xtrackers Bloomberg US Investment Grade Corporate ESG ETF , Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF, Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF and Xtrackers Municipal Infrastructure Revenue Bond ETF to pay out dividends from its net investment income monthly and Xtrackers MSCI All World ex US High Dividend Yield Equity ETF and Xtrackers MSCI EAFE High Dividend Yield Equity ETF to pay out dividends from net investment income quarterly. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Funds’ tax positions taken or expected to be taken on foreign, federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statements of Operations. For the period ended November 30, 2021, the Funds did not incur any interest or penalties.

At May 31, 2021, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

	Short-Term	Long-Term	Total Amount
Xtrackers Bloomberg US Investment Grade Corporate ESG ETF	$458,820	$735,360	$1,194,180
Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF	59,556	804,847	864,403
Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF	37,555	1,468,929	1,506,484
Xtrackers Municipal Infrastructure Revenue Bond ETF	182,839	18,457	201,296
Xtrackers MSCI All World ex US High Dividend Yield Equity ETF	817,005	3,452,192	4,269,197
Xtrackers MSCI EAFE High Dividend Yield Equity ETF	19,350,281	36,584,957	55,935,238

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As of May 31, 2021, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation or depreciation and the aggregated gross unrealized appreciation (depreciation) on investments were as follows:

	Aggregate Tax Cost	Net Unrealized Appreciation (Depreciation)	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)
Xtrackers Bloomberg US Investment Grade Corporate ESG ETF	$7,473,934	$263,424	$327,012	$(63,588)
Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF	29,946,402	419,403	1,128,984	(709,581)
Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF	15,999,164	1,011,869	1,068,573	(56,704)
Xtrackers Municipal Infrastructure Revenue Bond ETF	126,816,514	7,157,777	7,260,884	(103,107)
Xtrackers MSCI All World ex US High Dividend Yield Equity ETF	21,063,292	2,381,055	2,927,049	(545,994)
Xtrackers MSCI EAFE High Dividend Yield Equity ETF	706,080,778	62,447,293	69,050,218	(6,602,925)

The tax character of current year distributions will be determined at the end of the current fiscal year.

Foreign Taxes    The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories, and deferred foreign taxes on unrealized gains are included in net change in unrealized appreciation (depreciation). Receivables and payables related to foreign taxes as of November 30, 2021, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

Foreign Currency Translations    The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending    The Funds, except the Xtrackers Municipal Infrastructure Revenue Bond ETF, may lend securities to certain financial institutions under the terms of their securities lending agreement. During the term of the loans, the Funds continue to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Funds require the borrowers of the securities to maintain collateral with the Funds consisting of cash and/or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the period ended November 30, 2021, the Funds invested the cash collateral into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.03% annualized effective rate as of November 30, 2021) on the cash collateral invested in DWS Government & Agency Securities Portfolio.

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The Funds receive compensation for lending their securities either in the form of fees or by earning interest on invested cash collateral, net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Funds are not able to recover securities lent, the Funds may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Funds are also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of November 30, 2021, the Funds listed below had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end with the exception of Xtrackers J.P. Morgan ESG Emerging Markets Sovereign Bond ETF. Due to the increase in market values of securities on loan on November 30, 2021, the value of the related collateral was less than the value of securities on loan at period end for Xtrackers J.P. Morgan ESG Emerging Markets Sovereign Bond ETF. On the next business day, additional collateral was received, and the value of the collateral exceeded the value of the securities on loan.

Remaining Contractual Maturity of the Agreements, as of November 30, 2021

Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 days	>90 days	Total
Xtrackers Bloomberg US Investment Grade Corporate ESG ETF
Corporate Bonds	$36,822	$—	$4,584	$41,250	$82,656

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$82,656

Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF
Corporate Bonds	$489,078	$—	$—	$—	$489,078

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$489,078

Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF
Corporate Bonds	$268,412	$—	$47,764	$515,950	$832,126

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$832,126

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF
Common Stocks	$235,592	—	$484	$10,672	$246,748
Exchange-Traded Funds	85,840	—	—	—	$85,840

Total Borrowings	$321,432	$—	$484	$10,672	$332,588

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$332,588

Xtrackers MSCI EAFE High Dividend Yield Equity ETF
Common Stocks	$65,732	$—	$—	$2,902,550	$2,968,282

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$2,968,282

Derivatives

Futures Contracts Each Fund may enter into futures contracts. These futures contracts will be used to simulate investment in the respective Underlying Index, to facilitate trading or to reduce transaction costs. Each Fund will enter into futures contracts that are traded on a U.S. or non-U.S. exchange. No Fund will use futures for speculative purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. For the period ended November 30, 2021, Xtrackers MSCI All World ex US High Dividend Yield Equity ETF and Xtrackers MSCI EAFE High Dividend Yield Equity ETF utilized futures in order to simulate investment in the Underlying Index. To the extent required by law, liquid assets committed to futures contracts will be maintained.

At the time each Fund enters into a futures contract, each Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is affected. Pursuant to the contract, each Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in

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the value of the contract. Such receipts or payments are known as variation margin and are recorded by each Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures contracts is generally less than privately negotiated futures contracts, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, provides a guarantee of performance. The guarantee is supported by a daily payment system (i.e., margin requirements).

Use of long futures contracts subjects each Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects each Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

A summary of the open futures contracts as of November 30, 2021 is included in a table following the Funds’ Schedule of Investments.

The following tables summarize the value of the Funds’ derivative instruments held as of November 30, 2021 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

	Asset Derivatives		Liability Derivatives
Xtrackers MSCI All World ex US High Dividend Yield Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$—	Unrealized depreciation on futures contracts*	$11,386
Xtrackers MSCI EAFE High Dividend Yield Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$—	Unrealized depreciation on futures contracts*	$305,738

*

Includes cumulative appreciation or cumulative depreciation on futures contracts as disclosed in the Schedule of Investments. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

Additionally, the amount of realized and unrealized gains and losses on derivative instruments recognized in the Funds’ earnings during the period ended November 30, 2021 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Net Realized Gain (Loss) from:

Futures Contracts—Equity Contracts
Xtrackers MSCI All World ex US High Dividend Yield Equity ETF	$823
Xtrackers MSCI EAFE High Dividend Yield Equity ETF	395,336

Net Change in Unrealized Appreciation (Depreciation) on:

Futures Contracts—Equity Contracts
Xtrackers MSCI All World ex US High Dividend Yield Equity ETF	$(12,476)
Xtrackers MSCI EAFE High Dividend Yield Equity ETF	(624,616)

For the period ended November 30, 2021 the average monthly volume of derivatives was as follows:

Futures Contracts (Contract Value)
Xtrackers MSCI All World ex US High Dividend Yield Equity ETF	$236,326
Xtrackers MSCI EAFE High Dividend Yield Equity ETF	6,189,425

Affiliated Cash Management Vehicles    The Funds may invest uninvested cash balances in DWS Government Money Market Series and DWS ESG Liquidity Fund, affiliated money market funds which are managed by DWS Investment Management Americas, Inc. (“DIMA”), also an indirect, wholly owned subsidiary of DWS Group

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GmbH & Co. KGaA. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Government Money Market Series seeks to maintain a stable NAV, and DWS ESG Liquidity Fund maintains a floating NAV. The Funds indirectly bear their proportionate share of the expenses of each affiliated money market fund in which they invest. The Advisor will waive an amount of the unitary advisory fee payable to the Advisor by the Funds equal to such acquired fund’s fees and expenses on the Funds’ assets invested in the affiliated money market funds.

3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees. Under an investment advisory agreement between the Trust, on behalf of the Funds, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate.

For its investment advisory services to the Funds below, the Advisor is entitled to receive a unitary advisory fee based on each Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to:

Unitary Advisory Fee
Xtrackers Bloomberg US Investment Grade Corporate ESG ETF	0.15%
Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF	0.35%
Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF	0.20%
Xtrackers Municipal Infrastructure Revenue Bond ETF	0.15%
Xtrackers MSCI All World ex US High Dividend Yield Equity ETF	0.20%
Xtrackers MSCI EAFE High Dividend Yield Equity ETF	0.20%

The Advisor for Xtrackers MSCI All World ex US High Dividend Yield Equity ETF has contractually agreed to waive a portion of its unitary advisory fee in an amount equal to the acquired fund’s fees and expenses attributable to the Fund’s investments in affiliated funds. For the period ended November 30, 2021, the Advisor waived $74 of the expenses of the Fund.

The Advisor for the Funds below has contractually agreed to waive a portion of its unitary advisory fee in an amount equal to the acquired fund’s fees and expenses attributable to the Funds’ investments in affiliated cash management vehicles. For the period ended November 30, 2021, the Advisor waived expenses of the Funds as follows:

Expenses Waived
Xtrackers Bloomberg US Investment Grade Corporate ESG ETF	$3
Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF	20
Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF	15
Xtrackers MSCI All World ex US High Dividend Yield Equity ETF	6
Xtrackers MSCI EAFE High Dividend Yield Equity ETF	104

Out of the unitary advisory fee, the Advisor pays substantially all expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, and expenses of the Independent Trustees. Each Fund is responsible for the payment of interest expense, acquired fund fees and expenses, taxes, brokerage expenses and extraordinary expenses.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent, Lending Agent and Transfer Agent for each Fund.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

The Board of Trustees is currently comprised of three Independent Trustees. The Advisor paid retainer fees and attendance fees to each Independent Trustee; retainer fees to the Chairman of the Board of Trustees and the

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Chairman of the Audit Committee; and attendance fees to each member of the Audit Committee (which is comprised of all of the Funds’ Independent Trustees).

4. Investment Portfolio Transactions

For the period ended November 30, 2021, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales
Xtrackers Bloomberg US Investment Grade Corporate ESG ETF	$1,397,234	$1,384,305
Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF	3,275,590	2,713,912
Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF	3,949,109	3,990,354
Xtrackers Municipal Infrastructure Revenue Bond ETF	16,272,849	8,240,311
Xtrackers MSCI All World ex US High Dividend Yield Equity ETF	6,279,171	4,170,790
Xtrackers MSCI EAFE High Dividend Yield Equity ETF	194,953,723	122,026,519
For the period ended November 30, 2021, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

	Purchases	Sales
Xtrackers Bloomberg US Investment Grade Corporate ESG ETF	$1,087,374	$1,096,278
Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF	7,375,693	—
Xtrackers Municipal Infrastructure Revenue Bond ETF	14,804,401	—
Xtrackers MSCI All World ex US High Dividend Yield Equity ETF	4,722,210	3,318,299
Xtrackers MSCI EAFE High Dividend Yield Equity ETF	165,430,218	78,713,258

5. Fund Share Transactions

As of November 30, 2021, there were unlimited Fund shares, no par value, authorized by the Trust. Fund shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the respective Fund’s Underlying Index and an amount of cash, which under certain circumstances may include cash in lieu of portfolio securities. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

6. Concentration of Ownership

From time to time, the Funds may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund. At November 30, 2021, there was one affiliated shareholder account for each of the funds listed below holding a significant percentage of the shares outstanding:

Approximate Percent of Outstanding Shares Held
Xtrackers Bloomberg US Investment Grade Corporate ESG ETF	58%
Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF	32%
Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF	33%

7. Investing in Emerging Markets

The securities of issuers located in emerging markets tend to be more volatile and less liquid than securities of issuers located in more mature economies, and emerging markets generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The securities of issuers located or doing substantial business in emerging markets are often subject to rapid and large changes in price.

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8. Investing in High-Yield Debt Securities

High-yield debt securities or junk bonds are generally regarded as speculative with respect to the issuer’s continuing ability to meet principal and interest payments. A fund’s performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in the issuer not making timely payments of interest or principal, a security downgrade or an inability to meet a financial obligation. High-yield debt securities’ total return and yield may generally be expected to fluctuate more than the total return and yield of investment-grade debt securities. A real or perceived economic downturn or an increase in market interest rates could cause a decline in the value of high-yield debt securities, result in increased redemptions and/or result in increased portfolio turnover, which could result in a decline in NAV of a fund, reduce liquidity for certain investments and/or increase costs. High-yield debt securities are often thinly traded and can be more difficult to sell and value accurately than investment-grade debt securities as there may be no established secondary market. Investments in high-yield debt securities could increase liquidity risk for a fund. In addition, the market for high-yield debt securities can experience sudden and sharp volatility which is generally associated more with investments in stocks.

9. Line of Credit

The Trust has entered into a senior unsecured credit facility with a syndication of banks which allows the Xtrackers Bloomberg US Investment Grade Corporate ESG ETF , Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF, Xtrackers MSCI All World ex US High Dividend Yield Equity ETF and certain other funds managed by the Advisor to borrow up to $105 million. Each Fund may borrow money under this credit facility to the extent necessary for temporary or emergency purposes, including the funding of shareholder redemption requests, trade settlements, and as necessary to distribute to shareholders any income necessary to maintain each Funds’ status as a regulated investment company. Borrowings are charged an interest rate of 1.25% per annum plus the greater of the Federal Funds Effective Rate or the one-month LIBOR Rate. Each Fund may borrow up to the lesser of 33 percent of its net assets as permitted by the Act or 25 percent of adjusted total net assets. The Funds had no outstanding loans at November 30, 2021.

10. Other — COVID-19 Pandemic

A novel coronavirus known as COVID-19, declared a pandemic by the World Health Organization, has caused significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain interruptions. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to low vaccination rates and/or the lack of effectiveness of current vaccines against new variants. The pandemic has affected and may continue to affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The Funds’ and their investments may be adversely affected by the effects of the COVID-19 pandemic, and the pandemic may result in the Funds and their service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others. Management will continue to monitor the impact COVID-19 has on the Funds and reflect the consequences as appropriate in the Funds’ accounting and financial reporting.

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Additional Information (Unaudited)

Proxy Voting Policies and Procedures

The Funds’ policies and procedures for voting proxies for portfolio securities and information about how each Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — www.Xtrackers.com (click on “Resources” and “Proxy Voting” at the top of the page) — or on the SEC’s Web site — www.sec.gov. To obtain a written copy of the Funds’ policies and procedures without charge, upon request, call us toll free at 855-329-3837.

Portfolio Holdings Information

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-PORT. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and are available by calling the Trust at 855-329-3837.

Information about each Fund’s portfolio holdings is available daily at www.Xtrackers.com.

Discount/Premium Information

Information regarding how often shares of each Fund traded on NYSE Arca or Cboe, as applicable, at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.Xtrackers.com.

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Privacy Policy Notice (Unaudited)

DBX Advisors LLC (“Advisors”) collects non-public information about you from the following sources: (i) information received from you on applications or other forms; and (ii) information about your transactions with the Advisors, Advisors’ affiliates and third-party service providers and vendors. Advisors does not disclose any non-public personal information about you to anyone, other than as set forth below, as permitted by applicable law and regulation. Advisors may disclose non-public personal information about you to the funds in which you invest, to Advisors’ affiliates, and to non-affiliated companies that work with Advisors to service your account(s), or to provide services or process transactions that you have requested. Advisors may disclose non-public personal information in situations that may include, but are not limited to, in response to legal and/or regulatory inquiries and the proposed or actual sale, assignment merger or other transfer of all or a portion of Advisors’ business to another business entity. Advisors may also disclose non-public personal information about you to parties representing you, such as your investment representative, your accountant, your tax advisor, or to other third parties at your direction/consent. Advisors will not sell, rent, license or trade your personal and financial information to or with third parties for their own direct marketing use unless you give us general or specific consent to do so. If you decide to close your account(s) or become an inactive customer, Advisors will adhere to the privacy policies and practices as described in this notice. Advisors restricts access to your personal and account information to those employees who need to know that information to provide products and services to you. Advisors maintains reasonable and customary physical, electronic and procedural safeguards to guard your non-public personal information.

California residents may go to https://fundsus.dws.com/us/en-us/legal-resources/privacy-policy.html to obtain additional information relating to their rights under California state law.

Advisors reserves the right, at their discretion, to change, modify, add, or remove portions of this Privacy Policy Notice, and any of the policies described herein, at any time. Advisors will indicate any such changes to the Privacy Policy Notice at the privacy link which can be found at www.Xtrackers.com. At all times, you are bound by the then-current version of the Privacy Policy and all applicable laws. Advisors highly recommends that you review this Privacy Policy Notice from time to time to ensure that you are familiar with the most recent version. The examples contained in this Privacy Policy Notice are illustrations; they are not intended to be exclusive.

Rev. 12/2021

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This report is intended for the shareholders of DBX ETF Trust.

This report must be preceded or accompanied by a prospectus.

Investing involves risk, including possible loss of principal. Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Funds investing in a single industry, country or in a limited geographic region generally are more volatile than more diversified funds. In certain situations, it may be difficult or impossible to sell an investment at an acceptable price. Foreign investing involves greater and different risks than investing in U.S. companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. The market for municipal bonds may be less liquid than for taxable bonds and there may be less information available on the financial condition of issuers of municipal securities than for public corporations. Income from municipal bonds may be subject to state and local taxes and at times the alternative minimum tax. Incorporation of ESG criteria in a fund’s investment strategy does not guarantee a return or protect against a loss, limits the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds that do not have an ESG focus. The Funds’ use of forward currency contracts may not be successful in hedging currency exchange rates changes and could eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar. ESEB and HDEF are currently non-diversified and can take larger positions in fewer issues, increasing its potential risk. Stocks may decline in value. Dividends are not guaranteed. If the dividend-paying stocks held by the Fund reduce or stop paying dividends, the Fund’s ability to generate income may be adversely affected. Performance of the Funds may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in these Funds should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Funds. Please read the prospectus for more information.

Environmental, social and governance (ESG) criteria are a set of standards for a company’s operations that socially conscious investors use to screen potential investments: Environmental (how a company performs as a steward of nature); Social (how a company manages relationships with employee, suppliers, customers and communities); Governance (company’s leadership, executive pay, shareholder rights, etc).

War, terrorism, economic uncertainty, trade disputes, public health crises (including the ongoing pandemic spread of the novel coronavirus) and related geopolitical events could lead to increased market volatility, disruption to U.S. and world economies and markets and may have significant adverse effects on the Funds and their investments.

Shares of the Funds are bought and sold at market price (not NAV) throughout the day on the NYSE Arca, Inc. or CBOE BZX Exchange, Inc., as applicable. Transactions in Fund shares may result in brokerage commissions and may generate tax consequences. There can be no assurance that an active trading market for shares of a Fund will develop or be maintained.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. (“ALPS”). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

ESHY and ESEB are not sponsored, endorsed, or promoted by JP Morgan Chase & Co. (“JP Morgan”) and JP Morgan bears no liability with respect to any index on which such fund is based. The accuracy, completeness or relevance of the information which has been obtained from external sources cannot be guaranteed, although it has been obtained from sources reasonably believed to be reliable. Subject to any applicable law, JP Morgan shall not assume any liability in this respect. The index described herein is a proprietary J.P. Morgan index. The prospectus contains a detailed description of the limited relationship that JP Morgan has with DBX Advisors, LLC. Index provider website: www.jpmorgan.com/country/US/en/jpmorgan/investbk/solutioins/research/indices/composition.

“Bloomberg®” and Bloomberg MSCI US Corporate Sustainability SRI Sector/Credit/Maturity Neutral Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (“BISL”), the administrator of the index (collectively, “Bloomberg”) and have been licensed for use for certain purposes by DBX Advisors LLC (the “Adviser”). Bloomberg is not affiliated with the Adviser, and Bloomberg does not approve, endorse, review, or recommend the Xtrackers Bloomberg US Investment Grade Corporate ESG ETF (the “Fund”). Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to the Fund.

RVNU (the “Fund”) is not sponsored, endorsed, sold or promoted by Solactive. Neither Solactive nor any other party makes any representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding advisability of investing in funds generally or in this Fund particularly or the ability of the Underlying Index to track general stock market performance. Neither Solactive nor any other party makes any express or implied warranties, and Solactive hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the Underlying Index or any data included therein. The prospectus contains a more detailed description of the limited relationship Solactive has with DBX Advisors LLC and any related funds.

The Funds or securities referred to herein are not sponsored, endorsed, issued, sold or promoted by MSCI, and MSCI bears no liability with respect to any such Funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with DBX Advisors LLC and any related funds.

Copyright © 2022 DWS Group. All rights reserved. XtrackersTM is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Not FDIC Insured  |  No Bank Guarantee  |  May Lose Value

DBX ETF Trust

Investment advisor DBX Advisors LLC 875 Third Avenue New York, NY 10022	Administrator, custodian, fund accounting agent, lending agent & transfer agent The Bank of New York Mellon 240 Greenwich Street New York, NY 10286	Distributor ALPS Distributors, Inc. 1290 Broadway Suite 1000 Denver, CO 80203

Independent registered public accounting firm Ernst & Young LLP One Manhattan West New York, NY, 10001	Legal counsel Vedder Price P.C. 1633 Broadway New York, NY 10019

R-049075-6 (1/22) DBX005042 (1/23)

November 30, 2021

Semi-Annual Report

DBX ETF Trust

Xtrackers Harvest CSI 300 China A-Shares ETF (ASHR)

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (ASHS)

Xtrackers MSCI All China Equity ETF (CN)

Xtrackers MSCI China A Inclusion Equity ETF (ASHX)

DBX ETF Trust

To our Shareholders: (Unaudited)

Dear Shareholder,

We are pleased to provide this semi-annual report for our flagship ETFs tracking China’s equity market for the period ended November 30, 2021.

The global economy continued to recover during the reporting period, driven by expansive fiscal and monetary policies and rapid vaccination roll-out. The economic recovery, however, remained divergent between advanced and emerging markets due to disparities in vaccine access and policy support. The U.S. economy experienced accelerated growth in Q2 2021, although the growth rate moderated in Q3 2021 due to a decline in household spending and exports. The Eurozone economy grew more than expected, with France and Italy being the major contributors. China’s economic growth remained positive, although the growth rate continued to decline throughout 2021. China’s zero-tolerance policy towards COVID-19, which called for more frequent lockdowns, was responsible for this decline to some extent. Structural changes involving crackdowns on the property sector and technology giants as well as carbon emission cuts also took a toll on the world’s second largest economy.

China was the first major economy in the world to rebound rapidly. The country’s economy grew at an impressive rate at the beginning of 2021 as it emerged from the pandemic ahead of other global economies. However, the recovery lost steam, impeded by the government’s regulatory policies. The industrial sector was hit by a power crunch due to a coal shortage as well as environmental restrictions on the highly polluting steel industry. Beijing’s efforts to reduce leverage, following the Evergrande collapse, proved to be a huge drag on the sector that makes up about a quarter of the country’s GDP1. Global supply constraints also played a role in dampening industrial output and put pressure on company earnings. Furthermore, COVID-19 flare-ups led to targeted restrictions under the authorities’ zero-tolerance approach, taking a toll on retail sales momentum. Nevertheless, stability in labor markets eased some of the concerns surrounding economic growth momentum.

On the policy front, the People’s Bank of China (PBoC) cut banks’ reserve requirement ratio in its July meeting on realization that the economy was weaker than expected and it required easier credit conditions. The collapse of real estate giant Evergrande made investors worry about the threat of cross defaults; however, China managed to contain the threat by announcing a hefty stimulus and implementing a trading ban on Evergrande’s bonds. Considering the uncertainties amid a regulatory crackdown on the property sector, power shortages at factories, and lackluster consumer spending, the PBoC has kept its monetary policy unchanged since April 2020. As China was ahead of the curve in the recovery, it was also one of the first countries to normalize its macroeconomic policies. However, the intensity of China’s fiscal contraction in the first half of this year was way beyond expectations, contributing to the growth slowdown.

Looking ahead, growth could moderate further as the government’s clampdown on the real estate sector and the broader regulatory uncertainty could weigh on momentum. New variants of the virus could provide further headwinds to the global economy. Power constraints could likely limit industrial output, although recent reforms to coal pricing should boost supply of the commodity and support electricity availability. Easing of commodity prices and waning supply chain disruptions could provide further relief to companies and policymakers. Investors would also look at fiscal and monetary policy response from the authorities to support growth by ensuring enough liquidity to avoid any spikes in interest rates.

1

Our team appreciates your trust and looks forward to serving your investment needs through innovative index-driven strategies.

Sincerely,

/s/ Freddi Klassen

Freddi Klassen

President and Chief Executive Officer

1 The gross domestic product (GDP) is the monetary value of all the finished goods and services produced within a country’s borders in a specific time period.

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

2

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers Harvest CSI 300 China A-Shares ETF (ASHR)

The Xtrackers Harvest CSI 300 China A-Shares ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the CSI 300 Index (the “Underlying Index”). The Underlying Index is designed to reflect the price fluctuation and performance of the China A-Share market and is composed of the 300 largest and most liquid stocks in the China A-Share market. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of November 30, 2021 (23.2% of Net Assets)

Description	% of Net Assets
Kweichow Moutai Co. Ltd.	6.1%
China Merchants Bank Co. Ltd.	3.1%
Ping An Insurance Group Co. of China Ltd.	2.6%
Wuliangye Yibin Co. Ltd.	2.2%
LONGi Green Energy Technology Co. Ltd.	2.0%
Midea Group Co. Ltd.	1.7%
East Money Information Co. Ltd.	1.5%
BYD Co. Ltd.	1.4%
WuXi AppTec Co. Ltd.	1.3%
Industrial Bank Co. Ltd.	1.3%

Sector Diversification* as of November 30, 2021

Financials	23.4%
Consumer Staples	16.1%
Information Technology	15.6%
Industrials	11.4%
Health Care	9.7%
Consumer Discretionary	8.9%
Materials	8.4%
Utilities	2.0%
Real Estate	1.8%
Communication Services	1.5%
Energy	1.2%

Total	100.0%

* As a percent of total investments.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 8.

3

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (ASHS)

The Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the CSI 500 Index (the “Underlying Index”). The Underlying Index is designed to reflect the price fluctuation and performance of small-cap companies in the China A-Share market and is composed of the 500 smallest and most liquid stocks in the China A-Share market. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of November 30, 2021 (9.0% of Net Assets)

Description	% of Net Assets
TBEA Co. Ltd.	1.3%
Guangzhou Tinci Materials Technology Co. Ltd.	1.2%
Gotion High-tech Co. Ltd.	1.0%
Sunwoda Electronic Co. Ltd.	1.0%
GEM Co. Ltd.	0.8%
Hangzhou Silan Microelectronics Co. Ltd.	0.8%
JiuGui Liquor Co. Ltd.	0.8%
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd.	0.7%
China Baoan Group Co. Ltd.	0.7%
Ningbo Shanshan Co. Ltd.	0.7%

Sector Diversification* as of November 30, 2021

Materials	22.3%
Industrials	20.0%
Information Technology	17.8%
Health Care	8.5%
Consumer Discretionary	8.1%
Consumer Staples	6.7%
Financials	4.8%
Communication Services	3.2%
Real Estate	3.1%
Utilities	2.8%
Energy	2.7%

Total	100.0%

* As a percent of total investments.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 14.

4

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers MSCI All China Equity ETF (CN)

The Xtrackers MSCI All China Equity ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI China All Shares Index (the “Underlying Index”). The Underlying Index is designed to capture large- and mid-capitalization representation across all China securities listed in Hong Kong, Shanghai and Shenzhen. The Underlying Index includes A-Shares, H-Shares, B-Shares, Red chips and P chips share classes, as well as securities of Chinese companies listed outside of China (e.g. American depository receipts). The Fund expects to obtain exposure to the A-Share components of the Underlying Index indirectly by investing in the Xtrackers MSCI China A Inclusion Equity ETF, an affiliated fund advised by DBX Advisors, Inc. (the “Advisor”). The Fund may also invest in Xtrackers Harvest CSI 300 China A-Shares ETF and Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF or other affiliated funds advised by the Advisor and sub-advised by Harvest Global Investments Limited. It is not possible to invest directly into an index.

Ten Largest Equity and ETF Holdings as of November 30, 2021 (71.6% of Net Assets)

Description	% of Net Assets
Xtrackers MSCI China A Inclusion Equity ETF	43.8%
Tencent Holdings Ltd.	7.6%
Alibaba Group Holding Ltd.	5.6%
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF	5.4%
Meituan	2.8%
JD.com, Inc.	1.7%
China Construction Bank Corp.	1.4%
NIO, Inc.	1.2%
Wuxi Biologics Cayman, Inc.	1.1%
NetEase, Inc.	1.0%

Sector Diversification * as of November 30, 2021

Consumer Discretionary	21.5%
Financials	14.6%
Communication Services	11.3%
Information Technology	10.3%
Industrials	10.2%
Consumer Staples	9.1%
Health Care	8.4%
Materials	7.4%
Real Estate	3.0%
Utilities	2.5%
Energy	1.7%

Total	100.0%

* As a percentage of total investments excluding securities lending collateral and cash equivalents. Sector percentages include the sector allocations of the Fund’s investment in Xtrackers MSCI China A Inclusion Equity ETF and Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 22.

5

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers MSCI China A Inclusion Equity ETF (ASHX)

The Xtrackers MSCI China A Inclusion Equity ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI China A Inclusion Index (the “Underlying Index”). The Underlying Index is designed to track the equity market performance of China A-Shares that are accessible through the Shanghai-Hong Kong Stock Connect program or the Shenzhen-Hong Kong Stock Connect program. China A-Shares are equity securities issued by companies incorporated in mainland China and are denominated in renminbi. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of November 30, 2021 (19.4% of Net Assets)

Description	% of Net Assets
Kweichow Moutai Co. Ltd.	5.5%
Contemporary Amperex Technology Co. Ltd.	3.5%
China Merchants Bank Co. Ltd.	2.3%
Wuliangye Yibin Co. Ltd.	1.9%
BYD Co. Ltd.	1.2%
Ping An Insurance Group Co. of China Ltd.	1.1%
LONGi Green Energy Technology Co. Ltd.	1.0%
China Yangtze Power Co. Ltd.	1.0%
Shenzhen Mindray Bio-Medical Electronics Co. Ltd.	1.0%
China Tourism Group Duty Free Corp. Ltd.	0.9%

Sector Diversification* as of November 30, 2021

Financials	17.7%
Industrials	16.5%
Consumer Staples	15.9%
Information Technology	14.8%
Materials	11.6%
Health Care	10.0%
Consumer Discretionary	6.8%
Utilities	2.2%
Energy	1.7%
Real Estate	1.6%
Communication Services	1.2%

Total	100.0%

* As a percentage of total investments excluding cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 27.

6

DBX ETF Trust

Fees and Expenses (Unaudited)

As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares, and (2) ongoing costs, including unitary advisory fees and other fund expenses. In the most recent six-month period Xtrackers MSCI China A Inclusion Equity ETF and Xtrackers MSCI All China Equity ETF limited these expenses; had they not done so, expenses would have been higher. In addition to the ongoing expenses which each Fund bears directly, the Xtrackers MSCI All China Equity ETF shareholders indirectly bear the expenses of Xtrackers MSCI China A Inclusion Equity ETF and Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (the “Underlying Funds”) in which the Xtrackers MSCI All China Equity ETF invests. The Underlying Funds’ expenses are not included in Xtrackers MSCI All China Equity ETF’s annualized expense ratios used to calculate the expense estimate in the tables. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples in the tables are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (June 1, 2021 to, November 30, 2021).

Actual expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses (which is not the Funds’ actual return). The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value June 1, 2021	Ending Account Value November 30, 2021	Annualized Expense Ratio	Expenses Paid During the Period Per $1,000(1)
Xtrackers Harvest CSI 300 China A-Shares ETF
Actual	$1,000.00	$920.20	0.65%	$3.13
Hypothetical (5% return before expenses)	$1,000.00	$1,021.81	0.65%	$3.29
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF
Actual	$1,000.00	$1,078.70	0.65%	$3.39
Hypothetical (5% return before expenses)	$1,000.00	$1,021.81	0.65%	$3.29
Xtrackers MSCI All China Equity ETF(2)
Actual	$1,000.00	$858.30	0.22%	$1.02
Hypothetical (5% return before expenses)	$1,000.00	$1,023.97	0.22%	$1.12
Xtrackers MSCI China A Inclusion Equity ETF
Actual	$1,000.00	$956.30	0.60%	$2.94
Hypothetical (5% return before expenses)	$1,000.00	$1,022.06	0.60%	$3.04

(1) Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183 (the number of days in the most recent six-month period), then divided by 365.

(2) The Fund invests in other ETFs and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

7

DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 300 China A-Shares ETF

November 30, 2021 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 99.7%
Communication Services — 1.5%
China United Network Communications Ltd., Class A	15,313,281	$9,332,526
Focus Media Information Technology Co. Ltd., Class A	7,894,163	8,766,470
Giant Network Group Co. Ltd., Class A	1,123,885	1,782,963
Mango Excellent Media Co. Ltd., Class A	545,134	3,725,560
Perfect World Co. Ltd., Class A	935,851	2,769,408
Wanda Film Holding Co. Ltd., Class A *	710,160	1,532,648
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	1,025,422	3,799,529
Zhejiang Century Huatong Group Co. Ltd., Class A *	3,020,920	3,478,104

(Cost $33,266,032)		35,187,208

Consumer Discretionary — 8.8%
Beijing Roborock Technology Co. Ltd., Class A	21,377	2,726,176
BYD Co. Ltd., Class A	695,493	33,286,219
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	118,624	4,043,258
China Tourism Group Duty Free Corp. Ltd., Class A	743,090	23,979,870
Chongqing Changan Automobile Co. Ltd., Class A	2,407,954	6,569,726
FAW Jiefang Group Co. Ltd., Class A	809,900	1,315,380
Fuyao Glass Industry Group Co. Ltd., Class A	1,101,827	7,959,323
Great Wall Motor Co. Ltd., Class A	952,230	8,953,190
Gree Electric Appliances, Inc., of Zhuhai, Class A	3,681,889	19,986,819
Guangzhou Automobile Group Co. Ltd., Class A	1,655,401	4,266,886
Haier Smart Home Co. Ltd., Class A	2,926,333	12,511,550
Hangzhou Robam Appliances Co. Ltd., Class A	387,612	1,915,989
Huayu Automotive Systems Co. Ltd., Class A	1,260,626	5,108,639
Midea Group Co. Ltd., Class A	3,749,190	39,915,197
Offcn Education Technology Co. Ltd., Class A *	1,418,951	2,124,025
Oppein Home Group, Inc., Class A	154,975	2,956,124
SAIC Motor Corp. Ltd., Class A	2,703,573	8,471,889
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	1,179,301	1,765,293
Shenzhen Overseas Chinese Town Co. Ltd., Class A	2,989,523	2,784,556
Songcheng Performance Development Co. Ltd., Class A	1,225,022	2,539,903
Suning.com Co. Ltd., Class A *	2,761,902	1,670,199
TCL Technology Group Corp., Class A	10,688,843	10,308,568
Zhejiang Supor Co. Ltd., Class A	163,838	1,583,695

(Cost $133,415,154)		206,742,474

	Number of Shares	Value
Consumer Staples — 16.0%
Anhui Gujing Distillery Co. Ltd., Class A	95,716	$3,813,756
Beijing Shunxin Agriculture Co. Ltd., Class A	378,363	1,907,713
Chongqing Brewery Co. Ltd., Class A *	186,058	4,225,576
DaShenLin Pharmaceutical Group Co. Ltd., Class A	189,953	1,052,029
Foshan Haitian Flavouring & Food Co. Ltd., Class A	974,736	17,193,569
Guangdong Haid Group Co. Ltd., Class A	658,063	6,631,795
Henan Shuanghui Investment & Development Co. Ltd., Class A	1,099,669	4,915,822
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	4,682,876	28,811,475
Jiangsu King’s Luck Brewery JSC Ltd., Class A	477,707	4,235,696
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	454,602	12,445,948
Jiangxi Zhengbang Technology Co. Ltd., Class A	1,175,164	1,788,634
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A	420,808	2,171,294
Juewei Food Co. Ltd., Class A	244,528	2,493,483
Kweichow Moutai Co. Ltd., Class A	473,680	143,653,048
Luzhou Laojiao Co. Ltd., Class A	561,347	20,283,967
Muyuan Foods Co. Ltd., Class A	1,986,105	16,346,800
New Hope Liuhe Co. Ltd., Class A *	1,613,227	3,641,258
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	371,190	18,075,288
Tongwei Co. Ltd., Class A	2,052,989	14,485,238
Tsingtao Brewery Co. Ltd., Class A	275,082	4,267,627
Wens Foodstuffs Group Co. Ltd., Class A	3,412,475	8,549,278
Wuliangye Yibin Co. Ltd., Class A	1,468,432	50,281,658
Yifeng Pharmacy Chain Co. Ltd., Class A	295,882	2,098,338
Yonghui Superstores Co. Ltd., Class A	2,943,983	1,794,181

(Cost $186,390,654)		375,163,471

Energy — 1.2%
China Merchants Energy Shipping Co. Ltd., Class A	2,439,241	1,674,308
China Oilfield Services Ltd., Class A	463,228	985,901
China Petroleum & Chemical Corp., Class A	10,068,298	6,389,056
China Shenhua Energy Co. Ltd., Class A	2,535,415	7,781,671
PetroChina Co. Ltd., Class A	7,424,841	5,492,971
Shaanxi Coal Industry Co. Ltd., Class A	3,193,903	5,959,879

(Cost $23,404,080)		28,283,786

Financials — 23.4%
Agricultural Bank of China Ltd., Class A	21,843,300	9,984,136
AVIC Industry-Finance Holdings Co. Ltd., Class A	4,033,882	2,433,065
Bank of Beijing Co. Ltd., Class A	11,231,043	7,726,689
Bank of Chengdu Co. Ltd., Class A	1,634,845	2,878,601
Bank of China Ltd., Class A	16,119,100	7,722,179

See Notes to Financial Statements.	8

DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 300 China A-Shares ETF (Continued)

November 30, 2021 (Unaudited)

	Number of Shares	Value
Financials (Continued)
Bank of Communications Co. Ltd., Class A	20,764,850	$14,905,422
Bank of Hangzhou Co. Ltd., Class A	2,277,174	4,921,686
Bank of Jiangsu Co. Ltd., Class A	9,015,065	8,340,334
Bank of Nanjing Co. Ltd., Class A	3,916,043	5,578,970
Bank of Ningbo Co. Ltd., Class A (a)	2,763,169	16,874,580
Bank of Shanghai Co. Ltd., Class A	7,504,688	8,428,260
BOC International China Co. Ltd., Class A	619,100	1,323,483
Caitong Securities Co. Ltd., Class A	1,834,276	2,932,997
Changjiang Securities Co. Ltd., Class A	2,990,790	3,377,645
China CITIC Bank Corp. Ltd., Class A	2,506,736	1,771,823
China Construction Bank Corp., Class A	5,089,528	4,604,678
China Everbright Bank Co. Ltd., Class A	12,517,204	6,586,450
China Galaxy Securities Co. Ltd., Class A	1,086,871	1,780,580
China Great Wall Securities Co. Ltd., Class A	672,238	1,305,091
China International Capital Corp. Ltd., Class A	197,800	1,478,878
China Life Insurance Co. Ltd., Class A	1,266,463	5,878,266
China Merchants Bank Co. Ltd., Class A	9,395,094	73,032,782
China Merchants Securities Co. Ltd., Class A	2,892,260	7,732,077
China Minsheng Banking Corp. Ltd., Class A	15,969,008	9,757,236
China Pacific Insurance Group Co. Ltd., Class A	2,593,068	11,033,726
China Zheshang Bank Co. Ltd., Class A	6,379,339	3,436,917
Chinalin Securities Co. Ltd., Class A	200,900	329,758
Chongqing Rural Commercial Bank Co. Ltd., Class A	4,588,967	2,753,452
CITIC Securities Co. Ltd., Class A	6,532,511	24,389,820
CSC Financial Co. Ltd., Class A	755,265	3,325,230
East Money Information Co. Ltd., Class A	6,385,993	34,746,061
Everbright Securities Co. Ltd., Class A	1,447,744	3,285,935
Founder Securities Co. Ltd., Class A	3,100,586	3,774,372
GF Securities Co. Ltd., Class A	2,330,190	8,542,627
Guosen Securities Co. Ltd., Class A	2,226,116	3,856,760
Guotai Junan Securities Co. Ltd., Class A	3,474,002	9,129,043
Guoyuan Securities Co. Ltd., Class A	2,348,577	2,748,276
Haitong Securities Co. Ltd., Class A	7,377,731	13,709,033
Hithink RoyalFlush Information Network Co. Ltd., Class A	168,790	3,110,943
Hongta Securities Co. Ltd., Class A	761,580	1,337,385
Huatai Securities Co. Ltd., Class A	3,868,293	9,612,251
Huaxia Bank Co. Ltd., Class A	4,701,561	4,165,052
Industrial & Commercial Bank of China Ltd., Class A	26,453,784	19,030,602
Industrial Bank Co. Ltd., Class A	10,964,758	31,017,873
Industrial Securities Co. Ltd., Class A	4,141,199	5,567,998
Nanjing Securities Co. Ltd., Class A	1,431,280	2,140,232
New China Life Insurance Co. Ltd., Class A	648,429	3,861,139
Orient Securities Co. Ltd., Class A	3,149,356	6,955,147

	Number of Shares	Value
Financials (Continued)
People’s Insurance Co. Group of China Ltd., Class A	2,147,298	$1,568,355
Ping An Bank Co. Ltd., Class A	7,422,956	20,333,991
Ping An Insurance Group Co. of China Ltd., Class A	8,155,029	61,766,355
Postal Savings Bank of China Co. Ltd., Class A	8,117,700	6,477,329
SDIC Capital Co. Ltd., Class A	2,049,089	2,578,057
Shanghai Pudong Development Bank Co. Ltd., Class A	8,886,660	11,878,658
Shenwan Hongyuan Group Co. Ltd., Class A	7,065,644	5,604,571
Sinolink Securities Co. Ltd., Class A	1,796,675	3,002,690
SooChow Securities Co. Ltd., Class A	2,269,347	3,118,949
Tianfeng Securities Co. Ltd., Class A	3,155,960	1,913,454
Western Securities Co. Ltd., Class A	1,422,609	1,751,866
Zheshang Securities Co. Ltd., Class A	1,164,265	2,271,291
Zhongtai Securities Co. Ltd., Class A	574,363	938,251

(Cost $458,091,247)		546,419,357

Health Care — 9.6%
Aier Eye Hospital Group Co. Ltd., Class A	2,078,183	13,931,807
Asymchem Laboratories Tianjin Co. Ltd., Class A	112,147	9,038,874
Autobio Diagnostics Co. Ltd., Class A	140,471	1,235,148
Beijing Tiantan Biological Products Corp. Ltd., Class A	536,204	2,527,524
Beijing Tongrentang Co. Ltd., Class A	531,256	3,029,907
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	54,760	2,154,619
Betta Pharmaceuticals Co. Ltd., Class A	189,833	2,481,709
BGI Genomics Co. Ltd., Class A	164,231	2,450,631
Bloomage Biotechnology Corp. Ltd., Class A	58,320	1,477,122
Changchun High & New Technology Industry Group, Inc., Class A	214,126	9,530,986
Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	267,917	784,835
Chongqing Zhifei Biological Products Co. Ltd., Class A	605,904	12,265,594
Gan & Lee Pharmaceuticals Co. Ltd., Class A	57,580	651,002
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	529,350	2,442,834
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	220,430	3,789,187
Hangzhou Tigermed Consulting Co. Ltd., Class A	405,863	8,751,570
Huadong Medicine Co. Ltd., Class A	657,530	3,500,148
Hualan Biological Engineering, Inc., Class A	838,020	3,804,096
Humanwell Healthcare Group Co. Ltd., Class A	747,261	2,494,196
Intco Medical Technology Co. Ltd., Class A	250,582	2,569,780
Jafron Biomedical Co. Ltd., Class A	310,224	2,490,466
Jiangsu Hengrui Medicine Co. Ltd., Class A	3,410,722	26,877,550

See Notes to Financial Statements.	9

DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 300 China A-Shares ETF (Continued)

November 30, 2021 (Unaudited)

	Number of Shares	Value
Health Care (Continued)
Lepu Medical Technology Beijing Co. Ltd., Class A	968,197	$3,371,543
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A *	2,070,816	2,426,496
Ovctek China, Inc., Class A	396,750	3,558,380
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	912,612	8,027,373
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	875,838	2,531,284
Shanghai RAAS Blood Products Co. Ltd., Class A	2,763,501	2,843,153
Shenzhen Kangtai Biological Products Co. Ltd., Class A	311,288	5,618,977
Topchoice Medical Corp., Class A *	171,302	5,314,896
Walvax Biotechnology Co. Ltd., Class A	1,185,029	12,806,093
WuXi AppTec Co. Ltd., Class A	1,373,677	31,070,366
Yunnan Baiyao Group Co. Ltd., Class A	394,432	5,472,423
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	231,323	16,241,480
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	639,506	2,161,654
Zhejiang NHU Co. Ltd., Class A	1,200,002	5,471,776

(Cost $156,488,660)		225,195,479

Industrials — 11.4%
AECC Aviation Power Co. Ltd., Class A	905,171	9,147,680
Air China Ltd., Class A *	2,471,617	3,098,013
Beijing New Building Materials PLC, Class A	796,534	3,334,270
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	15,532,683	11,027,680
China CSSC Holdings Ltd., Class A	1,447,926	5,449,196
China Eastern Airlines Corp. Ltd., Class A *	3,638,865	2,663,490
China Railway Group Ltd., Class A	7,944,695	6,613,820
China Southern Airlines Co. Ltd., Class A *	4,912,826	4,722,610
China State Construction Engineering Corp. Ltd., Class A	16,326,000	11,898,632
COSCO SHIPPING Holdings Co. Ltd., Class A *	4,809,793	13,122,768
CRRC Corp. Ltd., Class A	9,590,161	9,173,656
Daqin Railway Co. Ltd., Class A	4,662,928	4,460,415
Eve Energy Co. Ltd., Class A	872,184	20,034,272
Gongniu Group Co. Ltd., Class A	73,475	1,817,804
Han’s Laser Technology Industry Group Co. Ltd., Class A	675,732	4,792,162
Jiangsu Hengli Hydraulic Co. Ltd., Class A	424,444	5,248,799
Jiangsu Zhongtian Technology Co. Ltd., Class A	2,050,159	5,983,186
Metallurgical Corp. of China Ltd., Class A	5,660,609	3,369,781
NARI Technology Co. Ltd., Class A	2,179,464	14,176,015
Power Construction Corp. of China Ltd., Class A	6,091,528	6,286,238
Sany Heavy Industry Co. Ltd., Class A	4,557,796	15,678,274

	Number of Shares	Value
Industrials (Continued)
SF Holding Co. Ltd., Class A	1,404,383	$13,506,695
Shanghai Electric Group Co. Ltd., Class A	4,248,803	3,230,065
Shanghai International Airport Co. Ltd., Class A *	743,127	5,037,833
Shanghai International Port Group Co. Ltd., Class A	3,103,005	2,334,626
Shanghai M&G Stationery, Inc., Class A	322,941	2,840,603
Shenzhen Inovance Technology Co. Ltd., Class A	1,199,979	12,364,505
Spring Airlines Co. Ltd., Class A *	299,591	2,588,158
Sungrow Power Supply Co. Ltd., Class A	785,307	19,918,538
Weichai Power Co. Ltd., Class A	3,665,371	8,883,480
XCMG Construction Machinery Co. Ltd., Class A	3,782,174	3,522,860
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	2,204,177	6,335,732
YTO Express Group Co. Ltd., Class A	1,021,193	2,585,664
Yunda Holding Co. Ltd., Class A	890,435	2,780,468
Zhejiang Chint Electrics Co. Ltd., Class A	843,981	6,866,915
Zhejiang Dingli Machinery Co. Ltd., Class A	206,961	2,676,368
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	1,485,003	5,418,459
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	3,327,920	3,648,611

(Cost $175,430,962)		266,638,341

Information Technology — 15.6%
360 Security Technology, Inc., Class A *	1,729,471	3,248,955
Advanced Micro-Fabrication Equipment Inc China, Class A *	195,581	4,916,175
Avary Holding Shenzhen Co. Ltd., Class A	568,224	3,591,508
Beijing Kingsoft Office Software, Inc., Class A	143,373	6,099,292
Beijing Shiji Information Technology Co. Ltd., Class A	409,984	1,826,301
BOE Technology Group Co. Ltd., Class A	23,345,275	17,674,425
Chaozhou Three-Circle Group Co. Ltd., Class A	898,413	5,884,524
China Greatwall Technology Group Co. Ltd., Class A	1,422,022	3,140,443
China Railway Signal & Communication Corp. Ltd., Class A	3,061,160	2,336,801
China Resources Microelectronics Ltd., Class A	230,118	2,587,269
Dawning Information Industry Co. Ltd., Class A	886,139	3,891,691
Foxconn Industrial Internet Co. Ltd., Class A	2,736,894	4,801,870
Gigadevice Semiconductor Beijing, Inc., Class A	413,232	9,775,032
Glodon Co. Ltd., Class A	753,211	7,557,546
GoerTek, Inc., Class A	1,832,453	14,990,050

See Notes to Financial Statements.	10

DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 300 China A-Shares ETF (Continued)

November 30, 2021 (Unaudited)

	Number of Shares	Value
Information Technology (Continued)
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	272,426	$2,971,804
Hangzhou First Applied Material Co. Ltd., Class A	302,272	5,773,388
Hundsun Technologies, Inc., Class A	932,038	8,551,062
Iflytek Co. Ltd., Class A	1,380,105	11,705,909
Inspur Electronic Information Industry Co. Ltd., Class A	837,406	4,274,828
JCET Group Co. Ltd., Class A	1,000,564	5,217,737
Lens Technology Co. Ltd., Class A	1,205,899	3,975,782
Lingyi iTech Guangdong Co., Class A *	2,327,960	2,479,159
LONGi Green Energy Technology Co. Ltd., Class A	3,322,960	45,628,392
Luxshare Precision Industry Co. Ltd., Class A	3,745,707	23,327,932
Montage Technology Co. Ltd., Class A	372,886	4,820,898
National Silicon Industry Group Co. Ltd., Class A *	420,373	1,957,097
NAURA Technology Group Co. Ltd., Class A	198,555	12,069,238
OFILM Group Co. Ltd., Class A *	1,798,212	2,474,254
Sanan Optoelectronics Co. Ltd., Class A	2,109,008	11,604,264
Shanghai Baosight Software Co. Ltd., Class A	362,454	3,773,985
Shengyi Technology Co. Ltd., Class A	1,013,181	3,755,764
Shennan Circuits Co. Ltd., Class A	166,461	2,745,371
Shenzhen Goodix Technology Co. Ltd., Class A	185,935	3,213,449
Shenzhen Sunway Communication Co. Ltd., Class A	793,362	3,115,378
Shenzhen Transsion Holdings Co. Ltd., Class A	187,438	4,924,940
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	1,130,120	4,262,025
Tianjin Zhonghuan Semiconductor Co. Ltd., Class A	1,693,198	11,967,943
Unigroup Guoxin Microelectronics Co. Ltd., Class A	334,257	12,122,296
Unisplendour Corp. Ltd., Class A	1,209,593	4,913,229
Universal Scientific Industrial Shanghai Co. Ltd., Class A	640,393	1,547,042
Will Semiconductor Co. Ltd. Shanghai, Class A	405,121	17,332,421
Wingtech Technology Co. Ltd., Class A	488,959	9,423,588
Wuhan Guide Infrared Co. Ltd., Class A	826,091	3,156,961
WUS Printed Circuit Kunshan Co. Ltd., Class A	1,263,510	3,008,688
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	748,200	9,315,921
Yealink Network Technology Corp. Ltd., Class A	244,578	2,974,582
Yonyou Network Technology Co. Ltd., Class A	1,302,254	6,655,988
Zhejiang Dahua Technology Co. Ltd., Class A	1,504,430	5,801,266
ZTE Corp., Class A	2,395,925	11,545,901

(Cost $239,829,708)		364,710,364

	Number of Shares	Value
Materials — 8.4%
Aluminum Corp. of China Ltd., Class A *	5,027,167	$4,106,066
Anhui Conch Cement Co. Ltd., Class A	1,837,816	10,455,618
Baoshan Iron & Steel Co. Ltd., Class A	6,705,339	6,867,008
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	1,378,060	8,556,461
Bluestar Adisseo Co., Class A	433,215	806,345
China Jushi Co. Ltd., Class A	1,868,683	5,136,567
China Molybdenum Co. Ltd., Class A	5,503,385	5,091,485
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	1,650,150	13,949,749
Citic Pacific Special Steel Group Co. Ltd., Class A	803,255	2,573,848
Ganfeng Lithium Co. Ltd., Class A	612,093	16,104,877
Hengli Petrochemical Co. Ltd., Class A	1,638,527	5,433,017
Hengyi Petrochemical Co. Ltd., Class A	1,713,228	2,817,482
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A *	17,106,227	7,765,177
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	2,557,973	2,129,468
Jiangxi Copper Co. Ltd., Class A	795,001	2,845,845
Kingfa Sci & Tech Co. Ltd., Class A	1,374,841	2,930,431
LB Group Co. Ltd., Class A	921,355	4,046,349
Ningxia Baofeng Energy Group Co. Ltd., Class A	1,723,398	4,396,133
Rongsheng Petrochemical Co. Ltd., Class A	2,366,618	6,022,023
Shandong Gold Mining Co. Ltd., Class A	1,406,543	4,219,740
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	1,136,884	5,250,041
Shanghai Putailai New Energy Technology Co. Ltd., Class A	167,480	4,787,774
Wanhua Chemical Group Co. Ltd., Class A	1,210,861	18,210,939
Yunnan Energy New Material Co. Ltd., Class A	409,316	16,343,066
Zhejiang Huayou Cobalt Co. Ltd., Class A	643,539	13,080,020
Zhejiang Longsheng Group Co. Ltd., Class A	2,090,700	4,108,169
Zhongjin Gold Corp. Ltd., Class A	1,538,444	2,012,917
Zijin Mining Group Co. Ltd., Class A	10,489,252	16,722,832

(Cost $110,811,013)		196,769,447

Real Estate — 1.8%
China Fortune Land Development Co. Ltd., Class A *	1,422,087	737,122
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	2,337,524	4,203,982
China Vanke Co. Ltd., Class A	5,118,242	14,679,824
Gemdale Corp., Class A	1,598,902	2,511,430
Greenland Holdings Corp. Ltd., Class A	2,838,270	1,827,834
Jinke Properties Group Co. Ltd., Class A	2,170,812	1,404,814
Poly Developments and Holdings Group Co. Ltd., Class A	5,362,001	11,664,763

See Notes to Financial Statements.	11

DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 300 China A-Shares ETF (Continued)

November 30, 2021 (Unaudited)

	Number of Shares	Value
Real Estate (Continued)
Seazen Holdings Co. Ltd., Class A	697,322	$3,406,379
Shanghai Lingang Holdings Corp. Ltd., Class A	774,320	1,724,630

(Cost $43,398,509)		42,160,778

Utilities — 2.0%
CGN Power Co. Ltd., Class A	9,038,879	4,117,294
China National Nuclear Power Co. Ltd., Class A	4,301,101	4,614,234
China Yangtze Power Co. Ltd., Class A (a)	8,777,564	26,926,227
GD Power Development Co. Ltd., Class A	6,932,700	2,765,893
Huaneng Lancang River Hydropower, Inc., Class A	1,715,900	1,617,121

	Number of Shares	Value
Utilities (Continued)
Huaneng Power International, Inc., Class A	3,186,442	$3,108,113
SDIC Power Holdings Co. Ltd., Class A	2,250,763	3,517,646

(Cost $36,970,106)		46,666,528

TOTAL COMMON STOCKS (Cost $1,597,496,125)		2,333,937,233

TOTAL INVESTMENTS — 99.7% (Cost $1,597,496,125)		$2,333,937,233
Other assets and liabilities, net — 0.3%		6,074,747

NET ASSETS — 100.0%		$2,340,011,980

*	Non-income producing security.
(a)	Investment was valued using significant unobservable inputs.

JSC:	Joint Stock Company

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2021 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (b)	$2,290,136,426	$—	$43,800,807	$2,333,937,233

TOTAL	$2,290,136,426	$—	$43,800,807	$2,333,937,233

(b)	See Schedule of Investments for additional detailed categorizations.

The following is a reconcilation of the Fund’s Level 3 investments for which significant unobservable inputs were used in determining value:

Balance at May 31, 2021	$—
Purchases	15,523,576
Sales	(11,682,033)
Realized gain (loss)	(835,098)
Change in unrealized gain (loss)	(1,551,198)
Transfers into Level 3 (c)	42,345,560
Transfer out of Level 3 (c)	—
Balance at November 30, 2021	43,800,807
Change in unrealized gain (loss) related to investments still held at November 30, 2021	(1,551,198)

(c)

During the period ended November 30, 2021, the amount of transfers between Level 1 and Level 3 was $42,345,560. The investments were transferred from Level 1 to Level 3 due to the lack of observable market data due to a decrease in market activity.

Transfers between price levels are recognized at the beginning of the reporting period.

Quantitative Disclosure About Significant Unobservable Inputs

Asset Class	Fair Value at 11/30/2021	Valuation Technique	Unobservable Input
Foreign Stock	$43,800,807	Market Approach	Last Traded Price

See Notes to Financial Statements.	12

DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 300 China A-Shares ETF (Continued)

November 30, 2021 (Unaudited)

Qualitative Disclosure About Unobservable Inputs

Significant unobservable inputs developed by the Pricing Committee and used in the fair value measurement of the Fund’s equity investments include the last traded price on the Exchange for securities suspended from trading. A significant change between last traded price, and the price of a security once it resumes trading on the securities exchange could result in a material change in the fair value measurement.

See Notes to Financial Statements.	13

DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF

November 30, 2021 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 99.9%
Communication Services — 3.2%
Beijing Enlight Media Co. Ltd., Class A	46,000	$73,337
Beijing Gehua CATV Network Co. Ltd., Class A	37,600	44,885
Bluefocus Intelligent Communications Group Co. Ltd., Class A	78,600	85,557
China South Publishing & Media Group Co. Ltd., Class A	27,400	39,551
Chinese Universe Publishing and Media Group Co. Ltd., Class A	25,889	43,470
Dr Peng Telecom & Media Group Co. Ltd., Class A*	54,400	55,712
G-bits Network Technology Xiamen Co. Ltd., Class A	1,673	98,769
Hangzhou Shunwang Technology Co. Ltd., Class A	19,600	44,794
Inmyshow Digital Technology Group Co. Ltd., Class A	20,800	41,231
Jiangsu Broadcasting Cable Information Network Corp. Ltd., Class A	71,300	32,926
Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	27,300	29,202
Kunlun Tech Co. Ltd., Class A	31,600	104,779
Leo Group Co. Ltd., Class A	261,295	97,680
NanJi E-Commerce Co. Ltd., Class A	75,800	77,747
Oriental Pearl Group Co. Ltd., Class A	77,000	94,942
Ourpalm Co. Ltd., Class A*	106,600	67,478
People.cn Co. Ltd., Class A	22,300	45,710
Wasu Media Holding Co. Ltd., Class A	18,900	21,731
Xinhuanet Co. Ltd., Class A	8,550	24,160
Youzu Interactive Co. Ltd., Class A*	28,300	68,189
Zhejiang Daily Digital Culture Group Co. Ltd., Class A	29,900	37,712
Zhejiang Huace Film & Television Co. Ltd., Class A	43,800	39,146

(Cost $1,281,197)		1,268,708

Consumer Discretionary — 8.1%
Anhui Jianghuai Automobile Group Corp. Ltd., Class A	51,700	137,320
Anhui Xinhua Media Co. Ltd., Class A	22,900	16,977
Anhui Zhongding Sealing Parts Co. Ltd., Class A	29,500	109,678
Autel Intelligent Technology Corp. Ltd., Class A	7,080	83,549
BAIC BluePark New Energy Technology Co. Ltd., Class A*	83,700	157,237
Beiqi Foton Motor Co. Ltd., Class A*	180,100	101,839
BTG Hotels Group Co. Ltd., Class A*	19,145	69,766
Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	5,770	11,129
China Grand Automotive Services Group Co. Ltd., Class A*	155,000	61,352
Chongqing Department Store Co. Ltd., Class A	7,795	30,769
Chongqing Sokon Industry Group Co. Ltd., Class A*	15,800	172,828

	Number of Shares	Value
Consumer Discretionary (Continued)
Chow Tai Seng Jewellery Co. Ltd., Class A	17,200	$47,143
DongFeng Automobile Co. Ltd., Class A	32,300	36,630
Eastern Pioneer Driving School Co. Ltd., Class A	14,180	19,066
Ecovacs Robotics Co. Ltd., Class A	8,833	227,439
Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	12,700	47,596
Hang Zhou Great Star Industrial Co. Ltd., Class A*	26,853	135,098
Hisense Visual Technology Co. Ltd., Class A	30,700	64,038
HLA Group Corp. Ltd., Class A	50,200	50,149
Joyoung Co. Ltd., Class A	11,900	42,468
Keboda Technology Co. Ltd., Class A	1,900	25,964
KingClean Electric Co. Ltd., Class A	4,500	21,707
Liaoning Cheng Da Co. Ltd., Class A	41,258	119,760
New Guomai Digital Culture Co. Ltd., Class A	12,400	26,450
Ningbo Huaxiang Electronic Co. Ltd., Class A	19,800	64,160
Ningbo Joyson Electronic Corp., Class A	32,020	115,024
Ningbo Tuopu Group Co. Ltd., Class A	17,107	180,165
Rainbow Digital Commercial Co. Ltd., Class A	18,300	17,247
Shanghai Jinjiang International Hotels Co. Ltd., Class A	14,300	117,203
Shenzhen MTC Co. Ltd., Class A*	71,600	55,333
Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A*	37,250	41,951
Sichuan Changhong Electric Co. Ltd., Class A	142,800	66,168
Suofeiya Home Collection Co. Ltd., Class A	24,918	66,146
Visual China Group Co. Ltd., Class A	19,500	55,623
Wangfujing Group Co. Ltd., Class A	22,530	100,114
Wanxiang Qianchao Co. Ltd., Class A	53,300	53,078
Weifu High-Technology Group Co. Ltd., Class A	20,000	66,033
Wuchan Zhongda Group Co. Ltd., Class A	117,200	111,558
Wuhan Department Store Group Co. Ltd., Class A	16,709	25,799
Xiamen Intretech, Inc., Class A	9,330	48,976
Zhejiang Orient Financial Holdings Group Co. Ltd., Class A	69,138	47,783
Zhejiang Semir Garment Co. Ltd., Class A	31,500	35,772
Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	61,500	55,158
Zhejiang Yasha Decoration Co. Ltd., Class A	25,600	29,917

(Cost $2,181,031)		3,169,160

Consumer Staples — 6.6%
Anhui Kouzi Distillery Co. Ltd., Class A	13,900	144,469
Anhui Yingjia Distillery Co. Ltd., Class A	9,400	100,814
Beijing Dabeinong Technology Group Co. Ltd., Class A	128,462	183,013
Beijing Yanjing Brewery Co. Ltd., Class A	52,400	55,968

See Notes to Financial Statements.	14

DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (Continued)

November 30, 2021 (Unaudited)

	Number of Shares	Value
Consumer Staples (Continued)
Bestore Co. Ltd., Class A	2,200	$14,617
Bright Dairy & Food Co. Ltd., Class A	24,700	53,656
By-health Co. Ltd., Class A	33,100	122,386
C&S Paper Co. Ltd., Class A	25,800	67,433
Chacha Food Co. Ltd., Class A	11,800	99,308
Chongqing Fuling Zhacai Group Co. Ltd., Class A	20,738	105,865
COFCO Sugar Holding Co. Ltd., Class A	42,400	63,335
Fujian Sunner Development Co. Ltd., Class A	28,900	99,458
Guangdong Marubi Biotechnology Co. Ltd., Class A	2,200	10,442
Hebei Yangyuan Zhihui Beverage Co. Ltd., Class A	19,700	92,273
Heilongjiang Agriculture Co. Ltd., Class A	28,300	63,388
Jiajiayue Group Co. Ltd., Class A	9,300	21,196
JiuGui Liquor Co. Ltd., Class A	8,800	310,423
Laobaixing Pharmacy Chain JSC, Class A	7,954	53,822
New Hope Dairy Co. Ltd., Class A	7,400	16,854
Opple Lighting Co. Ltd., Class A	5,790	17,798
Pengdu Agriculture & Animal Husbandry Co. Ltd., Class A*	127,420	81,657
Proya Cosmetics Co. Ltd., Class A	3,922	122,376
Shandong Yisheng Livestock & Poultry Breeding Co. Ltd., Class A*	23,600	39,812
Shanghai Bailian Group Co. Ltd., Class A	31,100	64,579
Shanghai Flyco Electrical Appliance Co. Ltd., Class A	1,800	11,516
Shanghai Jahwa United Co. Ltd., Class A	13,164	86,574
Shenzhen Agricultural Products Group Co. Ltd., Class A	25,900	25,182
Sichuan Swellfun Co. Ltd., Class A	7,499	153,490
Sichuan Teway Food Group Co. Ltd., Class A	6,014	23,285
Tech-Bank Food Co. Ltd., Class A	57,020	56,693
Toly Bread Co. Ltd., Class A	14,989	72,561
Yantai Changyu Pioneer Wine Co. Ltd., Class A	5,200	25,181
Yuan Longping High-tech Agriculture Co. Ltd., Class A*	40,754	153,888

(Cost $2,171,174)		2,613,312

Energy — 2.7%
China Petroleum Engineering Corp.	64,200	28,235
China Suntien Green Energy Corp. Ltd., Class A	5,400	14,190
CNOOC Energy Technology & Services Ltd., Class A	77,900	33,894
COFCO Capital Holdings Co. Ltd., Class A	7,000	8,906
COSCO SHIPPING Energy Transportation Co. Ltd., Class A	51,100	47,436
Guanghui Energy Co. Ltd., Class A*	156,800	146,542
Guizhou Gas Group Corp. Ltd., Class A	8,600	13,225
Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	29,700	54,068
Jizhong Energy Resources Co. Ltd., Class A	40,800	36,016

	Number of Shares	Value
Energy (Continued)
Nanjing Tanker Corp., Class A*	132,600	$40,406
Oriental Energy Co. Ltd., Class A	44,800	88,946
Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	46,770	78,605
Shanxi Coking Coal Energy Group Co. Ltd., Class A	79,050	99,084
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	46,400	78,712
Sinopec Oilfield Service Corp., Class A*	72,700	23,066
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	22,341	136,962
Yanzhou Coal Mining Co. Ltd., Class A	34,600	123,476

(Cost $686,541)		1,051,769

Financials — 4.8%
Bank of Changsha Co. Ltd., Class A	44,600	54,782
Bank of Guiyang Co. Ltd., Class A	96,400	98,118
Bank of Qingdao Co. Ltd., Class A	31,500	23,453
Bank of Suzhou Co. Ltd., Class A	62,200	65,165
Bank of Xi’an Co. Ltd., Class A	46,400	30,974
Bank of Zhengzhou Co. Ltd., Class A*	66,960	35,549
Dongxing Securities Co. Ltd., Class A	64,600	121,357
First Capital Securities Co. Ltd., Class A	133,400	145,836
Guolian Securities Co. Ltd., Class A	18,900	37,257
Huaan Securities Co. Ltd., Class A	113,015	90,355
Huaxi Securities Co. Ltd., Class A	61,700	89,936
Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	105,755	113,952
Jiangsu Financial Leasing Co. Ltd., Class A	45,900	36,769
Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	48,400	43,105
Jiangsu Zijin Rural Commercial Bank Co. Ltd., Class A	70,200	34,844
Minmetals Capital Co. Ltd., Class A	83,400	66,809
Northeast Securities Co. Ltd., Class A	55,249	76,194
Oceanwide Holdings Co. Ltd., Class A*	59,600	16,477
Pacific Securities Co. Ltd., Class A*	271,000	135,361
Polaris Bay Group Co. Ltd., Class A*	48,000	71,549
Qingdao Rural Commercial Bank Corp., Class A	102,900	61,741
Sealand Securities Co. Ltd., Class A	153,970	94,320
Shaanxi International Trust Co. Ltd., Class A	80,790	39,212
Shanghai AJ Group Co. Ltd., Class A	37,205	37,985
Shanxi Securities Co. Ltd., Class A	86,340	85,709
Southwest Securities Co. Ltd., Class A	133,000	101,529
Wuxi Rural Commercial Bank Co. Ltd., Class A	57,800	50,660
Xiamen Bank Co. Ltd., Class A	11,100	11,856

(Cost $1,941,984)		1,870,854

Health Care — 8.5%
Anhui Anke Biotechnology Group Co. Ltd., Class A	44,808	93,043
Apeloa Pharmaceutical Co. Ltd., Class A	23,000	149,275
Beijing SL Pharmaceutical Co. Ltd., Class A	24,500	41,177
Blue Sail Medical Co. Ltd., Class A	24,200	63,707

See Notes to Financial Statements.	15

DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (Continued)

November 30, 2021 (Unaudited)

	Number of Shares	Value
Health Care (Continued)
China Animal Husbandry Industry Co. Ltd., Class A	23,757	$41,308
China National Accord Medicines Corp. Ltd., Class A	5,373	28,036
China National Medicines Corp. Ltd., Class A	14,533	70,491
China Resources Double Crane Pharmaceutical Co. Ltd., Class A	19,849	39,346
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	15,018	57,628
Daan Gene Co. Ltd., Class A	37,918	126,503
Dezhan Healthcare Co. Ltd., Class A	34,400	20,857
Dian Diagnostics Group Co. Ltd., Class A	17,040	90,520
Double Medical Technology, Inc., Class A	1,800	13,356
Guangdong Zhongsheng Pharmaceutical Co. Ltd., Class A	25,100	47,941
Guangzhou Wondfo Biotech Co. Ltd., Class A	10,440	63,495
Guizhou Bailing Group Pharmaceutical Co. Ltd., Class A*	27,200	25,634
Guizhou Xinbang Pharmaceutical Co. Ltd., Class A*	47,050	50,032
Hainan Poly Pharm Co. Ltd., Class A	10,299	84,362
Haisco Pharmaceutical Group Co. Ltd., Class A	6,200	18,377
Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	10,400	29,551
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	27,285	154,328
Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	35,900	92,534
Jinyu Bio-Technology Co. Ltd., Class A	43,404	109,217
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	46,056	86,520
Jointown Pharmaceutical Group Co. Ltd., Class A	34,700	74,507
Livzon Pharmaceutical Group, Inc., Class A	14,662	83,068
Maccura Biotechnology Co. Ltd., Class A	15,000	73,628
Micro-Tech Nanjing Co. Ltd., Class A	1,591	62,550
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	14,060	92,026
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	21,200	62,370
Shandong Pharmaceutical Glass Co. Ltd., Class A	18,600	130,652
Shenzhen Chipscreen Biosciences Co. Ltd., Class A*	9,613	54,207
Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class A	14,200	35,686
Shenzhen Neptunus Bioengineering Co. Ltd., Class A*	63,350	32,538
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A*	17,300	76,793
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	32,300	87,009
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	44,100	131,610

	Number of Shares	Value
Health Care (Continued)
Tasly Pharmaceutical Group Co. Ltd., Class A	35,200	$75,028
Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	69,000	47,904
Tianjin ZhongXin Pharmaceutical Group Corp. Ltd., Class A	11,362	43,938
Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	55,100	95,548
Vcanbio Cell & Gene Engineering Corp. Ltd., Class A*	14,900	52,331
Winning Health Technology Group Co. Ltd., Class A	65,900	162,719
Yifan Pharmaceutical Co. Ltd., Class A	28,600	75,695
Zhejiang Conba Pharmaceutical Co. Ltd., Class A*	72,340	47,495
Zhejiang Medicine Co. Ltd., Class A	26,500	71,052
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	10,200	89,815

(Cost $2,890,635)		3,355,407

Industrials — 20.0%
AECC Aero-Engine Control Co. Ltd., Class A	30,900	149,974
AVIC Electromechanical Systems Co. Ltd., Class A	86,200	230,174
AVICOPTER PLC, Class A	14,300	163,518
Beijing Bei Mo Gao Ke Friction Material Co. Ltd., Class A	3,430	67,835
Beijing Originwater Technology Co. Ltd., Class A	85,600	95,059
Bohai Leasing Co. Ltd., Class A*	94,800	45,862
China Aluminum International Engineering Corp. Ltd., Class A*	15,100	9,226
China Baoan Group Co. Ltd., Class A	100,980	281,218
China Energy Engineering Corp. Ltd.*	502,518	193,383
China First Heavy Industries, Class A*	110,200	60,756
China International Marine Containers Group Co. Ltd., Class A	41,920	112,133
China Meheco Co. Ltd., Class A	20,387	35,993
China Merchants Port Group Co. Ltd., Class A	8,600	21,803
China National Chemical Engineering Co. Ltd., Class A	90,900	158,770
China Railway Hi-tech Industry Co. Ltd., Class A	51,600	62,245
China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd., Class A	29,200	36,876
China XD Electric Co. Ltd., Class A	81,100	74,266
CITIC Heavy Industries Co. Ltd., Class A	70,400	52,525
CMST Development Co. Ltd., Class A	33,600	32,827
COSCO SHIPPING Development Co. Ltd., Class A	153,600	77,928
Deppon Logistics Co. Ltd., Class A	11,800	18,071
Dongfang Electric Corp. Ltd., Class A	43,400	139,065
East Group Co. Ltd., Class A	36,700	65,485
Eternal Asia Supply Chain Management Ltd., Class A	59,700	58,232

See Notes to Financial Statements.	16

DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (Continued)

November 30, 2021 (Unaudited)

	Number of Shares	Value
Industrials (Continued)
Fangda Carbon New Material Co. Ltd., Class A	89,400	$169,631
Fujian Longking Co. Ltd., Class A	30,400	39,871
Gotion High-tech Co. Ltd., Class A*	39,381	411,470
Guangshen Railway Co. Ltd., Class A*	134,000	42,937
Guangxi Liugong Machinery Co. Ltd., Class A	43,230	51,606
Guangzhou Port Co. Ltd., Class A	47,500	23,651
Guosheng Financial Holding, Inc., Class A*	45,487	68,947
Hefei Meiya Optoelectronic Technology, Inc., Class A	10,900	66,686
Henan Pinggao Electric Co. Ltd., Class A	31,400	43,550
Hongfa Technology Co. Ltd., Class A	20,480	233,285
Infore Environment Technology Group Co. Ltd., Class A	38,700	48,387
Jiangsu Expressway Co. Ltd., Class A	16,900	22,166
Jihua Group Corp. Ltd., Class A*	104,100	44,639
Juneyao Airlines Co. Ltd., Class A	23,240	53,368
Kaishan Group Co. Ltd., Class A	16,200	39,899
Kuang-Chi Technologies Co. Ltd., Class A*	50,200	182,696
Liaoning Port Co. Ltd., Class A	228,620	60,329
Ming Yang Smart Energy Group Ltd., Class A	37,700	188,722
North Industries Group Red Arrow Co. Ltd., Class A*	27,947	132,744
Orient Group, Inc., Class A*	114,590	52,917
Qingdao Port International Co. Ltd., Class A	27,000	23,198
Qingdao TGOOD Electric Co. Ltd., Class A	24,481	115,974
Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	15,900	68,680
Shandong Hi-speed Co. Ltd., Class A	23,900	18,695
Shanghai Construction Group Co. Ltd., Class A	165,400	80,537
Shanghai Environment Group Co. Ltd., Class A	26,840	51,433
Shanghai Mechanical and Electrical Industry Co. Ltd., Class A	13,649	32,051
Shanghai Tunnel Engineering Co. Ltd., Class A	73,000	57,790
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	14,200	28,170
Shanxi Coal International Energy Group Co. Ltd., Class A	30,400	38,391
Shenzhen Airport Co. Ltd., Class A*	41,500	46,152
Shenzhen Tagen Group Co. Ltd., Class A	50,809	41,898
Siasun Robot & Automation Co. Ltd., Class A*	51,100	82,431
Sichuan Road & Bridge Co. Ltd., Class A	55,600	104,799
Sieyuan Electric Co. Ltd., Class A	23,980	206,334
Sinochem International Corp., Class A	55,300	72,268
Sinoma International Engineering Co., Class A	41,550	76,293
Sinotrans Ltd., Class A	61,100	42,227
State Grid Yingda Co. Ltd., Class A	45,900	52,846
STO Express Co. Ltd., Class A*	23,600	30,731

	Number of Shares	Value
Industrials (Continued)
Sunwoda Electronic Co. Ltd., Class A	46,200	$384,244
Suzhou Anjie Technology Co. Ltd., Class A	11,850	31,251
Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	50,200	44,787
TangShan Port Group Co. Ltd., Class A	113,574	44,955
TBEA Co. Ltd., Class A	143,000	514,139
Tian Di Science & Technology Co. Ltd., Class A	65,700	43,239
Tianjin Port Co. Ltd., Class A	55,576	33,871
Topsec Technologies Group, Inc., Class A	46,280	136,444
Tus Environmental Science And Technology Development Co. Ltd., Class A*	34,300	24,190
Wolong Electric Group Co. Ltd., Class A	32,439	100,835
Xiamen C & D, Inc., Class A	64,100	81,251
Xiamen ITG Group Corp. Ltd., Class A	57,048	60,933
Xuji Electric Co. Ltd., Class A	24,500	103,864
Yantai Eddie Precision Machinery Co. Ltd., Class A	13,580	67,682
Yutong Bus Co. Ltd., Class A	53,900	93,467
Zhefu Holding Group Co. Ltd., Class A	63,900	67,047
Zhejiang Wanliyang Co. Ltd., Class A	27,700	66,786
Zhejiang Weiming Environment Protection Co. Ltd., Class A	14,776	83,901
Zhejiang Weixing New Building Materials Co. Ltd., Class A	24,880	72,453
Zhengzhou Coal Mining Machinery Group Co. Ltd., Class A	41,100	81,793
Zhongshan Broad Ocean Motor Co. Ltd., Class A	67,000	86,716
Zhuzhou Kibing Group Co. Ltd., Class A	62,900	157,880

(Cost $5,107,914)		7,873,351

Information Technology — 17.8%
Accelink Technologies Co. Ltd., Class A	17,300	63,314
Addsino Co. Ltd., Class A	50,600	130,027
Aisino Corp., Class A	43,700	91,361
Amlogic Shanghai Co. Ltd., Class A*	7,977	151,747
Arcsoft Corp. Ltd., Class A	7,988	61,304
Beijing E-Hualu Information Technology Co. Ltd., Class A*	15,740	82,155
Beijing Jetsen Technology Co. Ltd., Class A*	79,600	59,264
Beijing Orient National Communication Science & Technology Co. Ltd., Class A*	32,419	53,366
Beijing Sinnet Technology Co. Ltd., Class A	42,200	97,770
Beijing Teamsun Technology Co. Ltd., Class A	44,560	48,924
Beijing Thunisoft Corp. Ltd., Class A	32,600	61,088
Beijing Ultrapower Software Co. Ltd., Class A*	77,600	70,330
Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	35,100	85,345
China National Software & Service Co. Ltd., Class A	11,600	94,491
China TransInfo Technology Co. Ltd., Class A	37,600	86,994

See Notes to Financial Statements.	17

DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (Continued)

November 30, 2021 (Unaudited)

	Number of Shares	Value
Information Technology (Continued)
DHC Software Co. Ltd., Class A	74,700	$85,184
Doushen Beijing Education & Technology, Inc., Class A*	26,620	17,185
Eastern Communications Co. Ltd., Class A	19,700	35,275
Fiberhome Telecommunication Technologies Co. Ltd., Class A	27,200	75,834
Fujian Star-net Communication Co. Ltd., Class A	18,200	72,040
GCL System Integration Technology Co. Ltd., Class A*	137,500	93,301
GRG Banking Equipment Co. Ltd., Class A	48,900	88,483
Guangdong Fenghua Advanced Technology Holding Co. Ltd., Class A	28,200	130,624
Guangzhou Haige Communications Group, Inc. Co., Class A	73,900	120,951
Hangzhou Lion Electronics Co. Ltd., Class A	1,700	36,315
Hangzhou Silan Microelectronics Co. Ltd., Class A	32,480	316,663
Hengdian Group DMEGC Magnetics Co. Ltd., Class A	33,000	103,409
Hengtong Optic-electric Co. Ltd., Class A	55,800	144,441
Huagong Tech Co. Ltd., Class A	40,059	188,765
Hytera Communications Corp. Ltd., Class A	38,900	36,110
Ingenic Semiconductor Co. Ltd., Class A	7,300	156,044
IRICO Display Devices Co. Ltd., Class A*	55,600	61,307
Leyard Optoelectronic Co. Ltd., Class A	80,600	130,524
MLS Co. Ltd., Class A	29,600	79,039
Neusoft Corp., Class A*	34,900	61,232
Newland Digital Technology Co. Ltd., Class A	29,140	81,380
Ninestar Corp., Class A	25,400	174,905
PCI Technology Group Co. Ltd., Class A	55,350	69,552
Raytron Technology Co. Ltd., Class A	8,733	119,064
Rockchip Electronics Co. Ltd., Class A	6,400	147,834
Shanghai 2345 Network Holding Group Co. Ltd., Class A*	226,848	77,677
Shanghai Aiko Solar Energy Co. Ltd., Class A	32,100	115,109
Shanghai Belling Co. Ltd., Class A	22,300	97,971
Shenzhen Aisidi Co. Ltd., Class A	24,500	48,527
Shenzhen Everwin Precision Technology Co. Ltd., Class A	28,536	69,295
Shenzhen Huaqiang Industry Co. Ltd., Class A	12,840	32,693
Shenzhen Kaifa Technology Co. Ltd., Class A	37,400	90,761
Shenzhen Kingdom Sci-Tech Co. Ltd., Class A	23,400	50,759
Shenzhen Kinwong Electronic Co. Ltd., Class A	10,320	46,847
Shenzhen Sunlord Electronics Co. Ltd., Class A	25,300	151,367
Shenzhen Suntak Circuit Technology Co. Ltd., Class A	15,300	38,811
Sinosoft Co. Ltd., Class A	13,720	58,660

	Number of Shares	Value
Information Technology (Continued)
StarPower Semiconductor Ltd., Class A	1,900	$143,250
Taiji Computer Corp. Ltd., Class A	16,419	74,274
Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	12,400	72,260
Tianma Microelectronics Co. Ltd., Class A	48,800	95,814
Tianshui Huatian Technology Co. Ltd., Class A	86,200	186,982
TongFu Microelectronics Co. Ltd., Class A	26,600	91,041
Venustech Group, Inc., Class A	29,200	131,862
Visionox Technology, Inc., Class A*	37,200	51,419
Wangsu Science & Technology Co. Ltd., Class A	78,400	75,487
Westone Information Industry, Inc., Class A	22,904	204,667
Wonders Information Co. Ltd., Class A*	46,494	86,759
Wuhu Token Science Co. Ltd., Class A	94,800	170,346
Wuxi Taiji Industry Co. Ltd., Class A	59,100	76,770
Xiamen Faratronic Co. Ltd., Class A	5,300	217,444
Yangtze Optical Fibre and Cable Joint Stock Ltd. Co., Class A	5,200	26,724
Zhejiang Crystal-Optech Co. Ltd., Class A	44,262	121,735
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	25,100	283,191
Zhongji Innolight Co. Ltd., Class A	22,600	135,391

(Cost $5,177,982)		6,986,834

Materials — 22.3%
ADAMA Ltd., Class A	16,600	20,728
Angang Steel Co. Ltd., Class A	92,500	52,741
BBMG Corp., Class A	154,800	65,407
Beijing Sanju Environmental Protection and New Material Co. Ltd., Class A*	54,500	62,406
Beijing Shougang Co. Ltd., Class A*	47,400	47,203
Chengzhi Co. Ltd., Class A*	24,209	56,316
Chifeng Jilong Gold Mining Co. Ltd., Class A*	45,400	119,232
China Hainan Rubber Industry Group Co. Ltd., Class A	68,300	56,751
China Nonferrous Metal Industry’s Foreign Engineering and Construction Co. Ltd., Class A*	55,800	48,469
China West Construction Group Co. Ltd., Class A	19,500	22,665
Chongqing Iron & Steel Co. Ltd., Class A*	258,900	81,332
COFCO Biotechnology Co. Ltd., Class A	43,285	79,411
CSG Holding Co. Ltd., Class A	54,361	83,764
Fangda Special Steel Technology Co. Ltd., Class A	41,246	46,840
Gansu Jiu Steel Group Hongxing Iron & Steel Co. Ltd., Class A*	119,800	39,704
GEM Co. Ltd., Class A	185,852	329,871
Grace Fabric Technology Co. Ltd., Class A	6,900	9,657
Guangdong HEC Technology Holding Co. Ltd., Class A*	57,605	99,530
Guangdong Hongda Blasting Co. Ltd., Class A	17,400	82,593
Guangdong Tapai Group Co. Ltd., Class A	27,600	43,222

See Notes to Financial Statements.	18

DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (Continued)

November 30, 2021 (Unaudited)

	Number of Shares	Value
Materials (Continued)
Guangzhou Tinci Materials Technology Co. Ltd., Class A	22,034	$467,226
Hainan Mining Co. Ltd., Class A*	15,400	30,430
Hangzhou Iron & Steel Co., Class A	65,510	52,272
Hesteel Co. Ltd., Class A	159,300	58,300
Hongda Xingye Co. Ltd., Class A	90,578	87,498
Hoshine Silicon Industry Co. Ltd., Class A	5,800	140,597
Huabao Flavours & Fragrances Co. Ltd., Class A	4,800	53,115
Huafon Microfibre Shanghai Technology Co. Ltd.*	47,250	36,885
Huaibei Mining Holdings Co. Ltd., Class A	38,500	64,464
Huapont Life Sciences Co. Ltd., Class A	61,450	71,039
Huaxin Cement Co. Ltd., Class A	26,272	73,124
Hubei Xingfa Chemicals Group Co. Ltd., Class A	25,920	162,649
Hunan Gold Corp. Ltd., Class A*	32,800	53,683
Hunan Valin Steel Co. Ltd., Class A	127,720	100,908
Jiangsu Shagang Co. Ltd., Class A	68,100	60,008
Jiangsu Yangnong Chemical Co. Ltd., Class A	7,300	151,929
Jilin Yatai Group Co. Ltd., Class A	125,900	65,061
Jinduicheng Molybdenum Co. Ltd., Class A	39,800	46,511
Levima Advanced Materials Corp., Class A	7,900	50,776
Lianhe Chemical Technology Co. Ltd., Class A	28,859	81,412
Liuzhou Iron & Steel Co. Ltd., Class A	19,800	16,048
Luxi Chemical Group Co. Ltd., Class A	44,500	107,851
Maanshan Iron & Steel Co. Ltd., Class A	92,700	52,564
Nanjing Hanrui Cobalt Co. Ltd., Class A	8,500	131,001
Nanjing Iron & Steel Co. Ltd., Class A	119,100	65,663
Ningbo Shanshan Co. Ltd., Class A	43,761	257,280
ORG Technology Co. Ltd., Class A	65,650	73,214
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A*	167,500	99,450
Red Avenue New Materials Group Co. Ltd., Class A	7,000	57,186
Rising Nonferrous Metals Share Co. Ltd., Class A*	7,400	63,487
Sansteel Minguang Co. Ltd. Fujian, Class A	47,550	48,697
Satellite Chemical Co. Ltd., Class A	26,900	166,897
SGIS Songshan Co. Ltd., Class A	46,500	29,945
Shaanxi Beiyuan Chemical Industry Group Co. Ltd., Class A	16,000	20,407
Shandong Chenming Paper Holdings Ltd., Class A	47,350	53,401
Shandong Iron and Steel Co. Ltd., Class A	212,130	57,643
Shandong Nanshan Aluminum Co. Ltd., Class A	277,700	191,487
Shandong Sinocera Functional Material Co. Ltd., Class A	30,900	217,923
Shandong Sun Paper Industry JSC Ltd., Class A	61,300	110,536
Shanghai Huayi Group Co. Ltd., Class A	21,900	32,954
Shanxi Meijin Energy Co. Ltd., Class A*	82,700	175,363

	Number of Shares	Value
Materials (Continued)
Shanxi Taigang Stainless Steel Co. Ltd., Class A	88,100	$99,219
Shanying International Holding Co. Ltd., Class A	121,100	60,678
Shenghe Resources Holding Co. Ltd., Class A	47,790	167,620
Shenzhen Capchem Technology Co. Ltd., Class A	11,000	209,409
Shenzhen Jinjia Group Co. Ltd., Class A	40,400	96,645
Shenzhen YUTO Packaging Technology Co. Ltd., Class A	14,740	73,161
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	100,500	77,508
Sichuan Hebang Biotechnology Co. Ltd., Class A*	204,780	108,718
Sinoma Science & Technology Co. Ltd., Class A	26,200	150,208
Skshu Paint Co. Ltd., Class A	5,840	109,177
Tangshan Jidong Cement Co. Ltd., Class A (a)	37,081	68,961
Tangshan Sanyou Chemical Industries Co. Ltd., Class A	48,500	71,762
Tianshan Aluminum Group Co. Ltd., Class A	20,900	26,854
Tongkun Group Co. Ltd., Class A	64,400	199,679
Tongling Nonferrous Metals Group Co. Ltd., Class A	285,400	153,762
Transfar Zhilian Co. Ltd., Class A	47,600	67,888
Weihai Guangwei Composites Co. Ltd., Class A	12,200	161,542
Western Mining Co. Ltd., Class A	74,400	151,102
Xiamen Tungsten Co. Ltd., Class A	33,420	137,375
Xinfengming Group Co. Ltd., Class A	29,416	65,749
Xinjiang Tianshan Cement Co. Ltd., Class A	24,300	50,688
Xinjiang Zhongtai Chemical Co. Ltd., Class A	67,100	102,866
Xinxing Ductile Iron Pipes Co. Ltd., Class A	88,450	51,821
Xinyu Iron & Steel Co. Ltd., Class A	61,900	51,919
Yintai Gold Co. Ltd., Class A	64,908	91,655
Yunnan Aluminium Co. Ltd., Class A*	73,100	122,743
Yunnan Chihong Zinc & Germanium Co. Ltd., Class A	120,600	94,904
Yunnan Copper Co. Ltd., Class A	40,800	88,502
Yunnan Tin Co. Ltd., Class A*	39,230	114,181
Zhejiang Hailiang Co. Ltd., Class A	37,800	75,997
Zhejiang Juhua Co. Ltd., Class A	52,790	109,453
Zhejiang Runtu Co. Ltd., Class A	31,000	43,920
Zhejiang Sanmei Chemical Industry Co. Ltd., Class A	6,960	27,844
Zibo Qixiang Tengda Chemical Co. Ltd., Class A	52,521	82,000

(Cost $5,571,985)		8,750,236

Real Estate — 3.1%
Beijing Capital Development Co. Ltd., Class A	45,000	33,362

See Notes to Financial Statements.	19

DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (Continued)

November 30, 2021 (Unaudited)

	Number of Shares	Value
Real Estate (Continued)
Beijing Urban Construction Investment & Development Co. Ltd., Class A	47,720	$31,481
China Merchants Property Operation & Service Co. Ltd., Class A	16,800	33,751
China Sports Industry Group Co. Ltd., Class A	26,801	48,916
China-Singapore Suzhou Industrial Park Development Group Co. Ltd., Class A	11,500	16,943
Cinda Real Estate Co. Ltd., Class A*	27,500	13,822
Financial Street Holdings Co. Ltd., Class A	43,800	37,908
Grandjoy Holdings Group Co. Ltd., Class A*	45,400	23,818
Greattown Holdings Ltd., Class A	61,164	33,818
Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	44,800	28,147
Huafa Industrial Co. Ltd. Zhuhai, Class A	63,040	51,985
Jiangsu Zhongnan Construction Group Co. Ltd., Class A	68,100	41,075
Nanjing Gaoke Co. Ltd., Class A	31,920	45,124
Red Star Macalline Group Corp. Ltd., Class A*	16,900	22,483
RiseSun Real Estate Development Co. Ltd., Class A	77,700	50,526
Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class A	13,000	24,095
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	34,000	55,755
Shanghai Shimao Co. Ltd., Class A	37,800	18,346
Shanghai SMI Holding Co. Ltd., Class A	48,300	29,588
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	30,700	71,657
Sichuan Languang Development Co. Ltd., Class A*	58,165	15,257
Suning Universal Co. Ltd., Class A*	58,700	40,845
Tahoe Group Co. Ltd., Class A*	33,300	10,618
Tianjin Guangyu Development Co. Ltd., Class A	21,500	69,567
Xiangcai Co. Ltd., Class A	17,200	27,016
Xinhu Zhongbao Co. Ltd., Class A	162,100	73,074
Yango Group Co. Ltd., Class A	75,600	34,437
Youngor Group Co. Ltd., Class A	107,400	110,327
Zhejiang China Commodities City Group Co. Ltd., Class A	106,100	76,661

	Number of Shares	Value
Real Estate (Continued)
Zhongtian Financial Group Co. Ltd., Class A*	153,900	$63,092

(Cost $1,461,998)		1,233,494

Utilities — 2.8%
Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	172,990	88,037
CECEP Wind-Power Corp., Class A	118,400	119,023
Chengdu Xingrong Environment Co. Ltd., Class A	69,500	65,826
Chongqing Gas Group Corp. Ltd., Class A	12,200	16,193
Datang International Power Generation Co. Ltd., Class A	95,100	37,792
ENN Natural Gas Co. Ltd., Class A	22,800	69,978
Guangdong Baolihua New Energy Stock Co. Ltd., Class A	67,500	56,935
Huadian Power International Corp. Ltd., Class A	126,100	71,899
Hubei Energy Group Co. Ltd., Class A	75,600	54,029
Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A	118,700	68,425
Jinko Power Technology Co. Ltd., Class A	33,200	48,706
Luenmei Quantum Co. Ltd., Class A	35,350	44,808
Shanghai Electric Power Co. Ltd., Class A	30,000	46,933
Shenergy Co. Ltd., Class A	94,949	91,870
Shenzhen Energy Group Co. Ltd., Class A	55,260	70,046
Shenzhen Gas Corp. Ltd., Class A	23,300	33,084
State Grid Information & Communication Co. Ltd., Class A	19,100	57,572
Zhongshan Public Utilities Group Co. Ltd., Class A	34,760	45,590

(Cost $873,969)		1,086,746

TOTAL COMMON STOCKS (Cost $29,346,410)		39,259,871

TOTAL INVESTMENTS — 99.9% (Cost $29,346,410)		$39,259,871
Other assets and liabilities, net — 0.1%		50,762

NET ASSETS — 100.0%		$39,310,633

*	Non-income producing security.
(a)	Investment was valued using significant unobservable inputs.

JSC:	Joint Stock Company

See Notes to Financial Statements.	20

DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (Continued)

November 30, 2021 (Unaudited)

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2021 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (b)	$39,190,910	$—	$68,961	$39,259,871

TOTAL	$39,190,910	$—	$68,961	$39,259,871

(b)	See Schedule of Investments for additional detailed categorizations.

During the period ended November 30, 2021, the amount of transfers from Level 1 to Level 3 was $ 89,361. The investment was transferred from Level 1 to Level 3 due the lack of observable market data due to a decrease in market activity.

See Notes to Financial Statements.	21

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All China Equity ETF

November 30, 2021 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 50.6%
Communication Services — 10.6%
Alibaba Pictures Group Ltd.*	77,021	$7,904
Autohome, Inc., ADR	392	13,395
Baidu, Inc., ADR*	1,633	244,689
Bilibili, Inc., ADR*(a)	1,002	66,142
China Literature Ltd., 144A*(a)	2,438	17,106
China Tower Corp. Ltd., Class H, 144A	290,426	36,881
Hello Group, Inc., ADR (a)	1,078	12,472
iQIYI, Inc., ADR*	1,462	9,123
JOYY, Inc., ADR (a)	378	19,354
Kanzhun Ltd., ADR*	208	6,652
Kingsoft Corp. Ltd.	5,126	22,224
Kuaishou Technology, 144A*	1,472	16,040
NetEase, Inc., ADR	2,434	262,215
Tencent Holdings Ltd.	33,591	1,979,477
Tencent Music Entertainment Group, ADR*	4,045	29,083
Weibo Corp., ADR*(a)	397	15,805

(Cost $2,575,821)		2,758,562

Consumer Discretionary — 18.0%
Alibaba Group Holding Ltd.*	88,418	1,443,795
ANTA Sports Products Ltd.	6,813	108,542
Bosideng International Holdings Ltd.	21,941	15,423
Brilliance China Automotive Holdings Ltd.*(b)	21,577	20,205
BYD Co. Ltd., Class H	4,636	182,208
China Education Group Holdings Ltd.	2,497	4,593
China Meidong Auto Holdings Ltd.	3,550	17,213
China Yuhua Education Corp. Ltd., 144A	8,669	4,148
Dada Nexus Ltd., ADR*	346	6,252
Dongfeng Motor Group Co. Ltd., Class H	17,251	16,021
Fuyao Glass Industry Group Co. Ltd., Class H, 144A	3,210	17,685
Geely Automobile Holdings Ltd.	35,805	106,324
GOME Retail Holdings Ltd.*(a)	38,282	3,339
Great Wall Motor Co. Ltd., Class H	19,651	82,175
Guangzhou Automobile Group Co. Ltd., Class H	19,224	19,678
Haidilao International Holding Ltd., 144A	6,251	13,808
Haier Smart Home Co. Ltd., Class H	12,683	47,505
HengTen Networks Group Ltd.*(a)	20,000	8,466
Huazhu Group Ltd., ADR*	994	39,283
JD Health International, Inc., 144A*	2,078	18,125
JD.com, Inc., ADR*	5,235	440,316
Jiumaojiu International Holdings Ltd., 144A	4,089	8,487
Li Auto, Inc., ADR*(a)	3,318	117,590
Li Ning Co. Ltd.	12,908	146,700
Meituan, Class B, 144A*	23,965	731,629
Minth Group Ltd.	4,788	22,172
New Oriental Education & Technology Group, Inc., ADR*	9,614	21,247
NIO, Inc., ADR*	8,148	318,831
Pinduoduo, Inc., ADR*	2,556	169,974
Shenzhou International Group Holdings Ltd.	4,816	90,811

	Number of Shares	Value
Consumer Discretionary (Continued)
TAL Education Group, ADR*(a)	2,395	$12,406
Tongcheng-Elong Holdings Ltd.*	5,633	11,677
Topsports International Holdings Ltd., 144A	8,830	10,262
Trip.com Group Ltd., ADR*	3,074	84,535
Vipshop Holdings Ltd., ADR*	2,720	26,574
XPeng, Inc., ADR*(a)	2,264	124,520
Yadea Group Holdings Ltd., 144A	5,998	10,756
Yum China Holdings, Inc.	2,525	126,502
Zhongsheng Group Holdings Ltd.	3,996	32,882

(Cost $4,702,005)		4,682,659

Consumer Staples — 1.9%
Anhui Gujing Distillery Co. Ltd., Class B	606	8,387
China Feihe Ltd., 144A	21,874	29,125
China Mengniu Dairy Co. Ltd.*	19,223	107,262
China Resources Beer Holdings Co. Ltd.	9,268	75,848
Dali Foods Group Co. Ltd., 144A	15,548	8,177
Hengan International Group Co. Ltd.	4,632	22,370
Nongfu Spring Co. Ltd., Class H, 144A (a)	5,397	30,945
RLX Technology, Inc., ADR*(a)	3,684	15,141
Smoore International Holdings Ltd., 144A (a)	10,769	64,372
Sun Art Retail Group Ltd. (a)	12,000	4,879
Tingyi Cayman Islands Holding Corp.	14,121	27,351
Tsingtao Brewery Co. Ltd., Class H	3,011	24,275
Uni-President China Holdings Ltd.	10,119	9,930
Vinda International Holdings Ltd. (a)	1,833	4,961
Want Want China Holdings Ltd.	35,785	30,250
Yihai International Holding Ltd.*	3,169	16,992

(Cost $459,676)		480,265

Energy — 0.7%
China Coal Energy Co. Ltd., Class H	6,317	3,176
China Oilfield Services Ltd., Class H	10,800	8,562
China Petroleum & Chemical Corp., Class H	148,709	65,047
China Shenhua Energy Co. Ltd., Class H	19,680	40,795
China Suntien Green Energy Corp. Ltd., Class H	5,373	3,770
PetroChina Co. Ltd., Class H	130,129	56,586
Yanzhou Coal Mining Co. Ltd., Class H (a)	9,062	14,228

(Cost $227,726)		192,164

Financials — 6.5%
360 DigiTech, Inc., ADR*	521	12,129
Agricultural Bank of China Ltd., Class H	158,101	52,120
Bank of China Ltd., Class H	482,868	167,855
Bank of Communications Co. Ltd., Class H	54,225	31,578
China Bohai Bank Co. Ltd., Class H, 144A	10,000	2,976
China Cinda Asset Management Co. Ltd., Class H	67,760	10,865
China CITIC Bank Corp. Ltd., Class H	59,433	25,539
China Construction Bank Corp., Class H	572,347	372,958
China Everbright Bank Co. Ltd., Class H	21,679	7,453
China Galaxy Securities Co. Ltd., Class H	25,207	13,904
China Huarong Asset Management Co. Ltd., Class H, 144A*(b)	82,025	10,732

See Notes to Financial Statements.	22

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All China Equity ETF (Continued)

November 30, 2021 (Unaudited)

	Number of Shares	Value
Financials (Continued)
China International Capital Corp. Ltd., Class H, 144A	8,578	$20,796
China Life Insurance Co. Ltd., Class H	47,750	78,646
China Merchants Bank Co. Ltd., Class H	23,443	181,329
China Minsheng Banking Corp. Ltd., Class H (a)	38,001	14,623
China Pacific Insurance Group Co. Ltd., Class H	16,072	46,592
China Taiping Insurance Holdings Co. Ltd.	10,235	14,258
CITIC Securities Co. Ltd., Class H	14,043	33,505
Far East Horizon Ltd. (a)	10,110	8,780
GF Securities Co. Ltd., Class H	7,823	13,627
Haitong Securities Co. Ltd., Class H	17,454	14,665
Huatai Securities Co. Ltd., Class H, 144A	8,322	11,935
Industrial & Commercial Bank of China Ltd., Class H	341,620	180,541
New China Life Insurance Co. Ltd., Class H	5,407	14,461
Noah Holdings Ltd., ADR*	243	8,852
People’s Insurance Co. Group of China Ltd., Class H	59,821	17,495
PICC Property & Casualty Co. Ltd., Class H	43,050	36,833
Ping An Insurance Group Co. of China Ltd., Class H	36,318	251,799
Postal Savings Bank of China Co. Ltd., Class H, 144A	47,786	32,426
ZhongAn Online P&C Insurance Co. Ltd., Class H, 144A*	2,982	10,175

(Cost $2,104,101)		1,699,447

Health Care — 3.5%
3SBio, Inc., 144A*	7,526	6,439
Akeso, Inc., 144A*	1,732	11,020
Alibaba Health Information Technology Ltd.*	25,589	23,600
BeiGene Ltd., ADR*	287	99,741
CanSino Biologics, Inc., Class H, 144A*(a)	432	9,498
China Medical System Holdings Ltd.	7,983	13,148
China Traditional Chinese Medicine Holdings Co. Ltd.	9,251	4,462
CSPC Pharmaceutical Group Ltd.	58,189	60,310
Genscript Biotech Corp.*	6,769	35,600
Hangzhou Tigermed Consulting Co. Ltd., Class H, 144A	781	12,453
Hansoh Pharmaceutical Group Co. Ltd., 144A	6,650	13,580
Hutchmed China Ltd., ADR*	469	15,880
Hygeia Healthcare Holdings Co. Ltd., 144A	1,043	8,114
I-Mab, ADR*	196	11,850
Innovent Biologics, Inc., 144A*	6,456	57,431
Jinxin Fertility Group Ltd., 144A*(a)	8,479	11,855
Legend Biotech Corp., ADR*	111	5,718
Microport Scientific Corp.	4,602	19,244
Pharmaron Beijing Co. Ltd., Class H, 144A	759	15,646
Ping An Healthcare and Technology Co. Ltd., 144A*(a)	2,788	10,514
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	12,780	18,066

	Number of Shares	Value
Health Care (Continued)
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	3,087	$15,978
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	4,384	7,997
Sino Biopharmaceutical Ltd.	65,861	48,070
Sinopharm Group Co. Ltd., Class H	8,546	18,570
Venus MedTech Hangzhou, Inc., Class H, 144A*	1,300	6,453
WuXi AppTec Co. Ltd., Class H, 144A	1,965	43,782
Wuxi Biologics Cayman, Inc., 144A*	20,781	283,092
Zai Lab Ltd., ADR*	458	31,717

(Cost $709,704)		919,828

Industrials — 1.9%
51job, Inc., ADR*	176	10,155
Air China Ltd., Class H*	15,036	9,470
AviChina Industry & Technology Co. Ltd., Class H	20,128	13,271
Beijing Capital International Airport Co. Ltd., Class H*	13,526	7,877
BOC Aviation Ltd., 144A	1,406	9,928
China Communications Services Corp. Ltd., Class H	17,954	8,567
China Conch Venture Holdings Ltd.	10,857	52,991
China Everbright Environment Group Ltd.	27,044	17,969
China Lesso Group Holdings Ltd.	7,660	11,182
China Merchants Port Holdings Co. Ltd.	11,300	17,423
China Railway Group Ltd., Class H	23,051	10,970
China Southern Airlines Co. Ltd., Class H*(a)	7,005	3,873
China State Construction International Holdings Ltd.	15,215	15,418
CITIC Ltd.	36,253	32,738
COSCO SHIPPING Holdings Co. Ltd., Class H*	18,250	31,229
COSCO SHIPPING Ports Ltd.	12,859	10,111
CRRC Corp. Ltd., Class H	13,432	5,961
DiDi Global, Inc., ADR*(a)	1,818	13,871
Fosun International Ltd.	16,223	17,730
Haitian International Holdings Ltd.	5,161	14,167
Jiangsu Expressway Co. Ltd., Class H	9,691	9,423
Sany Heavy Equipment International Holdings Co. Ltd.	6,064	6,308
Shenzhen International Holdings Ltd.	8,510	9,279
Sinotruk Hong Kong Ltd.	4,628	6,863
Weichai Power Co. Ltd., Class H	13,962	24,823
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	2,986	6,588
Zhejiang Expressway Co. Ltd., Class H	12,281	11,579
Zhuzhou CRRC Times Electric Co. Ltd.	2,701	17,808
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	9,545	6,269
ZTO Express Cayman, Inc., ADR	2,646	83,640

(Cost $502,892)		497,481

Information Technology — 2.9%
AAC Technologies Holdings, Inc.	4,920	21,458
Agora, Inc., ADR*	293	6,124

See Notes to Financial Statements.	23

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All China Equity ETF (Continued)

November 30, 2021 (Unaudited)

	Number of Shares	Value
Information Technology (Continued)
BYD Electronic International Co. Ltd. (a)	3,775	$14,018
China Youzan Ltd.*	87,939	7,896
Chinasoft International Ltd.*	15,592	26,160
Chindata Group Holdings Ltd., ADR*	432	4,087
Daqo New Energy Corp., ADR*	326	18,693
Flat Glass Group Co. Ltd., Class H (a)	2,598	11,397
GDS Holdings Ltd., ADR*(a)	522	29,253
Hua Hong Semiconductor Ltd., 144A*	3,809	25,505
Kingboard Holdings Ltd.	4,179	20,960
Kingboard Laminates Holdings Ltd.	7,362	13,051
Kingdee International Software Group Co. Ltd.*	15,764	47,823
Kingsoft Cloud Holdings Ltd., ADR*(a)	350	6,048
Lenovo Group Ltd.	43,939	44,920
Ming Yuan Cloud Group Holdings Ltd.*(a)	2,598	7,432
Sunny Optical Technology Group Co. Ltd.	4,223	127,732
TravelSky Technology Ltd., Class H	5,434	8,992
Vnet Group, Inc., ADR*	528	5,132
Weimob, Inc., 144A*(a)	9,959	12,085
Xiaomi Corp., Class B, 144A*	86,667	214,337
Xinyi Solar Holdings Ltd.	29,335	53,809
ZTE Corp., Class H	4,868	13,207

(Cost $619,609)		740,119

Materials — 1.0%
Aluminum Corp. of China Ltd., Class H*	32,474	15,954
Anhui Conch Cement Co. Ltd., Class H	8,295	37,720
China Hongqiao Group Ltd.	13,079	12,683
China Molybdenum Co. Ltd., Class H	19,894	12,274
China National Building Material Co. Ltd., Class H	26,177	28,273
China Resources Cement Holdings Ltd.	18,200	13,307
Dongyue Group Ltd.	7,000	13,307
Ganfeng Lithium Co. Ltd., Class H, 144A	1,560	30,436
Huabao International Holdings Ltd.	5,198	14,969
Jiangxi Copper Co. Ltd., Class H	7,896	12,721
Lee & Man Paper Manufacturing Ltd.	7,636	5,270
MMG Ltd.*	17,324	6,289
Nine Dragons Paper Holdings Ltd.	11,247	12,638
Shandong Gold Mining Co. Ltd., Class H, 144A	3,898	7,000
Zijin Mining Group Co. Ltd., Class H	36,149	48,039

(Cost $225,638)		270,880

Real Estate — 2.2%
Agile Group Holdings Ltd.	5,508	3,632
A-Living Smart City Services Co. Ltd., 144A	2,946	6,946
China Evergrande Group (a)	13,241	3,889
China Jinmao Holdings Group Ltd.	34,733	10,604
China Overseas Land & Investment Ltd.	22,196	51,135
China Overseas Property Holdings Ltd. (a)	4,582	4,302
China Resources Land Ltd.	18,112	75,391
China Resources Mixc Lifestyle Services Ltd., 144A	3,464	17,151
China Vanke Co. Ltd., Class H	9,251	20,956
CIFI Ever Sunshine Services Group Ltd.	4,196	7,083

	Number of Shares	Value
Real Estate (Continued)
CIFI Holdings Group Co. Ltd.	21,735	$11,849
Country Garden Holdings Co. Ltd.	48,900	43,155
Country Garden Services Holdings Co. Ltd.	9,391	56,798
Greentown China Holdings Ltd.	5,198	7,708
Greentown Service Group Co. Ltd.	9,476	9,092
Guangzhou R&F Properties Co. Ltd., Class H (a)	7,005	3,792
Hopson Development Holdings Ltd.	4,084	9,953
KE Holdings, Inc., ADR*	2,154	43,102
KWG Group Holdings Ltd.	9,355	6,936
Logan Group Co. Ltd.	9,840	9,504
Longfor Group Holdings Ltd., 144A	11,235	53,323
Powerlong Real Estate Holdings Ltd.	10,000	6,029
Seazen Group Ltd.*(b)	14,457	10,441
Shimao Group Holdings Ltd.	8,022	9,261
Shimao Services Holdings Ltd., 144A (a)	4,000	4,956
Sunac China Holdings Ltd.	16,430	29,590
Sunac Services Holdings Ltd., 144A	3,464	5,519
Wharf Holdings Ltd.	8,042	28,110
Yuexiu Property Co. Ltd.	10,775	10,062

(Cost $773,644)		560,269

Utilities — 1.4%
Beijing Enterprises Holdings Ltd.	3,905	13,199
Beijing Enterprises Water Group Ltd.	39,553	14,764
CGN Power Co. Ltd., Class H, 144A	53,397	14,658
China Gas Holdings Ltd.	19,068	34,292
China Longyuan Power Group Corp. Ltd., Class H	20,129	41,312
China Power International Development Ltd.	25,895	13,220
China Resources Gas Group Ltd.	6,157	31,868
China Resources Power Holdings Co. Ltd.	13,969	36,285
ENN Energy Holdings Ltd.	5,010	94,084
Guangdong Investment Ltd.	19,703	26,234
Huaneng Power International, Inc., Class H	26,126	11,696
Kunlun Energy Co. Ltd.	25,051	23,586

(Cost $307,304)		355,198

TOTAL COMMON STOCKS (Cost $13,208,120)		13,156,872

RIGHTS — 0.0%
Real Estate — 0.0%
CIFI Holdings Group Co. Ltd.*, expires 12/27/21 (Cost $0)	1,087	35

EXCHANGE-TRADED FUNDS — 49.2%
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (c)	34,219	1,411,534
Xtrackers MSCI China A Inclusion Equity ETF (c)	379,130	11,390,923

TOTAL EXCHANGE-TRADED FUNDS (Cost $10,237,749)		12,802,457

See Notes to Financial Statements.	24

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All China Equity ETF (Continued)

November 30, 2021 (Unaudited)

	Number of Shares	Value
SECURITIES LENDING COLLATERAL — 0.8%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (d)(e) (Cost $221,622)	221,622	$221,622

CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “Institutional Shares”, 0.04% (d) (Cost $27,759)	27,759	27,759

TOTAL INVESTMENTS — 100.7% (Cost $23,695,250)		$26,208,745
Other assets and liabilities, net — (0.7%)		(189,065)

NET ASSETS — 100.0%		$26,019,680

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2021 is as follows:

Value ($) at 5/31/2021	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2021	Value ($) at 11/30/2021
EXCHANGE-TRADED FUNDS — 49.2%
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (c)
1,716,704	72,289	(511,012)		53,344	80,209	—	—	34,219	1,411,534
Xtrackers MSCI China A Inclusion Equity ETF (c)
13,524,060	219,748	(1,750,101)		550,630	(1,153,414)	—	—	379,130	11,390,923

SECURITIES LENDING COLLATERAL — 0.8%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (d)(e)
1,306,704	—	(1,085,082	)(f)	—	—	36	—	221,622	221,622

CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “Institutional Shares”, 0.04% (d)
4,222	169,808	(146,271)		—	—	3	—	27,759	27,759

16,551,690	461,845	(3,492,466)		603,974	(1,073,205)	39	—	662,730	13,051,838

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2021 amounted to $644,411, which is 2.5% of net assets.

(b)	Investment was valued using significant unobservable inputs.
(c)	Affiliated fund advised by DBX Advisors LLC.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $442,387.

(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2021.

ADR:	American Depositary Receipt
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At November 30, 2021, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Depreciation
FTSE China A50 Index Futures	USD	3	$47,001	$46,182	12/30/2021	$(819)

For information on the Fund’s policy and additional disclosures regarding open futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

See Notes to Financial Statements.	25

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All China Equity ETF (Continued)

November 30, 2021 (Unaudited)

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2021 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (g)	$13,115,494	$—	$41,378	$13,156,872
Rights	—	35	—	35
Exchange-Traded Funds	12,802,457	—	—	12,802,457
Short-Term Investments (g)	249,381	—	—	249,381

TOTAL	$26,167,332	$35	$41,378	$26,208,745

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (h)
Futures Contracts	$(819)	$—	$—	$(819)

TOTAL	$(819)	$—	$—	$(819)

(g)	See Schedule of Investments for additional detailed categorizations.
(h)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

During the period ended November 30, 2021, the amount of transfers from Level 1 to Level 3 was $ 19,180. The investment was transferred from Level 1 to Level 3 due the lack of observable market data due to a decrease in market activity.

See Notes to Financial Statements.	26

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI China A Inclusion Equity ETF

November 30, 2021 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 99.5%
Communication Services — 1.2%
Beijing Enlight Media Co. Ltd., Class A	6,200	$9,869
China United Network Communications Ltd., Class A	59,100	35,959
Focus Media Information Technology Co. Ltd., Class A	27,923	30,958
G-bits Network Technology Xiamen Co. Ltd., Class A	100	5,894
Giant Network Group Co. Ltd., Class A	3,300	5,227
Kunlun Tech Co. Ltd., Class A	2,300	7,614
Mango Excellent Media Co. Ltd., Class A	3,700	25,246
Perfect World Co. Ltd., Class A	3,700	10,931
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	4,300	15,907
Zhejiang Century Huatong Group Co. Ltd., Class A*	14,720	16,920

(Cost $143,945)		164,525

Consumer Discretionary — 6.8%
Autel Intelligent Technology Corp. Ltd., Class A	765	9,013
Beijing Roborock Technology Co. Ltd., Class A	130	16,552
BYD Co. Ltd., Class A	3,498	167,142
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	500	17,015
China Tourism Group Duty Free Corp. Ltd., Class A	3,743	120,592
Chongqing Changan Automobile Co. Ltd., Class A	12,140	33,068
Ecovacs Robotics Co. Ltd., Class A	900	23,136
FAW Jiefang Group Co. Ltd., Class A	5,700	9,242
Fuyao Glass Industry Group Co. Ltd., Class A	4,009	28,913
Great Wall Motor Co. Ltd., Class A	4,300	40,364
Haier Smart Home Co. Ltd., Class A	12,000	51,223
Hang Zhou Great Star Industrial Co. Ltd., Class A*	2,300	11,553
Hangzhou Robam Appliances Co. Ltd., Class A	1,900	9,377
Huayu Automotive Systems Co. Ltd., Class A	6,300	25,489
Huizhou Desay Sv Automotive Co. Ltd., Class A	900	19,622
Jason Furniture Hangzhou Co. Ltd., Class A	1,300	13,649
Liaoning Cheng Da Co. Ltd., Class A	3,200	9,274
Mianyang Fulin Precision Co. Ltd., Class A*	1,400	8,187
NavInfo Co. Ltd., Class A*	4,100	10,017
Ningbo Joyson Electronic Corp., Class A	3,000	10,759
Ningbo Tuopu Group Co. Ltd., Class A	2,200	23,132
Oppein Home Group, Inc., Class A	940	17,901
SAIC Motor Corp. Ltd., Class A	14,727	46,073
Sailun Group Co. Ltd., Class A	6,100	13,306
Shandong Linglong Tyre Co. Ltd., Class A	2,800	16,905

	Number of Shares	Value
Consumer Discretionary (Continued)
Shanghai Jinjiang International Hotels Co. Ltd., Class A	1,700	$13,911
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	6,900	10,312
Shenzhen Kedali Industry Co. Ltd., Class A	400	11,056
Shenzhen MTC Co. Ltd., Class A*	9,100	7,021
Shenzhen Overseas Chinese Town Co. Ltd., Class A	16,500	15,344
Songcheng Performance Development Co. Ltd., Class A	5,243	10,853
Suning.com Co. Ltd., Class A*	15,864	9,578
Suzhou TA&A Ultra Clean Technology Co. Ltd., Class A	1,100	19,320
TCL Technology Group Corp., Class A	27,600	26,575
Wangfujing Group Co. Ltd., Class A	1,800	7,985
Wuchan Zhongda Group Co. Ltd., Class A	9,900	9,408
Xiamen Intretech, Inc., Class A	1,300	6,813
Zhejiang Semir Garment Co. Ltd., Class A	5,200	5,896
Zhejiang Supor Co. Ltd., Class A	1,100	10,616

(Cost $529,899)		916,192

Consumer Staples — 15.9%
Angel Yeast Co. Ltd., Class A	1,600	14,056
Anhui Gujing Distillery Co. Ltd., Class A	800	31,824
Anhui Kouzi Distillery Co. Ltd., Class A	1,200	12,452
Anhui Yingjia Distillery Co. Ltd., Class A	1,200	12,849
Beijing Dabeinong Technology Group Co. Ltd., Class A	7,800	11,094
Beijing Shunxin Agriculture Co. Ltd., Class A	1,600	8,054
By-health Co. Ltd., Class A	3,400	12,551
C&S Paper Co. Ltd., Class A	2,500	6,524
Chacha Food Co. Ltd., Class A	1,100	9,243
Chongqing Brewery Co. Ltd., Class A*	900	20,407
Chongqing Fuling Zhacai Group Co. Ltd., Class A	1,700	8,664
DaShenLin Pharmaceutical Group Co. Ltd., Class A	1,480	8,183
Foshan Haitian Flavouring & Food Co. Ltd., Class A	6,730	118,519
Fu Jian Anjoy Foods Co. Ltd., Class A	500	13,620
Fujian Sunner Development Co. Ltd., Class A	2,600	8,933
Guangdong Haid Group Co. Ltd., Class A	3,300	33,203
Heilongjiang Agriculture Co. Ltd., Class A	3,500	7,827
Henan Shuanghui Investment & Development Co. Ltd., Class A	5,400	24,100
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	11,613	71,333
Jiangsu King’s Luck Brewery JSC Ltd., Class A	2,500	22,131
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	2,924	79,922
Jiangxi Zhengbang Technology Co. Ltd., Class A	5,600	8,510
JiuGui Liquor Co. Ltd., Class A	600	21,131
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A	1,600	8,242

See Notes to Financial Statements.	27

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI China A Inclusion Equity ETF (Continued)

November 30, 2021 (Unaudited)

	Number of Shares	Value
Consumer Staples (Continued)
Juewei Food Co. Ltd., Class A	1,200	$12,217
Kweichow Moutai Co. Ltd., Class A	2,450	741,806
Laobaixing Pharmacy Chain JSC, Class A	940	6,350
Luzhou Laojiao Co. Ltd., Class A	2,806	101,229
Muyuan Foods Co. Ltd., Class A	10,085	82,871
New Hope Liuhe Co. Ltd., Class A*	8,972	20,218
Proya Cosmetics Co. Ltd., Class A	400	12,461
Shanghai Bailian Group Co. Ltd., Class A	3,200	6,634
Shanghai Bairun Investment Holding Group Co. Ltd., Class A	1,480	13,535
Shanghai Jahwa United Co. Ltd., Class A	1,400	9,192
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	2,274	110,554
Sichuan Swellfun Co. Ltd., Class A	900	18,391
Toly Bread Co. Ltd., Class A	1,940	9,376
Tongwei Co. Ltd., Class A	8,700	61,285
Tsingtao Brewery Co. Ltd., Class A	1,400	21,684
Wens Foodstuffs Group Co. Ltd., Class A	12,044	30,125
Wuliangye Yibin Co. Ltd., Class A	7,454	254,824
Yifeng Pharmacy Chain Co. Ltd., Class A	1,386	9,813
Yihai Kerry Arawana Holdings Co. Ltd., Class A	2,700	26,048
Yonghui Superstores Co. Ltd., Class A	15,466	9,410
Yuan Longping High-tech Agriculture Co. Ltd., Class A*	2,400	9,048

(Cost $968,022)		2,140,443

Energy — 1.7%
China Merchants Energy Shipping Co. Ltd., Class A	17,180	11,773
China Petroleum & Chemical Corp., Class A	59,750	37,854
China Shenhua Energy Co. Ltd., Class A	12,900	39,528
COSCO SHIPPING Energy Transportation Co. Ltd., Class A	7,500	6,951
Guanghui Energy Co. Ltd., Class A*	12,800	11,943
Offshore Oil Engineering Co. Ltd., Class A	9,700	6,556
PetroChina Co. Ltd., Class A	40,935	30,235
Shaanxi Coal Industry Co. Ltd., Class A	18,399	34,277
Shanxi Coking Coal Energy Group Co. Ltd., Class A	8,200	10,262
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	5,900	9,993
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	1,900	11,629
Yanzhou Coal Mining Co. Ltd., Class A	4,900	17,458

(Cost $191,934)		228,459

Financials — 17.6%
Agricultural Bank of China Ltd., Class A	144,217	65,812
AVIC Industry-Finance Holdings Co. Ltd., Class A	15,310	9,219
Bank of Beijing Co. Ltd., Class A	41,714	28,652
Bank of Changsha Co. Ltd., Class A	7,000	8,584
Bank of Chengdu Co. Ltd., Class A	6,650	11,690
Bank of China Ltd., Class A	70,112	33,534
Bank of Communications Co. Ltd., Class A	75,738	54,278
Bank of Hangzhou Co. Ltd., Class A	11,240	24,254

	Number of Shares	Value
Financials (Continued)
Bank of Jiangsu Co. Ltd., Class A	29,499	$27,247
Bank of Nanjing Co. Ltd., Class A	19,000	27,024
Bank of Ningbo Co. Ltd., Class A (a)	12,050	73,470
Bank of Shanghai Co. Ltd., Class A	26,535	29,752
BOC International China Co. Ltd., Class A	3,700	7,897
Caitong Securities Co. Ltd., Class A	6,600	10,536
Changjiang Securities Co. Ltd., Class A	10,000	11,275
China Construction Bank Corp., Class A	19,200	17,343
China Everbright Bank Co. Ltd., Class A	78,831	41,413
China Galaxy Securities Co. Ltd., Class A	8,600	14,066
China Great Wall Securities Co. Ltd., Class A	5,100	9,885
China International Capital Corp. Ltd., Class A	2,100	15,675
China Life Insurance Co. Ltd., Class A	5,614	26,015
China Merchants Bank Co. Ltd., Class A	39,843	309,217
China Merchants Securities Co. Ltd., Class A	14,031	37,449
China Minsheng Banking Corp. Ltd., Class A	67,871	41,403
China Pacific Insurance Group Co. Ltd., Class A	12,977	55,129
China Zheshang Bank Co. Ltd., Class A	34,400	18,503
Chongqing Rural Commercial Bank Co. Ltd., Class A	16,900	10,124
CITIC Securities Co. Ltd., Class A	20,555	76,620
CSC Financial Co. Ltd., Class A	8,500	37,363
Dongxing Securities Co. Ltd., Class A	5,500	10,315
East Money Information Co. Ltd., Class A	19,840	107,774
Everbright Securities Co. Ltd., Class A	7,737	17,532
First Capital Securities Co. Ltd., Class A	9,100	9,932
Founder Securities Co. Ltd., Class A	15,700	19,081
GF Securities Co. Ltd., Class A	11,600	42,457
Guangzhou Yuexiu Financial Holdings Group Co. Ltd., Class A	5,265	7,348
Guolian Securities Co. Ltd., Class A	3,700	7,282
Guosen Securities Co. Ltd., Class A	11,900	20,583
Guotai Junan Securities Co. Ltd., Class A	14,251	37,388
Guoyuan Securities Co. Ltd., Class A	8,290	9,685
Haitong Securities Co. Ltd., Class A	18,414	34,161
Hithink RoyalFlush Information Network Co. Ltd., Class A	1,100	20,241
Huaan Securities Co. Ltd., Class A	9,820	7,838
Huatai Securities Co. Ltd., Class A	14,180	35,178
Huaxi Securities Co. Ltd., Class A	5,200	7,567
Huaxia Bank Co. Ltd., Class A	25,598	22,640
Industrial & Commercial Bank of China Ltd., Class A	121,033	86,929
Industrial Bank Co. Ltd., Class A	39,885	112,646
Industrial Securities Co. Ltd., Class A	13,400	17,988
Nanjing Securities Co. Ltd., Class A	7,500	11,197
New China Life Insurance Co. Ltd., Class A	4,164	24,755
Northeast Securities Co. Ltd., Class A	5,000	6,884
Orient Securities Co. Ltd., Class A	11,751	25,909
Pacific Securities Co. Ltd., Class A*	13,500	6,732
People’s Insurance Co. Group of China Ltd., Class A	12,800	9,334

See Notes to Financial Statements.	28

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI China A Inclusion Equity ETF (Continued)

November 30, 2021 (Unaudited)

	Number of Shares	Value
Financials (Continued)
Ping An Bank Co. Ltd., Class A	37,266	$101,919
Ping An Insurance Group Co. of China Ltd., Class A	20,609	155,840
Postal Savings Bank of China Co. Ltd., Class A	50,700	40,389
Qingdao Rural Commercial Bank Corp., Class A	12,300	7,368
SDIC Capital Co. Ltd., Class A	12,080	15,174
Sealand Securities Co. Ltd., Class A	9,560	5,847
Shanghai Pudong Development Bank Co. Ltd., Class A	56,027	74,769
Shanxi Securities Co. Ltd., Class A	6,780	6,720
Shenwan Hongyuan Group Co. Ltd., Class A	42,895	33,970
Sinolink Securities Co. Ltd., Class A	6,000	10,011
SooChow Securities Co. Ltd., Class A	7,210	9,893
Southwest Securities Co. Ltd., Class A	13,200	10,060
Tianfeng Securities Co. Ltd., Class A	17,200	10,411
Western Securities Co. Ltd., Class A	8,200	10,081
Zheshang Securities Co. Ltd., Class A	7,300	14,218
Zhongtai Securities Co. Ltd., Class A	11,400	18,592

(Cost $1,947,983)		2,378,067

Health Care — 10.0%
Aier Eye Hospital Group Co. Ltd., Class A	10,418	69,727
Apeloa Pharmaceutical Co. Ltd., Class A	2,200	14,255
Asymchem Laboratories Tianjin Co. Ltd., Class A	500	40,234
Autobio Diagnostics Co. Ltd., Class A	1,140	10,008
Beijing Tiantan Biological Products Corp. Ltd., Class A	2,540	11,954
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	800	31,426
Betta Pharmaceuticals Co. Ltd., Class A	800	10,442
BGI Genomics Co. Ltd., Class A	800	11,918
CanSino Biologics, Inc., Class A*	193	8,474
Changchun High & New Technology Industry Group, Inc., Class A	800	35,551
China National Medicines Corp. Ltd., Class A	1,500	7,264
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	1,675	6,417
Chongqing Zhifei Biological Products Co. Ltd., Class A	3,100	62,653
Daan Gene Co. Ltd., Class A	2,996	9,979
Dong-E-E-Jiao Co. Ltd., Class A	1,200	7,700
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	2,400	11,058
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	900	15,446
Hangzhou Tigermed Consulting Co. Ltd., Class A	750	16,146
Huadong Medicine Co. Ltd., Class A	3,460	18,388
Hualan Biological Engineering, Inc., Class A	3,440	15,590
Humanwell Healthcare Group Co. Ltd., Class A	3,300	10,997

	Number of Shares	Value
Health Care (Continued)
Imeik Technology Development Co. Ltd., Class A	400	$35,428
Intco Medical Technology Co. Ltd., Class A	1,100	11,263
Jafron Biomedical Co. Ltd., Class A	1,550	12,423
Jiangsu Hengrui Medicine Co. Ltd., Class A	12,176	95,795
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	2,000	11,294
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	4,200	7,877
Joinn Laboratories China Co. Ltd., Class A	600	13,173
Jointown Pharmaceutical Group Co. Ltd., Class A	4,000	8,575
Lepu Medical Technology Beijing Co. Ltd., Class A	3,600	12,516
Livzon Pharmaceutical Group, Inc., Class A	1,000	5,656
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A*	8,432	9,864
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	2,349	15,350
Ovctek China, Inc., Class A	1,660	14,864
PharmaBlock Sciences Nanjing, Inc., Class A	400	9,563
Pharmaron Beijing Co. Ltd., Class A	1,300	37,024
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	2,238	6,573
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	3,800	33,371
Shanghai Junshi Biosciences Co. Ltd., Class A*	1,202	11,489
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	3,900	11,253
Shanghai RAAS Blood Products Co. Ltd., Class A	13,400	13,764
Shenzhen Kangtai Biological Products Co. Ltd., Class A	1,300	23,428
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	2,300	129,278
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	1,200	9,138
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A*	2,100	9,307
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	3,380	9,090
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	2,300	6,853
Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	4,300	7,444
Topchoice Medical Corp., Class A*	600	18,586
Walvax Biotechnology Co. Ltd., Class A	3,100	33,446
Winning Health Technology Group Co. Ltd., Class A	4,210	10,378
WuXi AppTec Co. Ltd., Class A	4,936	111,463
Yunnan Baiyao Group Co. Ltd., Class A	2,370	32,829
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	1,196	83,836
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	3,020	10,192

See Notes to Financial Statements.	29

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI China A Inclusion Equity ETF (Continued)

November 30, 2021 (Unaudited)

	Number of Shares	Value
Health Care (Continued)
Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	1,700	$15,979
Zhejiang NHU Co. Ltd., Class A	5,120	23,308
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	1,100	9,670

(Cost $847,159)		1,346,967

Industrials — 16.3%
AECC Aero-Engine Control Co. Ltd., Class A	2,200	10,660
AECC Aviation Power Co. Ltd., Class A	5,100	51,457
Air China Ltd., Class A*	13,300	16,644
AVIC Electromechanical Systems Co. Ltd., Class A	7,600	20,261
AVICOPTER PLC, Class A	1,200	13,700
Beijing New Building Materials PLC, Class A	3,300	13,791
Beijing Originwater Technology Co. Ltd., Class A	6,800	7,539
Beijing United Information Technology Co. Ltd., Class A	700	13,046
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	77,300	54,791
China Baoan Group Co. Ltd., Class A	5,000	13,902
China CSSC Holdings Ltd., Class A	8,900	33,440
China Eastern Airlines Corp. Ltd., Class A*	16,300	11,912
China National Chemical Engineering Co. Ltd., Class A	12,200	21,274
China Railway Group Ltd., Class A	38,000	31,583
China Southern Airlines Co. Ltd., Class A*	19,600	18,811
China State Construction Engineering Corp. Ltd., Class A	78,700	57,265
Contemporary Amperex Technology Co. Ltd., Class A	4,500	479,861
COSCO SHIPPING Development Co. Ltd., Class A	14,600	7,395
COSCO SHIPPING Holdings Co. Ltd., Class A*	24,350	66,327
CRRC Corp. Ltd., Class A	47,900	45,745
Dongfang Electric Corp. Ltd., Class A	5,400	17,275
Eve Energy Co. Ltd., Class A	3,662	83,980
Fangda Carbon New Material Co. Ltd., Class A	7,573	14,346
Ginlong Technologies Co. Ltd., Class A	500	19,993
Gotion High-tech Co. Ltd., Class A*	2,400	25,036
Guangdong Kinlong Hardware Products Co. Ltd., Class A	600	14,396
Hefei Meiya Optoelectronic Technology, Inc., Class A	1,200	7,330
Hongfa Technology Co. Ltd., Class A	1,400	15,921
Jiangsu Hengli Hydraulic Co. Ltd., Class A	2,508	30,964
Jiangsu Zhongtian Technology Co. Ltd., Class A	5,900	17,191
Kuang-Chi Technologies Co. Ltd., Class A*	4,100	14,897
Luoyang Xinqianglian Slewing Bearing Co. Ltd., Class A	300	9,941
Metallurgical Corp. of China Ltd., Class A	36,314	21,583

	Number of Shares	Value
Industrials (Continued)
Ming Yang Smart Energy Group Ltd., Class A	4,000	$19,991
NARI Technology Co. Ltd., Class A	10,600	68,834
North Industries Group Red Arrow Co. Ltd., Class A*	2,600	12,330
Power Construction Corp. of China Ltd., Class A	29,300	30,188
Riyue Heavy Industry Co. Ltd., Class A	2,000	11,419
Sany Heavy Industry Co. Ltd., Class A	16,250	55,807
SF Holding Co. Ltd., Class A	9,400	90,258
Shanghai Construction Group Co. Ltd., Class A	19,000	9,237
Shanghai Electric Group Co. Ltd., Class A	24,800	18,823
Shanghai International Airport Co. Ltd., Class A*	1,895	12,826
Shanghai International Port Group Co. Ltd., Class A	19,400	14,572
Shanghai M&G Stationery, Inc., Class A	1,900	16,685
Shenzhen Inovance Technology Co. Ltd., Class A	5,100	52,465
Sichuan Road & Bridge Co. Ltd., Class A	9,600	18,065
Sieyuan Electric Co. Ltd., Class A	1,400	12,027
Sinotrans Ltd., Class A	9,600	6,624
Spring Airlines Co. Ltd., Class A*	1,698	14,645
Sungrow Power Supply Co. Ltd., Class A	2,800	70,904
Sunwoda Electronic Co. Ltd., Class A	3,100	25,741
Suzhou Maxwell Technologies Co. Ltd., Class A	200	22,111
TBEA Co. Ltd., Class A	7,281	26,136
Titan Wind Energy Suzhou Co. Ltd., Class A	3,400	11,085
Topsec Technologies Group, Inc., Class A	2,300	6,770
Weichai Power Co. Ltd., Class A	13,400	32,424
Wuxi Shangji Automation Co. Ltd., Class A	500	17,395
XCMG Construction Machinery Co. Ltd., Class A	14,349	13,344
Xiamen C & D, Inc., Class A	5,800	7,340
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	6,643	19,064
Yantai Eddie Precision Machinery Co. Ltd., Class A	1,760	8,757
Youngy Co. Ltd., Class A*	500	11,252
YTO Express Group Co. Ltd., Class A	5,900	14,915
Yunda Holding Co. Ltd., Class A	5,710	17,801
Yutong Bus Co. Ltd., Class A	3,600	6,233
Zhefu Holding Group Co. Ltd., Class A	10,800	11,313
Zhejiang Chint Electrics Co. Ltd., Class A	4,117	33,443
Zhejiang Dingli Machinery Co. Ltd., Class A	980	12,653
Zhejiang HangKe Technology, Inc. Co., Class A	794	15,311
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	7,030	25,609
Zhejiang Weiming Environment Protection Co. Ltd., Class A	2,200	12,472
Zhejiang Weixing New Building Materials Co. Ltd., Class A	3,300	9,594

See Notes to Financial Statements.	30

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI China A Inclusion Equity ETF (Continued)

November 30, 2021 (Unaudited)

	Number of Shares	Value
Industrials (Continued)
Zhuzhou Kibing Group Co. Ltd., Class A	5,400	$13,532
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	14,150	15,488

(Cost $1,152,327)		2,207,740

Information Technology — 14.7%
360 Security Technology, Inc., Class A*	13,700	25,695
Addsino Co. Ltd., Class A	3,100	7,953
Advanced Micro-Fabrication Equipment Inc China, Class A*	1,169	29,337
Avary Holding Shenzhen Co. Ltd., Class A	3,100	19,562
Beijing BDStar Navigation Co. Ltd., Class A*	1,100	6,762
Beijing E-Hualu Information Technology Co. Ltd., Class A*	1,440	7,504
Beijing Kingsoft Office Software, Inc., Class A	760	32,279
Beijing Shiji Information Technology Co. Ltd., Class A	2,040	9,073
Beijing Sinnet Technology Co. Ltd., Class A	3,200	7,402
Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A	400	11,644
BOE Technology Group Co. Ltd., Class A	71,802	54,272
Chaozhou Three-Circle Group Co. Ltd., Class A	3,458	22,613
China Greatwall Technology Group Co. Ltd., Class A	6,200	13,670
China National Software & Service Co. Ltd., Class A	1,000	8,133
China Railway Signal & Communication Corp. Ltd., Class A	13,918	10,607
China TransInfo Technology Co. Ltd., Class A	3,200	7,392
China Zhenhua Group Science & Technology Co. Ltd., Class A	1,000	18,980
Dawning Information Industry Co. Ltd., Class A	2,600	11,400
DHC Software Co. Ltd., Class A	6,500	7,400
Fiberhome Telecommunication Technologies Co. Ltd., Class A	2,100	5,845
Flat Glass Group Co. Ltd., Class A	2,800	19,992
Foxconn Industrial Internet Co. Ltd., Class A	13,400	23,472
GCL System Integration Technology Co. Ltd., Class A*	10,900	7,384
Gigadevice Semiconductor Beijing, Inc., Class A	1,312	30,985
GoerTek, Inc., Class A	6,577	53,715
GRG Banking Equipment Co. Ltd., Class A	4,600	8,310
Guangzhou Haige Communications Group, Inc. Co., Class A	4,700	7,680
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	1,300	14,158
Hangzhou First Applied Material Co. Ltd., Class A	1,860	35,468
Hangzhou Silan Microelectronics Co. Ltd., Class A	2,600	25,307

	Number of Shares	Value
Information Technology (Continued)
Hengtong Optic-electric Co. Ltd., Class A	4,300	$11,113
Huagong Tech Co. Ltd., Class A	2,000	9,409
Hundsun Technologies, Inc., Class A	2,897	26,536
Iflytek Co. Ltd., Class A	4,334	36,701
Ingenic Semiconductor Co. Ltd., Class A	900	19,207
Inspur Electronic Information Industry Co. Ltd., Class A	2,688	13,700
JA Solar Technology Co. Ltd., Class A	3,100	42,274
JCET Group Co. Ltd., Class A	3,400	17,702
Lakala Payment Co. Ltd., Class A	1,600	7,128
Lens Technology Co. Ltd., Class A	9,800	32,258
Leyard Optoelectronic Co. Ltd., Class A	4,900	7,922
Lingyi iTech Guangdong Co., Class A*	14,100	14,991
LONGi Green Energy Technology Co. Ltd., Class A	10,374	142,217
Luxshare Precision Industry Co. Ltd., Class A	13,533	84,146
Maxscend Microelectronics Co. Ltd., Class A	620	36,441
Montage Technology Co. Ltd., Class A	1,510	19,491
National Silicon Industry Group Co. Ltd., Class A*	4,047	18,811
NAURA Technology Group Co. Ltd., Class A	1,000	60,687
Ninestar Corp., Class A	2,100	14,437
OFILM Group Co. Ltd., Class A*	6,300	8,654
Raytron Technology Co. Ltd., Class A	891	12,128
Sanan Optoelectronics Co. Ltd., Class A	8,579	47,127
Sangfor Technologies, Inc., Class A	800	24,614
SG Micro Corp., Class A	450	24,205
Shanghai Baosight Software Co. Ltd., Class A	2,070	21,518
Shengyi Technology Co. Ltd., Class A	4,600	17,024
Shennan Circuits Co. Ltd., Class A	980	16,136
Shenzhen Goodix Technology Co. Ltd., Class A	900	15,529
Shenzhen Kaifa Technology Co. Ltd., Class A	3,300	7,995
Shenzhen SC New Energy Technology Corp., Class A	700	13,304
Shenzhen Sunlord Electronics Co. Ltd., Class A	1,600	9,557
Shenzhen Sunway Communication Co. Ltd., Class A	1,800	7,057
Shenzhen Transsion Holdings Co. Ltd., Class A	1,252	32,843
StarPower Semiconductor Ltd., Class A	300	22,582
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	3,200	12,049
Thunder Software Technology Co. Ltd., Class A	800	19,691
Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	1,400	8,145
Tianjin Zhonghuan Semiconductor Co. Ltd., Class A	6,200	43,752
Tianma Microelectronics Co. Ltd., Class A	4,500	8,821
Tianshui Huatian Technology Co. Ltd., Class A	5,900	12,777

See Notes to Financial Statements.	31

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI China A Inclusion Equity ETF (Continued)

November 30, 2021 (Unaudited)

	Number of Shares	Value
Information Technology (Continued)
TongFu Microelectronics Co. Ltd., Class A	2,400	$8,201
Unigroup Guoxin Microelectronics Co. Ltd., Class A	1,200	43,449
Unisplendour Corp. Ltd., Class A	5,408	21,931
Universal Scientific Industrial Shanghai Co. Ltd., Class A	2,800	6,753
Westone Information Industry, Inc., Class A	1,600	14,274
Will Semiconductor Co. Ltd., Class A	1,700	72,614
Wingtech Technology Co. Ltd., Class A	2,364	45,487
Wuhan Guide Infrared Co. Ltd., Class A	4,374	16,688
Wuhu Token Science Co. Ltd., Class A	4,400	7,894
WUS Printed Circuit Kunshan Co. Ltd., Class A	4,010	9,533
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	1,600	19,889
Xiamen Faratronic Co. Ltd., Class A	400	16,384
Yealink Network Technology Corp. Ltd., Class A	1,800	21,856
Yonyou Network Technology Co. Ltd., Class A	6,426	32,791
Zhejiang Dahua Technology Co. Ltd., Class A	5,800	22,329
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	2,500	28,160
Zhongji Innolight Co. Ltd., Class A	1,500	8,971
Zhuzhou Hongda Electronics Corp. Ltd., Class A	700	10,586
ZTE Corp., Class A	7,600	36,565

(Cost $1,202,685)		1,989,028

Materials — 11.5%
Aluminum Corp. of China Ltd., Class A*	26,108	21,290
Anhui Conch Cement Co. Ltd., Class A	7,564	42,963
Anhui Honglu Steel Construction Group Co. Ltd., Class A	1,000	7,966
Baoshan Iron & Steel Co. Ltd., Class A	44,057	45,046
BBMG Corp., Class A	17,100	7,213
Beijing Easpring Material Technology Co. Ltd., Class A	800	13,148
Chengtun Mining Group Co. Ltd., Class A	5,100	9,277
Chengxin Lithium Group Co. Ltd., Class A*	1,600	15,052
Chifeng Jilong Gold Mining Co. Ltd., Class A*	3,300	8,653
China Jushi Co. Ltd., Class A	7,772	21,329
China Minmetals Rare Earth Co. Ltd., Class A	1,900	13,271
China Molybdenum Co. Ltd., Class A	35,400	32,697
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	6,993	59,020
CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	3,800	8,086
Do-Fluoride New Materials Co. Ltd., Class A	1,400	10,692
Ganfeng Lithium Co. Ltd., Class A	2,200	57,791
GEM Co. Ltd., Class A	9,500	16,834
Guangzhou Tinci Materials Technology Co. Ltd., Class A	1,840	38,953

	Number of Shares	Value
Materials (Continued)
Hangzhou Oxygen Plant Group Co. Ltd., Class A	2,000	$8,183
Hengli Petrochemical Co. Ltd., Class A	11,120	36,812
Hengyi Petrochemical Co. Ltd., Class A	7,160	11,756
Hesteel Co. Ltd., Class A	20,200	7,381
Hoshine Silicon Industry Co. Ltd., Class A	800	19,361
Huafon Chemical Co. Ltd., Class A	9,300	15,605
Huaxin Cement Co. Ltd., Class A	2,800	7,781
Hubei Xingfa Chemicals Group Co. Ltd., Class A	2,100	13,156
Hunan Valin Steel Co. Ltd., Class A	12,900	10,175
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A*	87,400	39,610
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	17,795	14,790
Inner Mongolia Yuan Xing Energy Co. Ltd., Class A*	6,800	7,710
Jiangsu Eastern Shenghong Co. Ltd., Class A	6,500	24,147
Jiangsu Yangnong Chemical Co. Ltd., Class A	600	12,467
Jiangsu Yoke Technology Co. Ltd., Class A	900	11,267
Jiangxi Copper Co. Ltd., Class A	4,044	14,453
Kingfa Sci & Tech Co. Ltd., Class A	5,300	11,278
LB Group Co. Ltd., Class A	4,700	20,608
Luxi Chemical Group Co. Ltd., Class A	3,800	9,195
Ningxia Baofeng Energy Group Co. Ltd., Class A	12,200	31,070
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A*	17,300	10,255
Rongsheng Petrochemical Co. Ltd., Class A	19,328	49,102
Satellite Chemical Co. Ltd., Class A	3,380	20,937
Shandong Gold Mining Co. Ltd., Class A	6,853	20,526
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	4,170	19,225
Shandong Nanshan Aluminum Co. Ltd., Class A	24,100	16,591
Shandong Sun Paper Industry JSC Ltd., Class A	5,500	9,901
Shanghai Putailai New Energy Technology Co. Ltd., Class A	1,340	38,245
Shanxi Meijin Energy Co. Ltd., Class A*	8,100	17,148
Shanxi Taigang Stainless Steel Co. Ltd., Class A	11,500	12,930
Shenghe Resources Holding Co. Ltd., Class A	3,500	12,256
Shenzhen Capchem Technology Co. Ltd., Class A	800	15,205
Shenzhen Senior Technology Material Co. Ltd., Class A	1,400	10,077
Sichuan Hebang Biotechnology Co. Ltd., Class A*	16,700	8,852
Sichuan New Energy Power Co. Ltd.*	2,400	11,216
Sichuan Yahua Industrial Group Co. Ltd., Class A	2,200	10,626
Sinoma Science & Technology Co. Ltd., Class A	3,200	18,316

See Notes to Financial Statements.	32

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI China A Inclusion Equity ETF (Continued)

November 30, 2021 (Unaudited)

	Number of Shares	Value
Materials (Continued)
Sinopec Shanghai Petrochemical Co. Ltd., Class A	11,770	$8,490
Skshu Paint Co. Ltd., Class A	740	13,812
Tangshan Jidong Cement Co. Ltd., Class A (a)	3,100	5,756
Tianshan Aluminum Group Co. Ltd., Class A	8,700	11,160
Tibet Summit Resources Co. Ltd., Class A	1,700	10,160
Tongkun Group Co. Ltd., Class A	4,500	13,930
Tongling Nonferrous Metals Group Co. Ltd., Class A	21,100	11,349
Transfar Zhilian Co. Ltd., Class A	6,190	8,814
Wanhua Chemical Group Co. Ltd., Class A	6,000	90,091
Weihai Guangwei Composites Co. Ltd., Class A	1,000	13,220
Western Superconducting Technologies Co. Ltd., Class A	786	11,968
Xiamen Tungsten Co. Ltd., Class A	2,600	10,670
Xinjiang Zhongtai Chemical Co. Ltd., Class A	4,800	7,347
Yintai Gold Co. Ltd., Class A	5,280	7,444
YongXing Special Materials Technology Co. Ltd., Class A	800	18,159
Yunnan Aluminium Co. Ltd., Class A*	6,300	10,561
Yunnan Energy New Material Co. Ltd., Class A	1,700	67,767
Yunnan Tin Co. Ltd., Class A*	3,100	9,008
Zhejiang Huayou Cobalt Co. Ltd., Class A	2,332	47,321
Zhejiang Juhua Co. Ltd., Class A	5,500	11,385
Zhejiang Longsheng Group Co. Ltd., Class A	6,500	12,752
Zhejiang Yongtai Technology Co. Ltd., Class A*	1,700	16,728
Zhongjin Gold Corp. Ltd., Class A	9,700	12,671
Zibo Qixiang Tengda Chemical Co. Ltd., Class A	5,200	8,106
Zijin Mining Group Co. Ltd., Class A	38,997	62,071

(Cost $974,164)		1,558,234

Real Estate — 1.6%
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	15,515	27,858
China Vanke Co. Ltd., Class A	18,396	52,677
Gemdale Corp., Class A	9,422	14,775
Greenland Holdings Corp. Ltd., Class A	17,181	11,047
Jinke Properties Group Co. Ltd., Class A	10,400	6,719
Poly Developments and Holdings Group Co. Ltd., Class A	22,873	49,678
RiseSun Real Estate Development Co. Ltd., Class A	3,300	2,142
Seazen Holdings Co. Ltd., Class A	4,513	22,010
Shanghai Lingang Holdings Corp. Ltd., Class A	3,200	7,116
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	3,200	7,457
Youngor Group Co. Ltd., Class A	9,100	9,333

	Number of Shares	Value
Real Estate (Continued)
Zhejiang China Commodities City Group Co. Ltd., Class A	11,000	$7,935

(Cost $228,361)		218,747

Utilities — 2.2%
CECEP Solar Energy Co. Ltd., Class A	5,600	8,782
CECEP Wind-Power Corp., Class A	9,500	9,534
China National Nuclear Power Co. Ltd., Class A	27,784	29,758
China Yangtze Power Co. Ltd., Class A (a)	45,700	139,963
ENN Natural Gas Co. Ltd., Class A	4,500	13,789
GD Power Development Co. Ltd., Class A	33,500	13,344
Huadian Power International Corp. Ltd., Class A	13,700	7,799
Huaneng Power International, Inc., Class A	14,800	14,413
SDIC Power Holdings Co. Ltd., Class A	13,195	20,588
Shenergy Co. Ltd., Class A	9,800	9,467
Shenzhen Energy Group Co. Ltd., Class A	7,600	9,618
Sichuan Chuantou Energy Co. Ltd., Class A	7,300	13,073

(Cost $228,206)		290,128

TOTAL COMMON STOCKS (Cost $8,414,685)		13,438,530

CASH EQUIVALENTS — 0.5%
DWS Government Money Market Series “Institutional Shares”, 0.04% (b) (Cost $72,219)	72,219	72,219

TOTAL INVESTMENTS — 100.0% (Cost $8,486,904)		$13,510,749
Other assets and liabilities, net — (0.0)%		(4,974)

NET ASSETS — 100.0%		$13,505,775

See Notes to Financial Statements.	33

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI China A Inclusion Equity ETF (Continued)

November 30, 2021 (Unaudited)

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2021 is as follows:

Value ($) at 5/31/2021	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2021	Value ($) at 11/30/2021
EXCHANGE-TRADED FUNDS — 0.0%
Xtrackers Harvest CSI 300 China A-Shares ETF (c)
4,212	—		(3,710)	1,510	(2,012)	—	—	—	—

SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (b)
—	0	(d)	—	—	—	0	—	—	—

CASH EQUIVALENTS — 0.5%
DWS Government Money Market Series “Institutional Shares”, 0.04% (b)
65,391	1,807,133		(1,800,305)	—	—	23	—	72,219	72,219

69,603	1,810,791		(1,807,673)	1,510	(2,012)	23	—	72,219	72,219

*	Non-income producing security.
(a)	Investment was valued using significant unobservable inputs.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Affiliated fund advised by DBX Advisors LLC.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2021.

JSC:	Joint Stock Company

At November 30, 2021, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Depreciation
FTSE China A50 Index Futures	USD	4	$62,668	$61,576	12/30/2021	$(1,092)

For information on the Fund’s policy and additional disclosures regarding open futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2021 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$13,219,341	$—	$219,189	$13,438,530
Short-Term Investments (e)	72,219	—	—	72,219

TOTAL	$13,291,560	$—	$219,189	$13,510,749

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (f)
Futures Contracts	$(1,092)	$—	$—	$(1,092)

TOTAL	$(1,092)	$—	$—	$(1,092)

(e)	See Schedule of Investments for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.	34

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI China A Inclusion Equity ETF (Continued)

November 30, 2021 (Unaudited)

The following is a reconcilation of the Fund’s Level 3 investments for which significant unobservable inputs were used in determining value:

Balance at May 31, 2021	$—
Purchases	11,568
Sales	(34,828)
Realized gain (loss)	2,548
Change in unrealized gain (loss)	(13,563)
Transfers into Level 3 (g)	253,464
Transfer out of Level 3 (g)	—
Balance at November 30, 2021	219,189
Change in unrealized gain (loss) related to investments still held at November 30, 2021	(13,563)

(g)

During the period ended November 30, 2021, the amount of transfers between Level 1 and Level 3 was $253,464. The investments were transferred from Level 1 to Level 3 due to the lack of observable market data due to a decrease in market activity.

Transfers between price levels are recognized at the beginning of the reporting period.

Quantitative Disclosure About Significant Unobservable Inputs

Asset Class	Fair Value at 11/30/2021	Valuation Technique	Unobservable Input
Foreign Stock	$219,189	Market Approach	Last traded price

Qualitative Disclosure About Unobservable Inputs

Significant unobservable inputs developed by the Pricing Committee and used in the fair value measurement of the Fund’s equity investments include the last traded price on the Exchange for securities suspended from trading. A significant change between last traded price, and the price of a security once it resumes trading on the securities exchange could result in a material change in the fair value measurement.

See Notes to Financial Statements.	35

DBX ETF Trust

Statements of Assets and Liabilities

November 30, 2021 (Unaudited)

	Xtrackers Harvest CSI 300 China A-Shares ETF		Xtrackers Harvest CSI 500 China A- Shares Small Cap ETF		Xtrackers MSCI All China Equity ETF	Xtrackers MSCI China A Inclusion Equity ETF
Assets
Investment in non-affiliated securities at value	$2,333,937,233		$39,259,871		$13,156,907	$13,438,530
Investment in affiliated securities at value	—		—		12,802,457	—
Investment in DWS Government Money Market Series	—		—		27,759	72,219
Investment in DWS Government & Agency Securities Portfolio*	—		—		221,622	—
Cash	3,512,426		2,077		—	—
Foreign currency at value	13,446,021	†	85,884	†	18,615	—
Deposit with broker for futures contracts	—		—		2,970	3,960
Receivables:
Investment securities sold	—		—		304,599	29,146
Capital shares	15,573		—		—	—
Dividends	—		—		4,202	—
Interest	—		—		1	11
Securities lending income	—		—		539	—

Total assets	$2,350,911,253		$39,347,832		$26,539,671	$13,543,866

Liabilities
Due to foreign custodian	$—		$—		$—	$30,493
Payable upon return of securities loaned	—		—		221,622	—
Payables:
Investment securities purchased	—		16,649		292,996	—
Capital shares	9,631,158		—		—	—
Investment advisory fees	1,268,115		20,550		5,127	7,270
Variation margin on futures contracts	—		—		246	328

Total liabilities	10,899,273		37,199		519,991	38,091

Net Assets, at value	$2,340,011,980		$39,310,633		$26,019,680	$13,505,775

Net Assets Consist of
Paid-in capital	$1,877,228,974		$46,301,934		$35,253,553	$11,682,132
Distributable earnings (loss)	462,783,006		(6,991,301)		(9,233,873)	1,823,643

Net Assets, at value	$2,340,011,980		$39,310,633		$26,019,680	$13,505,775

Number of Common Shares outstanding	60,800,001		950,001		650,001	450,001

Net Asset Value	$38.49		$41.38		$40.03	$30.01

Investment in non-affiliated securities at cost	$1,597,496,125		$29,346,410		$13,208,120	$8,414,685

Investment in affiliated securities at cost	$—		$—		$10,237,749	$—

Value of securities loaned	$—		$—		$644,411	$—

Investment in DWS Government Money Market Series at cost	$—		$—		$27,759	$72,219

Investment in DWS Government & Agency Securities Portfolio at cost*	$—		$—		$221,622	$—

Non-cash collateral for securities on loan	$—		$—		$442,387	$—

Foreign currency at cost	$13,395,404		$84,497		$18,626	$(30,492)

*	Represents collateral on securities loaned.
†

Included in foreign currency at value is $128,425 and $16,679 respectively which represents foreign investor minimum settlement reserve funds required by China Securities Depository and Clearing Corporation Limited.

See Notes to Financial Statements.	36

DBX ETF Trust

Statements of Operations

For the Six Months Ended November 30, 2021 (Unaudited)

	Xtrackers Harvest CSI 300 China A-Shares ETF	Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF	Xtrackers MSCI All China Equity ETF	Xtrackers MSCI China A Inclusion Equity ETF
Investment Income
Unaffiliated dividend income*	$35,426,958	$377,021	$198,475	$185,062
Income distributions from affiliated funds	—	—	3	23
Affiliated securities lending income	—	—	36	0
Unaffiliated securities lending income, net of borrower rebates	—	—	10,513	40

Total investment income	35,426,958	377,021	209,027	185,125

Expenses
Investment advisory fees	7,950,880	124,049	79,262	44,944
Other expenses	172	57	57	57

Total expenses	7,951,052	124,106	79,319	45,001

Less fees waived (see note 3):
Waiver	—	—	(43,653)	(23)

Net expenses	7,951,052	124,106	35,666	44,978

Net investment income (loss)	27,475,906	252,915	173,361	140,147

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(4,781,613)	3,165,829	(740,269)	168,429
Investments in affiliates	—	—	27,302	1,510
In-kind redemptions	—	—	133,530	—
In-kind redemptions in affiliates	—	—	576,672	—
Futures contracts	—	—	(20,815)	(18,607)
Foreign currency transactions	(727,995)	1,169	(558)	1,461

Net realized gain (loss)	(5,509,608)	3,166,998	(24,138)	152,793
Net change in unrealized appreciation (depreciation) on:
Investments	(251,342,919)	(696,833)	(3,859,472)	(962,058)
Investments in affiliates	—	—	(1,073,205)	(2,012)
Futures contracts	—	—	(889)	926
Foreign currency translations	49,818	(465)	(73)	(10)

Net change in unrealized appreciation (depreciation)	(251,293,101)	(697,298)	(4,933,639)	(963,154)

Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	(256,802,709)	2,469,700	(4,957,777)	(810,361)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(229,326,803)	$2,722,615	$(4,784,416)	$(670,214)

* Unaffiliated foreign tax withheld	$3,989,481	$42,813	$14,673	$21,049

See Notes to Financial Statements.	37

DBX ETF Trust

Statements of Changes in Net Assets

	Xtrackers Harvest CSI 300 China A-Shares ETF		Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF
	For the Six Months Ended November 30, 2021 (Unaudited)	Year Ended May 31, 2021	For the Six Months Ended November 30, 2021 (Unaudited)	Year Ended May 31, 2021
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$27,475,906	$17,436,230	$252,915	$129,615
Net realized gain (loss)	(5,509,608)	(13,438,458)	3,166,998	2,408,129
Net change in net unrealized appreciation (depreciation)	(251,293,101)	738,559,351	(697,298)	8,629,959

Net increase (decrease) in net assets resulting from operations	(229,326,803)	742,557,123	2,722,615	11,167,703

Distributions to Shareholders	—	(21,126,939)	—	(153,080)

Fund Shares Transactions
Proceeds from shares sold	526,801,005	2,035,428,349	2,067,797	1,786,849
Value of shares redeemed	(672,451,268)	(1,312,632,305)	(5,755,969)	(2,872,080)

Net increase (decrease) in net assets resulting from fund share transactions	(145,650,263)	722,796,044	(3,688,172)	(1,085,231)

Total net increase (decrease) in Net Assets	(374,977,066)	1,444,226,228	(965,557)	9,929,392

Net Assets
Beginning of period	2,714,989,046	1,270,762,818	40,276,190	30,346,798

End of period	$2,340,011,980	$2,714,989,046	$39,310,633	$40,276,190

Changes in Shares Outstanding
Shares outstanding, beginning of period	64,900,001	46,750,001	1,050,001	1,100,001
Shares sold	13,250,000	54,150,000	50,000	50,000
Shares redeemed	(17,350,000)	(36,000,000)	(150,000)	(100,000)

Shares outstanding, end of period	60,800,001	64,900,001	950,001	1,050,001

See Notes to Financial Statements.	38

DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Xtrackers MSCI All China Equity ETF		Xtrackers MSCI China A Inclusion Equity ETF
	For the Six Months Ended November 30, 2021 (Unaudited)	Year Ended May 31, 2021	For the Six Months Ended November 30, 2021 (Unaudited)	Year Ended May 31, 2021
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$173,361	$305,332	$140,147	$95,035
Net realized gain (loss)	(24,138)	(145,482)	152,793	815,728
Net change in net unrealized appreciation (depreciation)	(4,933,639)	8,357,826	(963,154)	4,387,542

Net increase (decrease) in net assets resulting from operations	(4,784,416)	8,517,676	(670,214)	5,298,305

Distributions to Shareholders	—	(227,422)	—	(106,403)

Fund Shares Transactions
Proceeds from shares sold	—	9,229,394	—	1,666,468
Value of shares redeemed	(4,177,911)	(2,131,579)	(1,514,797)	(5,154,277)

Net increase (decrease) in net assets resulting from fund share transactions	(4,177,911)	7,097,815	(1,514,797)	(3,487,809)

Total net increase (decrease) in Net Assets	(8,962,327)	15,388,069	(2,185,011)	1,704,093

Net Assets
Beginning of period	34,982,007	19,593,938	15,690,786	13,986,693

End of period	$26,019,680	$34,982,007	$13,505,775	$15,690,786

Changes in Shares Outstanding
Shares outstanding, beginning of period	750,001	600,001	500,001	700,001
Shares sold	—	200,000	—	50,000
Shares redeemed	(100,000)	(50,000)	(50,000)	(250,000)

Shares outstanding, end of period	650,001	750,001	450,001	500,001

See Notes to Financial Statements.	39

DBX ETF Trust

Financial Highlights

Xtrackers Harvest CSI 300 China A-Shares ETF Selected Per Share Data	For the Six Months Ended 11/30/2021 (Unaudited)		Years Ended May 31,
			2021	2020	2019	2018	2017
Net Asset Value, beginning of period	$41.83		$27.18	$26.27	$29.56	$25.84	$23.74

Income (loss) from investment operations:
Net investment income (loss)(a)	0.44		0.30	0.29	0.22	0.25	0.30
Net realized and unrealized gain (loss)	(3.78)		14.67	0.91 (b)	(3.22)	3.73	1.97

Total from investment operations	(3.34)		14.97	1.20	(3.00)	3.98	2.27

Less distributions from:
Net investment income	—		(0.32)	(0.29)	—	(0.26)	(0.17)
Net realized gains	—		—	—	(0.29)	—	—

Total distributions	—		(0.32)	(0.29)	(0.29)	(0.26)	(0.17)

Net Asset Value, end of period	$38.49		$41.83	$27.18	$26.27	$29.56	$25.84

Total Return (%)	(7.98	)**	55.20	4.50	(10.02)	15.38	9.62

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	2,340		2,715	1,271	1,449	686	367
Ratio of expenses (%)	0.65	*	0.65	0.65	0.65	0.66	0.67
Ratio of net investment income (loss) (%)	2.25	*	0.79	1.05	0.87	0.82	1.24
Portfolio turnover rate (%)(c)	33	**	78	115	81	65	68

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF Selected Per Share Data	For the Six Months Ended 11/30/2021 (Unaudited)		Years Ended May 31,
			2021	2020	2019	2018	2017
Net Asset Value, beginning of period	$38.36		$27.59	$25.93	$32.53	$31.36	$33.00

Income (loss) from investment operations:
Net investment income (loss)(a)	0.26		0.13	0.17	0.20	0.04	(0.03)
Net realized and unrealized gain (loss)	2.76		10.79	1.65	(6.80)	1.13	(1.61)

Total from investment operations	3.02		10.92	1.82	(6.60)	1.17	(1.64)

Less distributions from:
Net investment income	—		(0.15)	(0.16)	—	—	—

Total distributions	—		(0.15)	(0.16)	—	—	—

Net Asset Value, end of period	$41.38		$38.36	$27.59	$25.93	$32.53	$31.36

Total Return (%)	7.87	**	39.64	7.02	(20.29)	3.73	(4.97)

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	39		40	30	74	24	20
Ratio of expenses (%)	0.65	*	0.65	0.65	0.65	0.65	0.67
Ratio of net investment income (loss) (%)	1.33	*	0.37	0.63	0.74	0.10	(0.09)
Portfolio turnover rate (%)(c)	25	**	34	48	16	29	51

(a)	Based on average shares outstanding during the period.
(b)	Because of the timing of subscriptions and redemptions in relation to fluctuating markets at value, the amount shown may not agree with the change in aggregate gains and losses.
(c)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	40

DBX ETF Trust

Financial Highlights (Continued)

Xtrackers MSCI All China Equity ETF Selected Per Share Data	For the Six Months Ended 11/30/2021 (Unaudited)		Years Ended May 31,
			2021	2020	2019	2018	2017
Net Asset Value, beginning of period	$46.64		$32.66	$31.13	$37.78	$30.54	$28.36

Income (loss) from investment operations:
Net investment income (loss)(a)	0.23		0.48	0.76	0.36	0.79	0.91
Net realized and unrealized gain (loss)	(6.84)		13.85	2.21	(6.42)	6.75	4.26

Total from investment operations	(6.61)		14.33	2.97	(6.06)	7.54	5.17

Less distributions from:
Net investment income	—		(0.35)	(1.44)	(0.59)	(0.30)	(2.99)

Total distributions	—		(0.35)	(1.44)	(0.59)	(0.30)	(2.99)

Net Asset Value, end of period	$40.03		$46.64	$32.66	$31.13	$37.78	$30.54

Total Return (%)(b)	(14.17	)**	43.94	9.35	(15.89)	24.71	20.03

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	26		35	20	227	36	5
Ratio of expenses before fee waiver (%)(c)	0.50	*	0.50	0.50	0.50	0.60	0.60
Ratio of expenses after fee waiver (%)(c)	0.22	*	0.25	0.26	0.28	0.36	0.35
Ratio of net investment income (loss) (%)	1.09	*	1.10	2.27	1.07	2.10	3.10
Portfolio turnover rate (%)(d)	3	**	8	14	102	3	7

Xtrackers MSCI China A Inclusion Equity ETF Selected Per Share Data	For the Six Months Ended 11/30/2021 (Unaudited)		Years Ended May 31,
			2021	2020	2019	2018	2017
Net Asset Value, beginning of period	$31.38		$19.98	$18.75	$20.80	$19.53	$21.86

Income (loss) from investment operations:
Net investment income (loss)(a)	0.28		0.20	0.41	0.15	0.52	0.29
Net realized and unrealized gain (loss)	(1.65)		11.44	1.19	(2.03)	1.30	1.05

Total from investment operations	(1.37)		11.64	1.60	(1.88)	1.82	1.34

Less distributions from:
Net investment income	—		(0.24)	(0.37)	(0.17)	(0.55)	(2.82)
Net realized gains	—		—	—	—	—	(0.85)

Total distributions	—		(0.24)	(0.37)	(0.17)	(0.55)	(3.67)

Net Asset Value, end of period	$30.01		$31.38	$19.98	$18.75	$20.80	$19.53

Total Return (%)(b)	(4.37	)**	58.37	8.49	(8.91)	9.12	6.42 (e)

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	14		16	14	83	2	3
Ratio of expenses before fee waiver (%)(c)	0.60	*	0.60	0.60	0.60	0.70	0.72
Ratio of expenses after fee waiver (%)(c)	0.60	*	0.60	0.60	0.60	0.05	0.05
Ratio of net investment income (loss) (%)	1.87	*	0.74	2.03	0.75	2.38	1.41
Portfolio turnover rate (%)(d)	10	**	33	27	180	3	6

(a)	Based on average shares outstanding during the period.
(b)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(c)

The Fund invests in other ETFs and indirectly bears its proportionate shares of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not included these indirect fees and expenses.

(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
(e)	The Fund’s total return includes a reimbursement by the Advisor for a realized loss on a trade executed incorrectly, which otherwise would have reduced total return by 0.41%.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	41

DBX ETF Trust

Notes to Financial Statements (Unaudited)

1. Organization

DBX ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end registered management investment company organized as a Delaware statutory trust.

As of November 30, 2021, the Trust consists of thirty-five investment series of exchange-traded funds (“ETFs”) (each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on the Funds listed below:

Xtrackers Harvest CSI 300 China A-Shares ETF
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF
Xtrackers MSCI All China Equity ETF
Xtrackers MSCI China A Inclusion Equity ETF

DBX Advisors LLC (“DBX” or the “Advisor”), an indirect, wholly-owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees (“Board”).

Each Fund offers shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large specified lots consisting of 50,000 shares, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Funds’ distributor. Shares are not individually redeemable securities of the Funds, and owners of the shares may acquire those shares from the Funds, or tender such shares for redemption to the Funds, in Creation Units only.

The investment objective of each Fund is to track the performance, before fees and expenses, of a particular index (the “Underlying Index”). The underlying indices for the Funds are:

Fund	Underlying Index
Xtrackers Harvest CSI 300 China A-Shares ETF	CSI 300 Index
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF	CSI 500 Index
Xtrackers MSCI All China Equity ETF	MSCI China All Shares Index
Xtrackers MSCI China A Inclusion Equity ETF	MSCI China A Inclusion Index

CSI 300 Index is calculated and maintained by China Securities Index Co., Ltd. It is designed to reflect the price fluctuation and performance of the China A-Share market and is composed of the 300 largest and most liquid stocks in the China A-Share market. Constituent stocks for the Underlying Index generally must have been listed on either the Shanghai Stock Exchange or the Shenzhen Stock Exchange for specified time periods, have demonstrated positive performance, and not be subject to abnormal volatility or other evidence of possible market manipulation, among other factors. The composition of the Underlying Index is reviewed every six-months.

CSI 500 Index is calculated and maintained by China Securities Index Co., Ltd. It is a modified free-float market capitalization weighted index composed of the 500 smallest and most liquid stocks in the China A-Share market. Constituent stocks for the Underlying Index generally must have been listed on either the Shanghai Stock Exchange or the Shenzhen Stock Exchange for specified time periods, have demonstrated positive performance, and not be subject to abnormal volatility or other evidence of possible market manipulation, among other factors. The composition of the Underlying Index is reviewed every six-months.

MSCI China All Shares Index and MSCI China A Inclusion Equity Index are each calculated and maintained by MSCI, Inc. (“MSCI”). The MSCI China All Share Index is a rules-based, free-float adjusted market capitalization index comprised of equity securities that are listed in Hong Kong, Shanghai and Shenzhen. The Underlying Index is intended to give investors a means of tracking the overall performance of equity securities that are a representative sample of the entire Chinese investment universe. The Underlying Index is comprised of A-Shares, B-Shares, H-Shares, Red chips and P chips share classes as well as securities of Chinese companies listed outside of China (e.g. American depository receipts). The Underlying Index is rebalanced on a quarterly basis.

The MSCI China A Inclusion Index is designed to track the equity market performance of China A-Shares that are accessible through the Shanghai-Hong Kong Stock Connect program or the Shenzhen-Hong Kong Stock Connect

42

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

program (together “Stock Connect”). “A-Shares” are equity securities issued by companies incorporated in mainland China and are denominated in renminbi. Certain eligible A-Shares are traded on the Shanghai or Shenzhen Stock Exchanges. The Underlying Index is designed to track the inclusion of A-Shares in the MSCI Emerging Markets Index over time and is constructed by MSCI by applying eligibility criteria for the MSCI Global Investable Market Indexes, and then excluding mid- and small-capitalization A-Shares (as determined by MSCI), A-Shares suspended for trading for more than 50 days in the past 12 months and A-Shares that are not accessible through Stock Connect. The Underlying Index is weighted by each issuer’s free float-adjusted market capitalization (i.e., includes only shares that are readily available for trading in the market) available to foreign investors and includes only large-capitalization companies, as determined by MSCI. The Underlying Index is rebalanced on a quarterly basis.

Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement between the Index Provider and DBX. There is no charge to the Funds in connection with these licensing agreements. Each Fund is a diversified series of the Trust. In addition, each Fund, with the exception of Xtrackers MSCI All China Equity ETF, may change its diversification status over time and then change it back again, without shareholder approval, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index each Fund tracks.

Pursuant to the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund qualifies as an investment company under Topic 946 of the Accounting Standards Codification of U.S. GAAP. The following is a summary of significant accounting policies followed by the Funds.

Security Valuation    The NAV of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities and ETFs are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1.

Investments in open-end investment companies are valued at their NAV each business day and are categorized as a Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as

43

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Funds’ valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; length of time of a halt in trading of the security; movement in the security’s proxy index; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s Underlying Index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s Underlying Index.

Disclosure about the classification of the fair value measurements is included in a table following the Fund’s Schedule of Investments.

Cash    Cash consists of cash held at banks and is on deposit with major financial institutions.

Investment Transactions and Investment Income    Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Dividend income is net of any foreign taxes withheld at source. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Distributions of income and capital gains from investments in affiliated funds are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Distributions received from foreign domiciled corporations, generally determined to be passive foreign investment companies for tax reporting purposes, are included in dividend income.

Tax Information and Dividends and Distributions to Shareholders    It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of each Fund to pay out dividends from its net investment income, if any, to investors annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income.

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Funds’ tax positions taken or expected to be taken on foreign, federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statements of Operations. For the period ended November 30, 2021, the Funds did not incur any interest or penalties.

44

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

At May 31, 2021, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

	Short-Term	Long-Term	Total Amount
Xtrackers Harvest CSI 300 China A-Shares ETF	$90,874,516	$88,372,243	$179,246,759
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF	14,207,936	5,251,103	19,459,039
Xtrackers MSCI All China Equity ETF	7,314,851	4,531,447	11,846,298
Xtrackers MSCI China A Inclusion Equity ETF	3,350,913	—	3,350,913

Capital losses incurred after October 31 (“post-October capital losses”) and late year ordinary losses incurred after December 31 within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. During the fiscal year ended May 31, 2021, the Fund listed below incurred and will elect to defer late year ordinary losses as follows. The Funds had no post-October capital losses.

Late Year Ordinary Losses
Xtrackers MSCI China A Inclusion Equity ETF	$9,410

As of May 31, 2021, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation or depreciation and the aggregated gross unrealized appreciation (depreciation) on investments were as follows:

	Aggregate Tax Cost	Net Unrealized Appreciation (Depreciation)	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)
Xtrackers Harvest CSI 300 China A-Shares ETF	$1,842,673,593	$866,287,191	$933,007,498	$(66,720,307)
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF	30,740,431	9,421,665	11,670,470	(2,248,805)
Xtrackers MSCI All China Equity ETF	28,950,002	7,253,489	8,003,840	(750,351)
Xtrackers MSCI China A Inclusion Equity ETF	9,835,476	5,854,181	6,172,745	(318,564)

The tax character of current year distributions will be determined at the end of the current fiscal year.

Foreign Taxes    The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories, and deferred foreign taxes on unrealized gains are included in net change in unrealized appreciation (depreciation). Receivables and payables related to foreign taxes as of November 30, 2021, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

The Funds’ direct investments in China A-Shares will be subject to a number of Chinese tax rules and the application of many of those rules is evolving. Chinese taxes that may apply to the Funds’ direct investments in A-Shares include withholding income tax (“WHT”) on dividends, WHT on bank interest, WHT on capital gains realized from the disposal of equity investments prior to November 17, 2014 and stamp tax. China imposes WHT at a rate of 10% on dividends on shares and interest income derived by non People’s Republic of China (“PRC”) enterprises including Qualified Foreign Institutional Investors (“QFII”) and Renminbi Qualified Foreign Institutional Investors (“RQFII”) from PRC resident issuers, subject to any lower rate provided by an applicable tax treaty.

With the approval from the PRC State Council, the PRC State Administration of Taxation, the PRC Ministry of Finance and the China Securities Regulatory Commission jointly issued Caishui [2014] 79 (Circular 79) on November 14, 2014. According to Circular 79, RQFIIs are temporarily exempt from WHT with respect to gains

45

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

derived from the trading of equity investments (including shares in PRC enterprises) effective from November 17, 2014. With respect to gains derived from equity investments prior to November 17, 2014, RQFIIs are subject to WHT at a rate of 10% on such gains on a gross basis, subject to any lower rate provided by an applicable tax treaty. The above WHT treatment applies to RQFIIs which do not have a permanent establishment (“PE”) in the PRC. The Funds do not have PEs in the PRC, therefore, the Funds are only subject to WHT at 10% with respect to gross realized gains derived from the disposal of land-rich A-Share companies and exempt from WHT with respect to gross realized gains derived from non land-rich A-Share companies prior to November 17, 2014. Land-rich enterprises refer to companies whose value of immovable property in the PRC is greater than 50% of the value of their total assets at any time during the three-year period before the alienation of the PRC companies’ shares. The WHT relating to the realized gains from shares in land-rich companies prior to November 17, 2014 has been paid by the Xtrackers Harvest CSI 300 China A-Shares ETF and Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF while realized gains from shares in non land-rich companies prior to November 17, 2014 were granted treaty relief pursuant to the PRC-US Double Taxation Arrangement.

The PRC rules for taxation of RQFIIs (and QFIIs) are evolving and the tax regulations to be issued by the PRC State Administration of Taxation and/or PRC Ministry of Finance, as well as the practices adopted by the local PRC authorities, may apply retroactively which may adversely affect the Fund and its shareholders.

Foreign Currency Translations    The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending    The Xtrackers MSCI All China Equity ETF and Xtrackers MSCI China A Inclusion Equity ETF may lend securities to certain financial institutions under the terms of their securities lending agreement. During the term of the loans, the Funds continue to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Funds require the borrowers of the securities to maintain collateral with the Funds consisting of cash and/or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the period ended November 30, 2021, the Funds invested the cash collateral into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.03% annualized effective rate as of November 30, 2021) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Funds receive compensation for lending their securities either in the form of fees or by earning interest on invested cash collateral, net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Funds are not able to recover securities lent, the Funds may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Funds are also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

46

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

As of November 30, 2021, the Funds listed below had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.

Remaining Contractual Maturity of the Agreements, as of November 30, 2021

Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 days	>90 days	Total
Xtrackers MSCI All China Equity ETF
Common Stocks	$221,622	$1,202	$32,020	$409,165	$664,009

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$664,009

Derivatives

Futures Contracts    Each Fund may enter into futures contracts. These futures contracts will be used to simulate investment in the respective Underlying Index, to facilitate trading or to reduce transaction costs. Each Fund will enter into futures contracts that are traded on a U.S. or non-U.S. exchange. No Fund will use futures for speculative purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. For the period ended November 30, 2021, Xtrackers MSCI All China Equity ETF and Xtrackers MSCI China A Inclusion Equity ETF utilized futures in order to simulate investment in the Funds’ Underlying Index. To the extent required by law, liquid assets committed to futures contracts will be maintained.

At the time each Fund enters into a futures contract, each Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is affected. Pursuant to the contract, each Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by each Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures contracts is generally less than privately negotiated futures contracts, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, provides a guarantee of performance. The guarantee is supported by a daily payment system (i.e., margin requirements).

Use of long futures contracts subjects each Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects each Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

A summary of the open futures contracts as of November 30, 2021 is included in a table following the Funds’ Schedule of Investments.

The following tables summarize the value of the Funds’ derivative instruments held as of November 30, 2021 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

	Asset Derivatives		Liability Derivatives
Xtrackers MSCI All China Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$—	Unrealized depreciation on futures contracts*	$819
Xtrackers MSCI China A Inclusion Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$—	Unrealized depreciation on futures contracts*	$1,092

*

Includes cumulative appreciation or cumulative depreciation on futures contracts as disclosed in the Schedule of Investments. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

47

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

Additionally, the amount of realized and unrealized gains and losses on derivative instruments recognized in the Funds’ earnings during the period ended November 30, 2021 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Net Realized Gain (Loss) from:

Futures Contracts— Equity Contracts
Xtrackers MSCI All China Equity ETF	$(20,815)
Xtrackers MSCI China A Inclusion Equity ETF	(18,607)

Net Change in Unrealized Appreciation (Depreciation) on:

Futures Contracts— Equity Contracts
Xtrackers MSCI All China Equity ETF	$(889)
Xtrackers MSCI China A Inclusion Equity ETF	926

For the period ended November 30, 2021 the average monthly volume of derivatives was as follows:

Futures Contracts (Contract Value)
Xtrackers MSCI All China Equity ETF	$72,208
Xtrackers MSCI China A Inclusion Equity ETF	65,495

Affiliated Cash Management Vehicles    The Funds may invest uninvested cash balances in DWS Government Money Market Series and DWS ESG Liquidity Fund, affiliated money market funds which are managed by DWS Investment Management Americas, Inc. (“DIMA”), also an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Government Money Market Series seeks to maintain a stable NAV, and DWS ESG Liquidity Fund maintains a floating NAV. The Funds indirectly bear their proportionate share of the expenses of each affiliated money market fund in which they invest. The Advisor will waive an amount of the unitary advisory fee payable to the Advisor by the Funds equal to such acquired fund’s fees and expenses on the Funds’ assets invested in the affiliated money market funds.

3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees. Under an investment advisory agreement between the Trust, on behalf of the Funds, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate.

Harvest Global Investments Limited serves as investment sub-Advisor (the “Sub-Advisor”) to the Xtrackers Harvest CSI 300 China A-Shares ETF and the Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF. The Sub-Advisor is responsible for day-to-day management of each Fund, subject to supervision of the Advisor.

For its investment advisory services to the Funds below, the Advisor is entitled to receive a unitary advisory fee based on each Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to:

Unitary Advisory Fee
Xtrackers Harvest CSI 300 China A-Shares ETF	0.65%
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF	0.65%
Xtrackers MSCI All China Equity ETF	0.50%
Xtrackers MSCI China A Inclusion Equity ETF	0.60%

48

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

The Advisor for Xtrackers MSCI All China Equity ETF has contractually agreed, until November 14, 2024, to waive a portion of its unitary advisory fee in an amount equal to the acquired fund’s fees and expenses attributable to the Fund’s investments in affiliated funds. In addition, the Advisor has contractually agreed, until September 30, 2022, to waive a portion of its unitary advisory fee to the extent necessary to prevent the operating expenses (except for interest expense, taxes, brokerage expenses, distribution fees or expenses, litigation expenses and other extraordinary expenses) of the Fund from exceeding 0.50% of the Fund’s average daily net assets. For the period ended November 30, 2021, the Advisor waived $43,651 of the expenses of the Fund which were attributable to the Fund’s investments in affiliated funds.

The Advisor for Xtrackers MSCI China A Inclusion Equity ETF has contractually agreed to waive a portion of its unitary advisory fee in an amount equal to the acquired fund’s fees and expenses attributable to the Fund’s investments in affiliated funds. For the period ended November 30, 2021, the Advisor waived $8 of the expenses of the Fund.

The Advisor for the Funds below has contractually agreed to waive a portion of its unitary advisory fee in an amount equal to the acquired funds’ fees and expenses attributable to the Funds’ investments in affiliated cash management vehicles. For the period ended November 30, 2021, the Advisor waived expenses of the Funds as follows:

Expenses Waived
Xtrackers MSCI All China Equity ETF	$2
Xtrackers MSCI China A Inclusion Equity ETF	15

Out of the unitary advisory fee, the Advisor pays substantially all expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, and expenses of the Independent Trustees. Each Fund is responsible for the payment of interest expense, acquired fund fees and expenses, taxes, brokerage expenses, distribution fees or expenses, if any, litigation expenses and extraordinary expenses.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent, Lending Agent and Transfer Agent for each Fund.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

The Board of Trustees is currently comprised of three Independent Trustees. The Advisor paid retainer fees and attendance fees to each Independent Trustee; retainer fees to the Chairman of the Board of Trustees and Chairman of the Audit Committee; and attendance fees to each member of the Audit Committee (which is comprised of all of the Funds’ Independent Trustees).

4. Investment Portfolio Transactions

For the period ended November 30, 2021, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales
Xtrackers Harvest CSI 300 China A-Shares ETF	$804,693,064	$923,591,948
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF	9,625,078	12,996,232
Xtrackers MSCI All China Equity ETF	829,498	2,437,463
Xtrackers MSCI China A Inclusion Equity ETF	1,442,374	2,832,107

For the period ended November 30, 2021, the cost of in-kind purchases and proceeds from in-kind sale were as follows:

	Purchases	Sales
Xtrackers MSCI All China Equity ETF	—	$2,387,734

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DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

5. Fund Share Transactions

As of November 30, 2021, there were unlimited Fund shares, no par value, authorized by the Trust. Fund shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of Xtrackers MSCI All China Equity ETF generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the respective Fund’s Underlying Index and an amount of cash, which under certain circumstances may include cash in lieu of portfolio securities. The purchase of Creation Units for Xtrackers Harvest CSI 300 China A-Shares ETF, Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF and Xtrackers MSCI China A Inclusion Equity ETF are generally issued in exchange for a specific amount of cash totaling the NAV of the Creation Units. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

6. Concentration of Ownership

From time to time, Xtrackers MSCI China A Inclusion Equity ETF may have a concentration of several shareholders, including affiliated funds, holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund. As of November 30, 2021, Xtrackers MSCI All China Equity ETF held 84% of the total shares outstanding of the Fund.

7. Investing in China

Investing in securities of Chinese issuers involves certain risks and considerations not typically associated with investing in securities of U.S. issuers, including, among others; more frequent (and potentially widespread) trading suspensions and government interventions with respect to Chinese issuers, resulting in lack of liquidity and in price volatility; currency revaluations and other currency exchange rate fluctuations or blockage; the nature and extent of intervention by the Chinese government in the Chinese securities markets (including both direct and indirect market stabilization efforts, which may affect valuations of Chinese issuers), whether such intervention will continue and the impact of such intervention or its discontinuation; the risk of nationalization or expropriation of assets; the risk that the Chinese government may decide not to continue to support economic reform programs; limitations on the use of brokers (or action by the Chinese government that discourages brokers from serving international clients); higher rates of inflation; greater political, economic and social uncertainty; higher market volatility caused by any potential regional territorial conflicts or natural disasters; the risk of increased trade tariffs, embargoes and other trade limitations; restrictions on foreign ownership which require US investors to invest in offshore special purpose companies to obtain indirect exposure to Chinese issuers; custody risks associated with investing through Stock Connect, an RQFII or other programs to access the Chinese securities markets, both interim and permanent market regulations which may affect the ability of certain stockholders to sell Chinese securities when it would otherwise be advisable; different and less stringent financial reporting standards; and increased political pressure from the US and other countries to restrict the ability of investors outside China to invest in Chinese issuers. In addition, in June 2021, President Biden issued an executive order (“CMIC Order”) prohibiting US persons, including the Funds, from purchasing or selling publicly traded securities (including publicly traded securities that are derivative of, or designed to provide exposure to, such securities) of any Chinese company identified as a “Chinese Military-Industrial Complex Company” (“CMIC”). This prohibition, effective August 2, 2021, expands on similar sanctions imposed by the prior administration on certain designated Chinese military companies (“CCMCs”) that took effect in January 2021. To the extent that any company in an Underlying Index is identified as a CMIC at any time (or was previously designed as a CCMC), it may have material adverse effect on a fund’s ability to track its Underlying Index.

8. Line of Credit

The Trust has entered into a senior unsecured credit facility with a syndication of banks which allows the Xtrackers Harvest CSI 300 China A-Shares ETF, Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF, Xtrackers MSCI China A Inclusion Equity ETF and certain other funds managed by the Advisor to borrow up to

50

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

$105 million. Each Fund may borrow money under this credit facility to the extent necessary for temporary or emergency purposes, including the funding of shareholder redemption requests, trade settlements, and as necessary to distribute to shareholders any income necessary to maintain each Funds’ status as a regulated investment company. Borrowings are charged an interest rate of 1.25% per annum plus the greater of the Federal Funds Effective Rate or the one-month LIBOR Rate. Each Fund may borrow up to the lesser of 33 percent of its net assets as permitted by the Act or 25 percent of adjusted total net assets. The Funds had no outstanding loans at November 30, 2021.

9. Other — COVID-19 Pandemic

A novel coronavirus known as COVID-19, declared a pandemic by the World Health Organization, has caused significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain interruptions. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to low vaccination rates and/or the lack of effectiveness of current vaccines against new variants. The pandemic has affected and may continue to affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The Funds’ and their investments may be adversely affected by the effects of the COVID-19 pandemic, and the pandemic may result in the Funds and their service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others. Management will continue to monitor the impact COVID-19 has on the Funds and reflect the consequences as appropriate in the Funds’ accounting and financial reporting.

51

DBX ETF Trust

Additional Information (Unaudited)

Proxy Voting Policies and Procedures

The Funds’ policies and procedures for voting proxies for portfolio securities and information about how each Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — www.Xtrackers.com (click on “Resources” and “Proxy Voting” at the top of the page) — or on the SEC’s Web site — www.sec.gov. To obtain a written copy of the Funds’ policies and procedures without charge, upon request, call us toll free at (855) 329-3837.

Portfolio Holdings Information

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-PORT. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and are available by calling the Trust at 855-329-3837.

Information about each Fund’s portfolio holdings is available daily at www.Xtrackers.com.

Discount & Premium Information

Information regarding how often shares of each Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.Xtrackers.com.

52

DBX ETF Trust

Privacy Policy Notice (Unaudited)

DBX Advisors LLC (“Advisors”) collects non-public information about you from the following sources: (i) information received from you on applications or other forms; and (ii) information about your transactions with the Advisors, Advisors’ affiliates and third-party service providers and vendors. Advisors does not disclose any non-public personal information about you to anyone, other than as set forth below, as permitted by applicable law and regulation. Advisors may disclose non-public personal information about you to the funds in which you invest, to Advisors’ affiliates, and to non-affiliated companies that work with Advisors to service your account(s), or to provide services or process transactions that you have requested. Advisors may disclose non-public personal information in situations that may include, but are not limited to, in response to legal and/or regulatory inquiries and the proposed or actual sale, assignment merger or other transfer of all or a portion of Advisors’ business to another business entity. Advisors may also disclose non-public personal information about you to parties representing you, such as your investment representative, your accountant, your tax advisor, or to other third parties at your direction/consent. Advisors will not sell, rent, license or trade your personal and financial information to or with third parties for their own direct marketing use unless you give us general or specific consent to do so. If you decide to close your account(s) or become an inactive customer, Advisors will adhere to the privacy policies and practices as described in this notice. Advisors restricts access to your personal and account information to those employees who need to know that information to provide products and services to you. Advisors maintains reasonable and customary physical, electronic and procedural safeguards to guard your non-public personal information.

California residents may go to https://fundsus.dws.com/us/en-us/legal-resources/privacy-policy.html to obtain additional information relating to their rights under California state law.

Advisors reserves the right, at their discretion, to change, modify, add, or remove portions of this Privacy Policy Notice, and any of the policies described herein, at any time. Advisors will indicate any such changes to the Privacy Policy Notice at the privacy link which can be found at www.Xtrackers.com. At all times, you are bound by the then-current version of the Privacy Policy and all applicable laws. Advisors highly recommends that you review this Privacy Policy Notice from time to time to ensure that you are familiar with the most recent version. The examples contained in this Privacy Policy Notice are illustrations; they are not intended to be exclusive.

Rev. 12/2021

53

DBX ETF Trust

This report is intended for the shareholders of DBX ETF Trust.

This report must be preceded or accompanied by a prospectus.

Investing involves risk, including possible loss of principal. Stocks may decline in value. Foreign investing involves greater and different risks than investing in U.S. companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Funds investing in a single industry, country or in a limited geographic region generally are more volatile than more diversified funds. Special risks associated with investments in Chinese companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards, the nature and extent of intervention by the Chinese government in the Chinese securities markets, and the potential unavailability of A shares. Uncertainties in the Chinese tax rules governing taxation of income and gains from investments in A-shares could result in unexpected tax liabilities for the Funds which may reduce Fund returns. Any reduction or elimination of access to A-shares will have a material adverse effect on the ability of the Funds to achieve its investment objective. Performance of the Funds may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in these Funds should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Funds. Please read the prospectus for more information.

The U.S. government has imposed restrictions on the ability of U.S. investors to hold and/or acquire securities of certain Chinese companies. To the extent that an Underlying Index includes such a security and the Fund excludes it, the Fund’s tracking error may increase and the performance of the Fund and Underlying Index may diverge.

War, terrorism, economic uncertainty, trade disputes, public health crises (including the ongoing pandemic spread of the novel coronavirus) and related geopolitical events could lead to increased market volatility, disruption to U.S. and world economies and markets and may have significant adverse effects on the Funds and their investments.

Shares of the Funds are bought and sold at market price (not NAV) throughout the day on the NYSE Arca, Inc. Transactions in Fund shares may result in brokerage commissions and may generate tax consequences. There can be no assurance that an active trading market for shares of a Fund will develop or be maintained.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. (“ALPS”). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

The CSI Indexes are calculated by China Securities Index Co., Ltd. (CSI). CSI does not make any warranties, express or implied, to its customers or any other party regarding the accuracy or completeness of any data related to the Index. All information is provided for information purposes only. CSI accepts no liability for any errors or any loss arising from the use of information it provides.

The Funds or securities referred to herein are not sponsored, endorsed, issued, sold or promoted by MSCI, and MSCI bears no liability with respect to any such Funds or securities or any index on which such Funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with DBX Advisors LLC and any related funds.

Copyright © 2022 DWS Group. All rights reserved. XtrackersTM is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Not FDIC Insured  |  No Bank Guarantee  |  May Lose Value

DBX ETF Trust

Investment advisor DBX Advisors LLC 875 Third Avenue New York, NY 10022	Investment sub-advisor Harvest Global Investments Limited 31/F, One Exchange Square 8 Connaught Place Central, Hong Kong	Administrator, custodian, fund accounting agent, lending agent & transfer agent The Bank of New York Mellon 240 Greenwich Street New York, NY 10286

Distributor ALPS Distributors, Inc. 1290 Broadway Suite 1000 Denver, CO 80203	Independent registered public accounting firm Ernst & Young LLP One Manhattan West New York, NY 10001	Legal counsel Vedder Price P.C. 1633 Broadway New York, NY 10019

R-049076-6 (1/22) DBX005039 (1/23)

(b)	Not applicable

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Stephen R. Byers, George O. Elston, and J. David Officer are the designated financial experts on the Audit Committee of DBX ETF Trust. With respect to DBX ETF Trust, Stephen Byers, George O. Elston, and J. David Officer are not “interested persons” as such terms are defined by Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are Stephen R. Byers, George O. Elston, and J. David Officer.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a)

The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)

There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(2)(1)	Not applicable.

(a)(2)(2)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	DBX ETF Trust

By (Signature and Title)	/s/ Freddi Klassen
Freddi Klassen
President and Chief Executive Officer

Date	February 3, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Freddi Klassen
Freddi Klassen
President and Chief Executive Officer

Date	February 3, 2022

By (Signature and Title)	/s/ Diane Kenneally
Diane Kenneally
Treasurer and Chief Financial Officer

Date	February 3, 2022